UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09102

iShares, Inc.

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated

351 West Camden Street, Baltimore, MD 21201

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: August 31, 2018

Date of reporting period: February 28, 2018

Item 1. Reports to Stockholders.

FEBRUARY 28, 2018

2018 SEMI-ANNUAL REPORT (UNAUDITED)

iShares, Inc.

➢	iShares MSCI Austria ETF | EWO | NYSE Arca
➢	iShares MSCI Belgium ETF | EWK | NYSE Arca
➢	iShares MSCI France ETF | EWQ | NYSE Arca
➢	iShares MSCI Netherlands ETF | EWN | NYSE Arca
➢	iShares MSCI Sweden ETF | EWD | NYSE Arca

Fund Performance Overview

iSHARES® MSCI AUSTRIA ETF

Performance as of February 28, 2018

The iShares MSCI Austria ETF (the “Fund”) (formerly the iShares MSCI Austria Capped ETF) seeks to track the investment results of a broad-based index composed of Austrian equities, as represented by the MSCI Austria IMI 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2018, the total return for the Fund was 11.80%, net of fees, while the total return for the Index was 12.02%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	48.40%	48.14%	48.68%	48.40%	48.14%	48.68%
5 Years	9.42%	9.41%	9.59%	56.88%	56.74%	58.11%
10 Years	(0.05)%	0.10%	(0.32)%	(0.48)%	0.96%	(3.13)%

Index performance through February 11, 2013 reflects the performance of the MSCI Austria Investable Market Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Austria IMI 25/50 Index.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,118.00	$2.47	$1,000.00	$1,022.50	$2.36	0.47%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY SECTOR

As of 2/28/18

Sector	Percentage of Total Investments*

Financials	32.80%
Materials	17.51
Energy	14.92
Real Estate	13.78
Industrials	11.88
Information Technology	2.83
Telecommunication Services	2.67
Consumer Discretionary	1.93
Utilities	1.68

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/18

Security	Percentage of Total Investments*

Erste Group Bank AG	23.07%
OMV AG	12.52
Voestalpine AG	9.75
Wienerberger AG	4.83
Raiffeisen Bank International AG	4.43
BUWOG AG	4.42
ANDRITZ AG	4.30
CA Immobilien Anlagen AG	3.91
IMMOFINANZ AG	3.59
Oesterreichische Post AG	3.02

TOTAL	73.84%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI BELGIUM ETF

Performance as of February 28, 2018

The iShares MSCI Belgium ETF (the “Fund”) (formerly the iShares MSCI Belgium Capped ETF) seeks to track the investment results of a broad-based index composed of Belgian equities, as represented by the MSCI Belgium IMI 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2018, the total return for the Fund was 7.96%, net of fees, while the total return for the Index was 8.06%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	26.16%	25.88%	26.14%	26.16%	25.88%	26.14%
5 Years	11.99%	11.97%	12.04%	76.15%	75.99%	76.57%
10 Years	2.93%	3.02%	3.46%	33.43%	34.71%	40.55%

Index performance through November 8, 2012 reflects the performance of the MSCI Belgium Investable Market Index. Index performance beginning on November 9, 2012 reflects the performance of the MSCI Belgium IMI 25/50 Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,079.60	$2.42	$1,000.00	$1,022.50	$2.36	0.47%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY SECTOR

As of 2/28/18

Sector	Percentage of Total Investments*

Consumer Staples	26.45%
Financials	25.52
Materials	13.75
Health Care	11.62
Real Estate	5.72
Consumer Discretionary	4.54
Information Technology	3.84
Telecommunication Services	3.18
Industrials	2.83
Utilities	1.32
Energy	1.23

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/18

Security	Percentage of Total Investments*

Anheuser-Busch InBev SA/NV	22.78%
KBC Group NV	10.50
Umicore SA	5.82
Solvay SA	4.90
Ageas	4.47
UCB SA	4.44
Groupe Bruxelles Lambert SA	4.41
Proximus SADP	2.52
Galapagos NV	2.46
Ackermans & van Haaren NV	2.34

TOTAL	64.64%

*	Excludes money market funds.

6	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI FRANCE ETF

Performance as of February 28, 2018

The iShares MSCI France ETF (the “Fund”) seeks to track the investment results of an index composed of French equities, as represented by the MSCI France Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2018, the total return for the Fund was 7.61%, net of fees, while the total return for the Index was 7.79%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	29.95%	29.57%	29.85%	29.95%	29.57%	29.85%
5 Years	8.94%	8.88%	8.91%	53.41%	53.03%	53.21%
10 Years	2.35%	2.40%	2.37%	26.20%	26.71%	26.43%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,076.10	$2.42	$1,000.00	$1,022.50	$2.36	0.47%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY SECTOR

As of 2/28/18

Sector	Percentage of Total Investments*

Industrials	21.20%
Consumer Discretionary	18.71
Financials	15.21
Consumer Staples	9.65
Energy	8.43
Health Care	8.13
Materials	5.47
Information Technology	4.56
Utilities	3.25
Real Estate	2.93
Telecommunication Services	2.46

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/18

Security	Percentage of Total Investments*

TOTAL SA	8.43%
Sanofi	5.53
BNP Paribas SA	5.49
LVMH Moet Hennessy Louis Vuitton SE	5.14
Airbus SE	4.27
AXA SA	3.75
L’Oreal SA	3.33
Air Liquide SA	3.30
Vinci SA	3.08
Schneider Electric SE	3.03

TOTAL	45.35%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® MSCI NETHERLANDS ETF

Performance as of February 28, 2018

The iShares MSCI Netherlands ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Dutch equities, as represented by the MSCI Netherlands IMI 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2018, the total return for the Fund was 5.27%, net of fees, while the total return for the Index was 5.51%.

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
NAV	27.66%	11.78%	4.14%	27.66%	74.49%	50.02%
MARKET	27.26%	11.73%	4.23%	27.26%	74.10%	51.37%
INDEX[a]	28.18%	11.96%	4.50%	28.18%	75.91%	55.31%
MSCI Netherlands Investable Market Index	27.89%	11.91%	4.48%	27.89%	75.51%	54.96%
MSCI Netherlands IMI 25/50 Index[b]	27.83%	n/a	n/a	27.83%	n/a	n/a

[a]	Index performance through August 31, 2017 reflects the performance of the MSCI Netherlands Investable Market Index. Index performance beginning on September 1, 2017 reflects the performance of the MSCI Netherlands IMI 25/50 index, which, effective as of September 1, 2017, replaced the MSCI Netherlands Investable Market Index as the underlying index of the Fund.
[b]	The inception date of the MSCI Netherlands IMI 25/50 Index was July 20, 2016.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,052.70	$2.39	$1,000.00	$1,022.50	$2.36	0.47%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY SECTOR

As of 2/28/18

Sector	Percentage of Total Investments*

Consumer Staples	24.97%
Information Technology	22.27
Financials	19.55
Industrials	14.04
Materials	8.57
Health Care	4.44
Telecommunication Services	1.93
Energy	1.63
Real Estate	1.37
Consumer Discretionary	1.23

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/18

Security	Percentage of Total Investments*

Unilever NV CVA	14.02%
ASML Holding NV	12.15
ING Groep NV	11.11
NXP Semiconductors NV	6.68
Koninklijke Ahold Delhaize NV	4.47
Koninklijke Philips NV	4.44
Akzo Nobel NV	4.25
Heineken NV	3.56
RELX NV	3.47
Koninklijke DSM NV	3.34

TOTAL	67.49%

*	Excludes money market funds.

8	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI SWEDEN ETF

Performance as of February 28, 2018

The iShares MSCI Sweden ETF (the “Fund”) (formerly the iShares MSCI Sweden Capped ETF) seeks to track the investment results of an index composed of Swedish equities, as represented by the MSCI Sweden 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2018, the total return for the Fund was -0.63%, net of fees, while the total return for the Index was -0.36%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	15.87%	15.50%	15.17%	15.87%	15.50%	15.17%
5 Years	4.71%	4.69%	4.12%	25.88%	25.77%	22.36%
10 Years	5.13%	5.20%	4.81%	64.97%	65.97%	59.96%

Index performance through November 30, 2016 reflects the performance of the MSCI Sweden Index. Index performance beginning on December 1, 2016 reflects the performance of the MSCI Sweden 25/50 Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$993.70	$2.32	$1,000.00	$1,022.50	$2.36	0.47%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY SECTOR

As of 2/28/18

Sector	Percentage of Total Investments*

Industrials	34.94%
Financials	31.84
Information Technology	8.55
Consumer Discretionary	7.27
Consumer Staples	6.86
Telecommunication Services	5.80
Materials	2.60
Energy	1.29
Health Care	0.85

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/18

Security	Percentage of Total Investments*

Nordea Bank AB	8.42%
Volvo AB Class B	7.13
Atlas Copco AB Class A	6.97
Swedbank AB Class A	5.53
Assa Abloy AB Class B	5.25
Svenska Handelsbanken AB Class A	5.09
Investor AB Class B	4.58
Telefonaktiebolaget LM Ericsson Class B	4.57
Sandvik AB	4.54
Skandinaviska Enskilda Banken AB Class A	4.14

TOTAL	56.22%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2017 and held through February 28, 2018, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI AUSTRIA ETF

February 28, 2018

Security	Shares	Value
COMMON STOCKS — 99.68%

AEROSPACE & DEFENSE — 2.00%
FACC AGa	200,975	$5,270,064

		5,270,064
AIR FREIGHT & LOGISTICS — 3.01%
Oesterreichische Post AG	164,419	7,941,135

		7,941,135
AUTO COMPONENTS — 0.92%
POLYTEC Holding AG	114,427	2,428,361

		2,428,361
BANKS — 27.41%
Erste Group Bank AG	1,187,329	60,690,979
Raiffeisen Bank International AGa	298,489	11,646,032

		72,337,011
CHEMICALS — 2.91%
Lenzing AG	62,144	7,685,508

		7,685,508
CONSTRUCTION & ENGINEERING — 0.99%
Porr AGb	77,719	2,606,725

		2,606,725
CONSTRUCTION MATERIALS — 4.82%
Wienerberger AG	470,762	12,712,016

		12,712,016
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.66%
Telekom Austria AG	782,724	7,016,676

		7,016,676
ELECTRIC UTILITIES — 1.68%
EVN AG	226,859	4,427,019

		4,427,019
ELECTRICAL EQUIPMENT — 0.86%
Zumtobel Group AG	211,050	2,265,184

		2,265,184
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.82%
AT&S Austria Technologie & Systemtechnik AG	190,052	5,134,304
Kapsch TrafficCom AG	43,330	2,320,003

		7,454,307
ENERGY EQUIPMENT & SERVICES — 2.39%
Schoeller-Bleckmann Oilfield Equipment AGa	60,886	6,300,931

		6,300,931

Security	Shares	Value
HOTELS, RESTAURANTS & LEISURE — 1.01%
DO & CO AGb	43,959	$2,656,604

		2,656,604
INSURANCE — 5.29%
UNIQA Insurance Group AG	632,308	7,353,342
Vienna Insurance Group AG Wiener Versicherung Gruppe	197,786	6,600,047

		13,953,389
MACHINERY — 4.98%
ANDRITZ AG	194,261	11,301,586
Semperit AG Holding[b]	89,363	1,852,858

		13,154,444
METALS & MINING — 9.72%
Voestalpine AG	441,891	25,654,143

		25,654,143
OIL, GAS & CONSUMABLE FUELS — 12.48%
OMV AG	573,372	32,937,664

		32,937,664
REAL ESTATE MANAGEMENT & DEVELOPMENT — 13.73%
BUWOG AG	329,827	11,625,709
CA Immobilien Anlagen AG	349,677	10,295,318
IMMOFINANZ AG	4,029,917	9,436,974
S IMMO AG	273,537	4,884,190

		36,242,191

TOTAL COMMON STOCKS
(Cost: $221,153,912)		263,043,372

SHORT-TERM INVESTMENTS — 1.54%
MONEY MARKET FUNDS — 1.54%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.58%[c,d,e]	4,032,211	4,032,614
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[c,d]	20,163	20,163

		4,052,777

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,052,854)		4,052,777

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRIA ETF

February 28, 2018

Value
TOTAL INVESTMENTS IN SECURITIES — 101.22%
(Cost: $225,206,766)	$267,096,149
Other Assets, Less Liabilities — (1.22)%	(3,209,128)

NET ASSETS — 100.00%	$263,887,021

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased	Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income		Net realized gain (loss)[a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	6,611,731	—	(2,579,520)[b]	4,032,211	$4,032,614	$91,485	[c]	$(1,418)	$(599)
BlackRock Cash Funds: Treasury, SL Agency Shares	135,114	—	(114,951)[b]	20,163	20,163	696		—	—

					$4,052,777	$92,181		$(1,418)	$(599)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$263,043,372	$—	$—	$263,043,372
Money market funds	4,052,777	—	—	4,052,777

Total	$267,096,149	$—	$—	$267,096,149

See notes to financial statements.

12	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI BELGIUM ETF

February 28, 2018

Security	Shares	Value
COMMON STOCKS — 99.92%

AIR FREIGHT & LOGISTICS — 1.95%
bpost SA	44,419	$1,510,416

		1,510,416
BANKS — 10.49%
KBC Group NV	86,019	8,109,784

		8,109,784
BEVERAGES — 22.76%
Anheuser-Busch InBev SA/NV	164,839	17,587,502

		17,587,502
BIOTECHNOLOGY — 4.56%
Ablynx NVa,b	29,453	1,571,963
Celyad SAa,b	1,382	54,781
Galapagos NVa,b	17,987	1,899,379

		3,526,123
CAPITAL MARKETS — 0.95%
Gimv NV	11,865	736,582

		736,582
CHEMICALS — 11.79%
Recticel SA	5,995	72,753
Solvay SA	27,412	3,781,279
Tessenderlo Group SAa	16,852	764,592
Umicore SA	79,154	4,491,051

		9,109,675
COMMUNICATIONS EQUIPMENT — 0.60%
EVS Broadcast Equipment SA	13,518	466,589

		466,589
CONSTRUCTION & ENGINEERING — 0.87%
Cie. d’Entreprises CFE	4,970	675,269

		675,269
DISTRIBUTORS — 0.90%
D’ieteren SA/NV	16,176	698,014

		698,014
DIVERSIFIED FINANCIAL SERVICES — 9.58%
Ackermans & van Haaren NV	10,005	1,809,646
Groupe Bruxelles Lambert SA	29,727	3,409,566
KBC Ancora	17,272	1,123,861
Sofina SA	6,223	1,061,066

		7,404,139
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.52%
Proximus SADP	60,432	1,945,099

		1,945,099

Security	Shares	Value
ELECTRIC UTILITIES — 1.32%
Elia System Operator SA/NV	16,141	$1,021,723

		1,021,723
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.93%
Barco NV	5,850	716,350

		716,350
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.72%
Aedifica SA	9,486	867,720
Befimmo SA	12,111	793,213
Cofinimmo SA	9,761	1,230,978
Intervest Offices & Warehouses NV	16,954	468,356
Warehouses De Pauw CVA	8,871	1,058,149

		4,418,416
FOOD & STAPLES RETAILING — 1.89%
Colruyt SA	26,951	1,457,163

		1,457,163
FOOD PRODUCTS — 0.42%
Greenyard NV	14,022	320,832

		320,832
HEALTH CARE EQUIPMENT & SUPPLIES — 1.12%
Biocartis NVa,b,c	30,456	484,380
Ion Beam Applications[b]	14,629	377,185

		861,565
HEALTH CARE PROVIDERS & SERVICES — 0.70%
Fagron[a]	33,830	544,230

		544,230
HEALTH CARE TECHNOLOGY — 0.79%
AGFA-Gevaert NVa	123,881	610,712

		610,712
HOUSEHOLD DURABLES — 0.07%
Balta Group NVa,c	5,588	52,070

		52,070
INSURANCE — 4.47%
Ageas	65,598	3,452,286

		3,452,286
IT SERVICES — 0.87%
Econocom Group SA/NV	82,415	668,944

		668,944
MEDIA — 2.96%
Kinepolis Group NV	9,882	690,613

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BELGIUM ETF

February 28, 2018

Security	Shares	Value
Telenet Group Holding NVa	23,221	$1,598,749

		2,289,362
METALS & MINING — 1.95%
Bekaert SA	19,698	980,687
Nyrstar NVa,b	73,302	524,795

		1,505,482
OIL, GAS & CONSUMABLE FUELS — 1.23%
Euronav NV	73,698	597,741
Exmar NVa,b	47,666	354,047

		951,788
PERSONAL PRODUCTS — 1.37%
Ontex Group NV	36,468	1,057,692

		1,057,692
PHARMACEUTICALS — 4.44%
UCB SA	41,277	3,427,386

		3,427,386
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.44%
Melexis NV	10,097	1,114,490

		1,114,490
TEXTILES, APPAREL & LUXURY GOODS — 0.60%
Sioen Industries NV	7,751	284,078
Van de Velde NV	3,674	179,912

		463,990
WIRELESS TELECOMMUNICATION SERVICES — 0.66%
Orange Belgium SA	27,514	512,087

		512,087

TOTAL COMMON STOCKS
(Cost: $73,906,186)		77,215,760

SHORT-TERM INVESTMENTS — 4.95%

MONEY MARKET FUNDS — 4.95%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.58%[d,e,f]	3,784,748	3,785,126
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[d,e]	35,894	35,894

		3,821,020

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,820,934)		3,821,020

Value
TOTAL INVESTMENTS IN SECURITIES — 104.87%
(Cost: $77,727,120)	$81,036,780
Other Assets, Less Liabilities — (4.87)%	(3,760,608)

NET ASSETS — 100.00%	$77,276,172

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[d]	Affiliate of the Fund.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

14	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BELGIUM ETF

February 28, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased	Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,505,275	279,473[b]	—	3,784,748	$3,785,126	$29,286	[c]	$143	$(241)
BlackRock Cash Funds: Treasury, SL Agency Shares	25,070	10,824[b]	—	35,894	35,894	277		—	—

					$3,821,020	$29,563		$143	$(241)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$77,215,760	$—	$—	$77,215,760
Money market funds	3,821,020	—	—	3,821,020

Total	$81,036,780	$—	$—	$81,036,780

See notes to financial statements.

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited)

iSHARES® MSCI FRANCE ETF

February 28, 2018

Security	Shares	Value
COMMON STOCKS — 99.84%

AEROSPACE & DEFENSE — 7.52%
Airbus SE	282,566	$33,891,088
Dassault Aviation SA	1,215	2,114,636
Safran SA	162,314	17,995,142
Thales SA	51,569	5,757,514

		59,758,380
AIR FREIGHT & LOGISTICS — 0.30%
Bollore SA	425,853	2,413,094

		2,413,094
AUTO COMPONENTS — 2.97%
Cie. Generale des Etablissements Michelin SCA Class B	83,276	12,868,617
Faurecia SA	36,926	3,120,151
Valeo SA	116,753	7,612,589

		23,601,357
AUTOMOBILES — 2.10%
Peugeot SA	286,527	6,505,250
Renault SA	93,645	10,219,884

		16,725,134
BANKS — 9.38%
BNP Paribas SA	546,610	43,580,425
Credit Agricole SA	554,621	9,561,533
Societe Generale SA	373,276	21,452,147

		74,594,105
BEVERAGES — 2.33%
Pernod Ricard SA	103,298	17,008,307
Remy Cointreau SA	11,143	1,520,784

		18,529,091
BUILDING PRODUCTS — 1.75%
Cie. de Saint-Gobain	243,460	13,880,279

		13,880,279
CAPITAL MARKETS — 0.80%
Amundi SAa	29,405	2,408,615
Natixis SA	458,533	3,970,675

		6,379,290
CHEMICALS — 3.84%
Air Liquide SA	208,047	26,173,759
Arkema SA	33,199	4,350,777

		30,524,536
COMMERCIAL SERVICES & SUPPLIES — 0.67%
Edenred	108,789	3,838,564

Security	Shares	Value
Societe BIC SA	13,924	$1,463,035

		5,301,599
CONSTRUCTION & ENGINEERING — 4.23%
Bouygues SA	104,469	5,308,137
Eiffage SA	35,757	3,885,744
Vinci SA	246,301	24,428,621

		33,622,502
CONSTRUCTION MATERIALS — 0.22%
Imerys SA	17,413	1,779,726

		1,779,726
DIVERSIFIED FINANCIAL SERVICES — 0.55%
Eurazeo SA	21,087	2,017,637
Wendel SA	13,598	2,364,994

		4,382,631
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.46%
Iliad SA	12,841	3,021,110
Orange SA	970,511	16,500,558

		19,521,668
ELECTRIC UTILITIES — 0.46%
Electricite de France SA	281,330	3,673,145

		3,673,145
ELECTRICAL EQUIPMENT — 4.31%
Legrand SA	129,602	10,201,783
Schneider Electric SE	275,848	24,082,243

		34,284,026
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.32%
Ingenico Group SA	28,812	2,513,254

		2,513,254
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.92%
Fonciere Des Regions	16,335	1,712,381
Gecina SA	23,564	4,141,412
ICADE	16,211	1,572,843
Klepierre SA	107,203	4,436,354
Unibail-Rodamco SE	48,653	11,378,379

		23,241,369
FOOD & STAPLES RETAILING — 1.01%
Carrefour SA	283,053	6,542,028
Casino Guichard Perrachon SA	27,022	1,470,559

		8,012,587

16	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI FRANCE ETF

February 28, 2018

Security	Shares	Value
FOOD PRODUCTS — 2.96%
Danone SA	293,726	$23,554,482

		23,554,482
HEALTH CARE EQUIPMENT & SUPPLIES — 1.87%
BioMerieux	20,150	1,553,200
Essilor International Cie. Generale d’Optique SA	101,092	13,297,572

		14,850,772
HOTELS, RESTAURANTS & LEISURE — 1.35%
Accor SA	91,448	5,297,893
Sodexo SA	44,089	5,436,468

		10,734,361
HOUSEHOLD DURABLES — 0.28%
SEB SA	10,968	2,246,020

		2,246,020
INSURANCE — 4.45%
AXA SA	944,056	29,775,680
CNP Assurances	83,507	2,036,987
SCOR SE	84,175	3,592,216

		35,404,883
IT SERVICES — 2.00%
Atos SE	45,967	6,082,909
Capgemini SE	78,285	9,829,701

		15,912,610
LIFE SCIENCES TOOLS & SERVICES — 0.39%
Eurofins Scientific SE	5,535	3,129,655

		3,129,655
MACHINERY — 0.40%
Alstom SA	74,963	3,168,003

		3,168,003
MEDIA — 3.60%
Eutelsat Communications SA	84,924	1,988,690
JCDecaux SA	36,069	1,405,971
Lagardere SCA	57,410	1,694,487
Publicis Groupe SA	100,986	7,641,319
SES SA	177,208	2,837,811
Vivendi SA	503,338	13,045,300

		28,613,578
METALS & MINING — 1.40%
ArcelorMittal[b]	322,918	11,126,181

		11,126,181

Security	Shares	Value
MULTI-UTILITIES — 2.78%
Engie SA	888,264	$13,948,410
Suez	179,037	2,472,956
Veolia Environnement SA	233,289	5,682,085

		22,103,451
OIL, GAS & CONSUMABLE FUELS — 8.42%
TOTAL SA	1,167,856	66,902,949

		66,902,949
PERSONAL PRODUCTS — 3.33%
L’Oreal SA	122,618	26,478,024

		26,478,024
PHARMACEUTICALS — 5.86%
Ipsen SA	18,306	2,698,209
Sanofi	553,102	43,868,662

		46,566,871
PROFESSIONAL SERVICES — 0.93%
Bureau Veritas SA	129,015	3,384,668
Teleperformance	28,149	4,020,270

		7,404,938
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.90%
STMicroelectronics NV	310,522	7,127,667

		7,127,667
SOFTWARE — 1.34%
Dassault Systemes SE	63,135	8,181,530
Ubisoft Entertainment SAb	29,922	2,481,618

		10,663,148
TEXTILES, APPAREL & LUXURY GOODS — 8.37%
Hermes International	15,429	8,319,433
Kering SA	36,859	17,442,578
LVMH Moet Hennessy Louis Vuitton SE	135,654	40,783,541

		66,545,552
TRADING COMPANIES & DISTRIBUTORS — 0.33%
Rexel SA	147,563	2,605,142

		2,605,142
TRANSPORTATION INFRASTRUCTURE — 0.74%
Aeroports de Paris	14,434	2,922,336
Getlink SE Registered	227,754	2,934,749

		5,857,085

TOTAL COMMON STOCKS (Cost: $744,086,408)		793,733,145

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI FRANCE ETF

February 28, 2018

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.00%

MONEY MARKET FUNDS — 0.00%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[c,d]	22,292	$22,292

		22,292

TOTAL SHORT-TERM INVESTMENTS
(Cost: $22,292)		22,292

TOTAL INVESTMENTS IN SECURITIES — 99.84%
(Cost: $744,108,700)		793,755,437
Other Assets, Less Liabilities — 0.16%		1,232,851

NET ASSETS — 100.00%		$794,988,288

[a]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[b]	Non-income producing security.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased	Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	—[b]	—	—	$—	$50,168	[c]	$(82)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	218,501	—	(196,209)[b]	22,292	22,292	1,254		—	—

					$22,292	$51,422		$(82)	$—

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Futures Contracts (Note 5)

Futures contracts outstanding as of February 28, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value/ unrealized appreciation (depreciation)
Long Contracts
CAC 40 Index	17	Mar 2018	$1,103	$40,034

18	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI FRANCE ETF

February 28, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$793,733,145	$—	$—	$793,733,145
Money market funds	22,292	—	—	22,292

Total	$793,755,437	$—	$—	$793,755,437

Derivative financial instruments[a]
Assets
Futures contracts	$40,034	$—	$—	$40,034

Total	$40,034	$—	$—	$40,034

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited)

iSHARES® MSCI NETHERLANDS ETF

February 28, 2018

Security	Shares	Value
COMMON STOCKS — 99.81%

AIR FREIGHT & LOGISTICS — 0.40%
PostNL NV	221,803	$888,665

		888,665
BANKS — 13.49%
ABN AMRO Group NV CVA[a]	170,928	5,336,894
ING Groep NV	1,395,599	24,643,627

		29,980,521
BEVERAGES — 6.01%
Coca-Cola European Partners PLC	64,644	2,457,765
Heineken Holding NV	22,014	2,194,937
Heineken NV	75,694	7,897,072
Refresco Group NVa	33,518	815,561

		13,365,335
CAPITAL MARKETS — 0.52%
BinckBank NV	66,785	395,054
Flow Traders[a]	18,778	771,359

		1,166,413
CHEMICALS — 8.46%
Akzo Nobel NV	96,929	9,429,187
Corbion NV	32,426	1,009,275
Koninklijke DSM NV	71,342	7,408,228
OCI NVb,c	40,767	965,840

		18,812,530
CONSTRUCTION & ENGINEERING — 1.43%
Arcadis NV	44,595	1,072,577
Boskalis Westminster	42,455	1,605,188
Koninklijke BAM Groep NV	101,250	448,268
Koninklijke Volkerwessels NV	2,350	63,629

		3,189,662
DIVERSIFIED FINANCIAL SERVICES — 0.00%
SNS REAAL NVb,c,d	68,952	1

		1
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.93%
Koninklijke KPN NV	1,366,977	4,284,792

		4,284,792
ELECTRICAL EQUIPMENT — 0.93%
Kendrion NV	13,745	615,242
Philips Lighting NVa	1,556	61,792
SIF Holding NVc	3,508	69,569
TKH Group NV	20,902	1,319,270

		2,065,873

Security	Shares	Value
ENERGY EQUIPMENT & SERVICES — 0.92%
Fugro NV CVA[b,c]	41,294	$601,097
SBM Offshore NV	84,694	1,444,093

		2,045,190
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.37%
Eurocommercial Properties NV	24,357	994,591
NSI NV	14,669	610,980
VastNed Retail NV	13,512	636,949
Wereldhave NV	21,451	793,777

		3,036,297
FOOD & STAPLES RETAILING — 4.46%
Koninklijke Ahold Delhaize NV	439,899	9,926,749

		9,926,749
FOOD PRODUCTS — 0.45%
ForFarmers NV	6,855	75,414
Wessanen	46,986	921,488

		996,902
HEALTH CARE EQUIPMENT & SUPPLIES — 4.43%
Koninklijke Philips NV	255,914	9,841,321

		9,841,321
HOTELS, RESTAURANTS & LEISURE — 0.05%
Basic-Fit NVa,b	4,696	123,714

		123,714
HOUSEHOLD DURABLES — 0.29%
TomTom NVb	66,451	639,137

		639,137
INSURANCE — 5.51%
Aegon NV	715,717	5,003,604
ASR Nederland NV	40,215	1,811,842
NN Group NV	120,988	5,424,419

		12,239,865
INTERNET SOFTWARE & SERVICES — 0.04%
Takeaway.com NVa,b	1,628	101,265

		101,265
IT SERVICES — 0.85%
InterXion Holding NVb	33,419	1,881,490

		1,881,490
LEISURE PRODUCTS — 0.22%
Accell Group	18,934	486,105

		486,105

20	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI NETHERLANDS ETF

February 28, 2018

Security	Shares	Value
MACHINERY — 1.03%
Aalberts Industries NV	45,351	$2,282,741

		2,282,741
MEDIA — 0.66%
Altice NV Class Ab,c	152,922	1,470,829

		1,470,829
METALS & MINING — 0.09%
AMG Advanced Metallurgical Group NV	4,071	204,070

		204,070
OIL, GAS & CONSUMABLE FUELS — 0.71%
Koninklijke Vopak NV	33,281	1,576,968

		1,576,968
PERSONAL PRODUCTS — 14.00%
Unilever NV CVA	593,700	31,118,477

		31,118,477
PROFESSIONAL SERVICES — 8.18%
Brunel International NV	22,252	441,291
Intertrust NVa	26,979	572,546
Randstad Holding NV	49,763	3,572,418
RELX NV	374,196	7,690,144
Wolters Kluwer NV	116,300	5,912,114

		18,188,513
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 20.38%
ASM International NV	23,174	1,665,326
ASML Holding NV	137,017	26,955,304
BE Semiconductor Industries NV	18,691	1,853,354
NXP Semiconductors NVb	118,946	14,827,808

		45,301,792
SOFTWARE — 0.96%
Gemalto NV	35,371	2,129,403

		2,129,403
TRADING COMPANIES & DISTRIBUTORS — 2.04%
AerCap Holdings NVb	59,235	2,938,648
IMCD Group NV	24,725	1,589,214

		4,527,862

TOTAL COMMON STOCKS
(Cost: $195,022,688)		221,872,482

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.89%

MONEY MARKET FUNDS — 0.89%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.58%[e,f,g]	1,914,984	$1,915,175
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[e,f]	57,056	57,056

		1,972,231

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,972,216)		1,972,231

TOTAL INVESTMENTS IN SECURITIES — 100.70%
(Cost: $196,994,904)		223,844,713
Other Assets, Less Liabilities — (0.70)%		(1,547,271)

NET ASSETS — 100.00%		$222,297,442

[a]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[b]	Non-income producing security.
[c]	All or a portion of this security is on loan.
[d]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[e]	Affiliate of the Fund.
[f]	Annualized 7-day yield as of period end.
[g]	All or a portion of this security was purchased with cash collateral received from loaned securities.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI NETHERLANDS ETF

February 28, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased	Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income		Net realized gain (loss)[a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,224,613	690,371[b]	—	1,914,984	$1,915,175	$16,332	[c]	$(143)	$(210)
BlackRock Cash Funds: Treasury, SL Agency Shares	32,493	24,563[b]	—	57,056	57,056	917		—	—

					$1,972,231	$17,249		$(143)	$(210)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Futures Contracts (Note 5)

Futures contracts outstanding as of February 28, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value/ unrealized appreciation (depreciation)
Long Contracts
Euro STOXX 50	9	Mar 2018	$377	$(3,707)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$221,872,481	$—	$1	$221,872,482
Money market funds	1,972,231	—	—	1,972,231

Total	$223,844,712	$—	$1	$223,844,713

Derivative financial instruments[a]
Liabilities
Futures contracts	$(3,707)	$—	$—	$(3,707)

Total	$(3,707)	$—	$—	$(3,707)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

22	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI SWEDEN ETF

February 28, 2018

Security	Shares	Value
COMMON STOCKS — 99.20%

BANKS — 22.99%
Nordea Bank AB	3,613,658	$41,241,627
Skandinaviska Enskilda Banken AB Class A	1,717,953	20,303,175
Svenska Handelsbanken AB Class A	1,808,625	24,928,486
Swedbank AB Class A	1,073,052	27,067,512

		113,540,800
BUILDING PRODUCTS — 5.21%
Assa Abloy AB Class B	1,147,218	25,732,963

		25,732,963
COMMERCIAL SERVICES & SUPPLIES — 1.52%
Securitas AB Class B	435,994	7,519,588

		7,519,588
COMMUNICATIONS EQUIPMENT — 4.54%
Telefonaktiebolaget LM Ericsson Class B	3,328,884	22,402,821

		22,402,821
CONSTRUCTION & ENGINEERING — 1.81%
Skanska AB Class B	446,037	8,917,510

		8,917,510
DIVERSIFIED FINANCIAL SERVICES — 8.59%
Industrivarden AB Class C	241,994	5,813,639
Investor AB Class B	495,791	22,445,381
Kinnevik AB Class B	292,745	10,744,524
L E Lundbergforetagen AB Class B	45,831	3,437,809

		42,441,353
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.48%
Telia Co. AB	3,616,724	17,168,035

		17,168,035
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.94%
Hexagon AB Class B	331,410	19,467,413

		19,467,413
FOOD & STAPLES RETAILING — 0.88%
ICA Gruppen AB	121,833	4,359,844

		4,359,844
HEALTH CARE EQUIPMENT & SUPPLIES — 0.84%
Getinge AB Class B	330,695	4,174,847

		4,174,847

Security	Shares	Value
HOUSEHOLD DURABLES — 3.43%
Electrolux AB Class B	317,221	$10,471,299
Husqvarna AB Class B	602,502	6,452,963

		16,924,262
HOUSEHOLD PRODUCTS — 3.80%
Essity AB Class Ba	681,400	18,750,733

		18,750,733
MACHINERY — 26.12%
Alfa Laval AB	395,990	9,572,964
Atlas Copco AB Class A	796,523	34,137,387
Atlas Copco AB Class B	459,111	17,509,997
Sandvik AB	1,193,023	22,246,340
SKF AB Class B	502,806	10,586,507
Volvo AB Class B	1,844,017	34,930,719

		128,983,914
METALS & MINING — 2.58%
Boliden AB	357,534	12,725,457

		12,725,457
OIL, GAS & CONSUMABLE FUELS — 1.28%
Lundin Petroleum ABa	268,662	6,334,334

		6,334,334
SPECIALTY RETAIL — 3.78%
Hennes & Mauritz AB Class B	1,125,777	18,671,688

		18,671,688
TOBACCO — 2.13%
Swedish Match AB	246,430	10,516,885

		10,516,885
WIRELESS TELECOMMUNICATION SERVICES — 2.28%
Millicom International Cellular SA SDR	85,240	5,704,614
Tele2 AB Class B	467,637	5,558,251

		11,262,865

TOTAL COMMON STOCKS (Cost: $509,764,757)		489,895,312

SHORT-TERM INVESTMENTS — 0.09%

MONEY MARKET FUNDS — 0.09%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[b,c]	431,371	431,371

		431,371

TOTAL SHORT-TERM INVESTMENTS (Cost: $431,371)		431,371

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SWEDEN ETF

February 28, 2018

Value
TOTAL INVESTMENTS IN SECURITIES —99.29%
(Cost: $510,196,128)	$490,326,683
Other Assets, Less Liabilities — 0.71%	3,523,378

NET ASSETS — 100.00%	$493,850,061

SDR — Swedish Depositary Receipts

[a]	Non-income producing security.
[b]	Affiliate of the Fund.
[c]	Annualized 7-day yield as of period end.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased	Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income		Net realized gain (loss)[a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,689,579	—	(3,689,579)[b]	—	$—	$3,318	[c]	$(344)	$266
BlackRock Cash Funds: Treasury, SL Agency Shares	5,596	425,775[b]	—	431,371	431,371	3,245		—	—

					$431,371	$6,563		$(344)	$266

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Futures Contracts (Note 5)

Futures contracts outstanding as of February 28, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value/ unrealized appreciation (depreciation)
Long Contracts
OMXS 30 Index	208	Mar 2018	$3,947	$165,909

24	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SWEDEN ETF

February 28, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$489,895,312	$—	$—	$489,895,312
Money market funds	431,371	—	—	431,371

Total	$490,326,683	$—	$—	$490,326,683

Derivative financial instruments[a]
Assets
Futures contracts	$165,909	$—	$—	$165,909

Total	$165,909	$—	$—	$165,909

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Statements of Assets and Liabilities (Unaudited)

iSHARES®, INC.

February 28, 2018

	iShares MSCI Austria ETF	iShares MSCI Belgium ETF	iShares MSCI France ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$221,153,912	$73,906,186	$744,086,408
Affiliated (Note 2)	4,052,854	3,820,934	22,292

Total cost of investments in securities	$225,206,766	$77,727,120	$744,108,700

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$263,043,372	$77,215,760	$793,733,145
Affiliated (Note 2)	4,052,777	3,821,020	22,292
Foreign currency, at value[b]	192,542	38,213	1,474,002
Foreign currency pledged to broker for futures contracts, at value[b]	—	—	79,277
Receivables:
Investment securities sold	3,798,362	2,665,847	813,237
Dividends and interest	15,436	8,510	145
Tax reclaims	680,021	39,601	—

Total Assets	271,782,510	83,788,951	796,122,098

LIABILITIES
Payables:
Investment securities purchased	3,764,475	2,702,089	842,142
Collateral for securities on loan (Note 1)	4,034,330	3,783,703	—
Futures variation margin	—	—	5,964
Investment advisory fees (Note 2)	96,684	26,987	285,704

Total Liabilities	7,895,489	6,512,779	1,133,810

NET ASSETS	$263,887,021	$77,276,172	$794,988,288

Net assets consist of:
Paid-in capital	$282,064,268	$117,440,027	$795,087,497
Distributions in excess of net investment income	(1,690,740)	(513,087)	(435,868)
Accumulated net realized loss	(58,430,029)	(42,962,879)	(49,339,249)
Net unrealized appreciation	41,943,522	3,312,111	49,675,908

NET ASSETS	$263,887,021	$77,276,172	$794,988,288

Shares outstanding[c]	10,400,000	3,520,000	25,000,000

Net asset value per share	$25.37	$21.95	$31.80

[a]	Securities on loan with values of $3,763,989, $3,570,237 and $ —, respectively. See Note 1.
[b]	Cost of foreign currency including currency pledged to broker for future contracts: $192,439, $38,982 and $1,564,143, respectively.
[c]	$0.001 par value, number of shares authorized: 100 million, 136.2 million and 340.2 million, respectively.

See notes to financial statements.

26	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 28, 2018

	iShares MSCI Netherlands ETF	iShares MSCI Sweden ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$195,022,688	$509,764,757
Affiliated (Note 2)	1,972,216	431,371

Total cost of investments in securities	$196,994,904	$510,196,128

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$221,872,482	$489,895,312
Affiliated (Note 2)	1,972,231	431,371
Foreign currency, at value[b]	181,082	627,717
Foreign currency pledged to broker for futures contracts, at value[b]	27,026	356,889
Receivables:
Investment securities sold	446,124	2,937,588
Due from custodian (Note 4)	—	66,915
Dividends and interest	238,419	588
Tax reclaims	—	1,868,336
Foreign withholding tax claims (Note 8)	—	10,945,276

Total Assets	224,737,364	507,129,992

LIABILITIES
Payables:
Investment securities purchased	445,351	3,177,723
Collateral for securities on loan (Note 1)	1,914,052	—
Futures variation margin	1,529	15,103
IRS compliance fee for foreign withholding tax claims (Note 8)	—	8,773,929
Professional fees (Note 8)	—	1,134,528
Investment advisory fees (Note 2)	78,990	178,648

Total Liabilities	2,439,922	13,279,931

NET ASSETS	$222,297,442	$493,850,061

Net assets consist of:
Paid-in capital	$229,645,901	$554,006,583
Undistributed (distributions in excess of) net investment income	217,378	(4,175,822)
Accumulated net realized loss	(34,410,518)	(36,603,435)
Net unrealized appreciation (depreciation)	26,844,681	(19,377,265)

NET ASSETS	$222,297,442	$493,850,061

Shares outstanding[c]	6,950,000	14,475,000

Net asset value per share	$31.99	$34.12

[a]	Securities on loan with values of $1,824,324 and $ —, respectively. See Note 1.
[b]	Cost of foreign currency including currency pledged to broker for future contracts: $204,557 and $1,016,691, respectively.
[c]	$0.001 par value, number of shares authorized: 255 million and 63.6 million, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	27

Statements of Operations (Unaudited)

iSHARES®, INC.

Six months ended February 28, 2018

	iShares MSCI Austria ETF	iShares MSCI Belgium ETF	iShares MSCI France ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$482,319	$515,308	$2,751,755
Dividends — affiliated (Note 2)	696	277	1,254
Securities lending income — affiliated — net (Note 2)	91,485	29,286	50,168

Total investment income	574,500	544,871	2,803,177

EXPENSES
Investment advisory fees (Note 2)	603,896	169,193	1,655,041
Proxy fees	15	10	42

Total expenses	603,911	169,203	1,655,083

Net investment income (loss)	(29,411)	375,668	1,148,094

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	1,433,871	(349,151)	(4,140,849)
Investments — affiliated (Note 2)	(1,418)	143	(82)
In-kind redemptions — unaffiliated	16,052,722	1,900,234	5,827,149
Futures contracts	—	—	(59,858)
Foreign currency transactions	(664)	16,367	93,095

Net realized gain	17,484,511	1,567,593	1,719,455

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	10,849,553	3,560,395	45,139,173
Investments — affiliated (Note 2)	(599)	(241)	—
Futures contracts	—	—	40,034
Translation of assets and liabilities in foreign currencies	16,882	(8,568)	(25,127)

Net change in unrealized appreciation/depreciation	10,865,836	3,551,586	45,154,080

Net realized and unrealized gain	28,350,347	5,119,179	46,873,535

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$28,320,936	$5,494,847	$48,021,629

[a]	Net of foreign withholding tax of $40,549, $90,976 and $353,030, respectively.

See notes to financial statements.

28	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended February 28, 2018

	iShares MSCI Netherlands ETF	iShares MSCI Sweden ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$916,608 [b]	$1,686,612
Dividends — affiliated (Note 2)	917	3,245
Securities lending income — affiliated — net (Note 2)	16,332	3,318

Total investment income	933,857	1,693,175

EXPENSES
Investment advisory fees (Note 2)	481,315	1,137,171
Proxy fees	19	40

Total expenses	481,334	1,137,211

Net investment income	452,523	555,964

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(699,017)	(3,652,385)
Investments — affiliated (Note 2)	(143)	(344)
In-kind redemptions — unaffiliated	8,119,607	9,937,268
Futures contracts	(8,492)	(336,002)
Foreign currency transactions	8,870	10,143

Net realized gain	7,420,825	5,958,680

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	2,419,042	(10,469,938)
Investments — affiliated (Note 2)	(210)	266
Futures contracts	(3,707)	165,909
Translation of assets and liabilities in foreign currencies	(5,123)	(497,048)

Net change in unrealized appreciation/depreciation	2,410,002	(10,800,811)

Net realized and unrealized gain (loss)	9,830,827	(4,842,131)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,283,350	$(4,286,167)

[a]	Net of foreign withholding tax of $154,292 and $25,738, respectively.
[b]	Includes $387,590 related to a special distribution from Akzo Nobel NV.

See notes to financial statements.

FINANCIAL STATEMENTS	29

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares MSCI Austria ETF		iShares MSCI Belgium ETF
	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$(29,411)	$3,359,266	$375,668	$2,097,860
Net realized gain (loss)	17,484,511	(4,516,396)	1,567,593	(1,924,884)
Net change in unrealized appreciation/depreciation	10,865,836	52,978,293	3,551,586	12,551,482

Net increase in net assets resulting from operations	28,320,936	51,821,163	5,494,847	12,724,458

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,965,486)	(3,029,256)	(909,027)	(2,204,067)

Total distributions to shareholders	(1,965,486)	(3,029,256)	(909,027)	(2,204,067)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	52,783,683	135,197,556	19,120,256	14,586,717
Cost of shares redeemed	(48,574,110)	(11,447,909)	(20,557,450)	(83,182,138)

Net increase (decrease) in net assets from capital share transactions	4,209,573	123,749,647	(1,437,194)	(68,595,421)

INCREASE (DECREASE) IN NET ASSETS	30,565,023	172,541,554	3,148,626	(58,075,030)

NET ASSETS
Beginning of period	233,321,998	60,780,444	74,127,546	132,202,576

End of period	$263,887,021	$233,321,998	$77,276,172	$74,127,546

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(1,690,740)	$304,157	$(513,087)	$20,272

SHARES ISSUED AND REDEEMED
Shares sold	2,200,000	6,900,000	880,000	800,000
Shares redeemed	(2,000,000)	(600,000)	(960,000)	(4,480,000)

Net increase (decrease) in shares outstanding	200,000	6,300,000	(80,000)	(3,680,000)

See notes to financial statements.

30	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI France ETF		iShares MSCI Netherlands ETF
	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,148,094	$10,004,996	$452,523	$3,117,660
Net realized gain	1,719,455	3,079,358	7,420,825	3,805,238
Net change in unrealized appreciation/depreciation	45,154,080	76,299,249	2,410,002	35,476,698

Net increase in net assets resulting from operations	48,021,629	89,383,603	10,283,350	42,399,596

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,144,830)	(9,786,674)	(1,125,156)	(4,373,491)

Total distributions to shareholders	(2,144,830)	(9,786,674)	(1,125,156)	(4,373,491)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	139,637,128	409,375,231	53,920,776	13,981,115
Cost of shares redeemed	(30,726,286)	(177,825,168)	(33,321,204)	(44,054,461)

Net increase (decrease) in net assets from capital share transactions	108,910,842	231,550,063	20,599,572	(30,073,346)

INCREASE IN NET ASSETS	154,787,641	311,146,992	29,757,766	7,952,759

NET ASSETS
Beginning of period	640,200,647	329,053,655	192,539,676	184,586,917

End of period	$794,988,288	$640,200,647	$222,297,442	$192,539,676

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(435,868)	$560,868	$217,378	$890,011

SHARES ISSUED AND REDEEMED
Shares sold	4,400,000	14,800,000	1,700,000	500,000
Shares redeemed	(1,000,000)	(7,000,000)	(1,050,000)	(1,650,000)

Net increase (decrease) in shares outstanding	3,400,000	7,800,000	650,000	(1,150,000)

See notes to financial statements.

FINANCIAL STATEMENTS	31

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Sweden ETF
	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$555,964	$9,413,568
Net realized gain (loss)	5,958,680	(670,324)
Net change in unrealized appreciation/depreciation	(10,800,811)	64,333,999

Net increase (decrease) in net assets resulting from operations	(4,286,167)	73,077,243

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,699,907)	(9,859,546)

Total distributions to shareholders	(4,699,907)	(9,859,546)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	98,106,984	206,461,394
Cost of shares redeemed	(55,586,188)	(94,072,500)

Net increase in net assets from capital share transactions	42,520,796	112,388,894

INCREASE IN NET ASSETS	33,534,722	175,606,591

NET ASSETS
Beginning of period	460,315,339	284,708,748

End of period	$493,850,061	$460,315,339

Distributions in excess of net investment income included in net assets at end of period	$(4,175,822)	$(31,879)

SHARES ISSUED AND REDEEMED
Shares sold	2,775,000	6,300,000
Shares redeemed	(1,575,000)	(3,000,000)

Net increase in shares outstanding	1,200,000	3,300,000

See notes to financial statements.

32	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Austria ETF
	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013
Net asset value, beginning of period	$22.87	$15.58	$15.59	$17.55	$17.87	$14.53

Income from investment operations:
Net investment income (loss)[a]	(0.00)[b]	0.53	0.38	0.25	0.52	0.32
Net realized and unrealized gain (loss)[c]	2.69	7.13	(0.06)	(1.96)	(0.18)	3.36

Total from investment operations	2.69	7.66	0.32	(1.71)	0.34	3.68

Less distributions from:
Net investment income	(0.19)	(0.37)	(0.33)	(0.25)	(0.66)	(0.34)

Total distributions	(0.19)	(0.37)	(0.33)	(0.25)	(0.66)	(0.34)

Net asset value, end of period	$25.37	$22.87	$15.58	$15.59	$17.55	$17.87

Total return	11.80%[d]	49.52%	2.11%	(9.76)%	1.56%	25.49%

Ratios/Supplemental data:
Net assets, end of period (000s)	$263,887	$233,322	$60,780	$56,130	$63,170	$82,223
Ratio of expenses to average net assets[e]	0.47%	0.49%	0.48%	0.48%	0.48%	0.51%
Ratio of net investment income (loss) to average net assets[e]	(0.02)%	2.75%	2.47%	1.54%	2.64%	1.82%
Portfolio turnover rate[f]	6%[d]	18%	15%	18%	30%	26%

[a]	Based on average shares outstanding throughout each period.
[b]	Rounds to less than $0.01.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	33

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Belgium ETF
	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013
Net asset value, beginning of period	$20.59	$18.16	$17.00	$17.02	$14.36	$11.97

Income from investment operations:
Net investment income[a]	0.11	0.43	0.34	0.34	0.32	0.42
Net realized and unrealized gain (loss)[b]	1.51	2.51	1.05	(0.00)[c]	2.95	2.36

Total from investment operations	1.62	2.94	1.39	0.34	3.27	2.78

Less distributions from:
Net investment income	(0.26)	(0.51)	(0.23)	(0.36)	(0.61)	(0.39)

Total distributions	(0.26)	(0.51)	(0.23)	(0.36)	(0.61)	(0.39)

Net asset value, end of period	$21.95	$20.59	$18.16	$17.00	$17.02	$14.36

Total return	7.96%[d]	16.44%	8.20%	1.95%	23.05%	23.43%

Ratios/Supplemental data:
Net assets, end of period (000s)	$77,276	$74,128	$132,203	$153,659	$164,765	$71,216
Ratio of expenses to average net assets[e]	0.47%	0.49%	0.48%	0.48%	0.48%	0.50%
Ratio of net investment income to average net assets[e]	1.05%	2.31%	1.92%	2.01%	1.90%	3.01%
Portfolio turnover rate[f]	6%[d]	8%	19%	7%	13%	24%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Rounds to less than $0.01.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

34	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI France ETF
	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013
Net asset value, beginning of period	$29.64	$23.84	$25.01	$27.64	$24.85	$20.70

Income from investment operations:
Net investment income[a]	0.05	0.69	0.67	0.74	0.66	0.69
Net realized and unrealized gain (loss)[b]	2.20	5.69	(1.14)	(2.69)	2.86	4.14

Total from investment operations	2.25	6.38	(0.47)	(1.95)	3.52	4.83

Less distributions from:
Net investment income	(0.09)	(0.58)	(0.70)	(0.68)	(0.73)	(0.68)

Total distributions	(0.09)	(0.58)	(0.70)	(0.68)	(0.73)	(0.68)

Net asset value, end of period	$31.80	$29.64	$23.84	$25.01	$27.64	$24.85

Total return	7.61%[c]	26.93%	(1.87)%	(7.17)%	14.07%	23.56%

Ratios/Supplemental data:
Net assets, end of period (000s)	$794,988	$640,201	$329,054	$350,139	$281,923	$526,839
Ratio of expenses to average net assets[d]	0.47%	0.49%	0.48%	0.48%	0.48%	0.51%
Ratio of net investment income to average net assets[d]	0.33%	2.57%	2.77%	2.85%	2.36%	2.94%
Portfolio turnover rate[e]	3%[c]	6%	6%	6%	6%	5%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	35

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Netherlands ETF
	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013
Net asset value, beginning of period	$30.56	$24.78	$24.48	$24.64	$22.52	$18.23

Income from investment operations:
Net investment income[a]	0.07 [b]	0.46	0.71	0.50	0.45	0.44
Net realized and unrealized gain (loss)[c]	1.54	5.98	0.08	(0.27)	2.22	4.19

Total from investment operations	1.61	6.44	0.79	0.23	2.67	4.63

Less distributions from:
Net investment income	(0.18)	(0.66)	(0.49)	(0.39)	(0.55)	(0.34)

Total distributions	(0.18)	(0.66)	(0.49)	(0.39)	(0.55)	(0.34)

Net asset value, end of period	$31.99	$30.56	$24.78	$24.48	$24.64	$22.52

Total return	5.27%[d]	26.44%	3.32%	0.87%	11.80%	25.57%

Ratios/Supplemental data:
Net assets, end of period (000s)	$222,297	$192,540	$184,587	$176,282	$165,092	$253,390
Ratio of expenses to average net assets[e]	0.47%	0.49%	0.48%	0.48%	0.48%	0.50%
Ratio of net investment income to average net assets[e]	0.44%[b]	1.74%	2.97%	2.01%	1.78%	2.09%
Portfolio turnover rate[f]	3%[d]	14%	24%	6%	7%	11%

[a]	Based on average shares outstanding throughout each period.
[b]	Includes a special distribution from Akzo Nobel NV. Excluding such special distribution, the net investment income would have been $0.01 per share and 0.06% of average net assets.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

36	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Sweden ETF
	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013
Net asset value, beginning of period	$34.68	$28.54	$30.26	$34.11	$31.97	$27.32

Income from investment operations:
Net investment income[a]	0.04	0.86	1.05	1.30 [b]	1.04	0.97
Net realized and unrealized gain (loss)[c]	(0.26)	6.04	(1.63)	(3.75)	2.33	4.70

Total from investment operations	(0.22)	6.90	(0.58)	(2.45)	3.37	5.67

Less distributions from:
Net investment income	(0.34)	(0.76)	(1.14)	(1.40)	(1.23)	(1.02)

Total distributions	(0.34)	(0.76)	(1.14)	(1.40)	(1.23)	(1.02)

Net asset value, end of period	$34.12	$34.68	$28.54	$30.26	$34.11	$31.97

Total return	(0.63)%[d]	24.30%	(1.91)%	(7.46)%[b]	10.49%	21.02%

Ratios/Supplemental data:
Net assets, end of period (000s)	$493,850	$460,315	$284,709	$331,387	$404,256	$434,006
Ratio of expenses to average net assets[e]	0.47%	0.49%	0.48%	0.92%	0.48%	0.51%
Ratio of expenses to average net assets excluding professional fees for foreign withholding tax claims (Note 8)[e]	n/a	n/a	n/a	0.48%	n/a	n/a
Ratio of net investment income to average net assets[e]	0.23%	2.74%	3.65%	3.97%[b]	2.97%	3.13%
Portfolio turnover rate[f]	2%[d]	9%	7%	4%	7%	7%

[a]	Based on average shares outstanding throughout each period.
[b]	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated IRS compliance fees and professional fees (See Note 8), which resulted in the following increases:
•	Net investment income per share by $0.42
•	Total return by 1.14%
•	Ratio of net investment income to average net assets by 1.31%
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	37

Notes to Financial Statements (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to Articles of Incorporation as subsequently amended and restated.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Former Name	Diversification Classification
MSCI Austria	iShares MSCI Austria Capped ETF	Non-diversified
MSCI Belgium	iShares MSCI Belgium Capped ETF	Non-diversified
MSCI France	N/A	Non-diversified
MSCI Netherlands	N/A	Non-diversified
MSCI Sweden	iShares MSCI Sweden Capped ETF	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

38	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

NOTES TO FINANCIAL STATEMENTS	39

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 28, 2018 are reflected in tax reclaims receivable. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2018, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

40	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of February 28, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of February 28, 2018 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

NOTES TO FINANCIAL STATEMENTS	41

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of February 28, 2018:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
MSCI Austria
Barclays Capital Inc.	$508,066	$508,066	$—
Citigroup Global Markets Inc.	244,912	244,912	—
Credit Suisse Securities (USA) LLC	596,382	596,382	—
Deutsche Bank Securities Inc.	1,251,951	1,251,951	—
Goldman Sachs & Co.	342,749	342,749	—
Morgan Stanley & Co. LLC	83,717	83,717	—
UBS AG	736,212	736,212	—

	$3,763,989	$3,763,989	$—

MSCI Belgium
Citigroup Global Markets Inc.	$349,670	$349,670	$—
Deutsche Bank Securities Inc.	390,472	390,472	—
Jefferies LLC	290,557	290,557	—
JPMorgan Securities LLC	2,144,705	2,144,705	—
Morgan Stanley & Co. LLC	394,833	394,833	—

	$3,570,237	$3,570,237	$—

MSCI Netherlands
Citigroup Global Markets Inc.	$46,312	$46,312	$—
Credit Suisse Securities (USA) LLC	1	1	—
JPMorgan Securities LLC	42,241	42,241	—
Merrill Lynch, Pierce, Fenner & Smith	497,018	497,018	—
UBS AG	1,238,752	1,238,752	—

	$1,824,324	$1,824,324	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).

42	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.59%	First $7 billion
0.54	Over $7 billion, up to and including $11 billion
0.49	Over $11 billion, up to and including $24 billion
0.44	Over $24 billion, up to and including $48 billion
0.40	Over $48 billion, up to and including $72 billion
0.36	Over $72 billion, up to and including $96 billion
0.32	Over $96 billion

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended February 28, 2018, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
MSCI Austria	$20,500
MSCI Belgium	6,973
MSCI France	8,855
MSCI Netherlands	3,952
MSCI Sweden	775

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

NOTES TO FINANCIAL STATEMENTS	43

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 28, 2018, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
MSCI Austria	$411,498	$1,621,765
MSCI Belgium	—	1,057,784
MSCI France	2,230,515	2,039,195
MSCI Netherlands	454,544	330,677
MSCI Sweden	2,019,932	1,083,317

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

It is possible that, from time to time, BlackRock and/or funds managed by BFA or an affiliate (collectively, “Affiliates”) may purchase and hold shares of the Fund. Affiliates reserve the right, subject to compliance with applicable law, to sell into the market or redeem in Creation Units through an authorized participant at any time some or all of the shares of the Fund acquired for their own accounts. A large sale or redemption of shares of the Fund by Affiliates could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund. As of February 28, 2018, the number of affiliated accounts that individually that individually represent more than 10% ownership of the Fund’s total shares outstanding and the aggregate percentage of net assets represented by such holdings were as follows:

iShares ETF	Number of Affiliated Accounts	Aggregate Affiliated Ownership Percentage
MSCI Belgium	1	14%

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain directors and officers of the Company are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2018 were as follows:

iShares ETF	Purchases	Sales
MSCI Austria	$15,553,749	$17,566,796
MSCI Belgium	4,448,543	4,822,012
MSCI France	18,929,047	20,242,573
MSCI Netherlands	6,739,099	6,035,659
MSCI Sweden	7,845,475	9,749,904

44	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

In-kind transactions (see Note 4) for the six months ended February 28, 2018 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI Austria	$52,593,000	$48,399,750
MSCI Belgium	19,066,753	20,482,579
MSCI France	139,260,631	30,684,663
MSCI Netherlands	51,688,075	32,237,653
MSCI Sweden	94,750,850	55,098,943

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	FUTURES CONTRACTS

Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded.

Pursuant to the contract, the fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract. Such receipts or payments are known as margin variation and are recorded by the fund as unrealized appreciation or depreciation. When the contract is closed, the fund records a realized gain or loss equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The

NOTES TO FINANCIAL STATEMENTS	45

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held as of February 28, 2018 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Assets
	iShares MSCI France ETF	iShares MSCI Sweden ETF
Futures contracts:
Variation margin/Net assets consist of – net unrealized appreciation[a]	$40,034	$165,909

[a]	Represents cumulative appreciation of futures contracts as reported in the schedules of investments. Only current day’s variation margin is reported separately within the statements of assets and liabilities.

Liabilities
iShares MSCI Netherlands ETF
Futures contracts:
Variation margin/Net assets consist of – net unrealized appreciation (depreciation)[b]	$3,707

[b]	Represents cumulative depreciation of futures contracts as reported in the schedule of investments. Only current day’s variation margin is reported separately within the statement of assets and liabilities.

The following table shows the realized and unrealized gains (losses) on futures contracts held during the six months ended February 28, 2018 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)
	iShares MSCI France ETF	iShares MSCI Netherlands ETF	iShares MSCI Sweden ETF
Futures contracts	$(59,858)	$(8,492)	$(336,002)

	Net Change in Unrealized Appreciation/Depreciation
	iShares MSCI France ETF	iShares MSCI Netherlands ETF	iShares MSCI Sweden ETF
Futures contracts	$40,034	$(3,707)	$165,909

46	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The following table shows the average quarter-end balances of open futures contracts for the six months ended February 28, 2018:

	iShares MSCI France ETF	iShares MSCI Netherlands ETF	iShares MSCI Sweden ETF
Average notional value of contracts purchased	$687,612	$296,205	$2,545,613

6.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The European financial markets have experienced volatility and adverse trends in recent years due to concerns about economic downturns or rising government debt levels in several European countries. These events have adversely affected the exchange rate of the euro and may continue to significantly affect

NOTES TO FINANCIAL STATEMENTS	47

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

European countries. The occurrence of terrorist incidents throughout Europe also could impact financial markets. In addition, the United Kingdom has voted to withdraw from the European Union. The referendum may introduce significant new uncertainties and instability in the financial markets as the United Kingdom negotiates its exit from the European Union.

When a fund concentrates its investments in issuers located in a single country, it assumes the risk that economic, political and social conditions in that country may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of August 31, 2017, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2018	Expiring 2019	Total
MSCI Austria	$34,763,382	$16,657,011	$13,826,937	$65,247,330
MSCI Belgium	14,428,086	10,826,174	19,023,517	44,277,777
MSCI France	30,506,193	7,008,530	2,858,814	40,373,537
MSCI Netherlands	14,209,375	22,256,170	2,329,005	38,794,550
MSCI Sweden	22,867,464	8,483,510	5,244,977	36,595,951

[a]	Must be utilized prior to losses subject to expiration.

48	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

As of February 28, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Austria	$237,335,149	$48,236,258	$(18,475,258)	$29,761,000
MSCI Belgium	78,332,159	9,756,707	(7,052,086)	2,704,621
MSCI France	754,793,867	80,210,232	(41,208,628)	39,001,604
MSCI Netherlands	200,031,697	33,415,818	(9,606,509)	23,809,309
MSCI Sweden	519,671,115	33,743,467	(62,921,990)	(29,178,523)

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2018, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

8.	FOREIGN WITHHOLDING TAX CLAIMS

The iShares MSCI Sweden ETF has filed claims to recover taxes withheld by Sweden on dividend income on the basis that Sweden had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. The Fund has recorded a receivable for all recoverable taxes withheld by Sweden based upon favorable determinations issued by the Swedish Tax Authority. The Fund continues to evaluate developments in Sweden for potential impacts to the receivables and payables recorded. Swedish tax claims receivable are disclosed in the statement of assets and liabilities. Professional fees associated with the filing of tax claims in Sweden that result in the recovery of foreign withholding taxes have been approved by the Board as appropriate expenses of the Fund.

The Fund, under the approval of the Board, is seeking a closing agreement with the Internal Revenue Service (“IRS”) to address any prior years’ U.S. income tax liabilities attributable to Fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the Fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by Fund shareholders on their tax returns in prior years. The Fund has accrued a liability for the estimated IRS compliance fee related to foreign withholding tax claims, which is disclosed in the statement of assets and liabilities. The actual IRS compliance fee may differ from the estimate and that difference may be material.

9.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a

NOTES TO FINANCIAL STATEMENTS	49

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

50	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES®, INC.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total per Share
MSCI Austria	$0.176574	$—	$0.012415	$0.188989	93%	—%	7%	100%
MSCI Belgium	0.212647	—	0.051605	0.264252	80	—	20	100
MSCI France	0.068827	—	0.026077	0.094904	73	—	27	100
MSCI Sweden	0.267134	—	0.071598	0.338732	79	—	21	100

SUPPLEMENTAL INFORMATION	51

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

52	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	53

Notes:

54	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-802-0218

FEBRUARY 28, 2018

2018 SEMI-ANNUAL REPORT (UNAUDITED)

iShares, Inc.

➢	iShares MSCI Eurozone ETF | EZU | Cboe BZX
➢	iShares MSCI Germany ETF | EWG | NYSE Arca
➢	iShares MSCI Italy ETF | EWI | NYSE Arca
➢	iShares MSCI Spain ETF | EWP | NYSE Arca
➢	iShares MSCI Switzerland ETF | EWL | NYSE Arca

Fund Performance Overview

iSHARES® MSCI EUROZONE ETF

Performance as of February 28, 2018

The iShares MSCI Eurozone ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization equities from developed market countries that use the euro as their official currency, as represented by the MSCI EMU Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2018, the total return for the Fund was 5.62%, net of fees, while the total return for the Index was 5.79%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	26.01%	25.66%	26.15%	26.01%	25.66%	26.15%
5 Years	8.37%	8.31%	8.51%	49.47%	49.03%	50.40%
10 Years	1.06%	1.08%	1.16%	11.09%	11.36%	12.23%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,056.20	$2.40	$1,000.00	$1,022.50	$2.36	0.47%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY SECTOR

As of 2/28/18

Sector	Percentage of Total Investments*

Financials	21.06%
Industrials	15.03
Consumer Discretionary	14.05
Consumer Staples	9.70
Materials	8.81
Information Technology	8.44
Health Care	7.48
Energy	5.20
Utilities	4.80
Telecommunication Services	3.72
Real Estate	1.71

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 2/28/18

Country	Percentage of Total Investments*

France	32.58%
Germany	29.47
Netherlands	11.23
Spain	9.84
Italy	7.48
Belgium	3.41
Finland	3.11
Ireland	1.43
Austria	0.82
Portugal	0.46

TOTAL	99.83%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI GERMANY ETF

Performance as of February 28, 2018

The iShares MSCI Germany ETF (the “Fund”) seeks to track the investment results of an index composed of German equities, as represented by the MSCI Germany Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2018, the total return for the Fund was 6.39%, net of fees, while the total return for the Index was 6.61%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	20.64%	20.40%	20.92%	20.64%	20.40%	20.92%
5 Years	7.85%	7.78%	8.03%	45.93%	45.45%	47.16%
10 Years	2.90%	2.97%	3.00%	33.11%	33.94%	34.43%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,063.90	$2.41	$1,000.00	$1,022.50	$2.36	0.47%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY SECTOR

As of 2/28/18

Sector	Percentage of Total Investments*

Consumer Discretionary	19.44%
Financials	15.35
Materials	14.92
Industrials	14.19
Health Care	11.99
Information Technology	10.79
Telecommunication Services	4.23
Consumer Staples	3.50
Utilities	3.06
Real Estate	2.53

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/18

Security	Percentage of Total Investments*

Allianz SE Registered	7.19%
SAP SE	7.11
Siemens AG Registered	6.96
Bayer AG Registered	6.67
BASF SE	6.66
Daimler AG Registered	5.69
Deutsche Telekom AG Registered	3.71
Deutsche Post AG Registered	3.06
adidas AG	2.88
Linde AG	2.87

TOTAL	52.80%

*	Excludes money market funds.

6	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI ITALY ETF

Performance as of February 28, 2018

The iShares MSCI Italy ETF (the “Fund”) (formerly the iShares MSCI Italy Capped ETF) seeks to track the investment results of an index composed of Italian equities, as represented by the MSCI Italy 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2018, the total return for the Fund was 6.18%, net of fees, while the total return for the Index was 6.17%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	37.81%	37.35%	37.75%	37.81%	37.35%	37.75%
5 Years	7.72%	7.67%	7.70%	45.06%	44.71%	44.93%
10 Years	(3.23)%	(3.20)%	(3.35)%	(28.02)%	(27.77)%	(28.84)%

Index performance through February 11, 2013 reflects the performance of the MSCI Italy Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Italy 25/50 Index.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,061.80	$2.40	$1,000.00	$1,022.50	$2.36	0.47%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY SECTOR

As of 2/28/18

Sector	Percentage of Total Investments*

Financials	36.64%
Energy	16.53
Utilities	14.44
Industrials	12.49
Consumer Discretionary	12.30
Telecommunication Services	4.62
Consumer Staples	1.53
Health Care	1.45

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/18

Security	Percentage of Total Investments*

Intesa Sanpaolo SpA	12.49%
Enel SpA	11.57
UniCredit SpA	10.25
Eni SpA	10.25
Assicurazioni Generali SpA	4.52
Ferrari NV	4.45
Fiat Chrysler Automobiles NV	4.43
CNH Industrial NV	4.40
Atlantia SpA	4.23
Snam SpA	3.51

TOTAL	70.10%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® MSCI SPAIN ETF

Performance as of February 28, 2018

The iShares MSCI Spain ETF (the “Fund”) (formerly the iShares MSCI Spain Capped ETF) seeks to track the investment results of an index composed of Spanish equities, as represented by the MSCI Spain 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2018, the total return for the Fund was -0.02%, net of fees, while the total return for the Index was 0.13%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	23.75%	23.46%	24.25%	23.75%	23.46%	24.25%
5 Years	5.73%	5.69%	6.22%	32.11%	31.90%	35.25%
10 Years	(0.75)%	(0.67)%	(0.86)%	(7.22)%	(6.47)%	(8.25)%

Index performance through February 11, 2013 reflects the performance of the MSCI Spain Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Spain 25/50 Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$999.80	$2.33	$1,000.00	$1,022.50	$2.36	0.47%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY SECTOR

As of 2/28/18

Sector	Percentage of Total Investments*

Financials	43.99%
Industrials	16.85
Utilities	13.95
Telecommunication Services	7.47
Energy	6.54
Information Technology	4.58
Consumer Discretionary	4.19
Health Care	2.43

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/18

Security	Percentage of Total Investments*

Banco Santander SA	20.99%
Banco Bilbao Vizcaya Argentaria SA	9.78
Telefonica SA	7.47
Iberdrola SA	6.91
Repsol SA	4.75
Amadeus IT Group SA	4.58
CaixaBank SA	4.42
Abertis Infraestructuras SA	4.22
Industria de Diseno Textil SA	4.19
Aena SME SA	3.66

TOTAL	70.97%

*	Excludes money market funds.

8	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI SWITZERLAND ETF

Performance as of February 28, 2018

The iShares MSCI Switzerland ETF (the “Fund”) (formerly the iShares MSCI Switzerland Capped ETF) seeks to track the investment results of an index composed of Swiss equities, as represented by the MSCI Switzerland 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2018, the total return for the Fund was 2.01%, net of fees, while the total return for the Index was 2.38%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	14.55%	14.84%	14.88%	14.55%	14.84%	14.88%
5 Years	6.25%	6.35%	6.46%	35.44%	36.08%	36.76%
10 Years	5.41%	5.50%	5.42%	69.44%	70.82%	69.51%

Index performance through February 11, 2013 reflects the performance of the MSCI Switzerland Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Switzerland 25/50 Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,020.10	$2.35	$1,000.00	$1,022.50	$2.36	0.47%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY SECTOR

As of 2/28/18

Sector	Percentage of Total Investments*

Health Care	30.18%
Financials	21.39
Consumer Staples	21.30
Industrials	11.02
Materials	7.18
Consumer Discretionary	6.71
Telecommunication Services	1.42
Real Estate	0.80

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/18

Security	Percentage of Total Investments*

Nestle SA Registered	19.08%
Novartis AG Registered	13.88
Roche Holding AG	11.92
UBS Group AG	4.53
Zurich Insurance Group AG	4.46
Cie. Financiere Richemont SA Class A Registered	4.12
Credit Suisse Group AG Registered	4.05
ABB Ltd. Registered	4.04
Swiss Re AG	2.95
LafargeHolcim Ltd. Registered	2.49

TOTAL	71.52%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2017 and held through February 28, 2018, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI EUROZONE ETF

February 28, 2018

Security	Shares	Value
COMMON STOCKS — 97.84%

AUSTRIA — 0.82%
ANDRITZ AG	239,087	$13,909,443
Erste Group Bank AG	975,173	49,846,507
OMV AG	479,629	27,552,547
Raiffeisen Bank International AGa	476,222	18,580,573
Voestalpine AG	368,212	21,376,682

		131,265,752
BELGIUM — 3.40%
Ageas	610,670	32,138,292
Anheuser-Busch InBev SA/NV	2,472,397	263,792,466
Colruyt SA	193,175	10,444,413
Groupe Bruxelles Lambert SA	257,252	29,505,759
KBC Group NV	811,332	76,491,558
Proximus SADP	493,236	15,875,579
Solvay SA	240,533	33,179,717
Telenet Group Holding NVa	174,506	12,014,611
UCB SA	410,095	34,051,749
Umicore SA	679,812	38,571,270

		546,065,414
FINLAND — 3.11%
Elisa OYJ	462,627	19,945,999
Fortum OYJ	1,432,607	31,538,402
Kone OYJ Class B	1,096,814	56,973,911
Metso OYJ	368,505	11,851,926
Neste OYJ	416,920	30,631,841
Nokia OYJ	18,951,976	111,020,324
Nokian Renkaat OYJ	377,731	17,400,632
Orion OYJ Class B	340,393	11,126,301
Sampo OYJ Class A	1,445,980	82,253,850
Stora Enso OYJ Class R	1,797,114	31,946,229
UPM-Kymmene OYJ	1,733,441	59,683,646
Wartsila OYJ Abp	479,634	33,894,080

		498,267,141
FRANCE — 32.49%
Accor SA	604,960	35,047,390
Aeroports de Paris	97,525	19,745,105
Air Liquide SA	1,383,815	174,093,546
Airbus SE	1,886,414	226,257,311
Alstom SA	502,503	21,236,224
Amundi SAb	192,126	15,737,373
Arkema SA	221,833	29,071,536
Atos SE	308,845	40,870,102

Security	Shares	Value
AXA SA	6,285,420	$198,243,168
BioMerieux	130,757	10,079,000
BNP Paribas SA	3,641,655	290,343,889
Bollore SA	2,832,737	16,051,694
Bouygues SA	694,631	35,294,646
Bureau Veritas SA	867,961	22,770,681
Capgemini SE	523,149	65,688,169
Carrefour SA	1,883,163	43,524,374
Casino Guichard Perrachon SA	180,685	9,833,023
Cie. de Saint-Gobain	1,634,669	93,196,670
Cie. Generale des Etablissements Michelin SCA Class B	556,961	86,067,028
CNP Assurances	554,850	13,534,462
Credit Agricole SA	3,691,132	63,634,230
Danone SA	1,949,432	156,328,893
Dassault Aviation SA	8,091	14,081,911
Dassault Systemes SE	421,633	54,638,521
Edenred	727,357	25,664,420
Eiffage SA	239,684	26,046,667
Electricite de France SA	1,867,117	24,377,750
Engie SA	5,910,087	92,806,099
Essilor International Cie. Generale d’Optique SA	673,080	88,536,478
Eurazeo SA	139,134	13,312,561
Eurofins Scientific SE	36,580	20,683,429
Eutelsat Communications SA	568,775	13,319,169
Faurecia SA	238,905	20,186,849
Fonciere Des Regions	108,206	11,343,123
Gecina SA	154,754	27,198,269
Getlink SE Registered	1,527,347	19,680,794
Hermes International	102,493	55,264,994
ICADE	110,800	10,750,170
Iliad SA	86,117	20,260,797
Imerys SA	115,528	11,807,737
Ingenico Group SA	191,839	16,734,002
Ipsen SA	123,131	18,148,865
JCDecaux SA	244,004	9,511,283
Kering SA	245,697	116,269,816
Klepierre SA	712,953	29,503,950
L’Oreal SA	816,572	176,329,843
Lagardere SCA	388,618	11,470,271
Legrand SA	864,017	68,012,174
LVMH Moet Hennessy Louis Vuitton SE	903,059	271,499,138
Natixis SA	3,067,133	26,559,896

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROZONE ETF

February 28, 2018

Security	Shares	Value
Orange SA	6,452,065	$109,697,546
Pernod Ricard SA	689,808	113,578,833
Peugeot SA	1,905,177	43,254,747
Publicis Groupe SA	670,525	50,736,695
Remy Cointreau SA	73,205	9,990,937
Renault SA	623,384	68,032,594
Rexel SA	988,206	17,446,225
Safran SA	1,083,551	120,129,217
Sanofi	3,683,049	292,116,882
Schneider Electric SE	1,834,765	160,179,726
SCOR SE	558,492	23,833,965
SEB SA	73,789	15,110,461
SES SA	1,187,609	19,018,384
Societe BIC SA	93,106	9,782,917
Societe Generale SA	2,488,302	143,002,548
Sodexo SA	295,133	36,391,867
STMicroelectronics NV	2,069,679	47,507,045
Suez	1,200,384	16,580,355
Teleperformance	182,572	26,075,130
Thales SA	348,982	38,962,727
TOTAL SA	7,784,515	445,951,394
Ubisoft Entertainment SAa	200,302	16,612,294
Unibail-Rodamco SE	323,049	75,550,819
Valeo SA	778,739	50,775,743
Veolia Environnement SA	1,552,869	37,822,331
Vinci SA	1,637,265	162,387,185
Vivendi SA	3,346,225	86,726,033
Wendel SA	92,660	16,115,628

		5,214,017,718
GERMANY — 27.67%
1&1 Drillisch AG	168,589	13,046,568
adidas AG	610,290	135,916,578
Allianz SE Registered	1,447,615	339,027,515
Axel Springer SE	156,938	14,164,304
BASF SE	2,979,459	314,005,189
Bayer AG Registered	2,682,124	314,792,766
Bayerische Motoren Werke AG	1,074,052	113,731,429
Beiersdorf AG	325,569	35,784,886
Brenntag AG	500,369	31,416,973
Commerzbank AGa	3,454,194	53,664,041
Continental AG	356,402	98,108,604
Covestro AGb	524,909	59,756,785
Daimler AG Registered	3,123,723	268,480,157
Deutsche Bank AG Registered	6,709,477	108,018,466
Deutsche Boerse AG	626,209	83,593,109

Security	Shares	Value
Deutsche Lufthansa AG Registered	767,351	$25,849,559
Deutsche Post AG Registered	3,145,081	144,383,264
Deutsche Telekom AG Registered	10,815,863	174,920,257
Deutsche Wohnen SE Bearer	1,153,845	47,777,416
E.ON SE	7,145,316	72,855,631
Evonik Industries AG	528,386	19,610,500
Fraport AG Frankfurt Airport Services Worldwide	135,177	13,872,052
Fresenius Medical Care AG & Co. KGaA	700,018	74,364,004
Fresenius SE & Co. KGaA	1,348,165	110,331,869
GEA Group AG	592,920	28,166,895
Hannover Rueck SE	195,338	26,659,514
HeidelbergCement AG	482,141	48,654,721
Henkel AG & Co. KGaA	337,204	40,654,142
HOCHTIEF AG	62,923	10,629,054
HUGO BOSS AG	205,190	18,359,080
Infineon Technologies AG	3,686,464	100,714,829
Innogy SEb	452,116	18,092,206
K+S AG Registered[c]	621,986	17,409,997
KION Group AG	230,838	19,843,058
Lanxess AG	297,332	24,877,181
Linde AGa	600,837	135,093,737
MAN SE	113,529	12,960,390
Merck KGaA	419,364	42,053,682
METRO AG	585,165	11,451,265
MTU Aero Engines AG	169,249	28,404,029
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	503,066	112,957,263
Osram Licht AG	323,673	25,770,451
ProSiebenSat.1 Media SE Registered	757,983	30,082,396
QIAGEN NVa	704,610	23,804,769
RTL Group SAa	125,387	11,026,132
RWE AGa	1,684,494	33,714,246
SAP SE	3,185,068	334,858,541
Siemens AG Registered	2,481,844	328,245,964
Symrise AG	401,572	32,756,319
Telefonica Deutschland Holding AG	2,417,206	11,173,475
thyssenkrupp AG	1,415,012	38,520,305

12	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROZONE ETF

February 28, 2018

Security	Shares	Value
Uniper SE	645,548	$19,628,460
United Internet AG Registered[d]	398,275	27,182,923
Volkswagen AG	104,956	21,057,586
Vonovia SE	1,568,132	71,817,117
Wirecard AG	378,521	45,575,404
Zalando SEa,b,c	361,786	20,694,742

		4,440,361,795
IRELAND — 1.43%
AIB Group PLC	2,623,060	17,275,769
Bank of Ireland Group PLC[a]	3,006,321	28,233,290
CRH PLC	2,732,211	90,872,982
Irish Bank Resolution Corp. Ltd.[a,e]	446,666	5
Kerry Group PLC Class A	521,873	52,161,394
Paddy Power Betfair PLC	263,011	30,666,712
Ryanair Holdings PLC[a]	42,432	838,386
Ryanair Holdings PLC ADR[a]	75,132	9,110,506

		229,159,044
ITALY — 7.29%
Assicurazioni Generali SpA	4,064,998	76,549,620
Atlantia SpA	1,486,802	46,023,555
CNH Industrial NV	3,327,897	45,236,121
Davide Campari-Milano SpA	1,819,835	13,095,420
Enel SpA	26,443,821	154,133,360
Eni SpA	8,291,169	138,680,474
EXOR NV	356,778	26,065,154
Ferrari NV	398,965	49,876,282
Fiat Chrysler Automobiles NVa	3,490,839	74,814,611
Intesa Sanpaolo SpA	43,638,721	164,781,469
Leonardo SpA	873,382	9,427,204
Luxottica Group SpA	552,364	33,253,390
Mediobanca Banca di Credito Finanziario SpA	1,979,701	23,792,910
Poste Italiane SpA[b]	1,716,081	14,780,901
Prysmian SpA	677,551	21,419,651
Recordati SpA	343,142	12,325,217
Snam SpA	7,494,691	33,647,667
Telecom Italia SpA/Milano[a]	37,274,176	33,641,486
Tenaris SA	1,534,818	26,581,570
Terna Rete Elettrica Nazionale SpA	4,614,807	25,665,740
UniCredit SpA[a]	6,498,256	138,270,041
UnipolSai Assicurazioni SpA	3,446,171	8,315,881

		1,170,377,724

Security	Shares	Value
NETHERLANDS — 11.20%
ABN AMRO Group NV CVA[b]	1,375,025	$42,932,479
Aegon NV	5,733,752	40,084,871
AerCap Holdings NVa	442,156	21,935,359
Akzo Nobel NV	817,943	79,568,943
Altice NV Class Aa,c	1,726,554	16,606,280
ArcelorMittal[a]	2,156,154	74,290,560
ASML Holding NV	1,258,051	247,495,907
Boskalis Westminster	294,678	11,141,530
Heineken Holding NV	368,488	36,740,623
Heineken NV	839,756	87,610,824
ING Groep NV	12,595,887	222,419,435
Koninklijke Ahold Delhaize NV	4,156,863	93,803,662
Koninklijke DSM NV	586,990	60,953,655
Koninklijke KPN NV	10,979,186	34,414,279
Koninklijke Philips NV	3,050,491	117,308,404
Koninklijke Vopak NV	236,393	11,201,109
NN Group NV	989,307	44,354,939
NXP Semiconductors NVa	1,099,424	137,054,196
Randstad Holding NV	388,004	27,854,276
RELX NV	3,139,020	64,510,349
Unilever NV CVA	5,281,537	276,829,022
Wolters Kluwer NV	944,969	48,037,531

		1,797,148,233
PORTUGAL — 0.45%
EDP – Energias de Portugal SA	7,737,322	25,979,590
Galp Energia SGPS SA	1,640,430	29,751,172
Jeronimo Martins SGPS SA	812,637	16,908,731

		72,639,493
SPAIN — 9.81%
Abertis Infraestructuras SA	2,247,943	53,737,415
ACS Actividades de Construccion y Servicios SA	791,542	27,349,913
Aena SME SAb	220,485	45,083,540
Amadeus IT Group SA	1,425,061	105,257,906
Banco Bilbao Vizcaya Argentaria SA	21,642,850	181,873,355
Banco de Sabadell SA	17,355,403	36,524,567
Banco Santander SA	52,368,684	361,959,749
Bankia SA	3,907,338	18,719,225
Bankinter SA	2,209,418	24,435,701
CaixaBank SA	11,656,370	57,037,391
Enagas SA	567,013	14,813,166
Endesa SA	1,028,820	21,708,055

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROZONE ETF

February 28, 2018

Security	Shares	Value
Ferrovial SA	1,603,682	$34,747,125
Gas Natural SDG SA	1,137,105	26,093,972
Grifols SA	976,343	26,888,202
Iberdrola SA	18,865,740	139,806,388
Industria de Diseno Textil SA	3,541,454	107,810,632
International Consolidated Airlines Group SA	2,019,260	17,121,327
Mapfre SA	3,556,014	12,013,751
Red Electrica Corp. SA	1,405,085	27,419,402
Repsol SA	4,099,432	73,523,153
Siemens Gamesa Renewable Energy SAc	776,548	12,393,028
Telefonica SA	15,140,433	147,599,034

		1,573,915,997
UNITED KINGDOM — 0.17%
Coca-Cola European Partners PLC	706,700	26,868,735

		26,868,735
TOTAL COMMON STOCKS
(Cost: $14,747,736,315)		15,700,087,046

PREFERRED STOCKS — 1.89%

GERMANY — 1.72%
Bayerische Motoren Werke AG, Preference Shares	180,899	16,481,327
Fuchs Petrolub SE, Preference Shares	227,807	12,964,244
Henkel AG & Co. KGaA, Preference Shares	577,109	76,933,132
Porsche Automobil Holding SE, Preference Shares	497,368	41,929,239
Schaeffler AG, Preference Shares	539,610	8,789,401
Volkswagen AG, Preference Shares	602,447	118,386,916

		275,484,259
ITALY — 0.17%
Intesa Sanpaolo SpA, Preference Shares	3,107,494	12,416,225
Telecom Italia SpA/Milano, Preference Shares	19,370,160	14,812,766

		27,228,991

TOTAL PREFERRED STOCKS
(Cost: $309,510,674)		302,713,250

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.37%

MONEY MARKET FUNDS — 0.37%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.58%[f,g,h]	56,803,616	$56,809,296
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[f,g]	2,539,008	2,539,008

		59,348,304

TOTAL SHORT-TERM INVESTMENTS
(Cost: $59,345,983)		59,348,304

TOTAL INVESTMENTS IN SECURITIES — 100.10%
(Cost: $15,116,592,972)		16,062,148,600
Other Assets, Less Liabilities — (0.10)%		(15,421,681)

NET ASSETS — 100.00%		$16,046,726,919

ADR  —  American Depositary Receipts

[a]	Non-income producing security.
[b]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[c]	All or a portion of this security is on loan.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[f]	Affiliate of the Fund.
[g]	Annualized 7-day yield as of period end.
[h]	All or a portion of this security was purchased with cash collateral received from loaned securities.

14	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROZONE ETF

February 28, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased		Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	57,577,483	—		(773,867)[b]	56,803,616	$56,809,296	$547,697	[c]	$(4,091)	$(6,717)
BlackRock Cash Funds: Treasury, SL Agency Shares	489,933	2,049,075	[b]	—	2,539,008	2,539,008	37,259		—	—

						$59,348,304	$584,956		$(4,091)	$(6,717)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Futures Contracts (Note 5)

Futures contracts outstanding as of February 28, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value/ unrealized appreciation (depreciation)
Long Contracts:
Euro STOXX 50	1,045	Mar 2018	$43,819	$(1,822,579)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$15,700,087,040	$—	$5	$15,700,087,045
Preferred stocks	302,713,250	—	—	302,713,250
Money market funds	59,348,304	—	—	59,348,304

Total	$16,062,148,594	$—	$5	$16,062,148,599

Derivative financial instruments[a]
Liabilities
Futures contracts	$(1,822,579)	$—	$—	$(1,822,579)

Total	$(1,822,579)	$—	$—	$(1,822,579)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited)

iSHARES® MSCI GERMANY ETF

February 28, 2018

Security	Shares	Value
COMMON STOCKS — 93.53%

AEROSPACE & DEFENSE — 0.60%
MTU Aero Engines AG	155,172	$26,041,572

		26,041,572
AIR FREIGHT & LOGISTICS — 3.04%
Deutsche Post AG Registered	2,898,591	133,067,488

		133,067,488
AIRLINES — 0.54%
Deutsche Lufthansa AG Registered	701,989	23,647,726

		23,647,726
AUTO COMPONENTS — 2.07%
Continental AG	328,413	90,403,929

		90,403,929
AUTOMOBILES — 8.49%
Bayerische Motoren Werke AG	988,470	104,669,146
Daimler AG Registered[a]	2,874,535	247,062,754
Volkswagen AG	96,833	19,427,848

		371,159,748
BANKS — 1.13%
Commerzbank AGb	3,178,003	49,373,163

		49,373,163
CAPITAL MARKETS — 4.03%
Deutsche Bank AG Registered	6,170,202	99,336,469
Deutsche Boerse AG	576,187	76,915,635

		176,252,104
CHEMICALS — 12.71%
BASF SE	2,742,053	288,984,970
Covestro AGc	483,656	55,060,453
Evonik Industries AG	486,178	18,043,993
K+S AG Registered[d]	569,842	15,950,436
Lanxess AG	273,118	22,851,244
Linde AGb	554,497	124,674,533
Symrise AG	368,175	30,032,118

		555,597,747
CONSTRUCTION & ENGINEERING — 0.22%
HOCHTIEF AG	57,822	9,767,385

		9,767,385
CONSTRUCTION MATERIALS — 1.02%
HeidelbergCement AG	443,709	44,776,399

		44,776,399

Security	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.92%
Deutsche Telekom AG Registered	9,950,490	$160,924,955
Telefonica Deutschland Holding AG	2,226,508	10,291,979

		171,216,934
ELECTRICAL EQUIPMENT — 0.54%
Osram Licht AG	296,918	23,640,251

		23,640,251
FOOD & STAPLES RETAILING — 0.24%
METRO AG	539,111	10,550,021

		10,550,021
HEALTH CARE PROVIDERS & SERVICES — 3.89%
Fresenius Medical Care AG & Co. KGaA	643,568	68,367,233
Fresenius SE & Co. KGaA	1,241,144	101,573,425

		169,940,658
HOUSEHOLD PRODUCTS — 0.85%
Henkel AG & Co. KGaA	309,772	37,346,872

		37,346,872
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.42%
Uniper SE	602,639	18,323,774

		18,323,774
INDUSTRIAL CONGLOMERATES — 6.91%
Siemens AG Registered	2,283,853	302,059,891

		302,059,891
INSURANCE — 10.08%
Allianz SE Registered	1,332,560	312,081,945
Hannover Rueck SE	179,962	24,561,014
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	463,550	104,084,433

		440,727,392
INTERNET & DIRECT MARKETING RETAIL — 0.43%
Zalando SEb,c,d	331,807	18,979,894

		18,979,894
INTERNET SOFTWARE & SERVICES — 0.57%
United Internet AG Registered[a]	367,212	25,062,822

		25,062,822
IT SERVICES — 0.97%
Wirecard AG	350,451	42,195,667

		42,195,667

16	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GERMANY ETF

February 28, 2018

Security	Shares	Value
LIFE SCIENCES TOOLS & SERVICES — 0.51%
QIAGEN NVb	654,989	$22,128,358

		22,128,358
MACHINERY — 1.29%
GEA Group AG	545,950	25,935,567
KION Group AG	211,282	18,162,005
MAN SE	105,627	12,058,303

		56,155,875
MEDIA — 1.17%
Axel Springer SE	145,374	13,120,605
ProSiebenSat.1 Media SE Registered	695,415	27,599,233
RTL Group SAb	115,864	10,188,710

		50,908,548
METALS & MINING — 0.81%
thyssenkrupp AG	1,300,970	35,415,785

		35,415,785
MULTI-UTILITIES — 2.62%
E.ON SE	6,571,223	67,002,019
Innogy SEc	413,748	16,556,843
RWE AGb	1,546,968	30,961,737

		114,520,599
PERSONAL PRODUCTS — 0.76%
Beiersdorf AG	300,933	33,077,022

		33,077,022
PHARMACEUTICALS — 7.52%
Bayer AG Registered	2,468,791	289,754,518
Merck KGaA	386,222	38,730,213

		328,484,731
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.52%
Deutsche Wohnen SE Bearer	1,058,823	43,842,827
Vonovia SE	1,445,404	66,196,435

		110,039,262
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.12%
Infineon Technologies AG	3,390,911	92,640,271

		92,640,271
SOFTWARE — 7.06%
SAP SE	2,934,108	308,474,144

		308,474,144
TEXTILES, APPAREL & LUXURY GOODS — 3.25%
adidas AG	562,145	125,194,293
HUGO BOSS AG	188,766	16,889,566

		142,083,859

Security	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 0.66%
Brenntag AG	461,257	$28,961,224

		28,961,224
TRANSPORTATION INFRASTRUCTURE — 0.29%
Fraport AG Frankfurt Airport Services Worldwide	124,715	12,798,427

		12,798,427
WIRELESS TELECOMMUNICATION SERVICES — 0.28%
1&1 Drillisch AG	158,776	12,287,171

		12,287,171

TOTAL COMMON STOCKS
(Cost: $4,058,112,615)		4,088,106,713

PREFERRED STOCKS — 5.79%

AUTO COMPONENTS — 0.18%
Schaeffler AG, Preference Shares	497,030	8,095,840

		8,095,840
AUTOMOBILES — 3.72%
Bayerische Motoren Werke AG, Preference Shares	165,191	15,050,204
Porsche Automobil Holding SE, Preference Shares	457,150	38,538,771
Volkswagen AG, Preference Shares	554,055	108,877,399

		162,466,374
CHEMICALS — 0.27%
Fuchs Petrolub SE, Preference Shares	208,305	11,854,407

		11,854,407
HOUSEHOLD PRODUCTS — 1.62%
Henkel AG & Co. KGaA, Preference Shares	531,901	70,906,553

		70,906,553

TOTAL PREFERRED STOCKS
(Cost: $277,964,637)		253,323,174

SHORT-TERM INVESTMENTS — 0.62%

MONEY MARKET FUNDS — 0.62%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.58%[e,f,g]	25,385,150	25,387,689

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GERMANY ETF

February 28, 2018

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[e,f]	1,692,113	$1,692,113

		27,079,802

TOTAL SHORT-TERM INVESTMENTS
(Cost: $27,079,802)		27,079,802

TOTAL INVESTMENTS IN SECURITIES — 99.94%
(Cost: $4,363,157,054)		4,368,509,689
Other Assets, Less Liabilities — 0.06%		2,437,777

NET ASSETS — 100.00%		$4,370,947,466

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	Non-income producing security.
[c]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[d]	All or a portion of this security is on loan.
[e]	Affiliate of the Fund.
[f]	Annualized 7-day yield as of period end.
[g]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased		Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	69,810,722	—		(44,425,572)[b]	25,385,150	$25,387,689	$270,933	[c]	$(6,615)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	589,306	1,102,807	[b]	—	1,692,113	1,692,113	7,757		—	—

						$27,079,802	$278,690		$(6,615)	$—

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Futures Contracts (Note 5)

Futures contracts outstanding as of February 28, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value/ unrealized appreciation (depreciation)
Long Contracts:
DAX Index	75	Mar 2018	$28,431	$(1,300,437)

18	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GERMANY ETF

February 28, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$4,088,106,713	$—	$—	$4,088,106,713
Preferred stocks	253,323,174	—	—	253,323,174
Money market funds	27,079,802	—	—	27,079,802

Total	$4,368,509,689	$—	$—	$4,368,509,689

Derivative financial instruments[a]
Liabilities
Futures contracts	$(1,300,437)	$—	$—	$(1,300,437)

Total	$(1,300,437)	$—	$—	$(1,300,437)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited)

iSHARES® MSCI ITALY ETF

February 28, 2018

Security	Shares	Value
COMMON STOCKS — 97.65%

AEROSPACE & DEFENSE — 1.55%
Leonardo SpA	1,020,041	$11,010,228

		11,010,228
AUTOMOBILES — 8.86%
Ferrari NV	252,290	31,539,827
Fiat Chrysler Automobiles NVa	1,465,529	31,408,776

		62,948,603
BANKS — 25.31%
Intesa Sanpaolo SpA	23,461,061	88,589,858
Mediobanca Banca di Credito Finanziario SpA	1,536,478	18,466,063
UniCredit SpA[a]	3,417,689	72,721,665

		179,777,586
BEVERAGES — 1.53%
Davide Campari-Milano SpA	1,505,838	10,835,917

		10,835,917
DIVERSIFIED FINANCIAL SERVICES — 2.93%
EXOR NV	285,172	20,833,830

		20,833,830
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.09%
Telecom Italia SpA/Milano[a]	24,314,868	21,945,175

		21,945,175
ELECTRIC UTILITIES — 14.42%
Enel SpA	14,080,985	82,073,976
Terna Rete Elettrica Nazionale SpA	3,662,409	20,368,877

		102,442,853
ELECTRICAL EQUIPMENT — 2.31%
Prysmian SpA	518,250	16,383,614

		16,383,614
ENERGY EQUIPMENT & SERVICES — 2.77%
Tenaris SA	1,137,242	19,695,937

		19,695,937
INSURANCE — 7.68%
Assicurazioni Generali SpA	1,703,224	32,074,099
Poste Italiane SpA[b]	1,551,208	13,360,821
UnipolSai Assicurazioni SpA	3,789,705	9,144,856

		54,579,776
MACHINERY — 4.39%
CNH Industrial NV	2,293,451	31,174,891

		31,174,891

Security	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 13.73%
Eni SpA	4,346,257	$72,696,743
Snam SpA	5,540,243	24,873,107

		97,569,850
PHARMACEUTICALS — 1.44%
Recordati SpA	285,364	10,249,906

		10,249,906
TEXTILES, APPAREL & LUXURY GOODS — 3.42%
Luxottica Group SpA	403,182	24,272,343

		24,272,343
TRANSPORTATION INFRASTRUCTURE — 4.22%
Atlantia SpA	969,487	30,010,209

		30,010,209

TOTAL COMMON STOCKS
(Cost: $684,509,930)		693,730,718

PREFERRED STOCKS — 2.19%

BANKS — 0.67%
Intesa Sanpaolo SpA, Preference Shares	1,179,735	4,713,720

		4,713,720
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.52%
Telecom Italia SpA/Milano, Preference Shares	14,152,122	10,822,423

		10,822,423

TOTAL PREFERRED STOCKS
(Cost: $15,842,949)		15,536,143

SHORT-TERM INVESTMENTS — 0.02%

MONEY MARKET FUNDS — 0.02%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[c,d]	171,861	171,861

		171,861

TOTAL SHORT-TERM INVESTMENTS
(Cost: $171,861)		171,861

20	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ITALY ETF

February 28, 2018

Value
TOTAL INVESTMENTS IN SECURITIES — 99.86%
(Cost: $700,524,740)	$709,438,722
Other Assets, Less Liabilities — 0.14%	1,017,761

NET ASSETS — 100.00%	$710,456,483

[a]	Non-income producing security.
[b]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased	Shares sold		Shares held at 02/28/18	Value at 02/28/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	—	[b]	—	$—	$1,290	[c]	$(205)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	998,621	—	(826,760)[b]		171,861	171,861	2,400		—	—

						$171,861	$3,690		$(205)	$—

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Futures Contracts (Note 5)

Futures contracts outstanding as of February 28, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value/ unrealized appreciation (depreciation)
Long Contracts:
FTSE/MIB Index	7	Mar 2018	$965	$(30,878)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ITALY ETF

February 28, 2018

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$693,730,718	$—	$—	$693,730,718
Preferred stocks	15,536,143	—	—	15,536,143
Money market funds	171,861	—	—	171,861

Total	$709,438,722	$—	$—	$709,438,722

Derivative financial instruments[a]
Liabilities
Futures contracts	$(30,878)	$—	$—	$(30,878)

Total	$(30,878)	$—	$—	$(30,878)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

22	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI SPAIN ETF

February 28, 2018

Security	Shares	Value
COMMON STOCKS — 99.82%

AIRLINES — 1.87%
International Consolidated Airlines Group SA	2,383,539	$20,210,052

		20,210,052
BANKS — 42.34%
Banco Bilbao Vizcaya Argentaria SA	12,580,391	105,717,958
Banco de Sabadell SA	15,837,093	33,329,273
Banco Santander SA	32,830,345	226,915,449
Bankia SA	4,073,322	19,514,419
Bankinter SA	2,289,302	25,319,202
CaixaBank SA	9,765,709	47,785,937

		458,582,238
BIOTECHNOLOGY — 2.42%
Grifols SA	952,269	26,225,211

		26,225,211
CONSTRUCTION & ENGINEERING — 5.46%
ACS Actividades de Construccion y Servicios SA	776,848	26,842,195
Ferrovial SA	1,491,639	32,319,479

		59,161,674
DIVERSIFIED TELECOMMUNICATION SERVICES — 7.46%
Telefonica SA	8,283,098	80,749,161

		80,749,161
ELECTRIC UTILITIES — 11.46%
Endesa SA	1,097,325	23,153,507
Iberdrola SA	10,071,173	74,633,400
Red Electrica Corp. SA	1,346,437	26,274,922

		124,061,829
ELECTRICAL EQUIPMENT — 1.62%
Siemens Gamesa Renewable Energy SAa	1,099,364	17,544,890

		17,544,890
GAS UTILITIES — 2.47%
Gas Natural SDG SA	1,166,543	26,769,507

		26,769,507
INSURANCE — 1.57%
Mapfre SA	5,021,803	16,965,820

		16,965,820
IT SERVICES — 4.57%
Amadeus IT Group SA	670,236	49,504,995

		49,504,995

Security	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 6.53%
Enagas SA	742,527	$19,398,454
Repsol SA	2,860,367	51,300,570

		70,699,024
SPECIALTY RETAIL — 4.18%
Industria de Diseno Textil SA	1,488,622	45,317,341

		45,317,341
TRANSPORTATION INFRASTRUCTURE — 7.87%
Abertis Infraestructuras SA	1,909,517	45,647,291
Aena SME SAb	193,518	39,569,479

		85,216,770

TOTAL COMMON STOCKS
(Cost: $1,194,053,518)		1,081,008,512

SHORT-TERM INVESTMENTS — 1.65%

MONEY MARKET FUNDS — 1.65%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.58%[c,d,e]	15,069,738	15,071,245
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[c,d]	2,800,997	2,800,997

		17,872,242

TOTAL SHORT-TERM INVESTMENTS
(Cost: $17,873,539)		17,872,242

TOTAL INVESTMENTS IN SECURITIES — 101.47%
(Cost: $1,211,927,057)		1,098,880,754
Other Assets, Less Liabilities — (1.47)%		(15,931,204)

NET ASSETS — 100.00%		$1,082,949,550

[a]	All or a portion of this security is on loan.
[b]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SPAIN ETF

February 28, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased		Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	10,256,664	4,813,074	[b]	—	15,069,738	$15,071,245	$22,833	[c]	$(1,350)	$(1,297)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,301,695	1,499,302	[b]	—	2,800,997	2,800,997	4,699		—	—

						$17,872,242	$27,532		$(1,350)	$(1,297)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Futures Contracts (Note 5)

Futures contracts outstanding as of February 28, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value/ unrealized appreciation (depreciation)
Long Contracts:
IBEX 35 Index	13	Mar 2018	$1,559	$1,836

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$1,081,008,512	$—	$—	$1,081,008,512
Money market funds	17,872,242	—	—	17,872,242

Total	$1,098,880,754	$—	$—	$1,098,880,754

Derivative financial instruments[a]
Assets
Futures contracts	$1,836	$—	$—	$1,836

Total	$1,836	$—	$—	$1,836

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

24	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI SWITZERLAND ETF

February 28, 2018

Security	Shares	Value
COMMON STOCKS — 99.56%

BUILDING PRODUCTS — 1.64%
Geberit AG Registered	47,876	$21,692,506

		21,692,506
CAPITAL MARKETS — 11.29%
Credit Suisse Group AG Registered	2,864,416	53,223,793
Julius Baer Group Ltd.	295,237	19,244,060
Partners Group Holding AG	23,426	17,029,429
UBS Group AG Registered	3,110,071	59,466,677

		148,963,959
CHEMICALS — 4.67%
Clariant AG Registered	148,698	3,729,054
EMS-Chemie Holding AG Registered	13,672	8,766,977
Givaudan SA Registered	11,586	26,444,106
Sika AG Bearer	2,760	22,721,338

		61,661,475
CONSTRUCTION MATERIALS — 2.48%
LafargeHolcim Ltd. Registered	558,106	32,705,053

		32,705,053
DIVERSIFIED FINANCIAL SERVICES — 0.52%
Pargesa Holding SA Bearer	77,415	6,864,586

		6,864,586
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.41%
Swisscom AG Registered	34,418	18,646,649

		18,646,649
ELECTRICAL EQUIPMENT — 4.02%
ABB Ltd. Registered	2,172,546	53,011,915

		53,011,915
FOOD PRODUCTS — 21.20%
Barry Callebaut AG Registered	4,117	8,133,368
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	1,670	10,001,799
Chocoladefabriken Lindt & Spruengli AG Registered	152	10,969,155
Nestle SA Registered	3,147,362	250,709,921

		279,814,243
HEALTH CARE EQUIPMENT & SUPPLIES — 1.74%
Sonova Holding AG Registered	77,615	12,187,785
Straumann Holding AG Registered	15,802	10,709,678

		22,897,463

Security	Shares	Value
INSURANCE — 9.49%
Baloise Holding AG Registered	73,414	$11,590,253
Swiss Life Holding AG Registered	44,597	16,186,203
Swiss Re AG	379,962	38,798,299
Zurich Insurance Group AG	177,541	58,613,610

		125,188,365
LIFE SCIENCES TOOLS & SERVICES — 1.83%
Lonza Group AG Registered	94,510	24,081,274

		24,081,274
MACHINERY — 1.64%
Schindler Holding AG Participation Certificates	57,953	13,589,106
Schindler Holding AG Registered	35,451	8,035,135

		21,624,241
MARINE — 0.96%
Kuehne + Nagel International AG Registered	77,576	12,698,807

		12,698,807
PHARMACEUTICALS — 26.49%
Novartis AG Registered	2,176,860	182,339,810
Roche Holding AG	674,972	156,628,072
Vifor Pharma AG	75,477	10,638,100

		349,605,982
PROFESSIONAL SERVICES — 2.71%
Adecco Group AG Registered	218,634	17,642,483
SGS SA Registered	7,125	18,147,056

		35,789,539
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.79%
Swiss Prime Site AG Registered	111,859	10,463,294

		10,463,294
SPECIALTY RETAIL — 0.65%
Dufry AG Registered[a]	59,596	8,588,937

		8,588,937
TEXTILES, APPAREL & LUXURY GOODS — 6.03%
Cie. Financiere Richemont SA Class A Registered	614,633	54,149,879
Swatch Group AG (The) Bearer	41,330	17,484,508
Swatch Group AG (The) Registered	99,155	7,979,195

		79,613,582

TOTAL COMMON STOCKS
(Cost: $1,297,265,346)		1,313,911,870

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SWITZERLAND ETF

February 28, 2018

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.01%

MONEY MARKET FUNDS — 0.01%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[b,c]	171,407	$171,407

		171,407

TOTAL SHORT-TERM INVESTMENTS
(Cost: $171,407)		171,407

TOTAL INVESTMENTS IN SECURITIES — 99.57%
(Cost: $1,297,436,753)		1,314,083,277
Other Assets, Less Liabilities — 0.43%		5,613,691

NET ASSETS — 100.00%		$1,319,696,968

[a]	Non-income producing security.
[b]	Affiliate of the Fund.
[c]	Annualized 7-day yield as of period end.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased	Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	609,567	—	(438,160)[b]	171,407	$171,407	$5,395	$—	$—

					$171,407	$5,395	$—	$—

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.

Futures Contracts (Note 5)

Futures contracts outstanding as of February 28, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value/ unrealized appreciation (depreciation)
Long Contracts:
Euro STOXX 50	127	Mar 2018	$5,325	$(193,892)

26	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SWITZERLAND ETF

February 28, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$1,313,911,870	$—	$—	$1,313,911,870
Money market funds	171,407	—	—	171,407

Total	$1,314,083,277	$—	$—	$1,314,083,277

Derivative financial instruments[a]
Liabilities
Futures contracts	$(193,892)	$—	$—	$(193,892)

Total	$(193,892)	$—	$—	$(193,892)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Statements of Assets and Liabilities (Unaudited)

iSHARES®, INC.

February 28, 2018

	iShares MSCI Eurozone ETF	iShares MSCI Germany ETF	iShares MSCI Italy ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$15,057,246,989	$4,336,077,252	$700,352,879
Affiliated (Note 2)	59,345,983	27,079,802	171,861

Total cost of investments in securities	$15,116,592,972	$4,363,157,054	$700,524,740

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$16,002,800,296	$4,341,429,887	$709,266,861
Affiliated (Note 2)	59,348,304	27,079,802	171,861
Foreign currency, at value[b,c]	28,279,453	13,778,415	734,511
Foreign currency pledged to broker for futures contracts, at value[b]	3,135,721	3,126,716	62,900
Receivables:
Investment securities sold	10,990,190	2,217,873	9,967,084
Dividends and interest	4,774,151	477,488	236
Tax reclaims	10,912,030	11,433,759	—
Foreign withholding tax claims (Note 8)	4,147,783	—	—

Total Assets	16,124,387,928	4,399,543,940	720,203,453

LIABILITIES
Payables:
Investment securities purchased	13,776,149	334,498	9,482,816
Collateral for securities on loan (Note 1)	56,813,313	25,403,301	—
Capital shares redeemed	1,021,424	—	—
Futures variation margin	172,706	1,300,437	2,748
Professional fees (Note 8)	41,478	—	—
Investment advisory fees (Note 2)	5,835,939	1,558,238	261,406

Total Liabilities	77,661,009	28,596,474	9,746,970

NET ASSETS	$16,046,726,919	$4,370,947,466	$710,456,483

Net assets consist of:
Paid-in capital	$15,494,119,968	$4,413,513,704	$897,026,658
Undistributed net investment income	16,586,954	299,900	2,039,546
Accumulated net realized loss	(408,649,828)	(47,705,107)	(197,482,440)
Net unrealized appreciation	944,669,825	4,838,969	8,872,719

NET ASSETS	$16,046,726,919	$4,370,947,466	$710,456,483

Shares outstanding[c]	365,800,000	134,100,000	22,275,000

Net asset value per share	$43.87	$32.59	$31.89

[a]	Securities on loan with values of $54,253,279, $24,221,702 and $ —, respectively. See Note 1.
[b]	Cost of foreign currency including currency pledged to broker for futures contracts: $31,699,841, $17,125,313 and $744,896, respectively.
[c]	$0.001 par value, number of shares authorized: 1 billion, 482.2 million and 295.4 million, respectively.

See notes to financial statements.

28	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 28, 2018

	iShares MSCI Spain ETF	iShares MSCI Switzerland ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$1,194,053,518	$1,297,265,346
Affiliated (Note 2)	17,873,539	171,407

Total cost of investments in securities	$1,211,927,057	$1,297,436,753

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$1,081,008,512	$1,313,911,870
Affiliated (Note 2)	17,872,242	171,407
Foreign currency, at value[b]	1,242,372	1,079,928
Foreign currency pledged to broker for futures contracts, at value[b]	126,917	299,644
Receivables:
Investment securities sold	8,139,180	31,510,192
Due from custodian (Note 4)	42,124,829	—
Dividends and interest	9,230	75,061
Capital shares sold	—	537,085
Tax reclaims	86,626	4,328,129

Total Assets	1,150,609,908	1,351,913,316

LIABILITIES
Payables:
Investment securities purchased	52,224,538	31,726,306
Collateral for securities on loan (Note 1)	15,073,055	—
Futures variation margin	9,996	21,085
Investment advisory fees (Note 2)	352,769	468,957

Total Liabilities	67,660,358	32,216,348

NET ASSETS	$1,082,949,550	$1,319,696,968

Net assets consist of:
Paid-in capital	$1,306,889,417	$1,361,856,670
Undistributed (distributions in excess of) net investment income	3,979,123	(3,760,168)
Accumulated net realized loss	(114,845,902)	(55,081,710)
Net unrealized appreciation (depreciation)	(113,073,088)	16,682,176

NET ASSETS	$1,082,949,550	$1,319,696,968

Shares outstanding[c]	32,775,000	37,750,000

Net asset value per share	$33.04	$34.96

[a]	Securities on loan with values of $14,395,739 and $ —, respectively. See Note 1.
[b]	Cost of foreign currency including currency pledged to broker for futures contracts: $1,269,496 and $1,086,756, respectively.
[c]	$0.001 par value, number of shares authorized: 127.8 million and 318.625 million, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	29

Statements of Operations (Unaudited)

iSHARES®, INC.

Six months ended February 28, 2018

	iShares MSCI Eurozone ETF	iShares MSCI Germany ETF	iShares MSCI Italy ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$71,774,206	$10,968,182	$6,101,061
Dividends — affiliated (Note 2)	37,259	7,757	2,400
Securities lending income — affiliated — net (Note 2)	547,697	270,933	1,290
Non-cash dividends — unaffiliated	8,126,545	—	—

Total investment income	80,485,707	11,246,872	6,104,751

EXPENSES
Investment advisory fees (Note 2)	35,257,572	10,946,495	1,829,604
Proxy fees	1,158	521	64

Total expenses	35,258,730	10,947,016	1,829,668

Net investment income	45,226,977	299,856	4,275,083

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(71,477,636)	(19,634,095)	(1,368,563)
Investments — affiliated (Note 2)	(4,091)	(6,615)	(205)
In-kind redemptions — unaffiliated	180,445,446	182,002,829	39,386,690
Futures contracts	(146,532)	911,841	16,010
Foreign currency transactions	2,278,391	1,068,271	78,340

Net realized gain	111,095,578	164,342,231	38,112,272

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	591,610,402	150,934,109	4,029,646
Investments — affiliated (Note 2)	(6,717)	—	—
Futures contracts	(1,822,579)	249,959	(30,878)
Translation of assets and liabilities in foreign currencies	(622,227)	(847,703)	(15,421)

Net change in unrealized appreciation/depreciation	589,158,879	150,336,365	3,983,347

Net realized and unrealized gain	700,254,457	314,678,596	42,095,619

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$745,481,434	$314,978,452	$46,370,702

[a]	Net of foreign withholding tax of $9,674,690, $1,692,110 and $1,048,817, respectively.

See notes to financial statements.

30	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended February 28, 2018

	iShares MSCI Spain ETF	iShares MSCI Switzerland ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$9,912,823	$(396,113)[b]
Dividends — affiliated (Note 2)	4,699	5,395
Securities lending income — affiliated — net (Note 2)	22,833	—
Non-cash dividends — unaffiliated	5,010,762	—

Total investment income	14,951,117	(390,718)

EXPENSES
Investment advisory fees (Note 2)	2,596,902	3,000,019
Proxy fees	137	123

Total expenses	2,597,039	3,000,142

Net investment income (loss)	12,354,078	(3,390,860)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(15,584,529)	(3,517,484)
Investments — affiliated (Note 2)	(1,350)	—
In-kind redemptions — unaffiliated	94,495,879	19,944,111
Futures contracts	(187,432)	301,595
Foreign currency transactions	171,271	(324,520)

Net realized gain	78,893,839	16,403,702

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	(100,808,097)	12,737,925
Investments — affiliated (Note 2)	(1,297)	—
Futures contracts	1,836	(193,892)
Translation of assets and liabilities in foreign currencies	(35,520)	289,530

Net change in unrealized appreciation/depreciation	(100,843,078)	12,833,563

Net realized and unrealized gain (loss)	(21,949,239)	29,237,265

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(9,595,161)	$25,846,405

[a]	Net of foreign withholding tax of $1,750,903 and $1,570,731, respectively.
[b]	Includes prior period adjustment for withholding taxes of $1,372,743.

See notes to financial statements.

FINANCIAL STATEMENTS	31

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares MSCI Eurozone ETF		iShares MSCI Germany ETF
	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$45,226,977	$250,039,419	$299,856	$89,451,626
Net realized gain (loss)	111,095,578	(107,531,785)	164,342,231	81,994,943
Net change in unrealized appreciation/depreciation	589,158,879	1,981,250,890	150,336,365	639,971,332

Net increase in net assets resulting from operations	745,481,434	2,123,758,524	314,978,452	811,417,901

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(68,246,680)	(251,508,888)	(11,828,503)	(101,663,169)

Total distributions to shareholders	(68,246,680)	(251,508,888)	(11,828,503)	(101,663,169)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,935,443,308	5,075,719,442	217,762,225	1,344,475,553
Cost of shares redeemed	(852,167,067)	(1,955,344,002)	(959,864,204)	(841,232,745)

Net increase (decrease) in net assets from capital share transactions	2,083,276,241	3,120,375,440	(742,101,979)	503,242,808

INCREASE (DECREASE) IN NET ASSETS	2,760,510,995	4,992,625,076	(438,952,030)	1,212,997,540

NET ASSETS
Beginning of period	13,286,215,924	8,293,590,848	4,809,899,496	3,596,901,956

End of period	$16,046,726,919	$13,286,215,924	$4,370,947,466	$4,809,899,496

Undistributed net investment income included in net assets at end of period	$16,586,954	$39,606,657	$299,900	$11,828,547

SHARES ISSUED AND REDEEMED
Shares sold	66,900,000	130,800,000	6,600,000	47,700,000
Shares redeemed	(19,600,000)	(54,800,000)	(29,100,000)	(28,500,000)

Net increase (decrease) in shares outstanding	47,300,000	76,000,000	(22,500,000)	19,200,000

See notes to financial statements.

32	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Italy ETF		iShares MSCI Spain ETF
	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017[a]	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$4,275,083	$14,617,536	$12,354,078	$29,663,738
Net realized gain (loss)	38,112,272	(44,661,565)	78,893,839	(76,940,027)
Net change in unrealized appreciation/depreciation	3,983,347	222,005,377	(100,843,078)	304,908,943

Net increase (decrease) in net assets resulting from operations	46,370,702	191,961,348	(9,595,161)	257,632,654

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,045,646)	(15,689,552)	(17,718,786)	(28,748,503)

Total distributions to shareholders	(4,045,646)	(15,689,552)	(17,718,786)	(28,748,503)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	60,641,414	478,934,035	238,884,886	827,558,231
Cost of shares redeemed	(233,140,414)	(275,606,026)	(657,154,880)	(127,852,787)

Net increase (decrease) in net assets from capital share transactions	(172,499,000)	203,328,009	(418,269,994)	699,705,444

INCREASE (DECREASE) IN NET ASSETS	(130,173,944)	379,599,805	(445,583,941)	928,589,595

NET ASSETS
Beginning of period	840,630,427	461,030,622	1,528,533,491	599,943,896

End of period	$710,456,483	$840,630,427	$1,082,949,550	$1,528,533,491

Undistributed net investment income included in net assets at end of period	$2,039,546	$1,810,109	$3,979,123	$9,343,831

SHARES ISSUED AND REDEEMED
Shares sold	1,950,000	20,625,000	7,200,000	27,300,000
Shares redeemed	(7,500,000)	(13,200,000)	(19,875,000)	(4,500,000)

Net increase (decrease) in shares outstanding	(5,550,000)	7,425,000	(12,675,000)	22,800,000

[a]	Share transactions reflect a one-for-two reverse stock split effective after the close of trading on November 4, 2016.

See notes to financial statements.

FINANCIAL STATEMENTS	33

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Switzerland ETF
	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$(3,390,860)	$23,926,958
Net realized gain	16,403,702	30,303,367
Net change in unrealized appreciation/depreciation	12,833,563	106,883,974

Net increase in net assets resulting from operations	25,846,405	161,114,299

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	(25,105,668)

Total distributions to shareholders	—	(25,105,668)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	165,794,422	196,663,250
Cost of shares redeemed	(131,201,522)	(165,149,192)

Net increase in net assets from capital share transactions	34,592,900	31,514,058

INCREASE IN NET ASSETS	60,439,305	167,522,689

NET ASSETS
Beginning of period	1,259,257,663	1,091,734,974

End of period	$1,319,696,968	$1,259,257,663

Distributions in excess of net investment income included in net assets at end of period	$(3,760,168)	$(369,308)

SHARES ISSUED AND REDEEMED
Shares sold	4,750,000	5,875,000
Shares redeemed	(3,750,000)	(5,250,000)

Net increase in shares outstanding	1,000,000	625,000

See notes to financial statements.

34	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Eurozone ETF
	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013
Net asset value, beginning of period	$41.71	$34.20	$36.04	$39.98	$34.64	$29.09

Income from investment operations:
Net investment income[a]	0.13	0.99	0.92 [b]	0.96	1.18	0.92
Net realized and unrealized gain (loss)[c]	2.22	7.38	(1.84)	(3.95)	5.10	5.55

Total from investment operations	2.35	8.37	(0.92)	(2.99)	6.28	6.47

Less distributions from:
Net investment income	(0.19)	(0.86)	(0.92)	(0.95)	(0.94)	(0.92)

Total distributions	(0.19)	(0.86)	(0.92)	(0.95)	(0.94)	(0.92)

Net asset value, end of period	$43.87	$41.71	$34.20	$36.04	$39.98	$34.64

Total return	5.62%[d]	24.72%	(2.53)%[b]	(7.62)%	18.02%	22.43%

Ratios/Supplemental data:
Net assets, end of period (000s)	$16,046,727	$13,286,216	$8,293,591	$10,134,616	$8,702,637	$3,539,980
Ratio of expenses to average net assets[e]	0.47%	0.49%	0.48%	0.48%	0.48%	0.50%
Ratio of expenses to average net assets excluding professional fees for foreign withholding tax claims (Note 8)[e]	n/a	0.49%	0.48%	n/a	n/a	n/a
Ratio of net investment income to average net assets[e]	0.61%	2.63%	2.69%[b]	2.50%	2.89%	2.74%
Portfolio turnover rate[f]	2%[d]	4%	4%	5%	7%	5%

[a]	Based on average shares outstanding throughout each period.
[b]	Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees (See Note 8), which resulted in the following increases for the year ended August 31, 2016:
• Net investment income per share by $0.02.
• Total return by 0.08%.
• Ratio of net investment income to average net assets by 0.06%.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	35

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Germany ETF
	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013
Net asset value, beginning of period	$30.71	$26.18	$26.34	$28.97	$25.61	$21.34

Income from investment operations:
Net investment income[a]	0.00 [b]	0.59	0.49	0.58	0.59	0.46
Net realized and unrealized gain (loss)[c]	1.96	4.54	(0.04)	(2.70)	3.40	4.24

Total from investment operations	1.96	5.13	0.45	(2.12)	3.99	4.70

Less distributions from:
Net investment income	(0.08)	(0.60)	(0.61)	(0.51)	(0.63)	(0.43)

Total distributions	(0.08)	(0.60)	(0.61)	(0.51)	(0.63)	(0.43)

Net asset value, end of period	$32.59	$30.71	$26.18	$26.34	$28.97	$25.61

Total return	6.39%[d]	19.63%	1.81%	(7.50)%	15.41%	22.11%

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,370,947	$4,809,899	$3,596,902	$6,607,056	$4,797,434	$4,655,875
Ratio of expenses to average net assets[e]	0.47%	0.49%	0.48%	0.48%	0.48%	0.51%
Ratio of net investment income to average net assets[e]	0.01%	2.08%	1.90%	2.03%	1.95%	1.88%
Portfolio turnover rate[f]	3%[d]	3%	3%	3%	6%	4%

[a]	Based on average shares outstanding throughout each period.
[b]	Rounds to less than $0.01.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

36	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Italy ETF
	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017[a]	Year ended Aug. 31, 2016[a]	Year ended Aug. 31, 2015[a]	Year ended Aug. 31, 2014[a]	Year ended Aug. 31, 2013[a]
Net asset value, beginning of period	$30.21	$22.60	$29.50	$32.03	$26.12	$23.57

Income from investment operations:
Net investment income[b]	0.17	0.57	0.66	0.70	0.82	0.72
Net realized and unrealized gain (loss)[c]	1.68	7.76	(6.82)	(2.49)	5.77	2.45

Total from investment operations	1.85	8.33	(6.16)	(1.79)	6.59	3.17

Less distributions from:
Net investment income	(0.17)	(0.72)	(0.72)	(0.74)	(0.68)	(0.60)
Return of capital	—	—	(0.02)	—	—	(0.02)

Total distributions	(0.17)	(0.72)	(0.74)	(0.74)	(0.68)	(0.62)

Net asset value, end of period	$31.89	$30.21	$22.60	$29.50	$32.03	$26.12

Total return	6.18%[d]	37.37%	(20.97)%	(5.66)%	25.20%	13.58%

Ratios/Supplemental data:
Net assets, end of period (000s)	$710,456	$840,630	$461,031	$1,077,437	$1,556,860	$717,122
Ratio of expenses to average net assets[e]	0.47%	0.49%	0.48%	0.48%	0.48%	0.50%
Ratio of net investment income to average net assets[e]	1.10%	2.59%	2.54%	2.34%	2.49%	2.78%
Portfolio turnover rate[f]	4%[d]	18%	16%	22%	24%	45%

[a]	Per share amounts reflect a one-for-two reverse stock split effective after the close of trading on November 4, 2016.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	37

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Spain ETF
	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013
Net asset value, beginning of period	$33.63	$26.49	$31.96	$40.61	$30.44	$26.28

Income from investment operations:
Net investment income[a]	0.37	0.94	1.00	1.32	1.80	1.33
Net realized and unrealized gain (loss)[b]	(0.38)	7.19	(5.40)	(8.35)	9.53	4.07

Total from investment operations	(0.01)	8.13	(4.40)	(7.03)	11.33	5.40

Less distributions from:
Net investment income	(0.58)	(0.99)	(1.07)	(1.62)	(1.16)	(1.24)

Total distributions	(0.58)	(0.99)	(1.07)	(1.62)	(1.16)	(1.24)

Net asset value, end of period	$33.04	$33.63	$26.49	$31.96	$40.61	$30.44

Total return	(0.02)%[c]	31.48%	(13.82)%	(17.63)%	37.39%	20.88%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,082,950	$1,528,533	$599,944	$1,666,091	$2,473,038	$417,778
Ratio of expenses to average net assets[d]	0.47%	0.49%	0.48%	0.48%	0.48%	0.51%
Ratio of net investment income to average net assets[d]	2.25%	3.10%	3.53%	3.70%	4.48%	4.45%
Portfolio turnover rate[e]	9%[c]	16%	9%	15%	15%	24%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

38	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Switzerland ETF
	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013
Net asset value, beginning of period	$34.27	$30.22	$31.90	$33.64	$29.36	$23.85

Income from investment operations:
Net investment income (loss)[a]	(0.09)	0.69	0.81	0.83	0.80	0.67
Net realized and unrealized gain (loss)[b]	0.78	4.11	(1.70)	(1.77)	4.27	5.44

Total from investment operations	0.69	4.80	(0.89)	(0.94)	5.07	6.11

Less distributions from:
Net investment income	—	(0.75)	(0.79)	(0.80)	(0.79)	(0.60)

Total distributions	—	(0.75)	(0.79)	(0.80)	(0.79)	(0.60)

Net asset value, end of period	$34.96	$34.27	$30.22	$31.90	$33.64	$29.36

Total return	2.01%[c]	15.90%	(2.76)%	(2.92)%	17.21%	25.71%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,319,697	$1,259,258	$1,091,735	$1,200,164	$1,072,157	$902,860
Ratio of expenses to average net assets[d]	0.47%	0.49%	0.48%	0.48%	0.48%	0.51%
Ratio of net investment income (loss) to average net assets[d]	(0.53)%	2.18%	2.68%	2.49%	2.41%	2.38%
Portfolio turnover rate[e]	3%[c]	13%	6%	7%	5%	13%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	39

Notes to Financial Statements (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to Articles of Incorporation as subsequently amended and restated.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Former Name	Diversification Classification
MSCI Eurozone	N/A	Diversified
MSCI Germany	N/A	Non-diversified
MSCI Italy	iShares MSCI Italy Capped ETF	Non-diversified
MSCI Spain	iShares MSCI Spain Capped ETF	Non-diversified
MSCI Switzerland	iShares MSCI Switzerland Capped ETF	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

40	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

NOTES TO FINANCIAL STATEMENTS	41

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 28, 2018 are reflected in tax reclaims receivable. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2018, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

42	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of February 28, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of February 28, 2018 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

NOTES TO FINANCIAL STATEMENTS	43

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of February 28, 2018:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
MSCI Eurozone
Barclays Capital Inc.	$6,251,392	$6,251,392	$—
Citigroup Global Markets Inc.	3,267,675	3,267,675	—
Credit Suisse Securities (USA) LLC	14,650,762	14,650,762	—
Goldman Sachs & Co.	139,899	139,899	—
Merrill Lynch, Pierce, Fenner & Smith	5,485,924	5,485,924	—
Morgan Stanley & Co. LLC	19,801,628	19,801,628	—
UBS AG	4,655,999	4,655,999	—

	$54,253,279	$54,253,279	$—

MSCI Germany
Goldman Sachs & Co.	$12,754,230	$12,754,230	$—
Morgan Stanley & Co. LLC	11,467,472	11,467,472	—

	$24,221,702	$24,221,702	$—

MSCI Spain
Citigroup Global Markets Inc.	$3,768,876	$3,768,876	$—
Goldman Sachs & Co.	10,626,863	10,626,863	—

	$14,395,739	$14,395,739	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.59%	First $7 billion
0.54	Over $7 billion, up to and including $11 billion
0.49	Over $11 billion, up to and including $24 billion
0.44	Over $24 billion, up to and including $48 billion
0.40	Over $48 billion, up to and including $72 billion
0.36	Over $72 billion, up to and including $96 billion
0.32	Over $96 billion

44	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended February 28, 2018, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
MSCI Eurozone	$123,223
MSCI Germany	70,721
MSCI Italy	299
MSCI Spain	6,142

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 28, 2018, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
MSCI Eurozone	$38,777,309	$34,157,805
MSCI Germany	21,940,688	7,836,754
MSCI Italy	5,708,879	4,415,526
MSCI Spain	22,403,278	8,860,253
MSCI Switzerland	6,028,679	9,793,602

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

NOTES TO FINANCIAL STATEMENTS	45

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

It is possible that, from time to time, BlackRock and/or funds managed by BFA or an affiliate (collectively, “Affiliates”) may purchase and hold shares of the Fund. Affiliates reserve the right, subject to compliance with applicable law, to sell into the market or redeem in Creation Units through an authorized participant at any time some or all of the shares of the Fund acquired for their own accounts. A large sale or redemption of shares of the Fund by Affiliates could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund. As of February 28, 2018, the number of affiliated accounts that individually that individually represent more than 10% ownership of the Fund’s total shares outstanding and the aggregate percentage of net assets represented by such holdings were as follows:

iShares ETF	Number of Affiliated Accounts	Aggregate Affiliated Ownership Percentage
MSCI Eurozone	1	13%
MSCI Germany	1	14%

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain directors and officers of the Company are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2018 were as follows:

iShares ETF	Purchases	Sales
MSCI Eurozone	$347,791,751	$308,468,772
MSCI Germany	131,241,905	134,485,699
MSCI Italy	34,473,904	35,592,529
MSCI Spain	107,096,580	119,570,660
MSCI Switzerland	51,641,864	43,964,885

In-kind transactions (see Note 4) for the six months ended February 28, 2018 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI Eurozone	$2,844,178,488	$843,273,827
MSCI Germany	206,482,802	954,072,574
MSCI Italy	56,954,894	228,052,283
MSCI Spain	216,049,644	642,322,756
MSCI Switzerland	161,748,668	127,026,624

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

46	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	FUTURES CONTRACTS

Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded.

Pursuant to the contract, the fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract. Such receipts or payments are known as margin variation and are recorded by the fund as unrealized appreciation or depreciation. When the contract is closed, the fund records a realized gain or loss equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held as of February 28, 2018 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Assets
iShares MSCI Spain ETF
Futures contracts:
Variation margin / Net assets consist of – net unrealized appreciation (depreciation) [a]	$1,836

[a]	Represents cumulative appreciation of futures contracts as reported in the schedules of investments. Only current day’s variation margin is reported separately within the statements of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS	47

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

Liabilities
	iShares MSCI Eurozone ETF	iShares MSCI Germany ETF	iShares MSCI Italy ETF
Futures contracts:
Variation margin / Net assets consist of – net unrealized appreciation (depreciation) [b]	$1,822,579	$1,300,437	$30,878

Liabilities
iShares MSCI Switzerland ETF
Futures contracts:
Variation margin / Net assets consist of – net unrealized appreciation (depreciation) [b]	$193,892

[b]	Represents cumulative depreciation of futures contracts as reported in the schedule of investments. Only current day’s variation margin is reported separately within the statement of assets and liabilities.

The following table shows the realized and unrealized gains (losses) on futures contracts held during the six months ended February 28, 2018 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)
	iShares MSCI Eurozone ETF	iShares MSCI Germany ETF	iShares MSCI Italy ETF
Futures contracts	$(146,532)	$976,061	$16,010

	Net Realized Gain (Loss)
	iShares MSCI Spain ETF	iShares MSCI Switzerland ETF
Futures contracts	$(187,432)	$301,595

	Net Change in Unrealized Appreciation/Depreciation
	iShares MSCI Eurozone ETF	iShares MSCI Germany ETF	iShares MSCI Italy ETF
Futures contracts	$(1,822,579)	$249,959	$(30,878)

48	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

	Net Change in Unrealized Appreciation/Depreciation
	iShares MSCI Spain ETF	iShares MSCI Switzerland ETF
Futures contracts	$1,836	$(193,892)

The following table shows the average quarter-end balances of open futures contracts for the six months ended February 28, 2018:

	iShares MSCI Eurozone ETF	iShares MSCI Germany ETF	iShares MSCI Italy ETF
Average notional value of contracts purchased	$32,059,059	$26,512,016	$721,828

	iShares MSCI Spain ETF	iShares MSCI Switzerland ETF
Average notional value of contracts purchased	$1,006,227	$3,749,027

6.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

NOTES TO FINANCIAL STATEMENTS	49

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The European financial markets have experienced volatility and adverse trends in recent years due to concerns about economic downturns or rising government debt levels in several European countries. These events have adversely affected the exchange rate of the euro and may continue to significantly affect European countries. The occurrence of terrorist incidents throughout Europe also could impact financial markets. In addition, the United Kingdom has voted to withdraw from the European Union. The referendum may introduce significant new uncertainties and instability in the financial markets as the United Kingdom negotiates its exit from the European Union.

When a fund concentrates its investments in issuers located in a single country, it assumes the risk that economic, political and social conditions in that country may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

50	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of August 31, 2017, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2018	Expiring 2019	Total
MSCI Eurozone	$263,923,287	$68,035,542	$30,230,739	$362,189,568
MSCI Germany	73,191,131	28,490,949	32,215,954	133,898,034
MSCI Italy	181,005,358	18,169,627	9,459,662	208,634,647
MSCI Spain	141,557,230	15,120,672	8,619,903	165,297,805
MSCI Switzerland	31,918,774	22,569,380	6,955,758	61,443,912

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 28, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Eurozone	$15,276,466,309	$1,686,771,303	$(902,911,592)	$783,859,711
MSCI Germany	4,442,632,494	501,046,692	(576,469,934)	(75,423,242)
MSCI Italy	727,318,910	62,598,867	(80,509,933)	(17,911,066)
MSCI Spain	1,240,368,993	35,226,976	(176,713,379)	(141,486,403)
MSCI Switzerland	1,307,847,561	90,355,194	(84,313,370)	6,041,824

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2018, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

8.	FOREIGN WITHHOLDING TAX CLAIMS

The iShares MSCI Eurozone ETF has filed claims to recover taxes withheld by Finland on dividend income on the basis that Finland had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. The Fund has recorded a receivable for all recoverable taxes withheld by Finland based upon favorable determinations issued by the Finnish Tax Authority. The Fund continues to evaluate developments in Finland for potential impacts to the receivables and payables recorded. Finnish tax claims receivable are disclosed in the statement of assets and liabilities. Professional fees associated with the filing of tax claims in Finland that result in the recovery of foreign withholding taxes have been approved by the Board as appropriate expenses of the Fund.

The Internal Revenue Service has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid

NOTES TO FINANCIAL STATEMENTS	51

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

which the Fund is able to pass through to its shareholders as a foreign tax credit in the current year, the Fund will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.

9.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

52	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES®, INC.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI Eurozone	$0.168471	$—	$0.023018	$0.191489	88%	—%	12%	100%
MSCI Germany	0.038888	—	0.045541	0.084429	46	—	54	100
MSCI Spain	0.509667	—	0.070801	0.580468	88	—	12	100

SUPPLEMENTAL INFORMATION	53

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

54	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-807-0218

FEBRUARY 28, 2018

2018 SEMI-ANNUAL REPORT (UNAUDITED)

iShares, Inc.

➢	iShares MSCI Hong Kong ETF | EWH | NYSE Arca
➢	iShares MSCI Japan Small-Cap ETF | SCJ | NYSE Arca
➢	iShares MSCI Malaysia ETF | EWM | NYSE Arca
➢	iShares MSCI Pacific ex Japan ETF | EPP | NYSE Arca
➢	iShares MSCI Singapore ETF | EWS | NYSE Arca
➢	iShares MSCI Taiwan ETF | EWT | NYSE Arca
➢	iShares MSCI Thailand ETF | THD | NYSE Arca

Fund Performance Overview

iSHARES® MSCI HONG KONG ETF

Performance as of February 28, 2018

The iShares MSCI Hong Kong ETF (the “Fund”) seeks to track the investment results of an index composed of Hong Kong equities, as represented by the MSCI Hong Kong Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2018, the total return for the Fund was 7.35%, net of fees, while the total return for the Index was 7.57%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	24.96%	23.86%	25.50%	24.96%	23.86%	25.50%
5 Years	8.63%	8.45%	9.26%	51.29%	50.05%	55.69%
10 Years	6.42%	6.72%	7.00%	86.30%	91.62%	96.64%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,073.50	$2.42	$1,000.00	$1,022.50	$2.36	0.47%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

ALLOCATION BY SECTOR

As of 2/28/18

Sector	Percentage of Total Investments*

Financials	34.98%
Real Estate	25.32
Consumer Discretionary	13.44
Industrials	12.41
Utilities	9.72
Consumer Staples	2.00
Telecommunication Services	1.33
Information Technology	0.80

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/18

Security	Percentage of Total Investments*

AIA Group Ltd.	18.53%
Hong Kong Exchanges & Clearing Ltd.	7.83
CK Hutchison Holdings Ltd.	6.20
Sun Hung Kai Properties Ltd.	4.43
CK Asset Holdings Ltd.	4.10
Galaxy Entertainment Group Ltd.	3.80
Hang Seng Bank Ltd.	3.49
Link REIT	3.45
BOC Hong Kong Holdings Ltd.	3.43
Hong Kong & China Gas Co. Ltd.	3.04

TOTAL	58.30%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI JAPAN SMALL-CAP ETF

Performance as of February 28, 2018

The iShares MSCI Japan Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization Japanese equities, as represented by the MSCI Japan Small Cap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2018, the total return for the Fund was 13.55%, net of fees, while the total return for the Index was 13.73%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	26.00%	25.22%	26.37%	26.00%	25.22%	26.37%
5 Years	14.06%	13.92%	14.47%	93.06%	91.85%	96.57%
10 Years	7.75%	7.70%	8.10%	111.03%	110.06%	117.85%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,135.50	$2.49	$1,000.00	$1,022.50	$2.36	0.47%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

ALLOCATION BY SECTOR

As of 2/28/18

Sector	Percentage of Total Investments*

Industrials	24.82%
Consumer Discretionary	17.36
Information Technology	12.51
Materials	10.62
Consumer Staples	10.34
Real Estate	8.88
Financials	7.70
Health Care	6.19
Utilities	0.95
Energy	0.63

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/18

Security	Percentage of Total Investments*

Showa Denko KK	0.79%
Nihon M&A Center Inc.	0.56
Pigeon Corp.	0.55
CyberAgent Inc.	0.53
Sojitz Corp.	0.50
Haseko Corp.	0.49
Furukawa Electric Co. Ltd.	0.47
Orix JREIT Inc.	0.47
SCREEN Holdings Co. Ltd.	0.46
Ebara Corp.	0.46

TOTAL	5.28%

*	Excludes money market funds.

6	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI MALAYSIA ETF

Performance as of February 28, 2018

The iShares MSCI Malaysia ETF (the “Fund”) seeks to track the investment results of an index composed of Malaysian equities, as represented by the MSCI Malaysia Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2018, the total return for the Fund was 15.09%, net of fees, while the total return for the Index was 15.26%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	26.16%	25.52%	26.62%	26.16%	25.52%	26.62%
5 Years	0.03%	(0.18)%	0.30%	0.15%	(0.87)%	1.50%
10 Years	2.98%	3.12%	3.37%	34.13%	35.93%	39.25%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,150.90	$2.51	$1,000.00	$1,022.50	$2.36	0.47%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

ALLOCATION BY SECTOR

As of 2/28/18

Sector	Percentage of Total Investments*

Financials	33.29%
Utilities	13.87
Consumer Staples	11.28
Industrials	10.42
Telecommunication Services	8.96
Consumer Discretionary	8.03
Materials	5.06
Health Care	3.72
Energy	3.22
Real Estate	2.15

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/18

Security	Percentage of Total Investments*

Public Bank Bhd	12.53%
Tenaga Nasional Bhd	9.98
Malayan Banking Bhd	8.44
CIMB Group Holdings Bhd	6.20
Genting Bhd	3.83
Petronas Chemicals Group Bhd	3.63
Genting Malaysia Bhd	2.93
DiGi.Com Bhd	2.81
Axiata Group Bhd	2.74
Hong Leong Bank Bhd	2.43

TOTAL	55.52%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® MSCI PACIFIC ex JAPAN ETF

Performance as of February 28, 2018

The iShares MSCI Pacific ex Japan ETF (the “Fund”) seeks to track the investment results of an index composed of Pacific region developed market equities, excluding Japan, as represented by the MSCI Pacific ex Japan Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2018, the total return for the Fund was 6.35%, net of fees, while the total return for the Index was 6.56%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	15.67%	14.55%	16.07%	15.67%	14.55%	16.07%
5 Years	3.61%	3.49%	4.03%	19.41%	18.70%	21.85%
10 Years	4.22%	4.39%	4.53%	51.11%	53.71%	55.68%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,063.50	$2.46	$1,000.00	$1,022.40	$2.41	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

ALLOCATION BY SECTOR

As of 2/28/18

Sector	Percentage of Total Investments*

Financials	39.71%
Real Estate	13.92
Materials	10.39
Industrials	8.65
Consumer Discretionary	6.19
Consumer Staples	5.26
Health Care	5.09
Utilities	4.34
Energy	3.11
Telecommunication Services	2.57
Information Technology	0.77

TOTAL	100.00%

ALLOCATION BY COUNTRY

As of 2/28/18

Country	Percentage of Total Investments*

Australia	57.16%
Hong Kong	30.24
Singapore	11.21
New Zealand	1.39

TOTAL	100.00%

*	Excludes money market funds.

*	Excludes money market funds.

8	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI SINGAPORE ETF

Performance as of February 28, 2018

The iShares MSCI Singapore ETF (the “Fund”) (formerly the iShares MSCI Singapore Capped ETF) seeks to track the investment results of an index composed of Singaporean equities, as represented by the MSCI Singapore 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2018, the total return for the Fund was 11.54%, net of fees, while the total return for the Index was 11.80%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	24.90%	24.01%	25.44%	24.90%	24.01%	25.44%
5 Years	3.27%	3.27%	3.70%	17.47%	17.44%	19.93%
10 Years	4.59%	4.82%	4.88%	56.68%	60.09%	61.05%

Index performance through November 30, 2016 reflects the performance of the MSCI Singapore Index. Index performance beginning on December 1, 2016 reflects the performance of the MSCI Singapore 25/50 Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,115.40	$2.47	$1,000.00	$1,022.50	$2.36	0.47%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

ALLOCATION BY SECTOR

As of 2/28/18

Sector	Percentage of Total Investments*

Financials	47.58%
Industrials	18.86
Real Estate	17.03
Consumer Discretionary	6.78
Telecommunication Services	5.57
Consumer Staples	4.18

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/18

Security	Percentage of Total Investments*

DBS Group Holdings Ltd.	18.01%
Oversea-Chinese Banking Corp. Ltd.	14.10
United Overseas Bank Ltd.	12.66
Singapore Telecommunications Ltd.	4.54
Keppel Corp. Ltd.	4.53
CapitaLand Ltd.	3.26
Genting Singapore PLC	3.14
Ascendas REIT	3.02
Singapore Airlines Ltd.	2.82
Singapore Exchange Ltd.	2.81

TOTAL	68.89%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® MSCI TAIWAN ETF

Performance as of February 28, 2018

The iShares MSCI Taiwan ETF (the “Fund”) (formerly the iShares MSCI Taiwan Capped ETF) seeks to track the investment results of an index composed of Taiwanese equities, as represented by the MSCI Taiwan 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2018, the total return for the Fund was 3.44%, net of fees, while the total return for the Index was 3.69%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	18.47%	16.42%	19.09%	18.47%	16.42%	19.09%
5 Years	9.47%	8.86%	10.19%	57.18%	52.88%	62.48%
10 Years	4.97%	4.86%	5.56%	62.40%	60.68%	71.72%

Index performance through November 30, 2016 reflects the performance of the MSCI Taiwan Index. Index performance beginning on December 1, 2016 reflects the performance of the MSCI Taiwan 25/50 Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,034.40	$2.98	$1,000.00	$1,021.90	$2.96	0.59%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

ALLOCATION BY SECTOR

As of 2/28/18

Sector	Percentage of Total Investments*

Information Technology	56.44%
Financials	17.96
Materials	9.63
Telecommunication Services	4.29
Consumer Discretionary	3.44
Consumer Staples	3.28
Industrials	3.10
Energy	0.96
Real Estate	0.53
Health Care	0.37

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/18

Security	Percentage of Total Investments*

Taiwan Semiconductor Manufacturing Co. Ltd.	22.90%
Hon Hai Precision Industry Co. Ltd.	7.72
MediaTek Inc.	2.66
Cathay Financial Holding Co. Ltd.	2.54
Formosa Plastics Corp.	2.45
Chunghwa Telecom Co. Ltd.	2.40
Nan Ya Plastics Corp.	2.21
CTBC Financial Holding Co. Ltd.	2.16
Largan Precision Co. Ltd.	2.09
Fubon Financial Holding Co. Ltd.	2.00

TOTAL	49.13%

*	Excludes money market funds.

10	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI THAILAND ETF

Performance as of February 28, 2018

The iShares MSCI Thailand ETF (the “Fund”) (formerly the iShares MSCI Thailand Capped ETF) seeks to track the investment results of a broad-based index composed of Thai equities, as represented by the MSCI Thailand IMI 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2018, the total return for the Fund was 22.82%, net of fees, while the total return for the Index was 23.09%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	37.29%	37.33%	37.78%	37.29%	37.33%	37.78%
5 Years	4.96%	4.97%	5.14%	27.39%	27.46%	28.49%
Since Inception	10.20%	10.16%	10.54%	162.40%	161.45%	170.51%

The inception date of the Fund was 3/26/08. The first day of secondary market trading was 3/28/08.

Index performance through February 11, 2013 reflects the performance of the MSCI Thailand Investable Market Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Thailand IMI 25/50 Index.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,228.20	$3.26	$1,000.00	$1,021.90	$2.96	0.59%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

ALLOCATION BY SECTOR

As of 2/28/18

Sector	Percentage of Total Investments*

Energy	21.42%
Financials	19.46
Industrials	11.18
Consumer Staples	10.88
Materials	9.99
Consumer Discretionary	6.75
Real Estate	5.77
Telecommunication Services	5.58
Health Care	4.19
Utilities	2.98
Information Technology	1.80

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/18

Security	Percentage of Total Investments*

PTT PCL NVDR	11.45%
CP ALL PCL NVDR	7.93
Airports of Thailand PCL NVDR	5.81
Kasikornbank PCL Foreign	5.21
Siam Commercial Bank PCL (The) NVDR	4.46
PTT Global Chemical PCL NVDR	4.13
Advanced Info Service PCL NVDR	3.96
PTT Exploration & Production PCL NVDR	3.09
Siam Cement PCL (The) Foreign	2.81
Kasikornbank PCL NVDR	2.77

TOTAL	51.62%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	11

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2017 and held through February 28, 2018, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

12	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI HONG KONG ETF

February 28, 2018

Security	Shares	Value
COMMON STOCKS — 99.77%

AUTO COMPONENTS — 0.80%
Minth Group Ltd.	3,086,000	$18,258,956

		18,258,956
BANKS — 7.89%
Bank of East Asia Ltd. (The)[a]	5,146,210	22,655,608
BOC Hong Kong Holdings Ltd.	15,419,500	78,030,516
Hang Seng Bank Ltd.	3,186,900	79,211,283

		179,897,407
CAPITAL MARKETS — 8.26%
Hong Kong Exchanges & Clearing Ltd.	4,905,200	178,022,159
Kingston Financial Group Ltd.[a]	17,058,000	10,310,702

		188,332,861
DIVERSIFIED FINANCIAL SERVICES — 0.25%
First Pacific Co. Ltd./Hong Kong	9,062,999	5,663,433

		5,663,433
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.33%
HKT Trust & HKT Ltd.	15,760,500	20,140,442
PCCW Ltd.	17,721,169	10,100,113

		30,240,555
ELECTRIC UTILITIES — 6.66%
CK Infrastructure Holdings Ltd.	2,763,500	23,201,916
CLP Holdings Ltd.	6,841,700	69,157,536
HK Electric Investments & HK Electric Investments Ltd.[a,b]	11,023,000	10,339,389
Power Assets Holdings Ltd.	5,779,500	49,151,563

		151,850,404
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.44%
Link REIT	9,164,500	78,349,079

		78,349,079
FOOD PRODUCTS — 1.99%
WH Group Ltd.[b]	36,641,000	45,419,051

		45,419,051
GAS UTILITIES — 3.04%
Hong Kong & China Gas Co. Ltd.	34,966,802	69,171,290

		69,171,290
HOTELS, RESTAURANTS & LEISURE — 9.90%
Galaxy Entertainment Group Ltd.	9,860,000	86,311,068
Melco Resorts & Entertainment Ltd. ADR	1,026,209	28,169,437

Security	Shares	Value
MGM China Holdings Ltd.	3,969,488	$11,692,420
Sands China Ltd.	10,091,200	56,934,109
Shangri-La Asia Ltd.	5,212,000	11,735,709
SJM Holdings Ltd.[a]	8,265,000	7,931,983
Wynn Macau Ltd.	6,492,000	22,814,461

		225,589,187
HOUSEHOLD DURABLES — 1.58%
Techtronic Industries Co. Ltd.	5,733,147	35,972,745

		35,972,745
INDUSTRIAL CONGLOMERATES — 10.93%
CK Hutchison Holdings Ltd.	11,251,267	140,905,034
Jardine Matheson Holdings Ltd.	906,000	59,025,900
Jardine Strategic Holdings Ltd.	924,100	36,806,903
NWS Holdings Ltd.	6,479,000	12,220,623

		248,958,460
INSURANCE — 18.49%
AIA Group Ltd.	50,301,400	421,358,513

		421,358,513
REAL ESTATE MANAGEMENT & DEVELOPMENT — 21.82%
CK Asset Holdings Ltd.	10,784,267	93,299,283
Hang Lung Group Ltd.	3,698,000	12,523,098
Hang Lung Properties Ltd.	8,427,000	20,137,873
Henderson Land Development Co. Ltd.	5,004,862	32,618,297
Hongkong Land Holdings Ltd.	4,896,700	33,738,263
Hysan Development Co. Ltd.	2,619,000	15,177,904
Kerry Properties Ltd.	2,707,000	12,297,784
New World Development Co. Ltd.	24,578,066	37,438,890
Sino Land Co. Ltd.	13,146,000	23,250,309
Sun Hung Kai Properties Ltd.	6,034,000	100,781,286
Swire Pacific Ltd. Class A	2,077,000	21,021,354
Swire Properties Ltd.	4,868,800	16,643,502
Wharf Holdings Ltd. (The)	5,069,150	18,980,243
Wharf Real Estate Investment Co. Ltd.[c]	5,058,150	34,387,638
Wheelock & Co. Ltd.	3,408,357	24,848,474

		497,144,198
ROAD & RAIL — 1.46%
MTR Corp. Ltd.	6,256,083	33,177,954

		33,177,954
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.80%
ASM Pacific Technology Ltd.	1,269,800	18,255,211

		18,255,211

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI HONG KONG ETF

February 28, 2018

Security	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 1.13%
Li & Fung Ltd.	24,770,000	$12,503,227
Yue Yuen Industrial Holdings Ltd.	3,098,500	13,264,635

		25,767,862

TOTAL COMMON STOCKS
(Cost: $2,061,606,921)		2,273,407,166

SHORT-TERM INVESTMENTS — 1.43%

MONEY MARKET FUNDS — 1.43%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.58%[d,e,f]	31,560,551	31,563,707
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[d,e]	925,756	925,756

		32,489,463

TOTAL SHORT-TERM INVESTMENTS
(Cost: $32,487,548)		32,489,463

Value
TOTAL INVESTMENTS IN SECURITIES — 101.20%
(Cost: $2,094,094,469)	$2,305,896,629
Other Assets, Less Liabilities — (1.20)%	(27,335,823)

NET ASSETS — 100.00%	$2,278,560,806

ADR  —   American Depositary Receipts

[a]	All or a portion of this security is on loan.
[b]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[c]	Non-income producing security.
[d]	Affiliate of the Fund.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased		Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	33,422,824	—		(1,862,273)[b]	31,560,551	$31,563,707	$233,344	[c]	$2,125	$(3,829)
BlackRock Cash Funds: Treasury, SL Agency Shares	109,004	816,752	[b]	—	925,756	925,756	18,228		—	—

						$32,489,463	$251,572		$2,125	$(3,829)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

14	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI HONG KONG ETF

February 28, 2018

Futures Contracts (Note 5)

Futures contracts outstanding as of February 28, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts
Hang Seng Index	23	Mar 2018	$4,516	$(37,226)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$2,273,407,166	$—	$—	$2,273,407,166
Money market funds	32,489,463	—	—	32,489,463

Total	$2,305,896,629	$—	$—	$2,305,896,629

Derivative financial instruments[a]
Liabilities
Futures contracts	$(37,226)	$—	$—	$(37,226)

Total	$(37,226)	$—	$—	$(37,226)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited)

iSHARES® MSCI JAPAN SMALL-CAP ETF

February 28, 2018

Security	Shares	Value
COMMON STOCKS — 99.84%

AEROSPACE & DEFENSE — 0.03%
Jamco Corp.[a]	4,600	$103,980

		103,980
AIR FREIGHT & LOGISTICS — 0.24%
Kintetsu World Express Inc.	18,400	363,327
Konoike Transport Co. Ltd.	13,800	244,431
Maruwa Unyu Kikan Co. Ltd.[a]	4,600	157,350
Mitsui-Soko Holdings Co. Ltd.[b]	46,000	154,332

		919,440
AUTO COMPONENTS — 3.59%
Aisan Industry Co. Ltd.	18,400	212,099
Akebono Brake Industry Co. Ltd.[b]	41,400	117,560
Daido Metal Co. Ltd.	13,800	172,266
Daikyonishikawa Corp.	18,400	317,114
Eagle Industry Co. Ltd.	9,200	170,714
Exedy Corp.	13,800	452,003
FCC Co. Ltd.	13,800	392,512
Futaba Industrial Co. Ltd.	27,600	247,017
G-Tekt Corp.	9,200	183,905
Ichikoh Industries Ltd.[a]	9,200	97,427
Kasai Kogyo Co. Ltd.	13,800	192,312
Keihin Corp.	18,400	387,296
KYB Corp.	9,200	492,311
Mitsuba Corp.	13,800	197,226
Musashi Seimitsu Industry Co. Ltd.	9,200	326,339
NHK Spring Co. Ltd.	92,000	974,275
Nifco Inc./Japan	18,400	1,326,048
Nippon Seiki Co. Ltd.	23,000	493,604
Nissin Kogyo Co. Ltd.	18,400	328,839
Pacific Industrial Co. Ltd.	18,400	258,657
Piolax Inc.	13,800	384,623
Press Kogyo Co. Ltd.	41,400	258,010
Riken Corp.	4,600	271,159
Sanden Holdings Corp.[b]	9,200	152,263
Showa Corp.	23,000	367,077
Sumitomo Riko Co. Ltd.	18,400	189,854
Tachi-S Co. Ltd.	13,800	251,156
Taiho Kogyo Co. Ltd.	9,200	139,157
Tokai Rika Co. Ltd.	23,000	503,088
Topre Corp.	13,800	418,378
Toyo Tire & Rubber Co. Ltd.	46,000	863,483
Toyota Boshoku Corp.	27,600	594,135
TPR Co. Ltd.	9,200	263,399

Security	Shares	Value
TS Tech Co. Ltd.	23,000	$938,710
Unipres Corp.	18,400	453,167
Yorozu Corp.	9,200	170,714

		13,557,897
AUTOMOBILES — 0.10%
Nissan Shatai Co. Ltd.	36,800	374,880

		374,880
BANKS — 4.94%
77 Bank Ltd. (The)	27,600	695,270
Aichi Bank Ltd. (The)	4,600	230,205
Akita Bank Ltd. (The)	9,200	247,535
Aomori Bank Ltd. (The)	9,200	290,558
Awa Bank Ltd. (The)	92,000	594,049
Bank of Iwate Ltd. (The)	9,200	369,448
Bank of Nagoya Ltd. (The)	4,600	168,989
Bank of Okinawa Ltd. (The)	9,200	370,742
Bank of Saga Ltd. (The)	4,600	111,093
Bank of the Ryukyus Ltd.	18,400	279,694
Chiba Kogyo Bank Ltd. (The)	23,000	106,049
Chugoku Bank Ltd. (The)	73,600	915,301
Chukyo Bank Ltd. (The)	4,600	100,014
Daishi Bank Ltd. (The)	13,800	631,770
Ehime Bank Ltd. (The)	13,800	172,266
Eighteenth Bank Ltd. (The)	92,000	243,138
Gunma Bank Ltd. (The)	161,000	1,000,356
Hiroshima Bank Ltd. (The)	110,400	867,018
Hokkoku Bank Ltd. (The)	9,200	385,399
Hokuetsu Bank Ltd. (The)	9,200	207,271
Hokuhoku Financial Group Inc.	55,200	788,387
Hyakugo Bank Ltd. (The)	92,000	456,099
Hyakujushi Bank Ltd. (The)	92,000	311,251
Iyo Bank Ltd. (The)	110,400	881,503
Jimoto Holdings Inc.	73,600	128,294
Juroku Bank Ltd. (The)	13,800	374,018
Kansai Urban Banking Corp.	13,800	185,845
Keiyo Bank Ltd. (The)	92,000	436,268
Kiyo Bank Ltd. (The)	27,600	456,788
Mie Bank Ltd. (The)	4,600	98,979
Minato Bank Ltd. (The)	9,200	178,646
Miyazaki Bank Ltd. (The)	4,600	151,099
Musashino Bank Ltd. (The)	13,800	465,583
Nanto Bank Ltd. (The)	13,800	384,623
Nishi-Nippon Financial Holdings Inc.	64,400	801,492
North Pacific Bank Ltd.	138,000	483,689
Ogaki Kyoritsu Bank Ltd. (The)	13,800	360,051

16	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

February 28, 2018

Security	Shares	Value
Oita Bank Ltd. (The)	4,600	$175,671
San-in Godo Bank Ltd. (The)	64,400	611,983
Senshu Ikeda Holdings Inc.	110,400	434,544
Shiga Bank Ltd. (The)	92,000	482,826
Shikoku Bank Ltd. (The)	18,400	261,933
Tochigi Bank Ltd. (The)	41,400	171,102
Toho Bank Ltd. (The)	92,000	348,325
Tokyo TY Financial Group Inc.	9,230	231,128
TOMONY Holdings Inc.	64,400	300,559
Towa Bank Ltd. (The)	13,800	185,716
Tsukuba Bank Ltd.	36,800	121,396
Yamagata Bank Ltd. (The)	9,200	201,321
Yamanashi Chuo Bank Ltd. (The)	46,000	188,820

		18,644,104
BEVERAGES — 0.71%
Ito En Ltd.	23,000	972,119
Sapporo Holdings Ltd.	27,600	787,611
Takara Holdings Inc.	73,600	909,093

		2,668,823
BIOTECHNOLOGY — 0.86%
GNI Group Ltd.[a,b]	46,000	265,124
HEALIOS KKb	4,600	80,313
Japan Tissue Engineering Co. Ltd.[b]	9,200	119,672
NanoCarrier Co. Ltd.[a,b]	18,400	181,577
OncoTherapy Science Inc.[a,b]	64,400	135,191
PeptiDream Inc.[a,b]	36,800	1,696,790
SanBio Co. Ltd.[b]	9,200	335,392
Takara Bio Inc.	23,000	427,000

		3,241,059
BUILDING PRODUCTS — 1.76%
Aica Kogyo Co. Ltd.	23,000	878,356
Bunka Shutter Co. Ltd.	23,000	221,152
Central Glass Co. Ltd.	18,400	414,024
Maeda Kosen Co. Ltd.	9,200	169,593
Nichias Corp.	46,000	615,173
Nichiha Corp.	13,800	547,706
Nippon Sheet Glass Co. Ltd.[b]	41,400	333,668
Nitto Boseki Co. Ltd.	14,000	328,794
Noritz Corp.	13,800	246,888
Okabe Co. Ltd.	18,400	176,749
Sankyo Tateyama Inc.	13,800	201,753
Sanwa Holdings Corp.	92,000	1,288,974
Sekisui Jushi Corp.	13,800	318,665
Sinko Industries Ltd.	9,200	170,369

Security	Shares	Value
Takara Standard Co. Ltd.	18,400	$307,974
Takasago Thermal Engineering Co. Ltd.	23,000	424,413

		6,644,251
CAPITAL MARKETS — 1.10%
Ichiyoshi Securities Co. Ltd.	18,400	218,651
Jafco Co. Ltd.	13,800	699,667
kabu.com Securities Co. Ltd.	64,400	235,981
Kyokuto Securities Co. Ltd.	9,200	136,399
M&A Capital Partners Co. Ltd.[b]	4,600	365,138
Marusan Securities Co. Ltd.	23,000	226,540
Matsui Securities Co. Ltd.	50,600	503,131
Monex Group Inc.	87,400	312,889
Okasan Securities Group Inc.	92,000	597,498
SPARX Group Co. Ltd.[a]	46,000	134,502
Tokai Tokyo Financial Holdings Inc.	96,600	723,334

		4,153,730
CHEMICALS — 7.03%
Achilles Corp.	9,200	191,406
ADEKA Corp.	41,400	759,288
Chugoku Marine Paints Ltd.	32,200	334,357
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	4,800	213,448
Denka Co. Ltd.	36,800	1,369,158
DIC Corp.	36,800	1,332,946
Fujimi Inc.	9,200	225,549
Fujimori Kogyo Co. Ltd.	9,200	319,873
Fuso Chemical Co. Ltd.	9,200	259,519
Hodogaya Chemical Co. Ltd.	4,600	217,272
Ishihara Sangyo Kaisha Ltd.[b]	13,800	198,778
JCU Corp.	4,600	221,152
JSP Corp.	4,600	146,788
Kanto Denka Kogyo Co. Ltd.[a]	18,400	214,168
KH Neochem Co. Ltd.	13,800	434,544
Koatsu Gas Kogyo Co. Ltd.	13,800	117,430
Konishi Co. Ltd.	13,800	234,990
Kumiai Chemical Industry Co. Ltd.	38,049	242,119
Kureha Corp.	4,600	330,219
Lintec Corp.	23,000	672,508
Nihon Nohyaku Co. Ltd.	23,000	139,675
Nihon Parkerizing Co. Ltd.	41,400	738,724
Nippon Kayaku Co. Ltd.	59,800	773,945
Nippon Shokubai Co. Ltd.	13,800	982,897
Nippon Soda Co. Ltd.	46,000	286,247
NOF Corp.	28,400	787,551

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

February 28, 2018

Security	Shares	Value
Okamoto Industries Inc.	19,000	$198,004
Osaka Soda Co. Ltd.[a]	9,200	248,225
Sakai Chemical Industry Co. Ltd.	9,200	272,452
Sakata INX Corp.	18,400	244,517
Sanyo Chemical Industries Ltd.	4,600	229,774
Sekisui Plastics Co. Ltd.	9,200	104,239
Shikoku Chemicals Corp.	13,800	195,545
Shin-Etsu Polymer Co. Ltd.	18,400	218,651
Showa Denko KK	59,800	2,981,453
Stella Chemifa Corp.[a]	4,600	124,371
Sumitomo Bakelite Co. Ltd.	92,000	811,321
Sumitomo Seika Chemicals Co. Ltd.	4,600	237,102
T. Hasegawa Co. Ltd.	4,600	88,202
Taiyo Holdings Co. Ltd.	9,200	418,162
Takasago International Corp.	4,600	137,304
Tanaka Chemical Corp.[a,b]	4,600	80,141
Tayca Corp.	4,600	117,861
Tenma Corp.	9,200	189,164
Toagosei Co. Ltd.	50,600	594,178
Tokai Carbon Co. Ltd.	92,000	1,606,260
Tokuyama Corp.	27,600	832,876
Tokyo Ohka Kogyo Co. Ltd.	18,400	723,378
Toyo Ink SC Holdings Co. Ltd.	92,000	581,116
Toyobo Co. Ltd.	36,800	726,654
Ube Industries Ltd.	50,600	1,593,327
W-Scope Corp.[a]	13,800	194,381
Zeon Corp.	69,000	1,043,681

		26,536,890
COMMERCIAL SERVICES & SUPPLIES — 1.60%
Aeon Delight Co. Ltd.	9,200	324,183
Bell System24 Holdings Inc.	13,800	195,674
Daiseki Co. Ltd.	18,460	544,086
Duskin Co. Ltd.	18,400	457,133
Itoki Corp.	18,400	126,052
Kokuyo Co. Ltd.	36,800	696,994
Kyodo Printing Co. Ltd.	4,600	136,873
Matsuda Sangyo Co. Ltd.	9,260	172,782
Mitsubishi Pencil Co. Ltd.	18,400	418,335
Nippon Kanzai Co. Ltd.	9,200	183,129
Nippon Parking Development Co. Ltd.	87,400	151,530
Okamura Corp.	32,200	448,727
Oyo Corp.	9,200	133,898
Pilot Corp.	18,400	989,794
Prestige International Inc.	18,400	237,620
Relia Inc.	18,400	235,378

Security	Shares	Value
Sato Holdings Corp.	9,200	$309,526
Toppan Forms Co. Ltd.	23,000	261,675

		6,023,389
COMMUNICATIONS EQUIPMENT — 0.17%
Denki Kogyo Co. Ltd.	9,200	272,021
Hitachi Kokusai Electric Inc.	9,200	268,141
Icom Inc.	4,600	117,344

		657,506
CONSTRUCTION & ENGINEERING — 4.88%
Chiyoda Corp.	69,000	684,148
Chudenko Corp.	13,800	395,099
COMSYS Holdings Corp.	46,000	1,218,275
Dai-Dan Co. Ltd.	4,600	101,178
Daiho Corp.	46,000	273,745
Fudo Tetra Corp.	82,800	147,434
Fukuda Corp.	4,600	278,487
Hazama Ando Corp.	78,200	566,502
Hibiya Engineering Ltd.	9,200	174,852
Kandenko Co. Ltd.	41,400	465,971
Kinden Corp.	59,800	988,587
Kumagai Gumi Co. Ltd.	13,800	410,618
Kyowa Exeo Corp.	41,400	1,109,251
Kyudenko Corp.	18,400	855,293
Maeda Corp.	55,200	665,266
Maeda Road Construction Co. Ltd.	27,000	595,895
Mirait Holdings Corp.	27,600	444,114
Nippo Corp.	19,000	450,494
Nippon Densetsu Kogyo Co. Ltd.	13,800	291,894
Nippon Koei Co. Ltd.	4,600	127,863
Nippon Road Co. Ltd. (The)	4,600	248,742
Nishimatsu Construction Co. Ltd.	23,200	587,909
Okumura Corp.	14,000	610,093
OSJB Holdings Corp.[a]	59,800	175,973
Penta-Ocean Construction Co. Ltd.	124,200	902,066
Raito Kogyo Co. Ltd.	18,400	205,374
Sanki Engineering Co. Ltd.	18,400	206,926
Shinnihon Corp.	13,800	136,959
SHO-BOND Holdings Co. Ltd.	9,200	664,749
Sumitomo Densetsu Co. Ltd.	9,200	190,285
Sumitomo Mitsui Construction Co. Ltd.	73,600	433,854
Taihei Dengyo Kaisha Ltd.	4,600	111,654
Taikisha Ltd.	13,800	477,869
Takamatsu Construction Group Co. Ltd.	4,600	128,208
Tekken Corp.	4,600	135,148

18	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

February 28, 2018

Security	Shares	Value
Toa Corp./Tokyo[b]	4,600	$99,454
Toda Corp.	92,000	707,858
Tokyu Construction Co. Ltd.	36,840	414,301
Toshiba Plant Systems & Services Corp.	23,000	466,229
Totetsu Kogyo Co. Ltd.	13,800	440,364
Toyo Construction Co. Ltd.	32,200	163,557
Toyo Engineering Corp.[a]	13,800	129,975
Yahagi Construction Co. Ltd.	13,800	106,696
Yokogawa Bridge Holdings Corp.	13,800	335,866
Yurtec Corp.	13,800	109,671

		18,434,746
CONSTRUCTION MATERIALS — 0.23%
Sumitomo Osaka Cement Co. Ltd.	184,000	853,568

		853,568
CONSUMER FINANCE — 0.49%
Aiful Corp.[b]	147,200	503,519
Hitachi Capital Corp.	23,000	600,731
J Trust Co. Ltd.[a]	32,200	206,408
Jaccs Co. Ltd.	9,200	216,841
Orient Corp.[a]	202,400	324,356

		1,851,855
CONTAINERS & PACKAGING — 0.54%
FP Corp.	9,200	544,042
Fuji Seal International Inc.	18,400	604,395
Pack Corp. (The)	4,600	160,152
Rengo Co. Ltd.	82,800	722,429

		2,031,018
DISTRIBUTORS — 0.47%
Arata Corp.	4,600	221,152
Canon Marketing Japan Inc.	23,000	627,243
Doshisha Co. Ltd.	9,200	205,288
PALTAC Corp.	13,800	717,773

		1,771,456
DIVERSIFIED CONSUMER SERVICES — 0.03%
Meiko Network Japan Co. Ltd.	9,200	113,206

		113,206
DIVERSIFIED FINANCIAL SERVICES — 1.07%
Financial Products Group Co. Ltd.	32,200	426,094
Fuyo General Lease Co. Ltd.	9,200	618,190
IBJ Leasing Co. Ltd.	13,800	361,991
Japan Securities Finance Co. Ltd.	41,400	256,846
Ricoh Leasing Co. Ltd.	9,200	312,113
Tokyo Century Corp.	18,480	1,051,250

Security	Shares	Value
Zenkoku Hosho Co. Ltd.	23,000	$1,018,462

		4,044,946
ELECTRIC UTILITIES — 0.62%
Hokkaido Electric Power Co. Inc.	82,800	496,622
Hokuriku Electric Power Co.[a]	73,600	574,563
Okinawa Electric Power Co. Inc. (The)	14,430	392,580
Shikoku Electric Power Co. Inc.	78,200	884,564

		2,348,329
ELECTRICAL EQUIPMENT — 1.85%
Chiyoda Integre Co. Ltd.	4,600	107,300
Cosel Co. Ltd.	9,200	143,468
Daihen Corp.	46,000	367,724
Denyo Co. Ltd.	9,200	158,471
FDK Corp.[a,b]	46,000	98,290
Fujikura Ltd.	115,000	849,257
Furukawa Electric Co. Ltd.	32,200	1,774,387
Futaba Corp.	13,800	298,102
GS Yuasa Corp.	138,000	772,091
Idec Corp./Japan	13,800	387,339
Nissin Electric Co. Ltd.	23,000	226,756
Nitto Kogyo Corp.	13,800	243,138
Sanyo Denki Co. Ltd.	4,600	382,381
Sinfonia Technology Co. Ltd.	46,000	162,523
Tatsuta Electric Wire and Cable Co. Ltd.	18,400	125,535
Toyo Tanso Co. Ltd.	4,600	177,396
Ushio Inc.	50,600	704,194

		6,978,352
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.55%
Ai Holdings Corp.	18,400	503,691
Amano Corp.	27,600	774,678
Anritsu Corp.	64,400	860,638
Azbil Corp.	27,600	1,231,208
Canon Electronics Inc.	9,200	223,049
Citizen Watch Co. Ltd.	128,800	992,208
CMK Corp.	18,400	160,885
CONEXIO Corp.	4,600	103,032
Daiwabo Holdings Co. Ltd.	9,200	383,675
Dexerials Corp.	23,000	303,275
Elematec Corp.	4,600	109,110
Enplas Corp.	4,600	168,774
Horiba Ltd.	18,400	1,369,158
Hosiden Corp.	27,600	408,937
Ibiden Co. Ltd.	50,600	825,116

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

February 28, 2018

Security	Shares	Value
Iriso Electronics Co. Ltd.	9,200	$616,466
Japan Aviation Electronics Industry Ltd.	14,000	214,254
Japan Cash Machine Co. Ltd.	9,200	116,051
Japan Display Inc.[a,b]	170,200	371,647
Kaga Electronics Co. Ltd.	9,200	244,431
Koa Corp.	13,800	299,396
Macnica Fuji Electronics Holdings Inc.	13,800	381,907
Maruwa Co. Ltd./Aichi	4,600	382,812
Nichicon Corp.	23,000	287,325
Nippon Ceramic Co. Ltd.	9,200	260,381
Nippon Chemi-Con Corp.	4,600	125,449
Nippon Signal Co. Ltd.	23,000	226,540
Nissha Co. Ltd.[a]	13,800	376,605
Nohmi Bosai Ltd.	9,200	200,287
Oki Electric Industry Co. Ltd.	36,800	509,727
Optex Group Co. Ltd.	4,600	253,053
Osaki Electric Co. Ltd.	9,200	69,579
Riken Keiki Co. Ltd.	4,600	102,902
Ryosan Co. Ltd.	9,400	352,373
Ryoyo Electro Corp.	9,200	165,109
SIIX Corp.[a]	9,200	446,615
SMK Corp.	46,000	203,908
Taiyo Yuden Co. Ltd.	50,600	897,669
Topcon Corp.	46,000	1,035,490
UKC Holdings Corp.	4,600	101,523
V Technology Co. Ltd.	1,900	511,213

		17,170,146
ENERGY EQUIPMENT & SERVICES — 0.14%
Modec Inc.	9,200	232,188
Shinko Plantech Co. Ltd.	18,400	166,058
Toyo Kanetsu KK	4,600	146,788

		545,034
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.91%
Activia Properties Inc.	276	1,220,861
Advance Residence Investment Corp.	598	1,501,375
AEON REIT Investment Corp.	644	691,649
Comforia Residential REIT Inc.	230	507,615
Daiwa Office Investment Corp.	138	799,250
Frontier Real Estate Investment Corp.	230	955,953
Fukuoka REIT Corp.	322	522,358
Global One Real Estate Investment Corp.	92	359,964
GLP J-REIT	1,150	1,214,610

Security	Shares	Value
Hankyu REIT Inc.	230	$284,092
Heiwa Real Estate REIT Inc.	414	395,745
Hoshino Resorts REIT Inc.[a]	92	495,759
Hulic Reit Inc.	414	619,225
Ichigo Office REIT Investment	598	456,745
Industrial & Infrastructure Fund Investment Corp.	552	633,710
Invesco Office J-Reit Inc.	2,944	433,992
Invincible Investment Corp.	1,702	781,575
Japan Excellent Inc.	552	734,586
Japan Hotel REIT Investment Corp.	1,748	1,284,319
Japan Logistics Fund Inc.	368	735,276
Japan Rental Housing Investments Inc.	736	581,461
Kenedix Office Investment Corp.	184	1,165,681
Kenedix Residential Investment Corp.	276	402,470
Kenedix Retail REIT Corp.	230	527,445
LaSalle Logiport REIT	506	533,006
MCUBS MidCity Investment Corp.	690	518,607
Mitsui Fudosan Logistics Park Inc.	92	309,526
Mori Hills REIT Investment Corp.	690	898,187
Mori Trust Hotel Reit Inc.	138	185,716
Mori Trust Sogo REIT Inc.	460	703,547
Nippon Accommodations Fund Inc.	230	1,008,763
NIPPON REIT Investment Corp.	184	572,494
Orix JREIT Inc.	1,150	1,755,635
Premier Investment Corp.	598	638,323
Sekisui House Reit Inc.	414	564,131
Sekisui House Residential Investment Corp.	460	527,229
TOKYU REIT Inc.	414	566,459

		26,087,339
FOOD & STAPLES RETAILING — 3.13%
Ain Holdings Inc.	10,200	684,429
Arcs Co. Ltd.	18,400	436,268
Axial Retailing Inc.	4,600	185,802
Belc Co. Ltd.	4,600	258,226
Cawachi Ltd.	4,600	113,076
Cocokara fine Inc.	9,200	600,084
Cosmos Pharmaceutical Corp.	4,600	874,261
Create SD Holdings Co. Ltd.	13,800	349,963
Daikokutenbussan Co. Ltd.	4,600	225,894
Genky DrugStores Co. Ltd.[b]	3,600	117,745
Heiwado Co. Ltd.	13,800	320,735
Kansai Super Market Ltd.	4,600	48,671
Kato Sangyo Co. Ltd.	9,200	313,406

20	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

February 28, 2018

Security	Shares	Value
Kobe Bussan Co. Ltd.	4,600	$185,802
Kusuri no Aoki Holdings Co. Ltd.[a]	4,900	291,598
Life Corp.	4,600	121,267
Matsumotokiyoshi Holdings Co. Ltd.	36,800	1,558,840
Ministop Co. Ltd.	9,200	188,475
Mitsubishi Shokuhin Co. Ltd.	4,600	138,597
Qol Co. Ltd.	9,200	197,442
San-A Co. Ltd.	9,200	478,516
Shoei Foods Corp.	4,600	177,180
Sogo Medical Co. Ltd.	4,600	271,159
Sugi Holdings Co. Ltd.	18,400	1,013,936
United Super Markets Holdings Inc.	23,000	237,102
Valor Holdings Co. Ltd.	18,400	505,243
Welcia Holdings Co. Ltd.	23,000	1,021,695
Yakuodo Co. Ltd.	4,600	151,099
Yaoko Co. Ltd.	9,200	500,932
Yokohama Reito Co. Ltd.	23,000	238,180

		11,805,623
FOOD PRODUCTS — 4.47%
Ariake Japan Co. Ltd.	9,200	730,275
Chubu Shiryo Co. Ltd.	4,600	87,900
DyDo Group Holdings Inc.	4,600	287,109
Ezaki Glico Co. Ltd.	18,400	901,851
Feed One Co. Ltd.	27,600	64,147
Fuji Oil Holdings Inc.	27,600	822,529
Fujicco Co. Ltd.	9,200	204,253
Fujiya Co. Ltd.	4,600	111,136
Hokuto Corp.	9,200	182,267
House Foods Group Inc.	27,600	931,165
Itoham Yonekyu Holdings Inc.	64,400	546,198
J-Oil Mills Inc.	4,600	159,936
Kagome Co. Ltd.	36,800	1,260,522
Kameda Seika Co. Ltd.	4,600	221,152
Kenko Mayonnaise Co. Ltd.	4,600	156,272
Kewpie Corp.	50,600	1,389,894
KEY Coffee Inc.	9,200	187,009
Kotobuki Spirits Co. Ltd.	9,200	538,007
Marudai Food Co. Ltd.	46,000	219,859
Maruha Nichiro Corp.	18,400	544,904
MEGMILK SNOW BRAND Co. Ltd.	23,000	625,303
Mitsui Sugar Co. Ltd.	9,200	377,208
Morinaga & Co. Ltd./Japan	18,400	843,222
Morinaga Milk Industry Co. Ltd.	18,400	744,932
Nichirei Corp.	50,800	1,302,076

Security	Shares	Value
Nippon Beet Sugar Manufacturing Co. Ltd.	9,200	$203,908
Nippon Flour Mills Co. Ltd.	23,000	356,300
Nippon Suisan Kaisha Ltd.	128,800	667,508
Nisshin OilliO Group Ltd. (The)	9,200	251,242
Prima Meat Packers Ltd.	46,000	278,056
Riken Vitamin Co. Ltd.	4,600	176,749
Rock Field Co. Ltd.	13,800	277,410
Rokko Butter Co. Ltd.	4,600	97,902
S Foods Inc.	4,600	184,724
Sakata Seed Corp.	13,800	481,102
Showa Sangyo Co. Ltd.	9,200	242,189
Warabeya Nichiyo Holdings Co. Ltd.	9,200	220,635

		16,876,851
GAS UTILITIES — 0.30%
K&O Energy Group Inc.	9,200	147,866
Nippon Gas Co. Ltd.	18,400	795,802
Shizuoka Gas Co. Ltd.	23,000	194,639

		1,138,307
HEALTH CARE EQUIPMENT & SUPPLIES — 1.85%
Asahi Intecc Co. Ltd.	37,200	1,324,774
Eiken Chemical Co. Ltd.	9,200	446,615
Fukuda Denshi Co. Ltd.	4,600	341,427
Hogy Medical Co. Ltd.	4,600	352,636
JEOL Ltd.	46,000	383,244
Mani Inc.	9,200	349,187
Menicon Co. Ltd.	9,200	227,187
Nagaileben Co. Ltd.	9,200	248,138
Nakanishi Inc.	9,200	513,003
Nihon Kohden Corp.	36,800	1,038,077
Nikkiso Co. Ltd.	27,600	310,647
Nipro Corp.	64,400	957,203
Paramount Bed Holdings Co. Ltd.	9,200	478,516

		6,970,654
HEALTH CARE PROVIDERS & SERVICES — 1.10%
AS ONE Corp.	4,600	315,562
BML Inc.	9,200	234,861
Japan Lifeline Co. Ltd.	18,400	602,671
Miraca Holdings Inc.	23,000	864,346
NichiiGakkan Co. Ltd.	18,400	200,545
Ship Healthcare Holdings Inc.	18,400	644,056
Solasto Corp.	4,600	122,776
Toho Holdings Co. Ltd.	23,000	545,551
Tokai Corp./Gifu	9,200	226,583

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

February 28, 2018

Security	Shares	Value
Tsukui Corp.	27,600	$229,946
Vital KSK Holdings Inc.	18,400	177,956

		4,164,853
HOTELS, RESTAURANTS & LEISURE — 3.53%
Arcland Service Holdings Co. Ltd.	4,600	98,936
Atom Corp.[a]	41,400	381,390
BRONCO BILLY Co. Ltd.	4,600	152,392
Colowide Co. Ltd.	27,600	640,694
Create Restaurants Holdings Inc.[a]	23,000	258,873
Doutor Nichires Holdings Co. Ltd.	13,800	321,511
Fuji Kyuko Co. Ltd.	9,200	233,567
Fujita Kanko Inc.[a]	4,600	137,088
Hiday Hidaka Corp.	11,459	291,240
Hiramatsu Inc.	13,800	72,683
HIS Co. Ltd.	18,400	686,303
Ichibanya Co. Ltd.	4,600	193,346
Kappa Create Co. Ltd.[a,b]	13,800	169,162
Kisoji Co. Ltd.	9,200	235,205
KNT-CT Holdings Co. Ltd.[b]	4,600	80,960
Komeda Holdings Co. Ltd.	13,800	261,890
Koshidaka Holdings Co. Ltd.	4,600	307,802
Kura Corp.	4,600	279,781
Kyoritsu Maintenance Co. Ltd.	13,880	598,360
Matsuya Foods Co. Ltd.	4,600	170,283
MOS Food Services Inc.	13,800	422,904
Ohsho Food Service Corp.	4,600	221,583
Pepper Food Service Co. Ltd.[a]	9,200	439,717
Plenus Co. Ltd.	9,200	178,215
Resorttrust Inc.	36,800	833,565
Ringer Hut Co. Ltd.	9,200	205,805
Round One Corp.	32,200	535,032
Royal Holdings Co. Ltd.	13,800	377,122
Saizeriya Co. Ltd.	13,800	392,512
Skylark Co. Ltd.	46,000	633,710
St. Marc Holdings Co. Ltd.	9,200	277,194
Sushiro Global Holdings Ltd.	9,200	417,731
Tokyo Dome Corp.	41,400	381,390
Tokyotokeiba Co. Ltd.	9,200	309,526
Toridoll Holdings Corp.	9,200	318,148
Tosho Co. Ltd.	9,200	341,427
WATAMI Co. Ltd.	9,200	114,585
Yoshinoya Holdings Co. Ltd.	27,600	498,949
Zensho Holdings Co. Ltd.	41,400	865,208

		13,335,789

Security	Shares	Value
HOUSEHOLD DURABLES — 1.94%
Alpine Electronics Inc.	18,400	$369,017
Chofu Seisakusho Co. Ltd.	9,200	207,874
Clarion Co. Ltd.	46,000	147,866
Cleanup Corp.	9,200	71,044
Foster Electric Co. Ltd.	9,200	258,140
France Bed Holdings Co. Ltd.	13,800	128,811
Fujitsu General Ltd.	27,600	529,730
Funai Electric Co. Ltd.[a]	9,200	66,561
Haseko Corp.	124,200	1,835,560
JVC Kenwood Corp.	59,800	224,169
Misawa Homes Co. Ltd.	9,200	81,822
Pioneer Corp.[a,b]	147,200	267,624
Pressance Corp.	18,400	291,075
Sangetsu Corp.	23,000	484,335
Starts Corp. Inc.	13,800	365,870
Sumitomo Forestry Co. Ltd.	59,800	1,010,444
Tamron Co. Ltd.	9,200	213,737
Token Corp.	4,620	523,893
Zojirushi Corp.[a]	18,400	230,895

		7,308,467
HOUSEHOLD PRODUCTS — 0.63%
Earth Chemical Co. Ltd.	4,600	227,618
Pigeon Corp.	50,600	2,065,161
S.T. Corp.	4,600	100,661

		2,393,440
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.03%
eRex Co. Ltd.[a]	13,800	104,756

		104,756
INDUSTRIAL CONGLOMERATES — 0.38%
Katakura Industries Co. Ltd.	9,200	121,655
Nisshinbo Holdings Inc.	59,800	915,732
TOKAI Holdings Corp.	36,800	397,642

		1,435,029
INSURANCE — 0.08%
Anicom Holdings Inc.[a]	9,200	308,664

		308,664
INTERNET & DIRECT MARKETING RETAIL — 0.21%
ASKUL Corp.[a]	9,200	334,961
Belluna Co. Ltd.	18,400	223,652
Senshukai Co. Ltd.[b]	13,800	74,364
Yume No Machi Souzou Iinkai Co. Ltd.[a]	9,200	151,228

		784,205

22	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

February 28, 2018

Security	Shares	Value
INTERNET SOFTWARE & SERVICES — 1.03%
Ateam Inc.	4,600	$114,240
COOKPAD Inc.[a]	27,600	155,712
CROOZ Inc.[a]	4,600	92,556
Dip Corp.	13,800	430,664
F@N Communications Inc.	18,400	128,639
GMO Internet Inc.	32,200	585,427
Gree Inc.	50,600	320,088
Gurunavi Inc.	13,800	187,526
Infomart Corp.	41,400	363,931
Internet Initiative Japan Inc.	13,800	316,855
Istyle Inc.	18,400	281,591
SMS Co. Ltd.	13,800	572,925
UNITED Inc./Japan	4,600	147,435
ZIGExN Co. Ltd.[b]	18,400	201,580

		3,899,169
IT SERVICES — 2.24%
Digital Garage Inc.	18,400	553,526
DTS Corp.	9,200	333,237
Future Corp.	4,600	52,464
GMO Payment Gateway Inc.[a]	9,274	779,605
Hearts United Group Co. Ltd.	4,600	69,751
Ines Corp.	13,800	139,546
Infocom Corp.	4,600	94,539
Information Services International-Dentsu Ltd.	4,600	116,439
Itochu Techno-Solutions Corp.	23,000	947,332
Kanematsu Electronics Ltd.	9,200	291,851
NEC Networks & System Integration Corp.	9,200	241,844
NET One Systems Co. Ltd.	36,800	571,460
Nihon Unisys Ltd.	32,200	674,448
NS Solutions Corp.	18,400	493,173
SCSK Corp.	23,056	950,718
TIS Inc.	36,848	1,370,944
TKC Corp.	9,200	403,936
Transcosmos Inc.	13,800	376,475

		8,461,288
LEISURE PRODUCTS — 0.53%
Fields Corp.[a]	9,200	99,583
Heiwa Corp.	23,016	499,771
Mars Engineering Corp.	4,600	105,834
Mizuno Corp.	9,200	273,746
Tomy Co. Ltd.	36,800	391,779
Universal Entertainment Corp.[a]	9,200	462,996

Security	Shares	Value
Yonex Co. Ltd.[a]	27,600	$169,420

		2,003,129
LIFE SCIENCES TOOLS & SERVICES — 0.09%
EPS Holdings Inc.	13,800	290,213
Linical Co. Ltd.[a]	4,600	63,199

		353,412
MACHINERY — 6.87%
Aichi Corp.	13,800	96,608
Aida Engineering Ltd.	23,000	320,304
Anest Iwata Corp.	18,400	197,442
Asahi Diamond Industrial Co. Ltd.	23,000	279,996
Bando Chemical Industries Ltd.	18,400	205,891
CKD Corp.	23,000	586,505
Daiwa Industries Ltd.	13,800	158,945
DMG Mori Co. Ltd.	46,000	939,787
Ebara Corp.	46,000	1,724,380
Fuji Machine Manufacturing Co. Ltd.	32,200	661,171
Fujitec Co. Ltd.	23,000	308,017
Fukushima Industries Corp.	4,600	204,770
Furukawa Co. Ltd.	13,800	288,144
Giken Ltd.	4,600	127,733
Glory Ltd.	27,600	1,046,268
Harmonic Drive Systems Inc.	13,800	848,395
Hirata Corp.	4,600	455,236
Hitachi Zosen Corp.	73,600	373,846
Iseki & Co. Ltd.	9,200	189,854
Japan Steel Works Ltd. (The)	27,600	858,741
Kato Works Co. Ltd.	4,600	115,749
Kitz Corp.	36,800	302,111
Komori Corp.	23,000	305,862
Kyokuto Kaihatsu Kogyo Co. Ltd.	13,800	218,565
Makino Milling Machine Co. Ltd.	46,000	471,187
Max Co. Ltd.	9,200	128,811
Meidensha Corp.	92,000	349,187
METAWATER Co. Ltd.	4,600	138,597
Mitsubishi Logisnext Co. Ltd.	13,800	124,673
Mitsuboshi Belting Ltd.	7,000	78,525
Mitsui Engineering & Shipbuilding Co. Ltd.	32,200	585,729
Miura Co. Ltd.	41,400	1,169,776
Morita Holdings Corp.	13,800	262,408
Nachi-Fujikoshi Corp.	92,000	581,116
Namura Shipbuilding Co. Ltd.	23,000	139,675
Nippon Sharyo Ltd.[b]	46,000	131,484
Nippon Thompson Co. Ltd.	27,600	223,480

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

February 28, 2018

Security	Shares	Value
Nissei ASB Machine Co. Ltd.	4,600	$350,911
Nitta Corp.	9,200	356,085
Nitto Kohki Co. Ltd.	4,600	129,544
Nittoku Engineering Co. Ltd.	4,600	190,113
Noritake Co. Ltd./Nagoya Japan	4,600	234,516
NTN Corp.	184,000	813,907
Obara Group Inc.	4,600	292,714
Oiles Corp.	9,296	204,119
OKUMA Corp.	9,200	588,014
OSG Corp.	36,800	874,261
Ryobi Ltd.	9,200	252,967
Shibuya Corp.	9,200	375,053
Shima Seiki Manufacturing Ltd.	9,200	618,190
Shinmaywa Industries Ltd.	36,800	321,769
Sintokogio Ltd.	18,400	218,307
Sodick Co. Ltd.	18,400	259,174
Star Micronics Co. Ltd.	18,400	381,605
Tadano Ltd.	46,000	729,413
Takeuchi Manufacturing Co. Ltd.	13,800	334,573
Takuma Co. Ltd.	36,800	443,855
Teikoku Sen-I Co. Ltd.	9,200	172,783
Tocalo Co. Ltd.	19,200	264,145
Toshiba Machine Co. Ltd.	46,000	332,805
Tsubaki Nakashima Co. Ltd.	13,800	404,152
Tsubakimoto Chain Co.	46,000	393,590
Tsugami Corp.	21,000	288,712
Tsukishima Kikai Co. Ltd.	13,800	198,519
Tsurumi Manufacturing Co. Ltd.	9,200	171,490
Union Tool Co.	4,600	164,032
YAMABIKO Corp.	13,800	216,237
Yushin Precision Equipment Co. Ltd.	4,600	158,212

		25,932,735
MARINE — 0.35%
Iino Kaiun Kaisha Ltd.	41,400	218,048
Kawasaki Kisen Kaisha Ltd.[a,b]	41,400	1,005,659
NS United Kaiun Kaisha Ltd.	4,600	99,195

		1,322,902
MEDIA — 1.93%
Amuse Inc.	4,600	170,283
Avex Inc.	13,800	211,193
CyberAgent Inc.	46,000	1,993,815
D.A. Consortium Holdings Inc.	9,200	218,220
Daiichikosho Co. Ltd.	18,400	982,897
Kadokawa Dwango[b]	23,008	261,550
Lifull Co. Ltd.	23,000	222,876

Security	Shares	Value
Macromill Inc.[a]	9,200	$259,088
Septeni Holdings Co. Ltd.[a]	46,000	187,526
Shochiku Co. Ltd.	4,600	648,367
SKY Perfect JSAT Holdings Inc.	59,800	270,685
Toei Animation Co. Ltd.	1,600	152,345
Toei Co. Ltd.	4,600	490,586
Tokyo Broadcasting System Holdings Inc.	18,400	416,783
TV Asahi Holdings Corp.	9,200	188,044
Vector Inc.[b]	13,800	294,869
Zenrin Co. Ltd.	9,200	299,180

		7,268,307
METALS & MINING — 2.25%
Aichi Steel Corp.	4,600	199,166
Asahi Holdings Inc.	13,800	260,856
Daido Steel Co. Ltd.	13,800	752,692
Dowa Holdings Co. Ltd.	23,200	864,252
Godo Steel Ltd.	4,600	89,754
Kyoei Steel Ltd.[a]	9,200	147,866
Mitsubishi Steel Manufacturing Co. Ltd.	4,600	112,430
Mitsui Mining & Smelting Co. Ltd.	27,600	1,394,162
Nakayama Steel Works Ltd.	4,600	30,737
Neturen Co. Ltd.	13,800	139,416
Nippon Denko Co. Ltd.	50,600	181,146
Nippon Light Metal Holdings Co. Ltd.	262,200	715,057
Nisshin Steel Co. Ltd.	23,000	308,449
Nittetsu Mining Co. Ltd.	4,600	309,957
Osaka Steel Co. Ltd.	4,600	93,763
OSAKA Titanium Technologies Co. Ltd.	9,200	227,704
Pacific Metals Co. Ltd.[b]	4,600	143,339
Sanyo Special Steel Co. Ltd.	9,200	204,253
Toho Titanium Co. Ltd.	13,800	187,656
Toho Zinc Co. Ltd.	4,600	245,724
Tokyo Steel Manufacturing Co. Ltd.	41,400	337,159
Topy Industries Ltd.	9,200	282,367
Toyo Kohan Co. Ltd.	18,400	122,948
UACJ Corp.	13,814	338,667
Yamato Kogyo Co. Ltd.	18,400	541,455
Yodogawa Steel Works Ltd.	9,200	263,399

		8,494,374
MULTILINE RETAIL — 0.94%
Fuji Co. Ltd./Ehime	9,200	193,044
H2O Retailing Corp.	36,835	727,690

24	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

February 28, 2018

Security	Shares	Value
Izumi Co. Ltd.	18,400	$1,210,515
Kintetsu Department Store Co. Ltd.[b]	4,600	167,481
Matsuya Co. Ltd.	13,800	199,942
Parco Co. Ltd.	9,200	129,070
Seria Co. Ltd.	18,400	924,268

		3,552,010
OIL, GAS & CONSUMABLE FUELS — 0.49%
Cosmo Energy Holdings Co. Ltd.	27,600	975,137
ITOCHU Enex Co. Ltd.	23,000	221,367
Japan Petroleum Exploration Co. Ltd.	13,800	327,201
San-Ai Oil Co. Ltd.	23,000	321,166

		1,844,871
PAPER & FOREST PRODUCTS — 0.57%
Daiken Corp.	9,200	235,378
Daio Paper Corp.[a]	32,200	445,407
Hokuetsu Kishu Paper Co. Ltd.	55,200	358,499
Nippon Paper Industries Co. Ltd.	46,000	909,611
Tokushu Tokai Paper Co. Ltd.	4,600	181,922

		2,130,817
PERSONAL PRODUCTS — 1.38%
Ci:z Holdings Co. Ltd.	13,800	800,544
Euglena Co. Ltd.[a,b]	32,200	298,145
Fancl Corp.	18,400	663,886
Kobayashi Pharmaceutical Co. Ltd.	23,000	1,506,677
Mandom Corp.	18,400	650,954
Milbon Co. Ltd.	9,200	386,261
Noevir Holdings Co. Ltd.	9,200	688,890
YA-MAN Ltd.[a]	13,800	229,688

		5,225,045
PHARMACEUTICALS — 2.28%
ASKA Pharmaceutical Co. Ltd.	9,200	184,509
JCR Pharmaceuticals Co. Ltd.	4,600	235,809
Kaken Pharmaceutical Co. Ltd.	13,800	783,731
Kissei Pharmaceutical Co. Ltd.	13,800	377,639
KYORIN Holdings Inc.	18,400	356,602
Mochida Pharmaceutical Co. Ltd.	4,600	331,943
Nichi-Iko Pharmaceutical Co. Ltd.[a]	18,450	290,137
Nippon Shinyaku Co. Ltd.	23,000	1,297,596
Rohto Pharmaceutical Co. Ltd.	46,000	1,290,699
Sawai Pharmaceutical Co. Ltd.	13,800	642,116
Seikagaku Corp.	18,400	363,499
Sosei Group Corp.[a,b]	9,200	833,738
Torii Pharmaceutical Co. Ltd.	4,600	126,871
Towa Pharmaceutical Co. Ltd.	4,600	299,611

Security	Shares	Value
Tsumura & Co.	27,600	$928,579
ZERIA Pharmaceutical Co. Ltd.	13,800	271,073

		8,614,152
PROFESSIONAL SERVICES — 1.97%
Benefit One Inc.[a]	18,400	474,549
en-japan Inc.	9,200	525,074
FULLCAST Holdings Co. Ltd.	9,200	221,497
Funai Soken Holdings Inc.[a]	13,800	284,135
JAC Recruitment Co. Ltd.[a]	4,600	97,859
Link And Motivation Inc.	13,800	142,649
Meitec Corp.	9,400	534,727
Nihon M&A Center Inc.	32,200	2,100,295
Nomura Co. Ltd.	18,400	369,017
Outsourcing Inc.[a]	32,200	623,148
Pasona Group Inc.	9,200	201,408
Tanseisha Co. Ltd.	18,400	185,371
TechnoPro Holdings Inc.	13,800	825,116
Trust Tech Inc.	4,600	140,752
UT Group Co. Ltd.[b]	13,800	492,095
Yumeshin Holdings Co. Ltd.	18,400	219,341

		7,437,033
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.95%
Ardepro Co. Ltd.[a]	69,000	55,611
Daibiru Corp.	23,000	285,816
Daikyo Inc.	13,800	294,740
Goldcrest Co. Ltd.	9,200	194,941
Heiwa Real Estate Co. Ltd.	18,400	346,945
Ichigo Inc.	105,800	438,251
Investors Cloud Co. Ltd.	9,200	182,181
Japan Asset Marketing Co. Ltd.[b]	59,800	72,855
Kenedix Inc.	115,000	735,017
Leopalace21 Corp.	115,000	910,688
NTT Urban Development Corp.	55,200	687,511
Open House Co. Ltd.	13,800	834,169
Relo Group Inc.	50,600	1,429,727
Sun Frontier Fudousan Co. Ltd.	9,200	105,015
Takara Leben Co. Ltd.	36,800	164,161
TOC Co. Ltd.	27,600	222,704
Tosei Corp.	13,800	172,395
Unizo Holdings Co. Ltd.	9,200	243,310

		7,376,037
ROAD & RAIL — 2.15%
Fukuyama Transporting Co. Ltd.	13,800	603,964
Hamakyorex Co. Ltd.	4,600	154,332

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

February 28, 2018

Security	Shares	Value
Hitachi Transport System Ltd.	23,000	$571,848
Nankai Electric Railway Co. Ltd.	46,000	1,176,458
Nikkon Holdings Co. Ltd.	27,600	711,048
Nishi-Nippon Railroad Co. Ltd.	27,600	737,949
Sakai Moving Service Co. Ltd.[a]	4,600	245,293
Sankyu Inc.	23,200	1,130,594
Seino Holdings Co. Ltd.	69,000	1,184,003
Senko Group Holdings Co. Ltd.	46,000	328,494
Sotetsu Holdings Inc.	36,800	978,758
Trancom Co. Ltd.	4,600	306,078

		8,128,819
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.23%
Advantest Corp.	73,600	1,563,668
Ferrotec Holdings Corp.	13,800	349,316
Japan Material Co. Ltd.	27,600	385,658
Lasertec Corp.	18,400	764,763
Megachips Corp.	9,200	317,717
Micronics Japan Co. Ltd.[a]	13,800	138,381
Mimasu Semiconductor Industry Co. Ltd.	4,600	87,986
Mitsui High-Tec Inc.[a]	9,200	178,560
Sanken Electric Co. Ltd.	46,000	357,809
SCREEN Holdings Co. Ltd.	18,400	1,731,278
Shindengen Electric Manufacturing Co. Ltd.	4,600	364,275
Shinko Electric Industries Co. Ltd.	32,200	261,632
Tokyo Seimitsu Co. Ltd.	18,400	769,936
Ulvac Inc.	18,400	1,143,264

		8,414,243
SOFTWARE — 1.68%
Broadleaf Co. Ltd.	18,400	207,788
Capcom Co. Ltd.	18,400	744,932
COLOPL Inc.[a]	23,000	212,961
Digital Arts Inc.	4,600	168,127
Fuji Soft Inc.	9,200	348,325
Fukui Computer Holdings Inc.	4,600	104,411
GungHo Online Entertainment Inc.	174,800	615,949
Gunosy Inc.[a,b]	4,600	115,318
Justsystems Corp.	13,800	303,663
KLab Inc.[a]	13,800	213,133
Koei Tecmo Holdings Co. Ltd.	18,440	382,089
Marvelous Inc.[a]	13,800	120,017
Miroku Jyoho Service Co. Ltd.	9,200	279,350
MTI Ltd.	13,800	79,925

Security	Shares	Value
NSD Co. Ltd.	18,400	$384,020
OBIC Business Consultants Co. Ltd.	4,600	272,452
Square Enix Holdings Co. Ltd.	37,000	1,588,117
Systena Corp.	4,600	198,304

		6,338,881
SPECIALTY RETAIL — 2.91%
Adastria Co. Ltd.	9,200	200,545
Alpen Co. Ltd.	9,200	211,150
AOKI Holdings Inc.	18,400	296,249
Aoyama Trading Co. Ltd.	23,000	960,264
Arcland Sakamoto Co. Ltd.	9,200	152,004
Asahi Co. Ltd.	9,200	114,068
Autobacs Seven Co. Ltd.	32,200	629,485
Bic Camera Inc.	41,400	625,821
Chiyoda Co. Ltd.	9,200	236,757
DCM Holdings Co. Ltd.	46,000	454,805
EDION Corp.[a]	32,200	391,693
Geo Holdings Corp.	13,800	253,355
IDOM Inc.	27,600	185,198
JINS Inc.[a]	5,600	272,377
Joshin Denki Co. Ltd.	4,900	177,255
Joyful Honda Co. Ltd.	13,800	472,049
K’s Holdings Corp.	36,800	1,028,420
Keiyo Co. Ltd.	13,800	79,278
Kohnan Shoji Co. Ltd.	13,800	325,520
Komeri Co. Ltd.	13,800	399,625
Laox Co. Ltd.[b]	13,800	69,320
LIXIL VIVA Corp.	9,400	190,017
Nishimatsuya Chain Co. Ltd.	23,000	274,608
Nojima Corp.	13,800	326,425
PAL GROUP Holdings Co. Ltd.	4,600	130,191
PC Depot Corp.	13,840	102,466
Sac’s Bar Holdings Inc.	9,200	104,153
Sanrio Co. Ltd.[a]	23,000	417,085
Shimachu Co. Ltd.	18,400	613,017
T-Gaia Corp.	9,200	265,124
United Arrows Ltd.	9,200	377,639
VT Holdings Co. Ltd.	36,800	198,649
Xebio Holdings Co. Ltd.	9,200	187,613
Yellow Hat Ltd.	9,200	275,901

		10,998,126
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.59%
Eizo Corp.	9,200	444,028
Elecom Co. Ltd.	4,600	103,851

26	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

February 28, 2018

Security	Shares	Value
Maxell Holdings Ltd.	18,400	$376,087
MCJ Co. Ltd.	13,800	185,974
Melco Holdings Inc.	4,600	157,134
Riso Kagaku Corp.	9,200	197,614
Roland DG Corp.	4,600	119,155
Toshiba TEC Corp.	46,000	288,403
Wacom Co. Ltd.	64,400	342,203

		2,214,449
TEXTILES, APPAREL & LUXURY GOODS — 1.16%
Descente Ltd.	18,400	291,765
Fujibo Holdings Inc.	4,600	185,155
Goldwin Inc.	1,800	205,970
Gunze Ltd.	9,200	515,590
Japan Wool Textile Co. Ltd. (The)	32,200	332,848
Kurabo Industries Ltd.	92,000	306,940
Onward Holdings Co. Ltd.	46,000	394,021
Seiko Holdings Corp.	9,200	253,570
Seiren Co. Ltd.	23,000	452,003
TSI Holdings Co. Ltd.	32,200	232,964
Tsutsumi Jewelry Co. Ltd.	4,600	92,729
Unitika Ltd.[b]	27,600	183,129
Wacoal Holdings Corp.	23,000	685,441
Yondoshi Holdings Inc.	9,200	233,309

		4,365,434
TRADING COMPANIES & DISTRIBUTORS — 2.40%
Hanwa Co. Ltd.	18,400	839,773
Inaba Denki Sangyo Co. Ltd.	9,400	436,502
Inabata & Co. Ltd.	18,400	279,350
Iwatani Corp.	18,400	705,272
Japan Pulp & Paper Co. Ltd.	4,600	189,897
Kamei Corp.	9,200	138,899
Kanamoto Co. Ltd.	13,800	437,777
Kanematsu Corp.	36,800	501,450
MonotaRO Co. Ltd.[a]	27,600	891,073
Nagase & Co. Ltd.	50,600	884,866
Nippon Steel & Sumikin Bussan Corp.	4,744	271,645
Nishio Rent All Co. Ltd.	9,200	294,007
Sojitz Corp.	565,800	1,866,469
Trusco Nakayama Corp.	18,400	483,171
Wakita & Co. Ltd.	18,400	223,480
Yamazen Corp.	27,600	307,543
Yuasa Trading Co. Ltd.	9,200	322,459

		9,073,633

Security	Shares	Value
TRANSPORTATION INFRASTRUCTURE — 0.29%
Mitsubishi Logistics Corp.	23,000	$543,180
Nissin Corp.	9,200	238,568
Sumitomo Warehouse Co. Ltd. (The)	46,000	322,890

		1,104,638

TOTAL COMMON STOCKS
(Cost: $357,454,828)		376,936,086

SHORT-TERM INVESTMENTS — 4.55%

MONEY MARKET FUNDS — 4.55%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.58%[c,d,e]	16,637,910	16,639,573
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[c,d]	535,449	535,449

		17,175,022

TOTAL SHORT-TERM INVESTMENTS
(Cost: $17,175,269)		17,175,022

TOTAL INVESTMENTS IN SECURITIES — 104.39%
(Cost: $374,630,097)		394,111,108
Other Assets, Less Liabilities — (4.39)%		(16,574,161)

NET ASSETS — 100.00%		$377,536,947

[a]	All or a portion of this security is on loan.
[b]	Non-income producing security.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

February 28, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased		Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	9,394,924	7,242,986	[b]	—	16,637,910	$16,639,573	$183,071	[c]	$(954)	$(1,475)
BlackRock Cash Funds: Treasury, SL Agency Shares	78,081	457,368	[b]	—	535,449	535,449	1,518		—	—

						$17,175,022	$184,589		$(954)	$(1,475)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Futures Contracts (Note 5)

Futures contracts outstanding as of February 28, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts
TOPIX Index	6	Mar 2018	$994	$(31,473)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$376,936,086	$—	$—	$376,936,086
Money market funds	17,175,022	—	—	17,175,022

Total	$394,111,108	$—	$—	$394,111,108

Derivative financial instruments[a]
Liabilities
Futures contracts	$(31,473)	$—	$—	$(31,473)

Total	$(31,473)	$—	$—	$(31,473)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

28	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI MALAYSIA ETF

February 28, 2018

Security	Shares	Value
COMMON STOCKS — 99.83%

AIRLINES — 1.23%
AirAsia Bhd	7,059,300	$7,893,728

		7,893,728
AUTOMOBILES — 0.57%
UMW Holdings Bhd[a]	2,193,600	3,640,133

		3,640,133
BANKS — 33.23%
Alliance Bank Malaysia Bhd	4,733,600	4,978,921
AMMB Holdings Bhd[b]	7,781,837	8,224,867
CIMB Group Holdings Bhd	21,642,512	39,726,746
Hong Leong Bank Bhd	3,052,640	15,602,209
Hong Leong Financial Group Bhd	1,077,300	5,253,110
Malayan Banking Bhd	20,238,981	54,046,398
Public Bank Bhd	13,666,480	80,247,393
RHB Bank Bhd	3,772,702	5,181,807
RHB Bank Bhd New[a,c]	1,621,200	4

		213,261,455
CHEMICALS — 3.63%
Petronas Chemicals Group Bhd	11,265,700	23,267,683

		23,267,683
CONSTRUCTION & ENGINEERING — 3.07%
Gamuda Bhd	8,067,600	10,215,802
IJM Corp. Bhd	13,625,880	9,461,933

		19,677,735
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.24%
Telekom Malaysia Bhd	5,292,000	7,971,100

		7,971,100
ELECTRIC UTILITIES — 9.97%
Tenaga Nasional Bhd	15,957,812	63,961,616

		63,961,616
ENERGY EQUIPMENT & SERVICES — 2.02%
Dialog Group Bhd	14,565,154	9,853,882
Sapura Energy Bhd[b]	18,282,800	3,127,260

		12,981,142
FOOD PRODUCTS — 10.50%
Felda Global Ventures Holdings Bhd	6,858,700	3,396,956
Genting Plantations Bhd	1,135,800	2,928,665
IOI Corp. Bhd	10,323,830	12,361,185
Kuala Lumpur Kepong Bhd	2,254,900	14,414,781
Nestle Malaysia Bhd	275,200	9,000,031
PPB Group Bhd	2,225,866	10,058,164

Security	Shares	Value
Sime Darby Plantation Bhd[a]	11,173,155	$15,260,755

		67,420,537
GAS UTILITIES — 2.28%
Petronas Gas Bhd	3,250,900	14,623,655

		14,623,655
HEALTH CARE EQUIPMENT & SUPPLIES — 1.44%
Hartalega Holdings Bhd	3,106,100	9,261,999

		9,261,999
HEALTH CARE PROVIDERS & SERVICES — 2.27%
IHH Healthcare Bhd	9,668,700	14,588,210

		14,588,210
HOTELS, RESTAURANTS & LEISURE — 6.74%
Genting Bhd	10,848,300	24,510,456
Genting Malaysia Bhd[b]	13,936,700	18,750,679

		43,261,135
INDUSTRIAL CONGLOMERATES — 2.34%
HAP Seng Consolidated Bhd[b]	2,921,700	7,123,369
Sime Darby Bhd	11,173,155	7,872,838

		14,996,207
MARINE — 1.71%
MISC Bhd	6,285,920	11,008,785

		11,008,785
MEDIA — 0.71%
Astro Malaysia Holdings Bhd	7,342,300	4,536,218

		4,536,218
METALS & MINING — 1.42%
Press Metal Aluminium Holdings Bhd	6,170,400	9,136,666

		9,136,666
MULTI-UTILITIES — 1.60%
YTL Corp. Bhd	20,485,862	7,478,882
YTL Power International Bhd	9,610,556	2,772,512

		10,251,394
OIL, GAS & CONSUMABLE FUELS — 1.20%
Petronas Dagangan Bhd	1,165,800	7,678,744

		7,678,744
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.15%
IOI Properties Group Bhd	7,753,825	3,662,133
Sime Darby Property Bhd[a]	11,173,155	4,021,994
SP Setia Bhd Group	7,047,000	6,098,884

		13,783,011

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI MALAYSIA ETF

February 28, 2018

Security	Shares	Value
TOBACCO — 0.76%
British American Tobacco Malaysia Bhd[b]	670,100	$4,858,524

		4,858,524
TRANSPORTATION INFRASTRUCTURE — 2.05%
Malaysia Airports Holdings Bhd	3,894,200	8,649,359
Westports Holdings Bhd	4,802,000	4,511,453

		13,160,812
WIRELESS TELECOMMUNICATION SERVICES — 7.70%
Axiata Group Bhd	12,741,400	17,565,371
DiGi.Com Bhd[b]	14,598,500	18,038,484
Maxis Bhd	9,165,800	13,829,430

		49,433,285

TOTAL COMMON STOCKS
(Cost: $450,382,727)		640,653,774

SHORT-TERM INVESTMENTS — 2.29%

MONEY MARKET FUNDS — 2.29%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.58%[d,e,f]	14,432,237	14,433,680
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[d,e]	283,679	283,679

		14,717,359

TOTAL SHORT-TERM INVESTMENTS
(Cost: $14,717,067)		14,717,359

Value
TOTAL INVESTMENTS IN SECURITIES — 102.12%	$655,371,133
(Cost: $465,099,794)
Other Assets, Less Liabilities — (2.12)%	(13,604,751)

NET ASSETS — 100.00%	$641,766,382

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[d]	Affiliate of the Fund.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased		Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	12,721,787	1,710,450	[b]	—	14,432,237	$14,433,680	$203,045	[c]	$(2,811)	$(2,343)
BlackRock Cash Funds: Treasury, SL Agency Shares	290,485	—		(6,806)[b]	283,679	283,679	4,802		—	—

						$14,717,359	$207,847		$(2,811)	$(2,343)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

30	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI MALAYSIA ETF

February 28, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$640,653,770	$—	$4	$640,653,774
Money market funds	14,717,359	—	—	14,717,359

Total	$655,371,129	$—	$4	$655,371,133

See notes to financial statements.

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited)

iSHARES® MSCI PACIFIC ex JAPAN ETF

February 28, 2018

Security	Shares	Value
COMMON STOCKS — 99.32%

AUSTRALIA — 56.77%
AGL Energy Ltd.	1,193,105	$20,323,837
Alumina Ltd.	4,459,582	7,749,540
Amcor Ltd./Australia	2,108,784	22,841,456
AMP Ltd.	5,338,154	22,005,116
APA Group	2,012,833	12,548,003
APA Group New[a]	119,304	743,741
Aristocrat Leisure Ltd.	989,189	19,000,852
ASX Ltd.	353,389	16,079,346
Aurizon Holdings Ltd.	3,670,101	13,069,865
AusNet Services	3,179,318	4,211,723
Australia & New Zealand Banking Group Ltd.	5,357,202	121,272,140
Bank of Queensland Ltd.	711,403	7,001,578
Bendigo & Adelaide Bank Ltd.	870,907	7,695,941
BGP Holdings PLC[a,b]	27,004,595	329
BHP Billiton Ltd.	5,846,685	138,958,916
BlueScope Steel Ltd.	1,020,857	12,990,563
Boral Ltd.	2,141,199	13,031,216
Brambles Ltd.	2,893,282	21,644,068
Caltex Australia Ltd.	474,834	13,013,408
Challenger Ltd./Australia	1,057,473	10,382,853
CIMIC Group Ltd.	177,735	6,481,801
Coca-Cola Amatil Ltd.	986,882	6,690,543
Cochlear Ltd.	105,096	15,060,688
Commonwealth Bank of Australia	3,187,345	189,732,822
Computershare Ltd.	846,033	11,761,400
Crown Resorts Ltd.	693,870	7,299,427
CSL Ltd.	823,571	104,717,253
Dexus	1,857,213	13,459,271
Domino’s Pizza Enterprises Ltd.[c]	111,268	3,415,334
Flight Centre Travel Group Ltd.[c]	102,401	4,611,410
Fortescue Metals Group Ltd.	2,843,653	11,168,221
Goodman Group	3,286,250	21,024,256
GPT Group (The)	3,290,191	12,204,077
Harvey Norman Holdings Ltd.	999,984	3,124,743
Healthscope Ltd.	3,173,375	4,673,692
Incitec Pivot Ltd.	3,077,392	9,112,621
Insurance Australia Group Ltd.	4,307,255	27,522,718
James Hardie Industries PLC	804,808	14,330,303
LendLease Group	1,007,384	14,012,323
Macquarie Group Ltd.	589,265	47,594,507
Medibank Pvt Ltd.	5,031,604	12,429,183
Mirvac Group	6,784,333	11,207,788

Security	Shares	Value
National Australia Bank Ltd.	4,896,848	$115,162,939
Newcrest Mining Ltd.	1,396,035	23,117,035
Oil Search Ltd.	2,480,246	14,592,127
Orica Ltd.	686,276	9,973,659
Origin Energy Ltd.[a]	3,191,664	22,508,296
QBE Insurance Group Ltd.	2,480,356	19,695,413
Ramsay Health Care Ltd.	258,441	12,868,833
REA Group Ltd.	95,004	5,699,714
Rio Tinto Ltd.	751,234	47,510,998
Santos Ltd.[a]	3,421,337	13,437,030
Scentre Group	9,677,276	28,957,511
Seek Ltd.	602,919	9,495,157
Sonic Healthcare Ltd.	727,328	13,885,876
South32 Ltd.	9,451,278	24,451,500
Stockland	4,412,112	13,890,081
Suncorp Group Ltd.	2,357,041	24,905,984
Sydney Airport	1,994,951	10,244,589
Tabcorp Holdings Ltd.	3,488,630	12,559,541
Telstra Corp. Ltd.	7,578,272	19,782,988
TPG Telecom Ltd.[c]	677,231	3,224,445
Transurban Group	4,047,849	36,526,642
Treasury Wine Estates Ltd.	1,325,578	18,076,744
Vicinity Centres	5,995,285	11,586,130
Wesfarmers Ltd.	2,065,144	66,510,870
Westfield Corp.	3,594,004	24,533,502
Westpac Banking Corp.	6,189,226	148,402,330
Woodside Petroleum Ltd.	1,703,999	38,746,413
Woolworths Group Ltd.	2,356,502	50,700,367

		1,877,245,586
HONG KONG — 30.03%
AIA Group Ltd.	22,029,814	184,536,607
ASM Pacific Technology Ltd.	554,500	7,971,739
Bank of East Asia Ltd. (The)	2,292,520	10,092,561
BOC Hong Kong Holdings Ltd.	6,708,000	33,945,894
CK Asset Holdings Ltd.	4,694,732	40,616,124
CK Hutchison Holdings Ltd.	4,896,732	61,324,133
CK Infrastructure Holdings Ltd.	1,206,708	10,131,332
CLP Holdings Ltd.	2,981,000	30,132,660
First Pacific Co. Ltd./Hong Kong	3,970,500	2,481,150
Galaxy Entertainment Group Ltd.	4,268,000	37,360,612
Hang Lung Group Ltd.	1,604,000	5,431,868
Hang Lung Properties Ltd.	3,696,736	8,834,034
Hang Seng Bank Ltd.	1,409,200	35,026,057
Henderson Land Development Co. Ltd.	2,180,002	14,207,775

32	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI PACIFIC ex JAPAN ETF

February 28, 2018

Security	Shares	Value
HK Electric Investments & HK Electric Investments Ltd.[c,d]	4,862,000	$4,560,474
HKT Trust & HKT Ltd.	6,837,338	8,737,477
Hong Kong & China Gas Co. Ltd.	15,442,237	30,547,817
Hong Kong Exchanges & Clearing Ltd.	2,129,300	77,277,702
Hongkong Land Holdings Ltd.	2,151,000	14,820,390
Hysan Development Co. Ltd.	1,142,830	6,623,048
Jardine Matheson Holdings Ltd.	393,400	25,630,010
Jardine Strategic Holdings Ltd.	402,700	16,039,541
Kerry Properties Ltd.	1,190,500	5,408,390
Kingston Financial Group Ltd.[c]	7,434,000	4,493,479
Li & Fung Ltd.	10,841,200	5,472,345
Link REIT	4,003,086	34,223,155
Melco Resorts & Entertainment Ltd. ADR	450,303	12,360,817
MGM China Holdings Ltd.	1,735,600	5,112,338
Minth Group Ltd.	1,352,000	7,999,387
MTR Corp. Ltd.	2,774,286	14,712,902
New World Development Co. Ltd.	10,903,921	16,609,553
NWS Holdings Ltd.	2,837,000	5,351,120
PCCW Ltd.	7,691,867	4,383,950
Power Assets Holdings Ltd.	2,522,500	21,452,516
Sands China Ltd.	4,396,800	24,806,553
Shangri-La Asia Ltd.	2,273,000	5,118,048
Sino Land Co. Ltd.	5,720,800	10,117,934
SJM Holdings Ltd.	3,617,000	3,471,262
Sun Hung Kai Properties Ltd.	2,629,000	43,910,176
Swire Pacific Ltd. Class A	909,000	9,200,005
Swire Properties Ltd.	2,137,200	7,305,803
Techtronic Industries Co. Ltd.	2,494,707	15,653,089
WH Group Ltd.[d]	16,031,000	19,871,532
Wharf Holdings Ltd. (The)	2,191,600	8,205,932
Wharf Real Estate Investment Co. Ltd.[a]	2,191,600	14,899,508
Wheelock & Co. Ltd.	1,478,000	10,775,293
Wynn Macau Ltd.	2,884,800	10,137,886
Yue Yuen Industrial Holdings Ltd.	1,345,500	5,760,067

		993,142,045
NEW ZEALAND — 1.39%
Auckland International Airport Ltd.	1,738,007	8,096,528
Fisher & Paykel Healthcare Corp. Ltd.	1,034,550	10,311,412
Fletcher Building Ltd.	1,253,719	5,894,796

Security	Shares	Value
Mercury NZ Ltd.	1,362,018	$3,118,385
Meridian Energy Ltd.	2,340,818	4,733,837
Ryman Healthcare Ltd.	722,639	5,574,170
Spark New Zealand Ltd.	3,335,848	8,083,257

		45,812,385
SINGAPORE — 11.13%
Ascendas REIT	4,553,525	9,121,851
CapitaLand Commercial Trust	4,573,493	5,981,134
CapitaLand Ltd.	4,694,100	12,880,964
CapitaLand Mall Trust	4,524,500	6,908,939
City Developments Ltd.	751,100	7,244,991
ComfortDelGro Corp. Ltd.	3,973,700	6,097,903
DBS Group Holdings Ltd.	3,251,000	70,532,336
Genting Singapore PLC	11,089,300	9,724,147
Golden Agri-Resources Ltd.	12,922,587	3,516,749
Hutchison Port Holdings Trust[c]	9,652,000	3,522,980
Jardine Cycle & Carriage Ltd.	179,300	5,038,047
Keppel Corp. Ltd.	2,659,000	16,120,633
Oversea-Chinese Banking Corp. Ltd.[c]	5,724,224	56,513,108
SATS Ltd.	1,237,600	4,864,890
SembCorp Industries Ltd.	1,857,740	4,493,909
Singapore Airlines Ltd.	978,700	8,204,848
Singapore Exchange Ltd.	1,456,500	8,312,791
Singapore Press Holdings Ltd.[c]	2,689,717	5,286,513
Singapore Technologies Engineering Ltd.	2,866,900	7,390,202
Singapore Telecommunications Ltd.	14,913,828	38,106,164
StarHub Ltd.	1,164,600	2,200,930
Suntec REIT	4,618,100	6,912,226
United Overseas Bank Ltd.	2,424,000	51,105,840
UOL Group Ltd.	925,100	5,958,236
Wilmar International Ltd.	2,959,100	7,225,228
Yangzijiang Shipbuilding Holdings Ltd.	4,332,900	4,945,896

		368,211,455

TOTAL COMMON STOCKS
(Cost: $3,060,317,622)		3,284,411,471

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI PACIFIC ex JAPAN ETF

February 28, 2018

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.81%

MONEY MARKET FUNDS — 0.81%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.58%[e,f,g]	26,237,834	$26,240,458
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[e,f]	480,402	480,402

		26,720,860

TOTAL SHORT-TERM INVESTMENTS
(Cost: $26,720,020)		26,720,860

Value
TOTAL INVESTMENTS IN SECURITIES — 100.13%
(Cost: $3,087,037,642)	$3,311,132,331
Other Assets, Less Liabilities — (0.13)%	(4,140,625)

NET ASSETS — 100.00%	$3,306,991,706

ADR  —  American Depositary Receipts

[a]	Non-income producing security.
[b]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[c]	All or a portion of this security is on loan.
[d]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[e]	Affiliate of the Fund.
[f]	Annualized 7-day yield as of period end.
[g]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased	Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	44,795,138	—	(18,557,304)[b]	26,237,834	$26,240,458	$253,345	[c]	$(6,375)	$(3,615)
BlackRock Cash Funds: Treasury, SL Agency Shares	800,222	—	(319,820)[b]	480,402	480,402	19,161		—	—

					$26,720,860	$272,506		$(6,375)	$(3,615)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

34	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI PACIFIC ex JAPAN ETF

February 28, 2018

Futures Contracts (Note 5)

Futures contracts outstanding as of February 28, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts
ASX SPI 200 Index	122	Mar 2018	$14,263	$173,484
Hang Seng Index	23	Mar 2018	4,516	(42,139)
MSCI Singapore Index	120	Mar 2018	3,634	2,413

Total				$133,758

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$3,284,411,142	$—	$329	$3,284,411,471
Money market funds	26,720,860	—	—	26,720,860

Total	$3,311,132,002	$—	$329	$3,311,132,331

Derivative financial instruments[a]
Assets
Futures contracts	$175,897	$—	$—	$175,897
Liabilities
Futures contracts	(42,139)	—	—	(42,139)

Total	$133,758	$—	$—	$133,758

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited)

iSHARES® MSCI SINGAPORE ETF

February 28, 2018

Security	Shares	Value
COMMON STOCKS — 99.64%

AEROSPACE & DEFENSE — 2.55%
Singapore Technologies Engineering Ltd.	6,889,400	$17,759,273

		17,759,273
AIRLINES — 2.81%
Singapore Airlines Ltd.	2,331,067	19,542,301

		19,542,301
BANKS — 44.61%
DBS Group Holdings Ltd.	5,758,600	124,936,176
Oversea-Chinese Banking Corp. Ltd.[a]	9,908,850	97,826,345
United Overseas Bank Ltd.	4,167,900	87,872,949

		310,635,470
CAPITAL MARKETS — 2.80%
Singapore Exchange Ltd.	3,415,600	19,494,107

		19,494,107
DISTRIBUTORS — 1.88%
Jardine Cycle & Carriage Ltd.	466,244	13,100,722

		13,100,722
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.53%
Singapore Telecommunications Ltd.	12,328,468	31,500,338

		31,500,338
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 9.15%
Ascendas REIT	10,463,681	20,961,375
CapitaLand Commercial Trust	7,213,783	9,434,059
CapitaLand Mall Trust	10,929,800	16,689,871
Suntec REIT	11,122,700	16,648,105

		63,733,410
FOOD PRODUCTS — 4.16%
Golden Agri-Resources Ltd.	37,205,828	10,125,183
Wilmar International Ltd.	7,718,200	18,845,512

		28,970,695
HOTELS, RESTAURANTS & LEISURE — 3.13%
Genting Singapore PLC	24,885,300	21,821,785

		21,821,785
INDUSTRIAL CONGLOMERATES — 6.22%
Keppel Corp. Ltd.	5,180,000	31,404,619
SembCorp Industries Ltd.	4,921,000	11,903,995

		43,308,614

Security	Shares	Value
MACHINERY — 1.80%
Yangzijiang Shipbuilding Holdings Ltd.	10,981,600	$12,535,220

		12,535,220
MEDIA — 1.75%
Singapore Press Holdings Ltd.[a]	6,178,700	12,143,947

		12,143,947
REAL ESTATE MANAGEMENT & DEVELOPMENT — 7.82%
CapitaLand Ltd.	8,236,200	22,600,753
City Developments Ltd.	1,806,900	17,429,069
UOL Group Ltd.	2,238,400	14,416,728

		54,446,550
ROAD & RAIL — 2.17%
ComfortDelGro Corp. Ltd.	9,829,700	15,084,319

		15,084,319
TRANSPORTATION INFRASTRUCTURE — 3.24%
Hutchison Port Holdings Trust	26,792,600	9,779,299
SATS Ltd.	3,258,100	12,807,287

		22,586,586
WIRELESS TELECOMMUNICATION SERVICES — 1.02%
StarHub Ltd.	3,770,900	7,126,469

		7,126,469

TOTAL COMMON STOCKS
(Cost: $650,625,563)		693,789,806

SHORT-TERM INVESTMENTS — 0.99%

MONEY MARKET FUNDS — 0.99%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.58%[b,c,d]	6,786,740	6,787,419
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[b,c]	110,673	110,673

		6,898,092

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,897,433)		6,898,092

36	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SINGAPORE ETF

February 28, 2018

Value
TOTAL INVESTMENTS IN SECURITIES — 100.63%
(Cost: $657,522,996)	$700,687,898
Other Assets, Less Liabilities — (0.63)%	(4,401,170)

NET ASSETS — 100.00%	$696,286,728

[a]	All or a portion of this security is on loan.
[b]	Affiliate of the Fund.
[c]	Annualized 7-day yield as of period end.
[d]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased	Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	17,309,109	—	(10,522,369)[b]	6,786,740	$6,787,419	$23,766	[c]	$2,062	$(3,518)
BlackRock Cash Funds: Treasury, SL Agency Shares	226,142	—	(115,469)[b]	110,673	110,673	4,019		—	—

					$6,898,092	$27,785		$2,062	$(3,518)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Futures Contracts (Note 5)

Futures contracts outstanding as of February 28, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts
MSCI Singapore Index	64	Mar 2018	$1,938	$4,780

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SINGAPORE ETF

February 28, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$693,789,806	$—	$—	$693,789,806
Money market funds	6,898,092	—	—	6,898,092

Total	$700,687,898	$—	$—	$700,687,898

Derivative financial instruments[a]
Assets
Futures contracts	$4,780	$—	$—	$4,780

Total	$4,780	$—	$—	$4,780

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

38	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI TAIWAN ETF

February 28, 2018

Security	Shares	Value
COMMON STOCKS — 99.96%

AIRLINES — 0.50%
China Airlines Ltd.[a]	25,416,761	$10,011,569
Eva Airways Corp.	19,062,278	9,793,775

		19,805,344
AUTO COMPONENTS — 0.60%
Cheng Shin Rubber Industry Co. Ltd.[b]	13,767,670	23,672,725

		23,672,725
BANKS — 10.79%
Chang Hwa Commercial Bank Ltd.	38,124,848	21,938,225
China Development Financial Holding Corp.	95,310,508	34,277,897
CTBC Financial Holding Co. Ltd.	117,549,325	85,961,127
E.Sun Financial Holding Co. Ltd.	62,481,058	41,410,782
First Financial Holding Co. Ltd.	67,776,171	46,429,190
Hua Nan Financial Holdings Co. Ltd.	54,513,746	32,115,786
Mega Financial Holding Co. Ltd.	75,189,271	64,255,529
SinoPac Financial Holdings Co. Ltd.	77,799,397	26,914,213
Taishin Financial Holding Co. Ltd.	67,386,469	32,775,183
Taiwan Business Bank	36,006,697	10,655,679
Taiwan Cooperative Financial Holding Co. Ltd.	55,663,014	32,411,544

		429,145,155
BIOTECHNOLOGY — 0.37%
TaiMed Biologics Inc.[a,b]	2,118,000	14,654,176

		14,654,176
CAPITAL MARKETS — 0.80%
Yuanta Financial Holding Co. Ltd.	70,953,248	31,958,186

		31,958,186
CHEMICALS — 6.64%
Formosa Chemicals & Fibre Corp.	21,180,610	78,714,055
Formosa Plastics Corp.	27,534,518	97,611,708
Nan Ya Plastics Corp.	31,770,938	87,710,010

		264,035,773

Security	Shares	Value
CONSTRUCTION MATERIALS — 1.25%
Asia Cement Corp.	18,003,136	$17,512,598
Taiwan Cement Corp.	25,416,504	32,210,808

		49,723,406
DIVERSIFIED FINANCIAL SERVICES — 2.72%
Chailease Holding Co. Ltd.	8,472,937	28,498,995
Fubon Financial Holding Co. Ltd.	44,478,515	79,525,218

		108,024,213
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.56%
Asia Pacific Telecom Co. Ltd.[a]	20,121,000	6,526,549
Chunghwa Telecom Co. Ltd.	25,416,648	95,327,121

		101,853,670
ELECTRICAL EQUIPMENT — 0.34%
Teco Electric and Machinery Co. Ltd.	14,826,092	13,457,260
Ya Hsin Industrial Co. Ltd.[a,c]	6,845,461	3

		13,457,263
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 14.48%
AU Optronics Corp.[b]	62,481,830	28,035,552
Delta Electronics Inc.	13,154,180	62,627,152
General Interface Solution Holding Ltd.[b]	1,458,000	8,914,148
Hon Hai Precision Industry Co. Ltd.	101,664,003	306,780,109
Innolux Corp.[b]	64,599,873	28,764,650
Largan Precision Co. Ltd.[b]	656,794	83,124,243
Pacific Electric Wire & Cable Co. Ltd.[a,c]	197	—
Synnex Technology International Corp.	10,590,364	14,038,023
WPG Holdings Ltd.[b]	12,708,744	16,323,677
Yageo Corp.	1,586,000	17,953,897
Zhen Ding Technology Holding Ltd.[b]	4,236,072	9,271,463

		575,832,914
FOOD & STAPLES RETAILING — 1.08%
President Chain Store Corp.	4,236,215	42,731,425

		42,731,425
FOOD PRODUCTS — 2.20%
Standard Foods Corp.[b]	4,282,056	10,061,449
Uni-President Enterprises Corp.	32,829,189	77,587,781

		87,649,230

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI TAIWAN ETF

February 28, 2018

Security	Shares	Value
HOUSEHOLD DURABLES — 0.26%
Nien Made Enterprise Co. Ltd.	1,059,000	$10,446,541

		10,446,541
INDUSTRIAL CONGLOMERATES — 0.54%
Far Eastern New Century Corp.	24,357,843	21,650,118

		21,650,118
INSURANCE — 3.64%
Cathay Financial Holding Co. Ltd.	54,009,483	100,820,908
China Life Insurance Co. Ltd./Taiwan	18,542,250	18,672,129
Shin Kong Financial Holding Co. Ltd.[b]	61,422,205	25,351,084

		144,844,121
LEISURE PRODUCTS — 0.28%
Giant Manufacturing Co. Ltd.[b]	2,118,590	11,102,542

		11,102,542
MACHINERY — 1.17%
Airtac International Group	1,059,000	19,405,902
Hiwin Technologies Corp.	2,118,862	27,215,607

		46,621,509
MARINE — 0.25%
Evergreen Marine Corp. Taiwan Ltd.[a]	19,062,364	10,087,634

		10,087,634
METALS & MINING — 1.74%
China Steel Corp.	83,661,977	69,060,425

		69,060,425
OIL, GAS & CONSUMABLE FUELS — 0.96%
Formosa Petrochemical Corp.	9,531,950	38,198,974

		38,198,974
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.53%
Highwealth Construction Corp.[b]	7,413,790	11,211,277
Ruentex Development Co. Ltd.[a,b]	8,876,127	9,774,365

		20,985,642
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 33.21%
Advanced Semiconductor Engineering Inc.	45,537,864	62,000,311
Globalwafers Co. Ltd.	1,604,000	23,404,429
Macronix International[a,b]	12,708,000	18,912,593
MediaTek Inc.	10,262,175	105,801,054
Nanya Technology Corp.	7,413,000	20,515,847
Novatek Microelectronics Corp.	4,236,544	18,356,350

Security	Shares	Value
Phison Electronics Corp.[b]	1,059,698	$10,380,834
Powertech Technology Inc.	5,295,036	16,431,651
Realtek Semiconductor Corp.	3,177,063	12,623,154
Siliconware Precision Industries Co. Ltd.	15,885,834	27,695,671
Taiwan Semiconductor Manufacturing Co. Ltd.	108,018,882	910,162,353
United Microelectronics Corp.[b]	83,661,501	40,547,695
Vanguard International Semiconductor Corp.[b]	7,413,000	15,488,448
Win Semiconductors Corp.[b]	2,478,000	22,789,231
Winbond Electronics Corp.[b]	22,239,000	15,158,367

		1,320,267,988
SPECIALTY RETAIL — 0.59%
Hotai Motor Co. Ltd.[b]	2,118,000	23,613,536

		23,613,536
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 8.74%
Acer Inc.[b]	23,298,737	19,631,413
Advantech Co. Ltd.[b]	2,320,614	17,288,060
Asustek Computer Inc.[b]	4,862,857	46,137,637
Catcher Technology Co. Ltd.	4,613,743	55,942,355
Chicony Electronics Co. Ltd.	5,316,050	13,091,880
Compal Electronics Inc.	30,711,554	21,143,746
Foxconn Technology Co. Ltd.[b]	6,407,499	17,425,816
HTC Corp.[a,b]	5,295,884	11,065,025
Inventec Corp.	20,121,868	16,093,083
Lite-On Technology Corp.[b]	15,938,071	22,928,156
Micro-Star International Co. Ltd.	5,295,000	15,506,585
Pegatron Corp.	13,767,037	35,365,991
Quanta Computer Inc.[b]	19,062,240	38,913,857
Wistron Corp.[b]	20,121,130	16,885,057

		347,418,661
TEXTILES, APPAREL & LUXURY GOODS — 1.71%
Eclat Textile Co. Ltd.[b]	1,451,601	15,512,648
Feng TAY Enterprise Co. Ltd.[b]	3,177,476	15,127,988
Formosa Taffeta Co. Ltd.	7,413,515	8,100,259
Pou Chen Corp.	15,885,103	19,995,463
Ruentex Industries Ltd.[b]	5,295,262	9,304,411

		68,040,769
TRANSPORTATION INFRASTRUCTURE — 0.29%
Taiwan High Speed Rail Corp.	14,655,000	11,369,415

		11,369,415

40	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI TAIWAN ETF

February 28, 2018

Security	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 1.72%
Far EasTone Telecommunications Co. Ltd.	11,649,259	$29,526,645
Taiwan Mobile Co. Ltd.	10,590,609	38,995,409

		68,522,054

TOTAL COMMON STOCKS
(Cost: $1,991,061,356)		3,974,773,409

SHORT-TERM INVESTMENTS — 4.43%

MONEY MARKET FUNDS — 4.43%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.58%[d,e,f]	171,911,012	171,928,203
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[d,e]	4,115,073	4,115,073

		176,043,276

TOTAL SHORT-TERM INVESTMENTS
(Cost: $176,035,241)		176,043,276

Value
TOTAL INVESTMENTS IN SECURITIES — 104.39%
(Cost: $2,167,096,597)	$4,150,816,685
Other Assets, Less Liabilities — (4.39)%	(174,675,997)

NET ASSETS — 100.00%	$3,976,140,688

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[d]	Affiliate of the Fund.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased	Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	176,501,828	—	(4,590,816)[b]	171,911,012	$171,928,203	$1,243,705	[c]	$(8,561)	$(23,710)
BlackRock Cash Funds: Treasury, SL Agency Shares	22,826,941	—	(18,711,868)[b]	4,115,073	4,115,073	45,139		—	—

					$176,043,276	$1,288,844		$(8,561)	$(23,710)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI TAIWAN ETF

February 28, 2018

Futures Contracts (Note 5)

Futures contracts outstanding as of February 28, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts
MSCI Taiwan Index	1	Mar 2018	$40	$(48)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$3,974,773,406	$—	$3	$3,974,773,409
Money market funds	176,043,276	—	—	176,043,276

Total	$4,150,816,682	$—	$3	$4,150,816,685

Derivative financial instruments[a]
Liabilities
Futures contracts	$(48)	$—	$—	$(48)

Total	$(48)	$—	$—	$(48)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

42	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI THAILAND ETF

February 28, 2018

Security	Shares	Value
COMMON STOCKS — 99.72%

AIRLINES — 0.40%
Bangkok Airways PCL NVDR[a]	2,135,100	$1,013,475
Thai Airways International PCL NVDR[b]	1,912,866	920,175

		1,933,650
AUTO COMPONENTS — 0.17%
Sri Trang Agro-Industry PCL NVDR[a]	2,233,245	811,054

		811,054
BANKS — 17.49%
Bangkok Bank PCL Foreign	715,700	5,244,059
Kasikornbank PCL Foreign	3,366,600	24,882,166
Kasikornbank PCL NVDR	1,794,000	13,259,254
Kiatnakin Bank PCL NVDR	1,075,173	2,671,663
Krung Thai Bank PCL NVDR	10,082,000	6,520,057
LH Financial Group PCL NVDR	12,443,119	669,923
Siam Commercial Bank PCL (The) NVDR	4,485,800	21,292,902
Thanachart Capital PCL NVDR	1,705,500	3,029,042
Tisco Financial Group PCL NVDR[a]	924,010	2,605,125
TMB Bank PCL NVDR	37,930,000	3,625,040

		83,799,231
BUILDING PRODUCTS — 0.24%
Dynasty Ceramic PCL NVDR	6,794,640	744,618
Vanachai Group PCL NVDR[a]	1,202,600	417,596

		1,162,214
CHEMICALS — 6.06%
Eastern Polymer Group PCL NVDR[a]	2,843,800	661,349
Global Green Chemicals PCL NVDR[a]	487,500	254,699
Indorama Ventures PCL NVDR	4,411,910	7,589,778
PTT Global Chemical PCL NVDR	6,244,407	19,743,785
Vinythai PCL NVDR	717,900	771,874

		29,021,485
CONSTRUCTION & ENGINEERING — 0.75%
CH Karnchang PCL NVDR[a]	1,233,000	1,001,640
Italian-Thai Development PCL NVDR[a]	5,073,048	546,254
Sino-Thai Engineering & Construction PCL NVDR[a]	2,152,728	1,371,601

Security	Shares	Value
Unique Engineering & Construction PCL NVDR[a]	1,571,300	$680,780

		3,600,275
CONSTRUCTION MATERIALS — 3.81%
Siam Cement PCL (The) Foreign	859,700	13,419,974
Siam Cement PCL (The) NVDR	308,700	4,818,828

		18,238,802
CONSUMER FINANCE — 1.92%
Group Lease PCL[a]	1,220,600	349,965
Krungthai Card PCL NVDR	297,300	2,509,860
Muangthai Leasing PCL NVDR[a]	1,836,000	2,529,691
Ratchthani Leasing PCL NVDR[a]	2,491,800	785,881
Srisawad Corp PCL NVDR[a]	1,536,686	3,010,710

		9,186,107
CONTAINERS & PACKAGING — 0.10%
Polyplex Thailand PCL NVDR[a]	985,000	486,381

		486,381
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.61%
Jasmine International PCL NVDR[a]	6,580,568	1,446,509
Thaicom PCL NVDR[a]	1,336,700	455,645
True Corp. PCL NVDR[b]	28,886,018	5,797,449

		7,699,603
ELECTRICAL EQUIPMENT — 0.17%
Gunkul Engineering PCL NVDR[a]	6,465,268	799,147

		799,147
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.74%
Cal-Comp Electronics Thailand PCL NVDR	5,531,612	384,164
Delta Electronics Thailand PCL NVDR	1,439,244	3,117,827
Hana Microelectronics PCL NVDR	1,626,000	2,136,747
KCE Electronics PCL NVDR	761,100	1,697,260
Samart Corp. PCL NVDR[a]	1,485,137	402,156
SVI PCL NVDR[a]	4,109,015	575,969

		8,314,123
FOOD & STAPLES RETAILING — 7.90%
CP ALL PCL NVDR	14,149,800	37,865,027

		37,865,027
FOOD PRODUCTS — 2.95%
Charoen Pokphand Foods PCL NVDR	8,696,400	6,344,299
GFPT PCL NVDR[a]	1,468,300	612,766
Ichitan Group PCL NVDR[a,b]	1,406,200	403,179

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI THAILAND ETF

February 28, 2018

Security	Shares	Value
Khon Kaen Sugar Industry PCL NVDR[a]	4,612,078	$564,205
Malee Group PCL[a]	342,900	252,341
Taokaenoi Food & Marketing PCL[a]	1,027,100	651,140
Thai Union Group PCL NVDR	5,507,400	3,526,561
Thai Vegetable Oil PCL NVDR	1,147,753	1,151,775
Thaifoods Group PCL NVDR[a]	3,802,400	605,671

		14,111,937
HEALTH CARE PROVIDERS & SERVICES — 3.88%
Bangkok Chain Hospital PCL NVDR	3,521,125	1,783,558
Bangkok Dusit Medical Services PCL NVDR	11,174,600	7,867,431
Bumrungrad Hospital PCL NVDR	1,029,776	6,758,008
Chularat Hospital PCL NVDR[a]	14,601,500	948,935
Vibhavadi Medical Center PCL NVDR	15,352,000	1,242,245

		18,600,177
HOTELS, RESTAURANTS & LEISURE — 1.88%
Erawan Group PCL (The) NVDR[a]	3,557,800	974,740
Minor International PCL NVDR	6,235,410	8,045,049

		9,019,789
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 2.30%
BCPG PCL NVDR[a]	1,743,900	1,277,786
CK Power PCL NVDR[a]	5,378,460	692,226
Electricity Generating PCL NVDR	378,800	2,872,074
Glow Energy PCL NVDR	1,476,900	3,987,489
Inter Far East Energy Corp. NVDR[a,b,c]	3,184,500	1
SPCG PCL NVDR[a]	1,098,600	857,461
Superblock PCL NVDR[a,b]	31,907,550	1,046,982
Thai Solar Energy PCL[a]	2,256,500	283,231

		11,017,250
INDUSTRIAL CONGLOMERATES — 1.37%
Berli Jucker PCL NVDR	3,454,300	6,547,654

		6,547,654
IT SERVICES — 0.05%
Forth Smart Service PCL NVDR[a]	736,000	260,261

		260,261
MARINE — 0.31%
Precious Shipping PCL NVDR[a,b]	1,649,100	735,502
Thoresen Thai Agencies PCL NVDR	2,662,089	759,022

		1,494,524

Security	Shares	Value
MEDIA — 1.30%
BEC World PCL NVDR	2,863,500	$921,356
Major Cineplex Group PCL NVDR	1,268,700	1,071,059
Plan B Media PCL[a]	3,162,000	639,653
RS PCL NVDR[b]	1,330,200	1,398,426
VGI Global Media PCL NVDR	4,980,240	1,070,934
Workpoint Entertainment PCL[a]	431,000	1,108,737

		6,210,165
MULTILINE RETAIL — 0.64%
Robinson PCL NVDR	1,441,500	3,088,273

		3,088,273
OIL, GAS & CONSUMABLE FUELS — 21.36%
Bangchak Corp. PCL NVDR	1,004,200	1,295,639
Banpu PCL NVDR	5,928,900	4,438,648
Energy Absolute PCL NVDR[a]	3,228,200	6,916,102
Energy Earth PCL NVDR[a,c]	4,419,400	1
Esso Thailand PCL NVDR[b]	3,496,400	1,982,667
IRPC PCL NVDR	28,892,000	7,501,427
PTT Exploration & Production PCL NVDR	4,009,284	14,752,224
PTT PCL NVDR	3,023,600	54,711,844
Siamgas & Petrochemicals PCL NVDR[a]	1,083,300	1,069,841
Thai Oil PCL NVDR	2,938,900	9,643,412

		102,311,805
PHARMACEUTICALS — 0.30%
Mega Lifesciences PCL NVDR[a]	1,009,900	1,431,684

		1,431,684
REAL ESTATE MANAGEMENT & DEVELOPMENT — 5.76%
Amata Corp. PCL NVDR	1,518,200	1,221,235
Ananda Development PCL NVDR[a]	4,446,200	715,301
AP Thailand PCL NVDR[a]	2,807,786	751,367
Bangkok Land PCL NVDR	29,177,000	1,635,920
Central Pattana PCL NVDR	3,884,000	10,424,562
Golden Land Property Development PCL NVDR	1,441,900	427,196
LPN Development PCL NVDR	1,682,047	551,930
Origin Property PCL NVDR[a]	1,208,400	827,671
Platinum Group PCL (The) NVDR	2,513,300	700,585
Quality Houses PCL NVDR	12,517,731	1,188,367
Sansiri PCL NVDR	16,260,137	1,004,927
SC Asset Corp. PCL NVDR[a]	4,440,204	531,863
Siam Future Development PCL NVDR[a]	2,556,528	716,707

44	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI THAILAND ETF

February 28, 2018

Security	Shares	Value
Singha Estate PCL NVDR[a,b]	7,011,200	$844,292
Supalai PCL NVDR	1,744,700	1,283,930
TICON Industrial Connection PCL NVDR	1,342,491	752,719
U City PCL NVDR[b]	805,602,000	769,929
Univentures PCL NVDR[a]	1,959,900	574,421
WHA Corp. PCL NVDR	20,256,140	2,658,659

		27,581,581
ROAD & RAIL — 0.92%
BTS Group Holdings PCL NVDR	16,875,400	4,381,475

		4,381,475
SPECIALTY RETAIL — 2.64%
Beauty Community PCL NVDR[a]	5,196,600	3,526,205
Big Camera Corp. PCL NVDR[a]	2,813,800	268,920
Com7 PCL NVDR[a]	1,061,000	652,351
Home Product Center PCL NVDR	11,384,871	5,222,751
PTG Energy PCL NVDR[a]	1,705,800	972,725
Siam Global House PCL NVDR[a]	3,876,903	2,025,524

		12,668,476
TEXTILES, APPAREL & LUXURY GOODS — 0.09%
MC Group PCL NVDR[a]	1,090,400	448,110

		448,110
TRANSPORTATION INFRASTRUCTURE — 6.99%
Airports of Thailand PCL NVDR	12,312,700	27,751,625
Bangkok Aviation Fuel Services PCL NVDR[a]	561,300	697,378
Bangkok Expressway & Metro PCL NVDR	21,611,253	5,025,873

		33,474,876
WATER UTILITIES — 0.67%
Eastern Water Resources Development and Management PCL NVDR	1,502,900	588,903
TTW PCL NVDR[a]	4,031,266	1,708,055
WHA Utilities and Power PCL NVDR[b]	3,948,300	911,920

		3,208,878
WIRELESS TELECOMMUNICATION SERVICES — 3.95%
Advanced Info Service PCL NVDR	3,002,519	18,939,113

		18,939,113

TOTAL COMMON STOCKS
(Cost: $419,268,020)		477,713,127

Security	Shares	Value
RIGHTS — 0.00%

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.00%
U City PCL (Expires 03/07/18) NVDR[b]	590,209,600	$188

		188

TOTAL RIGHTS
(Cost: $0)		188

SHORT-TERM INVESTMENTS — 3.59%

MONEY MARKET FUNDS — 3.59%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.58%[d,e,f]	16,621,861	16,623,523
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[d,e]	604,911	604,911

		17,228,434

TOTAL SHORT-TERM INVESTMENTS
(Cost: $17,227,317)		17,228,434

TOTAL INVESTMENTS IN SECURITIES — 103.31% (Cost: $436,495,337)		494,941,749
Other Assets, Less Liabilities — (3.31)%		(15,870,496)

NET ASSETS — 100.00%		$479,071,253

NVDR  —  Non-Voting Depositary Receipts

[a]	All or a portion of this security is on loan.
[b]	Non-income producing security.
[c]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[d]	Affiliate of the Fund.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI THAILAND ETF

February 28, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased		Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	15,082,493	1,539,368	[b]	—	16,621,861	$16,623,523	$450,405	[c]	$610	$(3,408)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,168,228	—		(563,317)[b]	604,911	604,911	3,470		—	—

						$17,228,434	$453,875		$610	$(3,408)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$477,713,125	$—	$2	$477,713,127
Rights	—	188	—	188
Money market funds	17,228,434	—	—	17,228,434

Total	$494,941,559	$188	$2	$494,941,749

See notes to financial statements.

46	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES®, INC.

February 28, 2018

	iShares MSCI Hong Kong ETF	iShares MSCI Japan Small-Cap ETF	iShares MSCI Malaysia ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$2,061,606,921	$357,454,828	$450,382,727
Affiliated (Note 2)	32,487,548	17,175,269	14,717,067

Total cost of investments in securities	$2,094,094,469	$374,630,097	$465,099,794

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$2,273,407,166	$376,936,086	$640,653,774
Affiliated (Note 2)	32,489,463	17,175,022	14,717,359
Foreign currency, at value[b]	4,548,717	79,439	394,989
Foreign currency pledged to broker for futures contracts, at value[b]	369,730	38,762	—
Receivables:
Investment securities sold	3,513,302	—	1,534,968
Dividends and interest	178,939	850,059	754,344
Tax reclaims	—	3,814	—

Total Assets	2,314,507,317	395,083,182	658,055,434

LIABILITIES
Payables:
Investment securities purchased	3,574,747	—	1,622,870
Collateral for securities on loan (Note 1)	31,533,703	16,640,495	14,435,431
Capital shares redeemed	—	734,328	—
Futures variation margin	37,226	14,585	—
Investment advisory fees (Note 2)	800,835	156,827	230,751

Total Liabilities	35,946,511	17,546,235	16,289,052

NET ASSETS	$2,278,560,806	$377,536,947	$641,766,382

Net assets consist of:
Paid-in capital	$2,572,629,861	$338,955,315	$493,450,090
Distributions in excess of net investment income	(32,880,046)	(1,190,644)	(24,463,220)
Undistributed net realized gain (accumulated net realized loss)	(472,951,788)	20,298,101	(17,486,648)
Net unrealized appreciation	211,762,779	19,474,175	190,266,160

NET ASSETS	$2,278,560,806	$377,536,947	$641,766,382

Shares outstanding[c]	88,425,000	4,600,000	18,225,000

Net asset value per share	$25.77	$82.07	$35.21

[a]	Securities on loan with values of $29,932,634, $15,211,687 and $13,700,525, respectively. See Note 1.
[b]	Cost of foreign currency including currency pledged to broker for futures contracts: $4,920,602, $118,219 and $397,679, respectively.
[c]	$0.001 par value, number of shares authorized: 375 million, 500 million and 300 million, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	47

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 28, 2018

	iShares MSCI Pacific ex Japan ETF	iShares MSCI Singapore ETF	iShares MSCI Taiwan ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$3,060,317,622	$650,625,563	$1,991,061,356
Affiliated (Note 2)	26,720,020	6,897,433	176,035,241

Total cost of investments in securities	$3,087,037,642	$657,522,996	$2,167,096,597

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$3,284,411,471	$693,789,806	$3,974,773,409
Affiliated (Note 2)	26,720,860	6,898,092	176,043,276
Foreign currency, at value[b]	9,463,502	1,241,343	219,212
Foreign currency pledged to broker for futures contracts, at value[b]	1,092,636	23,533	—
Cash pledged to broker for futures contracts	—	—	2,000
Receivables:
Investment securities sold	3,260,008	27,529,002	8,212,854
Dividends and interest	13,659,399	384,251	215,119
Capital shares sold	—	—	14,540,274
Futures variation margin	—	4,780	—

Total Assets	3,338,607,876	729,870,807	4,174,006,144

LIABILITIES
Payables:
Investment securities purchased	3,968,126	26,551,027	24,073,164
Collateral for securities on loan (Note 1)	26,233,463	6,783,186	171,942,516
Futures variation margin	193,336	—	370
Foreign taxes (Note 1)	—	—	101,527
Investment advisory fees (Note 2)	1,221,245	249,866	1,747,879

Total Liabilities	31,616,170	33,584,079	197,865,456

NET ASSETS	$3,306,991,706	$696,286,728	$3,976,140,688

Net assets consist of:
Paid-in capital	$3,588,836,364	$916,245,699	$2,903,704,343
Distributions in excess of net investment income	(26,297,279)	(15,771,615)	(26,038,241)
Accumulated net realized loss	(479,664,158)	(247,359,793)	(885,247,703)
Net unrealized appreciation	224,116,779	43,172,437	1,983,722,289

NET ASSETS	$3,306,991,706	$696,286,728	$3,976,140,688

Shares outstanding[c]	68,700,000	25,900,000	105,900,000

Net asset value per share	$48.14	$26.88	$37.55

[a]	Securities on loan with values of $24,847,510, $6,440,641 and $161,915,367, respectively. See Note 1.
[b]	Cost of foreign currency including currency pledged to broker for futures contracts: $10,575,350, $1,264,083 and $219,071, respectively.
[c]	$0.001 par value, number of shares authorized: 1 billion, 300 million and 900 million, respectively.

See notes to financial statements.

48	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 28, 2018

iShares MSCI Thailand ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$419,268,020
Affiliated (Note 2)	17,227,317

Total cost of investments in securities	$436,495,337

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$477,713,315
Affiliated (Note 2)	17,228,434
Receivables:
Investment securities sold	2,789,490
Dividends and interest	879,737
Capital shares sold	66,669

Total Assets	498,677,645

LIABILITIES
Payables:
Investment securities purchased	2,797,981
Collateral for securities on loan (Note 1)	16,615,944
Investment advisory fees (Note 2)	192,467

Total Liabilities	19,606,392

NET ASSETS	$479,071,253

Net assets consist of:
Paid-in capital	$462,832,266
Undistributed net investment income	657,432
Accumulated net realized loss	(42,865,480)
Net unrealized appreciation	58,447,035

NET ASSETS	$479,071,253

Shares outstanding[b]	4,750,000

Net asset value per share	$100.86

[a]	Securities on loan with a value of $15,528,080. See Note 1.
[b]	$0.001 par value, number of shares authorized: 200 million.

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Operations (Unaudited)

iSHARES®, INC.

Six months ended February 28, 2018

	iShares MSCI Hong Kong ETF	iShares MSCI Japan Small-Cap ETF	iShares MSCI Malaysia ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$15,812,300	$1,851,360	$6,407,179
Dividends — affiliated (Note 2)	18,228	1,518	4,802
Securities lending income — affiliated — net (Note 2)	233,344	183,071	203,045

Total investment income	16,063,872	2,035,949	6,615,026

EXPENSES
Investment advisory fees (Note 2)	4,709,506	670,941	1,181,031
Proxy fees	186	14	42

Total expenses	4,709,692	670,955	1,181,073

Net investment income	11,354,180	1,364,994	5,433,953

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	21,636,690	(118,045)	11,660,588
Investments — affiliated (Note 2)	2,125	(954)	(2,811)
In-kind redemptions — unaffiliated	—	24,530,939	—
Futures contracts	711,227	187,486	—
Foreign currency transactions	11,018	(13,237)	(172,716)

Net realized gain	22,361,060	24,586,189	11,485,061

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	100,575,721	5,509,243	53,101,226
Investments — affiliated (Note 2)	(3,829)	(1,475)	(2,343)
Futures contracts	(143,728)	(31,473)	—
Translation of assets and liabilities in foreign currencies	7,024	21,969	(9,486)

Net change in unrealized appreciation/depreciation	100,435,188	5,498,264	53,089,397

Net realized and unrealized gain	122,796,248	30,084,453	64,574,458

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$134,150,428	$31,449,447	$70,008,411

[a]	Net of foreign withholding tax of $ —, $202,127 and $ —, respectively.

See notes to financial statements.

50	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended February 28, 2018

	iShares MSCI Pacific ex Japan ETF	iShares MSCI Singapore ETF	iShares MSCI Taiwan ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$53,070,792	$4,801,004	$3,609,637
Dividends — affiliated (Note 2)	19,161	4,019	45,139
Interest — unaffiliated	—	—	1,850
Securities lending income — affiliated — net (Note 2)[b]	253,345	23,766	1,243,705

	53,343,298	4,828,789	4,900,331
Less: Other foreign taxes (Note 1)	—	—	(270,099)

Total investment income	53,343,298	4,828,789	4,630,232

EXPENSES
Investment advisory fees (Note 2)	7,762,557	1,510,169	11,227,200
Proxy fees	321	58	373

Total expenses	7,762,878	1,510,227	11,227,573

Net investment income (loss)	45,580,420	3,318,562	(6,597,341)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	8,538,488	1,166,030	25,561,734
Investments — affiliated (Note 2)	(6,375)	2,062	(8,561)
In-kind redemptions — unaffiliated	35,034,162	6,523,893	—
Futures contracts	761,482	263,656	295,666
Foreign currency transactions	(425,333)	62,482	(105,784)

Net realized gain	43,902,424	8,018,123	25,743,055

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	110,121,740	57,569,562	106,310,162
Investments — affiliated (Note 2)	(3,615)	(3,518)	(23,710)
Futures contracts	133,758	(24,176)	(122,636)
Translation of assets and liabilities in foreign currencies	(206,151)	(10,829)	(57,788)

Net change in unrealized appreciation/depreciation	110,045,732	57,531,039	106,106,028

Net realized and unrealized gain	153,948,156	65,549,162	131,849,083

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$199,528,576	$68,867,724	$125,251,742

[a]	Net of foreign withholding tax of $291,633, $143,078 and $615,856, respectively.
[b]	Net of securities lending income tax paid of $ —, $ — and $302,780, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended February 28, 2018

iShares MSCI Thailand ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$1,998,703
Dividends — affiliated (Note 2)	3,470
Securities lending income — affiliated — net (Note 2)	450,405

Total investment income	2,452,578

EXPENSES
Investment advisory fees (Note 2)	1,183,330
Proxy fees	47

Total expenses	1,183,377

Net investment income	1,269,201

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(1,335,112)
Investments — affiliated (Note 2)	610
In-kind redemptions — unaffiliated	9,320,234
Foreign currency transactions	4,987

Net realized gain	7,990,719

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	73,886,244
Investments — affiliated (Note 2)	(3,408)
Translation of assets and liabilities in foreign currencies	(763)

Net change in unrealized appreciation/depreciation	73,882,073

Net realized and unrealized gain	81,872,792

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$83,141,993

[a]	Net of foreign withholding tax of $213,999.

See notes to financial statements.

52	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares MSCI Hong Kong ETF		iShares MSCI Japan Small-Cap ETF
	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$11,354,180	$54,584,827	$1,364,994	$2,245,390
Net realized gain (loss)	22,361,060	(4,934,210)	24,586,189	11,931,619
Net change in unrealized appreciation/depreciation	100,435,188	243,779,429	5,498,264	19,303,879

Net increase in net assets resulting from operations	134,150,428	293,430,046	31,449,447	33,480,888

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(56,561,270)	(47,903,550)	(1,964,563)	(4,653,375)

Total distributions to shareholders	(56,561,270)	(47,903,550)	(1,964,563)	(4,653,375)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	345,524,418	465,624,058	248,816,950	116,995,181
Cost of shares redeemed	—	(452,279,138)	(89,980,849)	(121,160,138)

Net increase (decrease) in net assets from capital share transactions	345,524,418	13,344,920	158,836,101	(4,164,957)

INCREASE IN NET ASSETS	423,113,576	258,871,416	188,320,985	24,662,556

NET ASSETS
Beginning of period	1,855,447,230	1,596,575,814	189,215,962	164,553,406

End of period	$2,278,560,806	$1,855,447,230	$377,536,947	$189,215,962

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(32,880,046)	$12,327,044	$(1,190,644)	$(591,075)

SHARES ISSUED AND REDEEMED
Shares sold	13,275,000	21,225,000	3,100,000	1,800,000
Shares redeemed	—	(21,825,000)	(1,100,000)	(1,900,000)

Net increase (decrease) in shares outstanding	13,275,000	(600,000)	2,000,000	(100,000)

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Malaysia ETF		iShares MSCI Pacific ex Japan ETF
	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017[a]	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$5,433,953	$9,215,501	$45,580,420	$96,552,726
Net realized gain (loss)	11,485,061	(5,180,434)	43,902,424	1,737,386
Net change in unrealized appreciation/depreciation	53,089,397	3,247,154	110,045,732	333,667,268

Net increase in net assets resulting from operations	70,008,411	7,282,221	199,528,576	431,957,380

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(21,685,305)	(15,799,041)	(83,284,164)	(98,968,999)

Total distributions to shareholders	(21,685,305)	(15,799,041)	(83,284,164)	(98,968,999)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	177,363,893	158,537,129	198,596,574	627,289,205
Cost of shares redeemed	(21,144,492)	(48,251,620)	(128,275,536)	(197,813,415)

Net increase in net assets from capital share transactions	156,219,401	110,285,509	70,321,038	429,475,790

INCREASE IN NET ASSETS	204,542,507	101,768,689	186,565,450	762,464,171

NET ASSETS
Beginning of period	437,223,875	335,455,186	3,120,426,256	2,357,962,085

End of period	$641,766,382	$437,223,875	$3,306,991,706	$3,120,426,256

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(24,463,220)	$(8,211,868)	$(26,297,279)	$11,406,465

SHARES ISSUED AND REDEEMED
Shares sold	5,175,000	6,900,000	4,200,000	14,400,000
Shares redeemed	(600,000)	(3,375,000)	(2,700,000)	(4,800,000)

Net increase in shares outstanding	4,575,000	3,525,000	1,500,000	9,600,000

[a]	Share transactions reflect a one-for-four reverse stock split effective after the close of trading on November 4, 2016.

See notes to financial statements.

54	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Singapore ETF		iShares MSCI Taiwan ETF
	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017[a]	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017[a]

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$3,318,562	$16,847,836	$(6,597,341)	$97,355,721
Net realized gain (loss)	8,018,123	(26,854,229)	25,743,055	7,103,672
Net change in unrealized appreciation/depreciation	57,531,039	116,883,844	106,106,028	637,093,016

Net increase in net assets resulting from operations	68,867,724	106,877,451	125,251,742	741,552,409

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(16,209,761)	(23,963,560)	(104,132,193)	(64,888,894)

Total distributions to shareholders	(16,209,761)	(23,963,560)	(104,132,193)	(64,888,894)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	80,201,105	74,734,333	190,530,742	500,883,331
Cost of shares redeemed	(36,840,000)	(119,799,002)	—	(69,945,562)

Net increase (decrease) in net assets from capital share transactions	43,361,105	(45,064,669)	190,530,742	430,937,769

INCREASE IN NET ASSETS	96,019,068	37,849,222	211,650,291	1,107,601,284

NET ASSETS
Beginning of period	600,267,660	562,418,438	3,764,490,397	2,656,889,113

End of period	$696,286,728	$600,267,660	$3,976,140,688	$3,764,490,397

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(15,771,615)	$(2,880,416)	$(26,038,241)	$84,691,293

SHARES ISSUED AND REDEEMED
Shares sold	3,050,000	3,400,000	5,100,000	15,300,000
Shares redeemed	(1,450,000)	(5,600,000)	—	(2,200,000)

Net increase (decrease) in shares outstanding	1,600,000	(2,200,000)	5,100,000	13,100,000

[a]	Share transactions reflect a one-for-two reverse stock split effective after the close of trading on November 4, 2016.

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Thailand ETF
	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,269,201	$10,325,846
Net realized gain	7,990,719	18,501,262
Net change in unrealized appreciation/depreciation	73,882,073	8,462,392

Net increase in net assets resulting from operations	83,141,993	37,289,500

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,646,025)	(10,761,008)

Total distributions to shareholders	(2,646,025)	(10,761,008)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	88,091,830	125,837,713
Cost of shares redeemed	(45,106,572)	(244,851,266)

Net increase (decrease) in net assets from capital share transactions	42,985,258	(119,013,553)

INCREASE (DECREASE) IN NET ASSETS	123,481,226	(92,485,061)

NET ASSETS
Beginning of period	355,590,027	448,075,088

End of period	$479,071,253	$355,590,027

Undistributed net investment income included in net assets at end of period	$657,432	$2,034,256

SHARES ISSUED AND REDEEMED
Shares sold	950,000	1,700,000
Shares redeemed	(500,000)	(3,300,000)

Net increase (decrease) in shares outstanding	450,000	(1,600,000)

See notes to financial statements.

56	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Hong Kong ETF
	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013
Net asset value, beginning of period	$24.69	$21.08	$19.42	$21.89	$18.91	$16.94

Income from investment operations:
Net investment income[a]	0.14	0.68	0.54	0.52	0.66	0.48
Net realized and unrealized gain (loss)[b]	1.65	3.54	1.72	(2.50)	3.04	2.05

Total from investment operations	1.79	4.22	2.26	(1.98)	3.70	2.53

Less distributions from:
Net investment income	(0.71)	(0.61)	(0.60)	(0.49)	(0.72)	(0.56)

Total distributions	(0.71)	(0.61)	(0.60)	(0.49)	(0.72)	(0.56)

Net asset value, end of period	$25.77	$24.69	$21.08	$19.42	$21.89	$18.91

Total return	7.35%[c]	20.38%	11.94%	(9.29)%	19.87%	15.04%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,278,561	$1,855,447	$1,596,576	$2,722,224	$3,221,312	$2,124,856
Ratio of expenses to average net assets[d]	0.47%	0.49%	0.48%	0.48%	0.48%	0.51%
Ratio of net investment income to average net assets[d]	1.14%	3.08%	2.73%	2.36%	3.24%	2.47%
Portfolio turnover rate[e]	5%[c]	8%	9%	7%	6%	12%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	57

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Japan Small-Cap ETF
	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013
Net asset value, beginning of period	$72.78	$60.95	$56.79	$56.61	$49.44	$42.82

Income from investment operations:
Net investment income[a]	0.37	1.02	0.84	0.70	0.70	0.65
Net realized and unrealized gain[b]	9.47	12.62	4.29	0.71	7.61	6.97

Total from investment operations	9.84	13.64	5.13	1.41	8.31	7.62

Less distributions from:
Net investment income	(0.55)	(1.81)	(0.97)	(1.23)	(1.14)	(1.00)

Total distributions	(0.55)	(1.81)	(0.97)	(1.23)	(1.14)	(1.00)

Net asset value, end of period	$82.07	$72.78	$60.95	$56.79	$56.61	$49.44

Total return	13.55%[c]	22.81%	9.10%	2.63%	16.94%	18.07%

Ratios/Supplemental data:
Net assets, end of period (000s)	$377,537	$189,216	$164,553	$159,004	$169,837	$88,988
Ratio of expenses to average net assets[d]	0.47%	0.49%	0.48%	0.48%	0.48%	0.50%
Ratio of net investment income to average net assets[d]	0.96%	1.53%	1.44%	1.26%	1.31%	1.36%
Portfolio turnover rate[e]	1%[c]	8%	12%	10%	14%	17%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

58	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Malaysia ETF
	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017[a]	Year ended Aug. 31, 2016[a]	Year ended Aug. 31, 2015[a]	Year ended Aug. 31, 2014[a]	Year ended Aug. 31, 2013[a]
Net asset value, beginning of period	$32.03	$33.13	$40.75	$64.53	$58.40	$58.09

Income from investment operations:
Net investment income[b]	0.36	0.56	1.00	1.44	2.16	1.64
Net realized and unrealized gain (loss)[c]	4.31	(0.05)	2.79	(23.47)	6.06	0.15

Total from investment operations	4.67	0.51	3.79	(22.03)	8.22	1.79

Less distributions from:
Net investment income	(1.49)	(1.61)	(1.81)	(1.57)	(2.09)	(1.48)
Net realized gain	—	—	(9.60)	(0.18)	—	—

Total distributions	(1.49)	(1.61)	(11.41)	(1.75)	(2.09)	(1.48)

Net asset value, end of period	$35.21	$32.03	$33.13	$40.75	$64.53	$58.40

Total return	15.09%[d]	2.14%	12.58%	(34.62)%	14.17%	3.02%

Ratios/Supplemental data:
Net assets, end of period (000s)	$641,766	$437,224	$335,455	$263,579	$786,461	$809,138
Ratio of expenses to average net assets[e]	0.47%	0.49%	0.48%	0.48%	0.48%	0.51%
Ratio of net investment income to average net assets[e]	2.17%	2.73%	2.86%	2.61%	3.48%	2.71%
Portfolio turnover rate[f]	12%[d]	24%	72%	24%	16%	17%

[a]	Per share amounts reflect a one-for-four reverse stock split effective after the close of trading on November 4, 2016.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 28, 2018 and the years ended August 31, 2017, August 31, 2016, August 31, 2015, August 31, 2014 and August 31, 2013 were 8%, 10%, 17%, 5%, 10%, and 8%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	59

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Pacific ex Japan ETF
	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013
Net asset value, beginning of period	$46.43	$40.94	$38.01	$51.21	$44.56	$43.21

Income from investment operations:
Net investment income[a]	0.67	1.60	1.54	1.97	1.88	1.69
Net realized and unrealized gain (loss)[b]	2.27	5.55	2.98	(13.09)	6.51	1.71

Total from investment operations	2.94	7.15	4.52	(11.12)	8.39	3.40

Less distributions from:
Net investment income	(1.23)	(1.66)	(1.59)	(2.08)	(1.74)	(2.05)

Total distributions	(1.23)	(1.66)	(1.59)	(2.08)	(1.74)	(2.05)

Net asset value, end of period	$48.14	$46.43	$40.94	$38.01	$51.21	$44.56

Total return	6.35%[c]	18.06%	12.20%	(22.19)%	19.25%	7.87%

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,306,992	$3,120,426	$2,357,962	$1,984,205	$3,472,048	$3,008,067
Ratio of expenses to average net assets[d]	0.48%	0.49%	0.49%	0.49%	0.49%	0.50%
Ratio of net investment income to average net assets[d]	2.83%	3.69%	4.00%	4.31%	3.90%	3.59%
Portfolio turnover rate[e]	2%[c]	3%	6%	7%	8%	8%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

60	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Singapore ETF
	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017[a]	Year ended Aug. 31, 2016[a]	Year ended Aug. 31, 2015[a]	Year ended Aug. 31, 2014[a]	Year ended Aug. 31, 2013[a]
Net asset value, beginning of period	$24.70	$21.22	$21.25	$27.93	$24.98	$26.19

Income from investment operations:
Net investment income[b]	0.13	0.56	0.84	0.82	0.80	0.88
Net realized and unrealized gain (loss)[c]	2.69	3.84	(0.24)	(6.64)	3.05	(0.92)

Total from investment operations	2.82	4.40	0.60	(5.82)	3.85	(0.04)

Less distributions from:
Net investment income	(0.64)	(0.92)	(0.63)	(0.86)	(0.90)	(1.17)

Total distributions	(0.64)	(0.92)	(0.63)	(0.86)	(0.90)	(1.17)

Net asset value, end of period	$26.88	$24.70	$21.22	$21.25	$27.93	$24.98

Total return	11.54%[d]	21.51%	2.87%	(21.27)%	15.65%	(0.38)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$696,287	$600,268	$562,418	$609,927	$984,455	$1,135,477
Ratio of expenses to average net assets[e]	0.47%	0.49%	0.48%	0.48%	0.48%	0.51%
Ratio of net investment income to average net assets[e]	1.04%	3.00%	3.96%	3.15%	2.99%	3.23%
Portfolio turnover rate[f]	11%[d]	12%	7%	10%	4%	10%

[a]	Per share amounts reflect a one-for-two reverse stock split effective after the close of trading on November 4, 2016.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	61

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Taiwan ETF
	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017[a]	Year ended Aug. 31, 2016[a]	Year ended Aug. 31, 2015[a]	Year ended Aug. 31, 2014[a]	Year ended Aug. 31, 2013[a]
Net asset value, beginning of period	$37.35	$30.30	$27.17	$32.89	$27.21	$25.16

Income from investment operations:
Net investment income (loss)[b]	(0.06)	0.87	0.68	0.74	0.58	0.48
Net realized and unrealized gain (loss)[c]	1.28	6.88	3.25	(5.88)	5.62	2.11

Total from investment operations	1.22	7.75	3.93	(5.14)	6.20	2.59

Less distributions from:
Net investment income	(1.02)	(0.70)	(0.80)	(0.58)	(0.52)	(0.54)

Total distributions	(1.02)	(0.70)	(0.80)	(0.58)	(0.52)	(0.54)

Net asset value, end of period	$37.55	$37.35	$30.30	$27.17	$32.89	$27.21

Total return	3.44%[d]	26.17%	15.02%	(15.79)%	23.24%	10.30%

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,976,141	$3,764,490	$2,656,889	$3,276,410	$3,298,664	$2,641,997
Ratio of expenses to average net assets[e]	0.59%	0.62%	0.64%	0.62%	0.62%	0.61%
Ratio of net investment income (loss) to average net assets[e]	(0.35)%	3.10%	2.51%	2.36%	1.98%	1.80%
Portfolio turnover rate[f]	6%[d]	11%	27%	14%	11%	21%

[a]	Per share amounts reflect a one-for-two reverse stock split effective after the close of trading on November 4, 2016.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 28, 2018 and the years ended August 31, 2017, August 31, 2016, August 31, 2015, August 31, 2014 and August 31, 2013 were 4%, 8%, 9%, 4%, 4% and 6% respectively. See Note 4.

See notes to financial statements.

62	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Thailand ETF
	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013
Net asset value, beginning of period	$82.70	$75.94	$65.01	$83.41	$67.73	$70.53

Income from investment operations:
Net investment income[a]	0.29	1.99	2.05	1.66	1.67	1.84
Net realized and unrealized gain (loss)[b]	18.50	6.90	10.54	(17.98)	15.84	(2.75)

Total from investment operations	18.79	8.89	12.59	(16.32)	17.51	(0.91)

Less distributions from:
Net investment income	(0.63)	(2.13)	(1.66)	(2.08)	(1.83)	(1.89)

Total distributions	(0.63)	(2.13)	(1.66)	(2.08)	(1.83)	(1.89)

Net asset value, end of period	$100.86	$82.70	$75.94	$65.01	$83.41	$67.73

Total return	22.82%[c]	12.01%	19.87%	(19.92)%	26.18%	(1.65)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$479,071	$355,590	$448,075	$237,304	$571,370	$541,873
Ratio of expenses to average net assets[d]	0.59%	0.62%	0.63%	0.62%	0.62%	0.61%
Ratio of net investment income to average net assets[d]	0.63%	2.63%	3.08%	2.09%	2.24%	2.22%
Portfolio turnover rate[e]	2%[c]	7%	16%	13%	9%	24%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	63

Notes to Financial Statements (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to Articles of Incorporation as subsequently amended and restated.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Former Name	Diversification Classification
MSCI Hong Kong	N/A	Non-diversified
MSCI Japan Small-Cap	N/A	Diversified
MSCI Malaysia	N/A	Non-diversified
MSCI Pacific ex Japan	N/A	Diversified
MSCI Singapore	iShares MSCI Singapore Capped ETF	Non-diversified
MSCI Taiwan	iShares MSCI Taiwan Capped ETF	Non-diversified
MSCI Thailand	iShares MSCI Thailand Capped ETF	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

64	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

NOTES TO FINANCIAL STATEMENTS	65

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 28, 2018 are reflected in tax reclaims receivable. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2018, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

66	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of February 28, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of February 28, 2018 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

NOTES TO FINANCIAL STATEMENTS	67

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of February 28, 2018:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
MSCI Hong Kong
Citigroup Global Markets Inc.	$448,260	$448,260	$—
Credit Suisse Securities (USA) LLC	2,021,281	2,021,281	—
Goldman Sachs & Co.	787,413	787,413	—
Macquarie Bank Limited	2,061,325	2,061,325	—
Morgan Stanley & Co. LLC	24,411,857	24,411,857	—
State Street Bank & Trust Company	202,498	202,498	—

	$29,932,634	$29,932,634	$—

MSCI Japan Small-Cap
Barclays Capital Inc.	$1,095,678	$1,095,678	$—
Citigroup Global Markets Inc.	534,535	534,535	—
Credit Suisse Securities (USA) LLC	344,888	344,888	—
Deutsche Bank Securities Inc.	279,060	279,060	—
Goldman Sachs & Co.	1,430,355	1,430,355	—
HSBC Bank PLC	147,896	147,896	—
JPMorgan Securities LLC	5,861,776	5,861,776	—
Macquarie Bank Limited	792,662	792,662	—
Merrill Lynch, Pierce, Fenner & Smith	1,462,314	1,462,314	—
Morgan Stanley & Co. LLC	2,338,779	2,338,779	—
State Street Bank & Trust Company	509,372	509,372	—
UBS AG	414,372	414,372	—

	$15,211,687	$15,211,687	$—

MSCI Malaysia
JPMorgan Securities PLC	$1,717,848	$1,717,848	$—
Macquarie Bank Limited	4,643,264	4,643,264	—
Morgan Stanley & Co. International PLC	7,327,551	7,327,551	—
UBS AG	11,862	11,862	—

	$13,700,525	$13,700,525	$—

MSCI Pacific ex Japan
Deutsche Bank Securities Inc.	$169,306	$169,306	$—
Goldman Sachs & Co.	7,557,431	7,557,431	—
JPMorgan Securities LLC	1,709,799	1,709,799	—
Macquarie Bank Limited	3,149,417	3,149,417	—
Merrill Lynch, Pierce, Fenner & Smith	2,403,082	2,403,082	—
Morgan Stanley & Co. LLC	6,094,924	6,094,924	—
Scotia Capital (USA) Inc.	677,224	677,224	—
UBS Securities LLC	3,086,327	3,086,327	—

	$24,847,510	$24,847,510	$—

68	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
MSCI Singapore
Goldman Sachs & Co.	$340,316	$340,316	$—
JPMorgan Securities LLC	16,882	16,882	—
Morgan Stanley & Co. LLC	6,083,443	6,083,443	—

	$6,440,641	$6,440,641	$—

MSCI Taiwan
Citigroup Global Markets Ltd.	$26,870,883	$26,870,883	$—
Credit Suisse Securities (Europe) Ltd.	25,454,973	25,454,973	—
JPMorgan Securities PLC	22,289,808	22,289,808	—
Morgan Stanley & Co. International PLC	86,955,814	86,955,814	—
UBS Ltd.	343,889	343,889	—

	$161,915,367	$161,915,367	$—

MSCI Thailand
Barclays Capital Inc.	$1,154,902	$1,154,902	$—
Credit Suisse Securities (USA) LLC	2,805,742	2,805,742	—
Deutsche Bank Securities Inc.	999,277	999,277	—
Goldman Sachs & Co.	1,472,936	1,472,936	—
JPMorgan Securities LLC	1,771,612	1,771,612	—
Macquarie Bank Limited	177,095	177,095	—
Merrill Lynch, Pierce, Fenner & Smith	821,175	821,175	—
Morgan Stanley & Co. LLC	4,396,172	4,396,172	—
Scotia Capital (USA) Inc.	127,429	127,429	—
UBS AG	1,771,857	1,771,857	—
UBS Securities LLC	29,883	29,883	—

	$15,528,080	$15,528,080	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).

NOTES TO FINANCIAL STATEMENTS	69

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

For its investment advisory services to each of the iShares MSCI Hong Kong, iShares MSCI Japan Small-Cap, iShares MSCI Malaysia and iShares MSCI Singapore ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.59%	First $7 billion
0.54	Over $7 billion, up to and including $11 billion
0.49	Over $11 billion, up to and including $24 billion
0.44	Over $24 billion, up to and including $48 billion
0.40	Over $48 billion, up to and including $72 billion
0.36	Over $72 billion, up to and including $96 billion
0.32	Over $96 billion

For its investment advisory services to the iShares MSCI Pacific ex Japan ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.5000%		First $46 billion
0.4750	[a]	Over $46 billion, up to and including $81 billion
0.4513	[a]	Over $81 billion, up to and including $111 billion
0.4287	[a]	Over $111 billion, up to and including $141 billion
0.4073	[a]	Over $141 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

For its investment advisory services to each of the iShares MSCI Taiwan and iShares MSCI Thailand ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.74%	First $2 billion
0.69	Over $2 billion, up to and including $4 billion
0.64	Over $4 billion, up to and including $8 billion
0.57	Over $8 billion, up to and including $16 billion
0.51	Over $16 billion, up to and including $24 billion
0.48	Over $24 billion, up to and including $32 billion
0.45	Over $32 billion

70	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended February 28, 2018, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
MSCI Hong Kong	$54,794
MSCI Japan Small-Cap	40,559
MSCI Malaysia	42,419
MSCI Pacific ex Japan	61,482
MSCI Singapore	6,534
MSCI Taiwan	342,632
MSCI Thailand	95,454

For the six months ended February 28, 2018, BTC, the Funds’ securities lending agent, has agreed to voluntarily reimburse the iShares MSCI Taiwan ETF in the amount of $32,584, related to the foreign tax on the securities lending income. The voluntary waiver was discontinued effective January 1, 2018. Such reimbursement is included in “Securities lending income – affiliated – net” in the Fund’s statement of operations.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

NOTES TO FINANCIAL STATEMENTS	71

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

For the six months ended February 28, 2018, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
MSCI Hong Kong	$9,612,154	$8,236,300
MSCI Japan Small-Cap	2,218,995	295,496
MSCI Pacific ex Japan	7,779,088	2,799,534
MSCI Singapore	1,911,123	8,128,246

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain directors and officers of the Company are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2018 were as follows:

iShares ETF	Purchases	Sales
MSCI Hong Kong	$130,002,654	$92,622,487
MSCI Japan Small-Cap	11,572,406	2,624,483
MSCI Malaysia	215,860,687	59,501,183
MSCI Pacific ex Japan	117,724,799	66,017,822
MSCI Singapore	75,681,946	70,293,970
MSCI Taiwan	354,310,254	245,176,541
MSCI Thailand	9,720,307	9,817,831

In-kind transactions (see Note 4) for the six months ended February 28, 2018 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI Hong Kong	$300,002,788	$—
MSCI Japan Small-Cap	238,141,079	88,860,030
MSCI Pacific ex Japan	123,736,113	123,920,334
MSCI Singapore	62,584,122	35,645,075
MSCI Thailand	87,655,152	44,764,736

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

72	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	FUTURES CONTRACTS

Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded.

Pursuant to the contract, the fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract. Such receipts or payments are known as margin variation and are recorded by the fund as unrealized appreciation or depreciation. When the contract is closed, the fund records a realized gain or loss equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held as of February 28, 2018 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Assets
	iShares MSCI Pacific ex Japan ETF	iShares MSCI Singapore ETF
Futures contracts:
Variation margin / Net assets consist of – net unrealized appreciation[a]	$175,897	$4,780

[a]	Represents cumulative appreciation of futures contracts as reported in the schedules of investments. Only current day’s variation margin is reported separately within the statements of assets and liabilities for the iShares MSCI Pacific ex Japan ETF.

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

Liabilities
	iShares MSCI Hong Kong ETF	iShares MSCI Japan Small-Cap ETF	iShares MSCI Pacific ex Japan ETF	iShares MSCI Taiwan ETF
Futures contracts:
Variation margin / Net assets consist of – net unrealized appreciation[b]	$37,226	$31,473	$42,139	$48

[b]	Represents cumulative depreciation of futures contracts as reported in the schedule of investments. Only current day’s variation margin is reported separately within the statement of assets and liabilities for the iShares MSCI Japan Small-Cap ETF, iShares MSCI Pacific ex Japan ETF and iShares MSCI Taiwan ETF.

The following table shows the realized and unrealized gains (losses) on futures contracts held during the six months ended February 28, 2018 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)
	iShares MSCI Hong Kong ETF	iShares MSCI Japan Small-Cap ETF	iShares MSCI Pacific ex Japan ETF
Futures contracts	$711,227	$187,486	$761,482

	Net Change in Unrealized Appreciation/Depreciation
	iShares MSCI Hong Kong ETF	Shares MSCI Japan Small-Cap ETF	iShares MSCI Pacific ex Japan ETF
Futures contracts	$(143,728)	$(31,473)	$133,758

	Net Realized Gain (Loss)
	iShares MSCI Singapore ETF	iShares MSCI Taiwan ETF
Futures contracts	$263,656	$295,666

	Net Change in Unrealized Appreciation/Depreciation
	iShares MSCI Singapore ETF	iShares MSCI Taiwan ETF
Futures contracts	$(24,176)	$(122,636)

74	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The following table shows the average quarter-end balances of open futures contracts for the six months ended February 28, 2018:

	iShares MSCI Hong Kong ETF	iShares MSCI Japan Small-Cap ETF	iShares MSCI Pacific ex Japan ETF
Average notional value of contracts purchased	$6,607,316	$920,184	$13,237,862

	iShares MSCI Singapore ETF	iShares MSCI Taiwan ETF
Average notional value of contracts purchased	$3,011,786	$10,318,247

6.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

When a fund concentrates its investments in issuers located in a single country, it assumes the risk that economic, political and social conditions in that country may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of August 31, 2017, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2018	Expiring 2019	Total
MSCI Hong Kong	$324,895,525	$114,836,904	$34,565,959	$474,298,388
MSCI Japan Small-Cap	2,856,676	541,322	203,697	3,601,695
MSCI Malaysia	14,406,515	—	—	14,406,515
MSCI Pacific ex Japan	322,330,812	104,799,503	36,600,987	463,731,302
MSCI Singapore	101,383,410	132,420,824	11,588,528	245,392,762
MSCI Taiwan	335,557,692	363,052,013	19,669,958	718,279,663
MSCI Thailand	37,227,149	2,321,428	1,304,910	40,853,487

[a]	Must be utilized prior to losses subject to expiration.

76	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 28, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Hong Kong	$2,115,108,929	$320,932,214	$(130,181,740)	$190,750,474
MSCI Japan Small-Cap	376,877,755	29,901,797	(12,699,917)	17,201,880
MSCI Malaysia	491,769,856	199,438,365	(35,837,088)	163,601,277
MSCI Pacific ex Japan	3,164,748,282	494,486,473	(347,968,666)	146,517,807
MSCI Singapore	672,572,705	96,396,443	(68,276,470)	28,119,973
MSCI Taiwan	2,378,874,794	2,016,248,035	(244,306,192)	1,771,941,843
MSCI Thailand	446,498,049	88,289,417	(39,845,717)	48,443,700

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2018, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

8.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

9.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	77

Supplemental Information (Unaudited)

iSHARES®, INC.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI Japan Small-Cap	$0.498695	$—	$0.047017	$0.545712	91%	—%	9%	100%
MSCI Pacific ex Japan	1.095348	—	0.133032	1.228380	89	—	11	100
MSCI Singapore	0.136941	—	0.503761	0.640702	21	—	79	100
MSCI Taiwan	0.990806	—	0.028100	1.018906	97	—	3	100

78	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

GENERAL INFORMATION	79

Notes:

80	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	81

Notes:

82	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-803-0218

FEBRUARY 28, 2018

2018 SEMI-ANNUAL REPORT (UNAUDITED)

iShares, Inc.

➢	iShares MSCI Brazil ETF | EWZ | NYSE Arca
➢	iShares MSCI Chile ETF | ECH | Cboe BZX
➢	iShares MSCI Colombia ETF | ICOL | NYSE Arca
➢	iShares MSCI Israel ETF | EIS | NYSE Arca
➢	iShares MSCI Russia ETF | ERUS | NYSE Arca
➢	iShares MSCI South Africa ETF | EZA | NYSE Arca
➢	iShares MSCI Turkey ETF | TUR | NASDAQ
➢	iShares MSCI USA Equal Weighted ETF | EUSA | NYSE Arca

Fund Performance Overview

iSHARES® MSCI BRAZIL ETF

Performance as of February 28, 2018

The iShares MSCI Brazil ETF (the “Fund”) (formerly the iShares MSCI Brazil Capped ETF) seeks to track the investment results of an index composed of Brazilian equities, as represented by the MSCI Brazil 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2018, the total return for the Fund was 14.67%, net of fees, while the total return for the Index was 14.92%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	20.25%	22.85%	20.91%	20.25%	22.85%	20.91%
5 Years	(1.30)%	(1.18)%	(0.69)%	(6.31)%	(5.75)%	(3.39)%
10 Years	(2.89)%	(2.93)%	(2.38)%	(25.38)%	(25.70)%	(21.43)%

Index performance through February 11, 2013 reflects the performance of the MSCI Brazil Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Brazil 25/50 Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,146.70	$3.14	$1,000.00	$1,021.90	$2.96	0.59%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

ALLOCATION BY SECTOR

As of 2/28/18

Sector	Percentage of Total Investments*

Financials	36.37%
Materials	16.09
Energy	11.79
Consumer Staples	10.59
Industrials	6.02
Utilities	5.76
Consumer Discretionary	4.77
Telecommunication Services	2.85
Information Technology	2.32
Health Care	1.96
Real Estate	1.48

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/18

Security	Percentage of Total Investments*

Itau Unibanco Holding SA (Preferred)	11.62%
Vale SA	10.21
Banco Bradesco SA (Preferred)	8.29
Petroleo Brasileiro SA (Preferred)	5.05
Ambev SA	4.49
B3 SA — Brasil Bolsa Balcao	4.17
Petroleo Brasileiro SA	3.92
Itausa-Investimentos Itau SA (Preferred)	3.43
Banco do Brasil SA	2.79
Cielo SA	2.32

TOTAL	56.29%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI CHILE ETF

Performance as of February 28, 2018

The iShares MSCI Chile ETF (the “Fund”) (formerly the iShares MSCI Chile Capped ETF) seeks to track the investment results of a broad-based index composed of Chilean equities, as represented by the MSCI Chile IMI 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2018, the total return for the Fund was 12.91%, net of fees, while the total return for the Index was 13.14%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	35.82%	35.54%	36.10%	35.82%	35.54%	36.10%
5 Years	(2.44)%	(2.46)%	(2.22)%	(11.62)%	(11.69)%	(10.60)%
10 Years	2.55%	2.41%	3.09%	28.63%	26.95%	35.59%

Index performance through February 11, 2013 reflects the performance of the MSCI Chile Investable Market Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Chile IMI 25/50 Index.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,129.10	$3.11	$1,000.00	$1,021.90	$2.96	0.59%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

ALLOCATION BY SECTOR

As of 2/28/18

Sector	Percentage of Total Investments*

Utilities	24.08%
Financials	19.28
Materials	12.08
Consumer Discretionary	11.25
Consumer Staples	10.95
Energy	8.30
Industrials	7.22
Real Estate	2.76
Telecommunication Services	2.55
Information Technology	1.53

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/18

Security	Percentage of Total Investments*

SACI Falabella	8.97%
Empresas COPEC SA	8.30
Enel Americas SA	8.04
Banco Santander Chile	6.53
Sociedad Quimica y Minera de Chile SA Series B (Preferred)	5.88
Cencosud SA	4.58
LATAM Airlines Group SA	4.54
Empresas CMPC SA	4.45
Banco de Credito e Inversiones SA	4.36
Banco de Chile	4.01

TOTAL	59.66%

*	Excludes money market funds.

6	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI COLOMBIA ETF

Performance as of February 28, 2018

The iShares MSCI Colombia ETF (the “Fund”) (formerly the iShares MSCI Colombia Capped ETF) seeks to track the investment results of a broad-based index composed of Colombian equities, as represented by the MSCI All Colombia Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2018, the total return for the Fund was 1.52%, net of fees, while the total return for the Index was 1.79%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	13.41%	14.74%	13.89%	13.41%	14.74%	13.89%
Since Inception	(9.23)%	(8.92)%	(8.94)%	(36.58)%	(35.56)%	(35.61)%

The inception date of the Fund was 6/18/13. The first day of secondary market trading was 6/20/13.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,015.20	$3.05	$1,000.00	$1,021.80	$3.06	0.61%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

ALLOCATION BY SECTOR

As of 2/28/18

Sector	Percentage of Total Investments*

Financials	34.13%
Materials	17.37
Energy	17.19
Utilities	15.88
Consumer Staples	9.23
Industrials	4.84
Telecommunication Services	1.36

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/18

Security	Percentage of Total Investments*

Bancolombia SA (Preferred)	12.70%
Ecopetrol SA	11.34
Bancolombia SA	6.05
Grupo Argos SA/Colombia	4.82
Grupo Energia Bogota SA ESP	4.70
Interconexion Electrica SA ESP	4.68
Grupo Nutresa SA	4.67
Almacenes Exito SA	4.57
Grupo de Inversiones Suramericana SA	4.37
Banco Davivienda SA (Preferred)	4.27

TOTAL	62.17%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® MSCI ISRAEL ETF

Performance as of February 28, 2018

The iShares MSCI Israel ETF (the “Fund”) (formerly the iShares MSCI Israel Capped ETF) seeks to track the investment results of a broad-based index composed of Israeli equities, as represented by the MSCI Israel Capped Investable Market Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2018, the total return for the Fund was 8.70%, net of fees, while the total return for the Index was 8.96%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	4.59%	4.24%	5.06%	4.59%	4.24%	5.06%
5 Years	5.64%	5.48%	6.04%	31.59%	30.59%	34.09%
Since Inception	2.65%	2.61%	3.10%	29.72%	29.19%	35.37%

The inception date of the Fund was 3/26/08. The first day of secondary market trading was 3/28/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,087.00	$3.05	$1,000.00	$1,021.90	$2.96	0.59%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

ALLOCATION BY SECTOR

As of 2/28/18

Sector	Percentage of Total Investments*

Information Technology	27.13%
Financials	23.68
Health Care	15.90
Real Estate	8.97
Materials	6.42
Industrials	5.52
Telecommunication Services	4.43
Energy	3.49
Consumer Staples	2.03
Consumer Discretionary	1.76
Utilities	0.67

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/18

Security	Percentage of Total Investments*

Teva Pharmaceutical Industries Ltd. ADR	14.98%
Check Point Software Technologies Ltd.	11.89
Bank Leumi Le-Israel BM	7.50
Bank Hapoalim BM	6.49
Nice Ltd.	4.55
Frutarom Industries Ltd.	3.34
Elbit Systems Ltd.	3.15
Israel Discount Bank Ltd. Class A	3.04
Bezeq The Israeli Telecommunication Corp. Ltd.	2.98
Mizrahi Tefahot Bank Ltd.	2.45

TOTAL	60.37%

*	Excludes money market funds.

8	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI RUSSIA ETF

Performance as of February 28, 2018

The iShares MSCI Russia ETF (the “Fund”) (formerly the iShares MSCI Russia Capped ETF) seeks to track the investment results of an index composed of Russian equities, as represented by the MSCI Russia 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2018, the total return for the Fund was 21.31%, net of fees, while the total return for the Index was 21.70%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	24.82%	23.65%	24.95%	24.82%	23.65%	24.95%
5 Years	0.01%	(0.21)%	0.62%	0.04%	(1.05)%	3.15%
Since Inception	(0.69)%	(0.89)%	(0.10)%	(4.91)%	(6.30)%	(0.72)%

The inception date of the Fund was 11/9/10. The first day of secondary market trading was 11/10/10.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,213.10	$3.24	$1,000.00	$1,021.90	$2.96	0.59%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

ALLOCATION BY SECTOR

As of 2/28/18

Sector	Percentage of Total Investments*

Energy	41.80%
Financials	27.09
Materials	19.05
Consumer Staples	4.41
Telecommunication Services	3.93
Utilities	3.72

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/18

Security	Percentage of Total Investments*

Sberbank of Russia PJSC ADR	14.76%
Lukoil PJSC	11.49
Gazprom PJSC	10.33
Sberbank of Russia PJSC	6.88
Tatneft PJSC Class S	4.70
Novatek PJSC GDR	4.66
MMC Norilsk Nickel PJSC	4.63
Magnit PJSC GDR	4.41
Mobile TeleSystems PJSC ADR	3.93
Severstal PJSC	3.15

TOTAL	68.94%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® MSCI SOUTH AFRICA ETF

Performance as of February 28, 2018

The iShares MSCI South Africa ETF (the “Fund”) seeks to track the investment results of an index composed of South African equities, as represented by the MSCI South Africa 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2018, the total return for the Fund was 15.98%, net of fees, while the total return for the Index was 16.41%.

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 years	1 Year	5 Years	10 years
NAV	32.30%	4.85%	4.98%	32.30%	26.70%	62.52%
MARKET	32.14%	4.79%	5.09%	32.14%	26.38%	64.22%
INDEX [a]	33.37%	5.53%	5.82%	33.37%	30.87%	76.11%
MSCI South Africa Index	33.34%	5.52%	5.82%	33.34%	30.84%	76.07%
MSCI South Africa 25/50 Index [b]	n/a	n/a	n/a	n/a	n/a	n/a

[a]	Index performance through August 31, 2017 reflects the performance of the MSCI South Africa Index. Index performance beginning on September 1, 2017 reflects the performance of the MSCI South Africa 25/50 Index, which, effective as of September 1, 2017, replaced the MSCI South Africa Index as the underlying index of the Fund.
[b]	The inception date of the MSCI South Africa 25/50 Index was May 12, 2017.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,159.80	$3.16	$1,000.00	$1,021.90	$2.96	0.59%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

ALLOCATION BY SECTOR

As of 2/28/18

Sector	Percentage of Total Investments*

Financials	30.82%
Consumer Discretionary	28.95
Materials	10.97
Consumer Staples	8.79
Telecommunication Services	7.53
Real Estate	6.23
Health Care	4.07
Industrials	1.79
Energy	0.85

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/18

Security	Percentage of Total Investments*

Naspers Ltd. Class N	22.03%
Standard Bank Group Ltd.	6.17
FirstRand Ltd.	5.46
Sasol Ltd.	5.05
MTN Group Ltd.	4.79
Barclays Africa Group Ltd.	3.12
Sanlam Ltd.	2.91
Remgro Ltd.	2.91
Shoprite Holdings Ltd.	2.64
Aspen Pharmacare Holdings Ltd.	2.39

TOTAL	57.47%

*	Excludes money market funds.

10	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI TURKEY ETF

Performance as of February 28, 2018

The iShares MSCI Turkey ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Turkish equities, as represented by the MSCI Turkey Investable Market Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2018, the total return for the Fund was -2.67%, net of fees, while the total return for the Index was -2.52%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	30.06%	30.73%	30.48%	30.06%	30.73%	30.48%
5 Years	(5.49)%	(5.45)%	(5.16)%	(24.62)%	(24.42)%	(23.26)%
Since Inception	0.94%	0.90%	1.29%	9.73%	9.35%	13.56%

The inception date of the Fund was 3/26/08. The first day of secondary market trading was 3/28/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$973.30	$2.89	$1,000.00	$1,021.90	$2.96	0.59%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

ALLOCATION BY SECTOR

As of 2/28/18

Sector	Percentage of Total Investments*

Financials	34.51%
Industrials	18.62
Materials	12.30
Consumer Staples	10.85
Telecommunication Services	7.56
Consumer Discretionary	6.62
Energy	5.64
Real Estate	2.08
Utilities	1.35
Information Technology	0.30
Health Care	0.17

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/18

Security	Percentage of Total Investments*

Turkiye Garanti Bankasi AS	10.08%
Akbank Turk AS	8.70
Turkcell Iletisim Hizmetleri AS	6.28
BIM Birlesik Magazalar AS	5.95
Eregli Demir ve Celik Fabrikalari TAS	5.92
Tupras Turkiye Petrol Rafinerileri AS	5.45
KOC Holding AS	5.09
Turkiye Is Bankasi AS Class C	4.45
Turk Hava Yollari AO	3.92
Haci Omer Sabanci Holding AS	3.67

TOTAL	59.51%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® MSCI USA EQUAL WEIGHTED ETF

Performance as of February 28, 2018

The iShares MSCI USA Equal Weighted ETF (the “Fund”) seeks to track the investment results of an index composed of equal weighted U.S. equities, as represented by the MSCI USA Equal Weighted Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2018, the total return for the Fund was 9.16%, net of fees, while the total return for the Index was 9.24%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	12.81%	12.76%	12.95%	12.81%	12.76%	12.95%
5 Years	13.34%	13.35%	13.50%	87.05%	87.15%	88.37%
Since Inception	12.89%	12.88%	13.06%	158.08%	157.99%	161.18%

The inception date of the Fund was 5/5/10. The first day of secondary market trading was 5/7/10.

Index performance through August 31, 2015 reflects the performance of the MSCI USA Index. Index performance beginning on September 1, 2015 reflects the performance of the MSCI USA Equal Weighted Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,091.60	$0.78	$1,000.00	$1,024.10	$0.75	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

ALLOCATION BY SECTOR

As of 2/28/18

Sector	Percentage of Total Investments*

Information Technology	16.13%
Consumer Discretionary	15.33
Financials	14.42
Industrials	13.85
Health Care	10.91
Real Estate	6.39
Energy	6.15
Consumer Staples	5.89
Utilities	5.11
Materials	4.86
Telecommunication Services	0.96

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/18

Security	Percentage of Total Investments*

Veeva Systems Inc. Class A	0.19%
Hewlett Packard Enterprise Co.	0.18
Macy’s Inc.	0.18
Booking Holdings Inc.	0.18
Micron Technology Inc.	0.18
Worldpay Inc. Class A	0.18
Macquarie Infrastructure Corp.	0.17
TJX Companies Inc. (The)	0.17
Arista Networks Inc.	0.17
Activision Blizzard Inc.	0.17

TOTAL	1.77%

*	Excludes money market funds.

12	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2017 and held through February 28, 2018, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	13

Schedule of Investments (Unaudited)

iSHARES® MSCI BRAZIL ETF

February 28, 2018

Security	Shares	Value
COMMON STOCKS — 63.60%

AEROSPACE & DEFENSE — 1.20%
Embraer SA	15,704,887	$105,190,717

		105,190,717
BANKS — 6.08%
Banco Bradesco SA	15,988,786	181,259,558
Banco do Brasil SA	18,729,387	240,981,416
Banco Santander Brasil SA Units	9,683,475	109,599,500

		531,840,474
BEVERAGES — 4.44%
Ambev SA	57,343,555	388,321,111

		388,321,111
CAPITAL MARKETS — 4.13%
B3 SA — Brasil Bolsa Balcao	45,765,377	360,910,799

		360,910,799
CONTAINERS & PACKAGING — 0.92%
Klabin SA Units	14,609,144	80,493,629

		80,493,629
DIVERSIFIED CONSUMER SERVICES — 1.71%
Kroton Educacional SA	31,398,819	149,805,831

		149,805,831
ELECTRIC UTILITIES — 2.74%
Centrais Eletricas Brasileiras SAa	6,349,300	48,410,054
Cia. Energetica de Minas Gerais[a]	2,390,550	5,997,070
EDP — Energias do Brasil SA	9,602,645	39,312,098
Equatorial Energia SA	4,710,900	103,824,683
Transmissora Alianca de Energia Eletrica SA Units	6,637,000	41,880,262

		239,424,167
FOOD & STAPLES RETAILING — 2.04%
Atacadao Distribuicao Comercio e Industria Ltda[a]	11,285,300	51,584,981
Raia Drogasil SA	5,301,800	126,867,851

		178,452,832
FOOD PRODUCTS — 2.46%
BRF SAa	10,635,650	97,951,103
JBS SA	21,214,107	64,711,597
M. Dias Branco SA	2,853,500	52,550,952

		215,213,652

Security	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 0.92%
Odontoprev SA	5,181,465	$24,418,078
Qualicorp SA	6,298,505	55,738,982

		80,157,060
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.63%
Engie Brasil Energia SA	4,530,375	54,594,592

		54,594,592
INSURANCE — 2.65%
BB Seguridade Participacoes SA	15,859,095	142,054,533
Porto Seguro SA	3,373,320	47,545,771
Sul America SA Units	6,420,749	42,195,611

		231,795,915
IT SERVICES — 2.30%
Cielo SA	27,000,696	201,045,583

		201,045,583
MACHINERY — 1.12%
WEG SA	13,568,370	97,771,617

		97,771,617
METALS & MINING — 10.73%
Cia. Siderurgica Nacional SAa	17,739,969	55,424,605
Vale SA	63,683,831	883,095,525

		938,520,130
MULTILINE RETAIL — 1.94%
Lojas Renner SA	15,978,090	169,777,196

		169,777,196
OIL, GAS & CONSUMABLE FUELS — 6.66%
Cosan SA Industria e Comercio	4,308,050	57,511,390
Petroleo Brasileiro SAa	47,616,969	339,309,837
Ultrapar Participacoes SA	8,005,455	185,650,167

		582,471,394
PAPER & FOREST PRODUCTS — 2.12%
Fibria Celulose SA	5,856,551	111,173,066
Suzano Papel e Celulose SA	11,120,430	74,449,974

		185,623,040
PERSONAL PRODUCTS — 0.58%
Natura Cosmeticos SA	4,831,465	51,054,773

		51,054,773
PHARMACEUTICALS — 1.02%
Hypera SA	8,382,700	89,071,429

		89,071,429

14	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRAZIL ETF

February 28, 2018

Security	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.46%
BR Malls Participacoes SA	20,735,838	$76,145,763
Multiplan Empreendimentos Imobiliarios SA	2,387,646	51,592,997

		127,738,760
ROAD & RAIL — 2.39%
Localiza Rent a Car SA	12,027,831	96,037,533
Rumo SAa	25,699,590	112,647,068

		208,684,601
TRANSPORTATION INFRASTRUCTURE — 1.25%
CCR SA	27,969,265	109,337,335

		109,337,335
WATER UTILITIES — 1.09%
Cia. de Saneamento Basico do Estado de Sao Paulo	8,242,100	95,518,296

		95,518,296
WIRELESS TELECOMMUNICATION SERVICES — 1.02%
TIM Participacoes SA	20,633,625	89,552,632

		89,552,632

TOTAL COMMON STOCKS
(Cost: $3,719,186,892)		5,562,367,565

PREFERRED STOCKS — 35.26%

BANKS — 23.08%
Banco Bradesco SA, Preference Shares	60,060,718	716,753,840
Itau Unibanco Holding SA, Preference Shares	64,800,698	1,004,897,011
Itausa-Investimentos Itau SA, Preference Shares	73,513,292	296,881,690

		2,018,532,541
CHEMICALS — 0.74%
Braskem SA Class A, Preference Shares	4,509,156	64,457,162

		64,457,162
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.80%
Telefonica Brasil SA, Preference Shares	10,085,464	157,238,554

		157,238,554
ELECTRIC UTILITIES — 1.24%
Centrais Eletricas Brasileiras SA Class B, Preference Shares	6,495,246	55,780,643

Security	Shares	Value
Cia. Energetica de Minas Gerais, Preference Shares	20,884,420	$52,777,557

		108,558,200
FOOD & STAPLES RETAILING — 0.95%
Cia. Brasileira de Distribuicao, Preference Shares	3,947,764	83,226,581

		83,226,581
METALS & MINING — 1.40%
Gerdau SA, Preference Shares	23,990,026	122,728,505

		122,728,505
MULTILINE RETAIL — 1.06%
Lojas Americanas SA, Preference Shares	17,863,717	92,817,097

		92,817,097
OIL, GAS & CONSUMABLE FUELS — 4.99%
Petroleo Brasileiro SA, Preference Shares	66,153,483	436,984,608

		436,984,608

TOTAL PREFERRED STOCKS
(Cost: $1,804,041,562)		3,084,543,248

RIGHTS — 0.04%

DIVERSIFIED FINANCIAL SERVICES — 0.04%
Itausa-Investimentos Itau SA (Expires 03/29/18)[a]	1,962,733	3,262,411

		3,262,411

TOTAL RIGHTS
(Cost: $0)		3,262,411

SHORT-TERM INVESTMENTS — 0.07%

MONEY MARKET FUNDS — 0.07%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[b,c]	6,244,689	6,244,689

		6,244,689

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,244,689)		6,244,689

TOTAL INVESTMENTS IN SECURITIES — 98.97%
(Cost: $5,529,473,143)		8,656,417,913
Other Assets, Less Liabilities — 1.03%		89,844,090

NET ASSETS — 100.00%		$8,746,262,003

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRAZIL ETF

February 28, 2018

[a]	Non-income producing security.
[b]	Affiliate of the Fund.
[c]	Annualized 7-day yield as of period end.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased		Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	16,859	6,227,830	[b]	—	6,244,689	$6,244,689	$31,463	$—	$—

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.

Futures Contracts (Note 5)

Futures contracts outstanding as of February 28, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts
MSCI Emerging Markets E-Mini	1,978	Mar 2018	$116,999	$54,106

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$5,562,367,565	$—	$—	$5,562,367,565
Preferred stocks	3,084,543,248	—	—	3,084,543,248
Rights	3,262,411	—	—	3,262,411
Money market funds	6,244,689	—	—	6,244,689

Total	$8,656,417,913	$—	$—	$8,656,417,913

Derivative financial instruments[a]
Assets
Futures contracts	$54,106	$—	$—	$54,106

Total	$54,106	$—	$—	$54,106

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

16	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI CHILE ETF

February 28, 2018

Security	Shares	Value
COMMON STOCKS — 92.15%

AIRLINES — 4.54%
Latam Airlines Group SA	1,371,504	$22,469,630

		22,469,630
BANKS — 17.19%
Banco de Chile	116,934,593	19,846,652
Banco de Credito e Inversiones SA	289,416	21,570,780
Banco Santander Chile	393,425,980	32,305,296
Itau CorpBanca	1,111,889,521	11,362,525

		85,085,253
BEVERAGES — 4.45%
Cia. Cervecerias Unidas SA	1,012,175	14,277,204
Vina Concha y Toro SA	3,606,935	7,772,861

		22,050,065
CAPITAL MARKETS — 0.80%
Sociedad de Inversiones Oro Blanco SA	365,605,357	3,947,655

		3,947,655
CONSTRUCTION & ENGINEERING — 2.17%
Besalco SA	3,990,764	4,523,810
Salfacorp SA	3,104,208	6,223,345

		10,747,155
DIVERSIFIED FINANCIAL SERVICES — 1.28%
Inversiones La Construccion SA	318,707	6,345,521

		6,345,521
ELECTRIC UTILITIES — 12.62%
Enel Americas SA	172,352,081	39,796,298
Enel Chile SA	111,600,530	13,780,461
Engie Energia Chile SA	3,953,351	8,916,928

		62,493,687
FOOD & STAPLES RETAILING — 4.58%
Cencosud SA	7,449,871	22,660,176

		22,660,176
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 7.69%
AES Gener SA	22,769,033	6,957,406
Colbun SA	54,965,624	13,361,748
Enel Generacion Chile SA	18,981,833	17,773,025

		38,092,179
IT SERVICES — 1.53%
SONDA SA	3,750,120	7,581,969

		7,581,969

Security	Shares	Value
MARINE — 0.50%
Cia. Sud Americana de Vapores SAa	49,345,945	$2,491,901

		2,491,901
METALS & MINING — 1.76%
CAP SA	610,776	8,714,704

		8,714,704
MULTILINE RETAIL — 10.36%
Ripley Corp. SA	6,440,619	6,908,933
SACI Falabella	4,384,338	44,372,005

		51,280,938
OIL, GAS & CONSUMABLE FUELS — 8.30%
Empresas COPEC SA	2,540,581	41,063,192

		41,063,192
PAPER & FOREST PRODUCTS — 4.44%
Empresas CMPC SA	5,698,674	21,997,589

		21,997,589
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.76%
Parque Arauco SA	4,275,323	13,644,770

		13,644,770
TEXTILES, APPAREL & LUXURY GOODS — 0.88%
Forus SA	952,930	4,375,334

		4,375,334
WATER UTILITIES — 3.75%
Aguas Andinas SA Series A	18,363,444	12,275,750
Inversiones Aguas Metropolitanas SA	3,335,860	6,272,092

		18,547,842
WIRELESS TELECOMMUNICATION SERVICES — 2.55%
Empresa Nacional de Telecomunicaciones SA	1,065,897	12,636,724

		12,636,724

TOTAL COMMON STOCKS
(Cost: $271,029,717)		456,226,284

PREFERRED STOCKS — 7.78%

BEVERAGES — 1.91%
Embotelladora Andina SA Class B, Preference Shares	1,912,046	9,458,144

		9,458,144

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHILE ETF

February 28, 2018

Security	Shares	Value
CHEMICALS — 5.87%
Sociedad Quimica y Minera de Chile SA Series B, Preference Shares	573,765	$29,083,354

		29,083,354

TOTAL PREFERRED STOCKS
(Cost: $18,237,466)		38,541,498

RIGHTS — 0.00%

ELECTRIC UTILITIES — 0.00%
Enel Chile SA (Expires 03/16/18)[a]	12,277,008	2,085

		2,085

TOTAL RIGHTS
(Cost: $0)		2,085

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.06%

MONEY MARKET FUNDS — 0.06%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[b,c]	275,371	$275,371

		275,371

TOTAL SHORT-TERM INVESTMENTS
(Cost: $275,371)		275,371

TOTAL INVESTMENTS IN SECURITIES — 99.99%
(Cost: $289,542,554)		495,045,238
Other Assets, Less Liabilities — 0.01%		34,893

NET ASSETS — 100.00%		$495,080,131

[a]	Non-income producing security.
[b]	Affiliate of the Fund.
[c]	Annualized 7-day yield as of period end.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased		Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	227,709	47,662	[b]	—	275,371	$275,371	$3,601	$—	$—

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.

18	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHILE ETF

February 28, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$456,226,284	$—	$—	$456,226,284
Preferred stocks	38,541,498	—	—	38,541,498
Rights	2,085	—	—	2,085
Money market funds	275,371	—	—	275,371

Total	$495,045,238	$—	$—	$495,045,238

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited)

iSHARES® MSCI COLOMBIA ETF

February 28, 2018

Security	Shares	Value
COMMON STOCKS — 72.91%

BANKS — 7.03%
Banco de Bogota SA	6,948	$159,915
Bancolombia SA	122,351	1,286,453
Grupo Aval Acciones y Valores SA	114,753	50,207

		1,496,575
CAPITAL MARKETS — 1.92%
Bolsa de Valores de Colombia	46,658,766	408,284

		408,284
CONSTRUCTION & ENGINEERING — 1.89%
Constructora Conconcreto SA	1,167,946	401,879

		401,879
CONSTRUCTION MATERIALS — 11.67%
Cementos Argos SA	234,726	854,312
Cemex Latam Holdings SAa	184,092	605,204
Grupo Argos SA/Colombia	152,279	1,025,657

		2,485,173
DIVERSIFIED FINANCIAL SERVICES — 5.06%
Corp. Financiera Colombiana SA	17,835	150,717
Grupo de Inversiones Suramericana SA	69,281	927,954

		1,078,671
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.35%
Empresa de Telecomunicaciones de Bogota[a]	1,923,019	288,945

		288,945
ELECTRIC UTILITIES — 9.33%
Celsia SA ESP	234,419	371,434
Enel Americas SA	2,687,111	620,457
Interconexion Electrica SA ESP	208,481	995,731

		1,987,622
FOOD & STAPLES RETAILING — 4.56%
Almacenes Exito SA	165,938	970,717

		970,717
FOOD PRODUCTS — 4.66%
Grupo Nutresa SA	105,386	991,977

		991,977
GAS UTILITIES — 6.52%
Grupo Energia Bogota SA ESP	1,412,706	999,776
Promigas SA ESP	150,394	387,987

		1,387,763

Security	Shares	Value
METALS & MINING — 1.76%
Mineros SA	448,282	$375,075

		375,075
OIL, GAS & CONSUMABLE FUELS — 17.16%
Canacol Energy Ltd.[a]	185,890	613,661
Ecopetrol SA	2,754,449	2,410,257
Empresas COPEC SA	38,976	629,966

		3,653,884

TOTAL COMMON STOCKS
(Cost: $12,701,774)		15,526,565

PREFERRED STOCKS — 26.91%

AIRLINES — 2.94%
Avianca Holdings SA, Preference Shares	541,894	626,257

		626,257
BANKS — 19.83%
Banco Davivienda SA, Preference Shares	87,725	908,312
Bancolombia SA, Preference Shares	256,537	2,699,133
Grupo Aval Acciones y Valores SA, Preference Shares	1,422,682	615,013

		4,222,458
CONSTRUCTION MATERIALS — 3.91%
Cementos Argos SA, Preference Shares	78,764	236,695
Grupo Argos SA/Colombia, Preference Shares	103,269	595,471

		832,166
DIVERSIFIED FINANCIAL SERVICES — 0.23%
Grupo de Inversiones Suramericana SA, Preference Shares	3,973	49,226

		49,226

TOTAL PREFERRED STOCKS
(Cost: $4,903,406)		5,730,107

20	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI COLOMBIA ETF

February 28, 2018

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[b,c]	11,069	$11,069

		11,069

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,069)		11,069

Value
TOTAL INVESTMENTS IN SECURITIES — 99.87%
(Cost: $17,616,249)	$21,267,741
Other Assets, Less Liabilities — 0.13%	26,857

NET ASSETS — 100.00%	$21,294,598

[a]	Non-income producing security.
[b]	Affiliate of the Fund.
[c]	Annualized 7-day yield as of period end.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased	Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	59,106	—	(59,106)[b]	—	$—	$806	[c]	$(15)	$4
BlackRock Cash Funds: Treasury, SL Agency Shares	57,311	—	(46,242)[b]	11,069	11,069	210		—	—

					$11,069	$1,016		$(15)	$4

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$15,526,565	$—	$—	$15,526,565
Preferred stocks	5,730,107	—	—	5,730,107
Money market funds	11,069	—	—	11,069

Total	$21,267,741	$—	$—	$21,267,741

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited)

iSHARES® MSCI ISRAEL ETF

February 28, 2018

Security	Shares	Value
COMMON STOCKS — 99.96%

AEROSPACE & DEFENSE — 3.15%
Elbit Systems Ltd.	26,213	$3,748,001

		3,748,001
AIRLINES — 0.09%
El Al Israel Airlines	294,706	106,447

		106,447
BANKS — 20.44%
Bank Hapoalim BM	1,074,937	7,703,424
Bank Leumi Le-Israel BM	1,468,956	8,912,116
First International Bank of Israel Ltd.	52,321	1,153,771
Israel Discount Bank Ltd. Class Aa	1,253,655	3,608,107
Mizrahi Tefahot Bank Ltd.	156,727	2,905,801

		24,283,219
BUILDING PRODUCTS — 0.50%
Caesarstone Ltd.[b]	27,694	599,575

		599,575
CHEMICALS — 6.42%
Frutarom Industries Ltd.	43,129	3,972,106
Israel Chemicals Ltd.	652,129	2,800,295
Israel Corp. Ltd. (The)[a]	4,345	856,607

		7,629,008
COMMUNICATIONS EQUIPMENT — 1.55%
Ituran Location and Control Ltd.	21,542	744,276
Radware Ltd.[a]	53,223	1,100,120

		1,844,396
CONSTRUCTION & ENGINEERING — 1.39%
Electra Ltd./Israel	2,474	640,831
Shapir Engineering and Industry Ltd.	131,627	504,604
Shikun & Binui Ltd.	268,260	500,920

		1,646,355
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.28%
B Communications Ltd.[a]	20,655	361,495
Bezeq The Israeli Telecommunication Corp. Ltd.	2,307,353	3,539,506

		3,901,001
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.41%
Orbotech Ltd.[a]	52,195	2,868,637

		2,868,637

Security	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.74%
REIT 1 Ltd.	207,170	$875,295

		875,295
FOOD & STAPLES RETAILING — 1.00%
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	8,966	510,677
Shufersal Ltd.	94,128	674,287

		1,184,964
FOOD PRODUCTS — 1.03%
Strauss Group Ltd.	54,314	1,227,108

		1,227,108
HEALTH CARE EQUIPMENT & SUPPLIES — 0.92%
Mazor Robotics Ltd.[a]	33,361	1,087,855

		1,087,855
HOUSEHOLD DURABLES — 1.08%
SodaStream International Ltd.[a,b]	15,811	1,279,426

		1,279,426
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.67%
Kenon Holdings Ltd./Singapore[a]	25,741	798,630

		798,630
INSURANCE — 3.24%
Clal Insurance Enterprises Holdings Ltd.[a]	28,338	516,593
Harel Insurance Investments & Financial Services Ltd.	134,599	1,076,932
IDI Insurance Co. Ltd.	9,046	613,906
Menora Mivtachim Holdings Ltd.	37,024	512,223
Migdal Insurance & Financial Holding Ltd.	511,069	565,852
Phoenix Holdings Ltd. (The)[a]	93,935	559,356

		3,844,862
INTERNET SOFTWARE & SERVICES — 2.00%
Wix.com Ltd.[a,b]	31,647	2,375,107

		2,375,107
IT SERVICES — 0.62%
Formula Systems 1985 Ltd.	5,384	192,300
Matrix IT Ltd.	47,589	538,681

		730,981
MACHINERY — 0.39%
Kornit Digital Ltd.[a,b]	35,778	457,958

		457,958

22	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ISRAEL ETF

February 28, 2018

Security	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 3.48%
Delek Group Ltd.	5,158	$889,221
Jerusalem Oil Exploration[a]	11,470	684,683
Naphtha Israel Petroleum Corp. Ltd.	54,051	360,124
Oil Refineries Ltd.	1,754,993	837,455
Paz Oil Co. Ltd.[a]	8,376	1,369,261

		4,140,744
PHARMACEUTICALS — 14.97%
Teva Pharmaceutical Industries Ltd. ADR[b]	950,296	17,789,541

		17,789,541
REAL ESTATE MANAGEMENT & DEVELOPMENT — 8.23%
Africa Israel Properties Ltd.[a]	19,187	472,852
Airport City Ltd.[a]	95,182	1,137,125
Alony Hetz Properties & Investments Ltd.	124,093	1,203,590
Amot Investments Ltd.	155,890	897,325
Azrieli Group Ltd.	47,823	2,363,244
Bayside Land Corp.	1,020	475,572
Big Shopping Centers Ltd.	2,960	196,535
Blue Square Real Estate Ltd.	4,609	179,343
Brack Capital Properties NVa	1,186	146,161
Gazit-Globe Ltd.	117,123	1,193,293
Jerusalem Economy Ltd.[a]	86,476	216,280
Melisron Ltd.	21,428	945,406
Norstar Holdings Inc.	18,880	353,577

		9,780,303
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.68%
Nova Measuring Instruments Ltd.[a]	11,257	308,919
Tower Semiconductor Ltd.[a]	97,875	2,881,690

		3,190,609
SOFTWARE — 17.85%
Check Point Software Technologies Ltd.[a,b]	135,900	14,118,651
CyberArk Software Ltd.[a,b]	26,791	1,326,422
Nice Ltd.	55,413	5,406,458
Sapiens International Corp. NVb	37,253	358,104

		21,209,635
SPECIALTY RETAIL — 0.31%
Delek Automotive Systems Ltd.	55,330	364,031

		364,031

Security	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 0.37%
Delta-Galil Industries Ltd.[b]	13,388	$441,187

		441,187
WIRELESS TELECOMMUNICATION SERVICES — 1.15%
Cellcom Israel Ltd.[a]	73,334	610,387
Partner Communications Co. Ltd.[a]	143,467	753,144

		1,363,531

TOTAL COMMON STOCKS
(Cost: $122,629,790)		118,768,406

SHORT-TERM INVESTMENTS — 9.19%

MONEY MARKET FUNDS — 9.19%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.58%[c,d,e]	10,911,435	10,912,526
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[c,d]	9,100	9,100

		10,921,626

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,921,381)		10,921,626

TOTAL INVESTMENTS IN SECURITIES — 109.15%
(Cost: $133,551,171)		129,690,032
Other Assets, Less Liabilities — (9.15)%		(10,869,912)

NET ASSETS — 100.00%		$118,820,120

ADR  —  American Depositary Receipts

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ISRAEL ETF

February 28, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased	Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	15,525,641	—	(4,614,206)[b]	10,911,435	$10,912,526	$26,894	[c]	$(1,679)	$(301)
BlackRock Cash Funds: Treasury, SL Agency Shares	40,997	—	(31,897)[b]	9,100	9,100	120		—	—

					$10,921,626	$27,014		$(1,679)	$(301)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$118,768,406	$—	$—	$118,768,406
Money market funds	10,921,626	—	—	10,921,626

Total	$129,690,032	$—	$—	$129,690,032

See notes to financial statements.

24	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI RUSSIA ETF

February 28, 2018

Security	Shares	Value
COMMON STOCKS — 96.48%

BANKS — 24.68%
Sberbank of Russia PJSC	11,591,520	$56,086,506
Sberbank of Russia PJSC ADR	5,885,786	120,364,324
VTB Bank PJSC	7,757,295,000	7,269,859
VTB Bank PJSC GDR	8,306,686	17,776,308

		201,496,997
CAPITAL MARKETS — 2.38%
Moscow Exchange MICEX-RTS PJSC	9,781,210	19,432,983

		19,432,983
CHEMICALS — 1.78%
PhosAgro PJSC GDR	944,317	14,542,482

		14,542,482
ELECTRIC UTILITIES — 3.71%
Inter RAO UES PJSC	237,861,000	15,717,268
RusHydro PJSC	1,052,364,000	14,608,508

		30,325,776
FOOD & STAPLES RETAILING — 4.40%
Magnit PJSC GDR	1,736,143	35,938,160

		35,938,160
METALS & MINING — 17.25%
Alrosa PJSC	16,469,300	25,246,247
Magnitogorsk Iron & Steel Works PJSC	18,076,400	15,309,432
MMC Norilsk Nickel PJSC	190,612	37,782,127
Novolipetsk Steel PJSC	7,705,710	19,997,411
Polyus PJSC	203,665	16,807,631
Severstal PJSC	1,576,255	25,713,976

		140,856,824
OIL, GAS & CONSUMABLE FUELS — 38.35%
Gazprom PJSC	33,122,290	84,227,311
Gazprom PJSC ADR	1,446,864	7,240,107
LUKOIL PJSC	1,397,683	93,758,157
LUKOIL PJSC ADR	61,068	4,097,663
Novatek PJSC GDR	278,459	38,009,654
Rosneft Oil Co. PJSC	1,363,360	8,003,739
Rosneft Oil Co. PJSC GDR	3,485,602	20,390,772

Security	Shares	Value
Surgutneftegas OJSC	30,493,746	$15,553,584
Surgutneftegas OJSC ADR	696,229	3,481,145
Tatneft PJSC Class S	3,633,415	38,336,489

		313,098,621
WIRELESS TELECOMMUNICATION SERVICES — 3.93%
Mobile TeleSystems PJSC ADR	2,681,715	32,073,311

		32,073,311

TOTAL COMMON STOCKS
(Cost: $658,564,978)		787,765,154

PREFERRED STOCKS — 3.41%

OIL, GAS & CONSUMABLE FUELS — 3.41%
Surgutneftegas OJSC, Preference Shares	35,955,200	18,840,595
Transneft PJSC, Preference Shares	2,740	9,003,952

		27,844,547

TOTAL PREFERRED STOCKS
(Cost: $26,754,310)		27,844,547

SHORT-TERM INVESTMENTS — 0.16%

MONEY MARKET FUNDS — 0.16%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[a,b]	1,290,488	1,290,488

		1,290,488

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,290,488)		1,290,488

TOTAL INVESTMENTS IN SECURITIES — 100.05%
(Cost: $686,609,776)		816,900,189
Other Assets, Less Liabilities — (0.05)%		(381,846)

NET ASSETS — 100.00%		$816,518,343

ADR — American Depositary Receipts

GDR — Global Depositary Receipts

[a]	Affiliate of the Fund.
[b]	Annualized 7-day yield as of period end.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI RUSSIA ETF

February 28, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased		Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,026,049	264,439	[b]	—	1,290,488	$1,290,488	$9,867	$—	$—

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$787,765,154	$—	$—	$787,765,154
Preferred stocks	27,844,547	—	—	27,844,547
Money market funds	1,290,488	—	—	1,290,488

Total	$816,900,189	$—	$—	$816,900,189

See notes to financial statements.

26	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI SOUTH AFRICA ETF

February 28, 2018

Security	Shares	Value
COMMON STOCKS — 99.75%

BANKS — 11.70%
Barclays Africa Group Ltd.	958,156	$16,113,012
Capitec Bank Holdings Ltd.	65,442	4,615,300
Nedbank Group Ltd.	328,772	8,009,461
Standard Bank Group Ltd.	1,728,547	31,896,204

		60,633,977
CAPITAL MARKETS — 1.90%
Brait SEa	741,515	2,817,490
Coronation Fund Managers Ltd.	434,740	2,944,612
Investec Ltd.	472,088	4,099,462

		9,861,564
CHEMICALS — 5.04%
Sasol Ltd.	739,385	26,105,153

		26,105,153
DISTRIBUTORS — 0.98%
Imperial Holdings Ltd.	240,276	5,102,411

		5,102,411
DIVERSIFIED FINANCIAL SERVICES — 10.71%
FirstRand Ltd.	4,510,018	28,235,970
PSG Group Ltd.	245,701	4,527,372
Remgro Ltd.	733,591	15,008,978
RMB Holdings Ltd.	1,044,446	7,708,748

		55,481,068
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.47%
Telkom SA SOC Ltd.	557,850	2,445,726

		2,445,726
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.13%
Fortress REIT Ltd. Series A	2,070,675	2,792,769
Fortress REIT Ltd. Series B	1,367,117	1,853,129
Growthpoint Properties Ltd.	3,229,034	8,070,020
Hyprop Investments Ltd.	421,489	3,897,535
Redefine Properties Ltd.	7,558,494	7,261,533
Resilient REIT Ltd.	477,037	2,681,874

		26,556,860
FOOD & STAPLES RETAILING — 6.56%
Bid Corp. Ltd.	474,778	10,855,287
Pick n Pay Stores Ltd.	629,310	3,873,825
Shoprite Holdings Ltd.	619,325	13,639,710
SPAR Group Ltd. (The)	302,430	5,600,864

		33,969,686

Security	Shares	Value
FOOD PRODUCTS — 2.21%
Pioneer Foods Group Ltd.	256,007	$2,852,053
Tiger Brands Ltd.	238,511	8,619,635

		11,471,688
HEALTH CARE PROVIDERS & SERVICES — 1.67%
Life Healthcare Group Holdings Ltd.	2,119,230	4,876,271
Netcare Ltd.	1,755,628	3,792,737

		8,669,008
HOUSEHOLD DURABLES — 0.39%
Steinhoff International Holdings NV Class Hb	4,067,720	1,998,753

		1,998,753
INDUSTRIAL CONGLOMERATES — 1.78%
Bidvest Group Ltd. (The)	484,365	9,237,353

		9,237,353
INSURANCE — 6.43%
Discovery Ltd.	524,757	7,947,987
Liberty Holdings Ltd.	252,305	2,849,500
MMI Holdings Ltd./South Africa	1,728,011	3,195,805
Rand Merchant Investment Holdings Ltd.	1,133,114	4,287,186
Sanlam Ltd.	1,944,474	15,031,939

		33,312,417
MEDIA — 21.98%
Naspers Ltd. Class N	410,886	113,862,807

		113,862,807
METALS & MINING — 3.88%
Anglo American Platinum Ltd.[a]	100,820	3,124,342
AngloGold Ashanti Ltd.	621,768	5,698,431
Gold Fields Ltd.	1,291,329	5,011,609
Kumba Iron Ore Ltd.	116,379	3,454,767
Sibanye Gold Ltd.	2,939,322	2,826,331

		20,115,480
MULTILINE RETAIL — 1.56%
Woolworths Holdings Ltd./South Africa	1,460,351	8,085,052

		8,085,052
OIL, GAS & CONSUMABLE FUELS — 0.85%
Exxaro Resources Ltd.	392,750	4,406,054

		4,406,054
PAPER & FOREST PRODUCTS — 2.02%
Mondi Ltd.	190,110	4,961,100
Sappi Ltd.	848,338	5,505,258

		10,466,358

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SOUTH AFRICA ETF

February 28, 2018

Security	Shares	Value
PHARMACEUTICALS — 2.39%
Aspen Pharmacare Holdings Ltd.	540,181	$12,360,723

		12,360,723
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.09%
NEPI Rockcastle PLC	559,875	5,655,313

		5,655,313
SPECIALTY RETAIL — 3.97%
Foschini Group Ltd. (The)	342,782	6,229,100
Mr. Price Group Ltd.	355,152	8,508,303
Truworths International Ltd.	677,508	5,813,238

		20,550,641
WIRELESS TELECOMMUNICATION SERVICES — 7.04%
MTN Group Ltd.	2,274,757	24,763,848
Vodacom Group Ltd.	849,901	11,718,428

		36,482,276

TOTAL COMMON STOCKS
(Cost: $508,919,910)		516,830,368

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.40%

MONEY MARKET FUNDS — 0.40%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.58%[c,d,e]	2,053,061	$2,053,266
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[c,d]	19,174	19,174

		2,072,440

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,072,618)		2,072,440

TOTAL INVESTMENTS IN SECURITIES — 100.15%
(Cost: $510,992,528)		518,902,808
Other Assets, Less Liabilities — (0.15)%		(769,608)

NET ASSETS — 100.00%		$518,133,200

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased		Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	2,053,061	[b]	—	2,053,061	$2,053,266	$16,842	[c]	$(1,001)	$(178)
BlackRock Cash Funds: Treasury, SL Agency Shares	225,602	—		(206,428)[b]	19,174	19,174	1,603		—	—

						$2,072,440	$18,445		$(1,001)	$(178)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

28	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SOUTH AFRICA ETF

February 28, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$516,830,368	$—	$—	$516,830,368
Money market funds	2,072,440	—	—	2,072,440

Total	$518,902,808	$—	$—	$518,902,808

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited)

iSHARES® MSCI TURKEY ETF

February 28, 2018

Security	Shares	Value
COMMON STOCKS — 99.83%

AEROSPACE & DEFENSE — 2.32%
Aselsan Elektronik Sanayi Ve Ticaret ASa	1,096,130	$8,973,035

		8,973,035
AIRLINES — 4.38%
Pegasus Hava Tasimaciligi ASb	196,134	1,827,139
Turk Hava Yollari AOb	3,025,323	15,156,618

		16,983,757
AUTO COMPONENTS — 0.29%
Goodyear Lastikleri TAS[a]	445,334	476,168
Kordsa Teknik Tekstil ASa	322,266	640,900

		1,117,068
AUTOMOBILES — 3.05%
Ford Otomotiv Sanayi AS	384,647	6,335,921
Tofas Turk Otomobil Fabrikasi AS	685,092	5,467,849

		11,803,770
BANKS — 29.89%
Akbank Turk AS	12,057,453	33,671,984
Albaraka Turk Katilim Bankasi ASa	1,736,138	729,767
Turkiye Garanti Bankasi AS	12,660,326	39,014,206
Turkiye Halk Bankasi AS	3,425,410	8,666,001
Turkiye Is Bankasi AS Class C	8,631,983	17,234,712
Turkiye Sinai Kalkinma Bankasi AS	5,919,366	2,628,099
Turkiye Vakiflar Bankasi TAO Class D	4,110,527	7,937,152
Yapi ve Kredi Bankasi ASb	4,764,742	5,958,353

		115,840,274
BEVERAGES — 3.02%
Anadolu Efes Biracilik Ve Malt Sanayii AS	1,135,798	7,662,597
Coca-Cola Icecek AS	418,213	4,056,384

		11,718,981
BUILDING PRODUCTS — 0.71%
Trakya Cam Sanayii AS	2,167,675	2,761,950

		2,761,950
CAPITAL MARKETS — 0.24%
Verusa Holding ASa	135,431	932,179

		932,179
CHEMICALS — 3.16%
Gubre Fabrikalari TAS[a,b]	442,098	526,135
Petkim Petrokimya Holding AS	3,699,469	7,843,191
Sasa Polyester Sanayi ASa	450,297	1,224,388

Security	Shares	Value
Soda Sanayii AS	1,978,616	$2,635,417

		12,229,131
CONSTRUCTION & ENGINEERING — 1.00%
Tekfen Holding AS	811,090	3,871,719

		3,871,719
CONSTRUCTION MATERIALS — 0.59%
Adana Cimento Sanayii TAS Class Aa	291,304	474,480
Akcansa Cimento AS	264,559	756,191
Cimsa Cimento Sanayi VE Ticaret ASa	294,461	1,038,150

		2,268,821
CONTAINERS & PACKAGING — 0.23%
Anadolu Cam Sanayii AS	1,036,416	876,738

		876,738
DIVERSIFIED FINANCIAL SERVICES — 3.66%
Haci Omer Sabanci Holding AS	5,032,243	14,198,608

		14,198,608
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.28%
Turk Telekomunikasyon ASb	2,877,225	4,943,465

		4,943,465
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.07%
Emlak Konut Gayrimenkul Yatirim Ortakligi ASa,b	10,413,290	7,222,237
Is Gayrimenkul Yatirim Ortakligi AS	2,257,109	818,298

		8,040,535
FOOD & STAPLES RETAILING — 6.25%
BIM Birlesik Magazalar AS	1,164,747	23,010,672
Migros Ticaret ASb	194,389	1,229,725

		24,240,397
FOOD PRODUCTS — 1.29%
Ulker Biskuvi Sanayi AS	843,437	4,998,867

		4,998,867
GAS UTILITIES — 0.43%
Aygaz AS	410,663	1,684,102

		1,684,102
HEALTH CARE PROVIDERS & SERVICES — 0.17%
Selcuk Ecza Deposu Ticaret ve Sanayi AS	686,520	676,339

		676,339

30	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI TURKEY ETF

February 28, 2018

Security	Shares	Value
HOUSEHOLD DURABLES — 2.00%
Arcelik AS	1,296,208	$6,453,032
Vestel Elektronik Sanayi ve Ticaret ASb	457,785	1,304,883

		7,757,915
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.92%
Aksa Enerji Uretim ASa,b	834,920	1,046,269
Zorlu Enerji Elektrik Uretim ASa,b	4,384,689	2,499,645

		3,545,914
INDUSTRIAL CONGLOMERATES — 8.02%
AG Anadolu Grubu Holding ASa	477,511	3,665,586
Alarko Holding ASa	432,331	776,877
Dogan Sirketler Grubu Holding ASa,b	7,127,357	1,497,954
Enka Insaat ve Sanayi AS	1	2
KOC Holding AS	4,169,515	19,705,915
Turkiye Sise ve Cam Fabrikalari AS	4,315,834	5,419,666

		31,066,000
INSURANCE — 0.66%
Anadolu Anonim Turk Sigorta Sirketi	953,009	1,031,511
Anadolu Hayat Emeklilik AS	475,373	934,149
AvivaSA Emeklilik ve Hayat ASa	130,430	608,213

		2,573,873
MACHINERY — 0.75%
Otokar Otomotiv Ve Savunma Sanayi ASa	45,944	1,436,335
Turk Traktor ve Ziraat Makineleri AS	73,013	1,488,476

		2,924,811
MEDIA — 0.31%
Besiktas Futbol Yatirimlari Sanayi ve Ticaret ASa,b	663,303	665,664
Fenerbahce Futbol ASa,b	54,472	518,038

		1,183,702
METALS & MINING — 8.31%
Borusan Mannesmann Boru Sanayi ve Ticaret ASa	235,064	836,768
Eregli Demir ve Celik Fabrikalari TAS	7,672,922	22,899,132
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class Ab	1,129,042	937,297
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class Db	4,274,411	3,862,910
Koza Altin Isletmeleri ASb	250,748	2,159,366

Security	Shares	Value
Koza Anadolu Metal Madencilik Isletmeleri ASb	1,061,853	$1,520,340

		32,215,813
OIL, GAS & CONSUMABLE FUELS — 5.63%
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim ASa,b	574,389	752,986
Tupras Turkiye Petrol Rafinerileri AS	686,230	21,074,830

		21,827,816
PERSONAL PRODUCTS — 0.26%
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret ASa	933,194	1,024,774

		1,024,774
SOFTWARE — 0.30%
Logo Yazilim Sanayi Ve Ticaret ASa,b	81,876	1,176,586

		1,176,586
TEXTILES, APPAREL & LUXURY GOODS — 0.96%
Aksa Akrilik Kimya Sanayii AS	405,166	1,639,206
Mavi Giyim Sanayi Ve Ticaret AS Class Bb,c	149,688	2,097,980

		3,737,186
TRANSPORTATION INFRASTRUCTURE — 1.41%
TAV Havalimanlari Holding AS	895,921	5,460,565

		5,460,565
WIRELESS TELECOMMUNICATION SERVICES — 6.27%
Turkcell Iletisim Hizmetleri AS	6,028,725	24,295,772

		24,295,772

TOTAL COMMON STOCKS
(Cost: $508,406,593)		386,950,463

SHORT-TERM INVESTMENTS — 4.56%

MONEY MARKET FUNDS — 4.56%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.58%[d,e,f]	17,534,009	17,535,763
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[d,e]	140,120	140,120

		17,675,883

TOTAL SHORT-TERM INVESTMENTS
(Cost: $17,674,992)		17,675,883

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI TURKEY ETF

February 28, 2018

Value
TOTAL INVESTMENTS IN SECURITIES — 104.39%
(Cost: $526,081,585)	$404,626,346
Other Assets, Less Liabilities — (4.39)%	(17,007,397)

NET ASSETS — 100.00%	$387,618,949

[a]	All or a portion of this security is on loan.
[b]	Non-income producing security.
[c]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[d]	Affiliate of the Fund.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased		Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	15,951,030	1,582,979	[b]	—	17,534,009	$17,535,763	$572,786	[c]	$(500)	$(3,039)
BlackRock Cash Funds: Treasury, SL Agency Shares	100,988	39,132	[b]	—	140,120	140,120	961		—	—

						$17,675,883	$573,747		$(500)	$(3,039)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$386,950,463	$—	$—	$386,950,463
Money market funds	17,675,883	—	—	17,675,883

Total	$404,626,346	$—	$—	$404,626,346

See notes to financial statements.

32	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI USA EQUAL WEIGHTED ETF

February 28, 2018

Security	Shares	Value
COMMON STOCKS — 99.91%

AEROSPACE & DEFENSE — 2.24%
Arconic Inc.	9,319	$227,290
Boeing Co. (The)	667	241,594
General Dynamics Corp.	1,049	233,350
Harris Corp.	1,471	229,697
Huntington Ingalls Industries Inc.	879	230,307
L3 Technologies Inc.	1,088	225,814
Lockheed Martin Corp.	650	229,086
Northrop Grumman Corp.	662	231,726
Raytheon Co.	1,071	232,953
Rockwell Collins Inc.	1,687	232,334
Spirit AeroSystems Holdings Inc. Class A	2,526	230,599
Textron Inc.	3,874	231,859
TransDigm Group Inc.	787	226,900
United Technologies Corp.	1,726	232,561

		3,236,070
AIR FREIGHT & LOGISTICS — 0.65%
CH Robinson Worldwide Inc.	2,559	238,908
Expeditors International of Washington Inc.	3,584	232,817
FedEx Corp.	941	231,872
United Parcel Service Inc. Class B	2,194	229,075

		932,672
AIRLINES — 0.65%
American Airlines Group Inc.	4,352	236,096
Delta Air Lines Inc.	4,464	240,610
Southwest Airlines Co.	4,056	234,599
United Continental Holdings Inc.[a]	3,457	234,350

		945,655
AUTO COMPONENTS — 0.78%
Aptiv PLC	2,481	226,590
Autoliv Inc.[b]	1,578	226,348
BorgWarner Inc.	4,414	216,639
Goodyear Tire & Rubber Co. (The)	7,916	229,089
Lear Corp.	1,219	227,429

		1,126,095
AUTOMOBILES — 0.63%
Ford Motor Co.	21,692	230,152
General Motors Co.	5,636	221,777
Harley-Davidson Inc.	4,941	224,222
Tesla Inc.[a]	666	228,478

		904,629

Security	Shares	Value
BANKS — 3.52%
Bank of America Corp.	7,276	$233,560
BB&T Corp.	4,286	232,944
CIT Group Inc.	4,320	229,176
Citigroup Inc.	3,107	234,547
Citizens Financial Group Inc.	5,073	220,625
Comerica Inc.	2,385	231,870
East West Bancorp. Inc.	3,522	230,867
Fifth Third Bancorp.	7,015	231,846
First Republic Bank/CA	2,411	223,741
Huntington Bancshares Inc./OH	14,659	230,146
JPMorgan Chase & Co.	2,026	234,003
KeyCorp	11,231	237,311
M&T Bank Corp.	1,220	231,605
People’s United Financial Inc.	11,867	227,134
PNC Financial Services Group Inc. (The)[c]	1,478	233,021
Regions Financial Corp.	11,941	231,775
Signature Bank/New York NYa	1,565	228,787
SunTrust Banks Inc.	3,289	229,704
SVB Financial Group[a]	946	235,535
U.S. Bancorp.	4,315	234,563
Wells Fargo & Co.	3,936	229,902
Zions BanCorp.	4,214	231,644

		5,084,306
BEVERAGES — 1.12%
Brown-Forman Corp. Class B	3,395	236,937
Coca-Cola Co. (The)	5,298	228,980
Constellation Brands Inc. Class A	1,082	233,149
Dr Pepper Snapple Group Inc.	2,008	233,430
Molson Coors Brewing Co. Class B	2,939	224,099
Monster Beverage Corp.[a]	3,623	229,590
PepsiCo Inc.	2,110	231,530

		1,617,715
BIOTECHNOLOGY — 2.38%
AbbVie Inc.	1,961	227,143
Alexion Pharmaceuticals Inc.[a]	2,061	242,064
Alkermes PLC[a,b]	4,077	232,715
Alnylam Pharmaceuticals Inc.[a]	1,924	231,188
Amgen Inc.	1,264	232,285
Biogen Inc.[a]	810	234,082
BioMarin Pharmaceutical Inc.[a]	2,705	219,565
Celgene Corp.[a]	2,459	214,228
Gilead Sciences Inc.	2,904	228,632
Incyte Corp.[a]	2,707	230,528

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA EQUAL WEIGHTED ETF

February 28, 2018

Security	Shares	Value
Regeneron Pharmaceuticals Inc.[a]	730	$233,921
Seattle Genetics Inc.[a,b]	4,287	231,498
TESARO Inc.[a,b]	3,787	209,156
United Therapeutics Corp.[a]	1,962	227,298
Vertex Pharmaceuticals Inc.[a]	1,463	242,902

		3,437,205
BUILDING PRODUCTS — 1.09%
Allegion PLC	2,708	227,770
AO Smith Corp.	3,517	225,756
Fortune Brands Home & Security Inc.	3,645	221,106
Johnson Controls International PLC	6,061	223,469
Lennox International Inc.	1,139	233,073
Masco Corp.	5,415	222,665
Owens Corning	2,712	220,486

		1,574,325
CAPITAL MARKETS — 3.90%
Affiliated Managers Group Inc.	1,234	233,670
Ameriprise Financial Inc.	1,459	228,246
Bank of New York Mellon Corp. (The)	4,135	235,819
BlackRock Inc.[c]	428	235,156
Cboe Global Markets Inc.	2,097	234,885
Charles Schwab Corp. (The)	4,432	234,985
CME Group Inc.	1,444	239,935
E*TRADE Financial Corp.[a]	4,544	237,333
Eaton Vance Corp. NVS	4,252	225,058
Franklin Resources Inc.	5,955	230,280
Goldman Sachs Group Inc. (The)	882	231,904
Intercontinental Exchange Inc.	3,297	240,945
Invesco Ltd.	7,000	227,780
Moody’s Corp.	1,388	231,630
Morgan Stanley	4,203	235,452
MSCI Inc.	1,614	228,413
Nasdaq Inc.	2,896	233,852
Northern Trust Corp.	2,220	235,031
Raymond James Financial Inc.	2,634	244,198
S&P Global Inc.	1,230	235,914
SEI Investments Co.	3,133	228,176
State Street Corp.	2,257	239,581
T Rowe Price Group Inc.	2,088	233,647
TD Ameritrade Holding Corp.	4,215	242,363

		5,624,253
CHEMICALS — 2.80%
Air Products & Chemicals Inc.	1,385	222,694
Albemarle Corp.	2,028	203,672
Axalta Coating Systems Ltd.[a,b]	7,462	229,830

Security	Shares	Value
Celanese Corp. Series A	2,249	$226,834
CF Industries Holdings Inc.	5,366	221,294
Chemours Co. (The)	4,599	218,498
DowDuPont Inc.	3,143	220,953
Eastman Chemical Co.	2,272	229,654
Ecolab Inc.	1,781	232,331
FMC Corp.	2,760	216,605
International Flavors & Fragrances Inc.	1,616	228,260
LyondellBasell Industries NV Class A	2,143	231,915
Monsanto Co.	1,892	233,416
Mosaic Co. (The)	8,400	221,088
PPG Industries Inc.	1,990	223,756
Praxair Inc.	1,466	219,534
Sherwin-Williams Co. (The)	568	228,097
WR Grace & Co.	3,466	229,380

		4,037,811
COMMERCIAL SERVICES & SUPPLIES — 0.98%
Cintas Corp.	1,380	235,511
Republic Services Inc.	3,588	241,042
Rollins Inc.	4,577	230,086
Stericycle Inc.[a]	3,803	238,334
Waste Connections Inc.	3,249	229,964
Waste Management Inc.	2,791	240,919

		1,415,856
COMMUNICATIONS EQUIPMENT — 1.16%
Arista Networks Inc.[a,b]	925	249,509
Cisco Systems Inc.	5,370	240,469
CommScope Holding Co. Inc.[a]	6,028	233,344
F5 Networks Inc.[a]	1,603	238,078
Juniper Networks Inc.	8,858	227,296
Motorola Solutions Inc.	2,202	233,742
Palo Alto Networks Inc.[a]	1,424	246,879

		1,669,317
CONSTRUCTION & ENGINEERING — 0.31%
Fluor Corp.	3,968	225,779
Jacobs Engineering Group Inc.	3,683	224,884

		450,663
CONSTRUCTION MATERIALS — 0.30%
Martin Marietta Materials Inc.	1,088	221,876
Vulcan Materials Co.	1,828	215,210

		437,086
CONSUMER FINANCE — 0.81%
Ally Financial Inc.	8,432	235,253
American Express Co.	2,398	233,829

34	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA EQUAL WEIGHTED ETF

February 28, 2018

Security	Shares	Value
Capital One Financial Corp.	2,391	$234,151
Discover Financial Services	2,966	233,810
Synchrony Financial	6,347	230,967

		1,168,010
CONTAINERS & PACKAGING — 1.13%
Avery Dennison Corp.	1,950	230,393
Ball Corp.	5,830	232,908
Crown Holdings Inc.[a]	4,533	225,925
International Paper Co.	4,071	242,591
Packaging Corp. of America	1,941	231,367
Sealed Air Corp.	5,498	232,950
WestRock Co.	3,532	232,264

		1,628,398
DISTRIBUTORS — 0.32%
Genuine Parts Co.	2,481	227,855
LKQ Corp.[a]	5,878	232,063

		459,918
DIVERSIFIED CONSUMER SERVICES — 0.15%
H&R Block Inc.	8,717	220,802

		220,802
DIVERSIFIED FINANCIAL SERVICES — 0.48%
Berkshire Hathaway Inc. Class Ba	1,150	238,280
Leucadia National Corp.	9,419	225,962
Voya Financial Inc.	4,547	231,988

		696,230
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.63%
AT&T Inc.	6,426	233,264
CenturyLink Inc.	12,824	226,600
Verizon Communications Inc.	4,760	227,243
Zayo Group Holdings Inc.[a]	6,284	225,281

		912,388
ELECTRIC UTILITIES — 2.55%
Alliant Energy Corp.	5,974	230,895
American Electric Power Co. Inc.	3,511	230,251
Duke Energy Corp.	3,052	229,938
Edison International	3,860	233,877
Entergy Corp.	3,073	232,995
Eversource Energy	4,012	228,684
Exelon Corp.	6,192	229,352
FirstEnergy Corp.	7,004	226,439
NextEra Energy Inc.	1,514	230,355
OGE Energy Corp.	7,327	229,628
PG&E Corp.	5,752	236,350
Pinnacle West Capital Corp.	3,005	231,265

Security	Shares	Value
PPL Corp.	7,811	$223,785
Southern Co. (The)	5,360	230,802
Westar Energy Inc.	4,639	226,059
Xcel Energy Inc.	5,287	228,821

		3,679,496
ELECTRICAL EQUIPMENT — 0.94%
Acuity Brands Inc.	1,576	224,706
AMETEK Inc.	3,022	228,886
Eaton Corp. PLC	2,824	227,897
Emerson Electric Co.	3,199	227,321
Rockwell Automation Inc.	1,247	225,458
Sensata Technologies Holding NVa,b	4,306	227,615

		1,361,883
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.78%
Amphenol Corp. Class A	2,555	233,501
Arrow Electronics Inc.[a]	2,837	231,442
Avnet Inc.	5,569	237,796
CDW Corp./DE	3,226	235,272
Cognex Corp.	4,229	227,140
Corning Inc.	7,894	229,558
Flex Ltd.[a]	13,057	236,332
FLIR Systems Inc.	4,750	233,225
IPG Photonics Corp.[a]	962	236,306
TE Connectivity Ltd.	2,347	241,952
Trimble Inc.[a]	6,039	229,059

		2,571,583
ENERGY EQUIPMENT & SERVICES — 0.94%
Baker Hughes a GE Co.	8,223	217,087
Halliburton Co.	4,892	227,087
Helmerich & Payne Inc.	3,526	227,603
National Oilwell Varco Inc.	6,569	230,506
Schlumberger Ltd.	3,610	236,961
TechnipFMC PLC	7,550	217,591

		1,356,835
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.04%
Alexandria Real Estate Equities Inc.	1,922	233,158
American Tower Corp.	1,659	231,148
AvalonBay Communities Inc.	1,468	229,037
Boston Properties Inc.	1,946	231,321
Brixmor Property Group Inc.	14,934	232,074
Camden Property Trust	2,869	228,688
Colony NorthStar Inc. Class Ab	29,299	227,946
Crown Castle International Corp.	2,126	233,988

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA EQUAL WEIGHTED ETF

February 28, 2018

Security	Shares	Value
Digital Realty Trust Inc.	2,287	$230,164
Duke Realty Corp.	9,260	229,370
Equinix Inc.	591	231,731
Equity Residential	4,105	230,824
Essex Property Trust Inc.	1,041	233,007
Extra Space Storage Inc.[b]	2,731	232,272
Federal Realty Investment Trust	2,021	230,273
GGP Inc.	10,836	229,398
HCP Inc.	10,534	227,956
Host Hotels & Resorts Inc.	12,066	223,945
Invitation Homes Inc.	10,636	231,333
Iron Mountain Inc.	7,301	229,689
Kimco Realty Corp.	15,382	230,115
Liberty Property Trust	5,857	229,946
Macerich Co. (The)	3,921	231,104
Mid-America Apartment Communities Inc.	2,684	230,341
National Retail Properties Inc.	6,062	225,749
Prologis Inc.	3,847	233,436
Public Storage	1,194	232,161
Realty Income Corp.	4,677	230,015
Regency Centers Corp.	3,956	229,883
SBA Communications Corp.[a]	1,317	207,125
Simon Property Group Inc.	1,497	229,804
SL Green Realty Corp.	2,404	232,996
UDR Inc.	6,895	231,810
Ventas Inc.	4,642	224,301
VEREIT Inc.	33,859	231,934
Vornado Realty Trust	3,466	230,385
Welltower Inc.	4,291	225,278
Weyerhaeuser Co.	6,614	231,688

		8,725,393
FOOD & STAPLES RETAILING — 0.96%
Costco Wholesale Corp.	1,236	235,952
CVS Health Corp.	3,391	229,672
Kroger Co. (The)	8,471	229,734
Sysco Corp.	3,928	234,305
Walgreens Boots Alliance Inc.	3,310	228,026
Walmart Inc.	2,486	223,765

		1,381,454
FOOD PRODUCTS — 2.23%
Archer-Daniels-Midland Co.	5,522	229,273
Bunge Ltd.	3,050	230,062
Campbell Soup Co.	5,245	225,797
Conagra Brands Inc.	6,308	227,908

Security	Shares	Value
General Mills Inc.	4,168	$210,692
Hershey Co. (The)	2,375	233,368
Hormel Foods Corp.	6,987	226,798
Ingredion Inc.	1,801	235,283
JM Smucker Co. (The)	1,877	237,065
Kellogg Co.	3,443	227,927
Kraft Heinz Co. (The)	3,409	228,573
McCormick & Co. Inc./MD NVS	2,255	240,789
Mondelez International Inc. Class A	5,306	232,933
Tyson Foods Inc. Class A	3,087	229,611

		3,216,079
GAS UTILITIES — 0.32%
Atmos Energy Corp.	2,852	229,557
UGI Corp.	5,341	230,144

		459,701
HEALTH CARE EQUIPMENT & SUPPLIES — 2.91%
Abbott Laboratories	3,986	240,475
Align Technology Inc.[a]	881	231,280
Baxter International Inc.	3,488	236,451
Becton Dickinson and Co.	1,072	238,005
Boston Scientific Corp.[a]	8,708	237,380
Cooper Companies Inc. (The)	1,013	233,517
Danaher Corp.	2,384	233,108
DENTSPLY SIRONA Inc.	4,037	226,314
Edwards Lifesciences Corp.[a]	1,725	230,581
Hologic Inc.[a]	5,921	229,912
IDEXX Laboratories Inc.[a]	1,261	236,097
Intuitive Surgical Inc.[a]	563	240,091
Medtronic PLC	2,868	229,125
ResMed Inc.	2,459	234,269
Stryker Corp.	1,447	234,646
Teleflex Inc.	926	231,343
Varian Medical Systems Inc.[a,b]	1,924	229,610
Zimmer Biomet Holdings Inc.	1,979	230,059

		4,202,263
HEALTH CARE PROVIDERS & SERVICES — 2.73%
Aetna Inc.	1,317	233,188
AmerisourceBergen Corp.	2,374	225,910
Anthem Inc.	1,015	238,911
Cardinal Health Inc.	3,399	235,245
Centene Corp.[a]	2,301	233,367
Cigna Corp.	1,202	235,460
DaVita Inc.[a]	3,199	230,392
Envision Healthcare Corp.[a]	6,123	235,735
Express Scripts Holding Co.[a]	3,086	232,839

36	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA EQUAL WEIGHTED ETF

February 28, 2018

Security	Shares	Value
HCA Healthcare Inc.	2,293	$227,580
Henry Schein Inc.[a,b]	3,392	224,516
Humana Inc.	861	234,037
Laboratory Corp. of America Holdings[a]	1,354	233,836
McKesson Corp.	1,547	230,859
Quest Diagnostics Inc.	2,286	235,572
UnitedHealth Group Inc.	1,017	230,005
Universal Health Services Inc. Class B	1,976	225,659

		3,943,111
HEALTH CARE TECHNOLOGY — 0.35%
Cerner Corp.[a]	3,665	235,146
Veeva Systems Inc. Class Aa	3,853	268,554

		503,700
HOTELS, RESTAURANTS & LEISURE — 2.69%
Aramark	5,412	225,735
Carnival Corp.	3,351	224,215
Chipotle Mexican Grill Inc.[a,b]	735	234,031
Darden Restaurants Inc.	2,459	226,695
Domino’s Pizza Inc.	1,016	225,969
Hilton Worldwide Holdings Inc.	2,765	223,384
Las Vegas Sands Corp.	3,161	230,152
Marriott International Inc./MD Class A	1,640	231,584
McDonald’s Corp.	1,435	226,357
MGM Resorts International	6,625	226,774
Norwegian Cruise Line Holdings Ltd.[a,b]	4,031	229,364
Royal Caribbean Cruises Ltd.	1,785	225,981
Starbucks Corp.	4,162	237,650
Vail Resorts Inc.	1,089	224,193
Wyndham Worldwide Corp.	1,926	222,992
Wynn Resorts Ltd.	1,403	235,003
Yum! Brands Inc.	2,944	239,583

		3,889,662
HOUSEHOLD DURABLES — 1.53%
DR Horton Inc.	5,210	218,299
Garmin Ltd.	3,818	226,178
Leggett & Platt Inc.	5,198	225,905
Lennar Corp. Class A	3,946	223,265
Mohawk Industries Inc.[a]	926	222,129
Newell Brands Inc.	8,633	221,782
NVR Inc.[a]	75	213,238
PulteGroup Inc.	7,899	221,725
Toll Brothers Inc.	4,987	218,580
Whirlpool Corp.	1,334	216,681

		2,207,782

Security	Shares	Value
HOUSEHOLD PRODUCTS — 0.95%
Church & Dwight Co. Inc.	4,787	$235,473
Clorox Co. (The)	1,811	233,764
Colgate-Palmolive Co.	3,323	229,187
Kimberly-Clark Corp.	2,044	226,720
Procter & Gamble Co. (The)	2,852	223,939
Spectrum Brands Holdings Inc.	2,224	219,531

		1,368,614
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.33%
AES Corp./VA	22,387	243,347
Vistra Energy Corp.[a]	12,317	233,407

		476,754
INDUSTRIAL CONGLOMERATES — 0.63%
3M Co.	968	227,974
General Electric Co.	15,772	222,543
Honeywell International Inc.	1,495	225,909
Roper Technologies Inc.	825	226,949

		903,375
INSURANCE — 5.23%
Aflac Inc.	2,632	233,932
Alleghany Corp.[a]	314	190,331
Allstate Corp. (The)	2,485	229,266
American Financial Group Inc./OH	2,062	232,594
American International Group Inc.	3,789	217,261
Aon PLC	1,613	226,336
Arch Capital Group Ltd.[a]	2,622	231,365
Arthur J Gallagher & Co.	3,421	236,425
Assurant Inc.	2,625	224,359
Athene Holding Ltd. Class Aa	4,875	230,149
Axis Capital Holdings Ltd.	4,631	228,494
Brighthouse Financial Inc.[a]	4,179	226,794
Chubb Ltd.	1,612	228,775
Cincinnati Financial Corp.	3,083	229,961
Everest Re Group Ltd.	963	231,351
FNF Group	5,906	235,827
Hartford Financial Services Group Inc. (The)	4,333	228,999
Lincoln National Corp.	3,058	232,928
Loews Corp.	4,531	223,514
Markel Corp.[a]	208	231,296
Marsh & McLennan Companies Inc.	2,815	233,701
MetLife Inc.	4,945	228,410
Principal Financial Group Inc.	3,697	230,434
Progressive Corp. (The)	4,056	233,544

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA EQUAL WEIGHTED ETF

February 28, 2018

Security	Shares	Value
Prudential Financial Inc.	2,139	$227,418
Reinsurance Group of America Inc.	1,506	231,608
RenaissanceRe Holdings Ltd.	1,797	230,519
Torchmark Corp.	2,640	225,377
Travelers Companies Inc. (The)	1,722	239,358
Unum Group	4,498	229,218
Willis Towers Watson PLC	1,473	232,587
WR Berkley Corp.	3,379	231,056
XL Group Ltd.	5,350	226,359

		7,549,546
INTERNET & DIRECT MARKETING RETAIL — 0.99%
Amazon.com Inc.[a]	155	234,430
Booking Holdings Inc.[a]	127	258,323
Expedia Inc.	2,206	232,005
Liberty Interactive Corp. QVC Group Series Aa	8,168	235,810
Netflix Inc.[a]	829	241,554
TripAdvisor Inc.[a,b]	5,536	221,883

		1,424,005
INTERNET SOFTWARE & SERVICES — 1.45%
Akamai Technologies Inc.[a]	3,533	238,336
Alphabet Inc. Class Aa	104	114,808
Alphabet Inc. Class Ca	111	122,625
eBay Inc.[a]	5,384	230,758
Facebook Inc. Class Aa	1,288	229,676
IAC/InterActiveCorp.[a]	1,529	227,684
MercadoLibre Inc.	624	242,093
Twitter Inc.[a]	7,181	228,787
VeriSign Inc.[a,b]	2,006	232,736
Zillow Group Inc. Class Ca,b	4,821	229,817

		2,097,320
IT SERVICES — 3.85%
Accenture PLC Class A	1,438	231,532
Alliance Data Systems Corp.	966	232,767
Automatic Data Processing Inc.	2,037	234,907
Broadridge Financial Solutions Inc.	2,309	231,777
Cognizant Technology Solutions Corp. Class A	2,825	231,707
DXC Technology Co.	2,288	234,612
Fidelity National Information Services Inc.	2,352	228,567
First Data Corp. Class Aa	14,715	229,848
Fiserv Inc.[a]	1,623	232,722
FleetCor Technologies Inc.[a]	1,130	225,921
Gartner Inc.[a]	1,996	226,366

Security	Shares	Value
Global Payments Inc.	2,058	$233,357
International Business Machines Corp.	1,472	229,382
Jack Henry & Associates Inc.	1,954	229,204
Leidos Holdings Inc.	3,507	222,028
Mastercard Inc. Class A	1,333	234,288
Paychex Inc.	3,459	225,285
PayPal Holdings Inc.[a]	2,968	235,689
Sabre Corp.	9,862	226,530
Square Inc. Class Aa	5,135	236,467
Total System Services Inc.	2,656	233,595
Visa Inc. Class A	1,919	235,922
Western Union Co. (The)	11,382	225,591
Worldpay Inc. Class Aa	3,089	251,074

		5,559,138
LEISURE PRODUCTS — 0.47%
Hasbro Inc.	2,362	225,737
Mattel Inc.	13,857	220,326
Polaris Industries Inc.	1,985	226,270

		672,333
LIFE SCIENCES TOOLS & SERVICES — 0.96%
Agilent Technologies Inc.	3,224	221,134
Illumina Inc.[a]	1,041	237,369
IQVIA Holdings Inc.[a]	2,344	230,486
Mettler-Toledo International Inc.[a]	369	227,385
Thermo Fisher Scientific Inc.	1,103	230,064
Waters Corp.[a]	1,144	234,108

		1,380,546
MACHINERY — 2.98%
AGCO Corp.	3,413	227,306
Caterpillar Inc.	1,454	224,832
Cummins Inc.	1,398	235,102
Deere & Co.	1,409	226,666
Dover Corp.	2,259	226,126
Flowserve Corp.	5,291	224,074
Fortive Corp.	3,012	231,322
IDEX Corp.	1,712	234,201
Illinois Tool Works Inc.	1,403	226,500
Ingersoll-Rand PLC	2,553	226,706
Middleby Corp. (The)[a]	1,734	208,513
PACCAR Inc.	3,340	239,110
Parker-Hannifin Corp.	1,227	218,983
Pentair PLC	3,233	222,075
Snap-on Inc.	1,401	223,067
Stanley Black & Decker Inc.	1,446	230,189
WABCO Holdings Inc.[a]	1,644	226,823

38	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA EQUAL WEIGHTED ETF

February 28, 2018

Security	Shares	Value
Wabtec Corp./DEb	2,802	$227,915
Xylem Inc./NY	3,072	229,110

		4,308,620
MEDIA — 2.99%
CBS Corp. Class B NVS	4,245	224,858
Charter Communications Inc. Class Aa	647	221,229
Comcast Corp. Class A	5,962	215,884
Discovery Communications Inc. Class Aa,b	4,249	103,336
Discovery Communications Inc. Class C NVS[a]	5,728	131,629
DISH Network Corp. Class Aa,b	5,256	219,122
Interpublic Group of Companies Inc. (The)	9,632	225,389
Liberty Broadband Corp. Class Ca	2,544	223,567
Liberty Global PLC Series Aa	1,971	61,377
Liberty Global PLC Series C NVS[a]	5,496	165,045
Liberty Media Corp.-Liberty Formula One Class Ca	6,701	220,664
Liberty Media Corp.-Liberty SiriusXM Class Aa	1,869	78,404
Liberty Media Corp.-Liberty SiriusXM Class Ca	3,620	151,171
Live Nation Entertainment Inc.[a]	4,941	221,357
News Corp. Class A	14,182	228,756
Omnicom Group Inc.	3,003	228,919
Scripps Networks Interactive Inc. Class A	2,627	236,062
Sirius XM Holdings Inc.[b]	37,493	235,456
Time Warner Inc.	2,499	232,307
Twenty-First Century Fox Inc. Class A	4,395	161,824
Twenty-First Century Fox Inc. Class B	1,831	66,685
Viacom Inc. Class B NVS	7,002	233,447
Walt Disney Co. (The)	2,179	224,785

		4,311,273
METALS & MINING — 0.63%
Freeport-McMoRan Inc.[a]	12,035	223,851
Newmont Mining Corp.	6,096	232,867
Nucor Corp.	3,444	225,238
Steel Dynamics Inc.	4,804	222,185

		904,141
MORTGAGE REAL ESTATE INVESTMENT — 0.31%
AGNC Investment Corp.[b]	12,397	222,402
Annaly Capital Management Inc.	22,650	227,180

		449,582

Security	Shares	Value
MULTI-UTILITIES — 1.75%
Ameren Corp.	4,224	$229,363
CenterPoint Energy Inc.	8,540	231,007
CMS Energy Corp.	5,361	227,575
Consolidated Edison Inc.	3,042	227,815
Dominion Energy Inc.	3,134	232,136
DTE Energy Co.	2,264	228,166
NiSource Inc.	9,991	231,092
Public Service Enterprise Group Inc.	4,689	227,088
SCANA Corp.	5,775	229,094
Sempra Energy	2,162	235,615
WEC Energy Group Inc.	3,821	228,954

		2,527,905
MULTILINE RETAIL — 0.98%
Dollar General Corp.	2,399	226,921
Dollar Tree Inc.[a]	2,155	221,189
Kohl’s Corp.	3,561	235,347
Macy’s Inc.	8,811	259,132
Nordstrom Inc.	4,587	235,359
Target Corp.	3,073	231,735

		1,409,683
OIL, GAS & CONSUMABLE FUELS — 5.21%
Anadarko Petroleum Corp.	3,956	225,650
Andeavor	2,494	223,512
Antero Resources Corp.[a,b]	12,484	234,824
Apache Corp.	6,616	225,936
Cabot Oil & Gas Corp.	9,656	233,289
Cheniere Energy Inc.[a]	4,100	215,332
Chevron Corp.	2,098	234,808
Cimarex Energy Co.	2,416	232,153
Concho Resources Inc.[a]	1,592	240,074
ConocoPhillips	4,199	228,048
Continental Resources Inc./OKa	4,786	227,383
Devon Energy Corp.	7,582	232,540
Diamondback Energy Inc.[a]	1,870	233,077
EOG Resources Inc.	2,199	223,023
EQT Corp.	4,537	228,256
Exxon Mobil Corp.	3,040	230,250
Hess Corp.	5,037	228,781
HollyFrontier Corp.	5,078	217,491
Kinder Morgan Inc./DE	13,840	224,208
Marathon Oil Corp.	14,778	214,577
Marathon Petroleum Corp.	3,469	222,224
Newfield Exploration Co.[a]	9,829	229,311
Noble Energy Inc.	7,846	234,046

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA EQUAL WEIGHTED ETF

February 28, 2018

Security	Shares	Value
Occidental Petroleum Corp.	3,395	$222,712
ONEOK Inc.	4,033	227,179
Parsley Energy Inc. Class Aa	9,209	232,803
Phillips 66	2,558	231,166
Pioneer Natural Resources Co.	1,300	221,299
Plains GP Holdings LP Class A	11,071	230,277
Range Resources Corp.	17,737	235,725
Targa Resources Corp.	5,154	230,126
Valero Energy Corp.	2,505	226,502
Williams Companies Inc. (The)	7,966	221,136

		7,517,718
PERSONAL PRODUCTS — 0.31%
Coty Inc. Class A	11,161	215,630
Estee Lauder Companies Inc. (The) Class A	1,645	227,734

		443,364
PHARMACEUTICALS — 1.57%
Allergan PLC	1,447	223,156
Bristol-Myers Squibb Co.	3,504	231,965
Eli Lilly & Co.	2,987	230,059
Jazz Pharmaceuticals PLC[a,b]	1,616	233,997
Johnson & Johnson	1,775	230,537
Merck & Co. Inc.	4,114	223,061
Mylan NVa	5,586	225,227
Perrigo Co. PLC	2,586	210,656
Pfizer Inc.	6,325	229,661
Zoetis Inc.	2,855	230,855

		2,269,174
PROFESSIONAL SERVICES — 1.28%
CoStar Group Inc.[a]	656	224,437
Equifax Inc.	2,035	229,955
IHS Markit Ltd.[a]	4,925	231,721
ManpowerGroup Inc.	1,900	225,074
Nielsen Holdings PLC	7,203	235,034
Robert Half International Inc.	4,090	233,416
TransUnion[a]	4,057	231,533
Verisk Analytics Inc. Class Aa	2,383	243,519

		1,854,689
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.33%
CBRE Group Inc. Class Aa	5,220	244,035
Jones Lang LaSalle Inc.	1,490	239,309

		483,344
ROAD & RAIL — 1.26%
AMERCO	661	227,384
CSX Corp.	4,193	225,248

Security	Shares	Value
JB Hunt Transport Services Inc.	1,926	$228,366
Kansas City Southern	2,107	217,105
Knight-Swift Transportation Holdings Inc.	4,821	232,179
Norfolk Southern Corp.	1,635	227,396
Old Dominion Freight Line Inc.	1,657	230,190
Union Pacific Corp.	1,726	224,812

		1,812,680
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.80%
Advanced Micro Devices Inc.[a]	19,653	237,998
Analog Devices Inc.	2,604	234,751
Applied Materials Inc.	4,112	236,810
Broadcom Ltd.	925	227,975
Intel Corp.	4,997	246,302
KLA-Tencor Corp.	2,135	241,917
Lam Research Corp.	1,224	234,837
Marvell Technology Group Ltd.	9,969	234,172
Maxim Integrated Products Inc.	3,778	230,231
Microchip Technology Inc.	2,748	244,380
Micron Technology Inc.[a]	5,211	254,349
NVIDIA Corp.	954	230,868
Qorvo Inc.[a]	2,937	237,045
QUALCOMM Inc.	3,708	241,020
Skyworks Solutions Inc.	2,150	234,887
Texas Instruments Inc.	2,251	243,896
Xilinx Inc.	3,345	238,331

		4,049,769
SOFTWARE — 3.90%
Activision Blizzard Inc.	3,389	247,838
Adobe Systems Inc.[a]	1,141	238,617
ANSYS Inc.[a]	1,475	235,912
Autodesk Inc.[a]	2,052	241,048
CA Inc.	6,633	232,818
Cadence Design Systems Inc.[a]	5,943	230,410
CDK Global Inc.	3,267	224,378
Citrix Systems Inc.[a]	2,517	231,564
Dell Technologies Inc. Class Va	3,268	242,780
Electronic Arts Inc.[a]	1,869	231,195
Fortinet Inc.[a]	4,687	236,553
Intuit Inc.	1,340	223,592
Microsoft Corp.	2,518	236,113
Oracle Corp.	4,564	231,258
Red Hat Inc.[a]	1,594	234,956
salesforce.com Inc.[a]	2,087	242,614

40	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA EQUAL WEIGHTED ETF

February 28, 2018

Security	Shares	Value
ServiceNow Inc.[a]	1,478	$237,973
Splunk Inc.[a]	2,474	230,577
SS&C Technologies Holdings Inc.	4,597	227,643
Symantec Corp.	8,546	224,674
Synopsys Inc.[a]	2,733	231,403
Take-Two Interactive Software Inc.[a]	2,123	237,500
VMware Inc. Class Aa,b	1,802	237,413
Workday Inc. Class Aa	1,854	234,846

		5,623,675
SPECIALTY RETAIL — 2.38%
Advance Auto Parts Inc.	2,087	238,440
AutoNation Inc.[a,b]	4,448	223,334
AutoZone Inc.[a]	325	216,034
Best Buy Co. Inc.	3,234	234,271
CarMax Inc.[a]	3,778	233,934
Gap Inc. (The)	7,123	224,944
Home Depot Inc. (The)	1,243	226,562
L Brands Inc.	4,792	236,389
Lowe’s Companies Inc.	2,380	213,224
O’Reilly Automotive Inc.[a]	932	227,585
Ross Stores Inc.	2,937	229,350
Tiffany & Co.	2,265	228,856
TJX Companies Inc. (The)	3,018	249,528
Tractor Supply Co.	3,479	225,891
Ulta Beauty Inc.[a]	1,130	229,786

		3,438,128
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.18%
Apple Inc.	1,337	238,147
Hewlett Packard Enterprise Co.	14,051	261,208
HP Inc.	10,533	246,367
NetApp Inc.	3,964	240,020
Seagate Technology PLC	4,513	240,994
Western Digital Corp.	2,696	234,660
Xerox Corp.	7,850	238,012

		1,699,408
TEXTILES, APPAREL & LUXURY GOODS — 1.42%
Hanesbrands Inc.	11,284	218,910
Lululemon Athletica Inc.[a]	2,853	231,378
Michael Kors Holdings Ltd.[a]	3,616	227,555
NIKE Inc. Class B	3,435	230,248
PVH Corp.	1,544	222,768
Ralph Lauren Corp.	2,145	227,027
Tapestry Inc.	4,633	235,866
Under Armour Inc. Class Aa,b	7,231	119,890

Security	Shares	Value
Under Armour Inc. Class Ca,b	7,375	$110,994
VF Corp.	3,026	225,649

		2,050,285
THRIFTS & MORTGAGE FINANCE — 0.16%
New York Community Bancorp. Inc.	16,577	225,779

		225,779
TOBACCO — 0.32%
Altria Group Inc.	3,640	229,138
Philip Morris International Inc.	2,239	231,848

		460,986
TRADING COMPANIES & DISTRIBUTORS — 0.64%
Fastenal Co.	4,255	232,833
HD Supply Holdings Inc.[a]	6,383	231,384
United Rentals Inc.[a]	1,319	230,944
WW Grainger Inc.	875	228,856

		924,017
TRANSPORTATION INFRASTRUCTURE — 0.17%
Macquarie Infrastructure Corp.	6,164	249,642

		249,642
WATER UTILITIES — 0.16%
American Water Works Co. Inc.	2,928	232,366

		232,366
WIRELESS TELECOMMUNICATION SERVICES — 0.32%
Sprint Corp.[a,b]	44,088	228,817
T-Mobile U.S. Inc.[a]	3,926	237,955

		466,772

TOTAL COMMON STOCKS
(Cost: $127,200,226)		144,222,977

SHORT-TERM INVESTMENTS — 2.83%

MONEY MARKET FUNDS — 2.83%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.58%[c,d,e]	3,976,113	3,976,511
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[c,d]	111,858	111,858

		4,088,369

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,088,169)		4,088,369

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA EQUAL WEIGHTED ETF

February 28, 2018

Value
TOTAL INVESTMENTS IN SECURITIES — 102.74%
(Cost: $131,288,395)	$148,311,346
Other Assets, Less Liabilities — (2.74)%	(3,959,743)

NET ASSETS — 100.00%	$144,351,603

NVS	— Non-Voting Shares

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased		Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	7,464,215	—		(3,488,102)[b]	3,976,113	$3,976,511	$16,293	[c]	$(706)	$(498)
BlackRock Cash Funds: Treasury, SL Agency Shares	69,879	41,979	[b]	—	111,858	111,858	796		—	—
BlackRock Inc.	515	83		(170)	428	235,156	1,100		18,268	43,032
PNC Financial Services Group Inc. (The)	1,677	328		(527)	1,478	233,021	2,378		19,053	32,819

						$4,556,546	$20,567		$36,615	$75,353

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$144,222,977	$—	$—	$144,222,977
Money market funds	4,088,369	—	—	4,088,369

Total	$148,311,346	$—	$—	$148,311,346

See notes to financial statements.

42	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES®, INC.

February 28, 2018

	iShares MSCI Brazil ETF	iShares MSCI Chile ETF	iShares MSCI Colombia ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$5,523,228,454	$289,267,183	$17,605,180
Affiliated (Note 2)	6,244,689	275,371	11,069

Total cost of investments in securities	$5,529,473,143	$289,542,554	$17,616,249

Investments in securities, at fair value(Note 1):
Unaffiliated	$8,650,173,224	$494,769,867	$21,256,672
Affiliated (Note 2)	6,244,689	275,371	11,069
Foreign currency, at value[a]	16,810,392	—	16,834
Cash pledged to broker for futures contracts	5,195,000	—	—
Receivables:
Investment securities sold	507,627,805	7,284,920	1,468,485
Dividends	104,488,080	436	2,859

Total Assets	9,290,539,190	502,330,594	22,755,919

LIABILITIES
Payables:
Investment securities purchased	538,882,490	7,018,692	1,451,000
Futures variation margin	1,542,840	—	—
Investment advisory fees (Note 2)	3,851,857	231,771	10,321

Total Liabilities	544,277,187	7,250,463	1,461,321

NET ASSETS	$8,746,262,003	$495,080,131	$21,294,598

Net assets consist of:
Paid-in capital	$8,328,507,464	$484,793,226	$30,036,160
Undistributed net investment income	68,618,662	593,609	33,189
Accumulated net realized loss	(2,778,182,111)	(195,809,388)	(12,426,051)
Net unrealized appreciation	3,127,317,988	205,502,684	3,651,300

NET ASSETS	$8,746,262,003	$495,080,131	$21,294,598

Shares outstanding[b]	192,450,000	9,150,000	1,450,000

Net asset value per share	$45.45	$54.11	$14.69

[a]	Cost of foreign currency: $16,864,639, $ — and $17,007, respectively.
[b]	$0.001 par value, number of shares authorized: 500 million, 200 million and 25 million, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	43

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 28, 2018

	iShares MSCI Israel ETF	iShares MSCI Russia ETF	iShares MSCI South Africa ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$122,629,790	$685,319,288	$508,919,910
Affiliated (Note 2)	10,921,381	1,290,488	2,072,618

Total cost of investments in securities	$133,551,171	$686,609,776	$510,992,528

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$118,768,406	$815,609,701	$516,830,368
Affiliated (Note 2)	10,921,626	1,290,488	2,072,440
Foreign currency, at value[b]	179,412	—	143,355
Receivables:
Investment securities sold	859,975	27,958,693	12,607,638
Due from custodian (Note 4)	447,596	—	—
Dividends and interest	34,331	1,376	467,075
Tax reclaims	—	—	4,671

Total Assets	131,211,346	844,860,258	532,125,547

LIABILITIES
Payables:
Investment securities purchased	1,383,810	27,984,718	11,710,125
Collateral for securities on loan (Note 1)	10,911,032	—	2,054,004
Deferred foreign capital gains taxes (Note 1)	44,253	—	—
Investment advisory fees (Note 2)	52,131	357,197	228,218

Total Liabilities	12,391,226	28,341,915	13,992,347

NET ASSETS	$118,820,120	$816,518,343	$518,133,200

Net assets consist of:
Paid-in capital	$177,512,261	$804,092,500	$611,873,598
Distributions in excess of net investment income	(1,209,653)	(617,128)	(58,482)
Accumulated net realized loss	(53,576,414)	(117,247,442)	(101,595,918)
Net unrealized appreciation (depreciation)	(3,906,074)	130,290,413	7,914,002

NET ASSETS	$118,820,120	$816,518,343	$518,133,200

Shares outstanding[c]	2,300,000	21,600,000	7,200,000

Net asset value per share	$51.66	$37.80	$71.96

[a]	Securities on loan with values of $10,523,308, $ — and $1,940,911, respectively. See Note 1.
[b]	Cost of foreign currency: $180,092, $ — and $141,131, respectively.
[c]	$0.001 par value, number of shares authorized: 500 million, 1 billion and 400 million, respectively.

See notes to financial statements.

44	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 28, 2018

	iShares MSCI Turkey ETF	iShares MSCI USA Equal Weighted ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$508,406,593	$126,891,461
Affiliated (Note 2)	17,674,992	4,396,934

Total cost of investments in securities	$526,081,585	$131,288,395

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$386,950,463	$143,754,800
Affiliated (Note 2)	17,675,883	4,556,546
Foreign currency, at value[b]	96,927	—
Receivables:
Investment securities sold	2,505,949	6,169,848
Dividends and interest	71,496	197,891

Total Assets	407,300,718	154,679,085

LIABILITIES
Payables:
Investment securities purchased	1,985,501	6,333,344
Collateral for securities on loan (Note 1)	17,527,624	3,977,386
Investment advisory fees (Note 2)	168,644	16,752

Total Liabilities	19,681,769	10,327,482

NET ASSETS	$387,618,949	$144,351,603

Net assets consist of:
Paid-in capital	$601,639,394	$122,686,461
Undistributed (distributions in excess of) net investment income	(100,978)	298,786
Undistributed net realized gain (accumulated net realized loss)	(92,464,475)	4,343,405
Net unrealized appreciation (depreciation)	(121,454,992)	17,022,951

NET ASSETS	$387,618,949	$144,351,603

Shares outstanding[c]	8,650,000	2,600,000

Net asset value per share	$44.81	$55.52

[a]	Securities on loan with values of $16,728,164 and $3,839,338, respectively. See Note 1.
[b]	Cost of foreign currency: $96,672 and $ —, respectively.
[c]	$0.001 par value, number of shares authorized: 200 million and 500 million, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	45

Statements of Operations (Unaudited)

iSHARES®, INC.

Six months ended February 28, 2018

	iShares MSCI Brazil ETF	iShares MSCI Chile ETF	iShares MSCI Colombia ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$141,611,900	$2,775,336	$220,469
Dividends — affiliated (Note 2)	31,463	3,601	210
Interest — unaffiliated	249	—	—
Securities lending income — affiliated — net (Note 2)	—	—	806

Total investment income	141,643,612	2,778,937	221,485

EXPENSES
Investment advisory fees (Note 2)	21,920,144	1,573,032	67,546
Proxy fees	620	55	2
Commitment fees (Note 6)	—	—	36

Total expenses	21,920,764	1,573,087	67,584

Net investment income	119,722,848	1,205,850	153,901

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	63,265,557	15,897,003	15,341
Investments — affiliated (Note 2)	—	—	(15)
In-kind redemptions — unaffiliated	—	—	17,544
Futures contracts	570,869	—	—
Foreign currency transactions	(436,389)	31,551	8,190

Net realized gain	63,400,037	15,928,554	41,060

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	904,929,177	46,958,390	189,177
Investments — affiliated (Note 2)	—	—	4
Futures contracts	54,106	—	—
Translation of assets and liabilities in foreign currencies	(57,609)	(185)	(234)

Net change in unrealized appreciation/depreciation	904,925,674	46,958,205	188,947

Net realized and unrealized gain	968,325,711	62,886,759	230,007

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,088,048,559	$64,092,609	$383,908

[a]	Net of foreign withholding tax of $15,244,357, $572,033 and $1,160, respectively.

See notes to financial statements.

46	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended February 28, 2018

	iShares MSCI Israel ETF	iShares MSCI Russia ETF	iShares MSCI South Africa ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$601,916	$8,403,102	$5,118,284
Dividends — affiliated (Note 2)	120	9,867	1,603
Securities lending income — affiliated — net (Note 2)	26,894	—	16,842

Total investment income	628,930	8,412,969	5,136,729

EXPENSES
Investment advisory fees (Note 2)	300,495	1,982,769	1,324,289
Proxy fees	11	57	48

Total expenses	300,506	1,982,826	1,324,337

Net investment income	328,424	6,430,143	3,812,392

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated[b]	(712,497)	(8,219,337)	(20,327,525)
Investments — affiliated (Note 2)	(1,679)	—	(1,001)
In-kind redemptions — unaffiliated	—	—	21,492,671
Foreign currency transactions	755	63,003	57,040

Net realized gain (loss)	(713,421)	(8,156,334)	1,221,185

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated[c]	9,051,762	132,988,675	67,373,621
Investments — affiliated (Note 2)	(301)	—	(178)
Translation of assets and liabilities in foreign currencies	(805)	(282)	(1,845)

Net change in unrealized appreciation/depreciation	9,050,656	132,988,393	67,371,598

Net realized and unrealized gain	8,337,235	124,832,059	68,592,783

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,665,659	$131,262,202	$72,405,175

[a]	Net of foreign withholding tax of $143,815, $920,660 and $870,681, respectively.
[b]	Net of foreign capital gains taxes of $3,696, $ — and $ —, respectively.
[c]	Net of deferred foreign capital gains taxes of $44,253, $ — and $ —, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	47

Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended February 28, 2018

	iShares MSCI Turkey ETF	iShares MSCI USA Equal Weighted ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$1,648,645	$1,153,693
Dividends — affiliated (Note 2)	961	4,274
Securities lending income — affiliated — net (Note 2)	572,786	16,293

Total investment income	2,222,392	1,174,260

EXPENSES
Investment advisory fees (Note 2)	1,117,211	101,548
Proxy fees	44	14

Total expenses	1,117,255	101,562

Net investment income	1,105,137	1,072,698

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(8,931,477)	(254,198)
Investments — affiliated (Note 2)	(500)	3,303
In-kind redemptions — unaffiliated	6,962,587	6,681,730
In-kind redemptions — affiliated (Note 2)	—	33,312
Foreign currency transactions	(13,011)	(6)

Net realized gain (loss)	(1,982,401)	6,464,141

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	(11,317,038)	3,934,993
Investments — affiliated (Note 2)	(3,039)	75,353
Translation of assets and liabilities in foreign currencies	(6,872)	—

Net change in unrealized appreciation/depreciation	(11,326,949)	4,010,346

Net realized and unrealized gain (loss)	(13,309,350)	10,474,487

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(12,204,213)	$11,547,185

[a]	Net of foreign withholding tax of $287,020 and $315, respectively.

See notes to financial statements.

48	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares MSCI Brazil ETF		iShares MSCI Chile ETF
	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$119,722,848	$104,757,147	$1,205,850	$6,990,238
Net realized gain (loss)	63,400,037	(57,957,125)	15,928,554	(1,199,111)
Net change in unrealized appreciation/depreciation	904,925,674	984,438,707	46,958,205	110,031,708

Net increase in net assets resulting from operations	1,088,048,559	1,031,238,729	64,092,609	115,822,835

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(78,425,641)	(93,579,029)	(533,885)	(6,944,133)
Return of capital	—	—	—	(462,190)

Total distributions to shareholders	(78,425,641)	(93,579,029)	(533,885)	(7,406,323)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,408,720,049	1,830,568,929	107,541,239	222,913,747
Cost of shares redeemed	—	(339,939,142)	(143,664,880)	(190,929,443)

Net increase (decrease) in net assets from capital share transactions	1,408,720,049	1,490,629,787	(36,123,641)	31,984,304

INCREASE IN NET ASSETS	2,418,342,967	2,428,289,487	27,435,083	140,400,816

NET ASSETS
Beginning of period	6,327,919,036	3,899,629,549	467,645,048	327,244,232

End of period	$8,746,262,003	$6,327,919,036	$495,080,131	$467,645,048

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$68,618,662	$27,321,455	$593,609	$(78,356)

SHARES ISSUED AND REDEEMED
Shares sold	34,500,000	50,950,000	2,200,000	5,400,000
Shares redeemed	—	(9,350,000)	(2,800,000)	(4,550,000)

Net increase (decrease) in shares outstanding	34,500,000	41,600,000	(600,000)	850,000

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Colombia ETF		iShares MSCI Israel ETF
	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$153,901	$309,200	$328,424	$1,230,124
Net realized gain (loss)	41,060	(151,505)	(713,421)	2,010,978
Net change in unrealized appreciation/depreciation	188,947	1,966,444	9,050,656	(2,512,946)

Net increase in net assets resulting from operations	383,908	2,124,139	8,665,659	728,156

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(168,036)	(229,358)	(1,498,969)	(1,597,362)

Total distributions to shareholders	(168,036)	(229,358)	(1,498,969)	(1,597,362)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	3,562,888	22,501,440	14,260,227
Cost of shares redeemed	(1,515,157)	—	—	(18,031,594)

Net increase (decrease) in net assets from capital share transactions	(1,515,157)	3,562,888	22,501,440	(3,771,367)

INCREASE (DECREASE) IN NET ASSETS	(1,299,285)	5,457,669	29,668,130	(4,640,573)

NET ASSETS
Beginning of period	22,593,883	17,136,214	89,151,990	93,792,563

End of period	$21,294,598	$22,593,883	$118,820,120	$89,151,990

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$33,189	$47,324	$(1,209,653)	$(39,108)

SHARES ISSUED AND REDEEMED
Shares sold	—	250,000	450,000	300,000
Shares redeemed	(100,000)	—	—	(350,000)

Net increase (decrease) in shares outstanding	(100,000)	250,000	450,000	(50,000)

See notes to financial statements.

50	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Russia ETF		iShares MSCI South Africa ETF
	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017[a]	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$6,430,143	$18,805,766	$3,812,392	$7,839,110
Net realized gain (loss)	(8,156,334)	(22,078,447)	1,221,185	2,780,139
Net change in unrealized appreciation/depreciation	132,988,393	66,063,307	67,371,598	67,112,331

Net increase in net assets resulting from operations	131,262,202	62,790,626	72,405,175	77,731,580

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(19,835,594)	(13,531,335)	(4,319,700)	(7,473,325)

Total distributions to shareholders	(19,835,594)	(13,531,335)	(4,319,700)	(7,473,325)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	175,015,286	189,716,789	139,903,195	87,244,010
Cost of shares redeemed	—	(28,528,183)	(109,442,180)	(144,358,566)

Net increase (decrease) in net assets from capital share transactions	175,015,286	161,188,606	30,461,015	(57,114,556)

INCREASE IN NET ASSETS	286,441,894	210,447,897	98,546,490	13,143,699

NET ASSETS
Beginning of period	530,076,449	319,628,552	419,586,710	406,443,011

End of period	$816,518,343	$530,076,449	$518,133,200	$419,586,710

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(617,128)	$12,788,323	$(58,482)	$448,826

SHARES ISSUED AND REDEEMED
Shares sold	5,100,000	6,000,000	2,200,000	1,600,000
Shares redeemed	—	(950,000)	(1,700,000)	(2,600,000)

Net increase (decrease) in shares outstanding	5,100,000	5,050,000	500,000	(1,000,000)

[a]	Share transactions reflect a one-for-two reverse stock split effective after the close of trading on November 4, 2016.

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Turkey ETF		iShares MSCI USA Equal Weighted ETF
	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,105,137	$9,674,627	$1,072,698	$1,912,769
Net realized gain (loss)	(1,982,401)	(373,124)	6,464,141	3,014,793
Net change in unrealized appreciation/depreciation	(11,326,949)	90,151,289	4,010,346	8,677,766

Net increase (decrease) in net assets resulting from operations	(12,204,213)	99,452,792	11,547,185	13,605,328

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,038,822)	(10,121,626)	(1,171,420)	(1,736,320)

Total distributions to shareholders	(1,038,822)	(10,121,626)	(1,171,420)	(1,736,320)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	30,914,959	103,777,923	24,803,303	60,481,105
Cost of shares redeemed	(54,779,558)	(136,607,007)	(26,772,660)	(10,078,303)

Net increase (decrease) in net assets from capital share transactions	(23,864,599)	(32,829,084)	(1,969,357)	50,402,802

INCREASE (DECREASE) IN NET ASSETS	(37,107,634)	56,502,082	8,406,408	62,271,810

NET ASSETS
Beginning of period	424,726,583	368,224,501	135,945,195	73,673,385

End of period	$387,618,949	$424,726,583	$144,351,603	$135,945,195

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(100,978)	$(167,293)	$298,786	$397,508

SHARES ISSUED AND REDEEMED
Shares sold	750,000	3,150,000	450,000	1,250,000
Shares redeemed	(1,300,000)	(3,600,000)	(500,000)	(200,000)

Net increase (decrease) in shares outstanding	(550,000)	(450,000)	(50,000)	1,050,000

See notes to financial statements.

52	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Brazil ETF
	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013
Net asset value, beginning of period	$40.06	$33.52	$24.71	$53.61	$42.52	$52.61

Income from investment operations:
Net investment income[a]	0.67	0.76	0.63	1.00	1.56	1.59
Net realized and unrealized gain (loss)[b]	5.14	6.45	8.62	(28.87)	11.08	(10.32)

Total from investment operations	5.81	7.21	9.25	(27.87)	12.64	(8.73)

Less distributions from:
Net investment income	(0.42)	(0.67)	(0.44)	(1.03)	(1.55)	(1.36)

Total distributions	(0.42)	(0.67)	(0.44)	(1.03)	(1.55)	(1.36)

Net asset value, end of period	$45.45	$40.06	$33.52	$24.71	$53.61	$42.52

Total return	14.67%[c]	22.03%	38.22%	(52.49)%	30.33%	(16.85)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$8,746,262	$6,327,919	$3,899,630	$1,989,135	$5,449,685	$4,983,630
Ratio of expenses to average net assets[d]	0.59%	0.62%	0.63%	0.62%	0.62%	0.61%
Ratio of net investment income to average net assets[d]	3.23%	2.10%	2.41%	2.73%	3.37%	3.02%
Portfolio turnover rate[e]	9%[c]	20%	18%	63%	54%	56%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 28, 2018, years ended August 31, 2017, August 31, 2016, August 31, 2015, August 31, 2014 and August 31, 2013 were 9%, 13%, 4%, 48%, 11% and 20%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	53

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Chile ETF
	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013
Net asset value, beginning of period	$47.96	$36.77	$34.75	$43.52	$47.70	$60.31

Income from investment operations:
Net investment income[a]	0.11	0.69	0.78	0.66	0.69	0.68
Net realized and unrealized gain (loss)[b]	6.09	11.21	2.03	(8.81)	(4.18)	(12.58)

Total from investment operations	6.20	11.90	2.81	(8.15)	(3.49)	(11.90)

Less distributions from:
Net investment income	(0.05)	(0.67)	(0.75)	(0.62)	(0.69)	(0.68)
Return of capital	—	(0.04)	(0.04)	—	—	(0.03)

Total distributions	(0.05)	(0.71)	(0.79)	(0.62)	(0.69)	(0.71)

Net asset value, end of period	$54.11	$47.96	$36.77	$34.75	$43.52	$47.70

Total return	12.91%[c]	32.65%	8.17%	(18.85)%	(7.40)%	(19.87)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$495,080	$467,645	$327,244	$234,536	$352,499	$364,890
Ratio of expenses to average net assets[d]	0.59%	0.62%	0.64%	0.62%	0.62%	0.61%
Ratio of net investment income to average net assets[d]	0.45%	1.68%	2.20%	1.64%	1.49%	1.12%
Portfolio turnover rate[e]	24%[c]	54%	73%	71%	91%	34%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 28, 2018, the years ended August 31, 2017, August 31, 2016, August 31, 2015, August 31, 2014 and August 31, 2013 were 4%, 8%, 11%, 10%, 11% and 16%, respectively. See Note 4.

See notes to financial statements.

54	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Colombia ETF
	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Period from Jun. 18, 2013[a] to Aug. 31, 2013
Net asset value, beginning of period	$14.58	$13.18	$11.88	$28.22	$25.98	$25.28

Income from investment operations:
Net investment income[b]	0.10	0.23	0.25	0.46 [c]	0.67	0.03
Net realized and unrealized gain (loss)[d]	0.12	1.34	1.23	(16.34)	2.24	0.67

Total from investment operations	0.22	1.57	1.48	(15.88)	2.91	0.70

Less distributions from:
Net investment income	(0.11)	(0.17)	(0.18)	(0.45)	(0.63)	—
Net realized gain	—	—	—	—	(0.03)	—
Return of capital	—	—	—	(0.01)	(0.01)	—

Total distributions	(0.11)	(0.17)	(0.18)	(0.46)	(0.67)	—

Net asset value, end of period	$14.69	$14.58	$13.18	$11.88	$28.22	$25.98

Total return	1.52%[e]	12.05%	12.49%	(56.73)%	11.44%	2.77%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$21,295	$22,594	$17,136	$14,251	$25,396	$18,188
Ratio of expenses to average net assets[f]	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%
Ratio of net investment income to average net assets[f]	1.39%	1.72%	2.16%	2.60%[c]	2.54%	0.61%
Portfolio turnover rate[g]	14%[e]	14%	68%	86%	34%	2%[e]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Includes a distribution from Ecopetrol SA. Excluding such distribution, the net investment income would have been $0.33 per share and 1.87% of average net assets.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 28, 2018, the years ended August 31, 2017, August 31, 2016, August 31, 2015, August 31, 2014 and for the period ended August 31, 2013 were 14%, 14%, 32%, 49%, 33% and 2%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	55

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Israel ETF
	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013
Net asset value, beginning of period	$48.19	$49.36	$50.51	$50.69	$42.85	$37.25

Income from investment operations:
Net investment income[a]	0.16	0.62	0.71	1.23	0.87	0.95
Net realized and unrealized gain (loss)[b]	4.01	(0.98)	(0.87)	(0.34)	7.95	5.68

Total from investment operations	4.17	(0.36)	(0.16)	0.89	8.82	6.63

Less distributions from:
Net investment income	(0.70)	(0.81)	(0.99)	(1.07)	(0.98)	(1.03)

Total distributions	(0.70)	(0.81)	(0.99)	(1.07)	(0.98)	(1.03)

Net asset value, end of period	$51.66	$48.19	$49.36	$50.51	$50.69	$42.85

Total return	8.70%[c]	(0.77)%	(0.23)%	1.80%	20.67%	17.82%

Ratios/Supplemental data:
Net assets, end of period (000s)	$118,820	$89,152	$93,793	$126,285	$121,645	$70,710
Ratio of expenses to average net assets[d]	0.59%	0.62%	0.64%	0.62%	0.62%	0.61%
Ratio of net investment income to average net assets[d]	0.65%	1.25%	1.46%	2.45%	1.74%	2.20%
Portfolio turnover rate[e]	4%[c]	28%	46%	14%	15%	14%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

56	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Russia ETF
	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017[a]	Year ended Aug. 31, 2016[a]	Year ended Aug. 31, 2015[a]	Year ended Aug. 31, 2014[a]	Year ended Aug. 31, 2013[a]
Net asset value, beginning of period	$32.13	$27.92	$25.03	$36.68	$39.68	$42.31

Income from investment operations:
Net investment income[b]	0.33	1.14	1.06	0.94	1.26	1.24
Net realized and unrealized gain (loss)[c]	6.37	4.07	2.65	(11.27)	(4.01)	(2.71)

Total from investment operations	6.70	5.21	3.71	(10.33)	(2.75)	(1.47)

Less distributions from:
Net investment income	(1.03)	(1.00)	(0.82)	(1.32)	(0.25)	(1.16)

Total distributions	(1.03)	(1.00)	(0.82)	(1.32)	(0.25)	(1.16)

Net asset value, end of period	$37.80	$32.13	$27.92	$25.03	$36.68	$39.68

Total return	21.31%[d]	18.73%	15.62%	(27.57)%	(7.00)%	(3.40)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$816,518	$530,076	$319,629	$210,912	$289,775	$310,511
Ratio of expenses to average net assets[e]	0.59%	0.62%	0.64%	0.62%	0.62%	0.61%
Ratio of net investment income to average net assets[e]	1.92%	4.27%	4.17%	3.33%	3.14%	2.87%
Portfolio turnover rate[f]	11%[d]	18%	23%	19%	15%	14%

[a]	Per share amounts reflect a one-for-two reverse stock split effective after the close of trading on November 4, 2016.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	57

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI South Africa ETF
	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013
Net asset value, beginning of period	$62.62	$52.78	$57.44	$70.77	$58.88	$64.65

Income from investment operations:
Net investment income[a]	0.55	1.07	1.02	1.28	1.57	1.32
Net realized and unrealized gain (loss)[b]	9.41	9.79	(3.24)	(13.24)	11.86	(5.31)

Total from investment operations	9.96	10.86	(2.22)	(11.96)	13.43	(3.99)

Less distributions from:
Net investment income	(0.62)	(1.02)	(2.44)	(1.37)	(1.54)	(1.78)

Total distributions	(0.62)	(1.02)	(2.44)	(1.37)	(1.54)	(1.78)

Net asset value, end of period	$71.96	$62.62	$52.78	$57.44	$70.77	$58.88

Total return	15.98%[c]	20.91%	(3.64)%	(17.07)%	23.13%	(6.35)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$518,133	$419,587	$406,443	$373,346	$587,396	$547,569
Ratio of expenses to average net assets[d]	0.59%	0.62%	0.64%	0.62%	0.62%	0.61%
Ratio of net investment income to average net assets[d]	1.70%	1.91%	1.96%	1.94%	2.40%	2.08%
Portfolio turnover rate[e]	9%[c]	13%	12%	9%	6%	5%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

58	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Turkey ETF
	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013
Net asset value, beginning of period	$46.17	$38.16	$38.27	$55.72	$49.00	$56.13

Income from investment operations:
Net investment income[a]	0.12	0.97	0.96	1.13 [b]	0.85	1.07
Net realized and unrealized gain (loss)[c]	(1.36)	8.12	(0.17)	(17.49)	6.75	(7.08)

Total from investment operations	(1.24)	9.09	0.79	(16.36)	7.60	(6.01)

Less distributions from:
Net investment income	(0.12)	(1.08)	(0.90)	(1.09)	(0.88)	(1.12)

Total distributions	(0.12)	(1.08)	(0.90)	(1.09)	(0.88)	(1.12)

Net asset value, end of period	$44.81	$46.17	$38.16	$38.27	$55.72	$49.00

Total return	(2.67)%[d]	24.23%	1.98%	(29.69)%	15.52%	(11.05)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$387,619	$424,727	$368,225	$371,225	$515,367	$436,076
Ratio of expenses to average net assets[e]	0.59%	0.62%	0.64%	0.62%	0.62%	0.61%
Ratio of net investment income to average net assets[e]	0.59%	2.58%	2.45%	2.31%[b]	1.64%	1.67%
Portfolio turnover rate[f]	3%[d]	6%	6%	6%	8%	9%

[a]	Based on average shares outstanding throughout each period.
[b]	Includes a special distribution from Turkcell Iletisim Hizmetleri AS. Excluding such special distribution, the net investment income would have been $0.76 per share and 1.55% of average net assets.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	59

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI USA Equal Weighted ETF
	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013
Net asset value, beginning of period	$51.30	$46.05	$42.51	$43.08	$35.26	$30.31

Income from investment operations:
Net investment income[a]	0.43	0.85	0.77	0.80	0.71	0.69
Net realized and unrealized gain (loss)[b]	4.26	5.18	3.63	(0.57)	8.01	4.96

Total from investment operations	4.69	6.03	4.40	0.23	8.72	5.65

Less distributions from:
Net investment income	(0.47)	(0.78)	(0.86)	(0.80)	(0.90)	(0.70)

Total distributions	(0.47)	(0.78)	(0.86)	(0.80)	(0.90)	(0.70)

Net asset value, end of period	$55.52	$51.30	$46.05	$42.51	$43.08	$35.26

Total return	9.16%[c]	13.22%	10.54%	0.48%	24.98%	18.85%

Ratios/Supplemental data:
Net assets, end of period (000s)	$144,352	$135,945	$73,673	$44,632	$47,391	$179,830
Ratio of expenses to average net assets[d]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[d]	1.58%	1.72%	1.79%	1.82%	1.82%	2.10%
Portfolio turnover rate[e]	12%[c]	27%	28%	39%	6%	5%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

60	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to Articles of Incorporation as subsequently amended and restated.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Former Name	Diversification Classification
MSCI Brazil	iShares MSCI Brazil Capped ETF	Non-diversified
MSCI Chile	iShares MSCI Chile Capped ETF	Non-diversified
MSCI Colombia	iShares MSCI Colombia Capped ETF	Non-diversified
MSCI Israel	iShares MSCI Israel Capped ETF	Non-diversified
MSCI Russia	iShares MSCI Russia Capped ETF	Non-diversified
MSCI South Africa	N/A	Non-diversified
MSCI Turkey	N/A	Non-diversified
MSCI USA Equal Weighted	N/A	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

NOTES TO FINANCIAL STATEMENTS	61

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may

62	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 28, 2018 are reflected in tax reclaims receivable. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2018, if any, are disclosed in the Funds’ statements of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS	63

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of February 28, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of February 28, 2018 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

64	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of February 28, 2018:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
MSCI Israel
Barclays Capital Inc.	$50,496	$50,496	$—
BNP Paribas New York Branch	21,116	21,116	—
Citigroup Global Markets Inc.	29,505	29,505	—
Goldman Sachs & Co.	3,744,000	3,744,000	—
HSBC Bank PLC	12,990	12,990	—
JPMorgan Securities LLC	2,981,359	2,981,359	—
Merrill Lynch, Pierce, Fenner & Smith	2,023,597	2,023,597	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	854,669	854,669	—
Nomura Securities International Inc.	453,152	453,152	—
Scotia Capital (USA) Inc.	256,296	256,296	—
UBS AG	96,128	96,128	—

	$10,523,308	$10,523,308	$—

MSCI South Africa
UBS Securities LLC	$1,940,911	$1,940,911	$—

MSCI Turkey
Citigroup Global Markets Inc.	$1,230,830	$1,230,830	$—
Credit Suisse Securities (USA) LLC	5,298,927	5,298,927	—
Deutsche Bank Securities Inc.	5,180,563	5,180,563	—
Goldman Sachs & Co.	151,015	151,015	—
JPMorgan Securities LLC	763,480	763,480	—
Merrill Lynch, Pierce, Fenner & Smith	882,548	882,548	—
Morgan Stanley & Co. LLC	1,291,270	1,291,270	—
UBS AG	1,257,043	1,257,043	—
UBS Securities LLC	672,488	672,488	—

	$16,728,164	$16,728,164	$—

MSCI USA Equal Weighted
Barclays Capital Inc.	$212,000	$212,000	$—
Citigroup Global Markets Inc.	326,828	326,828	—
Credit Suisse Securities (USA) LLC	194,346	194,346	—
Deutsche Bank Securities Inc.	121,506	121,506	—
Goldman Sachs & Co.	806,215	806,215	—
HSBC Bank PLC	256,853	256,853	—
Merrill Lynch, Pierce, Fenner & Smith	674,630	674,630	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	909,232	909,232	—
Scotia Capital (USA) Inc.	158,380	158,380	—
SG Americas Securities LLC	155,628	155,628	—
State Street Bank & Trust Company	18,753	18,507	(246)
UBS Securities LLC	4,967	4,967	—

	$3,839,338	$3,839,092	$(246)

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.
[b]	Additional collateral is delivered to the Funds on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

NOTES TO FINANCIAL STATEMENTS	65

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).

For its investment advisory services to each of the iShares MSCI Brazil, iShares MSCI Chile, iShares MSCI Israel, iShares MSCI Russia, iShares MSCI South Africa and iShares MSCI Turkey ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.74%	First $2 billion
0.69	Over $2 billion, up to and including $4 billion
0.64	Over $4 billion, up to and including $8 billion
0.57	Over $8 billion, up to and including $16 billion
0.51	Over $16 billion, up to and including $24 billion
0.48	Over $24 billion, up to and including $32 billion
0.45	Over $32 billion

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
MSCI Colombia	0.61%
MSCI USA Equal Weighted	0.15

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the iShares MSCI USA Equal Weighted ETF (the “Group 1 Fund”), retains 71.5% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

66	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

Pursuant to a securities lending agreement, the iShares MSCI Brazil, iShares MSCI Chile, iShares MSCI Colombia, iShares MSCI Israel, iShares MSCI Russia, iShares MSCI South Africa and iShares MSCI Turkey ETFs (the “Group 2 Funds”), retain 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, the Group 1 Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. Each Group 2 Fund will receive for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended February 28, 2018, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
MSCI Colombia	$155
MSCI Israel	8,063
MSCI South Africa	4,109
MSCI Turkey	118,376
MSCI USA Equal Weighted	6,982

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 28, 2018, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
MSCI Israel	$282,510	$25,883
MSCI Russia	3,119,477	2,437,336
MSCI USA Equal Weighted	5,914,047	4,760,000

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

It is possible that, from time to time, BlackRock and/or funds managed by BFA or an affiliate (collectively, “Affiliates”) may purchase and hold shares of a Fund. Affiliates reserve the right, subject to compliance with applicable law, to sell into the market or redeem in Creation Units through an authorized participant at any time some or all of the shares of a Fund acquired for their own accounts. A large sale or redemption of shares of a Fund by Affiliates could significantly reduce the asset size of the Fund,

NOTES TO FINANCIAL STATEMENTS	67

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

which might have an adverse effect on the Fund. As of February 28, 2018, the number of affiliated accounts that individually that individually represent more than 10% ownership of a Fund’s total shares outstanding and the aggregate percentage of net assets represented by such holdings were as follows:

iShares ETF	Number of Affiliated Accounts	Aggregate Affiliated Ownership Percentage
MSCI USA Equal Weighted	1	34%

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain directors and officers of the Company are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2018 were as follows:

iShares ETF	Purchases	Sales
MSCI Brazil	$2,057,317,895	$685,282,153
MSCI Chile	127,266,567	162,570,141
MSCI Colombia	2,995,671	4,488,644
MSCI Israel	4,230,833	4,144,687
MSCI Russia	99,624,081	76,162,604
MSCI South Africa	42,187,619	43,772,754
MSCI Turkey	11,144,523	11,412,033
MSCI USA Equal Weighted	16,372,045	16,152,612

In-kind transactions (see Note 4) for the six months ended February 28, 2018 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI Colombia	$—	$46,315
MSCI Israel	21,357,194	—
MSCI Russia	139,078,626	—
MSCI South Africa	139,754,109	108,818,016
MSCI Turkey	30,808,591	54,714,478
MSCI USA Equal Weighted	24,695,397	26,641,859

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

68	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	FUTURES CONTRACTS

Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded.

Pursuant to the contract, the fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract. Such receipts or payments are known as margin variation and are recorded by the fund as unrealized appreciation or depreciation. When the contract is closed, the fund records a realized gain or loss equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held by the iShares MSCI Brazil ETF as of February 28, 2018 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Assets
Futures contracts:
Variation margin / Net assets consist of – net unrealized appreciation[a]	$54,106

[a]	Represents cumulative appreciation of futures contracts as reported in the schedule of investments. Only current day’s variation margin is reported separately within the statements of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS	69

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The following table shows the realized and unrealized gains (losses) on futures contracts held by the iShares MSCI Brazil ETF during the six months ended February 28, 2018 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Futures contracts	$570,869	$54,106

The following table shows the average quarter-end balances of open futures contracts for the iShares MSCI Brazil ETF for the six months ended February 28, 2018:

Average notional value of contracts purchased	$38,999,567

6.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the

70	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

When a fund concentrates its investments in issuers located in a single country, it assumes the risk that economic, political and social conditions in that country may have a significant impact on its investment performance.

The United States and the European Union, along with the regulatory bodies of a number of countries including Japan, Australia, Norway, Switzerland and Canada, have imposed economic sanctions, which consist of asset freezes and sectorial sanctions, on certain Russian individuals and Russian corporate entities. Broader sanctions on Russia could also be instituted. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. Current or future sanctions may result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. These retaliatory measures may include the immediate freeze of Russian assets held by a fund.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTES TO FINANCIAL STATEMENTS	71

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

As of August 31, 2017, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2018	Expiring 2019	Total
MSCI Brazil	$2,141,732,429	$198,226,310	—	$2,339,958,739
MSCI Chile	150,400,264	11,712,090	976,991	163,089,345
MSCI Colombia	8,287,339	—	—	8,287,339
MSCI Israel	33,128,188	10,801,191	7,130,249	51,059,628
MSCI Russia	70,987,197	—	—	70,987,197
MSCI South Africa	63,988,602	14,856,365	6,137,142	84,982,109
MSCI Turkey	70,376,752	5,982,737	3,859,184	80,218,673
MSCI USA Equal Weighted	885,021	—	—	885,021

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 28, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Brazil	$6,034,006,807	$3,141,530,134	$(519,064,922)	$2,622,465,212
MSCI Chile	338,191,151	206,733,632	(49,879,545)	156,854,087
MSCI Colombia	21,796,021	3,836,447	(4,364,727)	(528,280)
MSCI Israel	136,238,336	20,847,704	(27,396,008)	(6,548,304)
MSCI Russia	724,786,142	160,261,097	(68,147,050)	92,114,047
MSCI South Africa	528,649,321	95,449,637	(105,196,150)	(9,746,513)
MSCI Turkey	536,512,279	28,067,345	(159,953,278)	(131,885,933)
MSCI USA Equal Weighted	132,524,110	22,431,579	(6,644,343)	15,787,236

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2018, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

8.	LINE OF CREDIT

The iShares MSCI Colombia ETF, along with certain other iShares funds, is a party to a credit agreement with State Street Bank and Trust Company. Effective October 25, 2017, certain terms of the credit agreement were amended, including (i) increasing the maximum borrowing amount from $250 million to $275 million and (ii) extending the expiration date from October 25, 2017 to October 24, 2018. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings. The credit agreement has the following terms: a commitment fee of 0.20% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts

72	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

borrowed. The commitment fee is allocated to each fund participating in the credit agreement based on each fund’s pro-rata share of the aggregate average daily value of assets invested in local securities of certain foreign markets.

The Fund did not borrow under the credit agreement during the six months ended February 28, 2018.

9.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	73

Supplemental Information (Unaudited)

iSHARES®, INC.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI Brazil	$0.266181	$—	$0.149369	$0.415550	64%	—%	36%	100%
MSCI Chile	0.048433	—	0.000773	0.049206	98	—	2	100
MSCI Colombia	0.100316	—	0.008094	0.108410	93	—	7	100
MSCI Israel	0.529123	—	0.168072	0.697195	76	—	24	100
MSCI Russia	0.823930	—	0.203821	1.027751	80	—	20	100
MSCI South Africa	0.599240	—	0.017860	0.617100	97	—	3	100
MSCI USA Equal Weighted	0.416583	—	0.048800	0.465383	90	—	10	100

74	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

GENERAL INFORMATION	75

Notes:

76	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	77

Notes:

78	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-804-0218

FEBRUARY 28, 2018

2018 SEMI-ANNUAL REPORT (UNAUDITED)

iShares, Inc.

➢	iShares Edge MSCI Min Vol Global ETF | ACWV | Cboe BZX
➢	iShares MSCI Australia ETF | EWA | NYSE Arca
➢	iShares MSCI Canada ETF | EWC | NYSE Arca
➢	iShares MSCI Japan ETF | EWJ | NYSE Arca
➢	iShares MSCI Mexico ETF | EWW | NYSE Arca
➢	iShares MSCI South Korea ETF | EWY | NYSE Arca

Fund Performance Overview

iSHARES® EDGE MSCI MIN VOL GLOBAL ETF

Performance as of February 28, 2018

The iShares Edge MSCI Min Vol Global ETF (the “Fund”) seeks to track the investment results of an index composed of developed and emerging market equities that, in the aggregate, have lower volatility characteristics relative to the broader developed and emerging equity markets, as represented by the MSCI ACWI Minimum Volatility (USD) Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2018, the total return for the Fund was 4.19%, net of fees, while the total return for the Index was 4.05%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	11.64%	11.57%	11.29%	11.64%	11.57%	11.29%
5 Years	9.69%	9.58%	9.40%	58.79%	58.01%	56.74%
Since Inception	10.86%	10.80%	10.56%	92.74%	92.10%	89.57%

The inception date of the Fund was 10/18/11. The first day of secondary market trading was 10/20/11.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,041.90	$1.01	$1,000.00	$1,023.80	$1.00	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 2/28/18

Sector	Percentage of Total Investments*

Health Care	15.37%
Information Technology	13.95
Financials	13.72
Consumer Staples	13.40
Industrials	11.93
Consumer Discretionary	8.03
Utilities	7.36
Telecommunication Services	7.30
Real Estate	4.51
Materials	3.00
Energy	1.43

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 2/28/18

Country	Percentage of Total Investments*

United States	56.49%
Japan	13.34
Switzerland	4.88
Taiwan	4.28
China	4.22
Hong Kong	3.49
Canada	2.94
Singapore	1.32
Denmark	1.00
Malaysia	0.96

TOTAL	92.92%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI AUSTRALIA ETF

Performance as of February 28, 2018

The iShares MSCI Australia ETF (the “Fund”) seeks to track the investment results of an index composed of Australian equities, as represented by the MSCI Australia Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2018, the total return for the Fund was 4.91%, net of fees, while the total return for the Index was 5.02%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	9.88%	8.91%	10.18%	9.88%	8.91%	10.18%
5 Years	1.52%	1.39%	1.88%	7.83%	7.16%	9.78%
10 Years	3.10%	3.21%	3.38%	35.72%	37.17%	39.48%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,049.10	$2.39	$1,000.00	$1,022.50	$2.36	0.47%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 2/28/18

Sector	Percentage of Total Investments*

Financials	40.99%
Materials	17.85
Health Care	8.05
Real Estate	8.03
Consumer Staples	7.59
Energy	5.45
Industrials	5.19
Consumer Discretionary	2.66
Utilities	2.03
Telecommunication Services	1.23
Information Technology	0.93

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/18

Security	Percentage of Total Investments*

Commonwealth Bank of Australia	10.12%
Westpac Banking Corp.	7.90
BHP Billiton Ltd.	7.40
Australia & New Zealand Banking Group Ltd.	6.45
National Australia Bank Ltd.	6.13
CSL Ltd.	5.58
Wesfarmers Ltd.	3.54
Woolworths Group Ltd.	2.72
Macquarie Group Ltd.	2.53
Rio Tinto Ltd.	2.53

TOTAL	54.90%

*	Excludes money market funds.

6	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI CANADA ETF

Performance as of February 28, 2018

The iShares MSCI Canada ETF (the “Fund”) seeks to track the investment results of an index composed of Canadian equities, as represented by the MSCI Canada Custom Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2018, the total return for the Fund was 1.07%, net of fees, while the total return for the Index was 1.18%.

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 years	1 Year	5 Years	10 years
NAV	6.21%	1.68%	0.58%	6.21%	8.71%	5.91%
MARKET	6.13%	1.78%	0.61%	6.13%	9.24%	6.22%
INDEX[a]	6.41%	1.86%	0.78%	6.41%	9.64%	8.06%
MSCI Canada Index	6.33%	1.84%	0.77%	6.33%	9.57%	7.98%
MSCI Canada Custom Capped Index[b]	n/a	n/a	n/a	n/a	n/a	n/a

[a]	Index performance through August 31, 2017 reflects the performance of the MSCI Canada Index. Index performance beginning on September 1, 2017 reflects the performance of the MSCI Canada Custom Capped Index, which, effective as of September 1, 2017, replaced the MSCI Canada Index as the underlying index of the Fund.
[b]	The inception date of the MSCI Canada Custom Capped Index was May 12, 2017.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,010.70	$2.34	$1,000.00	$1,022.50	$2.36	0.47%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 2/28/18

Sector	Percentage of Total Investments*

Financials	42.90%
Energy	19.82
Materials	10.58
Industrials	7.96
Consumer Discretionary	5.25
Information Technology	4.13
Consumer Staples	4.09
Telecommunication Services	2.24
Utilities	1.95
Real Estate	0.68
Health Care	0.40

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/18

Security	Percentage of Total Investments*

Royal Bank of Canada	8.56%
Toronto-Dominion Bank (The)	7.94
Bank of Nova Scotia (The)	5.53
Canadian National Railway Co.	4.30
Suncor Energy Inc.	4.06
Enbridge Inc.	3.92
Bank of Montreal	3.67
Canadian Imperial Bank of Commerce	2.97
TransCanada Corp.	2.81
Manulife Financial Corp.	2.80

TOTAL	46.56%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® MSCI JAPAN ETF

Performance as of February 28, 2018

The iShares MSCI Japan ETF (the “Fund”) seeks to track the investment results of an index composed of Japanese equities, as represented by the MSCI Japan Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2018, the total return for the Fund was 13.71%, net of fees, while the total return for the Index was 13.94%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	21.36%	20.71%	21.77%	21.36%	20.71%	21.77%
5 Years	10.01%	9.89%	10.44%	61.16%	60.23%	64.28%
10 Years	3.40%	3.53%	3.89%	39.74%	41.49%	46.43%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,137.10	$2.49	$1,000.00	$1,022.50	$2.36	0.47%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 2/28/18

Sector	Percentage of Total Investments*

Industrials	21.36%
Consumer Discretionary	20.47
Information Technology	13.03
Financials	12.45
Consumer Staples	7.54
Health Care	7.40
Materials	6.36
Telecommunication Services	4.87
Real Estate	3.88
Utilities	1.62
Energy	1.02

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/18

Security	Percentage of Total Investments*

Toyota Motor Corp.	4.79%
Mitsubishi UFJ Financial Group Inc.	2.29
SoftBank Group Corp.	1.84
Sony Corp.	1.73
Honda Motor Co. Ltd.	1.66
Sumitomo Mitsui Financial Group Inc.	1.57
Keyence Corp.	1.56
Nintendo Co. Ltd.	1.36
FANUC Corp.	1.29
Mizuho Financial Group Inc.	1.21

TOTAL	19.30%

*	Excludes money market funds.

8	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI MEXICO ETF

Performance as of February 28, 2018

The iShares MSCI Mexico ETF (the “Fund”) (formerly the iShares MSCI Mexico Capped ETF) seeks to track the investment results of a broad-based index composed of Mexican equities, as represented by the MSCI Mexico IMI 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2018, the total return for the Fund was -10.86%, net of fees, while the total return for the Index was -10.71%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	10.20%	10.81%	10.45%	10.20%	10.81%	10.45%
5 Years	(5.15)%	(5.15)%	(4.88)%	(23.21)%	(23.22)%	(22.15)%
10 Years	0.56%	0.58%	0.30%	5.78%	5.96%	3.09%

Index performance through February 11, 2013 reflects the performance of the MSCI Mexico Investable Market Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Mexico IMI 25/50 Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$891.40	$2.20	$1,000.00	$1,022.50	$2.36	0.47%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 2/28/18

Sector	Percentage of Total Investments*

Consumer Staples	25.84%
Telecommunication Services	17.12
Financials	15.95
Materials	14.53
Industrials	10.96
Consumer Discretionary	7.51
Real Estate	6.05
Utilities	1.43
Health Care	0.61

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/18

Security	Percentage of Total Investments*

America Movil SAB de CV Series L	16.09%
Fomento Economico Mexicano SAB de CV	8.98
Grupo Financiero Banorte SAB de CV Series O	7.33
Wal-Mart de Mexico SAB de CV	5.82
Grupo Mexico SAB de CV Series B	5.78
Grupo Televisa SAB CPO	4.31
Cemex SAB de CV CPO	4.26
Fibra Uno Administracion SA de CV	2.49
Grupo Bimbo SAB de CV Series A	2.30
Grupo Financiero Inbursa SAB de CV Series O	2.22

TOTAL	59.58%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® MSCI SOUTH KOREA ETF

Performance as of February 28, 2018

The iShares MSCI South Korea ETF (the “Fund”) (formerly the iShares MSCI South Korea Capped ETF) seeks to track the investment results of an index composed of South Korean equities, as represented by the MSCI Korea 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2018, the total return for the Fund was 10.20%, net of fees, while the total return for the Index was 10.46%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	27.06%	26.87%	27.80%	27.06%	26.87%	27.80%
5 Years	5.11%	5.08%	5.61%	28.30%	28.09%	31.38%
10 Years	3.67%	3.87%	4.23%	43.42%	46.18%	51.30%

Index performance through February 11, 2013 reflects the performance of the MSCI Korea Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Korea 25/50 Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,102.00	$3.07	$1,000.00	$1,021.90	$2.96	0.59%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 2/28/18

Sector	Percentage of Total Investments*

Information Technology	36.15%
Financials	14.35
Consumer Discretionary	12.05
Industrials	10.13
Materials	8.95
Consumer Staples	6.88
Health Care	6.73
Energy	2.76
Utilities	1.25
Telecommunication Services	0.75

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/18

Security	Percentage of Total Investments*

Samsung Electronics Co. Ltd.	22.25%
SK Hynix Inc.	5.17
Celltrion Inc.	3.35
POSCO	3.12
KB Financial Group Inc.	2.97
Hyundai Motor Co.	2.91
NAVER Corp.	2.63
Shinhan Financial Group Co. Ltd.	2.38
LG Chem Ltd.	2.07
Hyundai Mobis Co. Ltd.	1.84

TOTAL	48.69%

*	Excludes money market funds.

10	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2017 and held through February 28, 2018, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	11

Schedule of Investments (Unaudited)

iShares® EDGE MSCI MIN VOL GLOBAL ETF

February 28, 2018

Security	Shares	Value
COMMON STOCKS — 99.62%

BELGIUM — 0.31%
Colruyt SA	36,192	$1,956,797
Proximus SADP	139,360	4,485,521
UCB SA	53,664	4,455,926

		10,898,244
CANADA — 2.92%
Agnico Eagle Mines Ltd.	207,584	7,920,382
Barrick Gold Corp.	596,960	6,885,760
BCE Inc.	225,056	9,835,826
Fairfax Financial Holdings Ltd.	12,896	6,311,980
First Capital Realty Inc.	121,056	1,886,673
Franco-Nevada Corp.	274,560	19,267,519
Goldcorp Inc.	529,152	6,632,209
Intact Financial Corp.	210,496	16,304,466
RioCan REIT	98,592	1,807,411
Rogers Communications Inc. Class B	86,944	3,923,285
Shaw Communications Inc. Class B	174,720	3,387,088
TELUS Corp.	303,264	10,962,804
Thomson Reuters Corp.	169,312	6,680,778

		101,806,181
CHILE — 0.51%
Banco de Chile	37,665,472	6,392,749
SACI Falabella	1,106,976	11,203,229

		17,595,978
CHINA — 4.21%
Agricultural Bank of China Ltd. Class H	7,488,000	4,162,499
Alibaba Group Holding Ltd. ADR[a,b]	13,728	2,555,330
Alibaba Pictures Group Ltd.[a,b]	20,800,000	2,844,108
ANTA Sports Products Ltd.	416,000	2,062,643
China Conch Venture Holdings Ltd.	1,872,000	5,633,726
China Construction Bank Corp. Class H	8,736,000	9,098,488
China Huarong Asset Management Co. Ltd. Class Hc	6,240,000	2,830,818
China Huishan Dairy Holdings Co. Ltd.[a,b,d]	3,106,800	4
China Mobile Ltd.	2,288,000	21,461,056

Security	Shares	Value
China Resources Beer Holdings Co. Ltd.	832,000	$3,210,918
China Resources Pharmaceutical Group Ltd.[a,c]	2,912,000	3,929,654
China Telecom Corp. Ltd. Class H	8,320,000	3,668,102
China Unicom Hong Kong Ltd.[b]	1,664,000	2,156,206
COSCO SHIPPING Ports Ltd.[a]	1,664,000	1,618,218
CSPC Pharmaceutical Group Ltd.	5,824,000	13,456,087
Fullshare Holdings Ltd.[a]	1,117,500	628,347
Guangdong Investment Ltd.	5,364,000	8,211,918
Jiangsu Expressway Co. Ltd. Class H	1,860,000	2,895,071
Kingboard Chemical Holdings Ltd.	416,000	2,113,146
Lenovo Group Ltd.[a]	4,160,000	2,174,281
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	3,328,000	2,275,287
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	1,747,431	2,540,765
Shenzhou International Group Holdings Ltd.[a]	832,000	8,239,940
Sihuan Pharmaceutical Holdings Group Ltd.	4,992,000	1,824,482
Sinopec Shanghai Petrochemical Co. Ltd. Class H	5,824,000	3,497,987
Tencent Holdings Ltd.	332,800	18,380,913
Yum China Holdings Inc.	247,104	10,704,545
Zijin Mining Group Co. Ltd. Class H	9,152,000	4,210,343

		146,384,882
CZECH REPUBLIC — 0.07%
Komercni Banka AS	51,168	2,275,531

		2,275,531
DENMARK — 0.99%
Chr Hansen Holding A/S	42,016	3,503,169
Coloplast A/S Class B	58,240	4,937,922
H Lundbeck A/S	107,744	5,660,054
Orsted A/Sc	232,544	14,509,240
William Demant Holding A/Sa,b	163,488	5,870,228

		34,480,613
GERMANY — 0.22%
MAN SE	49,920	5,698,832

12	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares® EDGE MSCI MIN VOL GLOBAL ETF

February 28, 2018

Security	Shares	Value
Uniper SE	65,312	$1,985,869

		7,684,701
HONG KONG — 3.47%
CK Infrastructure Holdings Ltd.[a]	1,040,000	8,731,678
CLP Holdings Ltd.	2,288,000	23,127,650
Hang Seng Bank Ltd.	1,164,800	28,951,427
HK Electric Investments & HK Electric Investments Ltd.[a,c]	4,160,000	3,902,010
HKT Trust & HKT Ltd.	5,824,000	7,442,526
Hong Kong & China Gas Co. Ltd.	4,992,852	9,876,854
Jardine Strategic Holdings Ltd.	41,600	1,656,928
Link REIT	1,040,000	8,891,161
MTR Corp. Ltd.[a]	2,288,000	12,133,976
PCCW Ltd.[a]	6,656,000	3,793,562
Power Assets Holdings Ltd.	832,000	7,075,716
Yue Yuen Industrial Holdings Ltd.	1,248,000	5,342,670

		120,926,158
INDIA — 0.37%
Wipro Ltd. ADR[a]	2,335,131	12,866,572

		12,866,572
INDONESIA — 0.85%
Bank Central Asia Tbk PT	8,361,600	14,094,634
Hanjaya Mandala Sampoerna Tbk PT	11,356,800	3,981,509
Kalbe Farma Tbk PT	13,977,600	1,626,662
Telekomunikasi Indonesia Persero Tbk PT	18,844,800	5,482,722
Unilever Indonesia Tbk PT	1,164,800	4,566,514

		29,752,041
IRELAND — 0.39%
Kerry Group PLC Class A	94,432	9,438,512
Ryanair Holdings PLC ADR[b]	34,112	4,136,421

		13,574,933
ISRAEL — 0.43%
Azrieli Group Ltd.	56,992	2,816,344
Bank Hapoalim BM	344,032	2,465,470
Bank Leumi Le-Israel BM	393,120	2,385,048
Check Point Software Technologies Ltd.[a,b]	33,280	3,457,459
Mizrahi Tefahot Bank Ltd.	214,240	3,972,123

		15,096,444
ITALY — 0.45%
Luxottica Group SpA	69,056	4,157,306
Recordati SpA	47,424	1,703,409

Security	Shares	Value
Snam SpA	2,179,008	$9,782,729

		15,643,444
JAPAN — 13.29%
ABC-Mart Inc.	46,500	2,963,310
Ajinomoto Co. Inc.	208,000	3,814,779
ANA Holdings Inc.	166,400	6,710,269
Asahi Group Holdings Ltd.	41,600	2,140,721
Astellas Pharma Inc.	790,400	11,707,298
Benesse Holdings Inc.	124,800	4,508,730
Canon Inc.	582,400	22,356,126
Chugai Pharmaceutical Co. Ltd.	83,200	4,327,445
Daiichi Sankyo Co. Ltd.	226,600	8,086,714
Daito Trust Construction Co. Ltd.	41,600	6,920,013
Daiwa House REIT Investment Corp.	1,248	3,006,989
Eisai Co. Ltd.	83,200	4,441,284
FamilyMart UNY Holdings Co. Ltd.	83,200	6,307,933
FUJIFILM Holdings Corp.	93,000	3,901,982
Hankyu Hanshin Holdings Inc.	41,600	1,559,440
Japan Airlines Co. Ltd.	166,400	6,376,548
Japan Prime Realty Investment Corp.	1,248	4,304,053
Japan Real Estate Investment Corp.	1,248	6,479,471
Japan Retail Fund Investment Corp.	2,496	4,802,294
Kajima Corp.	447,000	4,281,280
KDDI Corp.	83,200	2,054,952
Keikyu Corp.[a]	374,400	6,729,761
Keyence Corp.	20,000	12,233,728
Kintetsu Group Holdings Co. Ltd.	46,500	1,795,417
Kirin Holdings Co. Ltd.	332,800	8,665,806
Konami Holdings Corp.	124,800	6,608,125
Kyowa Hakko Kirin Co. Ltd.	89,400	1,901,860
Kyushu Railway Co.	214,800	6,642,988
Lawson Inc.	83,200	5,450,241
LINE Corp.[a,b]	41,600	1,693,941
McDonald’s Holdings Co. Japan Ltd.[a]	97,600	4,367,555
MEIJI Holdings Co. Ltd.	83,200	6,105,206
Mitsubishi Tanabe Pharma Corp.	332,800	7,157,828
Nagoya Railroad Co. Ltd.	291,200	7,458,410
NH Foods Ltd.	416,000	9,376,130
Nippon Building Fund Inc.	832	4,522,375

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iShares® EDGE MSCI MIN VOL GLOBAL ETF

February 28, 2018

Security	Shares	Value
Nippon Prologis REIT Inc.	2,912	$6,604,227
Nippon Telegraph & Telephone Corp.	416,000	19,422,820
Nissin Foods Holdings Co. Ltd.	83,200	5,707,549
Nitori Holdings Co. Ltd.	47,800	8,070,072
Nomura Real Estate Master Fund Inc.	5,408	7,419,813
Nomura Research Institute Ltd.	166,430	7,517,854
NTT Data Corp.	956,800	9,971,057
NTT DOCOMO Inc.	748,800	19,262,977
Obayashi Corp.	166,400	1,893,160
Oracle Corp. Japan	46,500	3,625,697
Oriental Land Co. Ltd./Japan	139,500	13,622,511
Otsuka Corp.	83,200	7,773,806
Otsuka Holdings Co. Ltd.	249,600	12,594,034
Park24 Co. Ltd.	166,400	4,013,997
Recruit Holdings Co. Ltd.	457,600	11,115,685
Sankyo Co. Ltd.	83,200	2,994,124
Santen Pharmaceutical Co. Ltd.	208,000	3,352,795
Secom Co. Ltd.	208,000	14,970,620
Shimadzu Corp.	124,800	3,222,192
Shimamura Co. Ltd.	41,600	4,966,815
Shionogi & Co. Ltd.	41,600	2,179,707
Suntory Beverage & Food Ltd.	208,000	9,707,511
Taisho Pharmaceutical Holdings Co. Ltd.	46,500	4,261,937
Takeda Pharmaceutical Co. Ltd.	249,600	14,296,942
Terumo Corp.	124,800	6,748,475
Tobu Railway Co. Ltd.	291,200	9,033,054
Toho Co. Ltd./Tokyo	83,200	2,709,526
Toyo Suisan Kaisha Ltd.	124,800	4,900,539
Tsuruha Holdings Inc.	41,600	6,050,626
United Urban Investment Corp.	4,576	7,238,919
USS Co. Ltd.	92,500	1,917,530
Yahoo Japan Corp.	915,200	4,254,151
Yamada Denki Co. Ltd.[a]	956,800	6,070,508
Yamazaki Baking Co. Ltd.[a]	166,400	3,263,907

		462,516,139
MALAYSIA — 0.96%
Hong Leong Bank Bhd[a]	998,400	5,102,877
IHH Healthcare Bhd[a]	2,995,200	4,519,181
Malayan Banking Bhd	2,246,400	5,998,811
Maxis Bhd[a]	2,828,800	4,268,115
Petronas Dagangan Bhd	332,800	2,192,045
Public Bank Bhd	1,486,160	8,726,495

Security	Shares	Value
Telekom Malaysia Bhd[a]	1,664,000	$2,506,408

		33,313,932
PERU — 0.15%
Cia. de Minas Buenaventura SAA ADR	138,528	2,154,110
Credicorp Ltd.	13,728	2,971,426

		5,125,536
PHILIPPINES — 0.46%
Aboitiz Equity Ventures Inc.	1,747,200	2,596,645
Bank of the Philippine Islands	1,214,729	2,796,583
BDO Unibank Inc.	3,556,809	10,640,377

		16,033,605
QATAR — 0.18%
Qatar National Bank QPSC	191,360	6,263,015

		6,263,015
SINGAPORE — 1.32%
CapitaLand Commercial Trust	3,952,000	5,168,356
CapitaLand Mall Trust	2,537,600	3,874,931
Oversea-Chinese Banking Corp. Ltd.	416,000	4,107,011
SATS Ltd.	1,248,000	4,905,772
Singapore Airlines Ltd.	956,800	8,021,251
Singapore Press Holdings Ltd.[a]	1,439,500	2,829,270
Singapore Telecommunications Ltd.	5,948,800	15,199,716
StarHub Ltd.	956,800	1,808,217

		45,914,524
SOUTH KOREA — 0.49%
DB Insurance Co. Ltd.	28,288	1,815,510
Hanmi Science Co. Ltd.	17,472	1,355,294
KT&G Corp.	25,792	2,376,989
NAVER Corp.	2,496	1,850,853
S-1 Corp.	32,032	2,839,664
Samsung Fire & Marine Insurance Co. Ltd.	14,144	3,774,694
SK Telecom Co. Ltd.	13,728	3,042,497

		17,055,501
SPAIN — 0.09%
Amadeus IT Group SA	44,512	3,287,747

		3,287,747
SWITZERLAND — 4.86%
Chocoladefabriken Lindt & Spruengli AG Registered	146	10,536,162
EMS-Chemie Holding AG Registered	11,232	7,202,362

14	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares® EDGE MSCI MIN VOL GLOBAL ETF

February 28, 2018

Security	Shares	Value
Givaudan SA Registered	832	$1,898,972
Kuehne + Nagel International AG Registered	83,616	13,687,525
Nestle SA Registered	430,560	34,297,187
Novartis AG Registered	211,744	17,736,263
Partners Group Holding AG	12,896	9,374,691
Roche Holding AG	78,624	18,244,795
Schindler Holding AG Registered	31,200	7,071,626
Sika AG Bearer	447	3,679,869
Sonova Holding AG Registered	76,128	11,954,283
Straumann Holding AG Registered	12,064	8,176,278
Swiss Prime Site AG Registered	63,954	5,982,259
Swisscom AG Registered	35,360	19,156,997

		168,999,269
TAIWAN — 4.27%
Asustek Computer Inc.	930,000	8,823,620
Chang Hwa Commercial Bank Ltd.	7,488,361	4,309,036
Chicony Electronics Co. Ltd.	832,956	2,051,328
Chunghwa Telecom Co. Ltd.	5,824,000	21,843,366
Compal Electronics Inc.	3,328,000	2,291,202
CTBC Financial Holding Co. Ltd.	2,912,000	2,129,479
E.Sun Financial Holding Co. Ltd.	7,904,557	5,238,930
Far EasTone Telecommunications Co. Ltd.	2,496,000	6,326,454
First Financial Holding Co. Ltd.	14,144,894	9,689,777
Formosa Petrochemical Corp.	1,664,000	6,668,425
Hon Hai Precision Industry Co. Ltd.	2,912,400	8,788,424
Hua Nan Financial Holdings Co. Ltd.	11,232,261	6,617,283
Innolux Corp.	5,408,000	2,408,042
Mega Financial Holding Co. Ltd.	14,560,000	12,442,740
Quanta Computer Inc.	832,000	1,698,454
Siliconware Precision Industries Co. Ltd.	3,328,000	5,802,100
Standard Foods Corp.	832,000	1,954,931
Synnex Technology International Corp.	2,496,250	3,308,896
Taiwan Cooperative Financial Holding Co. Ltd.	12,480,454	7,267,138
Taiwan Mobile Co. Ltd.	2,496,000	9,190,457
Taiwan Semiconductor Manufacturing Co. Ltd.	2,080,000	17,525,989

Security	Shares	Value
WPG Holdings Ltd.	1,664,000	$2,137,316

		148,513,387
THAILAND — 0.90%
Airports of Thailand PCL NVDR	2,080,000	4,688,117
Bangkok Dusit Medical Services PCL NVDR	6,822,400	4,803,283
Bangkok Expressway & Metro PCL NVDR	9,692,800	2,254,140
BTS Group Holdings PCL NVDR[a]	9,068,800	2,354,594
Bumrungrad Hospital PCL NVDR	624,000	4,095,062
CP ALL PCL NVDR	1,071,500	2,867,346
Home Product Center PCL NVDR	7,737,600	3,549,584
Krung Thai Bank PCL NVDR	5,241,600	3,389,757
Siam Cement PCL (The) Foreign	208,000	3,246,894

		31,248,777
UNITED ARAB EMIRATES — 0.25%
Emirates Telecommunications Group Co. PJSC	1,366,144	6,397,495
First Abu Dhabi Bank PJSC	789,152	2,481,576

		8,879,071
UNITED KINGDOM — 0.93%
AstraZeneca PLC	26,208	1,724,287
Compass Group PLC	437,216	9,313,389
GlaxoSmithKline PLC	494,208	8,901,311
Kingfisher PLC	426,400	2,102,718
Randgold Resources Ltd.	65,728	5,296,146
TUI AG	231,296	4,922,188

		32,260,039
UNITED STATES — 56.28%
3M Co.	24,544	5,780,357
Abbott Laboratories	193,024	11,645,138
Accenture PLC Class A	29,952	4,822,572
Adobe Systems Inc.[b]	23,712	4,958,891
Aetna Inc.	69,056	12,227,055
AGNC Investment Corp.	599,872	10,761,704
Alleghany Corp.[b]	18,384	11,143,462
Allstate Corp. (The)	171,392	15,812,626
Alphabet Inc. Class Cb	1,664	1,838,271
Altria Group Inc.	423,488	26,658,570
Ameren Corp.	46,592	2,529,946
American Tower Corp.	16,640	2,318,451
American Water Works Co. Inc.	84,448	6,701,793
Amphenol Corp. Class A	80,704	7,375,539
Annaly Capital Management Inc.	1,637,376	16,422,881

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iShares® EDGE MSCI MIN VOL GLOBAL ETF

February 28, 2018

Security	Shares	Value
ANSYS Inc.[b]	76,544	$12,242,447
Aon PLC	65,312	9,164,580
Apple Inc.	20,384	3,630,798
Aramark	106,080	4,424,597
Arch Capital Group Ltd.[b]	201,344	17,766,595
AT&T Inc.	589,888	21,412,934
Athene Holding Ltd. Class Ab	165,984	7,836,105
Automatic Data Processing Inc.	135,200	15,591,264
AutoZone Inc.[b]	13,728	9,125,276
AvalonBay Communities Inc.	108,160	16,875,123
Axis Capital Holdings Ltd.	118,144	5,829,225
Baxter International Inc.	201,760	13,677,310
Becton Dickinson and Co.	151,120	33,551,662
Berkshire Hathaway Inc. Class Bb	136,032	28,185,830
Boston Scientific Corp.[b]	148,928	4,059,777
Bristol-Myers Squibb Co.	76,544	5,067,213
Broadridge Financial Solutions Inc.	120,224	12,068,085
Campbell Soup Co.	116,896	5,032,373
Cboe Global Markets Inc.	42,016	4,706,212
CH Robinson Worldwide Inc.	143,936	13,437,865
Charter Communications Inc. Class Ab	32,864	11,237,188
Chevron Corp.	17,056	1,908,908
Chubb Ltd.	116,480	16,530,842
Church & Dwight Co. Inc.	330,304	16,247,654
Cigna Corp.	11,648	2,281,727
Cincinnati Financial Corp.	96,096	7,167,801
Cintas Corp.	39,520	6,744,483
Cisco Systems Inc.	182,624	8,177,903
Clorox Co. (The)	176,384	22,767,647
CMS Energy Corp.	32,032	1,359,758
Coca-Cola Co. (The)	592,384	25,602,836
Colgate-Palmolive Co.	131,456	9,066,520
Comcast Corp. Class A	344,032	12,457,399
Consolidated Edison Inc.	464,256	34,768,132
Constellation Brands Inc. Class A	32,448	6,991,895
Cooper Companies Inc. (The)	8,736	2,013,823
Costco Wholesale Corp.	38,688	7,385,539
Crown Castle International Corp.	112,736	12,407,724
CVS Health Corp.	47,008	3,183,852
Danaher Corp.	69,888	6,833,649
Darden Restaurants Inc.	38,272	3,528,296
Dell Technologies Inc. Class Vb	152,672	11,342,003
Dollar General Corp.	19,968	1,888,773
Dominion Energy Inc.	259,584	19,227,387

Security	Shares	Value
Dr Pepper Snapple Group Inc.	106,912	$12,428,520
Duke Energy Corp.	298,272	22,471,812
eBay Inc.[b]	91,104	3,904,717
Ecolab Inc.	24,128	3,147,498
Edison International	30,368	1,839,997
Eli Lilly & Co.	266,656	20,537,845
Equity Residential	122,304	6,877,154
Essex Property Trust Inc.	12,896	2,886,512
Everest Re Group Ltd.	42,848	10,293,804
Eversource Energy	70,304	4,007,328
Expeditors International of Washington Inc.	225,056	14,619,638
Exxon Mobil Corp.	312,416	23,662,388
F5 Networks Inc.[b]	14,144	2,100,667
Facebook Inc. Class Ab	93,184	16,616,571
Federal Realty Investment Trust	13,312	1,516,769
Fidelity National Information Services Inc.	130,208	12,653,613
Fiserv Inc.[b]	124,800	17,895,072
FNF Group	115,648	4,617,825
Gartner Inc.[b]	93,184	10,567,997
General Dynamics Corp.	6,656	1,480,627
General Mills Inc.	260,832	13,185,058
Genuine Parts Co.	35,360	3,247,462
Gilead Sciences Inc.	24,128	1,899,597
Harris Corp.	88,608	13,836,139
Henry Schein Inc.[b]	128,960	8,535,862
Hershey Co. (The)	57,824	5,681,786
Home Depot Inc. (The)	48,672	8,871,445
Hormel Foods Corp.	130,208	4,226,552
Humana Inc.	21,632	5,880,010
Intel Corp.	78,208	3,854,872
International Business Machines Corp.	72,800	11,344,424
Intuit Inc.	16,224	2,707,137
Intuitive Surgical Inc.[b]	72,384	30,868,157
Jack Henry & Associates Inc.	120,224	14,102,275
JM Smucker Co. (The)	64,064	8,091,283
Johnson & Johnson	372,320	48,356,922
Kellogg Co.	220,896	14,623,315
Kimberly-Clark Corp.	94,016	10,428,255
Kraft Heinz Co. (The)	78,624	5,271,739
L3 Technologies Inc.	13,728	2,849,246
Laboratory Corp. of America Holdings[b]	77,792	13,434,678

16	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares® EDGE MSCI MIN VOL GLOBAL ETF

February 28, 2018

Security	Shares	Value
Liberty Broadband Corp. Class Cb	36,192	$3,180,553
Lockheed Martin Corp.	100,256	35,334,225
Lowe’s Companies Inc.	21,632	1,938,011
Markel Corp.[b]	21,632	24,054,784
Marsh & McLennan Companies Inc.	280,800	23,312,016
Mastercard Inc. Class A	49,742	8,742,654
McCormick & Co. Inc./MD NVS	179,712	19,189,647
McDonald’s Corp.	236,288	37,272,069
Medtronic PLC	158,496	12,662,245
Merck & Co. Inc.	373,568	20,254,857
Microsoft Corp.	29,952	2,808,599
Monsanto Co.	86,944	10,726,281
Motorola Solutions Inc.	148,096	15,720,390
Newmont Mining Corp.	302,848	11,568,794
NextEra Energy Inc.	105,248	16,013,483
Northrop Grumman Corp.	131,456	46,014,858
O’Reilly Automotive Inc.[b]	19,552	4,774,403
Occidental Petroleum Corp.	83,616	5,485,210
Oracle Corp.	65,728	3,330,438
Paychex Inc.	288,704	18,803,292
PepsiCo Inc.	274,976	30,173,117
Pfizer Inc.	605,696	21,992,822
PG&E Corp.	101,088	4,153,706
Philip Morris International Inc.	39,520	4,092,296
Procter & Gamble Co. (The)	427,232	33,546,257
Progressive Corp. (The)	141,856	8,168,068
Public Storage	64,480	12,537,491
Raytheon Co.	153,088	33,298,171
Realty Income Corp.[a]	101,920	5,012,426
RenaissanceRe Holdings Ltd.	59,904	7,684,485
Republic Services Inc.	363,584	24,425,573
Rollins Inc.	39,104	1,965,758
Ross Stores Inc.	58,240	4,547,962
Sherwin-Williams Co. (The)	7,488	3,007,031
Southern Co. (The)	576,992	24,845,276
Starbucks Corp.	191,360	10,926,656
Stryker Corp.	127,296	20,642,319
Synopsys Inc.[b]	209,248	17,717,028
Sysco Corp.	126,880	7,568,392
Texas Instruments Inc.	20,384	2,208,606
Time Warner Inc.	88,192	8,198,328
TJX Companies Inc. (The)	295,360	24,420,365
Travelers Companies Inc. (The)	107,328	14,918,592
Tyson Foods Inc. Class A	33,280	2,475,366

Security	Shares	Value
UDR Inc.	254,176	$8,545,397
Ulta Beauty Inc.[b]	8,320	1,691,872
United Parcel Service Inc. Class B	124,800	13,030,368
UnitedHealth Group Inc.	86,528	19,569,172
Varian Medical Systems Inc.[b]	51,168	6,106,389
VeriSign Inc.[b]	30,784	3,571,560
Verizon Communications Inc.	585,728	27,962,655
Visa Inc. Class A	274,976	33,805,549
VMware Inc. Class Aa,b	70,304	9,262,552
Walmart Inc.	265,824	23,926,818
Walt Disney Co. (The)	35,776	3,690,652
Waste Management Inc.	418,496	36,124,575
Waters Corp.[b]	11,648	2,383,647
WEC Energy Group Inc.	317,408	19,019,087
Welltower Inc.	49,504	2,598,960
Westar Energy Inc.	40,352	1,966,353
Worldpay Inc. Class Ab	63,232	5,139,497
WR Berkley Corp.	150,592	10,297,481
Xcel Energy Inc.	438,048	18,958,717

		1,958,591,035

TOTAL COMMON STOCKS (Cost: $3,033,823,334)		3,466,987,299

SHORT-TERM INVESTMENTS — 1.97%

MONEY MARKET FUNDS — 1.97%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.58%[e,f,g]	63,759,914	63,766,290
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[e,f]	4,724,502	4,724,502

		68,490,792

TOTAL SHORT-TERM INVESTMENTS (Cost: $68,486,190)		68,490,792

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iShares® EDGE MSCI MIN VOL GLOBAL ETF

February 28, 2018

Value
TOTAL INVESTMENTS IN SECURITIES — 101.59% (Cost: $3,102,309,524)	$3,535,478,091
Other Assets, Less Liabilities — (1.59)%	(55,347,028)

NET ASSETS — 100.00%	$3,480,131,063

ADR — American Depositary Receipts

NVDR — Non-Voting Depositary Receipts

NVS — Non-Voting Shares

[a]	All or a portion of this security is on loan.
[b]	Non-income producing security.
[c]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[d]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[e]	Affiliate of the Fund.
[f]	Annualized 7-day yield as of period end.
[g]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased		Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	56,910,361	6,849,553	[b]	—	63,759,914	$63,766,290	$231,448	[c]	$(5,766)	$(9,204)
BlackRock Cash Funds: Treasury, SL Agency Shares	2,465,143	2,259,359	[b]	—	4,724,502	4,724,502	33,643		—	—

						$68,490,792	$265,091		$(5,766)	$(9,204)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Futures Contracts (Note 5)

Futures contracts outstanding as of February 28, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts
MSCI EAFE E-Mini	38	Mar 2018	$3,869	$(45,538)
MSCI Emerging Markets E-Mini	25	Mar 2018	1,479	14,892
S&P 500 E-Mini	43	Mar 2018	5,836	54,267

Total				$23,621

18	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares® EDGE MSCI MIN VOL GLOBAL ETF

February 28, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$3,460,724,280	$6,263,015	$4	$3,466,987,299
Money market funds	68,490,792	—	—	68,490,792

Total	$3,529,215,072	$6,263,015	$4	$3,535,478,091

Derivative financial instruments[a]
Assets
Futures contracts	$69,159	$—	$—	$69,159
Liabilities
Futures contracts	(45,538)	—	—	(45,538)

Total	$23,621	$—	$—	$23,621

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited)

iSHARES® MSCI AUSTRALIA ETF

February 28, 2018

Security	Shares	Value
COMMON STOCKS — 98.95%

BANKS — 31.04%
Australia & New Zealand Banking Group Ltd.	4,730,551	$107,086,506
Bank of Queensland Ltd.	632,614	6,226,142
Bendigo & Adelaide Bank Ltd.	769,123	6,796,507
Commonwealth Bank of Australia	2,822,256	168,000,199
National Australia Bank Ltd.	4,324,801	101,709,670
Westpac Banking Corp.	5,466,441	131,071,734

		520,890,758
BEVERAGES — 1.31%
Coca-Cola Amatil Ltd.	887,231	6,014,961
Treasury Wine Estates Ltd.	1,170,268	15,958,801

		21,973,762
BIOTECHNOLOGY — 5.52%
CSL Ltd.	728,697	92,654,001

		92,654,001
CAPITAL MARKETS — 3.35%
ASX Ltd.	311,603	14,178,066
Macquarie Group Ltd.	520,723	42,058,419

		56,236,485
CHEMICALS — 1.01%
Incitec Pivot Ltd.	2,724,547	8,067,794
Orica Ltd.	607,554	8,829,591

		16,897,385
COMMERCIAL SERVICES & SUPPLIES — 1.14%
Brambles Ltd.	2,559,760	19,149,056

		19,149,056
CONSTRUCTION & ENGINEERING — 0.34%
CIMIC Group Ltd.	155,983	5,688,529

		5,688,529
CONSTRUCTION MATERIALS — 1.44%
Boral Ltd.	1,884,733	11,470,378
James Hardie Industries PLC	710,349	12,648,379

		24,118,757
CONTAINERS & PACKAGING — 1.20%
Amcor Ltd./Australia	1,865,124	20,202,234

		20,202,234
DIVERSIFIED FINANCIAL SERVICES — 1.70%
AMP Ltd.	4,700,039	19,374,657
Challenger Ltd./Australia	931,231	9,143,339

		28,517,996

Security	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.21%
Telstra Corp. Ltd.	6,703,732	$17,500,011
TPG Telecom Ltd.[a]	599,461	2,854,165

		20,354,176
ELECTRIC UTILITIES — 0.23%
AusNet Services	2,896,950	3,837,663

		3,837,663
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.21%
BGP Holdings PLC[b,c]	18,888,372	230
Dexus	1,637,008	11,863,440
Goodman Group	2,900,034	18,553,384
GPT Group (The)	2,901,331	10,761,706
Mirvac Group	5,968,594	9,860,178
Scentre Group	8,582,208	25,680,717
Stockland	3,889,395	12,244,479
Vicinity Centres	5,299,128	10,240,778
Westfield Corp.	3,180,938	21,713,818

		120,918,730
FOOD & STAPLES RETAILING — 6.20%
Wesfarmers Ltd.	1,825,989	58,808,546
Woolworths Group Ltd.	2,100,925	45,201,603

		104,010,149
GAS UTILITIES — 0.71%
APA Group	1,803,811	11,244,960
APA Group New[c]	106,106	661,465

		11,906,425
HEALTH CARE EQUIPMENT & SUPPLIES — 0.79%
Cochlear Ltd.	92,575	13,266,377

		13,266,377
HEALTH CARE PROVIDERS & SERVICES — 1.65%
Healthscope Ltd.	2,795,819	4,117,634
Ramsay Health Care Ltd.	227,742	11,340,204
Sonic Healthcare Ltd.	640,485	12,227,902

		27,685,740
HOTELS, RESTAURANTS & LEISURE — 2.46%
Aristocrat Leisure Ltd.	873,883	16,785,995
Crown Resorts Ltd.	608,210	6,398,294
Domino’s Pizza Enterprises Ltd.[a]	100,424	3,082,481
Flight Centre Travel Group Ltd.[a]	88,832	4,000,359
Tabcorp Holdings Ltd.	3,080,393	11,089,833

		41,356,962
INSURANCE — 4.46%
Insurance Australia Group Ltd.	3,814,570	24,374,534

20	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA ETF

February 28, 2018

Security	Shares	Value
Medibank Pvt Ltd.	4,426,613	$10,934,721
QBE Insurance Group Ltd.	2,209,584	17,545,332
Suncorp Group Ltd.	2,082,838	22,008,582

		74,863,169
INTERNET SOFTWARE & SERVICES — 0.30%
REA Group Ltd.	84,816	5,088,491

		5,088,491
IT SERVICES — 0.62%
Computershare Ltd.	746,298	10,374,902

		10,374,902
METALS & MINING — 14.02%
Alumina Ltd.	3,939,511	6,845,798
BHP Billiton Ltd.	5,172,257	122,929,699
BlueScope Steel Ltd.	902,470	11,484,070
Fortescue Metals Group Ltd.	2,502,488	9,828,323
Newcrest Mining Ltd.	1,235,389	20,456,887
Rio Tinto Ltd.	664,265	42,010,736
South32 Ltd.	8,376,909	21,671,988

		235,227,501
MULTI-UTILITIES — 1.07%
AGL Energy Ltd.	1,056,172	17,991,265

		17,991,265
MULTILINE RETAIL — 0.17%
Harvey Norman Holdings Ltd.	891,010	2,784,222

		2,784,222
OIL, GAS & CONSUMABLE FUELS — 5.40%
Caltex Australia Ltd.	419,991	11,510,369
Oil Search Ltd.	2,207,133	12,985,310
Origin Energy Ltd.[c]	2,827,073	19,937,123
Santos Ltd.[c]	3,015,309	11,842,387
Woodside Petroleum Ltd.	1,507,250	34,272,632

		90,547,821
PROFESSIONAL SERVICES — 0.50%
Seek Ltd.	535,327	8,430,675

		8,430,675
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.74%
LendLease Group	891,128	12,395,247

		12,395,247

Security	Shares	Value
ROAD & RAIL — 0.69%
Aurizon Holdings Ltd.	3,243,785	$11,551,680

		11,551,680
TRANSPORTATION INFRASTRUCTURE — 2.47%
Sydney Airport	1,771,747	9,098,379
Transurban Group	3,577,953	32,286,433

		41,384,812

TOTAL COMMON STOCKS
(Cost: $1,809,572,197)		1,660,304,970

SHORT-TERM INVESTMENTS — 0.46%

MONEY MARKET FUNDS — 0.46%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.58%[d,e,f]	7,499,021	7,499,771
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[d,e]	171,691	171,691

		7,671,462

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,671,773)		7,671,462

TOTAL INVESTMENTS IN SECURITIES — 99.41%
(Cost: $1,817,243,970)		1,667,976,432
Other Assets, Less Liabilities — 0.59%		9,852,532

NET ASSETS — 100.00%		$1,677,828,964

[a]	All or a portion of this security is on loan.
[b]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[c]	Non-income producing security.
[d]	Affiliate of the Fund.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA ETF

February 28, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased		Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	6,985,447	513,574	[b]	—	7,499,021	$7,499,771	$41,771	[c]	$(1,096)	$(629)
BlackRock Cash Funds: Treasury, SL Agency Shares	183,299	—		(11,608)[b]	171,691	171,691	9,672		—	—

						$7,671,462	$51,443		$(1,096)	$(629)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Futures Contracts (Note 5)

Futures contracts outstanding as of February 28, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts
ASX SPI 200 Index	147	Mar 2018	$17,185	$273,900

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$1,660,304,740	$—	$230	$1,660,304,970
Money market funds	7,671,462	—	—	7,671,462

Total	$1,667,976,202	$—	$230	$1,667,976,432

Derivative financial instruments[a]
Assets
Futures contracts	$273,900	$—	$—	$273,900

Total	$273,900	$—	$—	$273,900

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

22	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI CANADA ETF

February 28, 2018

Security	Shares	Value
COMMON STOCKS — 99.62%

AEROSPACE & DEFENSE — 0.82%
Bombardier Inc. Class Ba	4,117,707	$13,047,091
CAE Inc.	574,893	10,615,342

		23,662,433
AUTO COMPONENTS — 1.60%
Linamar Corp.	104,175	5,712,206
Magna International Inc.	732,006	40,332,168

		46,044,374
BANKS — 29.78%
Bank of Montreal	1,383,074	105,175,581
Bank of Nova Scotia (The)	2,556,559	158,618,988
Canadian Imperial Bank of Commerce	929,596	85,026,457
National Bank of Canada	725,507	35,251,934
Royal Bank of Canada	3,108,296	245,223,899
Toronto-Dominion Bank (The)	3,939,604	227,518,396

		856,815,255
CAPITAL MARKETS — 3.90%
Brookfield Asset Management Inc. Class A	1,790,330	69,511,779
CI Financial Corp.	586,472	13,062,716
IGM Financial Inc.	183,622	5,616,066
Thomson Reuters Corp.	607,060	23,953,606

		112,144,167
CHEMICALS — 2.69%
Methanex Corp.	178,831	9,885,355
Nutrien Ltd.[a]	1,372,961	67,557,803

		77,443,158
CONSTRUCTION & ENGINEERING — 0.57%
SNC-Lavalin Group Inc.	375,332	16,306,811

		16,306,811
CONTAINERS & PACKAGING — 0.52%
CCL Industries Inc. Class B	298,450	14,876,499

		14,876,499
DIVERSIFIED FINANCIAL SERVICES — 0.55%
Element Fleet Management Corp.	831,239	3,159,273
Onex Corp.	174,164	12,798,441

		15,957,714
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.02%
BCE Inc.	326,010	14,247,911
TELUS Corp.	418,187	15,117,198

		29,365,109

Security	Shares	Value
ELECTRIC UTILITIES — 1.51%
Emera Inc.	120,188	$3,884,173
Fortis Inc./Canada	891,913	29,186,336
Hydro One Ltd.[b]	642,836	10,309,658

		43,380,167
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.49%
H&R REIT	297,483	4,638,631
RioCan REIT	344,248	6,310,833
SmartCentres Real Estate Investment Trust	139,277	3,195,648

		14,145,112
FOOD & STAPLES RETAILING — 3.57%
Alimentation Couche-Tard Inc. Class B	918,976	44,745,708
Empire Co. Ltd. Class A	367,610	6,816,571
George Weston Ltd.	109,967	9,003,503
Jean Coutu Group PJC Inc. (The) Class A	174,637	3,310,518
Loblaw Companies Ltd.	456,011	23,459,824
Metro Inc.	485,892	15,350,145

		102,686,269
FOOD PRODUCTS — 0.51%
Saputo Inc.[c]	456,437	14,608,406

		14,608,406
HOTELS, RESTAURANTS & LEISURE — 0.98%
Restaurant Brands International Inc.	479,003	28,115,515

		28,115,515
INSURANCE — 8.51%
Fairfax Financial Holdings Ltd.	59,605	29,173,818
Great-West Lifeco Inc.	634,849	16,776,046
Industrial Alliance Insurance & Financial Services Inc.	227,921	9,674,658
Intact Financial Corp.	297,593	23,050,771
Manulife Financial Corp.	4,217,365	80,374,647
Power Corp. of Canada	755,648	17,933,629
Power Financial Corp.	531,868	13,905,317
Sun Life Financial Inc.	1,304,728	53,824,421

		244,713,307
INTERNET SOFTWARE & SERVICES — 0.90%
Shopify Inc. Class Aa,c	186,384	25,818,988

		25,818,988

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CANADA ETF

February 28, 2018

Security	Shares	Value
IT SERVICES — 1.10%
CGI Group Inc. Class Aa	540,031	$31,609,104

		31,609,104
MEDIA — 0.61%
Shaw Communications Inc. Class B	912,526	17,690,050

		17,690,050
METALS & MINING — 6.97%
Agnico Eagle Mines Ltd.	494,942	18,884,547
Barrick Gold Corp.	2,488,270	28,701,472
First Quantum Minerals Ltd.	1,473,790	24,050,376
Franco-Nevada Corp.	396,710	27,839,516
Goldcorp Inc.	1,843,084	23,100,581
Kinross Gold Corp.[a]	2,660,760	9,572,797
Lundin Mining Corp.	1,388,623	9,049,051
Teck Resources Ltd. Class B	1,214,569	34,787,281
Turquoise Hill Resources Ltd.[a]	2,171,389	6,608,980
Wheaton Precious Metals Corp.[c]	945,478	18,070,594

		200,665,195
MULTI-UTILITIES — 0.44%
Atco Ltd./Canada Class I	162,188	5,346,565
Canadian Utilities Ltd. Class A	272,013	7,194,381

		12,540,946
MULTILINE RETAIL — 1.56%
Canadian Tire Corp. Ltd. Class A	136,078	18,520,032
Dollarama Inc.	226,243	26,370,150

		44,890,182
OIL, GAS & CONSUMABLE FUELS — 19.75%
AltaGas Ltd.	366,440	7,555,582
ARC Resources Ltd.	746,020	7,207,810
Cameco Corp.	845,214	7,466,986
Canadian Natural Resources Ltd.	2,337,833	72,524,183
Cenovus Energy Inc.	2,231,482	16,265,690
Crescent Point Energy Corp.	1,160,321	8,358,187
Enbridge Inc.	3,527,474	112,347,301
Encana Corp.	2,079,354	21,842,670
Husky Energy Inc.[a]	752,839	9,952,856
Imperial Oil Ltd.	624,783	16,944,012
Inter Pipeline Ltd.	797,590	13,887,098
Keyera Corp.	427,032	10,897,839
Pembina Pipeline Corp.	1,074,247	34,591,198
PrairieSky Royalty Ltd.	454,901	10,107,333
Seven Generations Energy Ltd. Class Aa,c	529,414	6,197,534

Security	Shares	Value
Suncor Energy Inc.	3,528,145	$116,306,118
Tourmaline Oil Corp.[a]	489,188	7,127,748
TransCanada Corp.	1,857,220	80,443,056
Vermilion Energy Inc.	245,917	8,112,469

		568,135,670
PAPER & FOREST PRODUCTS — 0.35%
West Fraser Timber Co. Ltd.	146,214	10,199,093

		10,199,093
PHARMACEUTICALS — 0.40%
Valeant Pharmaceuticals International Inc.[a]	705,114	11,561,591

		11,561,591
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.18%
First Capital Realty Inc.	333,078	5,191,062

		5,191,062
ROAD & RAIL — 6.21%
Canadian National Railway Co.	1,591,076	123,277,813
Canadian Pacific Railway Ltd.	309,064	55,355,826

		178,633,639
SOFTWARE — 2.12%
BlackBerry Ltd.[a,c]	1,080,730	13,132,217
Constellation Software Inc./Canada	43,078	27,923,796
Open Text Corp.	564,231	19,837,364

		60,893,377
TEXTILES, APPAREL & LUXURY GOODS — 0.47%
Gildan Activewear Inc.	468,907	13,620,571

		13,620,571
TRADING COMPANIES & DISTRIBUTORS — 0.33%
Finning International Inc.	358,888	9,573,334

		9,573,334
WIRELESS TELECOMMUNICATION SERVICES — 1.21%
Rogers Communications Inc. Class B	771,410	34,809,323

		34,809,323

TOTAL COMMON STOCKS
(Cost: $3,329,516,798)		2,866,096,421

SHORT-TERM INVESTMENTS — 0.06%

MONEY MARKET FUNDS — 0.06%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.58%[d,e,f]	997,231	997,331

24	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CANADA ETF

February 28, 2018

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[d,e]	629,153	$629,153

		1,626,484
TOTAL SHORT-TERM INVESTMENTS (Cost: $1,626,384)		1,626,484

TOTAL INVESTMENTS IN SECURITIES — 99.68%
(Cost: $3,331,143,182)		2,867,722,905
Other Assets, Less Liabilities — 0.32%		9,317,623

NET ASSETS — 100.00%		$2,877,040,528

[a]	Non-income producing security.
[b]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[c]	All or a portion of this security is on loan.
[d]	Affiliate of the Fund.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased		Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	43,796,579	—		(42,799,348)[b]	997,231	$997,331	$35,956	[c]	$(3,339)	$(2,587)
BlackRock Cash Funds: Treasury, SL Agency Shares	412,255	216,898	[b]	—	629,153	629,153	12,549		—	—

						$1,626,484	$48,505		$(3,339)	$(2,587)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Futures Contracts (Note 5)

Futures contracts outstanding as of February 28, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts
S&P/TSX 60 Index	72	Mar 2018	$10,257	$(313,006)

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CANADA ETF

February 28, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$2,866,096,421	$—	$—	$2,866,096,421
Money market funds	1,626,484	—	—	1,626,484

Total	$2,867,722,905	$—	$—	$2,867,722,905

Derivative financial instruments[a]
Liabilities
Futures contracts	$(313,006)	$—	$—	$(313,006)

Total	$(313,006)	$—	$—	$(313,006)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

26	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI JAPAN ETF

February 28, 2018

Security	Shares	Value
COMMON STOCKS — 99.62%

AIR FREIGHT & LOGISTICS — 0.24%
Yamato Holdings Co. Ltd.	2,221,200	$55,745,968

		55,745,968
AIRLINES — 0.26%
ANA Holdings Inc.	740,400	29,857,469
Japan Airlines Co. Ltd.	740,400	28,372,575

		58,230,044
AUTO COMPONENTS — 3.15%
Aisin Seiki Co. Ltd.	1,023,500	60,140,996
Bridgestone Corp.	3,948,800	176,966,043
Denso Corp.	2,961,600	174,440,336
Koito Manufacturing Co. Ltd.	740,400	51,693,735
NGK Spark Plug Co. Ltd.	987,200	25,275,577
NOK Corp.	493,600	10,630,175
Stanley Electric Co. Ltd.	740,400	29,246,858
Sumitomo Electric Industries Ltd.	4,689,200	74,619,386
Sumitomo Rubber Industries Ltd.	1,234,000	23,799,934
Toyoda Gosei Co. Ltd.	493,600	12,064,184
Toyota Industries Corp.	987,200	62,541,324
Yokohama Rubber Co. Ltd. (The)	740,400	18,394,643

		719,813,191
AUTOMOBILES — 9.01%
Honda Motor Co. Ltd.	10,365,600	377,398,960
Isuzu Motors Ltd.	3,455,600	54,632,840
Mazda Motor Corp.	3,455,200	48,457,962
Mitsubishi Motors Corp.	4,195,600	33,382,357
Nissan Motor Co. Ltd.	14,067,600	148,315,918
Subaru Corp.	3,724,100	131,925,383
Suzuki Motor Corp.	2,080,500	119,832,744
Toyota Motor Corp.	16,042,000	1,087,707,886
Yamaha Motor Co. Ltd.	1,727,600	55,128,419

		2,056,782,469
BANKS — 7.18%
Aozora Bank Ltd.	740,400	30,495,834
Bank of Kyoto Ltd. (The)	363,700	20,348,522
Chiba Bank Ltd. (The)	3,815,000	31,748,465
Concordia Financial Group Ltd.	7,650,800	44,884,502
Fukuoka Financial Group Inc.	4,936,000	25,488,365
Hachijuni Bank Ltd. (The)	2,468,000	15,010,843

Security	Shares	Value
Japan Post Bank Co. Ltd.	2,468,000	$33,907,389
Kyushu Financial Group Inc.	2,221,300	12,490,324
Mebuki Financial Group Inc.	6,170,080	25,037,671
Mitsubishi UFJ Financial Group Inc.	72,806,080	520,126,281
Mizuho Financial Group Inc.	147,092,880	274,872,970
Resona Holdings Inc.	13,574,000	77,852,847
Seven Bank Ltd.	3,702,000	12,836,699
Shinsei Bank Ltd.	987,200	15,690,841
Shizuoka Bank Ltd. (The)	3,062,000	31,192,484
Sumitomo Mitsui Financial Group Inc.	8,144,400	357,665,137
Sumitomo Mitsui Trust Holdings Inc.	1,998,232	81,105,316
Suruga Bank Ltd.	987,200	16,319,955
Yamaguchi Financial Group Inc.	922,000	11,215,557

		1,638,290,002
BEVERAGES — 1.47%
Asahi Group Holdings Ltd.	2,468,000	127,002,371
Coca-Cola Bottlers Japan Holdings Inc.	740,400	28,240,739
Kirin Holdings Co. Ltd.	5,429,600	141,381,787
Suntory Beverage & Food Ltd.	810,900	37,845,293

		334,470,190
BUILDING PRODUCTS — 1.38%
Asahi Glass Co. Ltd.	1,239,700	51,758,245
Daikin Industries Ltd.	1,492,100	176,890,164
LIXIL Group Corp.	1,727,600	42,435,121
TOTO Ltd.	846,500	44,901,270

		315,984,800
CAPITAL MARKETS — 1.26%
Daiwa Securities Group Inc.	9,872,000	66,316,007
Japan Exchange Group Inc.	3,208,400	55,806,105
Nomura Holdings Inc.	22,212,000	137,304,111
SBI Holdings Inc./Japan	1,234,010	28,668,861

		288,095,084
CHEMICALS — 4.57%
Air Water Inc.	987,200	19,770,830
Asahi Kasei Corp.	7,650,800	99,197,618
Daicel Corp.	1,727,600	19,930,421
Hitachi Chemical Co. Ltd.	740,400	16,646,077
JSR Corp.	1,234,000	29,952,298
Kaneka Corp.	1,370,000	14,007,497

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

February 28, 2018

Security	Shares	Value
Kansai Paint Co. Ltd.	1,234,000	$31,224,404
Kuraray Co. Ltd.	2,221,200	39,009,688
Mitsubishi Chemical Holdings Corp.	8,884,800	91,091,994
Mitsubishi Gas Chemical Co. Inc.	1,015,700	25,510,295
Mitsui Chemicals Inc.	1,052,200	32,392,831
Nippon Paint Holdings Co. Ltd.	987,200	36,174,050
Nissan Chemical Industries Ltd.	740,400	29,559,102
Nitto Denko Corp.	996,800	83,168,646
Shin-Etsu Chemical Co. Ltd.	2,337,600	249,193,571
Sumitomo Chemical Co. Ltd.	9,872,000	61,893,707
Taiyo Nippon Sanso Corp.	740,400	10,900,786
Teijin Ltd.	1,234,000	24,482,246
Toray Industries Inc.	8,884,800	90,425,873
Tosoh Corp.	1,764,200	37,200,225

		1,041,732,159
COMMERCIAL SERVICES & SUPPLIES — 0.84%
Dai Nippon Printing Co. Ltd.	1,583,100	33,396,355
Park24 Co. Ltd.	740,400	17,860,359
Secom Co. Ltd.	1,241,800	89,377,480
Sohgo Security Services Co. Ltd.	493,600	23,406,738
Toppan Printing Co. Ltd.	3,113,000	26,810,806

		190,851,738
CONSTRUCTION & ENGINEERING — 0.96%
JGC Corp.	1,234,000	28,460,466
Kajima Corp.	5,242,000	50,206,869
Obayashi Corp.	3,948,800	44,926,135
Shimizu Corp.	3,455,200	32,316,101
Taisei Corp.	1,257,900	64,247,739

		220,157,310
CONSTRUCTION MATERIALS — 0.12%
Taiheiyo Cement Corp.	740,400	27,755,026

		27,755,026
CONSUMER FINANCE — 0.20%
Acom Co. Ltd.[a,b]	2,468,000	11,240,785
AEON Financial Service Co. Ltd.	740,470	17,362,410
Credit Saison Co. Ltd.	987,200	17,106,348

		45,709,543
CONTAINERS & PACKAGING — 0.06%
Toyo Seikan Group Holdings Ltd.	987,200	14,756,422

		14,756,422
DIVERSIFIED CONSUMER SERVICES — 0.08%
Benesse Holdings Inc.	493,600	17,832,604

		17,832,604

Security	Shares	Value
DIVERSIFIED FINANCIAL SERVICES — 0.72%
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,714,800	$17,376,959
ORIX Corp.	8,144,400	145,783,272

		163,160,231
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.86%
Nippon Telegraph & Telephone Corp.	4,219,200	196,992,216

		196,992,216
ELECTRIC UTILITIES — 0.98%
Chubu Electric Power Co. Inc.	3,948,800	54,048,286
Chugoku Electric Power Co. Inc. (The)	1,727,600	20,254,230
Kansai Electric Power Co. Inc. (The)	4,195,600	51,312,103
Kyushu Electric Power Co. Inc.	2,468,000	27,778,155
Tohoku Electric Power Co. Inc.	2,714,800	35,720,718
Tokyo Electric Power Co. Holdings Inc.[a]	8,638,000	33,352,289

		222,465,781
ELECTRICAL EQUIPMENT — 2.09%
Fuji Electric Co. Ltd.	2,935,000	22,499,695
Mabuchi Motor Co. Ltd.	270,000	13,992,784
Mitsubishi Electric Corp.	11,846,400	201,723,526
Nidec Corp.	1,480,800	239,525,870

		477,741,875
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.65%
Alps Electric Co. Ltd.	1,234,700	34,192,760
Hamamatsu Photonics KK	987,200	39,643,428
Hirose Electric Co. Ltd.	246,860	36,900,023
Hitachi High-Technologies Corp.	493,600	24,285,647
Hitachi Ltd.	29,616,000	227,036,109
Keyence Corp.	579,652	354,565,260
Kyocera Corp.	1,974,400	117,551,785
Murata Manufacturing Co. Ltd.	1,132,500	159,041,399
Nippon Electric Glass Co. Ltd.	493,700	15,060,152
Omron Corp.	1,234,000	73,550,818
Shimadzu Corp.	1,481,500	38,250,621
TDK Corp.	759,200	69,512,994
Yaskawa Electric Corp.	1,480,800	69,526,339
Yokogawa Electric Corp.	1,480,800	30,225,223

		1,289,342,558

28	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

February 28, 2018

Security	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.05%
Daiwa House REIT Investment Corp.	9,872	$23,786,057
Japan Prime Realty Investment Corp.	4,936	17,023,082
Japan Real Estate Investment Corp.	7,404	38,440,710
Japan Retail Fund Investment Corp.	14,808	28,490,534
Nippon Building Fund Inc.	7,811	42,457,055
Nippon Prologis REIT Inc.	12,340	27,986,318
Nomura Real Estate Master Fund Inc.	22,212	30,475,018
United Urban Investment Corp.	19,744	31,233,655

		239,892,429
FOOD & STAPLES RETAILING — 1.64%
Aeon Co. Ltd.	3,702,400	62,681,089
FamilyMart UNY Holdings Co. Ltd.	493,600	37,423,026
Lawson Inc.	290,800	19,049,641
Seven & i Holdings Co. Ltd.	4,689,280	196,044,029
Sundrug Co. Ltd.	493,600	22,874,767
Tsuruha Holdings Inc.	246,800	35,896,500

		373,969,052
FOOD PRODUCTS — 1.34%
Ajinomoto Co. Inc.	3,208,400	58,842,967
Calbee Inc.	495,400	16,620,889
Kikkoman Corp.	987,200	39,412,136
MEIJI Holdings Co. Ltd.	740,456	54,334,572
NH Foods Ltd.	854,000	19,248,114
Nisshin Seifun Group Inc.	1,234,075	24,541,560
Nissin Foods Holdings Co. Ltd.	329,100	22,576,374
Toyo Suisan Kaisha Ltd.	493,600	19,382,260
Yakult Honsha Co. Ltd.	514,900	37,011,227
Yamazaki Baking Co. Ltd.	740,400	14,522,817

		306,492,916
GAS UTILITIES — 0.53%
Osaka Gas Co. Ltd.	2,242,300	44,507,674
Toho Gas Co. Ltd.	493,600	14,525,130
Tokyo Gas Co. Ltd.	2,468,000	62,101,870

		121,134,674
HEALTH CARE EQUIPMENT & SUPPLIES — 1.74%
CYBERDYNE Inc.[a,b]	493,600	7,415,218

Security	Shares	Value
Hoya Corp.	2,468,000	$131,165,625
Olympus Corp.	1,733,900	69,953,981
Sysmex Corp.	987,200	82,432,426
Terumo Corp.	1,974,400	106,764,331

		397,731,581
HEALTH CARE PROVIDERS & SERVICES — 0.30%
Alfresa Holdings Corp.	1,234,000	27,859,107
Medipal Holdings Corp.	987,200	20,261,169
Suzuken Co. Ltd./Aichi Japan	493,640	20,262,810

		68,383,086
HEALTH CARE TECHNOLOGY — 0.21%
M3 Inc.	1,234,000	48,340,003

		48,340,003
HOTELS, RESTAURANTS & LEISURE — 0.65%
McDonald’s Holdings Co. Japan Ltd.	493,600	22,088,374
Oriental Land Co. Ltd./Japan	1,282,100	125,200,150

		147,288,524
HOUSEHOLD DURABLES — 3.72%
Casio Computer Co. Ltd.	1,234,400	18,358,960
Iida Group Holdings Co. Ltd.	987,280	18,717,656
Nikon Corp.	1,974,400	40,374,310
Panasonic Corp.	13,574,015	213,395,906
Rinnai Corp.	246,800	22,227,150
Sekisui Chemical Co. Ltd.	2,468,000	46,836,605
Sekisui House Ltd.	3,455,200	60,843,642
Sharp Corp./Japan[a,b]	987,200	34,693,782
Sony Corp.	7,699,600	392,682,847

		848,130,858
HOUSEHOLD PRODUCTS — 0.43%
Lion Corp.	1,480,800	27,963,188
Unicharm Corp.	2,468,000	69,456,952

		97,420,140
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.11%
Electric Power Development Co. Ltd.	987,200	25,183,060

		25,183,060
INDUSTRIAL CONGLOMERATES — 0.70%
Keihan Holdings Co. Ltd.	493,600	15,519,685
Seibu Holdings Inc.	1,480,800	25,340,338
Toshiba Corp.[a]	39,817,000	118,288,637

		159,148,660

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

February 28, 2018

Security	Shares	Value
INSURANCE — 3.05%
Dai-ichi Life Holdings Inc.	6,664,700	$133,162,836
Japan Post Holdings Co. Ltd.	9,625,200	116,453,148
MS&AD Insurance Group Holdings Inc.	2,961,640	92,480,994
Sompo Holdings Inc.	2,221,250	86,243,745
Sony Financial Holdings Inc.	987,200	18,503,350
T&D Holdings Inc.	3,208,400	53,505,907
Tokio Marine Holdings Inc.	4,195,600	195,261,231

		695,611,211
INTERNET & DIRECT MARKETING RETAIL — 0.37%
Rakuten Inc.	5,676,400	51,989,557
Start Today Co. Ltd.	1,234,700	32,214,093

		84,203,650
INTERNET SOFTWARE & SERVICES — 0.36%
DeNA Co. Ltd.	740,400	13,565,269
Kakaku.com Inc.	987,200	16,847,300
Mixi Inc.	251,900	10,233,696
Yahoo Japan Corp.	8,884,800	41,299,478

		81,945,743
IT SERVICES — 0.94%
Fujitsu Ltd.	12,340,000	74,464,421
Nomura Research Institute Ltd.	773,304	34,931,121
NTT Data Corp.	3,702,000	38,579,485
Obic Co. Ltd.	493,600	41,354,988
Otsuka Corp.	270,800	25,302,245

		214,632,260
LEISURE PRODUCTS — 0.78%
Bandai Namco Holdings Inc.	1,234,098	40,074,500
Sankyo Co. Ltd.	246,800	8,881,608
Sega Sammy Holdings Inc.	987,200	14,423,362
Shimano Inc.	493,600	71,607,966
Yamaha Corp.	987,200	43,760,424

		178,747,860
MACHINERY — 6.04%
Amada Holdings Co. Ltd.	1,974,400	26,570,811
Daifuku Co. Ltd.	593,600	39,274,786
FANUC Corp.	1,149,700	294,253,381
Hino Motors Ltd.	1,480,800	19,636,681
Hitachi Construction Machinery Co. Ltd.	740,400	31,883,586
Hoshizaki Corp.	301,300	27,333,152
IHI Corp.	987,200	33,861,131
JTEKT Corp.	1,480,800	23,092,181

Security	Shares	Value
Kawasaki Heavy Industries Ltd.	987,200	$36,266,567
Komatsu Ltd.	5,676,400	208,319,970
Kubota Corp.	6,416,800	117,084,575
Kurita Water Industries Ltd.	493,600	15,242,135
Makita Corp.	1,480,800	70,358,990
MINEBEA MITSUMI Inc.	2,468,000	56,897,802
Mitsubishi Heavy Industries Ltd.	1,974,400	81,081,681
Nabtesco Corp.	740,400	32,230,523
NGK Insulators Ltd.	1,480,800	27,810,536
NSK Ltd.	2,353,000	35,480,783
SMC Corp./Japan	329,300	138,966,112
Sumitomo Heavy Industries Ltd.	740,400	29,316,246
THK Co. Ltd.	741,000	32,499,695

		1,377,461,324
MARINE — 0.20%
Mitsui OSK Lines Ltd.	740,400	23,383,609
Nippon Yusen KKa	987,200	21,574,907

		44,958,516
MEDIA — 0.46%
Dentsu Inc.	1,290,900	59,823,818
Hakuhodo DY Holdings Inc.	1,481,500	21,548,081
Toho Co. Ltd./Tokyo	740,400	24,112,179

		105,484,078
METALS & MINING — 1.45%
Hitachi Metals Ltd.	1,234,000	15,912,881
JFE Holdings Inc.	3,208,450	74,795,177
Kobe Steel Ltd.[a]	1,980,000	22,081,439
Maruichi Steel Tube Ltd.	293,700	9,275,751
Mitsubishi Materials Corp.	740,400	23,383,609
Nippon Steel & Sumitomo Metal Corp.	4,689,670	112,357,822
Sumitomo Metal Mining Co. Ltd.	1,525,100	71,920,746

		329,727,425
MULTILINE RETAIL — 0.76%
Don Quijote Holdings Co. Ltd.	740,400	41,701,926
Isetan Mitsukoshi Holdings Ltd.	1,974,460	23,351,938
J Front Retailing Co. Ltd.	1,480,800	27,075,027
Marui Group Co. Ltd.	1,234,000	23,834,628
Ryohin Keikaku Co. Ltd.	123,100	42,281,196
Takashimaya Co. Ltd.	1,522,000	15,533,087

		173,777,802
OIL, GAS & CONSUMABLE FUELS — 1.02%
Idemitsu Kosan Co. Ltd.	740,400	28,622,370
Inpex Corp.	5,923,200	72,801,432

30	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

February 28, 2018

Security	Shares	Value
JXTG Holdings Inc.	18,756,895	$115,313,464
Showa Shell Sekiyu KK	1,234,000	16,109,479

		232,846,745
PAPER & FOREST PRODUCTS — 0.14%
Oji Holdings Corp.	4,936,000	32,473,380

		32,473,380
PERSONAL PRODUCTS — 1.79%
Kao Corp.	3,001,900	220,897,979
Kose Corp.	145,400	27,443,475
Pola Orbis Holdings Inc.	513,000	21,706,527
Shiseido Co. Ltd.	2,285,800	138,405,452

		408,453,433
PHARMACEUTICALS — 5.12%
Astellas Pharma Inc.	12,586,850	186,434,717
Chugai Pharmaceutical Co. Ltd.	1,480,800	77,020,196
Daiichi Sankyo Co. Ltd.	3,455,669	123,323,064
Eisai Co. Ltd.	1,727,600	92,220,698
Hisamitsu Pharmaceutical Co. Inc.	307,400	22,297,699
Kyowa Hakko Kirin Co. Ltd.	1,480,800	31,501,954
Mitsubishi Tanabe Pharma Corp.	1,234,000	26,540,743
Ono Pharmaceutical Co. Ltd.	2,476,900	72,655,424
Otsuka Holdings Co. Ltd.	2,468,000	124,527,548
Santen Pharmaceutical Co. Ltd.	2,221,200	35,803,983
Shionogi & Co. Ltd.	1,769,400	92,710,889
Sumitomo Dainippon Pharma Co. Ltd.	987,200	15,200,502
Taisho Pharmaceutical Holdings Co. Ltd.	142,700	13,079,106
Takeda Pharmaceutical Co. Ltd.	4,442,400	254,458,074

		1,167,774,597
PROFESSIONAL SERVICES — 0.82%
Persol Holdings Co. Ltd.	987,200	25,451,358
Recruit Holdings Co. Ltd.	6,663,600	161,867,309

		187,318,667
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.82%
Aeon Mall Co. Ltd.	740,400	15,521,998
Daito Trust Construction Co. Ltd.	384,200	63,910,314
Daiwa House Industry Co. Ltd.	3,455,200	128,778,693
Hulic Co. Ltd.	1,727,600	19,331,375
Mitsubishi Estate Co. Ltd.	7,650,800	134,474,255
Mitsui Fudosan Co. Ltd.	5,429,600	131,179,502

Security	Shares	Value
Nomura Real Estate Holdings Inc.	740,400	$17,957,502
Sumitomo Realty & Development Co. Ltd.	2,468,000	90,226,962
Tokyo Tatemono Co. Ltd.	1,234,000	19,231,920
Tokyu Fudosan Holdings Corp.	2,961,600	21,981,980

		642,594,501
ROAD & RAIL — 3.58%
Central Japan Railway Co.	855,700	159,985,146
East Japan Railway Co.	1,999,200	188,481,814
Hankyu Hanshin Holdings Inc.	1,480,800	55,510,051
Keikyu Corp.	1,480,800	26,617,070
Keio Corp.	740,400	32,577,461
Keisei Electric Railway Co. Ltd.	762,700	25,017,103
Kintetsu Group Holdings Co. Ltd.	1,090,600	42,109,292
Kyushu Railway Co.	987,200	30,530,528
Nagoya Railroad Co. Ltd.	1,107,200	28,358,349
Nippon Express Co. Ltd.	493,600	33,306,031
Odakyu Electric Railway Co. Ltd.	1,727,600	35,327,522
Tobu Railway Co. Ltd.	1,234,000	38,278,806
Tokyu Corp.	3,233,200	51,904,518
West Japan Railway Co.	987,200	68,841,715

		816,845,406
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.64%
Disco Corp.	144,500	34,139,403
Renesas Electronics Corp.[a]	4,195,600	48,638,369
Rohm Co. Ltd.	539,700	57,507,980
Sumco Corp.	1,480,800	40,008,869
Tokyo Electron Ltd.	987,252	194,850,543

		375,145,164
SOFTWARE — 1.99%
Konami Holdings Corp.	546,500	28,937,022
LINE Corp.[a]	247,700	10,086,280
Nexon Co. Ltd.[a]	1,234,700	44,896,078
Nintendo Co. Ltd.	672,300	309,230,908
Oracle Corp. Japan	246,800	19,243,484
Trend Micro Inc./Japan	740,400	42,187,639

		454,581,411
SPECIALTY RETAIL — 1.34%
ABC-Mart Inc.	246,800	15,727,848
Fast Retailing Co. Ltd.	309,400	123,435,247
Hikari Tsushin Inc.	93,100	13,506,284
Nitori Holdings Co. Ltd.	493,600	83,334,464

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

February 28, 2018

Security	Shares	Value
Shimamura Co. Ltd.	108,100	$12,906,555
USS Co. Ltd.	1,480,800	30,697,058
Yamada Denki Co. Ltd.	3,948,800	25,053,536

		304,660,992
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.39%
Brother Industries Ltd.	1,480,800	37,274,999
Canon Inc.	6,472,950	248,471,985
FUJIFILM Holdings Corp.	2,468,000	103,549,375
Konica Minolta Inc.	2,962,300	27,511,731
NEC Corp.	1,642,900	50,193,093
Ricoh Co. Ltd.	4,195,600	45,453,480
Seiko Epson Corp.	1,727,600	33,255,147

		545,709,810
TEXTILES, APPAREL & LUXURY GOODS — 0.07%
Asics Corp.	987,200	15,811,113

		15,811,113
TOBACCO — 0.84%
Japan Tobacco Inc.	6,721,300	191,992,150

		191,992,150
TRADING COMPANIES & DISTRIBUTORS — 4.06%
ITOCHU Corp.	9,131,600	176,804,139
Marubeni Corp.	10,118,800	77,731,881
MISUMI Group Inc.	1,727,600	50,190,338
Mitsubishi Corp.	9,131,600	258,103,234
Mitsui & Co. Ltd.	10,365,600	189,573,763
Sumitomo Corp.	7,157,200	126,704,004
Toyota Tsusho Corp.	1,234,000	46,200,553

		925,307,912
TRANSPORTATION INFRASTRUCTURE — 0.11%
Japan Airport Terminal Co. Ltd.	246,800	9,367,321
Kamigumi Co. Ltd.	740,400	16,299,139

		25,666,460
WIRELESS TELECOMMUNICATION SERVICES — 3.98%
KDDI Corp.	11,106,000	274,306,387
NTT DOCOMO Inc.	8,391,200	215,864,711
SoftBank Group Corp.	5,024,800	418,870,681

		909,041,779

TOTAL COMMON STOCKS
(Cost: $20,713,590,423)		22,731,797,583

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.17%

MONEY MARKET FUNDS — 0.17%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.58%[c,d,e]	34,703,366	$34,706,836
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[c,d]	3,566,449	3,566,449

		38,273,285

TOTAL SHORT-TERM INVESTMENTS
(Cost: $38,271,158)		38,273,285

TOTAL INVESTMENTS IN SECURITIES — 99.79%
(Cost: $20,751,861,581)		22,770,070,868
Other Assets, Less Liabilities — 0.21%		48,850,792

NET ASSETS — 100.00%		$22,818,921,660

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

32	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

February 28, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased	Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional,
SL Agency Shares	40,539,970	—	(5,836,604)[b]	34,703,366	$34,706,836	$2,253,488	[c]	$(5,338)	$(4,685)
BlackRock Cash Funds: Treasury,
SL Agency Shares	5,281,032	—	(1,714,583)[b]	3,566,449	3,566,449	70,791		—	—

					$38,273,285	$2,324,279		$(5,338)	$(4,685)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Futures Contracts (Note 5)

Futures contracts outstanding as of February 28, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts
TOPIX Index	500	Mar 2018	$82,845	$(857,895)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$22,731,797,583	$—	$—	$22,731,797,583
Money market funds	38,273,285	—	—	38,273,285

Total	$22,770,070,868	$—	$—	$22,770,070,868

Derivative financial instruments[a]
Liabilities
Futures contracts	$(857,895)	$—	$—	$(857,895)

Total	$(857,895)	$—	$—	$(857,895)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited)

iSHARES® MSCI MEXICO ETF

February 28, 2018

Security	Shares	Value
COMMON STOCKS — 99.77%

AIRLINES — 0.70%
Controladora Vuela Cia. de Aviacion SAB de CV Class Aa,b	4,002,900	$3,560,113
Grupo Aeromexico SAB de CVa	1,888,743	2,923,162

		6,483,275
AUTO COMPONENTS — 0.24%
Rassini SAB de CV	534,299	2,201,537

		2,201,537
BANKS — 13.35%
Banco del Bajio SAa,c	3,924,830	8,539,475
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand Class B	10,271,350	14,486,703
Banregio Grupo Financiero SAB de CV	1,424,800	8,771,427
Grupo Financiero Banorte SAB de CV Series O	11,282,794	67,671,647
Grupo Financiero Inbursa SAB de CV Series Ob	12,858,392	20,527,629
Grupo Financiero Interacciones SA de CV Series O	751,000	3,500,845

		123,497,726
BEVERAGES — 11.78%
Arca Continental SAB de CV	2,418,229	16,770,079
Coca-Cola Femsa SAB de CV Series L	1,395,147	9,391,195
Fomento Economico Mexicano SAB de CV	8,958,410	82,865,411

		109,026,685
BUILDING PRODUCTS — 0.35%
Elementia SAB de CVa,c	2,625,090	3,253,013

		3,253,013
CAPITAL MARKETS — 0.55%
Bolsa Mexicana de Valores SAB de CV	2,739,787	5,073,841

		5,073,841
CHEMICALS — 1.82%
Mexichem SAB de CV	6,013,218	16,840,963

		16,840,963
CONSTRUCTION MATERIALS — 4.25%
Cemex SAB de CV CPO[a]	59,603,029	39,330,986

		39,330,986

Security	Shares	Value
CONSUMER FINANCE — 1.24%
Credito Real SAB de CV SOFOM ER	1,747,374	$2,420,039
Gentera SAB de CVb	5,920,206	4,832,309
Unifin Financiera SAB de CV SOFOM ENR	1,191,648	4,232,381

		11,484,729
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.03%
Axtel SAB de CV CPO[a,b]	8,917,677	2,074,978
Telesites SAB de CVa,b	9,510,046	7,490,289

		9,565,267
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.23%
Concentradora Fibra Danhos SA de CV	1,925,600	3,107,782
Concentradora Fibra Hotelera Mexicana SA de CVc	7,368,890	4,100,988
Fibra Uno Administracion SA de CV	16,291,100	22,951,049
Macquarie Mexico Real Estate Management SA de CV	5,278,500	5,584,293
PLA Administradora Industrial S. de RL de CV	5,198,700	7,786,891
Prologis Property Mexico SA de CV	2,613,100	4,898,783

		48,429,786
FOOD & STAPLES RETAILING — 6.74%
Grupo Comercial Chedraui SA de CV	2,316,600	4,824,255
La Comer SAB de CVa,b	3,790,555	3,767,048
Wal-Mart de Mexico SAB de CV	23,048,533	53,751,813

		62,343,116
FOOD PRODUCTS — 5.56%
Gruma SAB de CV Series B	1,227,305	14,193,987
Grupo Bimbo SAB de CV Series A	9,083,504	21,236,729
Grupo Herdez SAB de CV	1,729,344	4,233,762
Grupo Lala SAB de CVb	3,881,000	5,679,462
Industrias Bachoco SAB de CV Series Bb	1,249,900	6,072,287

		51,416,227
GAS UTILITIES — 1.43%
Infraestructura Energetica Nova SAB de CV	2,786,800	13,190,292

		13,190,292

34	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI MEXICO ETF

February 28, 2018

Security	Shares	Value
HOTELS, RESTAURANTS & LEISURE — 1.65%
Alsea SAB de CVb	3,237,766	$11,027,659
Hoteles City Express SAB de CVa,b	2,910,000	4,230,736

		15,258,395
HOUSEHOLD DURABLES — 0.30%
Consorcio ARA SAB de CV	7,141,819	2,774,661

		2,774,661
HOUSEHOLD PRODUCTS — 1.70%
Kimberly-Clark de Mexico SAB de CV Series A	8,621,454	15,696,557

		15,696,557
INDUSTRIAL CONGLOMERATES — 3.05%
Alfa SAB de CV Class A	15,747,851	18,688,418
Grupo Carso SAB de CV Series A1[b]	2,725,533	9,561,829

		28,250,247
INSURANCE — 0.54%
Qualitas Controladora SAB de CV	1,887,100	4,959,051

		4,959,051
MACHINERY — 0.24%
Grupo Rotoplas SAB de CVb	1,449,600	2,208,168

		2,208,168
MEDIA — 4.49%
Grupo Televisa SAB CPO[b]	11,632,047	39,772,267
TV Azteca SAB de CV CPO[b]	12,011,139	1,750,709

		41,522,976
METALS & MINING — 8.42%
Grupo Mexico SAB de CV Series B	15,651,086	53,381,427
Industrias CH SAB de CV Series Ba,b	1,007,283	4,396,019
Industrias Penoles SAB de CV	783,173	17,099,713
Minera Frisco SAB de CV Series A1[a]	5,043,003	3,071,188

		77,948,347
MORTGAGE REAL ESTATE INVESTMENT — 0.24%
Concentradora Hipotecaria SAPI de CVb	2,431,200	2,249,894

		2,249,894

Security	Shares	Value
MULTILINE RETAIL — 0.82%
El Puerto de Liverpool SAB de CV Series C1[b]	1,113,565	$7,596,111

		7,596,111
PHARMACEUTICALS — 0.61%
Genomma Lab Internacional SAB de CV Series Ba,b	5,244,493	5,667,844

		5,667,844
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.80%
Corp Inmobiliaria Vesta SAB de CVb	3,581,549	4,916,633
Grupo GICSA SA de CVa,b	4,273,666	2,464,488

		7,381,121
TRANSPORTATION INFRASTRUCTURE — 6.59%
Grupo Aeroportuario del Centro Norte SAB de CV	1,583,292	7,729,741
Grupo Aeroportuario del Pacifico SAB de CV Series B	1,996,249	19,269,458
Grupo Aeroportuario del Sureste SAB de CV Series B	1,150,525	20,369,421
Promotora y Operadora de Infraestructura SAB de CV	1,332,360	13,585,595

		60,954,215
WIRELESS TELECOMMUNICATION SERVICES — 16.05%
America Movil SAB de CV Series L	161,554,218	148,478,833

		148,478,833

TOTAL COMMON STOCKS
(Cost: $1,296,542,107)		923,083,863

SHORT-TERM INVESTMENTS — 1.72%

MONEY MARKET FUNDS — 1.72%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.58%[d,e,f]	15,540,436	15,541,990
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[d,e]	405,078	405,078

		15,947,068

TOTAL SHORT-TERM INVESTMENTS
(Cost: $15,945,705)		15,947,068

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI MEXICO ETF

February 28, 2018

Value
TOTAL INVESTMENTS IN SECURITIES — 101.49%
(Cost: $1,312,487,812)	$939,030,931
Other Assets, Less Liabilities — (1.49)%	(13,765,188)

NET ASSETS — 100.00%	$925,265,743

CPO — Certificates of Participation (Ordinary)

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[d]	Affiliate of the Fund.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased	Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	27,657,667	—	(12,117,231)[b]	15,540,436	$15,541,990	$175,303	[c]	$465	$(5,109)
BlackRock Cash Funds: Treasury, SL Agency Shares	431,254	—	(26,176)[b]	405,078	405,078	4,302		—	—

					$15,947,068	$179,605		$465	$(5,109)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Futures Contracts (Note 5)

Futures contracts outstanding as of February 28, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts
MEX BOLSA Index	81	Mar 2018	$2,036	$(40,618)

36	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI MEXICO ETF

February 28, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$923,083,863	$—	$—	$923,083,863
Money market funds	15,947,068	—	—	15,947,068

Total	$939,030,931	$—	$—	$939,030,931

Derivative financial instruments[a]
Liabilities
Futures contracts	$(40,618)	$—	$—	$(40,618)

Total	$(40,618)	$—	$—	$(40,618)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited)

iSHARES® MSCI SOUTH KOREA ETF

February 28, 2018

Security	Shares	Value
COMMON STOCKS — 96.71%

AEROSPACE & DEFENSE — 0.63%
Hanwha Techwin Co. Ltd.[a,b]	281,406	$7,575,016
Korea Aerospace Industries Ltd. Class Aa,b	411,249	19,102,248

		26,677,264
AIR FREIGHT & LOGISTICS — 0.37%
Hyundai Glovis Co. Ltd.	118,918	15,648,550

		15,648,550
AIRLINES — 0.24%
Korean Air Lines Co. Ltd.	333,942	10,068,526

		10,068,526
AUTO COMPONENTS — 2.88%
Hankook Tire Co. Ltd.	437,028	23,810,742
Hanon Systems	1,217,850	14,057,738
Hyundai Mobis Co. Ltd.	362,890	76,404,950
Hyundai Wia Corp.[b]	135,641	7,277,442

		121,550,872
AUTOMOBILES — 3.95%
Hyundai Motor Co.	809,244	120,687,881
Kia Motors Corp.	1,443,020	45,773,143

		166,461,024
BANKS — 8.98%
BNK Financial Group Inc.	1,629,986	16,858,291
DGB Financial Group Inc.	1,127,376	12,909,283
Hana Financial Group Inc.	1,578,083	71,625,062
Industrial Bank of Korea	1,480,628	23,517,224
KB Financial Group Inc.	2,081,435	123,013,981
Shinhan Financial Group Co. Ltd.	2,250,428	98,504,282
Woori Bank	2,092,626	32,078,300

		378,506,423
BIOTECHNOLOGY — 4.33%
Celltrion Inc.[a,b]	426,484	139,023,781
Medy-Tox Inc.[b]	26,827	14,963,069
SillaJen Inc.[a,b]	300,902	28,453,564

		182,440,414
BUILDING PRODUCTS — 0.31%
KCC Corp.	38,412	12,858,390

		12,858,390
CAPITAL MARKETS — 1.52%
Korea Investment Holdings Co. Ltd.[a]	239,578	17,367,137
Mirae Asset Daewoo Co. Ltd.	2,213,907	18,972,257

Security	Shares	Value
NH Investment & Securities Co. Ltd.[a]	944,168	$12,468,005
Samsung Securities Co. Ltd.	422,464	15,448,864

		64,256,263
CHEMICALS — 4.38%
Hanwha Chemical Corp.	646,727	19,827,626
Hyosung Corp.	132,422	15,285,576
Kumho Petrochemical Co. Ltd.	129,643	10,846,482
LG Chem Ltd.	243,247	86,031,583
Lotte Chemical Corp.	86,135	36,509,341
OCI Co. Ltd.[b]	105,579	16,038,180

		184,538,788
COMMERCIAL SERVICES & SUPPLIES — 0.42%
KEPCO Plant Service & Engineering Co. Ltd.[a]	193,070	7,193,992
S-1 Corp.	120,815	10,710,352

		17,904,344
CONSTRUCTION & ENGINEERING — 1.40%
Daelim Industrial Co. Ltd.	183,164	12,550,345
Daewoo Engineering & Construction Co. Ltd.[a]	1,232,795	5,942,552
GS Engineering & Construction Corp.[b]	362,006	9,761,359
Hyundai Development Co. Engineering & Construction	391,672	13,671,809
Hyundai Engineering & Construction Co. Ltd.[a]	480,862	17,095,934

		59,021,999
CONSUMER FINANCE — 0.19%
Samsung Card Co. Ltd.	236,063	7,913,092

		7,913,092
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.13%
KT Corp.	205,716	5,300,098

		5,300,098
ELECTRIC UTILITIES — 1.02%
Korea Electric Power Corp.[a]	1,403,729	42,906,482

		42,906,482
ELECTRICAL EQUIPMENT — 0.16%
Doosan Heavy Industries & Construction Co. Ltd.[a,b]	482,144	6,656,250

		6,656,250
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.90%
LG Display Co. Ltd.[b]	1,295,760	35,717,459
LG Innotek Co. Ltd.[b]	97,241	11,853,183

38	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SOUTH KOREA ETF

February 28, 2018

Security	Shares	Value
Samsung Electro-Mechanics Co. Ltd.	319,941	$27,358,516
Samsung SDI Co. Ltd.	299,307	47,263,364

		122,192,522
FOOD & STAPLES RETAILING — 1.34%
BGF retail Co. Ltd.[b]	51,967	8,350,040
Dongsuh Cos. Inc.	292,320	7,517,880
E-MART Inc.	117,707	33,043,612
GS Retail Co. Ltd.[b]	226,775	7,538,923

		56,450,455
FOOD PRODUCTS — 0.85%
CJ CheilJedang Corp.[b]	48,972	15,285,378
Orion Corp./Republic of Korea	139,638	13,926,405
Ottogi Corp.	10,393	6,785,346

		35,997,129
GAS UTILITIES — 0.21%
Korea Gas Corp.[a]	210,202	8,909,661

		8,909,661
HEALTH CARE PROVIDERS & SERVICES — 0.54%
Celltrion Healthcare Co. Ltd.[a,b]	204,685	22,606,266

		22,606,266
HOTELS, RESTAURANTS & LEISURE — 0.44%
Kangwon Land Inc.[a]	694,025	18,489,816

		18,489,816
HOUSEHOLD DURABLES — 2.08%
Coway Co. Ltd.	303,983	24,309,657
Hanssem Co. Ltd.[b]	74,080	10,227,131
LG Electronics Inc.	576,243	53,159,734

		87,696,522
INDUSTRIAL CONGLOMERATES — 4.14%
CJ Corp.	92,029	14,149,809
Hanwha Corp.	305,664	12,461,969
LG Corp.	523,386	41,662,086
Lotte Corp.[a]	201,125	11,645,154
Samsung C&T Corp.	412,783	48,982,007
SK Holdings Co. Ltd.	173,284	45,525,255

		174,426,280
INSURANCE — 3.43%
DB Insurance Co. Ltd.	300,493	19,285,496
Hanwha Life Insurance Co. Ltd.	1,779,786	11,028,132
Hyundai Marine & Fire Insurance Co. Ltd.	398,319	15,191,222
ING Life Insurance Korea Ltd.[c]	229,343	11,182,298

Security	Shares	Value
Samsung Fire & Marine Insurance Co. Ltd.	168,512	$44,971,805
Samsung Life Insurance Co. Ltd.	384,121	43,097,887

		144,756,840
INTERNET SOFTWARE & SERVICES — 3.32%
Kakao Corp.	259,667	30,692,932
NAVER Corp.	147,212	109,161,729

		139,854,661
IT SERVICES — 1.00%
Samsung SDS Co. Ltd.[b]	191,464	42,080,000

		42,080,000
LIFE SCIENCES TOOLS & SERVICES — 0.91%
Samsung Biologics Co. Ltd.[a,c]	91,844	38,165,851

		38,165,851
MACHINERY — 1.58%
Doosan Bobcat Inc.	270,834	8,503,422
Hyundai Heavy Industries Co. Ltd.[a,b]	180,845	21,877,085
Hyundai Robotics Co. Ltd.[a]	57,763	23,603,405
Samsung Heavy Industries Co. Ltd.[a,b]	1,581,288	12,485,006

		66,468,918
MARINE — 0.21%
Pan Ocean Co. Ltd.[a,b]	1,627,509	8,912,299

		8,912,299
MEDIA — 0.46%
Cheil Worldwide Inc.	516,882	8,878,018
CJ E&M Corp.	133,834	10,702,765

		19,580,783
METALS & MINING — 4.18%
Hyundai Steel Co.	466,752	23,102,694
Korea Zinc Co. Ltd.[a]	49,591	23,446,848
POSCO	388,047	129,540,115

		176,089,657
MULTILINE RETAIL — 0.90%
Hyundai Department Store Co. Ltd.	106,723	9,007,741
Lotte Shopping Co. Ltd.	72,520	13,828,959
Shinsegae Inc.	47,552	15,061,719

		37,898,419
OIL, GAS & CONSUMABLE FUELS — 2.72%
GS Holdings Corp.	312,431	19,070,726
S-Oil Corp.	257,953	29,418,409

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SOUTH KOREA ETF

February 28, 2018

Security	Shares	Value
SK Innovation Co. Ltd.	347,712	$65,984,686

		114,473,821
PERSONAL PRODUCTS — 2.78%
Amorepacific Corp.[b]	175,368	45,586,935
AMOREPACIFIC Group[b]	169,287	19,697,259
LG Household & Health Care Ltd.	50,902	51,705,790

		116,989,984
PHARMACEUTICALS — 0.85%
Hanmi Pharm Co. Ltd.	38,631	16,516,902
Hanmi Science Co. Ltd.[b]	102,168	7,925,119
Yuhan Corp.	58,918	11,316,783

		35,758,804
ROAD & RAIL — 0.18%
CJ Logistics Corp.[a,b]	63,246	7,738,568

		7,738,568
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.09%
SK Hynix Inc.	3,021,796	214,307,815

		214,307,815
SOFTWARE — 1.14%
NCSoft Corp.	97,826	33,876,397
Netmarble Games Corp.[c]	104,201	14,193,044

		48,069,441
SPECIALTY RETAIL — 0.36%
Hotel Shilla Co. Ltd.	199,198	15,047,000

		15,047,000
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 21.90%
Samsung Electronics Co. Ltd.	424,789	923,010,912

		923,010,912
TOBACCO — 1.37%
KT&G Corp.	628,085	57,884,276

		57,884,276
TRADING COMPANIES & DISTRIBUTORS — 0.31%
Posco Daewoo Corp.[b]	340,846	6,358,010
SK Networks Co. Ltd.[b]	1,225,320	6,766,473

		13,124,483
WIRELESS TELECOMMUNICATION SERVICES — 0.61%
SK Telecom Co. Ltd.	116,595	25,840,613

		25,840,613

TOTAL COMMON STOCKS (Cost: $1,740,118,700)		4,075,530,575

Security	Shares	Value
PREFERRED STOCKS — 1.71%

AUTOMOBILES — 0.78%
Hyundai Motor Co., Preference Shares	155,450	$12,890,766
Hyundai Motor Co. Series 2, Preference Shares[b]	223,460	20,160,718

		33,051,484
CHEMICALS — 0.26%
LG Chem Ltd., Preference Shares	54,273	10,750,354

		10,750,354
PERSONAL PRODUCTS — 0.43%
Amorepacific Corp., Preference Shares	66,041	9,269,768
LG Household & Health Care Ltd. Preference Shares	15,889	9,009,000

		18,278,768
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS —0.24%
Samsung Electronics Co. Ltd. Preference Shares	5,410	9,966,710

		9,966,710

TOTAL PREFERRED STOCKS
(Cost: $46,215,303)		72,047,316

RIGHTS — 0.01%

MACHINERY — 0.01%
Hyundai Heavy Industries Co. Ltd. (Expires 03/09/18)[a]	32,117	741,458

		741,458

TOTAL RIGHTS
(Cost: $0)		741,458

SHORT-TERM INVESTMENTS — 6.28%

MONEY MARKET FUNDS — 6.28%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.58%[d,e,f]	254,204,049	254,229,469
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[d,e]	10,335,766	10,335,766

		264,565,235

TOTAL SHORT-TERM INVESTMENTS
(Cost: $264,565,198)		264,565,235

40	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SOUTH KOREA ETF

February 28, 2018

Value
TOTAL INVESTMENTS IN SECURITIES — 104.71%
(Cost: $2,050,899,201)	$4,412,884,584
Other Assets, Less Liabilities — (4.71)%	(198,613,516)

NET ASSETS — 100.00%	$4,214,271,068

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[d]	Affiliate of the Fund.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased		Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional,
SL Agency Shares	140,876,705	113,327,344	[b]	—	254,204,049	$254,229,469	$2,265,344	[c]	$(18,334)	$(19,804)
BlackRock Cash Funds: Treasury,
SL Agency Shares	4,974,415	5,361,351	[b]	—	10,335,766	10,335,766	46,903		—	—

						$264,565,235	$2,312,247		$(18,334)	$(19,804)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Futures Contracts (Note 5)

Futures contracts outstanding as of February 28, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts
KOSPI 200 Index	861	Mar 2018	$62,206	$(1,872,855)

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SOUTH KOREA ETF

February 28, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$4,075,530,575	$—	$—	$4,075,530,575
Preferred stocks	72,047,316	—	—	72,047,316
Rights	—	741,458	—	741,458
Money market funds	264,565,235	—	—	264,565,235

Total	$4,412,143,126	$741,458	$—	$4,412,884,584

Derivative financial instruments[a]
Liabilities
Futures contracts	$(1,872,855)	$—	$—	$(1,872,855)

Total	$(1,872,855)	$—	$—	$(1,872,855)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

42	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES®, INC.

February 28, 2018

	iShares Edge MSCI Min Vol Global ETF	iShares MSCI Australia ETF	iShares MSCI Canada ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$3,033,823,334	$1,809,572,197	$3,329,516,798
Affiliated (Note 2)	68,486,190	7,671,773	1,626,384

Total cost of investments in securities	$3,102,309,524	$1,817,243,970	$3,331,143,182

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$3,466,987,299	$1,660,304,970	$2,866,096,421
Affiliated (Note 2)	68,490,792	7,671,462	1,626,484
Foreign currency, at value[b]	3,174,072	6,104,808	7,760,482
Foreign currency pledged to broker for futures contracts, at value[b]	—	346,350	623,627
Cash pledged to broker for futures contracts	491,000	—	—
Receivables:
Investment securities sold	6,346,893	2,222,195	8,696,638
Dividends and interest	6,082,558	11,970,648	4,254,169
Futures variation margin	—	273,900	—
Tax reclaims	988,833	—	—

Total Assets	3,552,561,447	1,688,894,333	2,889,057,821

LIABILITIES
Payables:
Investment securities purchased	—	2,954,925	9,469,465
Collateral for securities on loan (Note 1)	63,751,367	7,501,367	1,003,131
Capital shares redeemed	7,997,798	—	177,869
Futures variation margin	131,515	—	313,006
Investment advisory fees (Note 2)	549,704	609,077	1,053,822

Total Liabilities	72,430,384	11,065,369	12,017,293

NET ASSETS	$3,480,131,063	$1,677,828,964	$2,877,040,528

Net assets consist of:
Paid-in capital	$2,978,890,230	$2,041,352,461	$3,786,466,980
Undistributed (distributions in excess of) net investment income	5,749,102	(1,317,550)	(2,101,962)
Undistributed net realized gain (accumulated net realized loss)	62,191,530	(213,079,501)	(443,332,020)
Net unrealized appreciation (depreciation)	433,300,201	(149,126,446)	(463,992,470)

NET ASSETS	$3,480,131,063	$1,677,828,964	$2,877,040,528

Shares outstanding[c]	41,600,000	72,600,000	103,600,000

Net asset value per share	$83.66	$23.11	$27.77

[a]	Securities on loan with values of $61,023,031, $7,130,294 and $951,710, respectively. See Note 1.
[b]	Cost of foreign currency including currency pledged to broker for futures contracts: $3,176,647, $6,500,976 and $8,586,321, respectively.
[c]	$0.001 par value, number of shares authorized: 500 million, 627.8 million and 340.2 million, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	43

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 28, 2018

	iShares MSCI Japan ETF	iShares MSCI Mexico ETF	iShares MSCI South Korea ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$20,713,590,423	$1,296,542,107	$1,786,334,003
Affiliated (Note 2)	38,271,158	15,945,705	264,565,198

Total cost of investments in securities	$20,751,861,581	$1,312,487,812	$2,050,899,201

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$22,731,797,583	$923,083,863	$4,148,319,349
Affiliated (Note 2)	38,273,285	15,947,068	264,565,235
Foreign currency, at value[b]	71,797,419	1,250,761	194
Foreign currency pledged to broker for futures contracts, at value[b]	3,501,483	92,384	—
Cash pledged to broker for futures contracts	—	—	7,307,807
Receivables:
Investment securities sold	—	12,933,537	112,524,142
Due from custodian (Note 4)	41,055	—	—
Dividends and interest	30,692,652	430,698	50,323,357
Capital shares sold	672,973	—	—

Total Assets	22,876,776,450	953,738,311	4,583,040,084

LIABILITIES
Payables:
Investment securities purchased	14,349,319	12,429,450	109,619,145
Collateral for securities on loan (Note 1)	34,708,457	15,542,248	254,243,057
Capital shares redeemed	—	115,803	—
Futures variation margin	857,895	13,503	2,268,255
Due to custodian	—	—	742,277
Foreign taxes (Note 1)	—	—	2,607
Investment advisory fees (Note 2)	7,939,119	371,564	1,893,675

Total Liabilities	57,854,790	28,472,568	368,769,016

NET ASSETS	$22,818,921,660	$925,265,743	$4,214,271,068

Net assets consist of:
Paid-in capital	$21,882,215,113	$1,612,166,320	$3,042,643,903
Undistributed (distributions in excess of) net investment income	(44,341,940)	1,913,321	(153,686,762)
Accumulated net realized loss	(1,038,665,327)	(315,117,964)	(1,034,393,569)
Net unrealized appreciation (depreciation)	2,019,713,814	(373,695,934)	2,359,707,496

NET ASSETS	$22,818,921,660	$925,265,743	$4,214,271,068

Shares outstanding[c]	370,200,000	18,500,000	57,750,000

Net asset value per share	$61.64	$50.01	$72.97

[a]	Securities on loan with values of $33,180,121, $14,212,483 and $239,457,457, respectively. See Note 1.
[b]	Cost of foreign currency including currency pledged to broker for futures contracts: $74,312,965, $1,353,579 and $196 , respectively.
[c]	$0.001 par value, number of shares authorized: 2.5246 billion, 255 million and 200 million, respectively.

See notes to financial statements.

44	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES®, INC.

Six months ended February 28, 2018

	iShares Edge MSCI Min Vol Global ETF	iShares MSCI Australia ETF	iShares MSCI Canada ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$33,599,807	$38,573,981	$36,508,547
Dividends — affiliated (Note 2)	33,643	9,672	12,549
Interest — unaffiliated	—	370	945
Securities lending income — affiliated — net (Note 2)	231,448	41,771	35,956

Total investment income	33,864,898	38,625,794	36,557,997

EXPENSES
Investment advisory fees (Note 2)	5,546,026	4,148,819	7,297,412
Proxy fees	342	210	339
Commitment fees (Note 8)	910	—	—

Total expenses	5,547,278	4,149,029	7,297,751
Less investment advisory fees waived (Note 2)	(1,936,533)	—	—

Net expenses	3,610,745	4,149,029	7,297,751

Net investment income	30,254,153	34,476,765	29,260,246

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(16,282,124)	(2,039,508)	(31,665,750)
Investments — affiliated (Note 2)	(5,766)	(1,096)	(3,339)
In-kind redemptions — unaffiliated	184,233,762	32,076,154	125,800,320
Futures contracts	1,076,686	378,163	758,649
Foreign currency transactions	126,696	(259,205)	(176,426)

Net realized gain	169,149,254	30,154,508	94,713,454

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	(47,643,397)	18,361,760	(78,597,785)
Investments — affiliated (Note 2)	(9,204)	(629)	(2,587)
Futures contracts	23,621	354,553	(360,278)
Translation of assets and liabilities in foreign currencies	46,925	(352,708)	(258,664)

Net change in unrealized appreciation/depreciation	(47,582,055)	18,362,976	(79,219,314)

Net realized and unrealized gain	121,567,199	48,517,484	15,494,140

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$151,821,352	$82,994,249	$44,754,386

[a]	Net of foreign withholding tax of $1,244,512, $521,670 and $6,440,767, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	45

Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended February 28, 2018

	iShares MSCI Japan ETF	iShares MSCI Mexico ETF	iShares MSCI South Korea ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$150,237,121	$8,074,388	$55,467,282
Dividends — affiliated (Note 2)	70,791	4,302	46,903
Interest — unaffiliated	—	90	73
Securities lending income — affiliated — net (Note 2)	2,253,488	175,303	2,265,344

	152,561,400	8,254,083	57,779,602
Less: Other foreign taxes (Note 1)	—	—	(2,607)

Total investment income	152,561,400	8,254,083	57,776,995

EXPENSES
Investment advisory fees (Note 2)	43,960,060	2,660,390	11,942,434
Proxy fees	1,749	144	352

Total expenses	43,961,809	2,660,534	11,942,786

Net investment income	108,599,591	5,593,549	45,834,209

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(58,768,119)	(12,909,335)	33,646,648
Investments — affiliated (Note 2)	(5,338)	465	(18,334)
In-kind redemptions — unaffiliated	199,483,255	(16,565,116)	—
Futures contracts	11,611,324	46,219	(395,400)
Foreign currency transactions	1,572,548	(68,101)	207,471

Net realized gain (loss)	153,893,670	(29,495,868)	33,440,385

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	1,982,200,192	(124,247,935)	290,238,432
Investments — affiliated (Note 2)	(4,685)	(5,109)	(19,804)
Futures contracts	(1,500,127)	(40,618)	(1,872,855)
Translation of assets and liabilities in foreign currencies	2,226,317	(34,812)	(408,421)

Net change in unrealized appreciation/depreciation	1,982,921,697	(124,328,474)	287,937,352

Net realized and unrealized gain (loss)	2,136,815,367	(153,824,342)	321,377,737

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,245,414,958	$(148,230,793)	$367,211,946

[a]	Net of foreign withholding tax of $16,702,777, $446,324 and $10,186,884, respectively.

See notes to financial statements.

46	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares Edge MSCI Min Vol Global ETF		iShares MSCI Australia ETF
	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$30,254,153	$77,633,946	$34,476,765	$70,264,196
Net realized gain	169,149,254	74,390,587	30,154,508	78,995,511
Net change in unrealized appreciation/depreciation	(47,582,055)	141,521,669	18,362,976	127,209,450

Net increase in net assets resulting from operations	151,821,352	293,546,202	82,994,249	276,469,157

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(37,306,327)	(82,291,396)	(42,703,016)	(83,656,742)

Total distributions to shareholders	(37,306,327)	(82,291,396)	(42,703,016)	(83,656,742)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	384,705,829	684,634,417	123,049,709	624,267,864
Cost of shares redeemed	(694,463,723)	(488,203,636)	(251,424,304)	(719,870,284)

Net increase (decrease) in net assets from capital share transactions	(309,757,894)	196,430,781	(128,374,595)	(95,602,420)

INCREASE (DECREASE) IN NET ASSETS	(195,242,869)	407,685,587	(88,083,362)	97,209,995

NET ASSETS
Beginning of period	3,675,373,932	3,267,688,345	1,765,912,326	1,668,702,331

End of period	$3,480,131,063	$3,675,373,932	$1,677,828,964	$1,765,912,326

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$5,749,102	$12,801,276	$(1,317,550)	$6,908,701

SHARES ISSUED AND REDEEMED
Shares sold	4,600,000	8,700,000	5,400,000	29,400,000
Shares redeemed	(8,300,000)	(6,500,000)	(11,000,000)	(33,400,000)

Net increase (decrease) in shares outstanding	(3,700,000)	2,200,000	(5,600,000)	(4,000,000)

See notes to financial statements.

FINANCIAL STATEMENTS	47

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Canada ETF		iShares MSCI Japan ETF
	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017[a]

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$29,260,246	$62,223,555	$108,599,591	$227,669,417
Net realized gain	94,713,454	139,294,992	153,893,670	455,582,391
Net change in unrealized appreciation/depreciation	(79,219,314)	156,684,789	1,982,921,697	1,310,254,903

Net increase in net assets resulting from operations	44,754,386	358,203,336	2,245,414,958	1,993,506,711

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(38,937,254)	(60,198,481)	(126,892,875)	(288,645,468)

Total distributions to shareholders	(38,937,254)	(60,198,481)	(126,892,875)	(288,645,468)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	518,215,666	1,022,753,433	5,762,886,952	4,661,723,572
Cost of shares redeemed	(774,911,972)	(1,290,632,177)	(1,080,176,274)	(4,364,075,580)

Net increase (decrease) in net assets from capital share transactions	(256,696,306)	(267,878,744)	4,682,710,678	297,647,992

INCREASE (DECREASE) IN NET ASSETS	(250,879,174)	30,126,111	6,801,232,761	2,002,509,235

NET ASSETS
Beginning of period	3,127,919,702	3,097,793,591	16,017,688,899	14,015,179,664

End of period	$2,877,040,528	$3,127,919,702	$22,818,921,660	$16,017,688,899

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(2,101,962)	$7,575,046	$(44,341,940)	$(26,048,656)

SHARES ISSUED AND REDEEMED
Shares sold	18,000,000	38,600,000	95,400,000	113,100,000
Shares redeemed	(26,800,000)	(48,500,000)	(18,750,000)	(105,300,000)

Net increase (decrease) in shares outstanding	(8,800,000)	(9,900,000)	76,650,000	7,800,000

[a]	Share transactions reflect a one-for-four reverse stock split effective after the close of trading on November 4, 2016.

See notes to financial statements.

48	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Mexico ETF		iShares MSCI South Korea ETF
	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$5,593,549	$25,577,881	$45,834,209	$35,160,671
Net realized gain (loss)	(29,495,868)	(7,878,835)	33,440,385	166,328,669
Net change in unrealized appreciation/depreciation	(124,328,474)	189,275,345	287,937,352	392,652,094

Net increase (decrease) in net assets resulting from operations	(148,230,793)	206,974,391	367,211,946	594,141,434

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(10,834,245)	(21,098,710)	(118,169,941)	(34,948,193)

Total distributions to shareholders	(10,834,245)	(21,098,710)	(118,169,941)	(34,948,193)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	499,037,658	2,161,693,065	280,251,197	330,287,930
Cost of shares redeemed	(735,348,472)	(2,344,445,161)	(99,659,897)	(557,813,596)

Net increase (decrease) in net assets from capital share transactions	(236,310,814)	(182,752,096)	180,591,300	(227,525,666)

INCREASE (DECREASE) IN NET ASSETS	(395,375,852)	3,123,585	429,633,305	331,667,575

NET ASSETS
Beginning of period	1,320,641,595	1,317,518,010	3,784,637,763	3,452,970,188

End of period	$925,265,743	$1,320,641,595	$4,214,271,068	$3,784,637,763

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$1,913,321	$7,154,017	$(153,686,762)	$(81,351,030)

SHARES ISSUED AND REDEEMED
Shares sold	9,600,000	45,200,000	3,700,000	4,750,000
Shares redeemed	(14,400,000)	(48,000,000)	(1,450,000)	(9,950,000)

Net increase (decrease) in shares outstanding	(4,800,000)	(2,800,000)	2,250,000	(5,200,000)

See notes to financial statements.

FINANCIAL STATEMENTS	49

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares Edge MSCI Min Vol Global ETF
	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013
Net asset value, beginning of period	$81.13	$75.82	$67.59	$68.25	$59.99	$55.65

Income from investment operations:
Net investment income[a]	0.69	1.84	1.79	1.70	1.72	1.68
Net realized and unrealized gain (loss)[b]	2.71	5.40	8.07	(0.89)	8.18	4.20

Total from investment operations	3.40	7.24	9.86	0.81	9.90	5.88

Less distributions from:
Net investment income	(0.87)	(1.93)	(1.63)	(1.47)	(1.64)	(1.54)

Total distributions	(0.87)	(1.93)	(1.63)	(1.47)	(1.64)	(1.54)

Net asset value, end of period	$83.66	$81.13	$75.82	$67.59	$68.25	$59.99

Total return	4.19%[c]	9.75%	14.76%	1.15%	16.70%	10.69%

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,480,131	$3,675,374	$3,267,688	$2,115,632	$1,283,012	$1,007,760
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of expenses to average net assets prior to waived fees[d]	0.31%	0.32%	0.32%	0.33%	0.33%	0.34%
Ratio of net investment income to average net assets[d]	1.68%	2.40%	2.49%	2.41%	2.67%	2.83%
Portfolio turnover rate[e]	11%[c]	24%	24%	22%	24%	13%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 28, 2018, the years ended August 31, 2017, August 31, 2016, August 31, 2015, August 31, 2014 and August 31, 2013 were 11%, 24%, 23%, 22%, 23% and 13%, respectively. See Note 4.

See notes to financial statements.

50	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Australia ETF
	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013
Net asset value, beginning of period	$22.58	$20.30	$18.66	$27.15	$23.61	$23.39

Income from investment operations:
Net investment income[a]	0.45	0.84	0.84	1.23	1.10	1.02
Net realized and unrealized gain (loss)[b]	0.64	2.45	1.59	(8.49)	3.43	0.64

Total from investment operations	1.09	3.29	2.43	(7.26)	4.53	1.66

Less distributions from:
Net investment income	(0.56)	(1.01)	(0.79)	(1.23)	(0.99)	(1.44)

Total distributions	(0.56)	(1.01)	(0.79)	(1.23)	(0.99)	(1.44)

Net asset value, end of period	$23.11	$22.58	$20.30	$18.66	$27.15	$23.61

Total return	4.91%[c]	16.70%	13.36%	(27.31)%	19.76%	7.06%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,677,829	$1,765,912	$1,668,702	$1,228,063	$2,047,113	$1,916,849
Ratio of expenses to average net assets[d]	0.47%	0.49%	0.48%	0.48%	0.48%	0.51%
Ratio of net investment income to average net assets[d]	3.93%	3.90%	4.41%	5.37%	4.28%	4.05%
Portfolio turnover rate[e]	1%[c]	4%	7%	9%	6%	6%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	51

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Canada ETF
	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013
Net asset value, beginning of period	$27.83	$25.33	$24.02	$32.93	$27.34	$27.52

Income from investment operations:
Net investment income[a]	0.27	0.51	0.51	0.54	0.59	0.60
Net realized and unrealized gain (loss)[b]	0.04	2.47	1.29	(8.85)	5.62	(0.10)

Total from investment operations	0.31	2.98	1.80	(8.31)	6.21	0.50

Less distributions from:
Net investment income	(0.37)	(0.48)	(0.49)	(0.60)	(0.62)	(0.68)

Total distributions	(0.37)	(0.48)	(0.49)	(0.60)	(0.62)	(0.68)

Net asset value, end of period	$27.77	$27.83	$25.33	$24.02	$32.93	$27.34

Total return	1.07%[c]	11.88%	7.73%	(25.48)%	23.00%	1.84%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,877,041	$3,127,920	$3,097,794	$1,931,454	$3,786,906	$3,428,223
Ratio of expenses to average net assets[d]	0.47%	0.49%	0.48%	0.48%	0.48%	0.51%
Ratio of net investment income to average net assets[d]	1.89%	1.93%	2.18%	1.92%	1.97%	2.12%
Portfolio turnover rate[e]	2%[c]	6%	4%	5%	6%	7%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

52	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Japan ETF
	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017[a]	Year ended Aug. 31, 2016[a]	Year ended Aug. 31, 2015[a]	Year ended Aug. 31, 2014[a]	Year ended Aug. 31, 2013[a]
Net asset value, beginning of period	$54.57	$49.05	$48.61	$47.32	$43.87	$36.09

Income from investment operations:
Net investment income[b]	0.34	0.49	0.72	0.60	0.60	0.52
Net realized and unrealized gain[c]	7.13	5.96	0.44	1.22	3.53	7.85

Total from investment operations	7.47	6.45	1.16	1.82	4.13	8.37

Less distributions from:
Net investment income	(0.40)	(0.93)	(0.72)	(0.53)	(0.68)	(0.59)

Total distributions	(0.40)	(0.93)	(0.72)	(0.53)	(0.68)	(0.59)

Net asset value, end of period	$61.64	$54.57	$49.05	$48.61	$47.32	$43.87

Total return	13.71%[d]	13.31%	2.44%	3.84%	9.39%	23.46%

Ratios/Supplemental data:
Net assets, end of period (000s)	$22,818,922	$16,017,689	$14,015,180	$19,147,802	$14,729,189	$10,461,942
Ratio of expenses to average net assets[e]	0.47%	0.49%	0.48%	0.48%	0.48%	0.50%
Ratio of net investment income to average net assets[e]	1.17%	1.45%	1.53%	1.20%	1.31%	1.18%
Portfolio turnover rate[f]	1%[d]	4%	4%	2%	2%	4%

[a]	Per share amounts reflect a one-for-four reverse stock split effective after the close of trading on November 4, 2016.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	53

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Mexico ETF
	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013
Net asset value, beginning of period	$56.68	$50.48	$52.70	$71.51	$61.93	$60.96

Income from investment operations:
Net investment income[a]	0.26	0.88	0.93	0.68	1.06	0.75
Net realized and unrealized gain (loss)[b]	(6.42)	6.10	(1.82)	(18.56)	9.61	0.85

Total from investment operations	(6.16)	6.98	(0.89)	(17.88)	10.67	1.60

Less distributions from:
Net investment income	(0.51)	(0.78)	(1.33)	(0.93)	(1.09)	(0.63)

Total distributions	(0.51)	(0.78)	(1.33)	(0.93)	(1.09)	(0.63)

Net asset value, end of period	$50.01	$56.68	$50.48	$52.70	$71.51	$61.93

Total return	(10.86)%[c]	14.03%	(1.68)%	(25.10)%	17.42%	2.53%

Ratios/Supplemental data:
Net assets, end of period (000s)	$925,266	$1,320,642	$1,317,518	$1,206,942	$3,275,152	$2,217,052
Ratio of expenses to average net assets[d]	0.47%	0.49%	0.48%	0.48%	0.48%	0.50%
Ratio of net investment income to average net assets[d]	0.99%	1.79%	1.82%	1.10%	1.61%	1.09%
Portfolio turnover rate[e]	3%[c]	8%	8%	13%	19%	32%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

54	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI South Korea ETF
	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013
Net asset value, beginning of period	$68.19	$56.89	$48.15	$66.42	$57.67	$55.97

Income from investment operations:
Net investment income[a]	0.83	0.64	0.56	0.46	0.25	0.23
Net realized and unrealized gain (loss)[b]	6.13	11.31	9.38	(18.07)	9.40	1.83

Total from investment operations	6.96	11.95	9.94	(17.61)	9.65	2.06

Less distributions from:
Net investment income	(2.18)	(0.65)	(1.20)	(0.66)	(0.90)	(0.36)

Total distributions	(2.18)	(0.65)	(1.20)	(0.66)	(0.90)	(0.36)

Net asset value, end of period	$72.97	$68.19	$56.89	$48.15	$66.42	$57.67

Total return	10.20%[c]	21.28%	20.92%	(26.58)%	16.83%	3.65%

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,214,271	$3,784,638	$3,452,970	$3,160,954	$4,891,619	$3,376,516
Ratio of expenses to average net assets[d]	0.59%	0.62%	0.64%	0.62%	0.62%	0.61%
Ratio of net investment income to average net assets[d]	2.27%	1.05%	1.09%	0.81%	0.39%	0.40%
Portfolio turnover rate[e]	8%[c]	16%	22%	24%	13%	13%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 28, 2018, the years ended August 31, 2017, August 31, 2016, August 31, 2015, August 31, 2014, and August 31, 2013 were 6%, 6%, 10%, 10%, 10%, and 11%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	55

Notes to Financial Statements (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to Articles of Incorporation as subsequently amended and restated.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Edge MSCI Min Vol Global	Diversified
MSCI Australia	Non-diversified
MSCI Canada	Diversified
MSCI Japan	Diversified
MSCI Mexico[a]	Non-diversified
MSCI South Korea[b]	Non-diversified

[a]	Formerly the iShares MSCI Mexico Capped ETF.
[b]	Formerly the iShares MSCI South Korea Capped ETF.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation

56	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

NOTES TO FINANCIAL STATEMENTS	57

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 28, 2018 are reflected in tax reclaims receivable. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2018, if any, are disclosed in the Funds’ statements of assets and liabilities.

58	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of February 28, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of February 28, 2018 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

NOTES TO FINANCIAL STATEMENTS	59

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of February 28, 2018:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
Edge MSCI Min Vol Global
Citigroup Global Markets Inc.	$3,664,403	$3,664,403	$—
Deutsche Bank AG	1,336,420	1,336,420	—
Goldman Sachs & Co.	2,546,514	2,546,514	—
Jefferies LLC	1,165,988	1,164,047	(1,941)
JPMorgan Securities LLC	6,909,958	6,909,958	—
JPMorgan Securities PLC	529,819	529,819	—
Macquarie Bank Limited	70,116	70,116	—
Merrill Lynch, Pierce, Fenner & Smith	7,129,331	7,129,331	—
Morgan Stanley & Co. International PLC	3,863,829	3,863,829	—
Morgan Stanley & Co. LLC	12,887,013	12,887,013	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	10,591,322	10,591,322	—
Nomura Securities International Inc.	6,070,508	6,070,508	—
State Street Bank & Trust Company	3,831,861	3,831,861	—
UBS Securities LLC	425,949	425,949	—

	$61,023,031	$61,021,185	$(1,941)

MSCI Australia
Deutsche Bank Securities Inc.	$1,331,598	$1,331,598	$—
JPMorgan Securities LLC	1,669,526	1,669,526	—
Macquarie Bank Limited	72,723	72,723	—
Morgan Stanley & Co. LLC	468,117	468,117	—
State Street Bank & Trust Company	56,087	56,087	—
UBS Securities LLC	3,532,243	3,532,243	—

	$7,130,294	$7,130,294	$—

MSCI Canada
Citigroup Global Markets Inc.	$77,421	$77,421	$—
Credit Suisse Securities (USA) LLC	100,272	100,272	—
Merrill Lynch, Pierce, Fenner & Smith	554,267	554,267	—
State Street Bank & Trust Company	208,044	208,044	—
UBS AG	11,706	11,706	—

	$951,710	$951,710	$—

MSCI Japan
Barclays Capital Inc.	$4,001,242	$4,001,242	$—
Citigroup Global Markets Inc.	4,806,066	4,806,066	—
Credit Suisse Securities (USA) LLC	4,893,573	4,893,573	—
Deutsche Bank Securities Inc.	6,196,921	6,196,921	—
Goldman Sachs & Co.	1,557,616	1,557,616	—
JPMorgan Securities LLC	787,493	787,493	—
Merrill Lynch, Pierce, Fenner & Smith	9,274,120	9,274,120	—
Morgan Stanley & Co. LLC	1,663,090	1,663,090	—

	$33,180,121	$33,180,121	$—

60	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
MSCI Mexico
Credit Suisse Securities (USA) LLC	$106,968	$106,968	$—
Deutsche Bank Securities Inc.	32,397	32,397	—
Goldman Sachs & Co.	6,153,594	6,153,594	—
JPMorgan Securities LLC	1,754,215	1,754,215	—
Morgan Stanley & Co. LLC	5,983,820	5,983,820	—
UBS Securities LLC	181,489	181,489	—

	$14,212,483	$14,212,483	$—

MSCI South Korea
Citigroup Global Markets Inc.	$46,871,272	$46,871,272	$—
Credit Suisse Securities (USA) LLC	5,775,873	5,775,873	—
Deutsche Bank Securities Inc.	1,509,993	1,509,993	—
Goldman Sachs & Co.	121,882,968	121,882,968	—
HSBC Bank PLC	13,233,321	13,233,321	—
Jefferies LLC	756,487	756,487	—
JPMorgan Securities LLC	10,387,848	10,387,848	—
Macquarie Bank Limited	413,015	413,015	—
Morgan Stanley & Co. LLC	35,970,405	35,970,405	—
UBS Securities LLC	2,656,275	2,656,275	—

	$239,457,457	$239,457,457	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in each Fund’s statement of assets and liabilities.
[b]	Additional collateral is delivered to the Funds on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).

For its investment advisory services to the iShares Edge MSCI Min Vol Global ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.350%	First $30 billion
0.320	Over $30 billion, up to and including $60 billion
0.280	Over $60 billion, up to and including $90 billion
0.252	Over $90 billion, up to and including $120 billion
0.227	Over $120 billion

NOTES TO FINANCIAL STATEMENTS	61

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

In addition, the iShares Edge MSCI Min Vol Global ETF may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses are a fund’s total annual operating expenses. BFA has contractually agreed to waive through December 31, 2023 a portion of its investment advisory fee for the Fund necessary to limit total annual operating expenses after fee waiver to 0.20% of average daily net assets.

For its investment advisory services to each of the iShares MSCI Australia, iShares MSCI Canada, iShares MSCI Japan and iShares MSCI Mexico ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.59%	First $7 billion
0.54	Over $7 billion, up to and including $11 billion
0.49	Over $11 billion, up to and including $24 billion
0.44	Over $24 billion, up to and including $48 billion
0.40	Over $48 billion, up to and including $72 billion
0.36	Over $72 billion, up to and including $96 billion
0.32	Over $96 billion

For its investment advisory services to the iShares MSCI South Korea ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.74%	First $2 billion
0.69	Over $2 billion, up to and including $4 billion
0.64	Over $4 billion, up to and including $8 billion
0.57	Over $8 billion, up to and including $16 billion
0.51	Over $16 billion, up to and including $24 billion
0.48	Over $24 billion, up to and including $32 billion
0.45	Over $32 billion

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate

62	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended February 28, 2018, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Edge MSCI Min Vol Global	$61,223
MSCI Australia	10,028
MSCI Canada	12,399
MSCI Japan	449,859
MSCI Mexico	39,769
MSCI South Korea	520,307

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 28, 2018, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Edge MSCI Min Vol Global	$59,776,134	$46,630,156
MSCI Australia	1,436,358	—
MSCI Japan	5,055,713	10,435,130
MSCI South Korea	19,574,912	4,872,193

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain directors and officers of the Company are also officers of BTC and/or BFA.

NOTES TO FINANCIAL STATEMENTS	63

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2018 were as follows:

iShares ETF	Purchases	Sales
Edge MSCI Min Vol Global	$652,235,450	$407,846,533
MSCI Australia	49,461,544	14,735,199
MSCI Canada	93,619,388	59,800,058
MSCI Japan	378,115,171	235,315,311
MSCI Mexico	41,148,903	37,483,207
MSCI South Korea	385,681,644	327,776,256

In-kind transactions (see Note 4) for the six months ended February 28, 2018 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Edge MSCI Min Vol Global	$109,121,742	$655,524,094
MSCI Australia	81,401,338	249,444,155
MSCI Canada	477,363,023	768,957,012
MSCI Japan	5,528,370,786	1,032,801,297
MSCI Mexico	487,964,633	732,982,071

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	FUTURES CONTRACTS

Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is

64	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded.

Pursuant to the contract, the fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract. Such receipts or payments are known as margin variation and are recorded by the fund as unrealized appreciation or depreciation. When the contract is closed, the fund records a realized gain or loss equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held as of February 28, 2018 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Assets
	iShares Edge MSCI Min Vol Global ETF	iShares MSCI Australia ETF
Futures contracts:
Variation margin / Net assets consist of – net unrealized appreciation (depreciation)[a]	$69,159	$273,900

[a]	Represents cumulative appreciation of futures contracts as reported in the schedules of investments. Only current day’s variation margin is reported separately within the statements of assets and liabilities.

Liabilities
	iShares Edge MSCI Min Vol Global ETF	iShares MSCI Canada ETF	iShares MSCI Japan ETF
Futures contracts:
Variation margin / Net assets consist of – net unrealized appreciation (depreciation)[b]	$45,538	$313,006	$857,895

Liabilities
		iShares MSCI Mexico ETF	iShares MSCI South Korea ETF
Futures contracts:
Variation margin / Net assets consist of – net unrealized appreciation (depreciation)[b]		$40,618	$1,872,855

[b]	Represents cumulative depreciation of futures contracts as reported in the schedules of investments. Only current day’s variation margin is reported separately within the statements of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS	65

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The following table shows the realized and unrealized gains (losses) on futures contracts held during the six months ended February 28, 2018 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)
	iShares Edge MSCI Min Vol Global ETF	iShares MSCI Australia ETF	iShares MSCI Canada ETF
Futures contracts	$1,076,686	$378,163	$758,649

	Net Realized Gain (Loss)
	iShares MSCI Japan ETF	iShares MSCI Mexico ETF	iShares MSCI South Korea ETF
Futures contracts	$11,611,324	$46,219	$(395,400)

	Net Change in Unrealized Appreciation/Depreciation
	iShares Edge MSCI Min Vol Global ETF	iShares MSCI Australia ETF	iShares MSCI Canada ETF
Futures contracts	$23,621	$354,553	$(360,278)

	Net Change in Unrealized Appreciation/Depreciation
	iShares MSCI Japan ETF	iShares MSCI Mexico ETF	iShares MSCI South Korea ETF
Futures contracts	$(1,500,127)	$(40,618)	$(1,872,855)

The following table shows the average quarter-end balances of open futures contracts for the six months ended February 28, 2018 :

	iShares Edge MSCI Min Vol Global ETF	iShares MSCI Australia ETF	iShares MSCI Canada ETF
Average notional value of contracts purchased	$7,376,950	$18,176,482	$12,189,361

	iShares MSCI Japan ETF	iShares MSCI Mexico ETF	iShares MSCI South Korea ETF
Average notional value of contracts purchased	$89,046,355	$1,405,131	$22,630,121

66	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

6.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The European financial markets have experienced volatility and adverse trends in recent years due to concerns about economic downturns or rising government debt levels in several European countries. These events have adversely affected the exchange rate of the euro and may continue to significantly affect European countries. The occurrence of terrorist incidents throughout Europe also could impact financial markets. In addition, the United Kingdom has voted to withdraw from the European Union. The referendum may introduce significant new uncertainties and instability in the financial markets as the United Kingdom negotiates its exit from the European Union.

When a fund concentrates its investments in issuers located in a single country, it assumes the risk that economic, political and social conditions in that country may have a significant impact on its investment performance.

NOTES TO FINANCIAL STATEMENTS	67

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of August 31, 2017, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring[a]	Expiring 2018	Expiring 2019	Total
Edge MSCI Min Vol Global	$86,612,072	$—	$—	$86,612,072
MSCI Australia	160,958,058	23,348,244	12,127,364	196,433,666
MSCI Canada	380,840,433	68,928,677	14,903,919	464,673,029
MSCI Japan	686,418,449	173,577,101	139,228,194	999,223,744
MSCI Mexico	218,505,597	2,789,471	22,863,665	244,158,733
MSCI South Korea	326,749,122	226,591,665	78,503,704	631,844,491

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

68	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

As of February 28, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Edge MSCI Min Vol Global	$3,123,431,022	$499,606,280	$(87,535,590)	$412,070,690
MSCI Australia	1,875,573,006	115,393,011	(322,715,685)	(207,322,674)
MSCI Canada	3,405,939,793	198,536,635	(737,066,529)	(538,529,894)
MSCI Japan	20,973,173,335	2,915,270,912	(1,119,231,274)	1,796,039,638
MSCI Mexico	1,354,311,339	6,623,984	(421,945,010)	(415,321,026)
MSCI South Korea	2,610,570,146	2,393,983,366	(593,541,783)	1,800,441,583

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2018, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

8.	LINE OF CREDIT

The iShares Edge MSCI Min Vol Global ETF, along with certain other iShares funds, is a party to a $275 million credit agreement with State Street Bank and Trust Company, which expires on October 24, 2018. The Fund became a party to the credit agreement effective October 25, 2017. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings. The credit agreement has the following terms: a commitment fee of 0.20% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is allocated to each fund participating in the credit agreement based on each fund’s pro-rata share of the aggregate average daily value of assets invested in local securities of certain foreign markets.

The Fund did not borrow under the credit agreement during the six months ended February 28, 2018.

9.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

NOTES TO FINANCIAL STATEMENTS	69

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

70	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES®, INC.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Edge MSCI Min Vol Global	$0.751591	$—	$0.115998	$0.867589	87%	—%	13%	100%
MSCI Australia	0.512974	—	0.045966	0.558940	92	—	8	100
MSCI Canada	0.249748	—	0.118976	0.368724	68	—	32	100
MSCI Japan	0.312537	—	0.086874	0.399411	78	—	22	100
MSCI South Korea	0.962801	—	1.213441	2.176242	44	—	56	100

SUPPLEMENTAL INFORMATION	71

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

72	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	73

Notes:

74	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-815-0218

FEBRUARY 28, 2018

2018 SEMI-ANNUAL REPORT (UNAUDITED)

iShares, Inc.

➢	iShares Core MSCI Emerging Markets ETF | IEMG | NYSE Arca
➢	iShares MSCI BRIC ETF | BKF | NYSE Arca
➢	iShares MSCI Emerging Markets Asia ETF | EEMA | NASDAQ
➢	iShares MSCI Emerging Markets Small-Cap ETF | EEMS | NYSE Arca

Fund Performance Overview

iSHARES® CORE MSCI EMERGING MARKETS ETF

Performance as of February 28, 2018

The iShares Core MSCI Emerging Markets ETF (the “Fund”) seeks to track the investment results of an index composed of large-, mid- and small-capitalization emerging market equities, as represented by the MSCI Emerging Markets Investable Market Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2018, the total return for the Fund was 10.54%, net of fees, while the total return for the Index was 10.62%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	29.41%	28.66%	29.54%	29.41%	28.66%	29.54%
5 Years	4.99%	4.77%	4.99%	27.58%	26.26%	27.58%
Since Inception	5.58%	5.36%	5.58%	33.82%	32.37%	33.86%

The inception date of the Fund was 10/18/12. The first day of secondary market trading was 10/22/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,105.40	$0.73	$1,000.00	$1,024.10	$0.70	0.14%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY SECTOR

As of 2/28/18

Sector	Percentage of Total Investments*

Information Technology	26.00%
Financials	22.34
Consumer Discretionary	10.67
Materials	8.05
Energy	6.60
Consumer Staples	6.35
Industrials	6.29
Telecommunication Services	4.09
Health Care	3.65
Real Estate	3.46
Utilities	2.50

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 2/28/18

Country	Percentage of Total Investments*

China	28.96%
South Korea	14.69
Taiwan	12.15
India	8.94
Brazil	7.24
South Africa	6.90
Russia	3.30
Mexico	2.81
Thailand	2.61
Malaysia	2.55

TOTAL	90.15%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI BRIC ETF

Performance as of February 28, 2018

The iShares MSCI BRIC ETF (the “Fund”) seeks to track the investment of an index composed of Chinese equities that are available to international investors, and Brazilian, Russian, and Indian equities, as represented by the MSCI BRIC Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2018, the total return for the Fund was 13.19%, net of fees, while the total return for the Index was 13.55%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	35.57%	33.64%	36.36%	35.57%	33.64%	36.36%
5 Years	5.80%	5.63%	6.41%	32.55%	31.50%	36.40%
10 Years	0.81%	0.70%	1.26%	8.44%	7.23%	13.30%

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,131.90	$3.54	$1,000.00	$1,021.50	$3.36	0.67%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY SECTOR

As of 2/28/18

Sector	Percentage of Total Investments*

Information Technology	28.25%
Financials	25.65
Energy	10.70
Consumer Discretionary	8.38
Materials	5.82
Consumer Staples	5.02
Industrials	4.25
Telecommunication Services	3.64
Real Estate	3.24
Health Care	2.72
Utilities	2.33

TOTAL	100.00%

ALLOCATION BY COUNTRY

As of 2/28/18

Country	Percentage of Total Investments*

China	61.04%
India	16.59
Brazil	15.03
Russia	7.34

TOTAL	100.00%

*	Excludes money market funds.

6	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI EMERGING MARKETS ASIA ETF

Performance as of February 28, 2018

The iShares MSCI Emerging Markets Asia ETF (the “Fund”) seeks to track the investment results of an index composed of Asian emerging market equities, as represented by the MSCI Emerging Markets Asia Index (the “Index”) The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2018, the total return for the Fund was 10.39%, net of fees, while the total return for the Index was 10.75%.

Special note: Effective on or around May 31, 2018, the Fund will track a new underlying index, the MSCI EM Asia Custom Capped Index, and will cease to track the MSCI Emerging Markets Asia Index.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	32.23%	30.53%	33.09%	32.23%	30.53%	33.09%
5 Years	7.82%	7.62%	8.17%	45.71%	44.38%	48.07%
Since Inception	7.41%	7.19%	7.81%	54.21%	52.25%	57.70%

The inception date of the Fund was 2/8/12. The first day of secondary market trading was 2/9/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,103.90	$2.61	$1,000.00	$1,022.30	$2.51	0.50%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY SECTOR

As of 2/28/18

Sector	Percentage of Total Investments*

Information Technology	37.46%
Financials	20.98
Consumer Discretionary	8.80
Materials	5.52
Industrials	5.47
Energy	5.26
Consumer Staples	4.90
Telecommunication Services	3.86
Health Care	3.20
Real Estate	2.62
Utilities	1.93

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 2/28/18

Country	Percentage of Total Investments*

China	41.81%
South Korea	19.92
Taiwan	15.69
India	11.35
Thailand	3.36
Malaysia	3.35
Indonesia	3.00
Philippines	1.42
Pakistan	0.10

TOTAL	100.00%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

Performance as of February 28, 2018

The iShares MSCI Emerging Markets Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization emerging market equities, as represented by the MSCI Emerging Markets Small Cap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2018, the total return for the Fund was 11.14%, net of fees, while the total return for the Index was 10.87%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	23.56%	22.31%	23.30%	23.56%	22.31%	23.30%
5 Years	4.44%	3.90%	4.92%	24.26%	21.07%	27.12%
Since Inception	3.79%	3.57%	4.38%	27.53%	25.78%	32.39%

The inception date of the Fund was 8/16/11. The first day of secondary market trading was 8/18/11.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,111.40	$3.46	$1,000.00	$1,021.50	$3.31	0.66%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY SECTOR

As of 2/28/18

Sector	Percentage of Total Investments*

Information Technology	16.46%
Consumer Discretionary	16.21
Industrials	14.02
Materials	11.99
Health Care	9.45
Financials	8.98
Real Estate	8.78
Consumer Staples	6.98
Utilities	3.75
Energy	2.42
Telecommunication Services	0.96

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 2/28/18

Country	Percentage of Total Investments*

China	19.84%
Taiwan	17.47
South Korea	16.32
India	13.84
South Africa	5.76
Brazil	5.72
Thailand	3.66
Malaysia	3.39
Mexico	2.68
Indonesia	2.57

TOTAL	91.25%

*	Excludes money market funds.

8	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2017 and held through February 28, 2018, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	9

Consolidated Schedule of Investments (Unaudited)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2018

Security	Shares	Value
COMMON STOCKS — 96.09%

BRAZIL — 4.64%
AES Tiete Energia SA	1,185,600	$4,142,073
Aliansce Shopping Centers SAa	878,200	4,844,123
Alupar Investimento SA Units	1,393,024	7,803,936
Ambev SA	35,570,500	240,877,568
Arezzo Industria e Comercio SA	451,200	7,791,403
Atacadao Distribuicao Comercio e Industria Ltda[a]	2,390,600	10,927,406
B2W Cia. Digital[a]	1,597,727	11,699,862
B3 SA – Brasil Bolsa Balcao	15,592,178	122,961,631
Banco ABC Brasil SAa	28,958	169,358
Banco Bradesco SA	7,095,966	80,444,610
Banco do Brasil SA	6,489,200	83,493,208
Banco Santander Brasil SA Units	3,153,300	35,689,678
BB Seguridade Participacoes SA	5,183,200	46,427,432
BR Malls Participacoes SA	6,101,065	22,404,219
BR Properties SA	957,800	2,647,493
BRF SAa	3,416,800	31,467,689
CCR SA	9,084,100	35,511,526
Centrais Eletricas Brasileiras SAa	1,716,400	13,086,642
Cia. de Saneamento Basico do Estado de Sao Paulo	2,533,600	29,362,075
Cia. de Saneamento de Minas Gerais-COPASA	567,200	7,690,699
Cia. Energetica de Minas Gerais[a]	796,974	1,999,335
Cia. Hering	989,736	7,006,981
Cia. Siderurgica Nacional SAa	4,773,200	14,912,806
Cielo SA	9,169,896	68,278,502
Cosan SA Industria e Comercio	1,306,800	17,445,453
CVC Brasil Operadora e Agencia de Viagens SA	905,600	15,649,214
Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,976,500	9,332,669
Duratex SA	2,572,329	9,018,492
EcoRodovias Infraestrutura e Logistica SA	1,923,300	5,949,724
EDP – Energias do Brasil SA	2,299,400	9,413,473
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	877,600	4,727,357

Security	Shares	Value
Embraer SA	5,090,900	$34,098,648
Engie Brasil Energia SA	988,800	11,915,820
Equatorial Energia SA	1,531,076	33,743,760
Estacio Participacoes SA	2,089,800	21,806,609
Ez Tec Empreendimentos e Participacoes SA	578,623	4,329,765
Fibria Celulose SA	1,890,700	35,890,564
Fleury SA	1,313,800	10,971,418
Gafisa SAa	1	5
Hypera SA	2,528,700	26,869,019
Iguatemi Empresa de Shopping Centers SA	704,900	8,568,373
Instituto Hermes Pardini SA	214,600	1,942,052
Iochpe Maxion SA	791,909	5,384,616
JBS SA	6,248,200	19,059,534
JSL SAa	954,500	2,171,221
Klabin SA Units	4,516,600	24,885,614
Kroton Educacional SA	10,511,956	50,153,234
Light SAa	786,100	3,694,882
Linx SA	973,200	5,685,675
Localiza Rent a Car SA	3,835,433	30,624,435
Lojas Renner SA	5,486,260	58,294,943
M. Dias Branco SA	859,200	15,823,297
Magazine Luiza SA	592,600	16,608,305
Magnesita Refratarios SA	436,260	7,385,702
Marfrig Global Foods SAa	2,089,700	3,840,095
Minerva SA	1,215,500	3,397,227
MRV Engenharia e Participacoes SA	2,277,800	10,643,172
Multiplan Empreendimentos Imobiliarios SA	583,811	12,615,170
Multiplus SA	457,700	4,850,669
Natura Cosmeticos SA	1,364,200	14,415,694
Odontoprev SA	2,184,100	10,292,750
Petroleo Brasileiro SAa	22,578,000	160,886,710
Porto Seguro SA	966,601	13,623,905
Qualicorp SA	1,797,100	15,903,540
Raia Drogasil SA	1,800,100	43,074,959
Rumo SAa	8,368,900	36,682,766
Sao Martinho SA	1,587,400	8,966,153
SLC Agricola SA	644,300	6,885,755
Smiles Fidelidade SA	509,300	13,212,406
Sonae Sierra Brasil SA	376,900	2,714,724
Sul America SA Units	1,559,532	10,248,867
Suzano Papel e Celulose SA	3,312,800	22,178,807

10	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2018

Security	Shares	Value
TIM Participacoes SA	6,585,300	$28,581,063
TOTVS SA	778,500	7,318,319
Transmissora Alianca de Energia Eletrica SA Units	1,411,400	8,906,102
Ultrapar Participacoes SA	2,702,900	62,681,489
Vale SA	23,787,863	329,863,248
Via Varejo SA	936,900	7,898,943
WEG SA	4,203,360	30,288,775

		2,263,055,436
CHILE — 1.15%
AES Gener SA	23,232,113	7,098,907
Aguas Andinas SA Series A	19,168,364	12,813,829
Banco de Chile	200,603,578	34,047,319
Banco de Credito e Inversiones SA	329,449	24,554,524
Banco Santander Chile	504,754,371	41,446,779
CAP SA	616,764	8,800,143
Cencosud SA	10,254,095	31,189,747
Cia. Cervecerias Unidas SA	1,137,270	16,041,728
Cia. Sud Americana de Vapores SAa	136,100,880	6,872,903
Colbun SA	62,778,866	15,261,091
Empresa Nacional de Telecomunicaciones SA	1,118,750	13,263,321
Empresas CMPC SA	9,082,537	35,059,720
Empresas COPEC SA	3,330,185	53,825,493
Enel Americas SA	218,037,417	50,345,095
Enel Chile SA	151,824,889	18,747,375
Enel Generacion Chile SA	25,231,305	23,624,515
Engie Energia Chile SA	3,974,070	8,963,661
Inversiones Aguas Metropolitanas SA	3,794,627	7,134,667
Inversiones La Construccion SA	429,217	8,545,797
Itau CorpBanca	1,103,240,233	11,274,137
Latam Airlines Group SA	2,253,594	36,921,091
Parque Arauco SA	4,921,927	15,708,419
SACI Falabella	5,261,864	53,253,069
Salfacorp SA	5,290,134	10,605,710
SONDA SA	3,494,200	7,064,551
Vina Concha y Toro SA	3,651,217	7,868,288

		560,331,879
CHINA — 28.85%
21Vianet Group Inc. ADR[a]	670,772	5,117,990
361 Degrees International Ltd.	8,480,000	3,110,117

Security	Shares	Value
3SBio Inc.[a,b,c]	9,582,500	$18,245,850
51job Inc. ADR[a]	252,856	16,554,482
58.com Inc. ADR[a]	695,518	52,421,192
AAC Technologies Holdings Inc.	5,584,500	111,257,530
Agile Group Holdings Ltd.	12,872,500	22,207,296
Agricultural Bank of China Ltd. Class H	194,718,000	108,241,639
AGTech Holdings Ltd.[a,b]	25,484,000	2,996,087
Air China Ltd. Class H	13,374,000	20,406,318
Ajisen (China) Holdings Ltd.	8,993,000	4,206,149
Alibaba Group Holding Ltd. ADR[a,b]	8,698,105	1,619,065,265
Alibaba Health Information Technology Ltd.[a,b]	28,222,000	13,885,052
Alibaba Pictures Group Ltd.[a,b]	115,430,000	15,783,433
Aluminum Corp. of China Ltd. Class Ha,b	30,644,000	18,601,076
Anhui Conch Cement Co. Ltd. Class H	9,428,000	50,541,781
Anhui Expressway Co. Ltd. Class H	3,838,000	3,016,332
ANTA Sports Products Ltd.	8,642,000	42,849,424
APT Satellite Holdings Ltd.	6,681,500	2,954,262
Asia Cement China Holdings Corp.[b]	6,171,500	2,358,093
Autohome Inc. ADR	409,399	32,019,096
AVIC International Holding HK Ltd.[a,b]	44,806,000	2,290,315
AviChina Industry & Technology Co. Ltd. Class Hb	17,195,000	9,580,489
Baidu Inc. ADR[a]	2,071,023	522,601,944
Bank of China Ltd. Class H	592,535,000	323,326,192
Bank of Communications Co. Ltd. Class H	62,561,000	50,206,775
Baozun Inc. ADR[a,b]	219,641	7,722,578
Beijing Capital International Airport Co. Ltd. Class H	11,942,000	17,641,435
Beijing Capital Land Ltd. Class H	9,276,000	5,559,460
Beijing Enterprises Holdings Ltd.	3,698,000	20,580,412
Beijing Enterprises Medical & Health Group Ltd.[a,b]	73,260,000	3,651,157

CONSOLIDATED SCHEDULES OF INVESTMENTS	11

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2018

Security	Shares	Value
Beijing Enterprises Water Group Ltd.	41,708,000	$27,182,447
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.[b]	3,766,000	6,400,751
Bitauto Holdings Ltd. ADR[a,b]	197,690	5,612,419
Bosideng International Holdings Ltd.	44,618,000	3,820,181
Brilliance China Automotive Holdings Ltd.	23,044,000	62,135,433
BYD Co. Ltd. Class Hb	4,869,500	45,083,930
BYD Electronic International Co. Ltd.[b]	5,586,000	13,848,466
C C Land Holdings Ltd.[a]	22,641,500	5,237,002
CGN Power Co. Ltd. Class Hc	82,889,000	22,350,043
Changyou.com Ltd. ADR[a]	76,530	2,165,799
Chaowei Power Holdings Ltd.[b]	8,167,000	5,030,470
Cheetah Mobile Inc. ADR[a,b]	374,748	5,328,917
China Aerospace International Holdings Ltd.[b]	37,566,000	4,224,513
China Agri-Industries Holdings Ltd.	18,825,200	8,107,156
China Aircraft Leasing Group Holdings Ltd.[b]	3,859,500	3,777,973
China Animal Healthcare Ltd.[a,b,d]	1,237,000	12,646
China Aoyuan Property Group Ltd.[b]	18,332,000	14,829,024
China BlueChemical Ltd. Class H	16,796,000	5,086,900
China Cinda Asset Management Co. Ltd. Class H	67,665,000	25,422,041
China CITIC Bank Corp. Ltd. Class H	67,179,000	49,019,474
China Communications Construction Co. Ltd. Class H	33,465,000	37,462,257
China Communications Services Corp. Ltd. Class H	19,912,000	11,857,682
China Conch Venture Holdings Ltd.	12,790,000	38,491,112
China Construction Bank Corp. Class H	635,864,000	662,248,297
China Datang Corp. Renewable Power Co. Ltd. Class H	29,413,000	3,645,945

Security	Shares	Value
China Dongxiang Group Co. Ltd.	34,401,000	$6,682,111
China Everbright Bank Co. Ltd. Class H	19,832,000	10,213,405
China Everbright International Ltd.	19,200,000	29,737,390
China Everbright Ltd.	7,152,000	15,738,367
China Everbright Water Ltd.[b]	9,725,300	3,308,300
China Evergrande Group[a,b]	24,952,000	73,976,257
China Fiber Optic Network System Group Ltd.[a,d]	10,394,800	650,895
China First Capital Group Ltd.[a]	18,564,000	8,042,115
China Foods Ltd.[b]	9,878,000	5,225,988
China Galaxy Securities Co. Ltd. Class H	24,833,000	17,422,101
China Gas Holdings Ltd.[b]	13,491,200	42,066,794
China Huarong Asset Management Co. Ltd. Class Hc	68,579,000	31,111,325
China Huishan Dairy Holdings Co. Ltd.[a,d]	24,638,800	32
China Huiyuan Juice Group Ltd.[a,b]	10,577,000	2,838,447
China Innovationpay Group Ltd.[a,b]	68,824,000	3,869,827
China Internet Nationwide Financial Services Inc.[a,b]	88,675	3,332,407
China Investment Fund International Holdings Co. Ltd.[a]	3,112,000	3,459,855
China Jinmao Holdings Group Ltd.	34,736,000	21,262,500
China Lesso Group Holdings Ltd.[b]	10,422,000	6,858,945
China Life Insurance Co. Ltd. Class H	55,538,000	165,010,734
China Lilang Ltd.	6,234,000	5,815,521
China Logistics Property Holdings Co. Ltd.[a,b]	8,353,000	2,508,473
China Longyuan Power Group Corp. Ltd. Class H	24,070,000	15,994,786
China Lumena New Materials Corp.[a,b,d]	2,584,000	3
China Maple Leaf Educational Systems Ltd.[b]	6,850,000	8,736,151

12	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2018

Security	Shares	Value
China Medical System Holdings Ltd.	10,414,000	$20,920,358
China Mengniu Dairy Co. Ltd.	21,082,000	69,642,020
China Merchants Bank Co. Ltd. Class H	29,360,964	124,005,452
China Merchants Land Ltd.[b]	20,038,000	3,636,149
China Merchants Port Holdings Co. Ltd.	9,648,270	22,587,799
China Metal Recycling Holdings Ltd.[a,d]	62,400	—
China Minsheng Banking Corp. Ltd. Class H	39,878,600	41,686,191
China Mobile Ltd.	46,273,500	434,037,660
China Molybdenum Co. Ltd. Class H	28,248,000	23,102,910
China National Building Material Co. Ltd. Class Hb	21,610,000	21,457,286
China National Materials Co. Ltd. Class H	10,829,000	9,050,344
China Oil and Gas Group Ltd.	59,268,000	5,074,510
China Oilfield Services Ltd. Class H	14,680,000	15,495,483
China Overseas Grand Oceans Group Ltd.	12,411,500	6,217,408
China Overseas Land & Investment Ltd.	28,322,000	99,530,369
China Pacific Insurance Group Co. Ltd. Class H	19,565,400	96,260,578
China Petroleum & Chemical Corp. Class H	188,102,200	151,437,499
China Power Clean Energy Development Co. Ltd.[b]	4,773,000	2,671,558
China Power International Development Ltd.[b]	28,884,000	7,271,476
China Railway Construction Corp. Ltd. Class H	14,747,500	15,830,575
China Railway Group Ltd. Class H	29,758,000	21,637,895
China Resources Beer Holdings Co. Ltd.	12,344,000	47,638,915
China Resources Gas Group Ltd.[b]	6,730,000	22,704,816
China Resources Land Ltd.	20,659,777	73,791,518
China Resources Pharmaceutical Group Ltd.[c]	11,340,500	15,303,654

Security	Shares	Value
China Resources Phoenix Healthcare Holdings Co. Ltd.[b]	5,970,500	$7,644,999
China Resources Power Holdings Co. Ltd.	14,098,000	24,537,687
China SCE Property Holdings Ltd.	15,839,200	7,792,790
China Shenhua Energy Co. Ltd. Class H	25,236,500	71,755,987
China Shineway Pharmaceutical Group Ltd.	4,627,000	6,504,160
China Singyes Solar Technologies Holdings Ltd.[b]	7,877,000	3,150,679
China South City Holdings Ltd.[b]	25,122,000	5,939,159
China Southern Airlines Co. Ltd. Class H	13,144,000	17,636,640
China State Construction International Holdings Ltd.[b]	14,880,000	20,270,252
China Suntien Green Energy Corp. Ltd. Class H	19,643,000	4,694,058
China Taiping Insurance Holdings Co. Ltd.	12,510,308	48,280,743
China Telecom Corp. Ltd. Class H	101,818,000	44,889,282
China Traditional Chinese Medicine Holdings Co. Ltd.[b]	16,924,000	10,229,706
China Travel International Investment Hong Kong Ltd.	21,158,000	7,949,155
China Unicom Hong Kong Ltd.[a]	44,930,000	58,220,158
China Vanke Co. Ltd. Class H	9,127,387	40,998,767
China Water Affairs Group Ltd.	9,346,000	8,252,829
China Yuhua Education Corp Ltd. Class Lb,c	9,502,000	5,367,058
China ZhengTong Auto Services Holdings Ltd.[b]	7,488,500	6,775,278
Chinasoft International Ltd.[b]	17,714,000	12,993,541
Chong Sing Holdings FinTech Group Ltd.[a,b]	124,504,000	15,433,131
Chongqing Rural Commercial Bank Co. Ltd. Class H	17,431,000	14,167,017
CIFI Holdings Group Co. Ltd.	26,752,000	21,058,914
CIMC Enric Holdings Ltd.[a,b]	6,562,000	6,012,490
CITIC Ltd.	42,648,000	62,021,167

CONSOLIDATED SCHEDULES OF INVESTMENTS	13

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2018

Security	Shares	Value
CITIC Resources Holdings Ltd.[b]	30,178,000	$3,008,043
CITIC Securities Co. Ltd. Class H	16,476,000	37,309,077
CNOOC Ltd.	133,463,000	194,430,654
Colour Life Services Group Co. Ltd.[b]	6,515,000	4,221,059
Comba Telecom Systems Holdings Ltd.[b]	21,855,524	3,519,093
Concord New Energy Group Ltd.[b]	93,880,000	4,198,944
Coolpad Group Ltd.[a,b,d]	22,836,000	175,094
COSCO SHIPPING International Hong Kong Co. Ltd.[b]	9,152,000	3,906,263
COSCO SHIPPING Ports Ltd.	13,068,000	12,708,456
Country Garden Holdings Co. Ltd.[b]	40,704,733	73,239,702
CPMC Holdings Ltd.[b]	4,813,000	3,315,153
CRRC Corp. Ltd. Class H	29,454,750	26,988,174
CSPC Pharmaceutical Group Ltd.	34,236,000	79,100,722
CT Environmental Group Ltd.[b]	25,622,000	4,485,725
Ctrip.com International Ltd. ADR[a,b]	2,950,925	135,683,532
Dah Chong Hong Holdings Ltd.[b]	9,946,000	4,931,502
Dawnrays Pharmaceutical Holdings Ltd.	6,336,000	3,457,340
Dazhong Transportation Group Co. Ltd. Class B	7,006,083	4,343,771
Digital China Holdings Ltd.[a,b]	8,028,000	4,544,751
Dongfeng Motor Group Co. Ltd. Class H	20,284,000	25,687,762
Dongjiang Environmental Co. Ltd. Class Hb	2,417,900	3,361,756
Eastern Communications Co. Ltd. Class B	3,662,249	2,222,985
ENN Energy Holdings Ltd.	5,846,000	45,047,960
Fang Holdings Ltd. ADR[a,b]	1,987,635	10,057,433
Fantasia Holdings Group Co. Ltd.[b]	31,879,500	5,255,333
Far East Horizon Ltd.	16,903,000	17,064,355
FDG Electric Vehicles Ltd.[a,b]	179,480,000	7,339,476
First Tractor Co. Ltd. Class Hb	6,850,000	2,713,634

Security	Shares	Value
Fosun International Ltd.[b]	19,463,000	$42,928,882
Fu Shou Yuan International Group Ltd.	9,925,000	8,751,422
Fufeng Group Ltd.	14,014,400	9,635,090
Fullshare Holdings Ltd.[b]	50,035,000	28,133,618
Future Land Development Holdings Ltd.	10,876,000	8,519,786
Fuyao Glass Industry Group Co. Ltd. Class Hc	4,004,000	16,066,553
GCL New Energy Holdings Ltd.[a,b]	54,804,000	3,431,684
GCL-Poly Energy Holdings Ltd.[a]	102,276,000	16,206,694
GDS Holdings Ltd. ADR[a]	467,341	12,244,334
Geely Automobile Holdings Ltd.	37,999,000	124,068,656
Genscript Biotech Corp.[b]	5,514,000	16,558,982
GF Securities Co. Ltd. Class H	9,853,400	18,988,316
Glorious Property Holdings Ltd.[a,b]	28,394,000	2,830,220
Golden Eagle Retail Group Ltd.[b]	5,833,000	7,767,096
GOME Retail Holdings Ltd.[b]	95,206,000	11,193,120
Great Wall Motor Co. Ltd. Class H	23,651,500	27,987,795
Greatview Aseptic Packaging Co. Ltd.	12,579,000	8,953,654
Greentown China Holdings Ltd.[b]	5,905,500	8,874,890
Guangdong Investment Ltd.	21,746,000	33,291,641
Guangdong Land Holdings Ltd.[a]	9,534,000	2,119,939
Guangzhou Automobile Group Co. Ltd. Class H	16,198,000	36,017,175
Guangzhou R&F Properties Co. Ltd. Class H	7,507,600	17,672,165
Haier Electronics Group Co. Ltd.	9,881,000	33,903,473
Haitian International Holdings Ltd.	5,549,000	16,983,189
Haitong Securities Co. Ltd. Class H	24,178,400	34,605,457
Hanergy Thin Film Power Group Ltd.[a,d]	8,046	—
Hangzhou Steam Turbine Co. Ltd. Class Ba	3,023,101	2,920,609

14	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2018

Security	Shares	Value
Harbin Electric Co. Ltd. Class H	7,182,000	$2,909,402
HC International Inc.[b]	4,547,500	2,830,093
Hengan International Group Co. Ltd.	5,575,500	54,505,993
HengTen Networks Group Ltd.[a,b]	161,908,000	7,241,614
Hi Sun Technology (China) Ltd.[a]	26,730,000	5,567,825
Hisense Kelon Electrical Holdings Co. Ltd. Class H	3,316,000	4,089,223
Hopson Development Holdings Ltd.	6,010,000	5,721,761
Hua Han Health Industry Holdings Ltd. Class Ha,b,d	22,424,288	143,281
Hua Hong Semiconductor Ltd.[c]	3,426,000	6,628,454
Huabao International Holdings Ltd.[b]	9,456,000	7,117,406
Huadian Fuxin Energy Corp. Ltd. Class H	20,412,000	4,956,078
Huaneng Power International Inc. Class H	30,206,000	18,759,812
Huaneng Renewables Corp. Ltd. Class H	37,326,000	12,497,172
Huangshi Dongbei Electrical Appliance Co. Ltd. Class B	1,740,203	2,323,171
Huatai Securities Co. Ltd. Class Hc	12,114,200	24,428,722
Hutchison China MediTech Ltd.[a]	109,160	7,144,294
IGG Inc.[b]	12,922,000	16,513,105
iKang Healthcare Group Inc. ADR[a,b]	473,815	7,798,995
Industrial & Commercial Bank of China Ltd. Class H	558,312,000	482,305,997
Inner Mongolia Yitai Coal Co. Ltd. Class B	9,486,603	13,622,762
JA Solar Holdings Co. Ltd. ADR[a,b]	483,014	3,579,134
JD.com Inc. ADR[a]	4,923,921	232,162,875
Jiangsu Expressway Co. Ltd. Class H	9,966,000	15,511,978
Jiangxi Copper Co. Ltd. Class H	9,946,000	15,735,049
JinkoSolar Holding Co. Ltd. ADR[a]	221,228	3,953,344

Security	Shares	Value
Ju Teng International Holdings Ltd.	9,518,000	$2,700,211
Jumei International Holding Ltd. ADR[a,b]	861,943	2,456,538
Kaisa Group Holdings Ltd.[a,b]	19,374,000	10,324,151
Kama Co. Ltd. Class Ba	3,150,600	2,400,757
Kingboard Chemical Holdings Ltd.	5,338,200	27,116,334
Kingboard Laminates Holdings Ltd.	7,915,500	13,938,838
Kingdee International Software Group Co. Ltd.[a,b]	17,002,000	12,254,007
Kingsoft Corp. Ltd.	5,795,000	19,143,132
Konka Group Co. Ltd. Class Ba	8,000,818	3,322,896
KuangChi Science Ltd.[a,b]	16,442,000	4,223,278
Kunlun Energy Co. Ltd.	25,424,000	23,912,264
KWG Property Holding Ltd.	10,044,500	14,093,851
Lao Feng Xiang Co. Ltd. Class B	1,761,986	6,503,490
Launch Tech Co. Ltd.	2,202,500	2,592,236
Lee & Man Paper Manufacturing Ltd.	12,785,000	14,622,538
Lee’s Pharmaceutical Holdings Ltd.	882,000	1,375,078
Lenovo Group Ltd.[b]	53,550,000	27,988,639
Li Ning Co. Ltd.[a]	13,255,500	12,196,286
Lianhua Supermarket Holdings Co. Ltd. Class Ha,b	5,644,000	1,846,401
Lifetech Scientific Corp.[a,b]	23,362,000	5,582,782
Livzon Pharmaceutical Group Inc. Class H	1,108,451	8,293,587
Longfor Properties Co. Ltd.	11,523,000	33,279,210
Lonking Holdings Ltd.	18,310,000	7,651,298
Luthai Textile Co. Ltd. Class B	2,995,721	3,242,528
Luye Pharma Group Ltd.[b]	11,446,500	9,917,482
Meitu Inc.[a,c]	16,257,000	20,941,122
MIE Holdings Corp.[a]	17,604,000	1,147,309
MMG Ltd.[a,b]	18,443,999	12,939,766
Momo Inc. ADR[a]	813,647	26,891,033
NetDragon Websoft Holdings Ltd.[b]	1,661,500	4,331,412
NetEase Inc. ADR	595,819	174,783,504
New China Life Insurance Co. Ltd. Class H	5,997,000	35,903,985
New Oriental Education & Technology Group Inc. ADR	1,011,258	92,418,869

CONSOLIDATED SCHEDULES OF INVESTMENTS	15

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2018

Security	Shares	Value
Nexteer Automotive Group Ltd.	7,193,000	$16,030,813
Nine Dragons Paper Holdings Ltd.	12,821,000	23,134,259
Noah Holdings Ltd. ADR[a,b]	259,582	12,054,988
North Mining Shares Co. Ltd.[a,b]	141,200,000	2,778,782
NQ Mobile Inc. ADR[a,b]	979,707	2,165,152
Panda Green Energy Group Ltd.[a,b]	49,388,852	5,617,175
Parkson Retail Group Ltd.[b]	24,675,000	2,869,443
PAX Global Technology Ltd.[b]	8,122,000	4,037,491
People’s Insurance Co. Group of China Ltd. (The) Class H	49,026,000	26,501,218
PetroChina Co. Ltd. Class H	155,864,000	110,146,310
Phoenix New Media Ltd. ADR[a]	320,188	1,658,574
Phoenix Satellite Television Holdings Ltd.[b]	25,810,000	3,199,328
PICC Property & Casualty Co. Ltd. Class H	33,967,360	67,367,823
Ping An Insurance Group Co. of China Ltd. Class H	39,322,500	419,340,169
Poly Property Group Co. Ltd.[a]	17,175,000	8,779,216
Pou Sheng International Holdings Ltd.[b]	19,803,000	4,985,356
Q Technology Group Co. Ltd.[b]	3,307,000	4,733,160
Renhe Commercial Holdings Co. Ltd.[a,b]	154,898,000	3,939,108
Renren Inc. ADR[a,b]	210,289	1,924,144
Road King Infrastructure Ltd.	4,240,000	7,726,528
Ronshine China Holdings Ltd.[a]	1,006,000	1,470,696
Sany Heavy Equipment International Holdings Co. Ltd.[b]	15,928,000	4,477,988
Semiconductor Manufacturing International Corp.[a,b]	21,657,200	29,170,369
Shandong Airlines Co. Ltd. Class B	1,609,024	3,289,891
Shandong Chenming Paper Holdings Ltd. Class H	3,801,000	6,499,097
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	14,232,000	9,730,132
Shang Gong Group Co. Ltd. Class Ba	3,931,800	3,353,825
Shanghai Baosight Software Co. Ltd. Class B	2,361,080	4,101,196

Security	Shares	Value
Shanghai Chlor-Alkali Chemical Co. Ltd. Class Ba	4,809,547	$3,818,780
Shanghai Electric Group Co. Ltd. Class Ha	22,898,000	8,632,142
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	3,774,500	21,970,848
Shanghai Greencourt Investment Group Co. Ltd. Class Ba	5,033,510	2,682,861
Shanghai Haixin Group Co. Class B	4,799,000	2,865,003
Shanghai Industrial Holdings Ltd.	3,668,000	10,288,756
Shanghai Industrial Urban Development Group Ltd.[b]	20,214,000	5,011,330
Shanghai Jin Jiang International Hotels Group Co. Ltd. Class H	12,430,000	5,416,572
Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	1,857,142	2,258,285
Shanghai Jinjiang International Travel Co. Ltd. Class B	993,700	2,560,765
Shanghai Lingyun Industries Development Co. Ltd. Class Ba	2,785,634	2,261,935
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	7,291,653	10,602,063
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	5,530,900	13,938,040
Shanghai Shibei Hi-Tech Co. Ltd. Class B	5,363,400	2,762,151
Shenzhen Expressway Co. Ltd. Class H	6,624,000	6,687,232
Shenzhen International Holdings Ltd.	7,709,750	15,881,969
Shenzhen Investment Ltd.	24,986,000	10,441,034
Shenzhou International Group Holdings Ltd.[b]	5,649,000	55,946,417
Shimao Property Holdings Ltd.	9,184,500	22,910,488
Shougang Concord International Enterprises Co. Ltd.[a,b]	207,780,000	6,399,113

16	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2018

Security	Shares	Value
Shougang Fushan Resources Group Ltd.[b]	23,522,000	$7,424,551
Shui On Land Ltd.	30,225,666	8,497,625
Sihuan Pharmaceutical Holdings Group Ltd.	33,543,000	12,259,336
SINA Corp./China[a]	424,920	49,685,896
Sino Biopharmaceutical Ltd.	34,380,000	65,110,807
Sino Oil And Gas Holdings Ltd.[a,b]	127,860,000	1,013,037
Sino-Ocean Group Holding Ltd.	23,798,000	16,969,680
Sinofert Holdings Ltd.[a,b]	27,992,000	3,970,598
Sinolink Worldwide Holdings Ltd.[a,b]	26,672,000	3,306,179
Sinopec Kantons Holdings Ltd.[b]	9,634,000	5,835,579
Sinopec Shanghai Petrochemical Co. Ltd. Class H	27,165,000	16,315,732
Sinopharm Group Co. Ltd. Class H	8,926,800	39,413,306
Sinosoft Technology Group Ltd.[b]	8,905,600	2,412,671
Sinotrans Ltd. Class H	17,392,000	9,668,026
Sinotrans Shipping Ltd.[b]	17,571,500	5,074,769
Sinotruk Hong Kong Ltd.	3,367,000	4,285,500
Skyfame Realty Holdings Ltd.[a]	10,320,000	6,040,101
Skyworth Digital Holdings Ltd.[b]	16,278,000	7,176,607
SMI Holdings Group Ltd.[b]	12,987,999	6,207,445
SOHO China Ltd.	16,644,000	9,571,262
Sohu.com Inc.[a]	221,548	7,455,090
SSY Group Ltd.	19,380,411	14,711,211
Sun Art Retail Group Ltd.	18,992,500	25,241,460
Sunac China Holdings Ltd.[b]	17,951,000	65,836,926
Sunny Optical Technology Group Co. Ltd.	5,390,000	90,025,047
Superb Summit International Group Ltd.[a,b,d]	6,035,000	38,561
TAL Education Group Class A ADR	2,341,865	88,428,822
Tarena International Inc. ADR	351,749	4,315,960
TCL Multimedia Technology Holdings Ltd.[b]	6,506,000	3,009,689
Tencent Holdings Ltd.	42,954,400	2,372,419,163
Tian Ge Interactive Holdings Ltd.[b,c]	4,640,000	4,174,358

Security	Shares	Value
Tianjin Capital Environmental Protection Group Co. Ltd. Class Hb	4,600,000	$2,680,536
Tianjin Development Holdings Ltd.	8,038,000	3,667,036
Tianjin Port Development Holdings Ltd.	31,868,000	4,642,572
Tianneng Power International Ltd.	6,356,000	6,294,839
Tibet Water Resources Ltd.[a,b]	19,505,000	8,175,584
Tingyi Cayman Islands Holding Corp.[b]	15,368,000	32,286,292
Tong Ren Tang Technologies Co. Ltd. Class H	5,082,000	8,598,479
Tongda Group Holdings Ltd.[b]	24,530,000	5,893,244
Tongda Hong Tai Holdings Ltd.[a]	610,000	1
Towngas China Co. Ltd.	9,774,000	7,906,332
TravelSky Technology Ltd. Class H	7,198,000	22,995,923
Truly International Holdings Ltd.[b]	31,314,000	10,444,269
Tsingtao Brewery Co. Ltd. Class H	2,812,000	15,451,932
Tuniu Corp. ADR[a]	313,217	2,414,903
Universal Medical Financial & Technical Advisory Services Co. Ltd.[b,c]	5,321,500	4,386,244
Vinda International Holdings Ltd.[b]	2,282,000	4,525,915
Vipshop Holdings Ltd. ADR[a]	3,127,926	54,394,633
Viva China Holdings Ltd.[a,b]	27,456,000	3,017,413
Want Want China Holdings Ltd.[b]	39,239,000	33,145,028
Wasion Group Holdings Ltd.	5,008,000	2,643,099
Weibo Corp. ADR[a,b]	357,941	46,002,577
Weichai Power Co. Ltd. Class H	15,561,000	17,539,011
West China Cement Ltd.[a]	25,120,000	4,269,434
Xiamen International Port Co. Ltd. Class H	18,736,000	3,495,656
Xingda International Holdings Ltd.	10,925,000	4,132,493
Xinhua Winshare Publishing and Media Co. Ltd. Class H	3,703,000	2,853,448
Xinyi Solar Holdings Ltd.	25,540,800	10,574,955
Xtep International Holdings Ltd.	9,869,000	4,388,857
Xunlei Ltd. ADR[a,b]	184,614	2,357,521

CONSOLIDATED SCHEDULES OF INVESTMENTS	17

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2018

Security	Shares	Value
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. Class Hb,c	909,000	$3,961,113
Yanzhou Coal Mining Co. Ltd. Class H	14,298,000	21,414,203
YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class Hc	652,400	3,868,396
Yirendai Ltd. ADR[b]	87,735	3,322,524
Yuexiu Property Co. Ltd.	57,408,880	11,371,291
Yuexiu REIT	13,215,000	8,798,404
Yuexiu Transport Infrastructure Ltd.[b]	8,858,000	6,655,980
Yum China Holdings Inc.	2,904,604	125,827,445
Yuzhou Properties Co. Ltd.	14,710,400	9,079,682
YY Inc. ADR[a]	334,108	43,210,188
Zhaojin Mining Industry Co. Ltd. Class Hb	9,301,000	7,190,913
Zhejiang Expressway Co. Ltd. Class H	11,314,000	12,361,788
Zhongsheng Group Holdings Ltd.	4,745,000	12,066,694
Zhuzhou CRRC Times Electric Co. Ltd. Class H	4,188,500	22,694,644
Zijin Mining Group Co. Ltd. Class H	45,336,000	20,856,657
ZTE Corp. Class Ha	5,604,640	19,767,685

		14,058,104,281
COLOMBIA — 0.28%
Almacenes Exito SA	1,482,220	8,670,809
Bancolombia SA	1,451,892	15,265,837
Cementos Argos SA	3,557,047	12,946,283
Corp. Financiera Colombiana SA	979,542	8,277,719
Ecopetrol SA	37,818,241	33,092,535
Grupo Argos SA/Colombia	2,126,735	14,324,368
Grupo de Inversiones Suramericana SA	2,014,105	26,977,050
Interconexion Electrica SA ESP	3,070,881	14,666,907

		134,221,508
CZECH REPUBLIC — 0.18%
CEZ AS	1,241,176	30,085,938
Komercni Banka AS	669,049	29,753,780
Moneta Money Bank ASc	4,853,941	19,582,630
Philip Morris CR AS	8,945	7,264,731

		86,687,079

Security	Shares	Value
EGYPT — 0.14%
Commercial International Bank Egypt SAE	7,243,541	$31,664,857
Egyptian Financial Group-Hermes Holding Co.	6,896,860	8,630,838
Ezz Steel[a]	3,019,447	4,017,951
Global Telecom Holding SAE[a]	31,999,368	12,267,028
Heliopolis Housing	1,210,300	2,537,107
Medinet Nasr Housing	4,109,309	2,547,958
Oriental Weavers	845,133	768,085
Six of October Development & Investment[a]	3,040,730	3,397,146
Telecom Egypt Co.	2,992,258	2,058,660

		67,889,630
GREECE — 0.38%
Alpha Bank AEa	12,180,259	29,131,948
Athens Water Supply & Sewage Co. SA	303,914	2,309,267
Eurobank Ergasias SAa	9,782,461	9,902,882
FF Group[a,b]	310,972	6,637,350
Hellenic Exchanges-Athens Stock Exchange SA	742,716	4,637,972
Hellenic Telecommunications Organization SA	2,033,733	28,996,385
Holding Co. ADMIE IPTO SAa	1,102,441	2,595,064
JUMBO SA	879,212	16,020,631
Motor Oil Hellas Corinth Refineries SA	534,228	12,536,235
Mytilineos Holdings SAa	954,361	11,232,474
National Bank of Greece SAa,b	43,154,793	16,063,825
OPAP SA	2,029,697	24,779,965
Piraeus Bank SAa	967,644	4,208,549
Piraeus Port Authority SA	50,540	1,047,899
Public Power Corp. SAa,b	1,300,079	4,468,339
Titan Cement Co. SA	393,251	10,743,685

		185,312,470
HUNGARY — 0.30%
Magyar Telekom Telecommunications PLC	3,228,789	5,706,235
MOL Hungarian Oil & Gas PLC	2,916,572	31,900,974
OTP Bank PLC	1,876,808	83,833,244
Richter Gedeon Nyrt	1,044,471	23,043,227

		144,483,680

18	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2018

Security	Shares	Value
INDIA — 8.90%
5Paisa Capital Ltd.[a]	1	$3
ACC Ltd.	458,126	11,413,725
Adani Enterprises Ltd.	2,511,835	7,848,249
Adani Ports & Special Economic Zone Ltd.	5,767,949	36,154,682
Adani Power Ltd.[a]	10,158,786	4,935,443
AIA Engineering Ltd.	388,101	8,576,245
Ajanta Pharma Ltd.	310,034	6,651,957
Amara Raja Batteries Ltd.	404,525	5,105,753
Ambuja Cements Ltd.	5,287,778	20,482,695
Apollo Hospitals Enterprise Ltd.	647,748	11,961,905
Apollo Tyres Ltd.	2,324,357	9,795,686
Arvind Ltd.	1,216,041	7,838,923
Ashok Leyland Ltd.	10,015,870	21,754,830
Asian Paints Ltd.	2,299,503	39,453,836
Aurobindo Pharma Ltd.	2,256,409	21,263,073
Avanti Feeds Ltd.	94,436	3,475,996
Axis Bank Ltd.	13,394,423	108,713,873
Bajaj Auto Ltd.	668,082	30,976,587
Bajaj Finance Ltd.	1,326,381	33,395,574
Bajaj Finserv Ltd.	331,310	25,691,099
Balkrishna Industries Ltd.	792,155	13,213,882
Bata India Ltd.	642,784	7,202,259
Bayer CropScience Ltd./India	115,363	6,726,856
BEML Ltd.	134,201	2,544,301
Bharat Forge Ltd.	1,694,067	20,539,307
Bharat Heavy Electricals Ltd.	6,979,888	9,632,050
Bharat Petroleum Corp. Ltd.	5,984,488	39,459,475
Bharti Airtel Ltd.	9,909,349	65,186,431
Bharti Infratel Ltd.	3,344,308	17,797,979
Biocon Ltd.	1,379,815	13,344,628
Blue Dart Express Ltd.	77,079	5,068,872
Bosch Ltd.	61,480	17,635,631
Britannia Industries Ltd.	165,153	12,660,980
Cadila Healthcare Ltd.	1,763,116	10,963,613
Canara Bank	1,178,218	5,412,157
Care Ratings Ltd.	274,967	5,770,630
Ceat Ltd.	200,294	4,926,778
Century Textiles & Industries Ltd.	336,190	6,297,152
CESC Ltd.	691,679	10,866,303
CG Power and Industrial Solutions Ltd.[a]	4,349,308	5,574,645
Cipla Ltd./India	2,877,440	26,044,208
Coal India Ltd.	5,672,273	26,917,638

Security	Shares	Value
Container Corp. of India Ltd.	444,255	$8,893,454
CRISIL Ltd.	231,116	6,836,851
Crompton Greaves Consumer Electricals Ltd.	3,443,764	12,290,425
Dabur India Ltd.	4,661,721	23,259,856
DCB Bank Ltd.	2,255,104	5,677,028
Dewan Housing Finance Corp. Ltd.	1,343,218	11,261,825
Dish TV India Ltd.[a]	4,441,907	5,018,314
Divi’s Laboratories Ltd.	648,574	10,213,513
Dr. Reddy’s Laboratories Ltd.	900,995	30,941,935
Edelweiss Financial Services Ltd.	3,603,267	14,864,678
Eicher Motors Ltd.	104,781	44,130,781
Escorts Ltd.	454,389	6,227,545
Exide Industries Ltd.	2,388,677	7,604,607
Federal Bank Ltd.	12,099,697	17,505,174
Finolex Cables Ltd.	1,016,931	11,191,568
Fortis Healthcare Ltd.[a]	1,624,191	4,015,211
GAIL India Ltd.	4,024,543	28,262,999
Gateway Distriparks Ltd.	1,162,555	3,725,208
GE T&D India Ltd.	932,393	5,835,127
Glenmark Pharmaceuticals Ltd.	1,251,992	10,465,257
GMR Infrastructure Ltd.[a]	21,516,170	6,258,709
Godrej Consumer Products Ltd.	1,987,216	32,652,921
Godrej Industries Ltd.	834,371	7,066,626
Grasim Industries Ltd.	2,728,364	48,275,767
GRUH Finance Ltd.	1,230,465	10,123,825
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	501,763	3,339,631
Gujarat Pipavav Port Ltd.	1,838,034	4,006,383
Havells India Ltd.	2,218,614	17,288,476
HCL Technologies Ltd.	4,275,262	61,707,755
Hero MotoCorp Ltd.	419,966	23,186,165
Hexaware Technologies Ltd.	1,147,125	6,094,287
Hindalco Industries Ltd.	9,452,574	35,606,987
Hindustan Petroleum Corp. Ltd.	4,848,582	28,293,086
Hindustan Unilever Ltd.	5,080,233	102,760,743
Housing Development & Infrastructure Ltd.[a]	3,565,269	2,730,885
Housing Development Finance Corp. Ltd.	11,433,880	317,446,649
ICICI Bank Ltd.	18,304,679	88,016,435
Idea Cellular Ltd.[a]	11,400,082	14,681,841
IDFC Bank Ltd.	13,766,426	10,882,759
IDFC Ltd.	4,861,049	3,950,996

CONSOLIDATED SCHEDULES OF INVESTMENTS	19

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2018

Security	Shares	Value
IFCI Ltd.[a]	8,668,287	$3,013,784
IIFL Holdings Ltd.	395,088	4,585,468
India Cements Ltd. (The)	1,823,630	4,457,863
Indiabulls Housing Finance Ltd.	2,473,464	47,615,499
Indiabulls Real Estate Ltd.[a]	1,475,627	4,877,891
Indiabulls Ventures Ltd.	1,025,293	4,070,718
Indian Hotels Co. Ltd. (The)	3,988,526	8,396,897
Indian Oil Corp. Ltd.	4,475,766	26,059,183
Infibeam Incorporation Ltd.	1,285,848	3,126,478
Infosys Ltd.	13,175,413	237,150,861
IRB Infrastructure Developers Ltd.	1,779,072	6,242,813
ITC Ltd.	26,008,117	105,815,015
Jain Irrigation Systems Ltd.	3,482,542	6,251,830
Jaiprakash Associates Ltd.[a]	11,337,588	3,080,382
Jammu & Kashmir Bank Ltd. (The)[a]	2,608,026	2,666,225
Jindal Steel & Power Ltd.[a]	2,760,846	10,781,269
JSW Steel Ltd.	7,057,981	33,823,922
Jubilant Foodworks Ltd.	327,134	10,213,797
Jubilant Life Sciences Ltd.	648,421	8,734,032
Just Dial Ltd.[a]	350,157	2,428,934
Kajaria Ceramics Ltd.	731,679	6,454,645
Karur Vysya Bank Ltd. (The)	3,957,807	6,549,135
KPIT Technologies Ltd.	1,902,950	6,312,374
Larsen & Toubro Infotech Ltd.[c]	47,699	1,029,633
Larsen & Toubro Ltd.	3,653,643	73,926,734
LIC Housing Finance Ltd.	2,504,976	19,525,710
Lupin Ltd.	1,752,719	22,060,241
Mahanagar Gas Ltd.	162,405	2,600,998
Mahindra & Mahindra Financial Services Ltd.	2,332,150	15,488,301
Mahindra & Mahindra Ltd.	5,827,835	65,156,530
Manappuram Finance Ltd.	3,827,102	6,341,665
Marico Ltd.	3,902,806	18,460,766
Maruti Suzuki India Ltd.	829,829	112,742,867
Max Financial Services Ltd.[a]	1,120,935	8,524,930
Max India Ltd.[a]	1,559,439	2,298,001
Mindtree Ltd.	821,598	10,279,710
Motherson Sumi Systems Ltd.	5,086,238	25,764,469
Mphasis Ltd.	562,031	7,416,821
Natco Pharma Ltd.	402,463	4,934,239
National Aluminium Co. Ltd.	2,858,147	3,007,479
NCC Ltd./India	4,282,455	8,657,433
Nestle India Ltd.	200,661	23,907,139

Security	Shares	Value
NIIT Technologies Ltd.	567,280	$7,266,653
NTPC Ltd.	12,993,551	32,560,542
Oil & Natural Gas Corp. Ltd.	10,277,538	29,706,398
Page Industries Ltd.	52,037	17,483,282
PC Jeweller Ltd.	813,010	4,157,634
Persistent Systems Ltd.	526,106	6,906,801
Petronet LNG Ltd.	3,201,364	12,152,615
PI Industries Ltd.	620,329	8,308,983
Piramal Enterprises Ltd.	625,747	24,806,077
Piramal Enterprises Ltd. New[a]	26,382	1,045,844
Power Finance Corp. Ltd.	5,973,209	9,636,537
PTC India Ltd.	4,262,715	6,723,241
Rain Industries Ltd.	699,535	4,090,072
Rajesh Exports Ltd.	793,555	10,202,306
Rallis India Ltd.	1,372,337	4,874,552
Ramco Cements Ltd. (The)	822,312	9,499,733
Raymond Ltd.	422,220	6,185,895
RBL Bank Ltd.[c]	666,777	5,017,236
Redington India Ltd.	3,384,518	7,483,774
Reliance Capital Ltd.	883,384	6,403,716
Reliance Communications Ltd.[a]	5,673,399	2,429,731
Reliance Industries Ltd.	21,464,226	314,502,783
Reliance Infrastructure Ltd.	1,098,249	7,680,599
Rural Electrification Corp. Ltd.	5,887,843	13,041,668
Shree Cement Ltd.	75,608	19,292,988
Shriram Transport Finance Co. Ltd.	1,157,728	23,704,135
Siemens Ltd.	681,564	12,218,640
Sintex Plastics Technology Ltd. Class La	4,484,440	4,508,791
Sobha Ltd.	655,811	5,584,529
SRF Ltd.	205,626	5,993,167
State Bank of India	13,326,464	54,822,685
Sterlite Technologies Ltd.	839,361	4,629,958
Strides Shasun Ltd.	448,085	4,935,065
Sun Pharma Advanced Research Co. Ltd.[a]	992,652	6,481,179
Sun Pharmaceutical Industries Ltd.	7,502,360	61,651,874
Sundaram Finance Holdings Ltd.[a]	368,186	879,572
Sundaram Finance Ltd.	378,218	10,201,443
Suzlon Energy Ltd.[a]	27,423,587	5,388,214
Tata Communications Ltd.	717,659	7,076,206
Tata Consultancy Services Ltd.	3,512,723	163,651,629

20	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2018

Security	Shares	Value
Tata Elxsi Ltd.	251,995	$4,074,121
Tata Global Beverages Ltd.	3,158,328	13,356,400
Tata Motors Ltd.[a]	12,202,072	69,283,289
Tata Motors Ltd. Class Aa	2,669,646	8,478,612
Tata Power Co. Ltd. (The)	9,410,464	12,206,139
Tata Steel Ltd.	2,455,419	25,313,190
Tech Mahindra Ltd.	3,627,951	34,118,068
Thermax Ltd.	386,187	6,844,173
TI Financial Holdings Ltd.	817,588	8,413,546
Titan Co. Ltd.	2,537,393	31,788,373
Torrent Power Ltd.	1,320,003	5,362,378
TTK Prestige Ltd.	50,248	5,335,580
Tube Investments of India Ltd.	707,916	2,839,434
TV18 Broadcast Ltd.[a]	6,488,990	6,240,347
UltraTech Cement Ltd.	701,861	44,770,859
Union Bank of India[a]	1,930,386	3,127,613
United Spirits Ltd.[a]	457,236	23,104,907
UPL Ltd.	2,866,062	32,060,828
VA Tech Wabag Ltd.	440,111	3,719,709
Vakrangee Ltd.	3,249,027	8,114,307
Vedanta Ltd.	11,798,409	59,719,867
Vijaya Bank	4,018,307	3,694,711
Voltas Ltd.	1,109,042	10,374,353
Welspun India Ltd.	2,451,370	2,427,052
Wipro Ltd.	8,842,985	39,744,820
Wockhardt Ltd.[a]	378,790	4,768,435
Yes Bank Ltd.	12,306,774	60,885,673
Zee Entertainment Enterprises Ltd.	4,402,040	38,201,636

		4,338,256,039
INDONESIA — 2.21%
Ace Hardware Indonesia Tbk PT	84,331,700	8,158,065
Adaro Energy Tbk PT	115,677,600	19,772,510
Adhi Karya Persero Tbk PT	22,218,700	4,007,883
AKR Corporindo Tbk PT	16,092,200	7,139,864
Alam Sutera Realty Tbk PT	111,012,300	3,165,205
Aneka Tambang Persero Tbk PTa	73,647,643	5,115,722
Astra International Tbk PT	150,791,400	88,565,338
Bank Bukopin Tbk PT	59,405,300	2,722,140
Bank Central Asia Tbk PT	78,957,000	133,092,954
Bank Danamon Indonesia Tbk PT	28,446,500	13,655,810
Bank Mandiri Persero Tbk PT	142,939,900	86,293,135

Security	Shares	Value
Bank Negara Indonesia Persero Tbk PT	59,291,000	$41,939,483
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	22,682,700	3,745,116
Bank Rakyat Indonesia Persero Tbk PT	422,069,700	116,043,457
Bank Tabungan Negara Persero Tbk PT	40,038,276	10,891,599
Bukit Asam Persero Tbk PT	30,821,600	7,106,555
Bumi Resources Tbk PTa	175,841,600	4,041,601
Bumi Serpong Damai Tbk PT	66,631,700	9,377,920
Charoen Pokphand Indonesia Tbk PT	60,290,800	15,085,308
Ciputra Development Tbk PT	114,529,927	10,746,162
Delta Dunia Makmur Tbk PTa	16,700,000	1,293,632
Eagle High Plantations Tbk PTa	134,400,800	2,267,955
Gudang Garam Tbk PT	3,714,500	21,546,451
Hanjaya Mandala Sampoerna Tbk PT	68,980,200	24,183,334
Hanson International Tbk PTa	567,044,600	6,269,104
Indika Energy Tbk PTa	12,217,800	3,839,029
Indocement Tunggal Prakarsa Tbk PT	13,128,300	20,983,700
Indofood CBP Sukses Makmur Tbk PT	19,651,700	12,828,600
Indofood Sukses Makmur Tbk PT	33,618,500	18,522,758
Inti Agri Resources Tbk PTa	212,614,700	3,494,994
Jasa Marga Persero Tbk PT	20,743,380	8,071,941
Kalbe Farma Tbk PT	170,350,300	19,824,743
Kawasan Industri Jababeka Tbk PT	202,880,688	4,102,326
Krakatau Steel Persero Tbk PTa	42,911,214	1,591,790
Link Net Tbk PT	11,558,600	4,665,980
Lippo Karawaci Tbk PT	106,196,500	3,977,976
Matahari Department Store Tbk PT	18,885,900	14,629,584
Medco Energi Internasional Tbk PTa	19,200,000	2,094,774
Media Nusantara Citra Tbk PT	49,009,800	5,471,873
Mitra Adiperkasa Tbk PT	9,649,700	5,334,234
Modernland Realty Tbk PT	116,191,200	2,805,795

CONSOLIDATED SCHEDULES OF INVESTMENTS	21

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2018

Security	Shares	Value
Pakuwon Jati Tbk PT	189,587,200	$9,308,023
Panin Financial Tbk PTa	191,961,000	3,853,601
Perusahaan Gas Negara Persero Tbk PT	83,284,900	16,174,178
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	34,297,100	3,467,503
PP Persero Tbk PT	29,904,250	6,742,785
Ramayana Lestari Sentosa Tbk PT	37,036,400	3,178,743
Salim Ivomas Pratama Tbk PT	41,775,400	1,595,235
Semen Indonesia Persero Tbk PT	22,892,800	18,524,377
Siloam International Hospitals Tbk PTa	2,706,871	1,683,365
Sugih Energy Tbk PTa	82,105,800	298,599
Summarecon Agung Tbk PT	80,291,100	6,482,389
Surya Citra Media Tbk PT	51,633,900	10,703,467
Telekomunikasi Indonesia Persero Tbk PT	379,357,900	110,370,702
Timah Tbk PT	36,936,152	3,129,841
Tower Bersama Infrastructure Tbk PT	19,858,400	8,124,777
Unilever Indonesia Tbk PT	11,749,300	46,062,281
United Tractors Tbk PT	13,056,300	33,807,636
Waskita Karya Persero Tbk PT	47,503,200	10,054,501
Wijaya Karya Persero Tbk PT	29,454,523	4,124,083

		1,076,152,486
MALAYSIA — 2.54%
AEON Credit Service M Bhd	2,218,000	7,531,121
AirAsia Bhd	12,554,200	14,038,140
Alliance Bank Malaysia Bhd	9,465,300	9,955,843
AMMB Holdings Bhd	13,097,900	13,843,581
Astro Malaysia Holdings Bhd	15,023,600	9,281,877
Axiata Group Bhd[b]	20,855,900	28,752,070
Berjaya Corp. Bhd[a]	37,466,506	3,156,484
Berjaya Sports Toto Bhd[b]	6,125,673	3,518,704
British American Tobacco Malaysia Bhd[b]	1,160,900	8,417,044
Bursa Malaysia Bhd[b]	4,376,500	12,625,594
Cahya Mata Sarawak Bhd[b]	6,331,100	6,950,148
Carlsberg Brewery Malaysia Bhd	1,597,600	7,537,311
CIMB Group Holdings Bhd	35,171,800	64,560,950
Dialog Group Bhd[b]	33,132,696	22,415,533

Security	Shares	Value
DiGi.Com Bhd[b]	24,894,100	$30,760,134
DRB-Hicom Bhd[b]	5,611,900	3,753,683
Eastern & Oriental Bhd[b]	9,316,929	3,425,167
Felda Global Ventures Holdings Bhd[b]	13,877,700	6,873,306
Gamuda Bhd[b]	13,754,600	17,417,109
Genting Bhd	16,879,900	38,138,145
Genting Malaysia Bhd[b]	23,323,800	31,380,247
Genting Plantations Bhd	2,382,200	6,142,512
HAP Seng Consolidated Bhd[b]	5,515,400	13,447,044
Hartalega Holdings Bhd	5,705,900	17,014,274
Hengyuan Refining Co. Bhd[a]	544,800	1,780,301
Hong Leong Bank Bhd	5,867,600	29,989,623
Hong Leong Financial Group Bhd	2,260,900	11,024,557
IHH Healthcare Bhd[b]	18,111,500	27,326,772
IJM Corp. Bhd	20,640,600	14,333,018
Inari Amertron Bhd[b]	14,665,700	12,655,110
IOI Corp. Bhd	17,822,600	21,339,799
IOI Properties Group Bhd	17,117,141	8,084,430
Kossan Rubber Industries	2,819,800	6,169,437
KPJ Healthcare Bhd	23,322,800	5,864,937
Kuala Lumpur Kepong Bhd	3,576,800	22,865,221
Lafarge Malaysia Bhd[a,b]	4,140,200	5,549,158
Magnum Bhd	7,891,700	3,948,872
Mah Sing Group Bhd	13,321,023	4,080,987
Malayan Banking Bhd	29,274,100	78,173,879
Malaysia Airports Holdings Bhd[b]	6,791,100	15,083,628
Malaysia Building Society Bhd[b]	13,823,200	4,305,413
Malaysian Resources Corp. Bhd[b]	24,489,300	6,752,220
Maxis Bhd[b]	14,572,600	21,987,252
MISC Bhd	9,239,400	16,181,334
My EG Services Bhd[b]	20,540,200	14,105,984
Nestle Malaysia Bhd	163,300	5,340,498
OSK Holdings Bhd	10,633,200	2,823,214
Pavilion REIT	11,973,300	4,096,048
Petronas Chemicals Group Bhd	18,294,200	37,784,038
Petronas Dagangan Bhd	2,147,400	14,144,223
Petronas Gas Bhd	5,077,300	22,839,425
Pos Malaysia Bhd[b]	3,505,600	3,553,033
PPB Group Bhd	3,668,400	16,576,635
Press Metal Aluminium Holdings Bhd	9,210,900	13,638,810
Public Bank Bhd	21,893,960	128,557,845

22	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2018

Security	Shares	Value
QL Resources Bhd	8,521,995	$10,747,678
RHB Bank Bhd	7,005,066	9,621,459
RHB Bank Bhd New[a,d]	1,769,000	5
Sapura Energy Bhd[b]	32,692,000	5,591,943
Sime Darby Bhd	17,511,300	12,338,828
Sime Darby Plantation Bhd[a]	17,511,300	23,917,655
Sime Darby Property Bhd[a]	17,511,300	6,303,532
SP Setia Bhd Group	1,978,800	1,667,102
Sunway Bhd[b]	17,208,354	7,248,860
Sunway Construction Group Bhd	6,837,270	4,189,290
Sunway REIT[b]	16,240,200	7,006,877
Supermax Corp. Bhd	5,874,000	3,928,997
Ta Ann Holdings Bhd	4,241,360	3,714,032
Telekom Malaysia Bhd[b]	8,273,100	12,461,396
Tenaga Nasional Bhd	25,687,300	102,959,053
TIME dotCom Bhd[b]	3,564,200	7,597,924
Top Glove Corp. Bhd[b]	5,929,400	14,698,615
UEM Sunrise Bhd[a,b]	13,693,600	3,810,575
UOA Development Bhd	8,284,100	5,498,764
VS Industry Bhd[b]	3,122,300	2,359,461
WCT Holdings Bhd[a,b]	10,228,779	4,021,527
Westports Holdings Bhd[b]	10,273,500	9,651,897
YTL Corp. Bhd	32,810,166	11,978,182
YTL Power International Bhd	15,567,300	4,490,949

		1,237,696,323
MEXICO — 2.80%
Alfa SAB de CV Class A	23,365,700	27,728,734
Alsea SAB de CV	4,265,300	14,527,385
America Movil SAB de CV Series L	254,617,400	234,009,949
Arca Continental SAB de CV	3,485,700	24,172,841
Axtel SAB de CV CPO[a,b]	13,121,300	3,053,082
Banco del Bajio SAa,c	2,164,200	4,708,772
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand Class B	13,499,800	19,040,106
Banregio Grupo Financiero SAB de CV	1,903,800	11,720,272
Bolsa Mexicana de Valores SAB de CV	3,888,300	7,200,785
Cemex SAB de CV CPO[a]	109,652,186	72,357,540
Coca-Cola Femsa SAB de CV Series L	3,721,800	25,052,663

Security	Shares	Value
Concentradora Fibra Hotelera Mexicana SA de CVc	5,223,200	$2,906,853
Consorcio ARA SAB de CV	10,612,100	4,122,897
Controladora Vuela Cia. de Aviacion SAB de CV Class Aa,b	5,415,400	4,816,368
Corp Inmobiliaria Vesta SAB de CV	4,780,000	6,561,828
El Puerto de Liverpool SAB de CV Series C1[b]	1,423,735	9,711,915
Fibra Uno Administracion SA de CV	23,447,000	33,032,345
Fomento Economico Mexicano SAB de CV	14,686,200	135,847,545
Genomma Lab Internacional SAB de CV Series Ba,b	6,728,000	7,271,104
Gentera SAB de CV	7,868,400	6,422,503
Gruma SAB de CV Series B	1,697,865	19,636,092
Grupo Aeromexico SAB de CVa,b	3,955,100	6,121,213
Grupo Aeroportuario del Centro Norte SAB de CV	2,425,000	11,839,018
Grupo Aeroportuario del Pacifico SAB de CV Series B	2,749,500	26,540,464
Grupo Aeroportuario del Sureste SAB de CV Series B	1,642,250	29,075,145
Grupo Bimbo SAB de CV Series A	12,640,800	29,553,490
Grupo Carso SAB de CV Series A1	4,252,448	14,918,616
Grupo Comercial Chedraui SA de CV	3,235,800	6,738,463
Grupo Financiero Banorte SAB de CV Series O	18,828,000	112,926,087
Grupo Financiero Inbursa SAB de CV Series O	18,185,100	29,031,389
Grupo Herdez SAB de CV	2,697,900	6,604,972
Grupo Lala SAB de CV	5,548,400	8,119,538
Grupo Mexico SAB de CV Series B	29,184,500	99,540,074
Grupo Televisa SAB CPO	18,708,600	63,968,399
Industrias Bachoco SAB de CV Series B	1,568,300	7,619,143
Industrias CH SAB de CV Series Ba,b	1,424,700	6,217,724

CONSOLIDATED SCHEDULES OF INVESTMENTS	23

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2018

Security	Shares	Value
Industrias Penoles SAB de CV	1,064,300	$23,237,809
Infraestructura Energetica Nova SAB de CV	4,111,800	19,461,692
Kimberly-Clark de Mexico SAB de CV Series Ab	11,856,000	21,585,498
La Comer SAB de CVa	3,991,900	3,967,145
Macquarie Mexico Real Estate Management SA de CV	6,942,900	7,345,115
Mexichem SAB de CV	7,676,583	21,499,478
PLA Administradora Industrial S. de RL de CV	5,500,400	8,238,793
Promotora y Operadora de Infraestructura SAB de CV	1,821,745	18,575,677
Qualitas Controladora SAB de CV	2,873,100	7,550,130
Telesites SAB de CVa,b	12,444,995	9,801,909
Wal-Mart de Mexico SAB de CV	39,137,200	91,272,423

		1,365,250,983
PAKISTAN — 0.17%
DG Khan Cement Co. Ltd.	2,593,000	3,370,935
Engro Corp. Ltd./Pakistan	2,656,600	7,225,173
Engro Fertilizers Ltd.	5,597,347	3,502,867
Fauji Cement Co. Ltd.	7,333,000	1,655,721
Fauji Fertilizer Co. Ltd.	4,923,820	3,949,479
Habib Bank Ltd.	4,466,900	8,419,002
Hub Power Co. Ltd. (The)	6,139,995	5,445,986
Lucky Cement Ltd.	1,204,000	6,543,064
MCB Bank Ltd.	2,943,500	5,815,107
National Bank of Pakistan	4,329,500	1,833,708
Nishat Mills Ltd.	3,161,900	4,563,582
Oil & Gas Development Co. Ltd.	5,795,000	8,556,334
Pakistan Oilfields Ltd.	956,350	5,402,778
Pakistan State Oil Co. Ltd.	1,841,382	4,960,213
Searle Co. Ltd. (The)	1,012,711	3,311,545
SUI Northern Gas Pipeline	2,720,400	2,832,248
United Bank Ltd./Pakistan	3,771,400	6,436,404

		83,824,146
PERU — 0.36%
Cia. de Minas Buenaventura SAA ADR	1,564,773	24,332,220
Credicorp Ltd.	531,606	115,066,119
Southern Copper Corp.	718,224	37,871,951

		177,270,290

Security	Shares	Value
PHILIPPINES — 1.01%
Aboitiz Equity Ventures Inc.	15,428,160	$22,928,947
Aboitiz Power Corp.	10,351,600	7,652,392
Alliance Global Group Inc.[a]	25,322,100	7,225,161
Ayala Corp.	1,993,915	40,467,899
Ayala Land Inc.	54,413,200	42,941,293
Bank of the Philippine Islands	6,744,775	15,528,005
BDO Unibank Inc.	15,528,186	46,453,367
Bloomberry Resorts Corp.[a]	3,603,300	985,234
Cebu Air Inc.	2,403,290	4,628,456
Cosco Capital Inc.	23,503,100	3,303,431
D&L Industries Inc.	24,156,300	5,473,202
DMCI Holdings Inc.	32,020,600	8,558,501
DoubleDragon Properties Corp.[a]	5,671,400	3,484,731
Filinvest Land Inc.	98,737,000	3,355,693
First Gen Corp.	10,903,500	3,035,729
First Philippine Holdings Corp.	1,721,060	2,057,143
Globe Telecom Inc.	286,120	9,460,419
GT Capital Holdings Inc.	705,620	18,290,841
International Container Terminal Services Inc.	4,084,130	8,626,235
JG Summit Holdings Inc.	22,270,793	30,789,115
Jollibee Foods Corp.	3,372,120	19,321,056
Lopez Holdings Corp.	16,480,300	1,705,622
Manila Electric Co.	776,720	5,020,045
Manila Water Co. Inc.	10,665,600	5,324,608
Megaworld Corp.	90,471,600	8,425,255
Melco Resorts And Entertainment (Philippines) Corp.[a]	16,870,400	2,478,083
Metro Pacific Investments Corp.	110,567,400	11,952,659
Metropolitan Bank & Trust Co.	5,712,932	10,733,687
Nickel Asia Corp.	15,599,324	1,878,029
PLDT Inc.	681,095	19,878,349
Robinsons Land Corp.	18,115,313	6,748,024
Security Bank Corp.	1,779,390	8,411,786
SM Investments Corp.	1,864,382	33,650,520
SM Prime Holdings Inc.	65,244,096	44,222,669
Universal Robina Corp.	7,141,200	20,430,853
Vista Land & Lifescapes Inc.	39,966,700	4,988,163

		490,415,202
POLAND — 1.22%
Alior Bank SAa	727,244	17,689,002
Asseco Poland SA	570,849	7,872,860

24	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2018

Security	Shares	Value
Bank Handlowy w Warszawie SA	266,576	$6,519,025
Bank Millennium SAa	4,870,244	11,881,590
Bank Pekao SA	1,135,256	43,879,669
Bank Zachodni WBK SA	265,980	29,044,931
Budimex SA	107,367	6,072,146
CCC SA	234,773	17,264,988
CD Projekt SA	535,594	16,723,881
Ciech SAa	241,134	4,084,870
Cyfrowy Polsat SA	1,778,932	12,126,899
Dino Polska SAa,c	269,317	6,707,874
Enea SA	1,799,497	5,314,339
Eurocash SAb	727,335	4,440,315
Getin Noble Bank SAa	4,951,350	2,196,265
Globe Trade Centre SAb	2,040,709	5,329,932
Grupa Azoty SA	351,278	5,955,863
Grupa Lotos SA	784,619	12,863,470
Jastrzebska Spolka Weglowa SAa	422,453	11,366,504
KGHM Polska Miedz SA	1,079,727	33,084,215
KRUK SA	139,915	8,656,009
LPP SA	10,275	27,031,188
Lubelski Wegiel Bogdanka SA	145,336	2,230,882
mBank SAa	115,237	15,401,925
Netia SA	2,875,054	4,513,837
Orange Polska SAa	4,831,735	8,037,029
PGE Polska Grupa Energetyczna SAa	6,276,372	18,572,237
PLAY Communications SAa,c	463,932	4,576,027
Polski Koncern Naftowy ORLEN SA	2,280,939	64,246,365
Polskie Gornictwo Naftowe i Gazownictwo SA	13,872,960	24,533,490
Powszechna Kasa Oszczednosci Bank Polski SAa	6,988,649	87,838,655
Powszechny Zaklad Ubezpieczen SA	4,648,102	57,959,699
Tauron Polska Energia SAa	8,119,558	6,042,131
Warsaw Stock Exchange	448,208	5,755,060

		595,813,172
QATAR — 0.50%
Al Meera Consumer Goods Co. QSC	89,225	3,658,245
Barwa Real Estate Co.	837,228	7,727,482
Commercial Bank PQSC (The)[a]	1,740,092	13,463,409

Security	Shares	Value
Doha Bank QPSC	392,500	$3,515,214
Ezdan Holding Group QSC	6,420,713	16,002,544
Gulf International Services QSC[a]	323,091	1,556,521
Industries Qatar QSC	1,105,133	31,266,498
Masraf Al Rayan QSC	3,111,446	32,041,622
Mazaya Qatar Real Estate Development QSC[a]	12	25
Ooredoo QPSC	661,784	15,768,845
Qatar Electricity & Water Co. QSC	259,967	12,182,393
Qatar Gas Transport Co. Ltd.	1,322,782	6,173,369
Qatar Industrial Manufacturing Co. QSC	255,610	3,073,313
Qatar Insurance Co. SAQ	1,358,626	14,419,029
Qatar Islamic Bank SAQ	575,858	15,142,454
Qatar National Bank QPSC	1,742,788	57,039,649
Qatar National Cement Co. QSC	193,670	3,182,570
United Development Co. QSC	1,563,939	7,067,538

		243,280,720
RUSSIA — 3.21%
Aeroflot PJSC	4,638,200	11,653,686
Alrosa PJSC	20,032,200	30,707,915
Gazprom PJSC	61,583,720	156,602,431
Gazprom PJSC ADR	9,615,007	48,113,495
Inter RAO UES PJSC	264,063,000	17,448,632
LSR Group PJSC GDR[e]	2,260,653	6,940,205
LUKOIL PJSC	2,444,539	163,982,442
LUKOIL PJSC ADR	831,593	55,799,890
M.Video PJSC[a]	367,615	2,716,423
Magnit PJSC GDR[e]	2,702,512	55,941,998
Magnitogorsk Iron & Steel Works PJSC	15,368,000	13,015,609
Mechel PJSC ADR[a]	821,217	4,048,600
MMC Norilsk Nickel PJSC	497,720	98,655,491
Mobile TeleSystems PJSC ADR	3,972,281	47,508,481
Moscow Exchange MICEX-RTS PJSC	12,878,830	25,587,231
Novatek PJSC GDR[e]	714,568	97,538,532
Novolipetsk Steel PJSC	9,372,670	24,323,408
PhosAgro PJSC GDR[e]	1,052,443	16,207,622
Polyus PJSC	152,615	12,594,685
Rosneft Oil Co. PJSC	1,206,660	7,083,816
Rosneft Oil Co. PJSC GDR	7,231,536	42,304,486

CONSOLIDATED SCHEDULES OF INVESTMENTS	25

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2018

Security	Shares	Value
RusHydro PJSC	871,605,000	$12,099,282
Sberbank of Russia PJSC	12,641,030	61,164,644
Sberbank of Russia PJSC ADR	16,276,071	332,845,652
Severstal PJSC	1,660,810	27,093,351
Surgutneftegas OJSC	48,054,750	24,510,718
Surgutneftegas OJSC ADR	1,311,499	6,557,495
Tatneft PJSC Class S	11,845,800	124,986,104
VTB Bank PJSC	5,421,870,000	5,081,182
VTB Bank PJSC GDR[e]	15,679,506	33,554,143

		1,566,667,649
SOUTH AFRICA — 6.88%
Adcock Ingram Holdings Ltd.	980,921	5,650,969
Advtech Ltd.	4,881,437	7,009,667
AECI Ltd.	1,141,017	10,938,683
African Rainbow Minerals Ltd.	942,877	9,746,890
Anglo American Platinum Ltd.[a]	414,360	12,840,728
AngloGold Ashanti Ltd.	3,136,649	28,747,024
Aspen Pharmacare Holdings Ltd.	2,949,813	67,499,269
Astral Foods Ltd.	423,732	10,230,954
Attacq Ltd.[a]	4,612,219	7,381,113
AVI Ltd.	2,812,600	28,951,045
Barclays Africa Group Ltd.	4,922,571	82,781,349
Barloworld Ltd.	1,663,237	25,085,764
Bid Corp. Ltd.	2,562,879	58,597,461
Bidvest Group Ltd. (The)	2,527,327	48,198,800
Blue Label Telecoms Ltd.	4,851,571	5,343,253
Brait SEa,b	1,024,103	3,891,223
Capitec Bank Holdings Ltd.	325,490	22,955,197
Cashbuild Ltd.	220,063	8,788,910
City Lodge Hotels Ltd.	490,447	7,105,067
Clicks Group Ltd.	2,001,663	28,667,257
Coronation Fund Managers Ltd.	1,807,657	12,243,751
DataTec Ltd.	1,638,593	3,470,492
Discovery Ltd.	2,621,585	39,706,616
Emira Property Fund Ltd.	5,481,981	7,272,928
EOH Holdings Ltd.	1,112,004	6,735,850
Exxaro Resources Ltd.	1,711,648	19,202,070
Famous Brands Ltd.[a,b]	709,840	7,396,829
FirstRand Ltd.	25,332,240	158,598,118
Fortress REIT Ltd. Series A	7,400,549	9,981,298
Fortress REIT Ltd. Series B	6,566,808	8,901,318

Security	Shares	Value
Foschini Group Ltd. (The)	1,625,941	$29,546,910
Gold Fields Ltd.	6,445,349	25,014,206
Grindrod Ltd.[a]	4,158,786	4,869,166
Growthpoint Properties Ltd.	17,292,484	43,217,476
Harmony Gold Mining Co. Ltd.	3,295,319	6,594,128
Hosken Consolidated Investments Ltd.	630,159	8,234,843
Hudaco Industries Ltd.	519,885	6,958,961
Hyprop Investments Ltd.	1,980,905	18,317,550
Impala Platinum Holdings Ltd.[a,b]	4,914,690	12,532,642
Imperial Holdings Ltd.	1,113,340	23,642,470
Investec Ltd.	1,947,671	16,912,954
JSE Ltd.	802,483	13,869,027
KAP Industrial Holdings Ltd.	9,453,196	7,047,601
Kumba Iron Ore Ltd.	440,747	13,083,787
Liberty Holdings Ltd.	1,036,562	11,706,795
Life Healthcare Group Holdings Ltd.	9,312,874	21,428,585
Massmart Holdings Ltd.	914,169	12,622,367
Metair Investments Ltd.	2,466,694	4,981,975
MMI Holdings Ltd./South Africa	6,938,793	12,832,689
Mondi Ltd.	881,030	22,991,310
Mpact Ltd.	2,042,033	4,790,333
Mr. Price Group Ltd.	1,765,278	42,290,400
MTN Group Ltd.	12,732,694	138,612,829
Murray & Roberts Holdings Ltd.	4,038,130	3,817,899
Nampak Ltd.[a]	4,817,230	6,476,708
Naspers Ltd. Class N	3,307,694	916,612,693
Nedbank Group Ltd.	1,652,276	40,252,334
NEPI Rockcastle PLC	2,773,100	28,011,159
Netcare Ltd.	7,839,896	16,936,766
Northam Platinum Ltd.[a]	2,746,305	9,920,783
Omnia Holdings Ltd.	588,576	7,746,291
Pick n Pay Stores Ltd.	2,896,770	17,831,563
Pioneer Foods Group Ltd.	1,044,637	11,637,807
PPC Ltd.[a]	12,586,754	8,903,899
PSG Group Ltd.	796,406	14,674,854
Rand Merchant Investment Holdings Ltd.	5,551,634	21,004,848
Redefine Properties Ltd.	39,243,348	37,701,541
Remgro Ltd.	3,926,733	80,339,385
Resilient REIT Ltd.[b]	2,250,322	12,651,180
Reunert Ltd.	1,559,476	10,106,950
RMB Holdings Ltd.	5,217,068	38,505,641
Royal Bafokeng Platinum Ltd.[a]	593,062	1,607,793
SA Corporate Real Estate Ltd.	20,080,760	7,961,703

26	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2018

Security	Shares	Value
Sanlam Ltd.	10,347,413	$79,991,650
Sappi Ltd.	4,264,665	27,675,386
Sasol Ltd.	4,141,436	146,219,926
Shoprite Holdings Ltd.	3,388,682	74,630,670
Sibanye Gold Ltd.	13,482,773	12,964,479
SPAR Group Ltd. (The)	1,463,889	27,110,548
Standard Bank Group Ltd.	9,734,808	179,632,619
Steinhoff International Holdings NV Class Hb	23,632,564	11,612,316
Super Group Ltd./South Africa[a]	3,181,187	10,583,519
Telkom SA SOC Ltd.	2,098,026	9,198,165
Tiger Brands Ltd.	1,224,940	44,268,551
Tongaat Hulett Ltd.	961,556	8,792,998
Trencor Ltd.	1,617,708	6,052,143
Truworths International Ltd.	3,320,619	28,491,987
Tsogo Sun Holdings Ltd.	3,534,086	7,634,793
Vodacom Group Ltd.	4,462,204	61,524,829
Vukile Property Fund Ltd.	5,696,763	10,202,653
Wilson Bayly Holmes-Ovcon Ltd.	538,732	7,915,019
Woolworths Holdings Ltd./South Africa	7,515,709	41,609,792
Zeder Investments Ltd.	13,040,884	7,126,015

		3,351,958,752
SOUTH KOREA — 13.98%
Advanced Process Systems Corp.[a,b]	121,491	3,651,798
Ahnlab Inc.[b]	50,377	3,433,210
AK Holdings Inc.	47,998	3,630,101
Amorepacific Corp.[b]	243,393	63,270,043
AMOREPACIFIC Group	224,427	26,113,032
Aprogen pharmaceuticals Inc.[a,b]	917,158	3,646,103
Asiana Airlines Inc.[a]	856,542	3,986,492
ATGen Co. Ltd.[a,b]	221,205	4,330,544
BGF Co. Ltd.[b]	123,217	1,427,993
BGF retail Co. Ltd.	60,609	9,738,633
BH Co. Ltd.[a,b]	196,709	3,669,334
Binggrae Co. Ltd.[a]	65,599	3,773,957
BNK Financial Group Inc.	1,699,423	17,576,450
Boditech Med Inc.[b]	204,405	3,576,946
Bukwang Pharmaceutical Co. Ltd.	264,291	5,820,796
Caregen Co. Ltd.	36,236	2,877,732
Cell Biotech Co. Ltd.[b]	80,269	3,587,607
Celltrion Healthcare Co. Ltd.[a,b]	249,748	27,583,212
Celltrion Inc.[a,b]	612,596	199,691,927

Security	Shares	Value
Chabiotech Co. Ltd.[a,b]	411,206	$12,398,075
Cheil Worldwide Inc.	543,067	9,327,774
Chong Kun Dang Pharmaceutical Corp.	56,225	6,723,739
CJ CGV Co. Ltd.	127,362	8,315,166
CJ CheilJedang Corp.	57,956	18,089,508
CJ Corp.	103,225	15,871,237
CJ E&M Corp.	158,729	12,693,629
CJ Freshway Corp.[b]	82,470	2,794,948
CJ Logistics Corp.[a,b]	66,247	8,105,760
CJ O Shopping Co. Ltd.	26,911	5,238,562
Com2uSCorp.	74,337	11,196,200
Cosmax Inc.[b]	68,884	8,142,166
Coway Co. Ltd.	403,895	32,299,665
CrystalGenomics Inc.[a,b]	200,419	5,145,118
Daeduck Electronics Co.	477,717	3,952,668
Daeduck GDS Co. Ltd.	289,196	5,314,434
Daekyo Co. Ltd.	323,949	2,408,154
Daelim Industrial Co. Ltd.	205,556	14,084,639
Daesang Corp.	179,764	4,050,459
Daewoo Engineering & Construction Co. Ltd.[a]	991,915	4,781,417
Daewoo Shipbuilding & Marine Engineering Co. Ltd.[a,b]	44,738	1,032,829
Daewoong Pharmaceutical Co. Ltd.[b]	44,866	7,581,936
Daishin Securities Co. Ltd.[a]	317,794	4,313,946
Daou Technology Inc.	216,984	4,648,655
DB HiTek Co. Ltd.	329,457	4,654,808
DB Insurance Co. Ltd.	375,030	24,069,245
Dentium Co. Ltd.[a,b]	55,309	3,907,229
DGB Financial Group Inc.	1,121,910	12,846,693
DIO Corp.[a]	109,241	3,803,108
Dong-A Socio Holdings Co. Ltd.	35,450	4,337,543
Dong-A ST Co. Ltd.	52,899	5,275,734
Dongjin Semichem Co. Ltd.[a,b]	256,804	3,818,030
DongKook Pharmaceutical Co. Ltd.	65,524	4,090,334
Dongkuk Steel Mill Co. Ltd.	486,448	4,828,993
Dongsuh Cos. Inc.	299,321	7,697,931
Dongwon Industries Co. Ltd.	15,700	4,429,172
Doosan Bobcat Inc.	213,703	6,709,670
Doosan Heavy Industries & Construction Co. Ltd.[a,b]	483,283	6,671,974
Doosan Infracore Co. Ltd.[a,b]	1,072,973	9,254,380
DoubleUGames Co. Ltd.[b]	94,671	5,411,520

CONSOLIDATED SCHEDULES OF INVESTMENTS	27

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2018

Security	Shares	Value
Douzone Bizon Co. Ltd.	179,919	$9,221,077
E-MART Inc.	160,927	45,176,663
E1 Corp.	32,842	1,819,669
Ecopro Co. Ltd.[a,b]	162,626	5,263,682
Emerson Pacific Inc.[a,b]	84,220	2,103,750
Eo Technics Co Ltd.	71,215	5,247,906
Fila Korea Ltd.[b]	95,209	8,765,664
Foosung Co. Ltd.[a,b]	484,135	4,206,954
G-treeBNT Co. Ltd.[a]	167,284	6,148,216
GemVax & Kael Co. Ltd.[a,b]	284,769	3,970,830
Genexine Co. Ltd.[a,b]	99,239	8,229,441
Grand Korea Leisure Co. Ltd.	256,049	5,497,404
Green Cross Cell Corp.	101,283	4,900,941
Green Cross Corp./South Korea	45,247	9,066,949
Green Cross Holdings Corp.	215,421	8,176,012
GS Engineering & Construction Corp.[b]	332,771	8,973,048
GS Holdings Corp.	381,937	23,313,358
GS Home Shopping Inc.	29,555	5,510,347
GS Retail Co. Ltd.[b]	210,498	6,997,810
Gwangju Shinsegae Co. Ltd.	11,228	2,312,165
Halla Holdings Corp.	69,794	3,473,909
Hana Financial Group Inc.	2,091,677	94,935,751
Hana Tour Service Inc.[b]	88,602	8,386,467
Hanall Biopharma Co. Ltd.[a,b]	252,296	7,595,207
Hancom Inc.[b]	209,117	3,244,220
Handsome Co. Ltd.	147,805	3,978,683
Hanil Cement Co. Ltd.	29,526	3,476,374
Hanjin Heavy Industries & Construction Co. Ltd.[a,b]	678,518	2,099,026
Hanjin Kal Corp.[a]	358,277	6,716,246
Hanjin Transportation Co. Ltd.	95,356	2,192,598
Hankook Shell Oil Co. Ltd.	11,110	3,708,805
Hankook Tire Co. Ltd.	555,719	30,277,423
Hankook Tire Worldwide Co. Ltd.	236,100	4,338,711
Hanmi Pharm Co. Ltd.[b]	48,472	20,724,477
Hanmi Science Co. Ltd.[b]	107,154	8,311,881
Hanon Systems	1,447,784	16,711,885
Hansae Co. Ltd.[b]	141,938	2,942,569
Hansol Chemical Co. Ltd.[b]	75,371	5,136,559
Hansol Technics Co. Ltd.[a]	205,142	2,604,767
Hanssem Co. Ltd.[b]	83,923	11,586,008
Hanwha Chemical Corp.	786,115	24,101,042
Hanwha Corp.	324,690	13,237,661
Hanwha General Insurance Co. Ltd.	762,002	6,121,911

Security	Shares	Value
Hanwha Investment & Securities Co. Ltd.[a,b]	1,232,524	$3,534,017
Hanwha Life Insurance Co. Ltd.	1,863,061	11,544,131
Hanwha Techwin Co. Ltd.[a,b]	290,701	7,825,223
Hite Jinro Co. Ltd.[a]	228,683	4,645,882
HLB Inc.[a,b]	250,414	9,226,631
HMC Investment Securities Co. Ltd.	349,532	3,550,514
Homecast Co. Ltd.[a,b]	265,874	2,933,968
Hotel Shilla Co. Ltd.	240,121	18,138,238
HS Industries Co. Ltd.[a,b]	337,610	2,774,706
Huchems Fine Chemical Corp.	191,118	4,738,682
Hugel Inc.[a,b]	19,427	10,010,404
Humedix Co. Ltd.[b]	126,228	4,866,580
Huons Co. Ltd.	71,995	6,269,396
Huons Global Co. Ltd.[b]	83,512	4,827,640
Hy-Lok Corp.[b]	146,745	3,340,349
Hyosung Corp.	158,444	18,289,316
Hyundai Construction Equipment Co. Ltd.[a]	43,619	6,847,567
Hyundai Department Store Co. Ltd.	100,358	8,470,515
Hyundai Development Co. Engineering & Construction	445,538	15,552,070
Hyundai Electric & Energy System Co. Ltd.[a]	46,826	3,913,337
Hyundai Elevator Co. Ltd.[a]	112,956	6,122,927
Hyundai Engineering & Construction Co. Ltd.[a]	588,761	20,932,033
Hyundai Glovis Co. Ltd.	141,046	18,560,398
Hyundai Greenfood Co. Ltd.	396,891	5,387,661
Hyundai Heavy Industries Co. Ltd.[a]	238,364	28,835,242
Hyundai Home Shopping Network Corp.	57,688	5,859,895
Hyundai Livart Furniture Co. Ltd.[b]	126,396	2,935,506
Hyundai Marine & Fire Insurance Co. Ltd.	482,487	18,401,249
Hyundai Merchant Marine Co. Ltd.[a,b]	1,444,438	5,822,303
Hyundai Mipo Dockyard Co. Ltd.[a,b]	94,598	9,521,823
Hyundai Mobis Co. Ltd.	507,804	106,915,977
Hyundai Motor Co.	1,165,623	173,837,025
Hyundai Robotics Co. Ltd.[a]	73,874	30,186,762
Hyundai Rotem Co. Ltd.[a,b]	218,310	3,114,682

28	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2018

Security	Shares	Value
Hyundai Steel Co.	576,110	$28,515,556
Hyundai Wia Corp.[b]	122,910	6,594,396
Il Dong Pharmaceutical Co. Ltd.	162,437	3,600,044
Iljin Materials Co. Ltd.[a,b]	138,038	4,155,544
Ilyang Pharmaceutical Co. Ltd.[a]	131,189	4,658,064
iMarketKorea Inc.	225,408	2,143,967
InBody Co. Ltd.	121,646	4,751,709
Industrial Bank of Korea	1,724,214	27,386,167
ING Life Insurance Korea Ltd.[c]	176,565	8,608,950
Innocean Worldwide Inc.	85,487	5,091,801
Innox Advanced Materials Co. Ltd.[a,b]	56,062	3,794,759
Interflex Co. Ltd.[a,b]	84,037	2,157,382
iNtRON Biotechnology Inc.[a,b]	114,501	4,277,002
IS Dongseo Co. Ltd.[a]	127,772	3,999,881
It’s Hanbul Co. Ltd.[a,b]	71,071	3,721,235
Jayjun Cosmetic Co. Ltd.[a]	113,728	1,732,858
JB Financial Group Co. Ltd.	897,770	5,264,419
Jeil Pharmaceutical Co. Ltd.[b]	38,135	2,074,200
Jenax Inc.[a,b]	143,590	4,369,093
Jusung Engineering Co. Ltd.[b]	347,919	3,742,965
JW Holdings Corp.[b]	325,090	2,467,670
JW Pharmaceutical Corp.	105,095	4,134,312
Kakao Corp.[b]	313,033	37,000,853
Kangwon Land Inc.[a]	836,976	22,298,234
KB Financial Group Inc.	2,902,379	171,532,234
KC Co. Ltd.	81,723	1,886,670
KC Tech Co. Ltd./New	121,456	2,254,378
KCC Corp.	38,898	13,021,078
KEPCO Engineering & Construction Co. Inc.[a,b]	141,171	3,043,996
KEPCO Plant Service & Engineering Co. Ltd.[a]	188,074	7,007,836
Kia Motors Corp.	1,927,386	61,137,417
KISWIRE Ltd.	80,528	2,383,343
KIWOOM Securities Co. Ltd.[a,b]	92,029	8,421,898
Koh Young Technology Inc.	116,681	9,869,775
Kolon Corp.[b]	55,996	2,875,037
Kolon Industries Inc.[b]	120,484	7,910,622
Kolon Life Science Inc.[a,b]	67,445	5,630,278
Komipharm International Co. Ltd.[a,b]	304,296	10,959,040
Korea Aerospace Industries Ltd. Class Aa,b	519,382	24,124,956
Korea Electric Power Corp.[a]	1,835,089	56,091,464
Korea Gas Corp.[a]	184,359	7,814,275

Security	Shares	Value
Korea Investment Holdings Co. Ltd.[a]	289,510	$20,986,735
Korea Kolmar Co. Ltd.[a,b]	119,652	8,574,194
Korea Line Corp.[a,b]	115,903	3,531,996
Korea Petrochemical Ind. Co Ltd.	25,284	7,308,054
Korea REIT Co. Ltd.	1,436,246	3,912,573
Korea Zinc Co. Ltd.[a]	65,951	31,181,930
Korean Air Lines Co. Ltd.	338,620	10,209,570
Korean Reinsurance Co.	731,528	8,038,769
KT Corp.	51,660	1,330,976
KT Skylife Co. Ltd.	269,839	3,251,823
KT&G Corp.	862,276	79,467,305
Kukdo Chemical Co. Ltd.[b]	80,835	4,583,312
Kumho Industrial Co. Ltd.[a,b]	286,457	2,684,956
Kumho Petrochemical Co. Ltd.	123,986	10,373,194
Kumho Tire Co. Inc.[a,b]	961,786	4,973,683
Kwang Dong Pharmaceutical Co. Ltd.	535,146	5,015,913
Kwangju Bank Co. Ltd.	369,735	4,233,737
L&F Co. Ltd.[b]	108,901	3,308,563
LF Corp.	165,783	4,462,623
LG Chem Ltd.	345,592	122,228,956
LG Corp.	707,572	56,323,489
LG Display Co. Ltd.	1,671,169	46,065,560
LG Electronics Inc.	766,000	70,665,251
LG Hausys Ltd.	52,950	4,112,194
LG Household & Health Care Ltd.	70,952	72,072,398
LG Innotek Co. Ltd.[b]	114,909	14,006,822
LG International Corp.	230,466	5,778,144
LIG Nex1 Co. Ltd.[b]	85,743	3,879,774
Lock&Lock Co. Ltd.	140,506	3,023,169
Loen Entertainment Inc.[b]	64,941	6,536,678
Lotte Chemical Corp.	116,701	49,465,102
Lotte Confectionery Co. Ltd.[a]	18,038	2,898,340
Lotte Corp.[a]	201,646	11,675,320
LOTTE Fine Chemical Co. Ltd.	146,234	9,533,771
Lotte Food Co. Ltd.[a]	5,891	3,182,413
LOTTE Himart Co. Ltd.	65,377	4,226,050
Lotte Shopping Co. Ltd.	79,636	15,185,921
LS Corp.	136,665	9,591,412
LS Industrial Systems Co. Ltd.	122,308	6,302,324
Maeil Dairies Co. Ltd.[a]	51,975	3,258,937
Mando Corp.[b]	51,079	12,145,944
Medipost Co. Ltd.[a,b]	72,969	6,940,444
Medy-Tox Inc.	33,480	18,673,857

CONSOLIDATED SCHEDULES OF INVESTMENTS	29

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2018

Security	Shares	Value
Meritz Fire & Marine Insurance Co. Ltd.	468,577	$9,887,325
Meritz Securities Co. Ltd.	2,924,419	13,192,157
Mirae Asset Daewoo Co. Ltd.[b]	2,779,053	23,815,322
Modetour Network Inc.	194,638	7,189,510
Muhak Co. Ltd.	161,443	2,787,870
Namhae Chemical Corp.	390,188	4,431,907
Namyang Dairy Products Co. Ltd.[a]	4,909	3,109,774
Naturalendo Tech Co. Ltd.[a,b]	108,692	2,052,592
NAVER Corp.	211,597	156,904,969
NCSoft Corp.[b]	134,744	46,660,818
Netmarble Games Corp.[b,c]	153,884	20,960,283
Nexen Corp.	415,748	2,794,945
Nexen Tire Corp.	310,131	3,408,033
NH Investment & Securities Co. Ltd.[a]	970,313	12,813,257
NHN Entertainment Corp.[a,b]	88,240	6,412,862
NHN KCP Corp.[a,b]	175,692	3,001,479
NICE Holdings Co. Ltd.[a]	231,111	3,190,608
NICE Information Service Co. Ltd.[a]	409,505	3,490,379
Nong Shim Holdings Co. Ltd.	32,287	3,145,515
NongShim Co. Ltd.	24,098	6,876,242
NS Shopping Co. Ltd.	227,255	2,969,488
NUTRIBIOTECH Co. Ltd.[a,b]	135,590	3,073,908
OCI Co. Ltd.[b]	127,272	19,333,497
Orion Corp./Republic of Korea	156,091	15,567,299
Orion Holdings Corp.	135,035	3,179,788
Osstem Implant Co. Ltd.[a,b]	101,092	4,686,322
Ottogi Corp.	10,129	6,612,986
Pan Ocean Co. Ltd.[a,b]	1,673,133	9,162,137
Paradise Co. Ltd.[b]	396,792	6,705,415
Partron Co. Ltd.[b]	343,435	2,958,951
Poongsan Corp.	192,958	7,670,922
POSCO	541,683	180,827,781
POSCO Chemtech Co. Ltd.[b]	217,033	8,928,636
Posco Daewoo Corp.[b]	311,544	5,811,422
Posco ICT Co. Ltd.[b]	430,745	3,106,583
S&T Motiv Co. Ltd.	98,215	4,022,380
S-1 Corp.	127,188	11,275,324
S-Oil Corp.	340,446	38,826,375
Samchully Co. Ltd.	24,618	2,773,475
Samjin Pharmaceutical Co. Ltd.	150,191	5,755,773
Samsung Biologics Co. Ltd.[a,b,c]	131,384	54,596,731
Samsung C&T Corp.	567,944	67,393,854

Security	Shares	Value
Samsung Card Co. Ltd.	176,837	$5,927,771
Samsung Electro-Mechanics Co. Ltd.	414,830	35,472,581
Samsung Electronics Co. Ltd.	726,937	1,579,538,980
Samsung Engineering Co. Ltd.[a,b]	919,193	13,623,647
Samsung Fire & Marine Insurance Co. Ltd.	228,022	60,853,595
Samsung Heavy Industries Co. Ltd.[a,b]	1,950,863	15,402,972
Samsung Life Insurance Co. Ltd.	525,816	58,995,885
Samsung SDI Co. Ltd.[b]	418,374	66,065,153
Samsung SDS Co. Ltd.	260,819	57,322,857
Samsung Securities Co. Ltd.	443,991	16,236,073
Samyang Corp.[b]	34,857	2,877,658
Samyang Holdings Corp.[b]	32,813	3,378,566
Seah Besteel Corp.	118,865	3,128,315
Sebang Global Battery Co. Ltd.	107,929	3,418,566
Seegene Inc.[a,b]	141,732	4,489,249
Seobu T&Da,b	390,790	3,897,435
Seoul Semiconductor Co. Ltd.[b]	304,881	6,714,758
SFA Engineering Corp.	158,386	5,477,473
Shinhan Financial Group Co. Ltd.	3,097,031	135,561,242
Shinsegae Food Co. Ltd.[b]	23,941	2,851,961
Shinsegae Inc.	56,953	18,039,412
Shinsegae International Inc.	35,890	2,651,399
Silicon Works Co. Ltd.	114,961	4,644,514
SillaJen Inc.[a,b]	405,389	38,333,949
Sindoh Co. Ltd.	68,653	4,203,245
SK Chemicals Co. Ltd./New[a]	60,527	6,092,384
SK Discovery Co. Ltd.[b]	74,907	3,112,767
SK Gas Ltd.[b]	43,454	3,780,004
SK Holdings Co. Ltd.	261,882	68,801,763
SK Hynix Inc.	4,375,541	310,316,325
SK Innovation Co. Ltd.	485,123	92,060,926
SK Materials Co. Ltd.[b]	48,555	7,523,805
SK Networks Co. Ltd.[b]	1,036,191	5,722,063
SK Securities Co. Ltd.[a,b]	3,263,882	3,616,824
SK Telecom Co. Ltd.	150,624	33,382,362
SKC Co. Ltd.	172,623	6,256,767
SKCKOLONPI Inc.[b]	105,285	3,874,418
SL Corp.	153,116	3,393,466
SM Entertainment Co.[a,b]	205,850	6,985,860
Songwon Industrial Co. Ltd.	167,071	3,695,032
Soulbrain Co. Ltd.[b]	79,698	4,283,335
SPC Samlip Co. Ltd.[a,b]	23,982	2,956,503

30	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2018

Security	Shares	Value
Ssangyong Cement Industrial Co. Ltd.	240,701	$4,645,536
Ssangyong Motor Co.[a]	473,964	2,367,850
Sungwoo Hitech Co. Ltd.	410,620	2,631,547
Taekwang Industrial Co. Ltd.	3,497	4,256,206
Taewoong Co. Ltd.[a,b]	97,480	1,948,880
Taeyoung Engineering & Construction Co. Ltd.	589,063	5,521,276
TELCON Inc.[a,b]	450,286	5,093,733
Tera Resource Co. Ltd.[a,d]	49,111	—
Texcell-NetCom Co. Ltd.[a]	198,136	5,800,084
Tongyang Inc.[a]	1,488,911	2,791,107
Tongyang Life Insurance Co. Ltd.	427,671	2,839,555
Toptec Co. Ltd.[a,b]	174,884	4,731,832
Value Added Technology Co. Ltd.[a,b]	101,057	3,784,155
Vieworks Co. Ltd.	74,600	2,883,009
ViroMed Co. Ltd.[a,b]	107,751	23,283,529
Webzen Inc.[a,b]	146,276	3,579,568
Wonik Holdings Co. Ltd.[a]	279,913	2,034,274
WONIK IPS Co. Ltd.	181,485	5,966,263
Woori Bank	3,049,976	46,753,718
YG Entertainment Inc.[b]	142,148	3,563,873
Youlchon Chemical Co. Ltd.	289,625	4,787,411
Youngone Corp.	180,473	4,874,721
Youngone Holdings Co. Ltd.	71,462	3,556,932
Yuanta Securities Korea Co. Ltd.[a]	765,937	3,197,004
Yuhan Corp.	64,863	12,458,679
Yungjin Pharmaceutical Co. Ltd.[a,b]	747,443	6,060,162

		6,813,684,865
TAIWAN — 12.10%
A-DATA Technology Co. Ltd.[b]	1,975,820	4,974,149
AcBel Polytech Inc.[b]	4,562,000	3,351,712
Accton Technology Corp.[b]	3,786,000	14,523,882
Acer Inc.[b]	21,219,872	17,879,771
Advanced Ceramic X Corp.[b]	338,000	4,092,514
Advanced Semiconductor Engineering Inc.	52,496,444	71,474,496
Advanced Wireless Semiconductor Co.[b]	1,607,000	3,737,401
Advantech Co. Ltd.[b]	2,322,165	17,299,614
Airtac International Group[b]	884,880	16,215,198
Alpha Networks Inc.[b]	3,811,700	3,244,361

Security	Shares	Value
AmTRAN Technology Co. Ltd.[b]	6,270,000	$3,650,905
Ardentec Corp.[b]	4,950,546	6,028,049
Asia Cement Corp.	16,646,050	16,192,489
Asia Optical Co. Inc.[b]	2,308,000	8,695,861
Asia Pacific Telecom Co. Ltd.[a]	16,171,000	5,245,307
Asia Polymer Corp.[b]	8,513,977	5,234,570
Asustek Computer Inc.[b]	4,894,000	46,433,115
AU Optronics Corp.[b]	58,827,000	26,395,633
Bank of Kaohsiung Co. Ltd.[b]	18,663,149	6,162,345
BES Engineering Corp.[b]	18,097,000	4,667,514
Bizlink Holding Inc.[b]	927,926	8,454,327
Brogent Technologies Inc.[b]	338,799	2,576,198
Capital Securities Corp.	19,477,000	7,605,206
Casetek Holdings Ltd.[b]	1,167,485	3,846,896
Catcher Technology Co. Ltd.	4,846,000	58,758,507
Cathay Financial Holding Co. Ltd.	60,685,078	113,282,415
Cathay Real Estate Development Co. Ltd.[b]	6,508,900	3,544,776
Center Laboratories Inc.[a,b]	2,970,409	4,644,523
Chailease Holding Co. Ltd.	8,468,945	28,485,568
Chang Hwa Commercial Bank Ltd.	38,101,470	21,924,773
Cheng Loong Corp.[b]	9,551,000	5,528,657
Cheng Shin Rubber Industry Co. Ltd.[b]	13,613,650	23,407,896
Cheng Uei Precision Industry Co. Ltd.[b]	2,898,000	4,188,851
Chicony Electronics Co. Ltd.	3,698,326	9,107,898
Chin-Poon Industrial Co. Ltd.[b]	2,341,000	4,410,097
China Airlines Ltd.[a]	19,070,000	7,511,603
China Bills Finance Corp.[b]	12,980,000	6,802,213
China Development Financial Holding Corp.	105,049,000	37,780,292
China Life Insurance Co. Ltd./Taiwan	24,616,622	24,789,049
China Man-Made Fiber Corp.[a]	15,516,550	5,144,635
China Metal Products[b]	3,102,146	3,086,686
China Motor Corp.[b]	4,398,000	4,052,207
China Petrochemical Development Corp.[a,b]	17,876,900	8,235,663
China Steel Chemical Corp.[b]	1,429,000	7,268,466
China Steel Corp.[b]	91,318,529	75,380,677
China Synthetic Rubber Corp.[b]	5,647,005	9,671,020
Chipbond Technology Corp.[b]	5,202,000	12,205,203

CONSOLIDATED SCHEDULES OF INVESTMENTS	31

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2018

Security	Shares	Value
Chlitina Holding Ltd.	525,000	$2,679,351
Chong Hong Construction Co. Ltd.[b]	1,859,122	5,285,305
Chroma ATE Inc.	2,957,000	16,205,237
Chunghwa Precision Test Tech Co. Ltd.[b]	115,000	4,175,301
Chunghwa Telecom Co. Ltd.	28,666,000	107,514,069
Cleanaway Co. Ltd.[b]	670,000	4,050,453
Clevo Co.	3,271,175	3,288,486
CMC Magnetics Corp.[a,b]	31,683,566	4,840,085
Compal Electronics Inc.	28,745,000	19,789,848
Compeq Manufacturing Co. Ltd.[b]	8,616,000	10,033,875
Concraft Holding Co. Ltd.[b]	283,000	2,534,791
Continental Holdings Corp.[b]	8,826,600	4,822,122
Coretronic Corp.	3,406,200	5,232,590
CSBC Corp. Taiwan[a,b]	7,834,000	3,689,524
CTBC Financial Holding Co. Ltd.	127,755,599	93,424,741
CTCI Corp.[b]	4,631,000	7,137,915
Cub Elecparts Inc.[b]	417,067	4,921,292
Darwin Precisions Corp.[b]	5,558,000	5,692,117
Delta Electronics Inc.	14,380,000	68,463,291
Depo Auto Parts Ind. Co. Ltd.[b]	1,001,000	3,003,463
E Ink Holdings Inc.	6,758,000	10,937,148
E.Sun Financial Holding Co. Ltd.	67,373,926	44,653,644
Eclat Textile Co. Ltd.[b]	1,191,683	12,735,014
Egis Technology Inc.[a,b]	513,000	2,864,106
Elan Microelectronics Corp.	3,335,000	5,174,616
Elite Advanced Laser Corp.[b]	1,066,560	4,493,394
Elite Material Co. Ltd.[b]	2,053,000	7,699,937
Elite Semiconductor Memory Technology Inc.[b]	3,765,000	5,429,142
Ennoconn Corp.[b]	377,000	6,417,736
Epistar Corp.[a,b]	7,442,000	13,458,841
Eternal Materials Co. Ltd.[b]	6,951,145	7,404,587
Eva Airways Corp.	14,210,963	7,301,277
Evergreen Marine Corp. Taiwan Ltd.[a]	15,621,808	8,266,922
Everlight Chemical Industrial Corp.[b]	7,475,781	4,570,660
Everlight Electronics Co. Ltd.[b]	2,995,000	4,729,136
Far Eastern Department Stores Ltd.[b]	6,811,167	3,709,392

Security	Shares	Value
Far Eastern International Bank[b]	18,869,201	$6,236,844
Far Eastern New Century Corp.	20,815,916	18,501,927
Far EasTone Telecommunications Co. Ltd.	11,679,000	29,602,028
Faraday Technology Corp.[b]	2,309,000	5,370,043
Farglory Land Development Co. Ltd.	2,189,782	2,433,883
Feng Hsin Steel Co. Ltd.	3,696,000	7,785,583
Feng TAY Enterprise Co. Ltd.[b]	2,373,506	11,300,280
Firich Enterprises Co. Ltd.[b]	2,215,798	3,176,214
First Financial Holding Co. Ltd.	68,748,052	47,094,965
FLEXium Interconnect Inc.[b]	2,306,616	8,848,658
Formosa Chemicals & Fibre Corp.	21,375,210	79,437,252
Formosa Petrochemical Corp.	10,003,000	40,086,691
Formosa Plastics Corp.	30,164,800	106,936,233
Formosa Taffeta Co. Ltd.	4,181,000	4,568,303
Foxconn Technology Co. Ltd.[b]	6,449,424	17,539,835
Foxsemicon Integrated Technology Inc.[b]	392,000	3,195,561
Fubon Financial Holding Co. Ltd.	49,082,000	87,756,004
General Interface Solution Holding Ltd.[b]	1,176,000	7,190,012
Genius Electronic Optical Co. Ltd.[a,b]	434,000	3,627,134
Getac Technology Corp.	3,899,000	5,742,563
Giant Manufacturing Co. Ltd.[b]	2,196,000	11,508,212
Gigabyte Technology Co. Ltd.[b]	3,647,000	8,781,631
Gigasolar Materials Corp.[b]	309,800	2,122,245
Ginko International Co. Ltd.[b]	285,000	2,103,663
Gintech Energy Corp.[a,b]	5,123,762	2,930,822
Global Unichip Corp.[b]	592,000	6,285,900
Globalwafers Co. Ltd.[b]	1,668,000	24,338,271
Gloria Material Technology Corp.[b]	7,254,048	5,018,985
Goldsun Building Materials Co. Ltd.[a,b]	14,122,000	4,575,846
Gourmet Master Co. Ltd.[b]	519,855	7,282,653
Grand Pacific Petrochemical	8,351,000	8,352,287
Grape King Bio Ltd.[b]	908,000	6,717,748
Great Wall Enterprise Co. Ltd.[b]	5,114,500	5,947,399
Greatek Electronics Inc.[b]	3,231,000	6,285,928
HannStar Display Corp.[b]	20,180,640	6,946,805
Highwealth Construction Corp.[b]	6,142,230	9,288,399

32	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2018

Security	Shares	Value
Hiwin Technologies Corp.	1,649,621	$21,188,467
Ho Tung Chemical Corp.[a]	19,553,920	6,054,612
Holy Stone Enterprise Co. Ltd.[b]	2,894,330	9,249,405
Hon Hai Precision Industry Co. Ltd.	117,922,410	355,841,288
Hota Industrial Manufacturing Co. Ltd.[b]	1,832,219	8,127,018
Hotai Motor Co. Ltd.[b]	1,908,000	21,272,251
HTC Corp.[a,b]	5,010,000	10,467,709
Hu Lane Associate Inc.	613,000	3,012,981
Hua Nan Financial Holdings Co. Ltd.	53,434,182	31,479,780
Huaku Development Co. Ltd.	2,616,000	6,442,445
Hung Sheng Construction Ltd.	7,293,000	7,294,124
IEI Integration Corp.[b]	3,149,582	4,379,888
Innolux Corp.[b]	63,588,241	28,314,197
International Games System Co. Ltd.[b]	389,000	2,051,892
Inventec Corp.	18,725,000	14,975,895
ITEQ Corp.	2,959,000	7,753,370
Kenda Rubber Industrial Co. Ltd.[b]	3,480,889	4,327,937
Kerry TJ Logistics Co. Ltd.[b]	2,990,000	3,937,782
Kindom Construction Corp.[b]	4,802,000	3,470,473
King Slide Works Co. Ltd.[b]	424,000	6,186,707
King Yuan Electronics Co. Ltd.	8,352,000	9,011,252
King’s Town Bank Co. Ltd.	7,843,000	10,597,741
Kinpo Electronics[b]	14,766,000	5,234,646
Kinsus Interconnect Technology Corp.[b]	1,964,000	3,424,076
LandMark Optoelectronics Corp.[b]	408,900	5,231,085
Largan Precision Co. Ltd.[b]	731,000	92,515,799
LCY Chemical Corp.[b]	4,210,000	6,431,334
Lealea Enterprise Co. Ltd.[a,b]	14,042,173	5,579,257
Lien Hwa Industrial Corp.[b]	6,326,405	8,212,593
Lite-On Technology Corp.	15,717,238	22,610,471
Long Chen Paper Co. Ltd.[b]	4,627,000	5,792,566
Lotes Co. Ltd.	216,000	1,479,680
Macronix International[a,b]	13,587,000	20,220,758
Makalot Industrial Co. Ltd.[b]	1,556,208	7,355,815
Masterlink Securities Corp.	18,238,344	5,722,225
MediaTek Inc.	11,222,572	115,702,563
Mega Financial Holding Co. Ltd.	79,332,958	67,796,657

Security	Shares	Value
Merida Industry Co. Ltd.[b]	1,616,850	$7,116,344
Merry Electronics Co. Ltd.[b]	1,239,070	8,148,565
Micro-Star International Co. Ltd.	5,120,000	14,994,092
Microbio Co. Ltd.[a]	6,389,141	4,519,044
Mitac Holdings Corp.[b]	5,202,560	5,782,503
Motech Industries Inc.[a,b]	4,642,948	3,466,845
Nan Kang Rubber Tire Co. Ltd.[b]	4,680,000	4,304,019
Nan Ya Plastics Corp.	34,371,440	94,889,215
Nan Ya Printed Circuit Board Corp.[b]	2,089,000	1,981,994
Nanya Technology Corp.[b]	7,791,000	21,561,980
Neo Solar Power Corp.[a,b]	8,563,806	4,018,569
Nien Made Enterprise Co. Ltd.[b]	999,000	9,854,669
Novatek Microelectronics Corp.	4,007,000	17,361,768
OBI Pharma Inc.[a]	879,000	5,148,362
Oriental Union Chemical Corp.	5,237,000	5,793,876
Pan-International Industrial Corp.[b]	2,873,366	2,184,882
Parade Technologies Ltd.[b]	471,000	8,953,606
PChome Online Inc.[b]	734,070	4,073,208
Pegatron Corp.	14,286,000	36,699,149
PharmaEngine Inc.[b]	609,793	2,715,250
PharmaEssentia Corp.[a]	1,025,000	6,056,156
Pharmally International Holding Co. Ltd.	212,704	2,775,778
Phison Electronics Corp.	1,026,000	10,050,727
Pixart Imaging Inc.[b]	1,477,000	6,551,404
Pou Chen Corp.	14,998,000	18,878,817
Powertech Technology Inc.	4,904,000	15,218,181
Poya International Co. Ltd.[b]	399,447	5,164,880
President Chain Store Corp.	4,302,000	43,395,010
President Securities Corp.[a,b]	11,285,135	5,701,418
Primax Electronics Ltd.	3,500,000	8,991,112
Prince Housing & Development Corp.[b]	10,561,995	4,305,038
Qisda Corp.[b]	14,708,000	10,251,847
Quanta Computer Inc.[b]	19,850,000	40,521,998
Radiant Opto-Electronics Corp.[b]	3,442,000	9,726,328
Radium Life Tech Co. Ltd.[a]	12,271,196	5,190,843
Realtek Semiconductor Corp.	3,422,110	13,596,779
Ritek Corp.[a]	16,683,503	3,000,065
Ruentex Development Co. Ltd.[a,b]	7,072,986	7,788,752
Ruentex Industries Ltd.[b]	4,338,906	7,623,979
Sanyang Motor Co. Ltd.[b]	5,216,000	3,778,610

CONSOLIDATED SCHEDULES OF INVESTMENTS	33

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2018

Security	Shares	Value
ScinoPharm Taiwan Ltd.[b]	2,069,027	$2,278,407
Sercomm Corp.	2,049,000	5,958,456
Shin Kong Financial Holding Co. Ltd.[b]	61,577,443	25,415,156
Shin Zu Shing Co. Ltd.[b]	1,112,000	3,450,778
Shining Building Business Co. Ltd.[a,b]	8,155,281	2,988,868
Shinkong Synthetic Fibers Corp.[b]	13,957,000	4,508,041
Sigurd Microelectronics Corp.[b]	5,960,000	7,461,355
Silergy Corp.[b]	431,000	9,595,657
Siliconware Precision Industries Co. Ltd.	14,422,819	25,145,022
Simplo Technology Co. Ltd.	989,400	6,269,425
Sinbon Electronics Co. Ltd.[b]	2,048,809	5,628,076
Sino-American Silicon Products Inc.	4,299,000	13,222,935
SinoPac Financial Holdings Co. Ltd.	71,832,746	24,850,088
Sinyi Realty Inc.[b]	3,040,087	4,118,287
Sitronix Technology Corp.[b]	1,247,000	3,583,542
Soft-World International Corp.[b]	1,422,000	3,248,699
St. Shine Optical Co. Ltd.	311,000	9,629,703
Standard Foods Corp.	4,199,096	9,866,520
Sunny Friend Environmental Technology Co. Ltd.[b]	663,000	5,302,547
Synnex Technology International Corp.	8,932,250	11,840,115
TA Chen Stainless Pipe[b]	8,500,099	7,336,833
Taichung Commercial Bank Co. Ltd.[b]	20,681,200	7,189,950
Taigen Biopharmaceuticals Holdings Ltd.[a]	2,588,000	2,207,231
TaiMed Biologics Inc.[a,b]	1,515,000	10,482,095
Tainan Spinning Co. Ltd.[b]	9,261,894	4,250,976
Taishin Financial Holding Co. Ltd.	68,407,448	33,271,763
Taiwan Acceptance Corp.	1,754,000	6,788,786
Taiwan Business Bank	29,748,718	8,803,717
Taiwan Cement Corp.	26,710,000	33,850,080
Taiwan Cogeneration Corp.[b]	4,680,000	4,127,691
Taiwan Cooperative Financial Holding Co. Ltd.	57,836,966	33,677,396
Taiwan Fertilizer Co. Ltd.	3,659,000	4,881,507
Taiwan Glass Industry Corp.[a,b]	9,966,053	6,127,336

Security	Shares	Value
Taiwan High Speed Rail Corp.	11,902,000	$9,233,625
Taiwan Hon Chuan Enterprise Co. Ltd.	2,977,674	5,609,497
Taiwan Land Development Corp.[a,b]	13,936,973	4,721,161
Taiwan Mobile Co. Ltd.	11,434,000	42,100,837
Taiwan Paiho Ltd.[b]	1,813,000	6,054,615
Taiwan PCB Techvest Co. Ltd.[b]	4,794,042	4,942,565
Taiwan Secom Co. Ltd.[b]	2,232,185	6,949,894
Taiwan Semiconductor Co. Ltd.[b]	2,948,000	7,169,187
Taiwan Semiconductor Manufacturing Co. Ltd.	186,144,000	1,568,441,164
Taiwan Shin Kong Security Co. Ltd.[b]	4,629,770	6,073,545
Taiwan Surface Mounting Technology Corp.[b]	5,137,261	5,199,639
Taiwan TEA Corp.[b]	8,234,000	4,202,244
Tatung Co. Ltd.[a,b]	15,702,000	13,606,912
TCI Co. Ltd.	590,000	6,668,836
Teco Electric and Machinery Co. Ltd.	13,952,000	12,663,869
Test Research Inc.	2,250,400	4,293,377
Test Rite International Co. Ltd.[b]	7,296,000	5,710,250
Ton Yi Industrial Corp.[b]	7,453,000	3,446,267
Tong Hsing Electronic Industries Ltd.	1,042,000	4,050,864
Tong Yang Industry Co. Ltd.[b]	2,968,400	5,337,843
Topco Scientific Co. Ltd.[b]	1,878,639	5,353,659
TPK Holding Co. Ltd.[a]	2,320,000	5,769,108
Transcend Information Inc.	1,475,000	4,284,222
Tripod Technology Corp.	3,549,000	11,876,395
TSRC Corp.[b]	5,022,900	5,686,042
TTY Biopharm Co. Ltd.	1,862,124	6,250,558
Tung Ho Steel Enterprise Corp.[b]	7,259,000	6,290,445
Tung Thih Electronic Co. Ltd.[b]	405,000	2,046,120
TWi Pharmaceuticals Inc.[a,b]	799,000	2,044,332
TXC Corp.	3,234,000	4,375,435
U-Ming Marine Transport Corp.	4,269,000	5,454,049
Uni-President Enterprises Corp.	35,826,369	84,671,249

34	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2018

Security	Shares	Value
Unimicron Technology Corp.[b]	10,662,000	$7,376,904
United Integrated Services Co. Ltd.[b]	2,817,000	5,605,922
United Microelectronics Corp.[b]	88,494,000	42,889,832
UPC Technology Corp.[b]	10,458,099	6,608,961
USI Corp.[b]	9,495,040	4,975,908
Vanguard International Semiconductor Corp.	6,408,000	13,388,639
Visual Photonics Epitaxy Co. Ltd.[b]	2,044,000	7,841,208
Voltronic Power Technology Corp.[b]	357,974	6,124,506
Wafer Works Corp.[a,b]	3,449,000	5,351,499
Wah Lee Industrial Corp.	2,034,000	3,943,224
Walsin Lihwa Corp.[b]	22,578,000	13,108,085
Walsin Technology Corp.[b]	2,627,597	7,776,006
Waterland Financial Holdings Co. Ltd.	23,344,938	7,996,074
Win Semiconductors Corp.[b]	2,578,427	23,712,820
Winbond Electronics Corp.[b]	23,368,480	15,928,234
Wistron Corp.[b]	19,834,825	16,644,798
Wistron NeWeb Corp.[b]	2,142,736	5,988,843
Wowprime Corp.[b]	587,260	2,584,745
WPG Holdings Ltd.[b]	9,859,000	12,663,339
WT Microelectronics Co. Ltd.[b]	3,433,734	5,533,633
XinTec Inc.[a,b]	1,254,000	2,456,844
XPEC Entertainment Inc.[a,d]	31,000	—
Yageo Corp.[b]	1,616,370	18,297,693
Yang Ming Marine Transport Corp.[a]	9,539,677	3,398,217
Yeong Guan Energy Technology Group Co. Ltd.[b]	532,937	1,423,818
YFY Inc.[a]	11,920,000	5,736,364
Yieh Phui Enterprise Co. Ltd.[b]	11,733,900	4,642,035
Yuanta Financial Holding Co. Ltd.	76,111,912	34,281,709
Yulon Motor Co. Ltd.	5,345,000	4,274,828
YungShin Global Holding Corp.[b]	3,132,650	4,345,612
Yungtay Engineering Co. Ltd.[b]	3,386,000	6,923,814
Zhen Ding Technology Holding Ltd.	2,915,950	6,382,121
Zinwell Corp.[b]	3,236,000	2,981,569

		5,898,744,451
THAILAND — 2.60%
Advanced Info Service PCL NVDR	8,013,400	50,546,454

Security	Shares	Value
Airports of Thailand PCL NVDR	32,237,400	$72,659,957
Amata Corp. PCL NVDR[b]	6,917,900	5,564,733
AP Thailand PCL NVDR[b]	19,012,790	5,087,844
Bangchak Corp. PCL NVDR[b]	4,185,000	5,399,570
Bangkok Airways PCL NVDR[b]	6,332,100	3,005,680
Bangkok Bank PCL Foreign	1,955,700	14,329,755
Bangkok Chain Hospital PCL NVDR	12,595,050	6,379,780
Bangkok Dusit Medical Services PCL NVDR	28,926,800	20,365,794
Bangkok Expressway & Metro PCL NVDR	61,869,485	14,388,252
Bangkok Land PCL NVDR[b]	98,074,700	5,498,932
Banpu PCL NVDR	16,605,300	12,431,493
Beauty Community PCL NVDR[b]	18,160,400	12,322,922
Berli Jucker PCL NVDR	9,678,700	18,346,055
BTS Group Holdings PCL NVDR	46,414,900	12,051,017
Bumrungrad Hospital PCL NVDR	2,710,200	17,785,957
Central Pattana PCL NVDR	10,793,700	28,970,029
Charoen Pokphand Foods PCL NVDR[b]	24,305,200	17,731,414
Chularat Hospital PCL NVDR[b]	57,340,100	3,726,467
CP ALL PCL NVDR	38,238,400	102,326,397
Delta Electronics Thailand PCL NVDR	3,947,600	8,551,666
Dynasty Ceramic PCL NVDR[b]	36,281,920	3,976,101
Eastern Polymer Group PCL NVDR[b]	9,651,500	2,244,535
Electricity Generating PCL NVDR	1,022,600	7,753,386
Energy Absolute PCL NVDR	10,008,600	21,442,445
Esso Thailand PCL NVDR[a,b]	12,349,400	7,002,846
Glow Energy PCL NVDR	3,623,100	9,782,024
Gunkul Engineering PCL NVDR[b]	26,507,835	3,276,534
Hana Microelectronics PCL NVDR	5,008,300	6,581,471
Home Product Center PCL NVDR	37,520,574	17,212,369
Indorama Ventures PCL NVDR	11,430,100	19,663,122
Inter Far East Energy Corp. NVDR[a,b,d]	7,049,000	2
IRPC PCL NVDR	79,560,400	20,656,810

CONSOLIDATED SCHEDULES OF INVESTMENTS	35

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2018

Security	Shares	Value
Italian-Thai Development PCL NVDR[b]	20,651,500	$2,223,704
Jasmine International PCL NVDR[b]	18,741,000	4,119,557
Kasikornbank PCL Foreign	9,118,300	67,392,342
Kasikornbank PCL NVDR	4,336,700	32,052,068
KCE Electronics PCL NVDR[b]	2,178,300	4,857,630
Khon Kaen Sugar Industry PCL NVDR[b]	16,401,686	2,006,450
Kiatnakin Bank PCL NVDR	3,375,400	8,387,423
Krung Thai Bank PCL NVDR	25,457,500	16,463,436
Krungthai Card PCL NVDR	1,233,000	10,409,207
LPN Development PCL NVDR[b]	8,210,500	2,694,111
Major Cineplex Group PCL NVDR[b]	4,320,100	3,647,106
Minor International PCL NVDR	16,317,860	21,053,626
Muangthai Leasing PCL NVDR[b]	6,667,700	9,186,939
PTG Energy PCL NVDR[b]	6,689,600	3,814,713
PTT Exploration & Production PCL NVDR	10,689,001	39,330,348
PTT Global Chemical PCL NVDR	16,266,500	51,431,989
PTT PCL NVDR	7,971,500	144,243,772
Quality Houses PCL NVDR[b]	46,153,417	4,381,560
Robinson PCL NVDR	4,441,000	9,514,407
Siam Cement PCL (The) Foreign	2,640,900	41,224,626
Siam Cement PCL (The) NVDR	284,400	4,439,503
Siam Commercial Bank PCL (The) NVDR	13,211,600	62,711,959
Siam Global House PCL NVDR[b]	15,222,295	7,953,031
Singha Estate PCL NVDR[a,b]	23,079,700	2,779,269
Sino-Thai Engineering & Construction PCL NVDR[b]	7,282,128	4,639,776
Sri Trang Agro-Industry PCL NVDR[b]	8,144,960	2,958,029
Srisawad Corp PCL NVDR[b]	4,895,430	9,591,238
Supalai PCL NVDR	6,880,800	5,063,602
Superblock PCL NVDR[a,b]	107,777,900	3,536,516
Thai Airways International PCL NVDR[a,b]	5,794,600	2,787,463

Security	Shares	Value
Thai Oil PCL NVDR	7,874,000	$25,836,954
Thai Union Group PCL NVDR	15,869,300	10,161,610
Thai Vegetable Oil PCL NVDR[b]	4,818,400	4,835,285
Thaicom PCL NVDR[b]	15,700	5,352
Thanachart Capital PCL NVDR	5,325,200	9,457,786
Thoresen Thai Agencies PCL NVDR[b]	12,014,723	3,425,670
TICON Industrial Connection PCL NVDR[b]	6,316,960	3,541,844
Tisco Financial Group PCL NVDR	3,158,450	8,904,837
TMB Bank PCL NVDR	120,011,000	11,469,672
True Corp. PCL NVDR[a]	87,543,611	17,570,078
TTW PCL NVDR[b]	14,331,000	6,072,071
Unique Engineering & Construction PCL NVDR[b]	6,708,000	2,906,301
VGI Global Media PCL NVDR	26,799,900	5,762,960
Vibhavadi Medical Center PCL NVDR	50,216,700	4,063,409
WHA Corp. PCL NVDR	67,156,900	8,814,477

		1,264,785,519
TURKEY — 1.08%
AG Anadolu Grubu Holding ASb	560,632	4,303,660
Akbank Turk AS	16,405,298	45,813,900
Aksa Akrilik Kimya Sanayii AS	976,860	3,952,145
Albaraka Turk Katilim Bankasi ASb	10,344,815	4,348,331
Anadolu Efes Biracilik Ve Malt Sanayii AS	1,642,847	11,083,375
Arcelik AS	1,856,472	9,242,245
Aselsan Elektronik Sanayi Ve Ticaret ASb	1,709,520	13,994,311
BIM Birlesik Magazalar AS	1,673,153	33,054,711
Cimsa Cimento Sanayi VE Ticaret ASb	825,910	2,911,824
Coca-Cola Icecek AS	707,581	6,863,059
Emlak Konut Gayrimenkul Yatirim Ortakligi ASa,b	19,440,524	13,483,162
Eregli Demir ve Celik Fabrikalari TAS	11,006,372	32,847,505
Ford Otomotiv Sanayi AS	587,641	9,679,647
Haci Omer Sabanci Holding AS	6,293,298	17,756,708

36	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2018

Security	Shares	Value
Is Gayrimenkul Yatirim Ortakligi ASb	7,999,336	$2,900,099
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class Da	9,322,833	8,425,316
KOC Holding AS	5,113,511	24,167,417
Koza Altin Isletmeleri ASa	340,232	2,929,975
Koza Anadolu Metal Madencilik Isletmeleri ASa,b	1,752,001	2,508,480
Otokar Otomotiv Ve Savunma Sanayi ASb	90,578	2,831,715
Petkim Petrokimya Holding AS	5,729,310	12,146,628
Soda Sanayii AS	3,714,516	4,947,549
TAV Havalimanlari Holding AS	1,428,155	8,704,487
Tekfen Holding AS	1,601,866	7,646,470
Tofas Turk Otomobil Fabrikasi AS	1,002,517	8,001,278
Trakya Cam Sanayii AS	5,544,296	7,064,282
Tupras Turkiye Petrol Rafinerileri AS	969,568	29,776,432
Turk Hava Yollari AOa	4,136,053	20,721,284
Turk Telekomunikasyon ASa	4,272,478	7,340,700
Turkcell Iletisim Hizmetleri AS	7,623,950	30,724,532
Turkiye Garanti Bankasi AS	16,827,477	51,855,746
Turkiye Halk Bankasi AS	5,047,425	12,769,563
Turkiye Is Bankasi AS Class C	12,538,548	25,034,603
Turkiye Sinai Kalkinma Bankasi AS	14,595,521	6,480,167
Turkiye Sise ve Cam Fabrikalari AS	6,086,247	7,642,885
Turkiye Vakiflar Bankasi TAO Class D	6,375,538	12,310,737
Ulker Biskuvi Sanayi AS	1,421,323	8,423,872
Yapi ve Kredi Bankasi ASa	6,761,140	8,454,866
Zorlu Enerji Elektrik Uretim ASa,b	8,695,240	4,957,026

		528,100,692
UNITED ARAB EMIRATES — 0.61%
Abu Dhabi Commercial Bank PJSC	16,345,901	32,487,531
Agthia Group PJSC	1,720,319	2,056,167
Air Arabia PJSC	20,545,169	7,327,672
Al Waha Capital PJSC	10,021,778	5,866,353
Aldar Properties PJSC	25,339,331	14,901,634
Amanat Holdings PJSC	6,967,217	2,788,442

Security	Shares	Value
Amlak Finance PJSC[a]	10,081,949	$2,497,876
DAMAC Properties Dubai Co. PJSC	11,151,322	9,108,201
Dana Gas PJSC[a]	34,930,002	7,132,551
Deyaar Development PJSC[a]	19,582,343	2,815,033
DP World Ltd.	1,313,060	32,104,317
Dubai Investments PJSC	6,512,517	3,918,557
Dubai Islamic Bank PJSC	10,572,043	17,442,813
DXB Entertainments PJSC[a]	30,706,389	4,639,880
Emaar Malls PJSC	13,909,600	8,028,520
Emaar Properties PJSC	26,303,431	44,185,782
Emirates Telecommunications Group Co. PJSC	13,419,102	62,840,102
Eshraq Properties Co. PJSC[a]	12,066,071	2,398,135
First Abu Dhabi Bank PJSC	11,463,169	36,047,211

		298,586,777

TOTAL COMMON STOCKS (Cost: $37,557,542,096)		46,830,574,029

PREFERRED STOCKS — 3.51%

BRAZIL — 2.57%
Alpargatas SA, Preference Shares	1,316,500	6,941,638
Banco ABC Brasil SA, Preference Shares	877,547	5,089,030
Banco Bradesco SA, Preference Shares	22,758,562	271,596,598
Banco do Estado do Rio Grande do Sul SA Class B, Preference Shares	1,461,900	8,167,291
Bradespar SA, Preference Shares	1,830,400	19,251,949
Braskem SA Class A, Preference Shares	1,311,400	18,746,107
Centrais Eletricas Brasileiras SA Class B, Preference Shares	1,681,900	14,444,020
Cia. Brasileira de Distribuicao, Preference Shares	1,186,400	25,011,631
Cia. de Saneamento do Parana, Preference Shares	2,062,275	6,557,384
Cia. Energetica de Minas Gerais, Preference Shares	5,597,120	14,144,626
Cia. Energetica de Sao Paulo Class B, Preference Shares	1,487,300	6,958,664

CONSOLIDATED SCHEDULES OF INVESTMENTS	37

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2018

Security	Shares	Value
Cia. Energetica do Ceara Class A, Preference Shares	93,400	$1,701,972
Cia. Paranaense de Energia Class B, Preference Shares	805,300	6,283,757
Gerdau SA, Preference Shares	7,587,500	38,816,237
Gol Linhas Aereas Inteligentes SA, Preference Shares	769,700	4,548,900
Itau Unibanco Holding SA, Preference Shares	24,282,113	376,554,937
Itausa-Investimentos Itau SA, Preference Shares	29,919,492	120,829,160
Lojas Americanas SA, Preference Shares	5,496,810	28,560,570
Marcopolo SA, Preference Shares	4,460,900	5,616,031
Metalurgica Gerdau SA, Preference Shares	5,181,200	12,567,251
Petroleo Brasileiro SA, Preference Shares	29,453,100	194,555,914
Telefonica Brasil SA, Preference Shares	3,278,200	51,109,144
Usinas Siderurgicas de Minas Gerais SA Class A, Preference Shares	3,350,500	12,705,859

		1,250,758,670
CHILE — 0.10%
Embotelladora Andina SA Class B, Preference Shares	2,174,647	10,757,128
Sociedad Quimica y Minera de Chile SA Series B, Preference Shares	721,229	36,558,101

		47,315,229
COLOMBIA — 0.13%
Avianca Holdings SA, Preference Shares	3,412,328	3,943,568
Bancolombia SA, Preference Shares	3,701,943	38,949,685
Grupo Aval Acciones y Valores SA, Preference Shares	30,985,687	13,394,848
Grupo de Inversiones Suramericana SA, Preference Shares	628,716	7,789,811

		64,077,912

Security	Shares	Value
RUSSIA — 0.07%
Surgutneftegas OJSC, Preference Shares	51,953,800	$27,223,893
Transneft PJSC, Preference Shares	2,068	6,795,684

		34,019,577
SOUTH KOREA — 0.64%
Amorepacific Corp., Preference Shares	72,738	10,209,785
Hyundai Motor Co., Preference Shares	161,786	13,416,181
Hyundai Motor Co. Series 2, Preference Shares	263,328	23,757,637
LG Chem Ltd., Preference Shares	57,151	11,320,426
LG Household & Health Care Ltd., Preference Shares	16,454	9,329,353
Samsung Electronics Co. Ltd., Preference Shares	133,618	246,161,151

		314,194,533

TOTAL PREFERRED STOCKS (Cost: $1,285,436,891)		1,710,365,921

RIGHTS — 0.01%

BRAZIL — 0.01%
Itausa-Investimentos Itau SA (Expires 03/29/18)[a]	700,624	1,164,561

		1,164,561
CHILE — 0.00%
Enel Chile SA (Expires 03/16/18)[a]	15,875,973	2,696

		2,696
SOUTH KOREA — 0.00%
Hyundai Heavy Industries Co. Ltd. (Expires 03/09/18)[a]	40,839	942,816

		942,816

TOTAL RIGHTS (Cost: $0)		2,110,073

38	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2018

Security	Shares	Value
SHORT-TERM INVESTMENTS — 5.79%

MONEY MARKET FUNDS — 5.79%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.58%[f,g,h]	2,748,098,082	$2,748,372,892
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[f,g]	72,760,236	72,760,236

		2,821,133,128

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,821,074,522)		2,821,133,128

Value
TOTAL INVESTMENTS IN SECURITIES — 105.40%
(Cost: $41,664,053,509)	$51,364,183,151
Other Assets, Less Liabilities — (5.40)%	(2,630,033,234)

NET ASSETS — 100.00%	$48,734,149,917

ADR  —   American Depositary Receipts

CPO  —   Certificates of Participation (Ordinary)

GDR  —   Global Depositary Receipts

NVDR  —   Non-Voting Depositary Receipts

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[d]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[e]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[f]	Affiliate of the Fund.
[g]	Annualized 7-day yield as of period end.
[h]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased		Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,544,586,672	203,511,410	[b]	—	2,748,098,082	$2,748,372,892	$23,269,381	[c]	$(192,538)	$(247,254)
BlackRock Cash Funds: Treasury, SL Agency Shares	111,111,661	—		(38,351,425)[b]	72,760,236	72,760,236	542,718		—	—

						$2,821,133,128	$23,812,099		$(192,538)	$(247,254)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

CONSOLIDATED SCHEDULES OF INVESTMENTS	39

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2018

Futures Contracts (Note 5)

Futures contracts outstanding as of February 28, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts
MSCI Emerging Markets E-Mini	2,682	Mar 2018	$158,640	$2,453,352

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$46,584,347,373	$245,206,137	$1,020,519	$46,830,574,029
Preferred stocks	1,710,365,921	—	—	1,710,365,921
Rights	1,167,257	942,816	—	2,110,073
Money market funds	2,821,133,128	—	—	2,821,133,128

Total	$51,117,013,679	$246,148,953	$1,020,519	$51,364,183,151

Derivative financial instruments[a]
Assets
Futures contracts	$2,453,352	$—	$—	$2,453,352

Total	$2,453,352	$—	$—	$2,453,352

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to consolidated financial statements.

40	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI BRIC ETF

February 28, 2018

Security	Shares	Value
COMMON STOCKS — 94.19%

BRAZIL — 9.54%
Ambev SA	580,065	$3,928,105
Atacadao Distribuicao Comercio e Industria Ltda[a]	43,500	198,838
B3 SA – Brasil Bolsa Balcao	261,069	2,058,819
Banco Bradesco SA	117,218	1,328,861
Banco do Brasil SA	101,589	1,307,094
Banco Santander Brasil SA Units	58,000	656,456
BB Seguridade Participacoes SA	87,000	779,284
BR Malls Participacoes SA	89,718	329,461
BRF SAa	58,000	534,162
CCR SA	145,000	566,833
Centrais Eletricas Brasileiras SAa	29,000	221,110
Cia. de Saneamento Basico do Estado de Sao Paulo	43,500	504,125
Cia. Energetica de Minas Gerais[a]	13,255	33,252
Cia. Siderurgica Nacional SAa	72,500	226,510
Cielo SA	145,021	1,079,818
Cosan SA Industria e Comercio	14,500	193,571
EDP – Energias do Brasil SA	29,000	118,723
Embraer SA	91,100	610,184
Engie Brasil Energia SA	14,500	174,736
Equatorial Energia SA	29,000	639,138
Fibria Celulose SA	29,041	551,276
Hypera SA	43,500	462,215
JBS SA	101,552	309,775
Klabin SA Units	72,500	399,461
Kroton Educacional SA	174,064	830,471
Localiza Rent a Car SA	46,179	368,721
Lojas Renner SA	87,060	925,067
M. Dias Branco SA	14,500	267,036
Multiplan Empreendimentos Imobiliarios SA	15,010	324,341
Natura Cosmeticos SA	14,500	153,224
Odontoprev SA	29,000	136,665
Petroleo Brasileiro SAa	362,500	2,583,109
Porto Seguro SA	14,500	204,372
Qualicorp SA	29,000	256,637
Raia Drogasil SA	29,050	695,143
Rumo SAa	130,500	572,011
Sul America SA Units	29,089	191,166
Suzano Papel e Celulose SA	58,000	388,303
TIM Participacoes SA	116,069	503,755

Security	Shares	Value
Transmissora Alianca de Energia Eletrica SA Units	19,500	$123,047
Ultrapar Participacoes SA	43,500	1,008,785
Vale SA	387,929	5,379,362
WEG SA	72,940	525,595

		32,648,617
CHINA — 60.92%
3SBio Inc.[a,b,c]	145,000	276,092
58.com Inc. ADR[a]	10,875	819,649
AAC Technologies Holdings Inc.	86,500	1,723,301
Agile Group Holdings Ltd.	290,000	500,300
Agricultural Bank of China Ltd. Class H	3,190,000	1,773,287
Air China Ltd. Class H	290,000	442,488
Alibaba Group Holding Ltd. ADR[a,c]	141,520	26,342,533
Alibaba Health Information Technology Ltd.[a,c]	368,000	181,054
Alibaba Pictures Group Ltd.[a]	1,450,000	198,267
Aluminum Corp. of China Ltd. Class Ha,c	580,000	352,063
Anhui Conch Cement Co. Ltd. Class H	145,000	777,318
ANTA Sports Products Ltd.	145,040	719,148
Autohome Inc. ADR	6,525	510,320
AviChina Industry & Technology Co. Ltd. Class Hc	290,000	161,578
Baidu Inc. ADR[a]	33,640	8,488,718
Bank of China Ltd. Class H	9,860,000	5,380,267
Bank of Communications Co. Ltd. Class H	1,160,200	931,090
Beijing Capital International Airport Co. Ltd. Class H	290,000	428,405
Beijing Enterprises Holdings Ltd.	72,500	403,483
Beijing Enterprises Water Group Ltd.[c]	580,000	378,005
Brilliance China Automotive Holdings Ltd.	290,000	781,951
BYD Co. Ltd. Class Hc	72,500	671,236
BYD Electronic International Co. Ltd.	72,500	179,738
CGN Power Co. Ltd. Class Hb	1,740,000	469,170
China Cinda Asset Management Co. Ltd. Class H	1,160,000	435,817
China CITIC Bank Corp. Ltd. Class H	1,160,000	846,434

CONSOLIDATED SCHEDULES OF INVESTMENTS	41

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRIC ETF

February 28, 2018

Security	Shares	Value
China Communications Construction Co. Ltd. Class H	590,000	$660,473
China Communications Services Corp. Ltd. Class H	290,800	173,173
China Conch Venture Holdings Ltd.	217,500	654,560
China Construction Bank Corp. Class H	10,295,370	10,722,562
China Everbright Bank Co. Ltd. Class H	444,000	228,658
China Everbright International Ltd.	290,000	449,158
China Evergrande Group[a]	435,000	1,289,663
China Galaxy Securities Co. Ltd. Class H	362,500	254,319
China Gas Holdings Ltd.[c]	203,000	632,973
China Huarong Asset Management Co. Ltd. Class Hb	1,160,000	526,242
China Huishan Dairy Holdings Co. Ltd.[a,d]	51,450	—
China Jinmao Holdings Group Ltd.[c]	580,000	355,028
China Life Insurance Co. Ltd. Class H	870,000	2,584,885
China Longyuan Power Group Corp. Ltd. Class H	435,000	289,062
China Medical System Holdings Ltd.	145,000	291,286
China Mengniu Dairy Co. Ltd.	290,000	957,982
China Merchants Bank Co. Ltd. Class H	435,456	1,839,140
China Merchants Port Holdings Co. Ltd.	290,000	678,926
China Minsheng Banking Corp. Ltd. Class H	652,500	682,076
China Mobile Ltd.	725,000	6,800,378
China Molybdenum Co. Ltd. Class H	435,000	355,769
China National Building Material Co. Ltd. Class H	290,000	287,951
China Oilfield Services Ltd. Class H	290,000	306,110
China Overseas Land & Investment Ltd.	580,800	2,041,072
China Pacific Insurance Group Co. Ltd. Class H	319,000	1,569,461
China Petroleum & Chemical Corp. Class H	3,190,600	2,568,691

Security	Shares	Value
China Railway Construction Corp. Ltd. Class H	229,500	$246,355
China Railway Group Ltd. Class H	435,000	316,301
China Resources Beer Holdings Co. Ltd.	290,000	1,119,190
China Resources Gas Group Ltd.	89,000	300,257
China Resources Land Ltd.	318,444	1,137,402
China Resources Pharmaceutical Group Ltd.[b]	217,500	293,510
China Resources Power Holdings Co. Ltd.	290,200	505,096
China Shenhua Energy Co. Ltd. Class H	435,000	1,236,854
China Southern Airlines Co. Ltd. Class H	290,000	389,122
China State Construction International Holdings Ltd.	290,000	395,052
China Taiping Insurance Holdings Co. Ltd.	203,040	783,588
China Telecom Corp. Ltd. Class H	2,030,000	894,982
China Unicom Hong Kong Ltd.[a]	623,900	808,448
China Vanke Co. Ltd. Class H	145,001	651,321
Chongqing Rural Commercial Bank Co. Ltd. Class H	290,000	235,697
CIFI Holdings Group Co. Ltd.	290,000	236,809
CITIC Ltd.	725,000	1,054,337
CITIC Securities Co. Ltd. Class H	290,000	656,690
CNOOC Ltd.	2,175,000	3,168,569
COSCO SHIPPING Ports Ltd.	290,000	282,021
Country Garden Holdings Co. Ltd.	580,046	1,043,672
CRRC Corp. Ltd. Class H	510,400	467,658
CSPC Pharmaceutical Group Ltd.	580,000	1,340,064
Ctrip.com International Ltd. ADR[a]	48,285	2,220,144
Dongfeng Motor Group Co. Ltd. Class H	290,000	367,257
ENN Energy Holdings Ltd.	74,000	570,227
Far East Horizon Ltd.	290,000	292,768
Fosun International Ltd.	290,000	639,643
Fullshare Holdings Ltd.[c]	810,000	455,446
Fuyao Glass Industry Group Co. Ltd. Class Hb	58,000	232,732
GCL-Poly Energy Holdings Ltd.[a]	1,740,000	275,721
Geely Automobile Holdings Ltd.	580,000	1,893,729
GF Securities Co. Ltd. Class H	174,000	335,312
GOME Retail Holdings Ltd.[c]	1,595,400	187,567
Great Wall Motor Co. Ltd. Class H	407,000	481,620

42	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRIC ETF

February 28, 2018

Security	Shares	Value
Guangdong Investment Ltd.	290,000	$443,970
Guangzhou Automobile Group Co. Ltd. Class H	290,454	645,841
Guangzhou R&F Properties Co. Ltd. Class H	116,000	273,053
Haier Electronics Group Co. Ltd.	165,000	566,144
Haitong Securities Co. Ltd. Class H	406,000	581,090
Hanergy Thin Film Power Group Ltd.[a,d]	7,709	—
Hengan International Group Co. Ltd.	72,500	708,759
Huaneng Power International Inc. Class H	580,000	360,216
Huaneng Renewables Corp. Ltd. Class H	580,000	194,191
Huatai Securities Co. Ltd. Class Hb	203,000	409,357
Industrial & Commercial Bank of China Ltd. Class H	9,135,050	7,891,447
JD.com Inc. ADR[a]	80,765	3,808,070
Jiangxi Copper Co. Ltd. Class H	145,000	229,397
Kingboard Chemical Holdings Ltd.	72,500	368,277
Kingsoft Corp. Ltd.	145,000	478,991
Kunlun Energy Co. Ltd.	290,000	272,756
Lee & Man Paper Manufacturing Ltd.	145,000	165,840
Lenovo Group Ltd.	870,000	454,717
Longfor Properties Co. Ltd.	145,000	418,770
Meitu Inc.[a,b]	145,000	186,779
Momo Inc. ADR[a]	13,340	440,887
NetEase Inc. ADR	9,860	2,892,431
New China Life Insurance Co. Ltd. Class H	101,500	607,680
New Oriental Education & Technology Group Inc. ADR	16,530	1,510,677
Nexteer Automotive Group Ltd.	145,000	323,157
Nine Dragons Paper (Holdings) Ltd.	145,000	261,639
People’s Insurance Co. Group of China Ltd. (The) Class H	870,000	470,282
PetroChina Co. Ltd. Class H	2,610,000	1,844,440
PICC Property & Casualty Co. Ltd. Class H	581,548	1,153,390
Ping An Insurance Group Co. of China Ltd. Class H	652,500	6,958,343
Semiconductor Manufacturing International Corp.[a,c]	390,700	526,239
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	184,000	125,797

Security	Shares	Value
Shanghai Electric Group Co. Ltd. Class Ha	294,000	$110,833
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	76,000	442,386
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	116,080	168,780
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	116,000	292,324
Shenzhou International Group Holdings Ltd.	55,000	544,708
Shimao Property Holdings Ltd.	145,000	361,699
Sihuan Pharmaceutical Holdings Group Ltd.	435,000	158,984
SINA Corp./China[a]	7,105	830,788
Sino Biopharmaceutical Ltd.	580,000	1,098,437
Sino-Ocean Group Holding Ltd.	362,500	258,488
Sinopec Shanghai Petrochemical Co. Ltd. Class H	291,000	174,779
Sinopharm Group Co. Ltd. Class H	174,000	768,239
SOHO China Ltd.	290,000	166,767
Sun Art Retail Group Ltd.	290,000	385,417
Sunac China Holdings Ltd.	290,000	1,063,601
Sunny Optical Technology Group Co. Ltd.	87,000	1,453,094
TAL Education Group Class A ADR	39,150	1,478,304
Tencent Holdings Ltd.	696,000	38,440,852
Tingyi Cayman Islands Holding Corp.	290,000	609,255
TravelSky Technology Ltd. Class H	145,000	463,241
Tsingtao Brewery Co. Ltd. Class H	40,000	219,800
Vipshop Holdings Ltd. ADR[a]	50,170	872,456
Want Want China Holdings Ltd.	580,000	489,924
Weibo Corp. ADR[a]	5,800	745,416
Weichai Power Co. Ltd. Class H	291,100	328,103
Yanzhou Coal Mining Co. Ltd. Class H	290,000	434,335
Yum China Holdings Inc.	47,850	2,072,862
YY Inc. ADR[a]	5,365	693,855
Zhuzhou CRRC Times Electric Co. Ltd. Class H	72,500	392,828
Zijin Mining Group Co. Ltd. Class H	611,000	281,088
ZTE Corp. Class Ha	87,048	307,020

		208,567,761
INDIA — 16.55%
ACC Ltd.	5,510	137,276
Adani Ports & Special Economic Zone Ltd.	87,146	546,249

CONSOLIDATED SCHEDULES OF INVESTMENTS	43

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRIC ETF

February 28, 2018

Security	Shares	Value
Ambuja Cements Ltd.	74,675	$289,260
Ashok Leyland Ltd.	141,252	306,804
Asian Paints Ltd.	36,685	629,425
Aurobindo Pharma Ltd.	33,207	312,923
Axis Bank Ltd.	217,355	1,764,130
Bajaj Auto Ltd.	10,295	477,343
Bajaj Finance Ltd.	20,300	511,113
Bajaj Finserv Ltd.	4,495	348,560
Bharat Forge Ltd.	24,038	291,443
Bharat Heavy Electricals Ltd.	110,595	152,618
Bharat Petroleum Corp. Ltd.	93,960	619,537
Bharti Airtel Ltd.	165,010	1,085,481
Bharti Infratel Ltd.	47,560	253,108
Bosch Ltd.	870	249,561
Britannia Industries Ltd.	2,320	177,856
Cadila Healthcare Ltd.	23,635	146,970
Cipla Ltd./India	40,745	368,790
Coal India Ltd.	86,710	411,480
Container Corp. of India Ltd.	5,532	110,744
Dabur India Ltd.	69,165	345,102
Dr. Reddy’s Laboratories Ltd.	14,358	493,082
Eicher Motors Ltd.	1,595	671,769
GAIL India Ltd.	60,610	425,643
Glenmark Pharmaceuticals Ltd.	16,240	135,748
Godrej Consumer Products Ltd.	30,740	505,104
Grasim Industries Ltd.	40,600	718,378
Havells India Ltd.	29,290	228,241
HCL Technologies Ltd.	69,310	1,000,398
Hero MotoCorp Ltd.	6,090	336,227
Hindalco Industries Ltd.	147,611	556,037
Hindustan Petroleum Corp. Ltd.	75,027	437,807
Hindustan Unilever Ltd.	81,055	1,639,545
Housing Development Finance Corp. Ltd.	185,890	5,160,992
ICICI Bank Ltd.	297,105	1,428,603
Idea Cellular Ltd.[a]	171,535	220,915
IDFC Bank Ltd.	190,820	150,849
Indiabulls Housing Finance Ltd.	38,715	745,284
Indian Oil Corp. Ltd.	71,195	414,518
Infosys Ltd.	215,704	3,882,564
ITC Ltd.	422,095	1,717,310
JSW Steel Ltd.	103,385	495,451
Larsen & Toubro Ltd.	58,435	1,182,357
LIC Housing Finance Ltd.	37,120	289,342
Lupin Ltd.	27,405	344,927

Security	Shares	Value
Mahindra & Mahindra Financial Services Ltd.	35,469	$235,557
Mahindra & Mahindra Ltd.	91,350	1,021,314
Marico Ltd.	60,900	288,065
Maruti Suzuki India Ltd.	13,050	1,773,009
Motherson Sumi Systems Ltd.	74,157	375,644
Nestle India Ltd.	2,900	345,512
NTPC Ltd.	201,405	504,701
Oil & Natural Gas Corp. Ltd.	155,440	449,287
Petronet LNG Ltd.	56,550	214,668
Piramal Enterprises Ltd.	9,135	362,133
Piramal Enterprises Ltd. New[a]	380	15,064
Power Finance Corp. Ltd.	82,940	133,807
Reliance Industries Ltd.	343,505	5,033,178
Rural Electrification Corp. Ltd.	83,810	185,641
Shree Cement Ltd.	1,015	258,999
Shriram Transport Finance Co. Ltd.	18,995	388,917
Siemens Ltd.	9,863	176,818
State Bank of India	212,135	872,685
Sun Pharmaceutical Industries Ltd.	120,350	988,996
Tata Consultancy Services Ltd.	56,840	2,648,076
Tata Motors Ltd.[a]	198,654	1,127,956
Tata Motors Ltd. Class Aa	51,620	163,942
Tata Power Co. Ltd. (The)	132,965	172,466
Tata Steel Ltd.	38,135	393,138
Tech Mahindra Ltd.	58,580	550,900
Titan Co. Ltd.	38,135	477,754
UltraTech Cement Ltd.	10,730	684,454
United Spirits Ltd.[a]	6,815	344,373
UPL Ltd.	44,515	497,961
Vakrangee Ltd.	51,414	128,404
Vedanta Ltd.	187,146	947,275
Wipro Ltd.	142,357	639,824
Yes Bank Ltd.	200,970	994,265
Zee Entertainment Enterprises Ltd.	64,815	562,475

		56,674,122
RUSSIA — 7.18%
Alrosa PJSC	333,500	511,231
Gazprom PJSC	1,000,504	2,544,201
Gazprom PJSC ADR	163,850	819,905
Inter RAO UES PJSC	3,625,000	239,531
LUKOIL PJSC	31,030	2,081,528
LUKOIL PJSC ADR	21,895	1,469,155
Magnit PJSC GDR[e]	43,645	903,452
Magnitogorsk Iron & Steel Works PJSC	304,500	257,890

44	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRIC ETF

February 28, 2018

Security	Shares	Value
MMC Norilsk Nickel PJSC	7,830	$1,552,022
Mobile TeleSystems PJSC ADR	64,960	776,922
Moscow Exchange MICEX-RTS PJSC	208,580	414,400
Novatek PJSC GDR[e]	11,165	1,524,022
Novolipetsk Steel PJSC	141,770	367,913
PhosAgro PJSC GDR[e]	14,355	221,067
Polyus PJSC	3,480	287,190
Rosneft Oil Co. PJSC	97,602	572,982
Rosneft Oil Co. PJSC GDR	36,105	211,214
RusHydro PJSC	14,355,200	199,273
Sberbank of Russia PJSC	878,900	4,252,629
Sberbank of Russia PJSC ADR	100,630	2,057,883
Severstal PJSC	27,550	449,432
Surgutneftegas OJSC	696,010	355,006
Surgutneftegas OJSC ADR	18,560	92,800
Tatneft PJSC Class S	191,403	2,019,510
VTB Bank PJSC	434,186,001	406,904

		24,588,062

TOTAL COMMON STOCKS
(Cost: $253,657,660)		322,478,562

PREFERRED STOCKS — 5.61%

BRAZIL — 5.46%
Banco Bradesco SA, Preference Shares	377,093	4,500,160
Braskem SA Class A, Preference Shares	14,500	207,274
Centrais Eletricas Brasileiras SA Class B, Preference Shares	29,082	249,754
Cia. Brasileira de Distribuicao, Preference Shares	14,856	313,194
Cia. Energetica de Minas Gerais, Preference Shares	87,032	219,941
Gerdau SA, Preference Shares	116,000	593,434
Itau Unibanco Holding SA, Preference Shares	398,071	6,173,087
Itausa-Investimentos Itau SA, Preference Shares	478,531	1,932,536
Lojas Americanas SA, Preference Shares	87,104	452,579
Petroleo Brasileiro SA, Preference Shares	478,514	3,160,880
Telefonica Brasil SA, Preference Shares	58,064	905,253

		18,708,092

Security	Shares	Value
RUSSIA — 0.15%
Surgutneftegas OJSC, Preference Shares	971,500	$509,068

		509,068

TOTAL PREFERRED STOCKS
(Cost: $13,493,498)		19,217,160

RIGHTS — 0.01%

BRAZIL — 0.01%
Itausa-Investimentos Itau SA (Expires 03/29/18)[a]	11,246	18,693

		18,693

TOTAL RIGHTS
(Cost: $0)		18,693

SHORT-TERM INVESTMENTS — 8.80%

MONEY MARKET FUNDS — 8.80%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.58%[f,g,h]	30,149,367	30,152,382

		30,152,382

TOTAL SHORT-TERM INVESTMENTS
(Cost: $30,151,750)		30,152,382

TOTAL INVESTMENTS IN SECURITIES — 108.61%
(Cost: $297,302,908)		371,866,797
Other Assets, Less Liabilities — (8.61)%		(29,486,556)

NET ASSETS — 100.00%		$342,380,241

ADR  —  American Depositary Receipts

GDR  —  Global Depositary Receipts

[a]	Non-income producing security.
[b]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[c]	All or a portion of this security is on loan.
[d]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[e]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[f]	Affiliate of the Fund.
[g]	Annualized 7-day yield as of period end.
[h]	All or a portion of this security was purchased with cash collateral received from loaned securities.

CONSOLIDATED SCHEDULES OF INVESTMENTS	45

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRIC ETF

February 28, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased		Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	25,497,132	4,652,235	[b]	—	30,149,367	$30,152,382	$64,717	[c]	$(2,186)	$(1,505)
BlackRock Cash Funds: Treasury, SL Agency Shares	159,468	—		(159,468)[b]	—	—	2,750		—	—

						$30,152,382	$67,467		$(2,186)	$(1,505)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3		Total
Investments
Assets
Common stocks	$322,463,498	$15,064	$0	[a]	$322,478,562
Preferred stocks	19,217,160	—	—		19,217,160
Rights	18,693	—	—		18,693
Money market funds	30,152,382	—	—		30,152,382

Total	$371,851,733	$15,064	$0	[a]	$371,866,797

[a]	Rounds to less than $1.

See notes to consolidated financial statements.

46	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

February 28, 2018

Security	Shares	Value
COMMON STOCKS — 98.71%

CHINA — 41.70%
3SBio Inc.[a,b,c]	160,500	$305,605
58.com Inc. ADR[a]	14,017	1,056,461
AAC Technologies Holdings Inc.	113,000	2,251,249
Agile Group Holdings Ltd.	240,000	414,042
Agricultural Bank of China Ltd. Class H	4,025,000	2,237,454
Air China Ltd. Class H	280,000	427,230
Alibaba Group Holding Ltd. ADR[a]	177,303	33,003,180
Alibaba Health Information Technology Ltd.[a,c]	492,000	242,061
Alibaba Pictures Group Ltd.[a,c]	1,820,000	248,859
Aluminum Corp. of China Ltd. Class Ha,c	608,000	369,059
Anhui Conch Cement Co. Ltd. Class H	193,500	1,037,318
ANTA Sports Products Ltd.	167,000	828,032
Autohome Inc. ADR	8,100	633,501
AviChina Industry & Technology Co. Ltd. Class Hc	305,000	169,936
Baidu Inc. ADR[a]	42,258	10,663,384
Bank of China Ltd. Class H	12,228,000	6,672,404
Bank of Communications Co. Ltd. Class H	1,351,000	1,084,211
Beijing Capital International Airport Co. Ltd. Class H	250,000	369,315
Beijing Enterprises Holdings Ltd.	76,000	422,961
Beijing Enterprises Water Group Ltd.[c]	820,000	534,420
Brilliance China Automotive Holdings Ltd.	462,000	1,245,729
BYD Co. Ltd. Class Hc	100,500	930,472
BYD Electronic International Co. Ltd.[c]	105,500	261,549
CGN Power Co. Ltd. Class Hb	1,680,000	452,992
China Cinda Asset Management Co. Ltd. Class H	1,340,000	503,444
China CITIC Bank Corp. Ltd. Class H	1,397,000	1,019,369
China Communications Construction Co. Ltd. Class H	692,000	774,657
China Communications Services Corp. Ltd. Class H	360,000	214,382
China Conch Venture Holdings Ltd.	250,500	753,872

Security	Shares	Value
China Construction Bank Corp. Class H	12,952,000	$13,489,425
China Everbright Bank Co. Ltd. Class H	425,000	218,873
China Everbright International Ltd.	377,000	583,906
China Everbright Ltd.	116,000	255,264
China Evergrande Group[a,c]	507,000	1,503,124
China Galaxy Securities Co. Ltd. Class H	512,500	359,555
China Gas Holdings Ltd.[c]	268,200	836,272
China Huarong Asset Management Co. Ltd. Class Hb	1,569,000	711,787
China Huishan Dairy Holdings Co. Ltd.[a,d]	20,200	—
China Jinmao Holdings Group Ltd.	814,000	498,263
China Life Insurance Co. Ltd. Class H	1,148,000	3,410,860
China Longyuan Power Group Corp. Ltd. Class H	463,000	307,669
China Medical System Holdings Ltd.	202,000	405,791
China Mengniu Dairy Co. Ltd.	422,000	1,394,030
China Merchants Bank Co. Ltd. Class H	606,331	2,560,827
China Merchants Port Holdings Co. Ltd.	190,000	444,814
China Minsheng Banking Corp. Ltd. Class H	864,800	903,999
China Mobile Ltd.	946,000	8,873,321
China Molybdenum Co. Ltd. Class H	579,000	473,541
China National Building Material Co. Ltd. Class Hc	450,000	446,820
China Oilfield Services Ltd. Class H	264,000	278,665
China Overseas Land & Investment Ltd.	598,000	2,101,517
China Pacific Insurance Group Co. Ltd. Class H	407,800	2,006,351
China Petroleum & Chemical Corp. Class H	3,906,600	3,145,129
China Railway Construction Corp. Ltd. Class H	305,000	327,400
China Railway Group Ltd. Class H	601,000	437,004
China Resources Beer Holdings Co. Ltd.	248,000	957,101

CONSOLIDATED SCHEDULES OF INVESTMENTS	47

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

February 28, 2018

Security	Shares	Value
China Resources Gas Group Ltd.[c]	136,000	$458,819
China Resources Land Ltd.	429,777	1,535,055
China Resources Pharmaceutical Group Ltd.[b,c]	283,000	381,900
China Resources Power Holdings Co. Ltd.	290,000	504,747
China Shenhua Energy Co. Ltd. Class H	528,500	1,502,706
China Southern Airlines Co. Ltd. Class H	280,000	375,704
China State Construction International Holdings Ltd.	310,000	422,297
China Taiping Insurance Holdings Co. Ltd.	249,500	962,890
China Telecom Corp. Ltd. Class H	2,122,000	935,542
China Unicom Hong Kong Ltd.[a]	942,000	1,220,641
China Vanke Co. Ltd. Class H	183,900	826,049
Chongqing Rural Commercial Bank Co. Ltd. Class H	395,000	321,036
CIFI Holdings Group Co. Ltd.	512,000	418,090
CITIC Ltd.	913,000	1,327,737
CITIC Securities Co. Ltd. Class H	356,000	806,144
CNOOC Ltd.	2,747,000	4,001,866
COSCO SHIPPING Ports Ltd.	238,000	231,452
Country Garden Holdings Co. Ltd.	821,828	1,478,709
CRRC Corp. Ltd. Class H	653,750	599,004
CSPC Pharmaceutical Group Ltd.	728,000	1,682,011
Ctrip.com International Ltd. ADR[a]	60,674	2,789,791
Dongfeng Motor Group Co. Ltd. Class H	420,000	531,890
ENN Energy Holdings Ltd.	116,000	893,870
Far East Horizon Ltd.	323,000	326,083
Fosun International Ltd.	388,000	855,798
Fullshare Holdings Ltd.[c]	652,500	366,887
Fuyao Glass Industry Group Co. Ltd. Class Hb	79,200	317,800
GCL-Poly Energy Holdings Ltd.[a]	2,345,000	371,590
Geely Automobile Holdings Ltd.	757,000	2,471,643
GF Securities Co. Ltd. Class H	221,200	426,271
GOME Retail Holdings Ltd.[c]	1,413,000	166,123
Great Wall Motor Co. Ltd. Class H	494,000	584,571
Guangdong Investment Ltd.	454,000	695,043
Guangzhou Automobile Group Co. Ltd. Class H	320,000	711,538
Guangzhou R&F Properties Co. Ltd. Class H	153,200	360,618

Security	Shares	Value
Haier Electronics Group Co. Ltd.	192,000	$658,786
Haitian International Holdings Ltd.	92,000	281,574
Haitong Securities Co. Ltd. Class H	512,400	733,375
Hanergy Thin Film Power Group Ltd.[a,d]	2,513	—
Hengan International Group Co. Ltd.	111,000	1,085,134
Huaneng Power International Inc. Class H	632,000	392,511
Huaneng Renewables Corp. Ltd. Class H	706,000	236,377
Huatai Securities Co. Ltd. Class Hb	243,800	491,632
Industrial & Commercial Bank of China Ltd. Class H	11,372,000	9,823,869
JD.com Inc. ADR[a]	100,863	4,755,690
Jiangsu Expressway Co. Ltd. Class H	190,000	295,733
Jiangxi Copper Co. Ltd. Class H	196,000	310,081
Kingboard Chemical Holdings Ltd.	96,500	490,189
Kingsoft Corp. Ltd.	116,000	383,193
Kunlun Energy Co. Ltd.	482,000	453,340
Lee & Man Paper Manufacturing Ltd.	239,000	273,351
Lenovo Group Ltd.	1,094,000	571,794
Longfor Properties Co. Ltd.	228,500	659,924
Meitu Inc.[a,b,c]	193,000	248,609
Momo Inc. ADR[a]	16,564	547,440
NetEase Inc. ADR	12,249	3,593,244
New China Life Insurance Co. Ltd. Class H	126,400	756,756
New Oriental Education & Technology Group Inc. ADR	20,708	1,892,504
Nexteer Automotive Group Ltd.	131,000	291,956
Nine Dragons Paper Holdings Ltd.	245,000	442,079
People’s Insurance Co. Group of China Ltd. (The) Class H	1,062,000	574,069
PetroChina Co. Ltd. Class H	3,270,000	2,310,851
PICC Property & Casualty Co. Ltd. Class H	717,160	1,422,351
Ping An Insurance Group Co. of China Ltd. Class H	803,000	8,563,295
Semiconductor Manufacturing International Corp.[a,c]	475,300	640,188
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	268,000	183,226

48	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

February 28, 2018

Security	Shares	Value
Shanghai Electric Group Co. Ltd. Class Ha	440,000	$165,872
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	70,500	410,371
Shanghai Industrial Holdings Ltd.	64,000	179,520
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	150,380	218,653
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	119,600	301,396
Shenzhou International Group Holdings Ltd.	117,000	1,158,742
Shimao Property Holdings Ltd.	181,500	452,747
Sihuan Pharmaceutical Holdings Group Ltd.	613,000	224,040
SINA Corp./China[a]	8,768	1,025,242
Sino Biopharmaceutical Ltd.	684,000	1,295,398
Sino-Ocean Group Holding Ltd.	457,000	325,874
Sinopec Shanghai Petrochemical Co. Ltd. Class H	511,000	306,915
Sinopharm Group Co. Ltd. Class H	182,000	803,560
SOHO China Ltd.	320,000	184,019
Sun Art Retail Group Ltd.	379,000	503,700
Sunac China Holdings Ltd.[c]	371,000	1,360,676
Sunny Optical Technology Group Co. Ltd.	111,200	1,857,289
TAL Education Group Class A ADR	49,002	1,850,316
Tencent Holdings Ltd.	877,100	48,443,206
Tingyi Cayman Islands Holding Corp.	300,000	630,263
TravelSky Technology Ltd. Class H	144,000	460,046
Tsingtao Brewery Co. Ltd. Class H	54,000	296,730
Vipshop Holdings Ltd. ADR[a]	62,680	1,090,005
Want Want China Holdings Ltd.[c]	788,000	665,620
Weibo Corp. ADR[a]	7,188	923,802
Weichai Power Co. Ltd. Class H	286,200	322,580
Yanzhou Coal Mining Co. Ltd. Class H	282,000	422,353
Yum China Holdings Inc.	59,391	2,572,818
YY Inc. ADR[a]	6,637	858,363
Zhejiang Expressway Co. Ltd. Class H	206,000	225,078
Zhuzhou CRRC Times Electric Co. Ltd. Class H	85,400	462,725
Zijin Mining Group Co. Ltd. Class H	884,000	406,681
ZTE Corp. Class Ha	111,960	394,885

		262,082,977
INDIA — 11.32%
ACC Ltd.	6,744	168,020

Security	Shares	Value
Adani Ports & Special Economic Zone Ltd.	112,676	$706,276
Ambuja Cements Ltd.	89,757	347,682
Ashok Leyland Ltd.	172,869	375,478
Asian Paints Ltd.	44,334	760,663
Aurobindo Pharma Ltd.	38,941	366,957
Axis Bank Ltd.	276,599	2,244,975
Bajaj Auto Ltd.	13,398	621,218
Bajaj Finance Ltd.	26,031	655,408
Bajaj Finserv Ltd.	5,853	453,865
Bharat Forge Ltd.	30,523	370,069
Bharat Heavy Electricals Ltd.	130,466	180,039
Bharat Petroleum Corp. Ltd.	117,111	772,186
Bharti Airtel Ltd.	212,829	1,400,048
Bharti Infratel Ltd.	51,271	272,858
Bosch Ltd.	1,119	320,987
Britannia Industries Ltd.	4,597	352,416
Cadila Healthcare Ltd.	30,573	190,113
Cipla Ltd./India	53,475	484,011
Coal India Ltd.	107,061	508,055
Container Corp. of India Ltd.	6,567	131,463
Dabur India Ltd.	85,009	424,156
Dr. Reddy’s Laboratories Ltd.	17,837	612,558
Eicher Motors Ltd.	2,072	872,667
GAIL India Ltd.	78,031	547,985
Glenmark Pharmaceuticals Ltd.	20,525	171,566
Godrej Consumer Products Ltd.	37,415	614,784
Grasim Industries Ltd.	50,541	894,274
Havells India Ltd.	38,685	301,452
HCL Technologies Ltd.	86,956	1,255,095
Hero MotoCorp Ltd.	7,853	433,561
Hindalco Industries Ltd.	174,904	658,847
Hindustan Petroleum Corp. Ltd.	91,635	534,721
Hindustan Unilever Ltd.	100,507	2,033,012
Housing Development Finance Corp. Ltd.	234,048	6,498,035
ICICI Bank Ltd.	365,777	1,758,806
Idea Cellular Ltd.[a]	218,552	281,467
IDFC Bank Ltd.	169,543	134,029
Indiabulls Housing Finance Ltd.	49,023	943,719
Indian Oil Corp. Ltd.	88,568	515,668
Infosys Ltd.	268,656	4,835,674
ITC Ltd.	524,842	2,135,340
JSW Steel Ltd.	132,582	635,372
Larsen & Toubro Ltd.	74,651	1,510,466

CONSOLIDATED SCHEDULES OF INVESTMENTS	49

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

February 28, 2018

Security	Shares	Value
LIC Housing Finance Ltd.	42,147	$328,526
Lupin Ltd.	34,071	428,828
Mahindra & Mahindra Financial Services Ltd.	41,794	277,563
Mahindra & Mahindra Ltd.	114,189	1,276,659
Marico Ltd.	74,842	354,012
Maruti Suzuki India Ltd.	16,397	2,227,742
Motherson Sumi Systems Ltd.	95,884	485,703
Nestle India Ltd.	3,650	434,868
NTPC Ltd.	255,736	640,849
Oil & Natural Gas Corp. Ltd.	203,333	587,718
Petronet LNG Ltd.	83,617	317,416
Piramal Enterprises Ltd.	11,707	464,093
Piramal Enterprises Ltd. New[a]	569	22,556
Power Finance Corp. Ltd.	91,930	148,310
Reliance Industries Ltd.	436,464	6,395,252
Rural Electrification Corp. Ltd.	99,533	220,467
Shree Cement Ltd.	1,349	344,226
Shriram Transport Finance Co. Ltd.	22,233	455,214
Siemens Ltd.	11,032	197,775
State Bank of India	265,981	1,094,198
Sun Pharmaceutical Industries Ltd.	148,297	1,218,655
Tata Consultancy Services Ltd.	70,796	3,298,262
Tata Motors Ltd.[a]	246,509	1,399,677
Tata Motors Ltd. Class Aa	55,687	176,858
Tata Power Co. Ltd. (The)	163,707	212,341
Tata Steel Ltd.	52,423	540,435
Tech Mahindra Ltd.	73,003	686,537
Titan Co. Ltd.	48,319	605,339
UltraTech Cement Ltd.	13,711	874,608
United Spirits Ltd.[a]	8,817	445,538
UPL Ltd.	55,405	619,781
Vakrangee Ltd.	64,647	161,453
Vedanta Ltd.	227,961	1,153,867
Wipro Ltd.	176,656	793,981
Yes Bank Ltd.	258,867	1,280,700
Zee Entertainment Enterprises Ltd.	82,733	717,971

		71,174,019
INDONESIA — 2.99%
Adaro Energy Tbk PT	2,194,800	375,152
AKR Corporindo Tbk PT	238,600	105,863
Astra International Tbk PT	3,126,200	1,836,132
Bank Central Asia Tbk PT	1,519,400	2,561,159
Bank Danamon Indonesia Tbk PT	497,700	238,922
Bank Mandiri Persero Tbk PT	2,880,400	1,738,904

Security	Shares	Value
Bank Negara Indonesia Persero Tbk PT	1,153,000	$815,574
Bank Rakyat Indonesia Persero Tbk PT	8,579,800	2,358,922
Bank Tabungan Negara Persero Tbk PT	613,600	166,917
Bumi Serpong Damai Tbk PT	1,240,800	174,633
Charoen Pokphand Indonesia Tbk PT	1,155,500	289,117
Gudang Garam Tbk PT	74,000	429,247
Hanjaya Mandala Sampoerna Tbk PT	1,486,600	521,178
Indocement Tunggal Prakarsa Tbk PT	283,600	453,294
Indofood CBP Sukses Makmur Tbk PT	337,500	220,320
Indofood Sukses Makmur Tbk PT	685,000	377,414
Jasa Marga Persero Tbk PT	299,498	116,545
Kalbe Farma Tbk PT	3,316,400	385,950
Matahari Department Store Tbk PT	382,500	296,296
Pakuwon Jati Tbk PT	3,336,700	163,820
Perusahaan Gas Negara Persero Tbk PT	1,640,800	318,648
Semen Indonesia Persero Tbk PT	467,800	378,534
Surya Citra Media Tbk PT	893,700	185,260
Telekomunikasi Indonesia Persero Tbk PT	7,790,600	2,266,604
Tower Bersama Infrastructure Tbk PT	309,000	126,423
Unilever Indonesia Tbk PT	236,900	928,749
United Tractors Tbk PT	261,700	677,639
Waskita Karya Persero Tbk PT	752,100	159,189
XL Axiata Tbk PTa	515,600	110,632

		18,777,037
MALAYSIA — 3.34%
AirAsia Bhd	220,400	246,452
Alliance Bank Malaysia Bhd	151,700	159,562
AMMB Holdings Bhd	248,100	262,225
Astro Malaysia Holdings Bhd	235,500	145,497
Axiata Group Bhd[c]	424,900	585,770
British American Tobacco Malaysia Bhd[c]	22,500	163,135
CIMB Group Holdings Bhd	695,500	1,276,652
Dialog Group Bhd	466,778	315,793
DiGi.Com Bhd[c]	510,900	631,288
Felda Global Ventures Holdings Bhd	198,300	98,213

50	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

February 28, 2018

Security	Shares	Value
Gamuda Bhd[c]	265,800	$336,576
Genting Bhd	354,800	801,629
Genting Malaysia Bhd[c]	451,300	607,187
Genting Plantations Bhd	34,900	89,990
HAP Seng Consolidated Bhd[c]	100,600	245,272
Hartalega Holdings Bhd	101,900	303,853
Hong Leong Bank Bhd	103,800	530,527
Hong Leong Financial Group Bhd	34,300	167,253
IHH Healthcare Bhd[c]	335,800	506,658
IJM Corp. Bhd	448,500	311,442
IOI Corp. Bhd	342,800	410,450
IOI Properties Group Bhd[c]	275,943	130,328
Kuala Lumpur Kepong Bhd	72,100	460,910
Malayan Banking Bhd	666,400	1,779,562
Malaysia Airports Holdings Bhd	124,600	276,748
Maxis Bhd[c]	318,500	480,555
MISC Bhd[c]	201,500	352,895
Nestle Malaysia Bhd	9,400	307,414
Petronas Chemicals Group Bhd	390,100	805,695
Petronas Dagangan Bhd	41,000	270,054
Petronas Gas Bhd	110,200	495,717
PPB Group Bhd[c]	53,600	242,206
Press Metal Aluminium Holdings Bhd	203,300	301,031
Public Bank Bhd	450,810	2,647,085
RHB Bank Bhd	124,962	171,635
RHB Bank Bhd New[a,d]	28,800	—
Sapura Energy Bhd[c]	622,800	106,529
Sime Darby Bhd	360,200	253,804
Sime Darby Plantation Bhd[a]	339,700	463,976
Sime Darby Property Bhd[a]	320,700	115,442
SP Setia Bhd Group	135,900	114,493
Telekom Malaysia Bhd[c]	176,300	265,553
Tenaga Nasional Bhd[c]	528,400	2,117,917
UMW Holdings Bhd[a,c]	71,000	117,820
Westports Holdings Bhd[c]	162,200	152,386
YTL Corp. Bhd[c]	703,008	256,651
YTL Power International Bhd	344,281	99,320

		20,981,150
PAKISTAN — 0.11%
Habib Bank Ltd.	77,300	145,691
Lucky Cement Ltd.	19,900	108,145
MCB Bank Ltd.	66,300	130,981
Oil & Gas Development Co. Ltd.	105,200	155,328
United Bank Ltd./Pakistan	70,600	120,489

		660,634

Security	Shares	Value
PHILIPPINES — 1.41%
Aboitiz Equity Ventures Inc.	288,250	$428,390
Aboitiz Power Corp.	225,000	166,331
Alliance Global Group Inc.[a]	588,400	167,888
Ayala Corp.	38,610	783,617
Ayala Land Inc.	1,152,100	909,203
Bank of the Philippine Islands	116,920	269,176
BDO Unibank Inc.	300,789	899,826
DMCI Holdings Inc.	591,500	158,097
Globe Telecom Inc.	5,145	170,117
GT Capital Holdings Inc.	12,885	334,001
International Container Terminal Services Inc.	76,680	161,958
JG Summit Holdings Inc.	426,646	589,833
Jollibee Foods Corp.	66,860	383,084
Manila Electric Co.	34,650	223,948
Megaworld Corp.	1,716,500	159,851
Metro Pacific Investments Corp.	2,188,100	236,540
Metropolitan Bank & Trust Co.	93,646	175,946
PLDT Inc.	13,385	390,653
Robinsons Land Corp.	354,190	131,937
Security Bank Corp.	34,370	162,479
SM Investments Corp.	37,279	672,854
SM Prime Holdings Inc.	1,352,250	916,560
Universal Robina Corp.	136,600	390,810

		8,883,099
SOUTH KOREA — 18.85%
Amorepacific Corp.	4,971	1,292,212
AMOREPACIFIC Group	4,397	511,610
BGF retail Co. Ltd.	1,288	206,955
BNK Financial Group Inc.	40,311	416,920
Celltrion Healthcare Co. Ltd.[a,c]	5,464	603,467
Celltrion Inc.[a]	12,564	4,095,569
Cheil Worldwide Inc.	10,377	178,236
CJ CheilJedang Corp.	1,270	396,399
CJ Corp.	2,199	338,105
CJ E&M Corp.	2,809	224,637
CJ Logistics Corp.[a]	1,329	162,612
Coway Co. Ltd.	8,233	658,397
Daelim Industrial Co. Ltd.[c]	4,279	293,196
Daewoo Engineering & Construction Co. Ltd.[a]	20,713	99,845
DB Insurance Co. Ltd.	7,614	488,663
DGB Financial Group Inc.	25,351	290,288
Dongsuh Cos. Inc.	5,696	146,490

CONSOLIDATED SCHEDULES OF INVESTMENTS	51

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

February 28, 2018

Security	Shares	Value
Doosan Bobcat Inc.	5,893	$185,024
Doosan Heavy Industries & Construction Co. Ltd.[a]	6,075	83,869
E-MART Inc.	3,234	907,873
GS Engineering & Construction Corp.[c]	7,449	200,860
GS Holdings Corp.	7,871	480,444
GS Retail Co. Ltd.	4,221	140,323
Hana Financial Group Inc.	45,440	2,062,403
Hankook Tire Co. Ltd.	11,553	629,446
Hanmi Pharm Co. Ltd.	965	412,591
Hanmi Science Co. Ltd.	1,893	146,839
Hanon Systems	29,398	339,343
Hanssem Co. Ltd.	1,582	218,403
Hanwha Chemical Corp.	16,318	500,284
Hanwha Corp.	6,728	274,302
Hanwha Life Insurance Co. Ltd.	38,928	241,211
Hanwha Techwin Co. Ltd.[a]	5,649	152,062
Hotel Shilla Co. Ltd.	4,703	355,255
Hyosung Corp.	3,149	363,492
Hyundai Department Store Co. Ltd.	2,182	184,167
Hyundai Development Co. Engineering & Construction	9,018	314,785
Hyundai Engineering & Construction Co. Ltd.[a,c]	12,243	435,271
Hyundai Glovis Co. Ltd.	3,011	396,221
Hyundai Heavy Industries Co. Ltd.[a]	4,714	570,259
Hyundai Marine & Fire Insurance Co. Ltd.	9,361	357,013
Hyundai Mobis Co. Ltd.	10,570	2,225,469
Hyundai Motor Co.	23,637	3,525,141
Hyundai Robotics Co. Ltd.[a]	1,503	614,163
Hyundai Steel Co.	12,226	605,147
Hyundai Wia Corp.	2,189	117,445
Industrial Bank of Korea	38,732	615,191
ING Life Insurance Korea Ltd.[b]	4,895	238,670
Kakao Corp.	7,095	838,637
Kangwon Land Inc.[a]	18,650	496,863
KB Financial Group Inc.	61,180	3,615,772
KCC Corp.	877	293,575
KEPCO Plant Service & Engineering Co. Ltd.[a]	3,611	134,550
Kia Motors Corp.	39,482	1,252,384
Korea Aerospace Industries Ltd. Class Aa	10,430	484,467
Korea Electric Power Corp.[a]	38,488	1,176,427

Security	Shares	Value
Korea Gas Corp.[a]	4,350	$184,380
Korea Investment Holdings Co. Ltd.[a]	6,091	441,540
Korea Zinc Co. Ltd.[a]	1,373	649,161
Korean Air Lines Co. Ltd.	7,654	230,772
KT Corp.	1,558	40,141
KT&G Corp.	17,819	1,642,198
Kumho Petrochemical Co. Ltd.	2,960	247,646
LG Chem Ltd.	7,140	2,525,275
LG Corp.	14,856	1,182,553
LG Display Co. Ltd.	36,087	994,734
LG Electronics Inc.[c]	16,321	1,505,650
LG Household & Health Care Ltd.	1,435	1,457,660
LG Innotek Co. Ltd.	2,103	256,345
Lotte Chemical Corp.	2,418	1,024,898
Lotte Corp.[a]	4,344	251,518
Lotte Shopping Co. Ltd.	1,719	327,799
Medy-Tox Inc.	669	373,142
Mirae Asset Daewoo Co. Ltd.	57,058	488,963
NAVER Corp.	4,327	3,208,589
NCSoft Corp.	2,715	940,184
Netmarble Games Corp.[b]	3,804	518,136
NH Investment & Securities Co. Ltd.[a]	21,593	285,142
OCI Co. Ltd.	2,510	381,286
Orion Corp./Republic of Korea	3,337	332,806
Ottogi Corp.	161	105,113
Pan Ocean Co. Ltd.[a]	32,571	178,360
POSCO	11,394	3,803,612
Posco Daewoo Corp.	5,604	104,535
S-1 Corp.	2,746	243,435
S-Oil Corp.	7,006	799,004
Samsung Biologics Co. Ltd.[a,b]	2,540	1,055,499
Samsung C&T Corp.	11,839	1,404,849
Samsung Card Co. Ltd.	4,524	151,649
Samsung Electro-Mechanics Co. Ltd.	8,629	737,875
Samsung Electronics Co. Ltd.	14,889	32,351,849
Samsung Fire & Marine Insurance Co. Ltd.	4,666	1,245,243
Samsung Heavy Industries Co. Ltd.[a,c]	39,355	310,726
Samsung Life Insurance Co. Ltd.	10,974	1,231,269
Samsung SDI Co. Ltd.	8,465	1,336,702
Samsung SDS Co. Ltd.	5,385	1,183,516
Samsung Securities Co. Ltd.	10,235	374,278
Shinhan Financial Group Co. Ltd.	65,933	2,885,977
Shinsegae Inc.	1,162	368,054
SillaJen Inc.[a]	8,184	773,886

52	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

February 28, 2018

Security	Shares	Value
SK Holdings Co. Ltd.	4,934	$1,296,263
SK Hynix Inc.	90,313	6,405,059
SK Innovation Co. Ltd.	10,023	1,902,047
SK Networks Co. Ltd.	18,349	101,327
SK Telecom Co. Ltd.	3,189	706,769
Woori Bank	69,239	1,061,379
Yuhan Corp.	1,316	252,773

		118,450,808
TAIWAN — 15.64%
Acer Inc.	444,062	374,165
Advanced Semiconductor Engineering Inc.	1,212,969	1,651,471
Advantech Co. Ltd.	61,282	456,537
Airtac International Group	18,000	329,845
Asia Cement Corp.	365,229	355,277
Asia Pacific Telecom Co. Ltd.[a]	128,000	41,519
Asustek Computer Inc.	111,000	1,053,142
AU Optronics Corp.	1,350,000	605,744
Catcher Technology Co. Ltd.	101,000	1,224,641
Cathay Financial Holding Co. Ltd.	1,254,944	2,342,637
Chailease Holding Co. Ltd.	182,496	613,831
Chang Hwa Commercial Bank Ltd.	717,294	412,753
Cheng Shin Rubber Industry Co. Ltd.	320,776	551,556
Chicony Electronics Co. Ltd.	80,173	197,443
China Airlines Ltd.[a]	412,000	162,285
China Development Financial Holding Corp.	1,906,200	685,554
China Life Insurance Co. Ltd./Taiwan	381,640	384,313
China Steel Corp.	1,939,867	1,601,301
Chunghwa Telecom Co. Ltd.	603,000	2,261,599
Compal Electronics Inc.	669,000	460,581
CTBC Financial Holding Co. Ltd.	2,668,265	1,951,241
Delta Electronics Inc.	310,000	1,475,912
E.Sun Financial Holding Co. Ltd.	1,384,766	917,786
Eclat Textile Co. Ltd.	27,604	294,992
Eva Airways Corp.	332,628	170,897
Evergreen Marine Corp. Taiwan Ltd.[a]	289,437	153,168
Far Eastern New Century Corp.	502,460	446,604
Far EasTone Telecommunications Co. Ltd.	254,000	643,798
Feng TAY Enterprise Co. Ltd.	55,064	262,160
First Financial Holding Co. Ltd.	1,410,817	966,462

Security	Shares	Value
Formosa Chemicals & Fibre Corp.	462,950	$1,720,473
Formosa Petrochemical Corp.	213,000	853,590
Formosa Plastics Corp.	641,400	2,273,806
Formosa Taffeta Co. Ltd.	138,000	150,784
Foxconn Technology Co. Ltd.	136,521	371,282
Fubon Financial Holding Co. Ltd.	1,012,396	1,810,110
General Interface Solution Holding Ltd.	25,000	152,849
Giant Manufacturing Co. Ltd.	45,000	235,824
Globalwafers Co. Ltd.	38,000	554,469
Highwealth Construction Corp.	123,840	187,273
Hiwin Technologies Corp.	31,540	405,114
Hon Hai Precision Industry Co. Ltd.	2,407,314	7,264,283
Hotai Motor Co. Ltd.	41,000	457,108
HTC Corp.[a]	94,000	196,400
Hua Nan Financial Holdings Co. Ltd.	1,098,011	646,873
Innolux Corp.	1,397,620	622,324
Inventec Corp.	392,980	314,298
Largan Precision Co. Ltd.	16,000	2,024,970
Lite-On Technology Corp.	322,032	463,268
Macronix International[a]	296,000	440,520
MediaTek Inc.	246,176	2,538,027
Mega Financial Holding Co. Ltd.	1,658,542	1,417,363
Micro-Star International Co. Ltd.	103,000	301,639
Nan Ya Plastics Corp.	726,090	2,004,516
Nanya Technology Corp.	189,000	523,067
Nien Made Enterprise Co. Ltd.	25,000	246,613
Novatek Microelectronics Corp.	132,000	571,937
Pegatron Corp.	302,000	775,804
Phison Electronics Corp.	34,000	333,065
Pou Chen Corp.	343,000	431,753
Powertech Technology Inc.	169,000	524,444
President Chain Store Corp.	91,000	917,933
Quanta Computer Inc.	415,000	847,185
Realtek Semiconductor Corp.	119,140	473,369
Ruentex Development Co. Ltd.[a]	134,065	147,632
Ruentex Industries Ltd.	80,855	142,072
Shin Kong Financial Holding Co. Ltd.	1,287,138	531,247
Siliconware Precision Industries Co. Ltd.	411,438	717,309
SinoPac Financial Holdings Co. Ltd.	1,587,529	549,196
Standard Foods Corp.	90,987	213,790
Synnex Technology International Corp.	219,050	290,361

CONSOLIDATED SCHEDULES OF INVESTMENTS	53

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

February 28, 2018

Security	Shares	Value
TaiMed Biologics Inc.[a]	22,000	$152,215
Taishin Financial Holding Co. Ltd.	1,465,305	712,690
Taiwan Business Bank	274,768	81,314
Taiwan Cement Corp.	551,000	698,293
Taiwan Cooperative Financial Holding Co. Ltd.	1,335,948	777,898
Taiwan High Speed Rail Corp.	291,000	225,759
Taiwan Mobile Co. Ltd.	258,000	949,975
Taiwan Semiconductor Manufacturing Co. Ltd.	3,519,000	29,650,939
Teco Electric and Machinery Co. Ltd.	274,000	248,703
Uni-President Enterprises Corp.	747,650	1,766,980
United Microelectronics Corp.	2,193,000	1,062,868
Vanguard International Semiconductor Corp.	182,000	380,264
Win Semiconductors Corp.	59,000	542,601
Winbond Electronics Corp.	533,000	363,299
Wistron Corp.	418,119	350,873
WPG Holdings Ltd.	257,000	330,102
Yageo Corp.	33,000	373,568
Yuanta Financial Holding Co. Ltd.	1,584,893	713,855
Zhen Ding Technology Holding Ltd.	110,455	241,752

		98,317,102
THAILAND — 3.35%
Advanced Info Service PCL NVDR	159,700	1,007,346
Airports of Thailand PCL NVDR	668,500	1,506,734
Bangkok Bank PCL Foreign	41,100	301,147
Bangkok Dusit Medical Services PCL NVDR	569,400	400,884
Bangkok Expressway & Metro PCL NVDR	1,153,800	268,325
Banpu PCL NVDR	334,600	250,497
Berli Jucker PCL NVDR[c]	185,600	351,806
BTS Group Holdings PCL NVDR	654,700	169,984
Bumrungrad Hospital PCL NVDR	58,700	385,225
Central Pattana PCL NVDR	217,800	584,570
Charoen Pokphand Foods PCL NVDR[c]	454,800	331,791
CP ALL PCL NVDR	756,900	2,025,473
Delta Electronics Thailand PCL NVDR	77,800	168,538
Electricity Generating PCL NVDR	21,000	159,223
Energy Absolute PCL NVDR[c]	168,900	361,852
Glow Energy PCL NVDR	77,600	209,512

Security	Shares	Value
Home Product Center PCL NVDR	631,045	$289,489
Indorama Ventures PCL NVDR	221,400	380,873
IRPC PCL NVDR	1,501,700	389,897
Kasikornbank PCL Foreign	182,800	1,351,054
Kasikornbank PCL NVDR	89,300	660,006
KCE Electronics PCL NVDR[c]	67,100	149,634
Krung Thai Bank PCL NVDR	564,850	365,290
Minor International PCL NVDR	334,680	431,811
PTT Exploration & Production PCL NVDR	217,810	801,435
PTT Global Chemical PCL NVDR	351,000	1,109,804
PTT PCL NVDR	163,200	2,953,093
Robinson PCL NVDR	73,900	158,323
Siam Cement PCL (The) Foreign	45,700	713,380
Siam Cement PCL (The) NVDR	17,300	270,054
Siam Commercial Bank PCL (The) NVDR	285,200	1,353,769
Thai Oil PCL NVDR	169,800	557,165
Thai Union Group PCL NVDR	279,400	178,908
TMB Bank PCL NVDR	1,950,100	186,375
True Corp. PCL NVDR[a]	1,442,005	289,412

		21,072,679

TOTAL COMMON STOCKS
(Cost: $501,562,277)		620,399,505

PREFERRED STOCKS — 1.01%

SOUTH KOREA — 1.01%
Amorepacific Corp., Preference Shares	1,509	211,809
Hyundai Motor Co., Preference Shares	3,655	303,093
Hyundai Motor Co. Series 2, Preference Shares	5,667	511,281
LG Chem Ltd., Preference Shares	1,203	238,289
LG Household & Health Care Ltd., Preference Shares	345	195,614
Samsung Electronics Co. Ltd., Preference Shares	2,664	4,907,821

		6,367,907

TOTAL PREFERRED STOCKS
(Cost: $4,852,608)		6,367,907

54	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

February 28, 2018

Security	Shares	Value
RIGHTS — 0.01%

SOUTH KOREA — 0.01%
Hyundai Heavy Industries Co. Ltd. (Expires 03/09/18)[a]	931	$21,493

		21,493

TOTAL RIGHTS
(Cost: $0)		21,493

SHORT-TERM INVESTMENTS — 2.38%

MONEY MARKET FUNDS — 2.38%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.58%[e,f,g]	14,934,281	14,935,775

		14,935,775

TOTAL SHORT-TERM INVESTMENTS
(Cost: $14,936,072)		14,935,775

Value
TOTAL INVESTMENTS IN SECURITIES — 102.11%
(Cost: $521,350,957)	$641,724,680
Other Assets, Less Liabilities — (2.11)%	(13,231,400)

NET ASSETS — 100.00%	$628,493,280

ADR  —  American Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

[a]	Non-income producing security.
[b]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[c]	All or a portion of this security is on loan.
[d]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[e]	Affiliate of the Fund.
[f]	Annualized 7-day yield as of period end.
[g]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased		Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	9,807,306	5,126,975	[b]	—	14,934,281	$14,935,775	$95,232	[c]	$(940)	$(1,568)
BlackRock Cash Funds: Treasury, SL Agency Shares	768,227	—		(768,227)[b]	—	—	9,056		—	—

						$14,935,775	$104,288		$(940)	$(1,568)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

CONSOLIDATED SCHEDULES OF INVESTMENTS	55

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

February 28, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3		Total
Investments
Assets
Common stocks	$620,376,949	$22,556	$0	[a]	$620,399,505
Preferred stocks	6,367,907	—	—		6,367,907
Rights	—	21,493	—		21,493
Money market funds	14,935,775	—	—		14,935,775

Total	$641,680,631	$44,049	$0	[a]	$641,724,680

[a]	Rounds to less than $1.

See notes to consolidated financial statements.

56	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

February 28, 2018

Security	Shares	Value
COMMON STOCKS — 98.16%

BRAZIL — 4.19%
AES Tiete Energia SA	57,300	$200,186
Aliansce Shopping Centers SAa	41,600	229,464
Alupar Investimento SA Units	69,908	391,635
Anima Holding SA	15,200	126,513
Arezzo Industria e Comercio SA	19,600	338,456
B2W Cia. Digital[a]	76,123	557,435
Banco ABC Brasil SAa	1,187	6,942
BR Properties SA	41,241	113,996
Cia. de Saneamento de Minas Gerais-COPASA	24,100	326,773
Cia. Hering	55,200	390,797
Cosan Logistica SAa	57,422	179,226
CVC Brasil Operadora e Agencia de Viagens SA	39,300	679,123
Cyrela Brazil Realty SA Empreendimentos e Participacoes	101,700	480,209
Duratex SA	109,900	385,305
EcoRodovias Infraestrutura e Logistica SA	86,200	266,660
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	42,000	226,241
Estacio Participacoes SA	104,000	1,085,217
Even Construtora e Incorporadora SAa	84,900	158,105
Ez Tec Empreendimentos e Participacoes SA	25,344	189,646
Fleury SA	69,300	578,718
Guararapes Confeccoes SA	2,800	135,745
Iguatemi Empresa de Shopping Centers SA	30,600	371,957
Instituto Hermes Pardini SA	20,500	185,518
Iochpe Maxion SA	40,405	274,735
Light SAa	37,200	174,850
Linx SA	55,400	323,661
Magazine Luiza SA	29,600	829,574
Magnesita Refratarios SA	11,400	192,997
Mahle-Metal Leve SA	17,700	126,399
Marfrig Global Foods SAa	87,700	161,160
Minerva SA	46,200	129,125
MRV Engenharia e Participacoes SA	111,300	520,057
Multiplus SA	19,100	202,420
Prumo Logistica SAa	33,100	115,640
Santos Brasil Participacoes SAa	144,100	166,333
Sao Martinho SA	67,800	382,957

Security	Shares	Value
Ser Educacional SAb	17,135	$163,504
SLC Agricola SA	28,600	305,654
Smiles Fidelidade SA	24,200	627,803
TOTVS SA	43,100	405,163
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	29,440	179,517
Via Varejo SA	47,100	397,097
Wiz Solucoes e Corretagem de Seguros SA	27,100	103,020

		13,385,533
CHILE — 1.34%
Besalco SA	128,799	146,003
CAP SA	31,074	443,372
Cia. Sud Americana de Vapores SAa	5,290,792	267,177
Engie Energia Chile SA	200,086	451,301
Forus SA	35,947	165,049
Inversiones Aguas Metropolitanas SA	169,647	318,971
Inversiones La Construccion SA	13,184	262,496
Parque Arauco SA	223,523	713,378
Ripley Corp. SA	286,459	307,288
Salfacorp SA	193,813	388,558
Sociedad de Inversiones Oro Blanco SA	12,069,704	130,324
SONDA SA	161,861	327,249
Vina Concha y Toro SA	161,925	348,945

		4,270,111
CHINA — 19.79%
21Vianet Group Inc. ADR[a]	29,772	227,160
361 Degrees International Ltd.	310,000	113,695
500.com Ltd. ADR[a,c]	9,381	168,201
51job Inc. ADR[a]	9,893	647,695
AGTech Holdings Ltd.[a,c]	1,244,000	146,254
Ajisen China Holdings Ltd.	417,000	195,037
Anhui Expressway Co. Ltd. Class H	252,000	198,050
Anhui Gujing Distillery Co. Ltd. Class B	43,500	234,696
Anton Oilfield Services Group/Hong Kong[a,c]	1,090,000	140,685
Anxin-China Holdings Ltd.[a,d]	1,084,000	20,779
APT Satellite Holdings Ltd.	279,000	123,361
Asia Cement China Holdings Corp.[c]	398,500	152,264

CONSOLIDATED SCHEDULES OF INVESTMENTS	57

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

February 28, 2018

Security	Shares	Value
AVIC International Holding HK Ltd.[a,c]	2,290,000	$117,056
AVIC International Holdings Ltd. Class H	128,000	101,742
Baozun Inc. ADR[a,c]	10,501	369,215
Beijing Beida Jade Bird Universal Sci-Tech Co. Ltd. Class Ha	323,000	60,263
Beijing Capital Land Ltd. Class H	442,000	264,907
Beijing Enterprises Medical & Health Group Ltd.[a]	2,208,000	110,043
Beijing Gas Blue Sky Holdings Ltd.[a,c]	2,328,000	175,523
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	144,000	244,745
Best Pacific International Holdings Ltd.[c]	146,000	78,361
Bitauto Holdings Ltd. ADR[a,c]	9,388	266,525
Boshiwa International Holding Ltd.[a,d]	32,000	245
Bosideng International Holdings Ltd.	1,464,000	125,347
Boyaa Interactive International Ltd.[a,c]	281,000	111,318
C C Land Holdings Ltd.[a]	937,000	216,729
C.banner International Holdings Ltd.[a,c]	498,000	155,917
Canvest Environment Protection Group Co. Ltd.[c]	304,000	175,206
Capital Environment Holdings Ltd.[a,c]	3,728,000	150,067
Carnival Group International Holdings Ltd.[a,c]	3,777,500	193,092
CGN Meiya Power Holdings Co. Ltd.[a,b]	1,032,000	139,793
Changyou.com Ltd. ADR[a]	6,521	184,544
Chaowei Power Holdings Ltd.[c]	310,000	190,945
Cheetah Mobile Inc. ADR[a,c]	12,453	177,082
Chiho Environmental Group Ltd.[a,c]	238,000	124,698
China Aerospace International Holdings Ltd.	1,778,000	199,946
China Agri-Industries Holdings Ltd.	793,000	341,509
China Aircraft Leasing Group Holdings Ltd.	162,500	159,067
China All Access Holdings Ltd.	626,000	181,593
China Animal Healthcare Ltd.[a,c,d]	126,000	1,288
China Animation Characters Co. Ltd.[c]	318,000	124,350
China Aoyuan Property Group Ltd.	423,000	342,171

Security	Shares	Value
China Beidahuang Industry Group Holdings Ltd.[a]	2,260,000	$102,526
China BlueChemical Ltd. Class H	726,000	219,879
China Chengtong Development Group Ltd.[a,c]	1,722,000	97,925
China Datang Corp. Renewable Power Co. Ltd. Class H	1,257,000	155,814
China Dongxiang Group Co. Ltd.	1,473,000	286,118
China Electronics Huada Technology Co. Ltd.[c]	560,000	83,013
China Electronics Optics Valley Union Holding Co Ltd.	2,036,000	174,322
China Everbright Greentech Ltd. Class La,b,c	187,000	165,844
China Fangda Group Co. Ltd. Class B	386,300	258,182
China First Capital Group Ltd.[a]	1,262,000	546,711
China Foods Ltd.[c]	404,000	213,737
China Goldjoy Group Ltd.[c]	3,212,000	258,592
China Greenland Broad Greenstate Group Co Ltd.[c]	420,000	59,039
China Harmony New Energy Auto Holding Ltd.[a,c]	283,500	204,330
China High Speed Transmission Equipment Group Co. Ltd.[c]	137,000	236,349
China Huiyuan Juice Group Ltd.[a]	379,000	101,709
China Innovationpay Group Ltd.[a,c]	2,328,000	130,898
China Internet Nationwide Financial Services Inc.[a,c]	2,803	105,337
China Investment Fund International Holdings Co. Ltd.[a]	328,000	364,663
China Lesso Group Holdings Ltd.	415,000	273,120
China Lilang Ltd.	221,000	206,165
China Logistics Property Holdings Co. Ltd.[a,c]	591,000	177,482
China Lumena New Materials Corp.[a,c,d]	210,000	—
China Maple Leaf Educational Systems Ltd.[c]	262,000	334,142
China Merchants Land Ltd.[c]	682,000	123,758
China Metal Recycling Holdings Ltd.[a,d]	12,000	—
China Metal Resources Utilization Ltd.[a,b,c]	408,000	263,300
China Minsheng Financial Holding Corp. Ltd.[a,c]	4,010,000	124,523

58	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

February 28, 2018

Security	Shares	Value
China Modern Dairy Holdings Ltd.[a]	692,000	$123,804
China National Materials Co. Ltd. Class H	432,000	361,044
China NT Pharma Group Co.Ltd.	609,500	136,305
China Oil & Gas Group Ltd.	2,670,000	228,605
China Overseas Grand Oceans Group Ltd.	561,000	281,027
China Overseas Property Holdings Ltd.[c]	590,000	199,801
China Power Clean Energy Development Co. Ltd.	276,000	154,484
China Power International Development Ltd.	1,806,000	454,656
China Rapid Finance Ltd. ADR[a,c]	23,869	111,468
China Regenerative Medicine International Ltd.[a,c]	4,960,000	109,655
China Resources Phoenix Healthcare Holdings Co. Ltd.[c]	218,000	279,141
China SCE Property Holdings Ltd.	696,000	342,428
China Shengmu Organic Milk Ltd.[a,b,c]	1,565,000	235,991
China Shineway Pharmaceutical Group Ltd.	228,000	320,499
China Silver Group Ltd.[c]	496,000	114,725
China Singyes Solar Technologies Holdings Ltd.[c]	314,000	125,595
China South City Holdings Ltd.	1,090,000	257,690
China Suntien Green Energy Corp. Ltd. Class H	787,000	188,068
China Traditional Chinese Medicine Holdings Co. Ltd.	780,000	471,471
China Travel International Investment Hong Kong Ltd.[c]	884,000	332,123
China Water Affairs Group Ltd.	392,000	346,149
China Water Industry Group Ltd.[a,c]	900,000	186,319
China Yuhua Education Corp Ltd. Class Lb,c	440,000	248,527
China ZhengTong Auto Services Holdings Ltd.[c]	444,500	402,165
Chinasoft International Ltd.[c]	800,000	586,815
Chong Sing Holdings FinTech Group Ltd.[a,c]	6,212,000	770,020
Chongqing Machinery & Electric Co. Ltd. Class H	1,746,000	171,804
CIMC Enric Holdings Ltd.[a,c]	292,000	267,548
CITIC Resources Holdings Ltd.[c]	1,426,000	142,139

Security	Shares	Value
Citychamp Watch & Jewellery Group Ltd.[c]	764,000	$167,927
COFCO Meat Holdings Ltd.[a,c]	1,036,000	184,024
Cogobuy Group[b]	236,000	130,888
Colour Life Services Group Co. Ltd.[c]	208,000	134,763
Comba Telecom Systems Holdings Ltd.[c]	1,032,894	166,313
Concord New Energy Group Ltd.	3,790,000	169,514
Coolpad Group Ltd.[a,d]	1,024,000	7,851
COSCO SHIPPING International Hong Kong Co. Ltd.	640,000	273,165
Cosmo Lady China Holdings Co. Ltd.[b,c]	268,000	112,676
Crown International Corp Ltd.[a,c]	588,000	99,186
CSMall Group Ltd.[a]	8,266	—
CT Environmental Group Ltd.[c]	1,036,000	181,376
Dah Chong Hong Holdings Ltd.[c]	375,000	185,935
Dawnrays Pharmaceutical Holdings Ltd.	268,000	146,238
Dazhong Transportation Group Co. Ltd. Class B	527,100	326,802
Digital China Holdings Ltd.[a,c]	306,000	173,230
eHi Car Services Ltd. ADR[a]	16,950	192,043
Fang Holdings Ltd. ADR[a,c]	94,458	477,957
Fantasia Holdings Group Co. Ltd.[c]	1,186,500	195,594
FDG Electric Vehicles Ltd.[a,c]	5,790,000	236,770
First Tractor Co. Ltd. Class H	310,000	122,807
Fu Shou Yuan International Group Ltd.[c]	453,000	399,435
Fufeng Group Ltd.	605,400	416,221
Future Land Development Holdings Ltd.	670,000	524,849
GCL New Energy Holdings Ltd.[a,c]	3,232,000	202,379
GDS Holdings Ltd. ADR[a]	26,992	707,190
Genscript Biotech Corp.[c]	300,000	900,924
Glorious Property Holdings Ltd.[a]	1,101,000	109,744
Golden Eagle Retail Group Ltd.[c]	194,000	258,326
Golden Meditech Holdings Ltd.[a,c]	1,040,000	175,431
Greatview Aseptic Packaging Co. Ltd.	491,000	349,491
Greenland Hong Kong Holdings Ltd.	371,000	181,582
Greentown China Holdings Ltd.	246,500	370,445
Greentown Service Group Co. Ltd.[c]	292,000	212,695
Gridsum Holding Inc. ADR[a]	6,461	70,360
Ground International Development Ltd.[a,c]	490,000	101,440

CONSOLIDATED SCHEDULES OF INVESTMENTS	59

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

February 28, 2018

Security	Shares	Value
Guorui Properties Ltd.[c]	500,000	$139,931
Haichang Ocean Park Holdings Ltd.[a,b]	759,000	192,046
Hangzhou Steam Turbine Co. Ltd. Class Ba	125,380	121,129
Harbin Electric Co. Ltd. Class H	272,000	110,186
Harmonicare Medical Holdings Ltd.[b]	278,000	89,880
HC International Inc.[c]	252,000	156,830
HengTen Networks Group Ltd.[a,c]	9,060,000	405,224
Hi Sun Technology China Ltd.[a]	822,000	171,222
Hilong Holding Ltd.[c]	404,000	68,148
Hisense Kelon Electrical Holdings Co. Ltd. Class H	155,000	191,143
Honghua Group Ltd.[a,c]	898,000	94,100
Hopewell Highway Infrastructure Ltd.	536,500	324,287
Hopson Development Holdings Ltd.	288,000	274,188
Hua Han Health Industry Holdings Ltd. Class Ha,d	1,112,400	7,108
Hua Hong Semiconductor Ltd.[b]	159,000	307,625
Huabao International Holdings Ltd.	413,000	310,860
Huadian Fuxin Energy Corp. Ltd. Class H	970,000	235,518
Huangshi Dongbei Electrical Appliance Co. Ltd. Class B	69,200	92,382
Huanxi Media Group Ltd.[a,c]	530,000	101,594
Huayi Tencent Entertainment Co. Ltd.[a,c]	2,550,000	131,976
Hutchison China MediTech Ltd.[a,c]	8,983	587,919
IGG Inc.[c]	311,000	397,429
iKang Healthcare Group Inc. ADR[a,c]	20,453	336,656
IMAX China Holding Inc.[a,b,c]	49,800	141,280
Inner Mongolia Yitai Coal Co. Ltd. Class B	413,000	593,068
JA Solar Holdings Co. Ltd. ADR[a,c]	18,000	133,380
Jiayuan International Group Ltd.[a]	406,000	425,441
JinkoSolar Holding Co. Ltd. ADR[a]	11,041	197,303
Ju Teng International Holdings Ltd.	420,000	119,152
Jumei International Holding Ltd. ADR[a,c]	29,622	84,423
Kaisa Group Holdings Ltd.[a]	1,012,000	539,282
Kama Co. Ltd. Class Ba	125,500	95,631
Kingboard Laminates Holdings Ltd.	415,500	731,677
Kingdee International Software Group Co. Ltd.[a,c]	740,000	533,347

Security	Shares	Value
Kong Sun Holdings Ltd.[a]	1,900,000	$65,557
Konka Group Co. Ltd. Class Ba	370,400	153,834
KuangChi Science Ltd.[a,c]	755,000	193,929
KWG Property Holding Ltd.	481,000	674,911
Lao Feng Xiang Co. Ltd. Class B	70,200	259,108
Launch Tech Co. Ltd.	93,000	109,456
Lee’s Pharmaceutical Holdings Ltd.[c]	145,000	219,762
Li Ning Co. Ltd.[a]	564,000	518,932
Lifestyle China Group Ltd.[a]	381,500	107,742
Lifetech Scientific Corp.[a,c]	988,000	236,101
Livzon Pharmaceutical Group Inc. Class H	42,590	318,664
Lonking Holdings Ltd.	780,000	325,943
Luthai Textile Co. Ltd. Class B	190,700	206,411
Luye Pharma Group Ltd.[c]	475,000	411,550
MMG Ltd.[a]	768,000	538,806
Nam Tai Property Inc.	10,074	138,014
Nan Hai Corp. Ltd.[c]	6,400,000	204,465
National Agricultural Holdings Ltd.[a,c,d]	354,000	42,976
NetDragon Websoft Holdings Ltd.[c]	91,500	238,534
New Provenance Everlasting Holdings Ltd. Class Ha	9,250,000	200,951
Noah Holdings Ltd. ADR[a,c]	10,222	474,710
North Mining Shares Co. Ltd.[a,c]	5,940,000	116,898
NQ Mobile Inc. ADR[a,c]	38,424	84,917
NVC Lighting Holding Ltd.	855,000	79,761
O-Net Technologies Group Ltd.[a,c]	189,000	135,254
Panda Green Energy Group Ltd.[a,c]	1,828,000	207,905
PAX Global Technology Ltd.[c]	393,000	195,362
Phoenix Satellite Television Holdings Ltd.	928,000	115,032
Poly Property Group Co. Ltd.[a]	734,000	375,193
Pou Sheng International Holdings Ltd.	912,000	229,594
Powerlong Real Estate Holdings Ltd.	486,000	243,456
Q Technology Group Co. Ltd.[c]	131,000	187,494
Qingdao Port International Co. Ltd.[b]	483,000	350,586
Realord Group Holdings Ltd.[a,c]	176,000	113,580
Renhe Commercial Holdings Co. Ltd.[a,c]	6,222,000	158,228
Ronshine China Holdings Ltd.[a,c]	197,000	282,461
Seaspan Corp.	22,746	139,888
Shandong Airlines Co. Ltd. Class B	65,400	133,720

60	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

February 28, 2018

Security	Shares	Value
Shandong Chenming Paper Holdings Ltd. Class B	256,900	$434,005
Shang Gong Group Co. Ltd. Class Ba	187,000	159,511
Shanghai Baosight Software Co. Ltd. Class B	90,900	157,893
Shanghai Dasheng Agricultural Finance Technology Co. Ltd.[c]	1,360,000	79,946
Shanghai Haixin Group Co. Class B	192,700	115,042
Shanghai Jin Jiang International Hotels Group Co. Ltd. Class H	554,000	241,414
Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	132,600	161,242
Shanghai Jinjiang International Travel Co. Ltd. Class B	62,700	161,578
Shanghai Lingyun Industries Development Co. Ltd. Class Ba	132,400	107,509
Shanghai Shibei Hi-Tech Co. Ltd. Class B	273,000	140,595
Shanghai Zhongyida Co. Ltd.[a]	324,600	88,616
Shenzhen Expressway Co. Ltd. Class H	306,000	308,921
Shenzhen International Holdings Ltd.	352,000	725,115
Shenzhen Investment Ltd.	1,248,000	521,508
Shougang Concord International Enterprises Co. Ltd.[a,c]	8,984,000	276,685
Shougang Fushan Resources Group Ltd.[c]	1,044,000	329,531
Shui On Land Ltd.	1,418,500	398,796
Sino Oil And Gas Holdings Ltd.[a,c]	13,170,000	104,346
Sinolink Worldwide Holdings Ltd.[a]	1,020,000	126,436
Sinopec Kantons Holdings Ltd.	362,000	219,273
Sinosoft Technology Group Ltd.[c]	362,800	98,288
Sinotrans Ltd. Class H	779,000	433,038
Sinotrans Shipping Ltd.[c]	716,000	206,786
Sinotruk Hong Kong Ltd.	276,000	351,291
Skyfame Realty Holdings Ltd.[a]	300,000	175,584
Skyworth Digital Holdings Ltd.	780,000	343,885
SMI Holdings Group Ltd.[c]	516,800	246,998
Sohu.com Inc.[a]	10,970	369,140
SSY Group Ltd.	679,970	516,149
Superb Summit International Group Ltd.[a,c,d]	238,250	1,522

Security	Shares	Value
Tarena International Inc. ADR	13,639	$167,351
TCL Multimedia Technology Holdings Ltd.[c]	214,000	98,997
Texhong Textile Group Ltd.	115,000	150,486
Tian Ge Interactive Holdings Ltd.[b]	187,000	168,234
Tianjin Development Holdings Ltd.	328,000	149,638
Tianjin Port Development Holdings Ltd.	1,510,000	219,979
Tianneng Power International Ltd.	288,000	285,229
Tibet Water Resources Ltd.[a,c]	854,000	357,957
Tong Ren Tang Technologies Co. Ltd. Class H	226,000	382,380
Tongda Group Holdings Ltd.	1,200,000	288,296
Tongda Hong Tai Holdings Ltd.[a]	30,000	—
Towngas China Co. Ltd.	434,000	351,069
TPV Technology Ltd.	468,000	65,787
Truly International Holdings Ltd.[c]	682,000	227,470
Tuniu Corp. ADR[a]	13,849	106,776
Universal Medical Financial & Technical Advisory Services Co. Ltd.[b]	335,500	276,536
Vinda International Holdings Ltd.[c]	87,000	172,548
Viva China Holdings Ltd.[a]	1,128,000	123,967
Wasion Group Holdings Ltd.	212,000	111,888
West China Cement Ltd.[a]	1,030,000	175,060
Wisdom Education International Holdings Co. Ltd.	256,000	187,453
Xiamen International Port Co. Ltd. Class H	914,000	170,529
Xingda International Holdings Ltd.	398,000	150,548
Xinjiang Xinxin Mining Industry Co. Ltd. Class Ha	580,000	95,613
Xinyi Solar Holdings Ltd.	1,197,400	495,773
Xinyuan Real Estate Co. Ltd. ADR	22,286	133,716
Xtep International Holdings Ltd.	378,500	168,323
Xunlei Ltd. ADR[a,c]	10,908	139,295
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. Class Hb,c	69,500	302,857
Yihai International Holding Ltd.[c]	192,000	258,117
Yirendai Ltd. ADR[c]	4,628	175,262
Yuexiu Property Co. Ltd.	2,522,000	499,546
Yuexiu REIT	585,000	389,487
Yuexiu Transport Infrastructure Ltd.[c]	374,000	281,027
Yuzhou Properties Co. Ltd.	651,000	401,816
Zhaojin Mining Industry Co. Ltd. Class Hc	433,000	334,767

CONSOLIDATED SCHEDULES OF INVESTMENTS	61

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

February 28, 2018

Security	Shares	Value
Zhongsheng Group Holdings Ltd.	219,500	$558,196
Zhou Hei Ya International Holdings Co. Ltd.[b,c]	242,000	251,423
Zhuguang Holdings Group Co. Ltd.[a]	932,000	165,550

		63,204,918
COLOMBIA — 0.30%
Almacenes Exito SA	71,807	420,063
Cemex Latam Holdings SAa	70,743	232,568
Corp. Financiera Colombiana SA	35,025	295,982

		948,613
CZECH REPUBLIC — 0.14%
Central European Media Enterprises Ltd. AS Class Aa,c	27,693	125,748
Philip Morris CR AS	376	305,370

		431,118
EGYPT — 0.45%
Alexandria Mineral Oils Co.	211,394	107,971
Ezz Steel[a]	88,085	117,214
Heliopolis Housing	58,049	121,686
Juhayna Food Industries	200,233	128,802
Medinet Nasr Housing	251,884	156,179
Oriental Weavers	104,075	94,587
Palm Hills Developments SAE[a]	600,894	139,846
Pioneers Holding For Financial Investments SAE[a]	199,588	90,414
Sidi Kerir Petrochemicals Co.	67,250	109,748
Six of October Development & Investment[a]	93,147	104,065
Talaat Moustafa Group	347,485	194,403
Telecom Egypt Co.	122,975	84,606

		1,449,521
GREECE — 0.78%
Aegean Airlines SA	22,702	253,904
Grivalia Properties REIC AE	26,676	307,785
Hellenic Exchanges-Athens Stock Exchange SA	39,536	246,887
Hellenic Petroleum SA	29,451	296,339
Motor Oil Hellas Corinth Refineries SA	26,169	614,084
Mytilineos Holdings SAa	51,343	604,288
Public Power Corp. SAa	49,828	171,257

		2,494,544
HUNGARY — 0.09%
Magyar Telekom Telecommunications PLC	159,868	282,534

		282,534

Security	Shares	Value
INDIA — 13.80%
Adani Enterprises Ltd.	104,032	$325,049
Adani Power Ltd.[a]	366,753	178,180
Aditya Birla Fashion and Retail Ltd.[a]	79,248	185,267
Aegis Logistics Ltd.	34,075	132,123
AIA Engineering Ltd.	16,361	361,545
Ajanta Pharma Ltd.	10,979	235,561
Alembic Pharmaceuticals Ltd.	28,859	244,862
Allcargo Logistics Ltd.	36,014	99,369
Amara Raja Batteries Ltd.	18,443	232,780
Andhra Bank[a]	139,423	98,554
Apollo Hospitals Enterprise Ltd.	35,546	656,425
Apollo Tyres Ltd.	109,303	460,643
Arvind Ltd.	53,756	346,525
Asahi India Glass Ltd.	24,823	134,620
Avanti Feeds Ltd.	4,605	169,501
Balkrishna Industries Ltd.	30,958	516,408
Balrampur Chini Mills Ltd.	60,673	111,527
Bayer CropScience Ltd./India	5,197	303,039
Biocon Ltd.	56,497	546,400
Birla Corp. Ltd.	8,677	119,913
Blue Dart Express Ltd.	3,246	213,464
Can Fin Homes Ltd.	17,330	144,035
Canara Bank	46,137	211,931
Care Ratings Ltd.	11,027	231,420
Ceat Ltd.	8,811	216,731
Century Plyboards India Ltd.	25,490	128,885
Century Textiles & Industries Ltd.	11,352	212,634
Cera Sanitaryware Ltd.	2,320	119,639
CESC Ltd.	30,580	480,413
CG Power and Industrial Solutions Ltd.[a]	164,959	211,433
Chennai Petroleum Corp. Ltd.	20,084	112,434
Coromandel International Ltd.	30,700	263,309
Cox & Kings Ltd.	43,935	161,014
CRISIL Ltd.	8,870	262,391
Crompton Greaves Consumer Electricals Ltd.	152,745	545,131
Dalmia Bharat Ltd.	8,431	340,689
DCB Bank Ltd.	80,513	202,684
Delta Corp. Ltd.	28,770	153,177
Dewan Housing Finance Corp. Ltd.	55,861	468,350
Dilip Buildcon Ltd.[b]	14,889	216,149
Dish TV India Ltd.[a]	152,801	172,629
Divi’s Laboratories Ltd.	31,402	494,508
Dr Lal PathLabs Ltd.[b]	9,138	127,869

62	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

February 28, 2018

Security	Shares	Value
eClerx Services Ltd.	14,308	$300,551
Edelweiss Financial Services Ltd.	175,870	725,522
EID Parry India Ltd.	38,080	185,033
Endurance Technologies Ltd.[b]	13,037	275,954
Engineers India Ltd.	73,282	194,717
Eris Lifesciences Ltd.[a,b]	15,226	176,097
Escorts Ltd.	22,488	308,205
Eveready Industries India Ltd.[a]	18,148	109,437
Exide Industries Ltd.	108,176	344,390
Federal Bank Ltd.	578,966	837,616
Finolex Cables Ltd.	39,689	436,787
Force Motors Ltd.	2,299	104,779
Fortis Healthcare Ltd.[a]	141,512	347,121
Gateway Distriparks Ltd.	54,133	173,460
Gayatri Highways Ltd.[a]	79,435	10,986
Gayatri Projects Ltd.[a]	79,435	258,133
GE T&D India Ltd.	37,332	233,632
Gillette India Ltd.	3,993	407,696
GMR Infrastructure Ltd.[a]	851,605	247,718
Godfrey Phillips India Ltd.	6,990	93,686
Godrej Industries Ltd.	30,224	255,979
Godrej Properties Ltd.[a]	21,221	254,145
Great Eastern Shipping Co. Ltd. (The)	50,407	282,884
GRUH Finance Ltd.	35,878	295,191
Gujarat Fluorochemicals Ltd.	16,212	192,527
Gujarat Gas Ltd.	21,624	288,779
Gujarat Mineral Development Corp. Ltd.	63,221	136,542
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	22,772	151,566
Gujarat Pipavav Port Ltd.	97,513	212,550
Gujarat State Petronet Ltd.	82,653	262,691
Hexaware Technologies Ltd.	54,104	287,436
Hindustan Construction Co. Ltd.[a]	230,261	119,820
Housing Development & Infrastructure Ltd.[a]	127,374	97,565
IDFC Ltd.	339,576	276,003
IIFL Holdings Ltd.	42,950	498,486
India Cements Ltd. (The)	72,137	176,339
Indiabulls Real Estate Ltd.[a]	65,300	215,858
Indiabulls Ventures Ltd.	41,876	166,260
Indian Hotels Co. Ltd. (The)	198,563	418,027
Infibeam Incorporation Ltd.	51,175	124,430
Info Edge India Ltd.	26,928	529,952
Inox Leisure Ltd.[a]	26,616	114,743

Security	Shares	Value
Ipca Laboratories Ltd.	24,539	$253,446
IRB Infrastructure Developers Ltd.	74,501	261,426
Jain Irrigation Systems Ltd.	149,788	268,898
Jaiprakash Associates Ltd.[a]	434,407	118,027
Jammu & Kashmir Bank Ltd. (The)[a]	97,410	99,584
Jindal Steel & Power Ltd.[a]	125,521	490,167
JK Cement Ltd.	7,973	123,830
JM Financial Ltd.	73,637	166,781
Jubilant Foodworks Ltd.	14,568	454,843
Jubilant Life Sciences Ltd.	28,409	382,661
Just Dial Ltd.[a]	16,747	116,169
Kajaria Ceramics Ltd.	29,767	262,595
Karnataka Bank Ltd. (The)	75,429	156,482
Karur Vysya Bank Ltd. (The)	129,266	213,901
Kaveri Seed Co. Ltd.	15,538	119,326
KPIT Technologies Ltd.	99,245	329,211
KRBL Ltd.	27,262	230,642
Larsen & Toubro Infotech Ltd.[b]	14,544	321,505
Laurus Labs Ltd.[b]	29,434	245,584
Mahanagar Gas Ltd.	13,340	213,647
Manappuram Finance Ltd.	170,632	282,744
Marksans Pharma Ltd.	140,981	82,559
Max Financial Services Ltd.[a]	54,836	417,039
Max India Ltd.[a]	86,628	127,656
Minda Industries Ltd.	8,857	153,433
Mindtree Ltd.	41,738	522,220
MOIL Ltd.	35,806	121,659
Motilal Oswal Financial Services Ltd.	14,149	246,737
Mphasis Ltd.	33,920	447,624
Muthoot Finance Ltd.	37,568	225,940
Natco Pharma Ltd.	34,894	427,804
National Aluminium Co. Ltd.	183,232	192,805
NCC Ltd./India	179,899	363,685
NIIT Technologies Ltd.	11,428	146,389
Oberoi Realty Ltd.	43,635	347,727
Page Industries Ltd.	2,311	776,445
PC Jeweller Ltd.	46,228	236,404
Persistent Systems Ltd.	25,849	339,350
PI Industries Ltd.	24,817	332,411
Prestige Estates Projects Ltd.	44,126	227,111
PTC India Ltd.	162,145	255,738
PVR Ltd.	12,524	253,849
Radico Khaitan Ltd.	21,673	115,374
Rain Industries Ltd.	33,547	196,144
Rajesh Exports Ltd.	32,985	424,070

CONSOLIDATED SCHEDULES OF INVESTMENTS	63

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

February 28, 2018

Security	Shares	Value
Ramco Cements Ltd. (The)	25,249	$291,688
Raymond Ltd.	11,000	161,160
RBL Bank Ltd.[b]	46,738	351,685
Redington India Ltd.	151,023	333,939
Reliance Capital Ltd.	39,071	283,229
Reliance Communications Ltd.[a]	381,958	166,218
Reliance Infrastructure Ltd.	55,115	385,447
Repco Home Finance Ltd.	16,842	145,964
Sadbhav Engineering Ltd.	44,590	274,400
Shilpa Medicare Ltd.	12,950	86,898
Sintex Plastics Technology Ltd. Class La	163,960	164,850
Somany Ceramics Ltd.	7,528	78,341
SpiceJet Ltd.[a]	60,632	128,484
SRF Ltd.	6,859	199,912
Sterlite Technologies Ltd.	41,104	226,732
Strides Shasun Ltd.	20,244	222,961
Sun Pharma Advanced Research Co. Ltd.[a]	34,313	224,035
Sundaram Finance Holdings Ltd.[a]	14,044	33,550
Sundaram Finance Ltd.	14,044	378,800
Sundram Fasteners Ltd.	27,483	238,101
Supreme Industries Ltd.	19,413	354,326
Suzlon Energy Ltd.[a]	1,085,106	213,203
Symphony Ltd.	10,167	278,856
Syndicate Bank[a]	162,525	152,431
Syngene International Ltd.[b]	18,211	164,985
Tata Communications Ltd.	27,225	268,442
Tata Global Beverages Ltd.	142,174	601,246
Thermax Ltd.	17,944	318,011
TI Financial Holdings Ltd.	37,591	386,837
Time Technoplast Ltd.	43,385	115,445
Torrent Power Ltd.	57,622	234,084
TTK Prestige Ltd.	1,526	162,038
Tube Investments of India Ltd.	36,903	148,017
Union Bank of India[a]	67,303	109,044
V-Guard Industries Ltd.	41,356	153,816
VA Tech Wabag Ltd.	12,533	105,926
Voltas Ltd.	46,890	438,625
VRL Logistics Ltd.	14,558	91,118
WABCO India Ltd.	3,591	446,051
Welspun India Ltd.	126,932	125,673
Whirlpool of India Ltd.	13,432	295,356
Wockhardt Ltd.[a]	13,014	163,828

		44,073,897

Security	Shares	Value
INDONESIA — 2.57%
Ace Hardware Indonesia Tbk PT	3,283,200	$317,610
Alam Sutera Realty Tbk PT	5,677,900	161,889
Aneka Tambang Persero Tbk PTa	3,698,400	256,899
Bank Bukopin Tbk PT	2,933,600	134,427
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	863,800	142,621
Bukit Asam Persero Tbk PT	1,421,000	327,641
Bumi Resources Tbk PTa	9,696,900	222,877
Ciputra Development Tbk PT	4,925,063	462,111
Delta Dunia Makmur Tbk PTa	1,777,800	143,532
Eagle High Plantations Tbk PTa	3,964,800	66,904
Global Mediacom Tbk PT	3,284,900	144,551
Hanson International Tbk PTa	27,717,200	306,434
Harum Energy Tbk PTa	387,500	95,829
Indika Energy Tbk PTa	770,200	242,009
Indo Tambangraya Megah Tbk PT	150,100	336,261
Indofarma Persero Tbk PTa	212,100	68,034
Inti Agri Resources Tbk PTa	12,051,200	198,099
Japfa Comfeed Indonesia Tbk PT	1,853,000	218,341
Kawasan Industri Jababeka Tbk PT	12,673,098	256,255
Krakatau Steel Persero Tbk PTa	1,824,800	67,691
Kresna Graha Investama Tbk PTa	6,039,900	261,391
Link Net Tbk PT	491,000	198,207
Lippo Karawaci Tbk PT	5,189,000	194,373
Medco Energi Internasional Tbk PTa	3,013,066	345,171
Media Nusantara Citra Tbk PT	1,918,600	214,209
Mitra Adiperkasa Tbk PT	384,200	212,381
Panin Financial Tbk PTa	7,952,600	159,648
Pelat Timah Nusantara Tbk PTa	247,400	64,961
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,413,300	142,887
PP Persero Tbk PT	1,322,925	298,292
PP Properti Tbk PT	8,497,169	115,574
Ramayana Lestari Sentosa Tbk PT	1,541,000	132,260
Sawit Sumbermas Sarana Tbk PT	1,626,700	170,970
Sentul City Tbk PTa	8,087,700	121,182
Siloam International Hospitals Tbk PTa	150,425	93,547
Sri Rejeki Isman Tbk PT	2,978,100	72,782
Sugih Energy Tbk PTa	5,450,300	19,821
Summarecon Agung Tbk PT	3,853,000	311,076
Timah Tbk PT	1,656,796	140,391

64	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

February 28, 2018

Security	Shares	Value
Totalindo Eka Persada Tbk PTa	644,200	$222,566
Tunas Baru Lampung Tbk PT	1,374,200	120,943
Visi Media Asia Tbk PTa	4,073,500	91,849
Waskita Beton Precast Tbk PT	4,410,800	153,994
Wijaya Karya Persero Tbk PT	1,176,448	164,721

		8,193,211
MALAYSIA — 3.38%
AirAsia X Bhd[a,c]	755,400	81,962
Bumi Armada Bhd[a,c]	987,300	216,767
Bursa Malaysia Bhd[c]	179,400	517,544
Cahya Mata Sarawak Bhd[c]	312,800	343,385
Carlsberg Brewery Malaysia Bhd	88,100	415,647
DRB-Hicom Bhd[c]	309,700	207,152
Eastern & Oriental Bhd	452,481	166,345
Globetronics Technology BHD[c]	123,500	195,481
Hengyuan Refining Co. Bhd[a]	46,300	155,555
IGB REIT[c]	957,100	376,292
Inari Amertron Bhd[c]	648,700	559,767
Iskandar Waterfront City Bhd[a]	167,400	58,122
Karex Bhd[c]	288,500	76,599
Kossan Rubber Industries[c]	125,500	274,581
KPJ Healthcare Bhd	1,323,200	332,742
Lafarge Malaysia Bhd[a]	128,000	171,560
Magnum Bhd	436,700	218,517
Mah Sing Group Bhd	506,257	155,095
Malaysia Building Society Bhd	578,600	180,212
Malaysian Pacific Industries Bhd	66,600	155,746
Malaysian Resources Corp. Bhd[c]	974,000	268,553
My EG Services Bhd[c]	836,400	574,398
OSK Holdings Bhd	771,480	204,835
Padini Holdings Bhd	155,800	197,286
Pos Malaysia Bhd[c]	168,200	170,476
QL Resources Bhd[c]	394,730	497,821
Scientex BHD	112,100	246,694
Serba Dinamik Holdings Bhd[c]	270,600	254,227
Sunway Bhd[c]	977,435	411,736
Sunway Construction Group Bhd	507,720	311,087
Sunway REIT[c]	803,800	346,802
Supermax Corp. Bhd	273,700	183,072
TIME dotCom Bhd[c]	159,800	340,651
Top Glove Corp. Bhd[c]	292,900	726,081
UMW Oil & Gas Corp. Bhd[a]	1,779,700	145,393
Unisem M Bhd	302,700	209,425
VS Industry Bhd[c]	471,700	356,454
WCT Holdings Bhd[a]	501,915	197,332

Security	Shares	Value
Yinson Holdings BHD	282,900	$306,951

		10,808,345
MEXICO — 2.67%
Alsea SAB de CV	210,059	715,450
Axtel SAB de CV CPO[a,c]	337,400	78,507
Banco del Bajio SAa,b	286,100	622,484
Banregio Grupo Financiero SAB de CVc	84,600	520,819
Bolsa Mexicana de Valores SAB de CV	147,600	273,342
Concentradora Fibra Danhos SA de CV	132,400	213,684
Concentradora Fibra Hotelera Mexicana SA de CVb	347,500	193,393
Consorcio ARA SAB de CV	461,700	179,375
Controladora Vuela Cia. de Aviacion SAB de CV Class Aa,c	284,000	252,585
Corp Inmobiliaria Vesta SAB de CV	215,400	295,694
Credito Real SAB de CV SOFOM ER	110,800	153,453
Genomma Lab Internacional SAB de CV Series Ba,c	293,100	316,760
Grupo Aeromexico SAB de CVa	134,600	208,317
Grupo Aeroportuario del Centro Norte SAB de CV	118,300	577,549
Grupo Comercial Chedraui SA de CV	115,100	239,693
Grupo Financiero Interacciones SA de CV Series O	40,000	186,463
Grupo Herdez SAB de CVc	97,600	238,943
Industrias Bachoco SAB de CV Series B	72,500	352,221
Industrias CH SAB de CV Series Ba,c	67,600	295,022
La Comer SAB de CVa,c	169,100	168,051
Macquarie Mexico Real Estate Management SA de CV	333,100	352,397
Minera Frisco SAB de CV Series A1[a]	303,000	184,527
PLA Administradora Industrial S. de RL de CV	301,300	451,303
Prologis Property Mexico SA de CV	144,800	271,457
Qualitas Controladora SAB de CV	132,500	348,193
Rassini SAB de CV	38,200	157,400
Telesites SAB de CVa,c	514,900	405,545
TV Azteca SAB de CV CPO[c]	515,100	75,079
Unifin Financiera SAB de CV SOFOM ENR	60,800	215,944
Urbi Desarrollos Urbanos SAB de CVa	1	—

		8,543,650

CONSOLIDATED SCHEDULES OF INVESTMENTS	65

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

February 28, 2018

Security	Shares	Value
PAKISTAN — 0.78%
Bank Alfalah Ltd.[a]	242,000	$103,613
DG Khan Cement Co. Ltd.	78,773	102,406
Engro Corp. Ltd./Pakistan	99,100	269,523
Engro Fertilizers Ltd.	171,500	107,326
Fauji Cement Co. Ltd.	260,500	58,818
Fauji Fertilizer Co. Ltd.	209,500	168,044
Honda Atlas Cars Pakistan Ltd.	11,250	48,328
Hub Power Co. Ltd. (The)	214,400	190,166
Indus Motor Co. Ltd.	6,340	98,625
International Steels Ltd.	66,500	72,374
Kot Addu Power Co. Ltd.	161,000	87,065
Maple Leaf Cement Factory Ltd.	91,037	55,588
Millat Tractors Ltd.	11,430	142,191
National Bank of Pakistan	156,500	66,284
National Refinery Ltd.	10,700	41,323
Nishat Mills Ltd.	57,564	83,082
Packages Ltd.	16,500	83,671
Pak Elektron Ltd.	100,300	44,341
Pakistan Oilfields Ltd.	37,400	211,287
Pakistan State Oil Co. Ltd.	61,798	166,468
Searle Co. Ltd. (The)	37,750	123,442
SUI Northern Gas Pipeline	97,200	101,196
Thal Ltd.	18,000	78,969

		2,504,130
PERU — 0.09%
Grana y Montero SAA SP ADR[a]	112,588	275,841

		275,841
PHILIPPINES — 0.88%
Bloomberry Resorts Corp.[a]	1,600,400	442,507
Cebu Air Inc.	97,610	187,986
Cosco Capital Inc.	1,396,800	196,324
D&L Industries Inc.	1,092,400	247,510
DoubleDragon Properties Corp.[a]	280,910	172,602
Filinvest Land Inc.	5,735,000	194,911
First Gen Corp.	560,700	156,109
First Philippine Holdings Corp.	159,270	190,372
Manila Water Co. Inc.	579,100	289,105
Megawide Construction Corp.	315,500	128,126
Melco Resorts And Entertainment (Philippines) Corp.[a]	643,300	94,494
Petron Corp.	880,600	155,390
Premium Leisure Corp.	3,085,000	74,637
Vista Land & Lifescapes Inc.	2,142,100	267,351

		2,797,424

Security	Shares	Value
POLAND — 0.92%
Asseco Poland SA	27,909	$384,907
Boryszew SAa	50,239	144,702
Budimex SA	4,682	264,791
Ciech SAa	12,557	212,719
Enea SA	81,095	239,493
Energa SA	83,540	254,027
Eurocash SA	33,787	206,266
Globe Trade Centre SA	81,895	213,894
KRUK SA	6,549	405,162
Netia SA	130,213	204,434
PKP Cargo SAa	13,337	232,743
Warsaw Stock Exchange	14,628	187,826

		2,950,964
QATAR — 0.41%
Gulf International Services QSC[a]	16,484	79,413
Gulf Warehousing Co.	12,171	135,637
Medicare Group	4,866	99,967
Qatar First Bank[a]	93,324	170,228
Qatar National Cement Co. QSC	13,962	229,437
United Development Co. QSC	71,777	324,365
Vodafone Qatar QSC[a]	119,168	283,951

		1,322,998
RUSSIA — 0.71%
Aeroflot PJSC	189,456	476,017
Detsky Mir PJSC[b]	125,200	201,263
DIXY Group OJSC[a]	47,330	279,369
LSR Group PJSC GDR[e]	101,119	310,435
M.Video PJSC[a]	27,820	205,571
Mechel PJSC ADR[a]	31,477	155,181
Ros Agro PLC GDR[e]	12,868	131,543
Sistema PJSC FC GDR[e]	65,168	281,526
TMK PJSC GDR[e]	39,597	225,703

		2,266,608
SOUTH AFRICA — 5.74%
Adcock Ingram Holdings Ltd.	35,563	204,874
Advtech Ltd.	190,329	273,309
AECI Ltd.	48,237	462,438
African Rainbow Minerals Ltd.	45,302	468,305
Alexander Forbes Group Holdings Ltd.	315,729	184,563
ArcelorMittal South Africa Ltd.[a]	87,694	22,288
Arrowhead Properties Ltd. Class A	465,820	282,166
Ascendis Health Ltd.	98,742	99,129
Assore Ltd.	13,848	431,475
Astral Foods Ltd.	17,373	419,469

66	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

February 28, 2018

Security	Shares	Value
Attacq Ltd.[a]	209,006	$334,480
AVI Ltd.	119,776	1,232,895
Barloworld Ltd.	80,536	1,214,684
Blue Label Telecoms Ltd.	180,416	198,700
Cashbuild Ltd.	8,200	327,493
City Lodge Hotels Ltd.	21,078	305,355
Clicks Group Ltd.	91,957	1,316,982
Curro Holdings Ltd.[a]	82,364	244,222
DataTec Ltd.	67,328	142,599
Delta Property Fund Ltd.	328,658	167,061
Dis-Chem Pharmacies Ltd.[b]	107,203	312,879
Emira Property Fund Ltd.	229,143	304,003
EOH Holdings Ltd.	50,739	307,346
Famous Brands Ltd.[a]	25,943	270,337
Grindrod Ltd.[a]	171,521	200,819
Harmony Gold Mining Co. Ltd.	158,019	316,205
Hosken Consolidated Investments Ltd.	23,047	301,175
Hudaco Industries Ltd.	14,028	187,773
Impala Platinum Holdings Ltd.[a]	258,235	658,509
Invicta Holdings Ltd.	27,043	127,451
JSE Ltd.	30,750	531,441
KAP Industrial Holdings Ltd.	588,503	438,744
Massmart Holdings Ltd.	40,824	563,676
Metair Investments Ltd.	89,178	180,113
Mpact Ltd.	82,650	193,886
Murray & Roberts Holdings Ltd.	155,859	147,359
Nampak Ltd.[a]	212,109	285,178
Northam Platinum Ltd.[a]	145,142	524,313
Oceana Group Ltd.	20,752	142,405
Omnia Holdings Ltd.	25,352	333,660
PPC Ltd.[a]	563,804	398,836
Raubex Group Ltd.	78,484	151,067
Reunert Ltd.	65,130	422,107
SA Corporate Real Estate Ltd.	878,184	348,186
Stadio Holdings Ltd.[a,c]	97,284	55,632
Sun International Ltd./South Africa[a]	46,416	259,532
Super Group Ltd./South Africa[a]	128,402	427,182
Tongaat Hulett Ltd.	42,029	384,336
Trencor Ltd.	65,815	246,226
Vukile Property Fund Ltd.	243,188	435,539
Wilson Bayly Holmes-Ovcon Ltd.	20,895	306,988
Zeder Investments Ltd.	454,751	248,493

		18,343,883
SOUTH KOREA — 16.27%
Advanced Process Systems Corp.[a]	7,296	219,304

Security	Shares	Value
Ahnlab Inc.	2,601	$177,259
AK Holdings Inc.	2,404	181,815
Amicogen Inc.[a]	3,501	157,123
Aprogen pharmaceuticals Inc.[a]	38,691	153,814
APS Holdings Corp.[a]	1	8
Asiana Airlines Inc.[a]	42,489	197,751
ATGen Co. Ltd.[a]	8,800	172,278
BH Co. Ltd.[a]	10,885	203,045
Binggrae Co. Ltd.[a]	4,255	244,793
Bukwang Pharmaceutical Co. Ltd.	12,915	284,442
Caregen Co. Ltd.	1,849	146,841
Cell Biotech Co. Ltd.	3,597	160,767
Celltrion Pharm Inc.[a,c]	7,518	618,574
Chabiotech Co. Ltd.[a,c]	23,345	703,864
Chong Kun Dang Pharmaceutical Corp.	2,609	312,001
CJ CGV Co. Ltd.	5,646	368,614
CJ Freshway Corp.	3,800	128,784
CJ O Shopping Co. Ltd.	1,445	281,287
CLIO Cosmetics Co. Ltd.	2,969	91,573
CMG Pharmaceutical Co. Ltd.[a,c]	32,397	210,316
Com2uSCorp.	3,829	576,701
Cosmax Inc.	2,883	340,774
CrystalGenomics Inc.[a]	8,527	218,903
Dae Hwa Pharmaceutical Co. Ltd.	5,128	127,857
Daeduck GDS Co. Ltd.	6,709	123,288
Daesang Corp.	9,522	214,551
Daewoong Pharmaceutical Co. Ltd.	1,923	324,969
Daishin Securities Co. Ltd.[a]	18,874	256,208
Daou Technology Inc.	11,333	242,798
DB HiTek Co. Ltd.	16,681	235,681
Dentium Co. Ltd.[a]	3,052	215,604
DIO Corp.[a]	4,298	149,630
Dong-A Socio Holdings Co. Ltd.	1,724	210,943
Dong-A ST Co. Ltd.	2,308	230,182
Dongjin Semichem Co. Ltd.[a]	13,095	194,690
Dongkuk Steel Mill Co. Ltd.	24,612	244,324
Dongwon Development Co. Ltd.	42,711	184,783
Dongwon F&B Co. Ltd.	568	124,573
Doosan Infracore Co. Ltd.[a,c]	53,612	462,403
DoubleUGames Co. Ltd.	4,015	229,503
Douzone Bizon Co. Ltd.	9,339	478,636
Duk San Neolux Co. Ltd.[a,c]	5,126	93,962
Easy Bio Inc.[a,c]	26,374	182,906
Ecopro Co. Ltd.[a]	7,562	244,758
Emerson Pacific Inc.[a]	3,482	86,978
Eo Technics Co Ltd.	3,531	260,203

CONSOLIDATED SCHEDULES OF INVESTMENTS	67

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

February 28, 2018

Security	Shares	Value
Fila Korea Ltd.	4,880	$449,290
Foosung Co. Ltd.[a]	23,850	207,248
G-treeBNT Co. Ltd.[a]	7,374	271,018
Gamevil Inc.[a]	2,519	167,018
GemVax & Kael Co. Ltd.[a]	14,174	197,643
Genexine Co. Ltd.[a]	4,501	373,248
Grand Korea Leisure Co. Ltd.[c]	13,396	287,614
Green Cross Cell Corp.	5,010	242,427
Green Cross Corp./South Korea	2,378	476,522
Green Cross Holdings Corp.	9,729	369,251
GS Home Shopping Inc.	1,506	280,784
Halla Holdings Corp.	4,086	203,376
Hana Tour Service Inc.	4,232	400,573
Hanall Biopharma Co. Ltd.[a]	12,139	365,437
Handsome Co. Ltd.	7,594	204,419
Hanil Cement Co. Ltd.	1,346	158,477
Hanjin Heavy Industries & Construction Co. Ltd.[a,c]	29,004	89,725
Hanjin Kal Corp.[a]	18,200	341,176
Hanjin Transportation Co. Ltd.	4,937	113,520
Hankook Tire Worldwide Co. Ltd.	12,215	224,470
Hansae Co. Ltd.	7,571	156,957
Hansol Chemical Co. Ltd.	4,192	285,686
Hansol Technics Co. Ltd.[a]	10,123	128,536
Hanwha Investment & Securities Co. Ltd.[a]	44,915	128,785
Hite Jinro Co. Ltd.[a]	12,238	248,625
HLB Inc.[a]	11,456	422,102
Homecast Co. Ltd.[a]	11,351	125,260
HS Industries Co. Ltd.[a,c]	16,639	136,750
Huchems Fine Chemical Corp.	12,029	298,253
Hugel Inc.[a,c]	933	480,759
Humedix Co. Ltd.	4,516	174,109
Huons Co. Ltd.	2,792	243,130
Huons Global Co. Ltd.	3,509	202,847
Hyundai Construction Equipment Co. Ltd.[a]	2,358	370,173
Hyundai Electric & Energy System Co. Ltd.[a]	2,283	190,795
Hyundai Elevator Co. Ltd.[a]	6,700	363,182
Hyundai Greenfood Co. Ltd.	20,950	284,389
Hyundai Home Shopping Network Corp.	2,879	292,446
Hyundai Livart Furniture Co. Ltd.	5,129	119,119
Hyundai Merchant Marine Co. Ltd.[a]	88,925	358,443
Hyundai Mipo Dockyard Co. Ltd.[a]	4,636	466,640

Security	Shares	Value
Hyundai Rotem Co. Ltd.[a]	11,154	$159,137
Iljin Materials Co. Ltd.[a,c]	7,434	223,796
Ilyang Pharmaceutical Co. Ltd.[a]	7,200	255,647
InBody Co. Ltd.	5,588	218,277
Innocean Worldwide Inc.	3,752	223,478
Innox Advanced Materials Co. Ltd.[a]	2,772	187,633
Interflex Co. Ltd.[a]	4,759	122,172
Interojo Co. Ltd.	5,579	207,622
iNtRON Biotechnology Inc.[a]	4,801	179,334
IS Dongseo Co. Ltd.[a]	7,838	245,367
It’s Hanbul Co. Ltd.[a]	3,470	181,687
Jayjun Cosmetic Co. Ltd.[a,c]	8,423	128,340
Jeil Pharmaceutical Co. Ltd.	1,798	97,795
Jenax Inc.[a]	6,917	210,467
Jusung Engineering Co. Ltd.	16,693	179,586
JW Holdings Corp.	15,364	116,624
JW Pharmaceutical Corp.	4,865	191,383
KC Co. Ltd.	3,944	91,052
KC Tech Co. Ltd./New	5,774	107,173
KEPCO Engineering & Construction Co. Inc.[a]	5,920	127,650
KIWOOM Securities Co. Ltd.[a,c]	4,323	395,613
Koh Young Technology Inc.	5,653	478,174
Kolmar BNH Co. Ltd.[a]	5,464	166,761
Kolon Corp.	2,810	144,276
Kolon Industries Inc.	6,625	434,978
Kolon Life Science Inc.[a]	2,984	249,103
Komipharm International Co. Ltd.[a]	14,989	539,820
Korea Asset In Trust Co. Ltd.	28,578	179,454
Korea Electric Terminal Co. Ltd.	3,865	228,067
Korea Kolmar Co. Ltd.[a]	5,556	398,140
Korea Kolmar Holdings Co. Ltd.[a]	3,237	136,905
Korea Line Corp.[a]	5,051	153,923
Korea Petrochemical Ind. Co Ltd.	1,315	380,086
Korea REIT Co. Ltd.	81,157	221,085
Korean Reinsurance Co.	43,046	473,033
KT Skylife Co. Ltd.	18,215	219,508
Kumho Tire Co. Inc.[a]	44,038	227,734
Kyung Dong Navien Co. Ltd.	2,806	162,208
L&F Co. Ltd.	5,733	174,176
LEENO Industrial Inc.	6,043	325,895
LF Corp.	12,130	326,521
LG Hausys Ltd.	2,973	230,889
LG International Corp.	13,560	339,970
LIG Nex1 Co. Ltd.[c]	4,538	205,339
Lock&Lock Co. Ltd.	11,915	256,367

68	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

February 28, 2018

Security	Shares	Value
Loen Entertainment Inc.	2,925	$294,418
LOTTE Fine Chemical Co. Ltd.	7,396	482,184
Lotte Food Co. Ltd.[a]	331	178,812
LOTTE Himart Co. Ltd.	3,535	228,507
LS Corp.	6,899	484,185
LS Industrial Systems Co. Ltd.	6,495	334,676
Mando Corp.[c]	2,544	604,931
Medipost Co. Ltd.[a]	3,559	338,514
Meritz Financial Group Inc.	24,142	350,013
Meritz Fire & Marine Insurance Co. Ltd.	25,918	546,889
Meritz Securities Co. Ltd.	158,771	716,222
Modetour Network Inc.	6,566	242,534
Muhak Co. Ltd.	10,040	173,375
Namhae Chemical Corp.	25,749	292,467
Namyang Dairy Products Co. Ltd.[a]	279	176,742
Naturalendo Tech Co. Ltd.[a]	7,630	144,089
Nexen Tire Corp.	23,962	263,319
NHN Entertainment Corp.[a]	4,536	329,655
NHN KCP Corp.[a]	9,210	157,341
NICE Holdings Co. Ltd.[a]	9,666	133,444
NICE Information Service Co. Ltd.[a]	17,135	146,049
NongShim Co. Ltd.	1,203	343,270
NS Shopping Co. Ltd.[c]	13,289	173,644
NUTRIBIOTECH Co. Ltd.[a,c]	4,961	112,469
Orion Holdings Corp.	9,167	215,863
Osstem Implant Co. Ltd.[a]	4,993	231,460
Paradise Co. Ltd.	17,811	300,989
Partron Co. Ltd.[c]	18,208	156,876
Peptron Inc.[a,c]	2,908	181,800
Poongsan Corp.	8,646	343,716
POSCO Chemtech Co. Ltd.	9,533	392,183
Posco ICT Co. Ltd.	27,226	196,357
S&T Motiv Co. Ltd.	4,463	182,781
Samsung Engineering Co. Ltd.[a]	49,040	726,837
Samyang Corp.	2,297	189,631
Samyang Foods Co. Ltd.	1,973	176,366
Samyang Holdings Corp.	1,496	154,035
Seah Besteel Corp.	7,851	206,624
Seegene Inc.[a]	7,800	247,059
Seoul Semiconductor Co. Ltd.	15,574	343,005
SFA Engineering Corp.	8,170	282,544
Silicon Works Co. Ltd.[c]	4,995	201,802
SK Chemicals Co. Ltd./New[a]	3,449	347,161
SK Discovery Co. Ltd.	4,015	166,844
SK Gas Ltd.	1,925	167,453

Security	Shares	Value
SK Materials Co. Ltd.	2,457	$380,723
SK Securities Co. Ltd.[a]	167,980	186,145
SKC Co. Ltd.	9,366	339,473
SKCKOLONPI Inc.	5,197	191,246
SM Entertainment Co.[a]	8,760	297,285
Songwon Industrial Co. Ltd.	7,156	158,266
Soulbrain Co. Ltd.[c]	3,654	196,383
SPC Samlip Co. Ltd.[a]	1,078	132,896
Ssangyong Cement Industrial Co. Ltd.	12,427	239,841
Sungwoo Hitech Co. Ltd.	30,616	196,209
Taekwang Industrial Co. Ltd.	194	236,118
Taewoong Co. Ltd.[a]	5,056	101,083
TELCON Inc.[a,c]	21,941	248,201
TES Co. Ltd./Korea	6,378	197,012
Tokai Carbon Korea Co. Ltd.	2,313	158,486
Tongyang Inc.[a]	98,720	185,060
Tongyang Life Insurance Co. Ltd.	21,548	143,070
Toptec Co. Ltd.[a]	9,253	250,358
Vieworks Co. Ltd.	3,782	146,160
ViroMed Co. Ltd.[a]	5,277	1,140,288
Webzen Inc.[a]	7,487	183,217
WeMade Entertainment Co. Ltd.	4,310	214,525
WONIK IPS Co. Ltd.	11,369	373,752
Youngone Corp.	10,424	281,561
Yuanta Securities Korea Co. Ltd.[a]	38,896	162,351
Yungjin Pharmaceutical Co. Ltd.[a]	36,504	295,969

		51,967,341
TAIWAN — 17.42%
A-DATA Technology Co. Ltd.	92,000	231,611
AcBel Polytech Inc.	256,000	188,084
Accton Technology Corp.	187,000	717,371
Advanced Ceramic X Corp.	18,000	217,945
Advanced Wireless Semiconductor Co.	69,000	160,473
AmTRAN Technology Co. Ltd.	388,312	226,107
Ardentec Corp.	171,000	208,219
Asia Optical Co. Inc.	93,000	350,396
Asia Polymer Corp.	509,869	313,478
ASPEED Technology Inc.	9,000	237,674
Basso Industry Corp.	56,000	118,539
BES Engineering Corp.	924,000	238,315
Bizlink Holding Inc.	41,770	380,566
Casetek Holdings Ltd.	74,816	246,521
Cathay Real Estate Development Co. Ltd.	302,300	164,634
Charoen Pokphand Enterprise	66,000	151,914

CONSOLIDATED SCHEDULES OF INVESTMENTS	69

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

February 28, 2018

Security	Shares	Value
Chaun-Choung Technology Corp.	26,000	$83,266
Cheng Loong Corp.	414,000	239,647
Cheng Uei Precision Industry Co. Ltd.	179,000	258,732
Chilisin Electronics Corp.	60,000	197,702
Chin-Poon Industrial Co. Ltd.	145,000	273,159
China Bills Finance Corp.	661,000	346,399
China Man-Made Fiber Corp.[a]	663,700	220,055
China Petrochemical Development Corp.[a]	869,000	400,337
China Steel Chemical Corp.	71,000	361,134
China Synthetic Rubber Corp.	284,233	486,775
Chipbond Technology Corp.	255,000	598,294
Chlitina Holding Ltd.	20,000	102,071
Chong Hong Construction Co. Ltd.	81,424	231,481
Chroma ATE Inc.	138,000	756,281
Chunghwa Precision Test Tech Co. Ltd.	7,000	254,149
Compeq Manufacturing Co. Ltd.	392,000	456,509
Concraft Holding Co. Ltd.	15,528	139,082
Coretronic Corp.	185,400	284,811
CSBC Corp. Taiwan[a]	389,420	183,402
CTCI Corp.	257,000	396,123
Cub Elecparts Inc.	20,600	243,075
Darwin Precisions Corp.	137,000	140,306
E Ink Holdings Inc.	312,000	504,941
Egis Technology Inc.[a]	27,000	150,742
Elan Microelectronics Corp.	190,000	294,806
Elite Advanced Laser Corp.	57,840	243,679
Elite Material Co. Ltd.	106,000	397,561
Elite Semiconductor Memory Technology Inc.	120,000	173,040
Ennoconn Corp.	20,000	340,463
Epistar Corp.[a]	372,000	672,761
Eternal Materials Co. Ltd.	480,532	511,878
Everlight Electronics Co. Ltd.	183,000	288,959
Far Eastern Department Stores Ltd.	587,000	319,683
Far Eastern International Bank	1,006,360	332,633
Faraday Technology Corp.	121,000	281,410
Feng Hsin Steel Co. Ltd.	220,000	463,428
Firich Enterprises Co. Ltd.	95,267	136,560
FLEXium Interconnect Inc.	112,418	431,259
Foxsemicon Integrated Technology Inc.	22,000	179,343
Genius Electronic Optical Co. Ltd.[a]	22,000	183,864
Getac Technology Corp.	199,000	293,093

Security	Shares	Value
Gigabyte Technology Co. Ltd.	229,000	$551,410
Ginko International Co. Ltd.	18,000	132,863
Gintech Energy Corp.[a]	258,647	147,948
Global Unichip Corp.	37,000	392,869
Gloria Material Technology Corp.	330,850	228,911
Goldsun Building Materials Co. Ltd.[a]	623,000	201,866
Gourmet Master Co. Ltd.	29,070	407,242
Grand Pacific Petrochemical	350,000	350,054
Grape King Bio Ltd.	42,000	310,733
Great Wall Enterprise Co. Ltd.	256,128	297,839
Greatek Electronics Inc.	192,000	373,537
HannStar Display Corp.	970,320	334,014
Ho Tung Chemical Corp.[a]	927,342	287,139
Holy Stone Enterprise Co. Ltd.	67,050	214,272
Hota Industrial Manufacturing Co. Ltd.	87,192	386,750
Hu Lane Associate Inc.	35,000	172,030
Huaku Development Co. Ltd.	132,080	325,275
Huang Hsiang Construction Corp.	75,000	76,039
Hung Sheng Construction Ltd.	371,000	371,057
International Games System Co. Ltd.	22,000	116,045
Iron Force Industrial Co. Ltd.	24,000	82,615
ITEQ Corp.	115,600	302,903
Jih Sun Financial Holdings Co. Ltd.	669,690	196,121
Kenda Rubber Industrial Co. Ltd.	342,341	425,647
Kerry TJ Logistics Co. Ltd.	193,000	254,178
Kindom Construction Corp.	209,000	151,047
King Slide Works Co. Ltd.	26,000	379,374
King Yuan Electronics Co. Ltd.	492,000	530,835
King’s Town Bank Co. Ltd.	355,000	479,689
Kinpo Electronics	710,000	251,700
Kinsus Interconnect Technology Corp.	114,000	198,750
LandMark Optoelectronics Corp.	18,400	235,392
LCY Chemical Corp.	217,000	331,496
Lealea Enterprise Co. Ltd.[a]	541,590	215,185
Li Cheng Enterprise Co. Ltd.	42,240	79,719
Lien Hwa Industrial Corp.	343,904	446,437
Long Chen Paper Co. Ltd.	258,751	323,932
Lotes Co. Ltd.	24,000	164,409
Makalot Industrial Co. Ltd.	69,559	328,788
Masterlink Securities Corp.	898,121	281,783
Mercuries & Associates Holding Ltd.	311,330	264,458
Merida Industry Co. Ltd.	79,000	347,708
Merry Electronics Co. Ltd.	63,000	414,310
Microbio Co. Ltd.[a]	285,727	202,095
Mitac Holdings Corp.	346,379	384,991
Motech Industries Inc.[a]	212,344	158,555

70	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

February 28, 2018

Security	Shares	Value
Nan Kang Rubber Tire Co. Ltd.	370,000	$340,275
Neo Solar Power Corp.[a]	425,364	199,602
OBI Pharma Inc.[a]	44,000	257,711
Oriental Union Chemical Corp.	235,000	259,989
Pan-International Industrial Corp.	140,722	107,004
Parade Technologies Ltd.	25,000	475,244
PChome Online Inc.	39,305	218,096
PharmaEngine Inc.	34,756	154,759
PharmaEssentia Corp.[a]	55,000	324,964
Pharmally International Holding Co. Ltd.	14,851	193,805
Pixart Imaging Inc.	59,635	264,518
Poya International Co. Ltd.	23,453	303,249
President Securities Corp.[a]	524,741	265,107
Primax Electronics Ltd.	179,000	459,831
Prince Housing & Development Corp.	536,917	218,846
Qisda Corp.	741,000	516,496
Radiant Opto-Electronics Corp.	170,000	480,382
Radium Life Tech Co. Ltd.[a]	501,707	212,227
Ritek Corp.[a]	928,260	166,922
Roo Hsing Co. Ltd.[a]	386,000	239,965
Sanyang Motor Co. Ltd.	410,820	297,609
ScinoPharm Taiwan Ltd.	128,708	141,733
SDI Corp.	59,000	155,202
Senao International Co. Ltd.	115,000	203,250
Sercomm Corp.	117,000	340,234
Shin Zu Shing Co. Ltd.	61,000	189,296
Shining Building Business Co. Ltd.[a]	487,858	178,797
Shinkong Synthetic Fibers Corp.	773,135	249,719
Silergy Corp.	25,000	556,593
Simplo Technology Co. Ltd.	62,600	396,671
Sino-American Silicon Products Inc.	207,000	636,694
Sinyi Realty Inc.	150,588	203,996
Sitronix Technology Corp.	61,000	175,298
Soft-World International Corp.	65,140	148,819
St. Shine Optical Co. Ltd.	17,000	526,382
Sunny Friend Environmental Technology Co. Ltd.	30,000	239,934
Sunonwealth Electric Machine Industry Co. Ltd.	141,000	245,339
TA Chen Stainless Pipe	393,010	339,225
Taichung Commercial Bank Co. Ltd.	1,545,014	537,134
Tainan Spinning Co. Ltd.	466,190	213,969
Taiwan Acceptance Corp.	46,000	178,041
Taiwan Fertilizer Co. Ltd.	383,000	510,964

Security	Shares	Value
Taiwan Glass Industry Corp.[a]	430,000	$264,373
Taiwan Hon Chuan Enterprise Co. Ltd.	167,004	314,611
Taiwan Paiho Ltd.	92,050	307,406
Taiwan Secom Co. Ltd.	169,450	527,581
Taiwan Semiconductor Co. Ltd.	93,000	226,165
Taiwan Shin Kong Security Co. Ltd.	308,640	404,888
Taiwan Surface Mounting Technology Corp.	367,633	372,097
Taiwan TEA Corp.	456,000	232,721
Taiwan Union Technology Corp.	76,000	243,133
Tatung Co. Ltd.[a]	726,000	629,131
TCI Co. Ltd.	23,000	259,972
Ton Yi Industrial Corp.	564,000	260,794
Tong Hsing Electronic Industries Ltd.	59,000	229,368
Tong Yang Industry Co. Ltd.	149,133	268,174
Toung Loong Textile Manufacturing	61,000	154,613
TPK Holding Co. Ltd.[a]	116,000	288,455
Tripod Technology Corp.	171,000	572,235
TSRC Corp.	239,000	270,554
TTY Biopharm Co. Ltd.	89,450	300,255
Tung Ho Steel Enterprise Corp.	392,000	339,696
Tung Thih Electronic Co. Ltd.	22,000	111,147
TWi Pharmaceuticals Inc.[a]	38,000	97,227
TXC Corp.	179,000	242,178
U-Ming Marine Transport Corp.	172,000	219,746
Unimicron Technology Corp.	487,000	336,949
UPC Technology Corp.	397,202	251,010
USI Corp.	474,089	248,448
Visual Photonics Epitaxy Co. Ltd.	94,425	362,234
Voltronic Power Technology Corp.	19,077	326,385
Wafer Works Corp.[a]	166,000	257,567
Wah Lee Industrial Corp.	192,000	372,222
Walsin Lihwa Corp.	1,071,000	621,789
Walsin Technology Corp.	122,603	362,826
Waterland Financial Holdings Co. Ltd.	1,015,097	347,690
Win Semiconductors Corp.	1	9
Wistron NeWeb Corp.	121,923	340,769
Wowprime Corp.	23,000	101,231
WT Microelectronics Co. Ltd.	206,757	333,199
XinTec Inc.[a]	61,000	119,512
Yang Ming Marine Transport Corp.[a]	476,820	169,852
Yeong Guan Energy Technology Group Co. Ltd.	52,601	140,531
YFY Inc.[a]	668,000	321,467

CONSOLIDATED SCHEDULES OF INVESTMENTS	71

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

February 28, 2018

Security	Shares	Value
Yieh Phui Enterprise Co. Ltd.	590,342	$233,545
YungShin Global Holding Corp.	224,200	311,010
Yungtay Engineering Co. Ltd.	182,000	372,160
Zinwell Corp.	150,000	138,206

		55,643,772
THAILAND — 3.65%
Amata Corp. PCL NVDR	394,400	317,254
Bangchak Corp. PCL NVDR	218,600	282,042
Bangkok Airways PCL NVDR[c]	569,100	270,137
Bangkok Chain Hospital PCL NVDR	569,100	288,267
Bangkok Land PCL NVDR[c]	9,849,500	552,250
Beauty Community PCL NVDR[c]	846,100	574,130
CH Karnchang PCL NVDR[c]	332,000	269,704
Chularat Hospital PCL NVDR	2,732,500	177,582
Eastern Polymer Group PCL NVDR[c]	662,400	154,046
Esso Thailand PCL NVDR[a]	572,100	324,415
GFPT PCL NVDR[c]	308,200	128,621
Group Lease PCL[c]	406,900	116,664
Gunkul Engineering PCL NVDR[c]	1,556,883	192,440
Hana Microelectronics PCL NVDR	245,900	323,140
Italian-Thai Development PCL NVDR[c]	1,592,800	171,509
Jasmine International PCL NVDR	1,022,700	224,805
Khon Kaen Sugar Industry PCL NVDR[c]	806,530	98,664
Kiatnakin Bank PCL NVDR	169,732	421,762
Krungthai Card PCL NVDR[c]	53,800	454,189
LPN Development PCL NVDR[c]	494,200	162,162
Major Cineplex Group PCL NVDR[c]	297,400	251,070
Malee Group PCL[c]	65,800	48,422
Muangthai Leasing PCL NVDR[c]	269,400	371,187
PTG Energy PCL NVDR[c]	287,700	164,060
Quality Houses PCL NVDR	3,294,367	312,750
Samart Corp. PCL NVDR[c]	274,300	74,277
Siam Global House PCL NVDR[c]	619,795	323,818
Sino-Thai Engineering & Construction PCL NVDR	385,028	245,319
Sri Trang Agro-Industry PCL NVDR[c]	337,680	122,636
Srisawad Corp PCL NVDR[c]	232,525	455,568
Supalai PCL NVDR[c]	391,500	288,106
Superblock PCL NVDR[a,c]	6,014,500	197,354
Taokaenoi Food & Marketing PCL[c]	185,500	117,600
Thai Airways International PCL NVDR[a]	272,000	130,844
Thai Vegetable Oil PCL NVDR[c]	217,400	218,162
Thaicom PCL NVDR[c]	294,400	100,353

Security	Shares	Value
Thanachart Capital PCL NVDR	286,900	$509,547
Tisco Financial Group PCL NVDR	144,940	408,639
TTW PCL NVDR	922,400	390,822
U City PCL NVDR[a]	233,765,100	223,414
VGI Global Media PCL NVDR[c]	1,106,100	237,852
Vibhavadi Medical Center PCL NVDR	3,912,500	316,590
WHA Corp. PCL NVDR	3,459,300	454,040
Workpoint Entertainment PCL[c]	72,100	185,475

		11,651,688
TURKEY — 1.26%
AG Anadolu Grubu Holding AS	25,632	196,763
Akcansa Cimento ASc	66,237	189,326
Aksa Akrilik Kimya Sanayii AS	52,321	211,678
Aygaz AS	56,488	231,654
Besiktas Futbol Yatirimlari Sanayi ve Ticaret ASa	66,687	66,924
Cimsa Cimento Sanayi VE Ticaret ASc	61,186	215,717
Dogan Sirketler Grubu Holding ASa,c	586,450	123,254
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class Da	407,262	368,055
Koza Altin Isletmeleri ASa	18,110	155,958
Koza Anadolu Metal Madencilik Isletmeleri ASa,c	92,189	131,994
Logo Yazilim Sanayi Ve Ticaret ASa	9,999	143,689
Mavi Giyim Sanayi Ve Ticaret AS Class Ba,b	12,402	173,822
Otokar Otomotiv Ve Savunma Sanayi ASc	4,679	146,278
Soda Sanayii AS	228,848	304,814
Tekfen Holding AS	72,553	346,330
Trakya Cam Sanayii AS	280,275	357,113
Turkiye Sinai Kalkinma Bankasi AS	665,621	295,525
Vestel Elektronik Sanayi ve Ticaret ASa,c	41,661	118,752
Zorlu Enerji Elektrik Uretim ASa,c	412,342	235,070

		4,012,716
UNITED ARAB EMIRATES — 0.53%
Agthia Group PJSC	87,504	104,587
Air Arabia PJSC	875,240	312,164
Al Waha Capital PJSC	432,843	253,369
Amanat Holdings PJSC	463,105	185,345

72	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

February 28, 2018

Security	Shares	Value
Amlak Finance PJSC[a]	308,665	$76,474
Arabtec Holding PJSC[a]	257,024	172,145
Dana Gas PJSC[a]	1,333,646	272,325
Deyaar Development PJSC[a]	885,649	127,315
Drake & Scull International PJSC[a]	228,391	114,415
Eshraq Properties Co. PJSC[a]	438,307	87,114

		1,705,253

TOTAL COMMON STOCKS
(Cost: $269,385,208)		313,528,613

PREFERRED STOCKS — 1.56%

BRAZIL — 1.51%
Alpargatas SA, Preference Shares	62,300	328,495
Banco ABC Brasil SA, Preference Shares	32,736	189,841
Banco do Estado do Rio Grande do Sul SA Class B, Preference Shares	68,800	384,369
Bradespar SA, Preference Shares	89,200	938,196
Cia. de Gas de Sao Paulo – COMGAS, Preference Shares	10,500	190,398
Cia. de Saneamento do Parana, Preference Shares	53,400	169,795
Cia. Energetica de Sao Paulo Class B, Preference Shares	76,100	356,051
Cia. Paranaense de Energia Class B, Preference Shares	41,800	326,165
Gol Linhas Aereas Inteligentes SA, Preference Shares	41,000	242,309
Marcopolo SA, Preference Shares	211,500	266,267
Metalurgica Gerdau SA, Preference Shares	254,800	618,030
Randon SA Implemetos e Participacoes, Preference Shares	69,525	198,169
Usinas Siderurgicas de Minas Gerais SA Class A, Preference Shares	165,000	625,718

		4,833,803
COLOMBIA — 0.05%
Avianca Holdings SA, Preference Shares	147,154	170,063

		170,063

TOTAL PREFERRED STOCKS
(Cost: $3,199,075)		5,003,866

Security	Shares	Value
RIGHTS — 0.00%

THAILAND — 0.00%
U City PCL (Expires 03/07/18) NVDR[a]	187,012,080	$60

		60

TOTAL RIGHTS
(Cost: $0)		60

SHORT-TERM INVESTMENTS — 8.75%

MONEY MARKET FUNDS — 8.75%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.58%[f,g,h]	27,738,009	27,740,783
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[f,g]	205,984	205,984

		27,946,767

TOTAL SHORT-TERM INVESTMENTS
(Cost: $27,946,143)		27,946,767

TOTAL INVESTMENTS IN SECURITIES — 108.47%
(Cost: $300,530,426)		346,479,306
Other Assets, Less Liabilities — (8.47)%		(27,066,538)

NET ASSETS — 100.00%		$319,412,768

ADR   —  American Depositary Receipts

CPO   —  Certificates of Participation (Ordinary)

GDR   —  Global Depositary Receipts

NVDR   —  Non-Voting Depositary Receipts

[a]	Non-income producing security.
[b]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[c]	All or a portion of this security is on loan.
[d]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[e]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[f]	Affiliate of the Fund.
[g]	Annualized 7-day yield as of period end.
[h]	All or a portion of this security was purchased with cash collateral received from loaned securities.

CONSOLIDATED SCHEDULES OF INVESTMENTS	73

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

February 28, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased		Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	25,015,086	2,722,923	[b]	—	27,738,009	$27,740,783	$725,558	[c]	$(2,648)	$(3,860)
BlackRock Cash Funds: Treasury, SL Agency Shares	579,280	—		(373,296)[b]	205,984	205,984	3,340		—	—

						$27,946,767	$728,898		$(2,648)	$(3,860)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$312,079,310	$1,367,534	$81,769	$313,528,613
Preferred stocks	5,003,866	—	—	5,003,866
Rights	—	60	—	60
Money market funds	27,946,767	—	—	27,946,767

Total	$345,029,943	$1,367,594	$81,769	$346,479,306

See notes to consolidated financial statements.

74	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statements of Assets and Liabilities (Unaudited)

iSHARES®, INC.

February 28, 2018

	iShares Core MSCI Emerging Markets ETF	iShares MSCI BRIC ETF	iShares MSCI Emerging Markets Asia ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$38,842,978,987	$267,151,158	$506,414,885
Affiliated (Note 2)	2,821,074,522	30,151,750	14,936,072

Total cost of investments in securities	$41,664,053,509	$297,302,908	$521,350,957

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$48,543,050,023	$341,714,415	$626,788,905
Affiliated (Note 2)	2,821,133,128	30,152,382	14,935,775
Foreign currency, at value[b]	28,124,982	259,932	96,534
Cash pledged to broker for futures contracts	3,548,719	—	—
Cash	40,539,930	764,471	1,171,482
Receivables:
Investment securities sold	151,259,129	1,453,744	3,303,853
Due from custodian (Note 4)	10,853,677	—	—
Dividends and interest	126,048,450	652,545	1,586,255
Capital shares sold	33,138,660	—	—
Futures variation margin	2,453,352	—	—
Tax reclaims	21,764	—	—

Total Assets	51,760,171,814	374,997,489	647,882,804

LIABILITIES
Payables:
Investment securities purchased	231,813,076	1,345,818	3,238,058
Collateral for securities on loan (Note 1)	2,748,630,533	30,152,447	14,937,791
Line of credit (Note 8)	—	400,030	375,028
Foreign taxes (Note 1)	451,713	—	70
Deferred foreign capital gains taxes (Note 1)	40,362,900	548,571	596,473
Investment advisory fees (Note 2)	4,763,675	170,382	242,104

Total Liabilities	3,026,021,897	32,617,248	19,389,524

NET ASSETS	$48,734,149,917	$342,380,241	$628,493,280

Net assets consist of:
Paid-in capital	$40,291,357,016	$498,923,576	$531,292,985
Distributions in excess of net investment income	(93,494,886)	(281,380)	(2,276,296)
Accumulated net realized loss	(1,125,560,465)	(230,279,615)	(20,287,966)
Net unrealized appreciation	9,661,848,252	74,017,660	119,764,557

NET ASSETS	$48,734,149,917	$342,380,241	$628,493,280

Shares outstanding[c]	832,200,000	7,250,000	8,350,000

Net asset value per share	$58.56	$47.22	$75.27

[a]	Securities on loan with values of $2,610,787,582, $29,121,733 and $13,070,731, respectively. See Note 1.
[b]	Cost of foreign currency: $28,022,600, $259,230 and $96,711, respectively.
[c]	$0.001 par value, number of shares authorized: 2.05 billion, 500 million and 500 million, respectively.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	75

Consolidated Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 28, 2018

iShares MSCI Emerging Markets Small-Cap ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$272,584,283
Affiliated (Note 2)	27,946,143

Total cost of investments in securities	$300,530,426

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$318,532,539
Affiliated (Note 2)	27,946,767
Foreign currency, at value[b]	470,332
Receivables:
Investment securities sold	1,583,012
Dividends and interest	612,493

Total Assets	349,145,143

LIABILITIES
Payables:
Investment securities purchased	1,630,905
Collateral for securities on loan (Note 1)	27,743,460
Foreign taxes (Note 1)	658
Deferred foreign capital gains taxes (Note 1)	198,708
Investment advisory fees (Note 2)	158,644

Total Liabilities	29,732,375

NET ASSETS	$319,412,768

Net assets consist of:
Paid-in capital	$282,334,723
Distributions in excess of net investment income	(2,097,838)
Accumulated net realized loss	(6,571,046)
Net unrealized appreciation	45,746,929

NET ASSETS	$319,412,768

Shares outstanding[c]	5,950,000

Net asset value per share	$53.68

[a]	Securities on loan with a value of $25,722,804. See Note 1.
[b]	Cost of foreign currency: $471,325.
[c]	$0.001 par value, number of shares authorized: 500 million.

See notes to consolidated financial statements.

76	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statements of Operations (Unaudited)

iSHARES®, INC.

Six months ended February 28, 2018

	iShares Core MSCI Emerging Markets ETF	iShares MSCI BRIC ETF	iShares MSCI Emerging Markets Asia ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$295,515,203	$1,754,465	$2,934,936
Dividends — affiliated (Note 2)	542,718	2,750	9,056
Interest — unaffiliated	7,804	—	—
Securities lending income — affiliated — net (Note 2)[b]	23,269,381	64,717	95,232

	319,335,106	1,821,932	3,039,224
Less: Other foreign taxes (Note 1)	(317,231)	—	(5,716)

Total investment income	319,017,875	1,821,932	3,033,508

EXPENSES
Investment advisory fees (Note 2)	29,281,842	1,008,812	1,426,740
Mauritius income taxes (Note 1)	977,661	10,565	20,448
Proxy fees	3,167	34	37
Commitment fees (Note 8)	118,935	1,677	2,049
Interest expense (Note 8)	19,961	30	292

Total expenses	30,401,566	1,021,118	1,449,566
Less investment advisory fees waived (Note 2)	(1,119,724)	—	—

Net expenses	29,281,842	1,021,118	1,449,566

Net investment income	289,736,033	800,814	1,583,942

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated[c]	(91,644,210)	(1,895,866)	(4,327,375)
Investments — affiliated (Note 2)	(192,538)	(2,186)	(940)
In-kind redemptions — unaffiliated	—	4,812,858	15,635,171
Futures contracts	9,350,761	—	—
Foreign currency transactions	149,048	(6,578)	(57,780)

Net realized gain (loss)	(82,336,939)	2,908,228	11,249,076

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated[d]	3,835,134,859	31,489,821	41,434,480
Investments — affiliated (Note 2)	(247,254)	(1,505)	(1,568)
Futures contracts	(4,516,826)	—	—
Translation of assets and liabilities in foreign currencies	(555,835)	957	(13,783)

Net change in unrealized appreciation/depreciation	3,829,814,944	31,489,273	41,419,129

Net realized and unrealized gain	3,747,478,005	34,397,501	52,668,205

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,037,214,038	$35,198,315	$54,252,147

[a]	Net of foreign withholding tax of $32,743,605, $133,236 and $370,625, respectively.
[b]	Net of securities lending income tax paid of $1,106,451, $ — and $ —, respectively.
[c]	Net of foreign capital gains taxes of $91,727, $ — and $ —, respectively.
[d]	Net of deferred foreign capital gains taxes of $40,362,900, $548,571 and $596,473, respectively.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	77

Consolidated Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended February 28, 2018

iShares MSCI Emerging Markets Small-Cap ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$1,894,140
Dividends — affiliated (Note 2)	3,340
Securities lending income — affiliated — net (Note 2)	725,558

2,623,038
Less: Other foreign taxes (Note 1)	(3,878)

Total investment income	2,619,160

EXPENSES
Investment advisory fees (Note 2)	931,147
Mauritius income taxes (Note 1)	3,086
Proxy fees	24
Commitment fees (Note 8)	1,215

Total expenses	935,472

Net investment income	1,683,688

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	5,097,857
Investments — affiliated (Note 2)	(2,648)
In-kind redemptions — unaffiliated	2,966,990
Foreign currency transactions	3,885

Net realized gain	8,066,084

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated[b]	18,787,894
Investments — affiliated (Note 2)	(3,860)
Translation of assets and liabilities in foreign currencies	(4,947)

Net change in unrealized appreciation/depreciation	18,779,087

Net realized and unrealized gain	26,845,171

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$28,528,859

[a]	Net of foreign withholding tax of $192,782.
[b]	Net of deferred foreign capital gains taxes of $198,708.

See notes to consolidated financial statements.

78	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statements of Changes in Net Assets

iSHARES®, INC.

	iShares Core MSCI Emerging Markets ETF		iShares MSCI BRIC ETF
	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$289,736,033	$673,065,996	$800,814	$4,074,906
Net realized gain (loss)	(82,336,939)	(251,417,814)	2,908,228	4,403,874
Net change in unrealized appreciation/depreciation	3,829,814,944	5,496,593,394	31,489,273	45,791,924

Net increase in net assets resulting from operations	4,037,214,038	5,918,241,576	35,198,315	54,270,704

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(718,421,598)	(472,049,457)	(3,520,455)	(2,786,991)

Total distributions to shareholders	(718,421,598)	(472,049,457)	(3,520,455)	(2,786,991)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	8,640,059,937	15,325,617,290	67,159,638	130,590,725
Cost of shares redeemed	—	—	(18,158,963)	(102,860,630)

Net increase in net assets from capital share transactions	8,640,059,937	15,325,617,290	49,000,675	27,730,095

INCREASE IN NET ASSETS	11,958,852,377	20,771,809,409	80,678,535	79,213,808

NET ASSETS
Beginning of period	36,775,297,540	16,003,488,131	261,701,706	182,487,898

End of period	$48,734,149,917	$36,775,297,540	$342,380,241	$261,701,706

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(93,494,886)	$335,190,679	$(281,380)	$2,438,261

SHARES ISSUED AND REDEEMED
Shares sold	150,000,000	323,400,000	1,450,000	3,600,000
Shares redeemed	—	—	(400,000)	(2,850,000)

Net increase in shares outstanding	150,000,000	323,400,000	1,050,000	750,000

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	79

Consolidated Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Emerging Markets Asia ETF		iShares MSCI Emerging Markets Small-Cap ETF
	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,583,942	$6,168,348	$1,683,688	$4,272,056
Net realized gain (loss)	11,249,076	(1,931,555)	8,066,084	(1,051,152)
Net change in unrealized appreciation/depreciation	41,419,129	71,503,450	18,779,087	29,206,941

Net increase in net assets resulting from operations	54,252,147	75,740,243	28,528,859	32,427,845

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(8,112,101)	(3,388,608)	(5,359,939)	(3,832,107)

Total distributions to shareholders	(8,112,101)	(3,388,608)	(5,359,939)	(3,832,107)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	159,078,157	262,708,017	47,909,373	103,772,829
Cost of shares redeemed	(78,055,228)	(50,592,389)	(5,184,618)	—

Net increase in net assets from capital share transactions	81,022,929	212,115,628	42,724,755	103,772,829

INCREASE IN NET ASSETS	127,162,975	284,467,263	65,893,675	132,368,567

NET ASSETS
Beginning of period	501,330,305	216,863,042	253,519,093	121,150,526

End of period	$628,493,280	$501,330,305	$319,412,768	$253,519,093

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(2,276,296)	$4,251,863	$(2,097,838)	$1,578,413

SHARES ISSUED AND REDEEMED
Shares sold	2,100,000	4,300,000	900,000	2,350,000
Shares redeemed	(1,000,000)	(900,000)	(100,000)	—

Net increase in shares outstanding	1,100,000	3,400,000	800,000	2,350,000

See notes to consolidated financial statements.

80	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares Core MSCI Emerging Markets ETF
	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Period from Oct. 18, 2012[a] to Aug. 31, 2013
Net asset value, beginning of period	$53.91	$44.60	$40.75	$53.89	$45.71	$49.06

Income from investment operations:
Net investment income[b]	0.39	1.31	1.20	1.21	1.31	1.33
Net realized and unrealized gain (loss)[c]	5.23	8.95	3.58	(13.26)	7.78	(4.14)

Total from investment operations	5.62	10.26	4.78	(12.05)	9.09	(2.81)

Less distributions from:
Net investment income	(0.97)	(0.95)	(0.93)	(1.09)	(0.91)	(0.54)

Total distributions	(0.97)	(0.95)	(0.93)	(1.09)	(0.91)	(0.54)

Net asset value, end of period	$58.56	$53.91	$44.60	$40.75	$53.89	$45.71

Total return	10.54%[d]	23.45%	11.99%	(22.61)%	20.05%	(5.75)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$48,734,150	$36,775,298	$16,003,488	$7,025,331	$5,669,167	$1,864,965
Ratio of expenses to average net assets[e]	0.14%	0.14%	0.17%	0.18%	0.17%	0.05%
Ratio of expenses to average net assets prior to waived fees[e]	0.15%	0.15%	0.17%	0.18%	0.18%	0.18%
Ratio of net investment income to average net assets[e]	1.39%	2.74%	2.93%	2.49%	2.61%	3.17%
Portfolio turnover rate[f]	2%[d]	4%	10%	7%	8%	15%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 28, 2018, the years ended August 31, 2017, August 31, 2016, August 31, 2015, August 31, 2014 and the period ended August 31, 2013 were 2%, 4%, 10%, 7%, 8%, and 15%, respectively. See Note 4.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS	81

Consolidated Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI BRIC ETF
	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013
Net asset value, beginning of period	$42.21	$33.48	$30.74	$41.12	$34.41	$35.68

Income from investment operations:
Net investment income[a]	0.12	0.70	0.64	0.77	0.89	0.84
Net realized and unrealized gain (loss)[b]	5.41	8.57	2.84	(10.20)	6.53	(1.25)

Total from investment operations	5.53	9.27	3.48	(9.43)	7.42	(0.41)

Less distributions from:
Net investment income	(0.52)	(0.54)	(0.74)	(0.95)	(0.71)	(0.86)

Total distributions	(0.52)	(0.54)	(0.74)	(0.95)	(0.71)	(0.86)

Net asset value, end of period	$47.22	$42.21	$33.48	$30.74	$41.12	$34.41

Total return	13.19%[c]	28.15%	11.61%	(23.19)%	21.73%	(1.17)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$342,380	$261,702	$182,488	$196,758	$411,164	$474,861
Ratio of expenses to average net assets[d]	0.67%	0.70%	0.73%	0.69%	0.68%	0.67%
Ratio of net investment income to average net assets[d]	0.52%	1.96%	2.13%	2.07%	2.38%	2.18%
Portfolio turnover rate[e]	5%[c]	24%	20%	9%	10%	10%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 28, 2018, the years ended August 31, 2017, August 31, 2016, August 31, 2015, August 31, 2014 and August 31, 2013 were 3%, 7% ,20%, 9%, 6% and 9%, respectively. See Note 4.

See notes to consolidated financial statements.

82	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Emerging Markets Asia ETF
	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013
Net asset value, beginning of period	$69.15	$56.33	$50.87	$62.08	$52.23	$50.18

Income from investment operations:
Net investment income[a]	0.20	1.31	1.02	1.25	1.36	1.15
Net realized and unrealized gain (loss)[b]	6.94	12.43	5.54	(11.61)	9.75	1.82

Total from investment operations	7.14	13.74	6.56	(10.36)	11.11	2.97

Less distributions from:
Net investment income	(1.02)	(0.92)	(1.10)	(0.85)	(1.26)	(0.92)

Total distributions	(1.02)	(0.92)	(1.10)	(0.85)	(1.26)	(0.92)

Net asset value, end of period	$75.27	$69.15	$56.33	$50.87	$62.08	$52.23

Total return	10.39%[c]	24.80%	13.14%	(16.86)%	21.54%[d]	5.88%

Ratios/Supplemental data:
Net assets, end of period (000s)	$628,493	$501,330	$216,863	$124,637	$80,706	$31,341
Ratio of expenses to average net assets[e]	0.50%	0.49%	0.49%	0.49%	0.49%	0.49%
Ratio of expenses to average net assets prior to waived fees[e]	n/a	n/a	0.66%	0.68%	0.68%	0.68%
Ratio of net investment income to average net assets[e]	0.54%	2.16%	1.98%	2.10%	2.36%	2.09%
Portfolio turnover rate[f]	11%[c]	15%	22%	16%	33%	174%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Includes payment from an affiliate. Not including these proceeds, the Fund’s total return would have been 21.46%.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for six months ended February 28, 2018, the years ended August 31, 2017, August 31, 2016, August 31, 2015, August 31, 2014 and August 31, 2013 were 5%, 6%, 16%, 10%, 33% and 21%, respectively. See Note 4.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS	83

Consolidated Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Emerging Markets Small-Cap ETF
	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013
Net asset value, beginning of period	$49.23	$43.27	$40.06	$51.37	$43.78	$43.44

Income from investment operations:
Net investment income[a]	0.31	1.04	0.90	1.04	0.93	1.07
Net realized and unrealized gain (loss)[b]	5.12	5.81	3.36	(11.06)	7.67	1.13

Total from investment operations	5.43	6.85	4.26	(10.02)	8.60	2.20

Less distributions from:
Net investment income	(0.98)	(0.89)	(1.05)	(1.29)	(1.01)	(1.86)

Total distributions	(0.98)	(0.89)	(1.05)	(1.29)	(1.01)	(1.86)

Net asset value, end of period	$53.68	$49.23	$43.27	$40.06	$51.37	$43.78

Total return	11.14%[c]	16.17%	10.83%	(19.77)%	19.92%[d]	4.85%

Ratios/Supplemental data:
Net assets, end of period (000s)	$319,413	$253,519	$121,151	$76,120	$43,666	$30,644
Ratio of expenses to average net assets[e]	0.66%	0.69%	0.71%	0.69%	0.67%	0.67%
Ratio of net investment income to average net assets[e]	1.19%	2.32%	2.20%	2.20%	1.93%	2.26%
Portfolio turnover rate[f]	6%[c]	19%	24%	23%	20%	21%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Includes payment from an affiliate. Not including these proceeds, the Fund’s total return would have been 19.73%.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for six months ended February 28, 2018 and the years ended August 31, 2017, August 31, 2016, August 31, 2015, August 31, 2014 and August 31, 2013 were 6%, 19%, 24%, 23%, 20% and 21%, respectively. See Note 4.

See notes to consolidated financial statements.

84	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to Articles of Incorporation as subsequently amended and restated.

These consolidated financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Core MSCI Emerging Markets	Diversified
MSCI BRIC	Diversified
MSCI Emerging Markets Asia	Diversified
MSCI Emerging Markets Small-Cap	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund carries out its investment strategies associated with investment in Indian securities by investing in a wholly-owned subsidiary in the Republic of Mauritius (each, a “Subsidiary”), which in turn invests in Indian securities included in the underlying index. The investment adviser of each Fund also serves as the investment adviser to each Subsidiary. Through this investment structure, each Fund expects to obtain certain benefits under a current tax treaty between Mauritius and India. The accompanying consolidated financial statements for each Fund include the accounts of its Subsidiary. Intercompany accounts and transactions, if any, have been eliminated.

Pursuant to the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	85

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

86	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its consolidated schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 28, 2018 are reflected in tax reclaims receivable. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their consolidated statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2018, if any, are disclosed in the Funds’ consolidated statements of assets and liabilities.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	87

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

Each Fund conducts its investment activities in India through its Subsidiary and expects to obtain benefits under the Double Tax Avoidance Agreement (“DTAA”) between India and Mauritius. In order to be eligible to claim benefits under the DTAA, each Subsidiary must, on an annual basis, satisfy certain tests and conditions, including the establishment and maintenance of valid tax residence in Mauritius and related requirements. Each Fund has obtained a current tax residence certificate issued by the Mauritian Revenue Authorities.

Based upon current interpretation and practice of the current tax laws in India and Mauritius and the DTAA, each Subsidiary is subject to tax in Mauritius on its net income at the rate of 15%. However, a system of tax credits effectively reduces the Mauritius income tax rate to a maximum of 3%. Taxes on income, if any, are paid by the Subsidiaries and are disclosed in the consolidated statements of operations. Any dividends paid by a Subsidiary to its Fund are not subject to tax in Mauritius. Each Subsidiary is currently exempt from tax in Mauritius on any gains from the sale of securities.

The DTAA provides that capital gains will be taxable in India with respect to the sale of shares acquired on or after April 1, 2017. Capital gains arising from shares acquired before April 1, 2017, regardless of when they are sold, will continue to be exempt from taxation under the amended DTAA, assuming requirements for eligibility under the DTAA are satisfied.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of February 28, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the consolidated schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its consolidated schedule of investments. The total value of any securities on loan as of February 28, 2018 and the total value of the related cash collateral are disclosed in the consolidated statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the consolidated statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by

88	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of February 28, 2018:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Core MSCI Emerging Markets
Barclays Capital Inc.	$29,490,381	$29,490,381	$—
Citigroup Global Markets Inc.	122,775,300	122,775,300	—
Citigroup Global Markets Ltd.	60,167,367	60,167,367	—
Credit Suisse Securities (Europe) Ltd.	46,027,499	46,027,499	—
Credit Suisse Securities (USA) LLC	93,632,719	93,632,719	—
Deutsche Bank AG	6,355,347	6,355,347	—
Deutsche Bank Securities Inc.	17,431,198	17,431,198	—
Goldman Sachs & Co.	332,622,926	332,622,926	—
Goldman Sachs International	26,362,891	26,362,891	—
HSBC Bank PLC	97,155,676	97,155,676	—
Jefferies LLC	2,393,879	2,393,879	—
JPMorgan Securities LLC	627,030,484	627,030,484	—
JPMorgan Securities PLC	61,309,869	61,309,869	—
Macquarie Bank Limited	17,964,737	17,964,737	—
Merrill Lynch, Pierce, Fenner & Smith	82,466,953	82,466,953	—
Morgan Stanley & Co. International PLC	212,150,500	212,150,500	—
Morgan Stanley & Co. LLC	300,739,307	300,739,307	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	187,009,244	187,009,244	—
SG Americas Securities LLC	9,716,714	9,716,714	—
State Street Bank & Trust Company	222,134,922	222,134,922	—
UBS AG	19,493,574	19,493,574	—
UBS Ltd.	18,748,922	18,748,922	—
UBS Securities LLC	13,077,229	13,077,229	—
Wells Fargo Securities LLC	4,529,944	4,529,944	—

	$2,610,787,582	$2,610,787,582	$—

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	89

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
MSCI BRIC
Citigroup Global Markets Inc.	$306,265	$306,265	$—
Credit Suisse Securities (USA) LLC	606,514	606,514	—
Deutsche Bank Securities Inc.	58,784	58,784	—
Goldman Sachs & Co.	471,616	471,616	—
JPMorgan Securities LLC	6,102,786	6,102,786	—
Macquarie Bank Limited	359,104	359,104	—
Merrill Lynch, Pierce, Fenner & Smith	172,001	172,001	—
Morgan Stanley & Co. LLC	611,130	611,130	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	20,239,747	20,239,747	—
SG Americas Securities LLC	61,569	61,569	—
State Street Bank & Trust Company	132,217	132,217	—

	$29,121,733	$29,121,733	$—

MSCI Emerging Markets Asia
Citigroup Global Markets Inc.	$302,873	$302,873	$—
Credit Suisse Securities (USA) LLC	926,417	926,417	—
Deutsche Bank AG	149,795	149,795	—
Deutsche Bank Securities Inc.	74,257	74,257	—
HSBC Bank PLC	691,149	691,149	—
Jefferies LLC	638,102	638,102	—
JPMorgan Securities LLC	373,401	373,401	—
Macquarie Bank Limited	2,280,587	2,280,587	—
Merrill Lynch, Pierce, Fenner & Smith	557,023	557,023	—
Morgan Stanley & Co. International PLC	1,664,358	1,664,358	—
Morgan Stanley & Co. LLC	5,006,562	5,006,562	—
Scotia Capital (USA) Inc.	227,461	227,461	—
SG Americas Securities LLC	52,773	52,773	—
UBS AG	125,973	125,973	—

	$13,070,731	$13,070,731	$—

90	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
MSCI Emerging Markets Small-Cap
Barclays Capital Inc.	$1,497,796	$1,497,796	$—
Citigroup Global Markets Inc.	630,212	630,212	—
Credit Suisse Securities (USA) LLC	3,666,908	3,666,908	—
Deutsche Bank AG	243,257	243,257	—
Deutsche Bank Securities Inc.	818,544	818,544	—
Goldman Sachs & Co.	2,427,599	2,427,599	—
HSBC Bank PLC	1,743,231	1,743,231	—
JPMorgan Securities LLC	4,123,120	4,123,120	—
JPMorgan Securities PLC	20,140	20,140	—
Macquarie Bank Limited	748,498	748,498	—
Merrill Lynch, Pierce, Fenner & Smith	3,304,686	3,304,686	—
Morgan Stanley & Co. International PLC	1,487,505	1,487,505	—
Morgan Stanley & Co. LLC	2,732,285	2,732,285	—
SG Americas Securities LLC	316,043	316,043	—
UBS AG	1,750,704	1,750,704	—
UBS Securities LLC	212,276	212,276	—

	$25,722,804	$25,722,804	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s consolidated statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).

Each Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. Each Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.

For its investment advisory services to the iShares Core MSCI Emerging Markets ETF, BFA is entitled to an annual investment advisory fee of 0.14%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. In addition, the Fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses are a fund’s total annual operating expenses. BFA has contractually agreed to waive a portion of its investment advisory fee through December 31, 2022 in order to limit the total annual operating expenses after fee waiver to 0.14% of average daily net assets.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	91

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

For its investment advisory services to each of the iShares MSCI BRIC and iShares MSCI Emerging Markets Small-Cap ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.75%	First $14 billion
0.68	Over $14 billion, up to and including $28 billion
0.61	Over $28 billion, up to and including $42 billion
0.54	Over $42 billion, up to and including $56 billion
0.47	Over $56 billion, up to and including $70 billion
0.41	Over $70 billion, up to and including $84 billion
0.35	Over $84 billion

For its investment advisory services to the iShares MSCI Emerging Markets Asia ETF, BFA is entitled to an annual investment advisory fee of 0.49%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended February 28, 2018, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Core MSCI Emerging Markets	$5,492,767
MSCI BRIC	17,719
MSCI Emerging Markets Asia	22,191
MSCI Emerging Markets Small-Cap	152,602

For the six months ended February 28, 2018, BTC, the Funds’ securities lending agent, has agreed to voluntarily reimburse the iShares Core MSCI Emerging Markets ETF in the amount of $111,073, related to the foreign tax on the securities lending income. The voluntary waiver was discontinued effective January 1, 2018. Such reimbursement is included in “Securities lending income – affiliated – net” in the Fund’s statement of operations.

92	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 28, 2018, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Core MSCI Emerging Markets	$32,893,070	$86,748,348
MSCI BRIC	740,587	1,369,665
MSCI Emerging Markets Asia	1,325,640	2,493,342
MSCI Emerging Markets Small-Cap	1,871,039	2,908,720

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the consolidated statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain Funds, in order to improve their portfolio liquidity and their ability to track their respective underlying index, may invest in shares of other iShares funds that invest in securities in each Fund’s respective underlying index.

Certain directors and officers of the Company are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2018 were as follows:

iShares ETF	Purchases	Sales
Core MSCI Emerging Markets	$6,339,135,528	$773,975,782
MSCI BRIC	45,503,194	15,809,915
MSCI Emerging Markets Asia	172,558,798	62,483,790
MSCI Emerging Markets Small-Cap	62,871,606	17,914,878

In-kind transactions (see Note 4) for the six months ended February 28, 2018 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Core MSCI Emerging Markets	$2,616,449,396	$—
MSCI BRIC	28,190,735	11,969,545
MSCI Emerging Markets Asia	—	35,328,226
MSCI Emerging Markets Small-Cap	—	5,112,059

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	93

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the consolidated statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the consolidated statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the consolidated statements of assets and liabilities.

5.	FUTURES CONTRACTS

Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded.

Pursuant to the contract, the fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract. Such receipts or payments are known as margin variation and are recorded by the fund as unrealized appreciation or depreciation. When the contract is closed, the fund records a realized gain or loss equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held by the iShares Core MSCI Emerging Markets ETF as of February 28, 2018 and the related locations in the consolidated statements of assets and liabilities, presented by risk exposure category:

Assets
Futures contracts:
Variation margin / Net assets consist of – net unrealized appreciation	$2,453,352

[a]	Represents cumulative appreciation of futures contracts as reported in the consolidated schedule of investments.

94	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The following table shows the realized and unrealized gains (losses) on futures contracts held by the iShares Core MSCI Emerging Markets ETF during the six months ended February 28, 2018 and the related locations in the consolidated statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Futures contracts	$9,350,761	$(4,516,826)

The following table shows the average quarter-end balances of open futures contracts for the iShares Core MSCI Emerging Markets ETF for the six months ended February 28, 2018:

Average notional value of contracts purchased	$115,429,250

6.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its consolidated schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	95

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The European financial markets have experienced volatility and adverse trends in recent years due to concerns about economic downturns or rising government debt levels in several European countries. These events have adversely affected the exchange rate of the euro and may continue to significantly affect European countries. The occurrence of terrorist incidents throughout Europe also could impact financial markets. In addition, the United Kingdom has voted to withdraw from the European Union. The referendum may introduce significant new uncertainties and instability in the financial markets as the United Kingdom negotiates its exit from the European Union.

The United States and the European Union, along with the regulatory bodies of a number of countries including Japan, Australia, Norway, Switzerland and Canada, have imposed economic sanctions, which consist of asset freezes and sectorial sanctions, on certain Russian individuals and Russian corporate entities. Broader sanctions on Russia could also be instituted. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. Current or future sanctions may result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. These retaliatory measures may include the immediate freeze of Russian assets held by a fund.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

96	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

As of August 31, 2017, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2018	Expiring 2019	Total
Core MSCI Emerging Markets	$385,850,660	$—	$—	$385,850,660
MSCI BRIC	207,792,753	11,268,086	7,760,558	226,821,397
MSCI Emerging Markets Asia	27,359,939	—	—	27,359,939
MSCI Emerging Markets Small-Cap	11,844,208	—	—	11,844,208

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 28, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core MSCI Emerging Markets	$42,414,290,041	$11,018,481,085	$(2,066,134,623)	$8,952,346,462
MSCI BRIC	303,950,141	90,690,565	(22,773,909)	67,916,656
MSCI Emerging Markets Asia	526,543,170	131,173,575	(15,992,065)	115,181,510
MSCI Emerging Markets Small-Cap	305,378,972	65,151,678	(24,051,344)	41,100,334

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2018, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ consolidated financial statements.

8.	LINE OF CREDIT

The Funds, along with certain other iShares funds, are parties to a credit agreement with State Street Bank and Trust Company. Effective October 25, 2017, certain terms of the credit agreement were amended, including (i) increasing the maximum borrowing amount from $250 million to $275 million and (ii) extending the expiration date from October 25, 2017 to October 24, 2018. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings. The credit agreement has the following terms: a commitment fee of 0.20% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is allocated to each fund participating in the credit agreement based on each fund’s pro-rata share of the aggregate average daily value of assets invested in local securities of certain foreign markets.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	97

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

For the six months ended February 28, 2018, the maximum amounts borrowed, the average borrowings and the weighted average interest rates, if any, under the credit agreement were as follows:

iShares ETF	Maximum Amount Borrowed	Average Borrowings	Weighted Average Interest Rates
Core MSCI Emerging Markets	$43,000,000	$1,900,552	2.09%
MSCI BRIC	400,000	2,210	2.67
MSCI Emerging Markets Asia	570,000	27,265	2.13

The iShares MSCI Emerging Markets Small-Cap ETF did not borrow under the credit agreement during the six months ended February 28, 2018.

9.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the consolidated financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the consolidated financial statements, except as noted below.

Effective on or around May 31, 2018, the iShares MSCI Emerging Markets Asia ETF will track a new underlying index, the MSCI EM Asia Custom Capped Index, and will cease to track the MSCI Emerging Markets Asia Index.

98	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES®, INC.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Core MSCI Emerging Markets	$0.762060	$—	$0.211411	$0.973471	78%	—%	22%	100%
MSCI BRIC	0.366977	—	0.150737	0.517714	71	—	29	100
MSCI Emerging Markets Asia	0.764821	—	0.255569	1.020390	75	—	25	100
MSCI Emerging Markets Small-Cap	0.890969	—	0.092506	0.983475	91	—	9	100

SUPPLEMENTAL INFORMATION	99

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

100	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	101

Notes:

102	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-810-0218

FEBRUARY 28, 2018

2018 SEMI-ANNUAL REPORT (UNAUDITED)

iShares, Inc.

➢	iShares Currency Hedged MSCI Emerging Markets ETF | HEEM | Cboe BZX
➢	iShares Edge MSCI Min Vol EM Currency Hedged ETF | HEMV | Cboe BZX
➢	iShares Edge MSCI Min Vol Emerging Markets ETF | EEMV | Cboe BZX
➢	iShares MSCI Emerging Markets ETF | EEM | NYSE Arca

Fund Performance Overview

iSHARES® CURRENCY HEDGED MSCI EMERGING MARKETS ETF

Performance as of February 28, 2018

The iShares Currency Hedged MSCI Emerging Markets ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization emerging market equities while mitigating exposure to fluctuations between the value of the component currencies and the U.S. dollar, as represented by the MSCI Emerging Markets 100% Hedged to USD Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI Emerging Markets ETF. For the six-month reporting period ended February 28, 2018, the total return for the Fund was 6.87%, net of fees, while the total return for the Index was 8.36%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	24.00%	23.73%	25.08%	24.00%	23.73%	25.08%
Since Inception	6.46%	6.44%	7.21%	24.00%	23.92%	27.03%

The inception date of the Fund was 9/23/14. The first day of secondary market trading was 9/25/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a,b]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$1,068.70	$0.00	$1,000.00	$1,024.80	$0.00	0.00%

[a]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY SECTOR1

As of 2/28/18

Sector	Percentage of Total Investments [2]

Information Technology	27.35%
Financials	24.25
Consumer Discretionary	9.89
Materials	7.45
Energy	7.24
Consumer Staples	6.30
Industrials	5.18
Telecommunication Services	4.56
Health Care	2.76
Real Estate	2.70
Utilities	2.32

TOTAL	100.00%

TEN LARGEST COUNTRIES1

As of 2/28/18

Country	Percentage of Total Investments [2]

China	30.32%
South Korea	14.44
Taiwan	11.39
India	8.23
Brazil	7.47
South Africa	7.09
Russia	3.66
Mexico	2.84
Thailand	2.44
Malaysia	2.41

TOTAL	90.29%

[1]	Table shown is for the iShares MSCI Emerging Markets ETF, the underlying fund in which the Fund invests.
[2]	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® EDGE MSCI MIN VOL EM CURRENCY HEDGED ETF

Performance as of February 28, 2018

The iShares Edge MSCI Min Vol EM Currency Hedged ETF (the “Fund”) seeks to track the investment results of an index composed of emerging market equities that, in the aggregate, have lower volatility characteristics relative to the broader emerging equity markets while mitigating exposure to fluctuations between the value of the component currencies and the U.S. dollar, as represented by the MSCI Emerging Markets Minimum Volatility (USD) 100% Hedged to USD Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares Edge MSCI Min Vol Emerging Markets ETF. For the six-month reporting period ended February 28, 2018, the total return for the Fund was 5.52%, net of fees, while the total return for the Index was 6.52%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	17.16%	17.61%	17.28%	17.16%	17.61%	17.28%
Since Inception	7.56%	7.91%	7.76%	18.56%	19.47%	19.11%

The inception date of the Fund was 10/29/15. The first day of secondary market trading was 11/2/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a,b]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$1,055.20	$0.15	$1,000.00	$1,024.60	$0.15	0.03%

[a]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY SECTOR1

As of 2/28/18

Sector	Percentage of Total Investments [2]

Financials	24.66%
Information Technology	23.20
Consumer Staples	11.17
Telecommunication Services	9.51
Health Care	6.93
Consumer Discretionary	6.39
Utilities	6.25
Industrials	5.32
Energy	3.51
Materials	2.02
Real Estate	1.04

TOTAL	100.00%

TEN LARGEST COUNTRIES1

As of 2/28/18

Country	Percentage of Total Investments [2]

China	25.87%
Taiwan	16.38
South Korea	9.60
India	7.56
Malaysia	7.50
Thailand	6.72
Indonesia	5.29
Chile	3.77
Philippines	3.35
United Arab Emirates	2.03

TOTAL	88.07%

[1]	Table shown is for the iShares Edge MSCI Min Vol Emerging Markets ETF, the underlying fund in which the Fund invests.
[2]	Excludes money market funds.

6	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® EDGE MSCI MIN VOL EMERGING MARKETS ETF

Performance as of February 28, 2018

The iShares Edge MSCI Min Vol Emerging Markets ETF (the “Fund”) seeks to track the investment results of an index composed of emerging market equities that, in the aggregate, have lower volatility characteristics relative to the broader emerging equity markets, as represented by the MSCI Emerging Markets Minimum Volatility (USD) Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2018, the total return for the Fund was 8.60%, net of fees, while the total return for the Index was 8.70%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	22.02%	21.44%	22.42%	22.02%	21.44%	22.42%
5 Years	2.88%	2.64%	3.07%	15.26%	13.94%	16.31%
Since Inception	6.29%	6.10%	6.52%	47.48%	45.77%	49.49%

The inception date of the Fund was 10/18/11. The first day of secondary market trading was 10/20/11.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,086.00	$1.29	$1,000.00	$1,023.60	$1.25	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY SECTOR

As of 2/28/18

Sector	Percentage of Total Investments*

Financials	24.66%
Information Technology	23.20
Consumer Staples	11.17
Telecommunication Services	9.51
Health Care	6.93
Consumer Discretionary	6.39
Utilities	6.25
Industrials	5.32
Energy	3.51
Materials	2.02
Real Estate	1.04

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 2/28/18

Country	Percentage of Total Investments*

China	25.87%
Taiwan	16.38
South Korea	9.60
India	7.56
Malaysia	7.50
Thailand	6.72
Indonesia	5.29
Chile	3.77
Philippines	3.35
United Arab Emirates	2.03

TOTAL	88.07%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® MSCI EMERGING MARKETS ETF

Performance as of February 28, 2018

The iShares MSCI Emerging Markets ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization emerging market equities, as represented by the MSCI Emerging Markets Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2018, the total return for the Fund was 10.18%, net of fees, while the total return for the Index was 10.58%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	29.63%	28.95%	30.51%	29.63%	28.95%	30.51%
5 Years	4.41%	4.32%	5.02%	24.11%	23.57%	27.72%
10 Years	2.31%	2.33%	2.65%	25.64%	25.88%	29.93%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,101.80	$3.44	$1,000.00	$1,021.50	$3.31	0.66%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY SECTOR

As of 2/28/18

Sector	Percentage of Total Investments*

Information Technology	27.35%
Financials	24.25
Consumer Discretionary	9.89
Materials	7.45
Energy	7.24
Consumer Staples	6.30
Industrials	5.18
Telecommunication Services	4.56
Health Care	2.76
Real Estate	2.70
Utilities	2.32

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 2/28/18

Country	Percentage of Total Investments*

China	30.32%
South Korea	14.44
Taiwan	11.39
India	8.23
Brazil	7.47
South Africa	7.09
Russia	3.66
Mexico	2.84
Thailand	2.44
Malaysia	2.41

TOTAL	90.29%

*	Excludes money market funds.

8	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2017 and held through February 28, 2018, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	9

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI EMERGING MARKETS ETF

February 28, 2018

Security	Shares	Value
INVESTMENT COMPANIES — 99.56%

EXCHANGE-TRADED FUNDS — 99.56%
iShares MSCI Emerging Markets ETF[a,b]	8,563,324	$411,210,819

		411,210,819

TOTAL INVESTMENT COMPANIES
(Cost: $339,358,457)		411,210,819

SHORT-TERM INVESTMENTS — 42.74%

MONEY MARKET FUNDS — 42.74%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.58%[b,c,d]	176,345,986	176,363,620
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[b,c]	186,165	186,165

		176,549,785

TOTAL SHORT-TERM INVESTMENTS
(Cost: $176,558,940)		176,549,785

Value
TOTAL INVESTMENTS IN SECURITIES — 142.30%
(Cost: $515,917,397)	$587,760,604
Other Assets, Less Liabilities — (42.30)%	(174,716,258)

NET ASSETS — 100.00%	$413,044,346

[a]	All or a portion of this security is on loan.
[b]	Affiliate of the Fund.
[c]	Annualized 7-day yield as of period end.
[d]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased		Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	176,345,986	[b]	—	176,345,986	$176,363,620	$219,018	[c]	$(10,950)	$(9,155)
BlackRock Cash Funds: Treasury, SL Agency Shares	—	186,165	[b]	—	186,165	186,165	4,512		—	—
iShares MSCI Emerging Markets ETF	8,795,358	794,530		(1,026,564)	8,563,324	411,210,819	6,137,528		8,242,034	20,699,431

						$587,760,604	$6,361,058		$8,231,084	$20,690,276

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

10	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI EMERGING MARKETS ETF

February 28, 2018

Forward Currency Contracts (Note 5)

Forward currency contracts outstanding as of February 28, 2018 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
BRL	1,248,000	USD	381,128	CITI	03/05/2018	$3,094
CLP	135,639,000	USD	225,092	CITI	03/05/2018	2,889
HKD	783,854,000	USD	100,158,955	CITI	03/05/2018	12,160
KRW	1,020,382,000	USD	937,176	CITI	03/05/2018	5,092
RUB	20,983,000	USD	366,101	CITI	03/05/2018	6,066
TRY	322,000	USD	84,186	CITI	03/05/2018	416
TWD	12,596,000	USD	429,436	CITI	03/05/2018	1,163
USD	32,859,588	BRL	104,885,000	CITI	03/05/2018	568,615
USD	23,719	CLP	14,007,000	CITI	03/05/2018	176
USD	9,941,620	EUR	7,996,000	CITI	03/05/2018	184,682
USD	104,695,340	HKD	818,064,000	CITI	03/05/2018	152,424
USD	76,642,355	INR	4,947,403,000	CITI	03/05/2018	793,517
USD	263,090	INR	17,128,000	DB	03/05/2018	500
USD	113,589	INR	7,395,000	MS	03/05/2018	216
USD	163,604,399	KRW	176,218,292,102	CITI	03/05/2018	876,269
USD	797,917	KRW	863,266,102	MS	03/05/2018	737
USD	13,145,752	MXN	246,892,000	CITI	03/05/2018	54,943
USD	63,723	RUB	3,581,000	CITI	03/05/2018	209
USD	178,221	TRY	675,000	CITI	03/05/2018	871
USD	71,939,354	TWD	2,099,624,000	CITI	03/05/2018	162,946
USD	99,195	ZAR	1,161,000	CITI	03/05/2018	798
ZAR	19,687,000	USD	1,644,188	CITI	03/05/2018	24,322
EUR	307,000	USD	375,465	CITI	04/06/2018	94
HKD	2,481,000	USD	317,300	CITI	04/06/2018	34
MXN	4,971,000	USD	261,995	CITI	04/06/2018	213
RUB	2,433,000	USD	42,993	CITI	04/06/2018	64
TRY	55,000	USD	14,293	CITI	04/06/2018	23
USD	31,263,608	BRL	101,663,000	CITI	04/06/2018	65,464
USD	7,458,697	CLP	4,401,004,000	CITI	04/06/2018	65,237
USD	9,451,082	EUR	7,658,000	CITI	04/06/2018	82,924
USD	36,631,368	INR	2,395,142,000	CITI	04/06/2018	109,978
USD	78,407,337	KRW	84,266,717,102	CITI	04/06/2018	686,757
USD	12,664,381	MXN	238,583,000	CITI	04/06/2018	79,699
USD	13,831,863	RUB	780,053,000	CITI	04/06/2018	26,999
USD	4,492,205	TRY	17,202,000	CITI	04/06/2018	14,660
USD	30,191,089	ZAR	354,383,000	CITI	04/06/2018	298,109
ZAR	6,682,000	USD	563,159	CITI	04/06/2018	482
TWD	41,220,000	USD	1,409,636	CITI	04/09/2018	276
USD	69,104,373	TWD	2,014,738,000	CITI	04/09/2018	191,143

						4,474,261

BRL	103,295,000	USD	31,893,818	CITI	03/05/2018	(92,360)
BRL	342,000	USD	105,981	MS	03/05/2018	(689)
CLP	4,401,004,000	USD	7,463,250	CITI	03/05/2018	(66,063)
CLP	14,007,000	USD	23,854	MS	03/05/2018	(311)
EUR	7,972,000	USD	9,816,993	CITI	03/05/2018	(89,341)
EUR	24,000	USD	29,562	MS	03/05/2018	(277)
HKD	34,210,000	USD	4,377,973	CITI	03/05/2018	(6,171)
HKD	2,481,000	USD	317,167	MS	03/05/2018	(112)
INR	4,947,403,000	USD	76,030,726	CITI	03/05/2018	(181,888)
INR	17,128,000	USD	268,012	DB	03/05/2018	(5,422)
INR	7,395,000	USD	114,027	MS	03/05/2018	(654)
KRW	175,197,910,102	USD	162,454,091	CITI	03/05/2018	(668,229)

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI EMERGING MARKETS ETF

February 28, 2018

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
KRW	863,266,102	USD	807,581	MS	03/05/2018	$(10,401)
MXN	246,137,000	USD	13,132,892	CITI	03/05/2018	(82,116)
MXN	755,000	USD	40,432	MS	03/05/2018	(400)
RUB	734,944,000	USD	13,084,280	CITI	03/05/2018	(48,862)
RUB	2,491,000	USD	44,682	MS	03/05/2018	(500)
TRY	17,579,000	USD	4,633,979	CITI	03/05/2018	(15,278)
TRY	55,000	USD	14,507	MS	03/05/2018	(56)
TWD	2,080,538,000	USD	71,184,658	CITI	03/05/2018	(60,711)
TWD	6,490,000	USD	222,275	MS	03/05/2018	(412)
USD	7,487,166	CLP	4,536,643,000	CITI	03/05/2018	(138,002)
USD	317,016	HKD	2,481,000	CITI	03/05/2018	(39)
USD	13,361,215	RUB	754,837,000	CITI	03/05/2018	(27,037)
USD	4,527,868	TRY	17,281,000	CITI	03/05/2018	(12,536)
USD	31,109,311	ZAR	374,070,000	CITI	03/05/2018	(593,820)
ZAR	354,383,000	USD	30,334,517	CITI	03/05/2018	(299,896)
ZAR	1,161,000	USD	100,413	MS	03/05/2018	(2,016)
BRL	3,807,000	USD	1,173,209	CITI	04/06/2018	(4,924)
CLP	277,836,000	USD	467,563	CITI	04/06/2018	(813)
EUR	183,000	USD	224,053	CITI	04/06/2018	(186)
HKD	43,914,000	USD	5,617,235	CITI	04/06/2018	(389)
INR	147,614,000	USD	2,253,909	CITI	04/06/2018	(3,074)
KRW	4,422,805,102	USD	4,091,840	CITI	04/06/2018	(12,614)
MXN	8,748,000	USD	462,716	CITI	04/06/2018	(1,280)
RUB	24,138,000	USD	427,568	CITI	04/06/2018	(389)
TRY	444,000	USD	115,638	CITI	04/06/2018	(69)
USD	1,378,993	BRL	4,498,000	CITI	04/06/2018	(1,344)
USD	100,248,622	HKD	783,854,000	CITI	04/06/2018	(10,678)
USD	42,892	TRY	165,000	CITI	04/06/2018	(57)
USD	428,726	ZAR	5,087,000	CITI	04/06/2018	(374)
ZAR	2,293,000	USD	194,258	CITI	04/06/2018	(838)
TWD	21,578,000	USD	738,875	CITI	04/09/2018	(809)

						(2,441,437)

				Net unrealized appreciation		$2,032,824

Counterparties:

CITI — Citibank N.A. London

DB — Deutsche Bank AG London

MS — Morgan Stanley and Co. International PLC

Currency abbreviations:

BRL — Brazilian Real

CLP — Chilean Peso

EUR — Euro

HKD — Hong Kong Dollar

INR — Indian Rupee

KRW — South Korean Won

MXN — Mexican Peso

RUB — New Russian Ruble

TRY — Turkish Lira

TWD — Taiwan New Dollar

USD — United States Dollar

ZAR — South African Rand

12	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI EMERGING MARKETS ETF

February 28, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment companies	$411,210,819	$—	$—	$411,210,819
Money market funds	176,549,785	—	—	176,549,785

Total	$587,760,604	$—	$—	$587,760,604

Derivative financial instruments[a]
Assets
Forward currency contracts	$—	$4,474,261	$—	$4,474,261
Liabilities
Forward currency contracts	—	(2,441,437)	—	(2,441,437)

Total	$—	$2,032,824	$—	$2,032,824

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MIN VOL EM CURRENCY HEDGED ETF

February 28, 2018

Security	Shares	Value
INVESTMENT COMPANIES — 99.39%

EXCHANGE-TRADED FUNDS — 99.39%
iShares Edge MSCI Min Vol Emerging Markets ETF[a]	154,870	$9,479,593

		9,479,593

TOTAL INVESTMENT COMPANIES
(Cost: $8,615,565)		9,479,593

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[a,b]	4,830	4,830

		4,830

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,830)		4,830

Value
TOTAL INVESTMENTS IN SECURITIES — 99.44%
(Cost: $8,620,395)	$9,484,423
Other Assets, Less Liabilities — 0.56%	53,118

NET ASSETS — 100.00%	$9,537,541

[a]	Affiliate of the Fund.
[b]	Annualized 7-day yield as of period end.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased		Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury,
SL Agency Shares	3,008	1,822	[b]	—	4,830	$4,830	$22	$—	$—
iShares Edge MSCI Min Vol Emerging Markets ETF	112,856	70,951		(28,937)	154,870	9,479,593	134,071	275,456	58,267

						$9,484,423	$134,093	$275,456	$58,267

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.

14	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EM CURRENCY HEDGED ETF

February 28, 2018

Forward Currency Contracts (Note 5)

Forward currency contracts outstanding as of February 28, 2018 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
CLP	1,379,000	USD	2,289	CITI	03/05/2018	$29
HKD	16,100,000	USD	2,057,445	MS	03/05/2018	24
USD	159,101	BRL	506,000	BNP	03/05/2018	3,318
USD	625	BRL	2,000	CITI	03/05/2018	9
USD	72,215	EUR	58,000	BOA	03/05/2018	1,442
USD	4,993	EUR	4,000	JPM	03/05/2018	112
USD	12,391	EUR	10,000	NSI	03/05/2018	189
USD	640	HKD	5,000	CITI	03/05/2018	1
USD	140,483	HKD	1,098,000	MS	03/05/2018	166
USD	1,945,396	HKD	15,199,000	SSB	03/05/2018	3,069
USD	47,898	INR	3,057,000	BNP	03/05/2018	1,031
USD	7,772	INR	506,000	DB	03/05/2018	15
USD	653,545	INR	41,753,000	JPM	03/05/2018	13,428
USD	787,751	INR	51,285,000	NSI	03/05/2018	1,498
USD	264,156	KRW	285,152,000	BNP	03/05/2018	834
USD	17,698	KRW	19,147,102	CITI	03/05/2018	16
USD	1,585,665	KRW	1,698,406,000	JPM	03/05/2018	17,278
USD	10,111	KRW	10,938,898	MS	03/05/2018	9
USD	1,806,141	KRW	1,954,064,000	NSI	03/05/2018	1,668
USD	150,583	MXN	2,813,000	BOA	03/05/2018	1,431
USD	53	MXN	1,000	CITI	03/05/2018	—
USD	220,264	PLN	735,000	NSI	03/05/2018	5,529
USD	35,140	PLN	118,000	UBS	03/05/2018	666
USD	16,364	RUB	921,000	JPM	03/05/2018	29
USD	500,014	TWD	14,577,000	BNP	03/05/2018	1,694
USD	2,447,757	TWD	71,357,000	JPM	03/05/2018	8,392
ZAR	37,000	USD	3,102	BNP	03/05/2018	34
ZAR	20,000	USD	1,677	CITI	03/05/2018	19
BRL	2,000	USD	614	BNP	04/06/2018	—
EUR	4,000	USD	4,892	BOA	04/06/2018	1
HKD	348,000	USD	44,510	SSB	04/06/2018	2
MXN	77,000	USD	4,058	BOA	04/06/2018	3
PLN	45,000	USD	13,141	BOA	04/06/2018	15
USD	156,238	BRL	507,000	UBS	04/06/2018	651
USD	443,986	CLP	261,499,000	UBS	04/06/2018	4,681
USD	88,927	EUR	72,000	NSI	04/06/2018	848
USD	2,059,414	HKD	16,100,000	MS	04/06/2018	134
USD	785,736	INR	51,285,000	NSI	04/06/2018	3,737
USD	1,823,995	KRW	1,954,064,000	NSI	04/06/2018	21,730
USD	145,515	MXN	2,735,000	CITI	04/06/2018	1,250
USD	249,731	PLN	844,000	BNP	04/06/2018	2,977
USD	21,575	RUB	1,211,000	BNP	04/06/2018	143
USD	165,613	ZAR	1,936,000	CITI	04/06/2018	2,307
ZAR	55,000	USD	4,636	BNP	04/06/2018	4
ZAR	17,000	USD	1,433	JPM	04/06/2018	1
USD	2,936,954	TWD	85,436,000	NSI	04/09/2018	14,653

						115,067

BRL	1,000	USD	315	BNP	03/05/2018	(7)
BRL	507,000	USD	156,794	UBS	03/05/2018	(703)
CLP	261,499,000	USD	444,212	UBS	03/05/2018	(4,686)
EUR	72,000	USD	88,708	NSI	03/05/2018	(852)
HKD	202,000	USD	25,844	MS	03/05/2018	(30)

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EM CURRENCY HEDGED ETF

February 28, 2018

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
INR	10,038,000	USD	154,186	BNP	03/05/2018	$(293)
INR	506,000	USD	7,918	DB	03/05/2018	(160)
INR	41,753,000	USD	641,337	JPM	03/05/2018	(1,220)
INR	51,285,000	USD	789,425	NSI	03/05/2018	(3,173)
KRW	285,744,000	USD	264,113	BNP	03/05/2018	(244)
KRW	19,147,102	USD	17,924	CITI	03/05/2018	(242)
KRW	1,698,406,000	USD	1,569,836	JPM	03/05/2018	(1,450)
KRW	10,938,898	USD	10,239	MS	03/05/2018	(138)
KRW	1,954,064,000	USD	1,823,331	NSI	03/05/2018	(18,858)
MXN	2,765,000	USD	147,869	CITI	03/05/2018	(1,263)
MXN	49,000	USD	2,624	MS	03/05/2018	(26)
PLN	848,000	USD	250,762	BNP	03/05/2018	(3,013)
PLN	5,000	USD	1,496	CITI	03/05/2018	(35)
RUB	1,191,000	USD	21,304	BNP	03/05/2018	(180)
RUB	12,000	USD	213	CITI	03/05/2018	—
TWD	498,000	USD	17,134	CITI	03/05/2018	(109)
TWD	85,436,000	USD	2,926,893	NSI	03/05/2018	(6,232)
USD	436,293	CLP	262,878,000	BNP	03/05/2018	(5,551)
USD	105,337	INR	6,981,000	BNP	03/05/2018	(1,689)
USD	545	KRW	592,000	BNP	03/05/2018	(1)
USD	4,961	RUB	282,000	BNP	03/05/2018	(40)
USD	83	ZAR	1,000	BBP	03/05/2018	(2)
USD	166,458	ZAR	1,992,000	CITI	03/05/2018	(2,368)
ZAR	1,936,000	USD	166,389	CITI	03/05/2018	(2,310)
BRL	9,000	USD	2,767	CITI	04/06/2018	(5)
CLP	5,129,000	USD	8,622	BNP	04/06/2018	(5)
CLP	4,273,000	USD	7,189	CITI	04/06/2018	(11)
EUR	1,000	USD	1,224	SSB	04/06/2018	(1)
HKD	60,000	USD	7,676	BOA	04/06/2018	(2)
INR	1,926,000	USD	29,387	BNP	04/06/2018	(19)
INR	424,000	USD	6,475	CITI	04/06/2018	(10)
KRW	45,543,000	USD	42,076	BNP	04/06/2018	(71)
KRW	13,476,000	USD	12,459	CITI	04/06/2018	(30)
MXN	63,000	USD	3,332	CITI	04/06/2018	(9)
PLN	8,000	USD	2,341	CITI	04/06/2018	(2)
RUB	33,000	USD	584	CITI	04/06/2018	—
TWD	1,109,000	USD	37,986	CITI	04/09/2018	(53)
USD	13,818	TWD	405,000	BNP	04/09/2018	(35)

						(55,128)

				Net unrealized appreciation		$59,939

Counterparties:

BBP — Barclays Bank PLC Wholesale

BNP — BNP Paribas SA

BOA — Bank of America N.A.

CITI — Citibank N.A. London

DB — Deutsche Bank AG London

JPM — JPMorgan Chase Bank N.A.

MS — Morgan Stanley and Co. International PLC

NSI — Nomura Securities International Inc.

SSB — State Street Bank London

UBS — UBS AG London

16	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EM CURRENCY HEDGED ETF

February 28, 2018

Currency abbreviations:

BRL — Brazilian Real

CLP — Chilean Peso

EUR — Euro

HKD — Hong Kong Dollar

INR — Indian Rupee

KRW — South Korean Won

MXN — Mexican Peso

PLN — Polish Zloty

RUB — New Russian Ruble

TWD — Taiwan New Dollar

USD — United States Dollar

ZAR — South African Rand

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment companies	$9,479,593	$—	$—	$9,479,593
Money market funds	4,830	—	—	4,830

Total	$9,484,423	$—	$—	$9,484,423

Derivative financial instruments[a]
Assets
Forward currency contracts	$—	$115,067	$—	$115,067
Liabilities
Forward currency contracts	—	(55,128)	—	(55,128)

Total	$—	$59,939	$—	$59,939

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Consolidated Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MIN VOL EMERGING MARKETS ETF

February 28, 2018

Security	Shares	Value
COMMON STOCKS — 99.45%

BRAZIL — 1.59%
Ambev SA	4,602,000	$31,163,986
Cielo SA	1,826,216	13,597,896
Equatorial Energia SA	714,600	15,749,245
Raia Drogasil SA	635,200	15,199,830

		75,710,957
CHILE — 3.76%
Aguas Andinas SA Series A	44,447,135	29,712,394
Banco de Chile	423,137,955	71,816,829
Banco de Credito e Inversiones SA	97,236	7,247,203
Cia. Cervecerias Unidas SA	174,912	2,467,216
Colbun SA	18,588,515	4,518,734
Empresas COPEC SA	345,825	5,589,540
Enel Americas SA	18,739,578	4,326,990
Enel Generacion Chile SA	6,406,578	5,998,592
SACI Falabella	4,658,072	47,142,349

		178,819,847
CHINA — 25.79%
3SBio Inc.[a,b,c]	2,952,000	5,620,845
AAC Technologies Holdings Inc.	1,380,000	27,493,131
Agricultural Bank of China Ltd. Class H	108,147,000	60,117,753
Alibaba Group Holding Ltd. ADR[a]	350,519	65,245,607
ANTA Sports Products Ltd.	3,952,000	19,595,108
Autohome Inc. ADR	49,088	3,839,172
Baidu Inc. ADR[a]	168,740	42,579,852
Bank of China Ltd. Class H	92,807,000	50,641,623
Bank of Communications Co. Ltd. Class H	5,473,000	4,392,220
Beijing Capital International Airport Co. Ltd. Class H	6,352,000	9,383,553
China CITIC Bank Corp. Ltd. Class H	16,674,000	12,166,759
China Construction Bank Corp. Class H	42,138,000	43,886,458
China Everbright Bank Co. Ltd. Class H	23,082,000	11,887,143
China Gas Holdings Ltd.[c]	1,687,400	5,261,467
China Huarong Asset Management Co. Ltd. Class Hb	10,322,000	4,682,645

Security	Shares	Value
China Huishan Dairy Holdings Co. Ltd.[a,d]	33,013,520	$42
China Life Insurance Co. Ltd. Class H	1,588,000	4,718,158
China Medical System Holdings Ltd.	7,940,000	15,950,417
China Mengniu Dairy Co. Ltd.	7,492,000	24,748,981
China Merchants Port Holdings Co. Ltd.	1,132,000	2,650,153
China Mobile Ltd.	6,749,000	63,304,487
China Petroleum & Chemical Corp. Class H	44,522,000	35,843,814
China Resources Beer Holdings Co. Ltd.	7,940,000	30,642,659
China Resources Gas Group Ltd.[c]	2,376,000	8,015,846
China Resources Pharmaceutical Group Ltd.[b]	1,588,000	2,142,957
China Resources Power Holdings Co. Ltd.	3,182,000	5,538,298
China Telecom Corp. Ltd. Class H	35,098,000	15,473,924
China Unicom Hong Kong Ltd.[a]	3,176,000	4,115,451
CNOOC Ltd.	1,588,000	2,313,419
COSCO SHIPPING Ports Ltd.	14,292,000	13,898,780
CSPC Pharmaceutical Group Ltd.	24,180,000	55,866,791
Fullshare Holdings Ltd.[c]	20,490,000	11,521,092
Fuyao Glass Industry Group Co. Ltd. Class Hb	952,800	3,823,230
Guangdong Investment Ltd.	33,348,000	51,053,511
Hengan International Group Co. Ltd.	2,382,000	23,286,392
Industrial & Commercial Bank of China Ltd. Class H	35,867,000	30,984,233
Jiangsu Expressway Co. Ltd. Class H	20,644,000	32,132,176
Kingboard Chemical Holdings Ltd.	794,000	4,033,264
Lenovo Group Ltd.[c]	15,340,000	8,017,661
NetEase Inc. ADR	97,409	28,574,930
New Oriental Education & Technology Group Inc. ADR	200,954	18,365,186
PetroChina Co. Ltd. Class H	52,462,000	37,073,960
Ping An Insurance Group Co. of China Ltd. Class H	1,588,000	16,934,635

18	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EMERGING MARKETS ETF

February 28, 2018

Security	Shares	Value
Semiconductor Manufacturing International Corp.[a,c]	9,128,500	$12,295,297
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	15,880,000	10,856,836
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	8,901,253	12,942,422
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	3,258,300	8,211,018
Shenzhou International Group Holdings Ltd.	3,271,000	32,395,244
Sihuan Pharmaceutical Holdings Group Ltd.	34,965,000	12,779,050
SINA Corp./China[a]	20,709	2,421,503
Sino Biopharmaceutical Ltd.	12,391,000	23,466,783
Sinopharm Group Co. Ltd. Class H	953,200	4,208,536
Sun Art Retail Group Ltd.	4,602,000	6,116,162
Sunny Optical Technology Group Co. Ltd.	200,000	3,340,447
TAL Education Group Class A ADR	432,588	16,334,523
Tencent Holdings Ltd.	1,289,300	71,209,469
TravelSky Technology Ltd. Class H	7,146,000	22,829,796
Tsingtao Brewery Co. Ltd. Class H	2,030,000	11,154,844
Want Want China Holdings Ltd.[c]	3,970,000	3,353,443
Weibo Corp. ADR[a]	19,175	2,464,371
Yum China Holdings Inc.	981,760	42,529,843
Zijin Mining Group Co. Ltd. Class H	6,352,000	2,922,214
ZTE Corp. Class Ha	1,746,800	6,161,001

		1,225,810,585
COLOMBIA — 0.52%
Grupo Argos SA/Colombia	228,168	1,536,798
Interconexion Electrica SA ESP	4,870,385	23,261,561

		24,798,359
CZECH REPUBLIC — 0.53%
CEZ AS	104,312	2,528,509
Komercni Banka AS	267,926	11,915,138
Moneta Money Bank ASb	749,359	3,023,197
O2 Czech Republic AS	593,668	7,736,638

		25,203,482

Security	Shares	Value
EGYPT — 0.32%
Commercial International Bank Egypt SAE	3,521,202	$15,392,797

		15,392,797
GREECE — 0.84%
Hellenic Telecommunications Organization SA	742,950	10,592,769
JUMBO SA	619,385	11,286,173
OPAP SA	380,238	4,642,212
Titan Cement Co. SA	489,204	13,365,137

		39,886,291
HUNGARY — 0.79%
MOL Hungarian Oil & Gas PLC	1,329,796	14,545,085
Richter Gedeon Nyrt	1,042,435	22,998,309

		37,543,394
INDIA — 7.53%
Asian Paints Ltd.	1,519,571	26,072,115
Cadila Healthcare Ltd.	338,895	2,107,356
Cipla Ltd./India	301,899	2,732,540
Coal India Ltd.	510,415	2,422,162
Dabur India Ltd.	6,473,966	32,302,130
HCL Technologies Ltd.	2,465,138	35,581,008
Hindustan Unilever Ltd.	1,092,424	22,097,077
Housing Development Finance Corp. Ltd.	309,868	8,603,078
Infosys Ltd.	3,295,414	59,315,808
ITC Ltd.	586,755	2,387,235
Lupin Ltd.	174,109	2,191,388
Marico Ltd.	3,185,241	15,066,593
Maruti Suzuki India Ltd.	17,641	2,396,755
Nestle India Ltd.	33,748	4,020,802
Reliance Industries Ltd.	648,882	9,507,689
Sun Pharmaceutical Industries Ltd.	712,154	5,852,242
Tata Consultancy Services Ltd.	1,127,490	52,527,790
Tech Mahindra Ltd.	2,011,335	18,915,047
Titan Co. Ltd.	589,056	7,379,674
Vakrangee Ltd.	1,705,604	4,259,674
Wipro Ltd.	9,408,567	42,286,830

		358,024,993
INDONESIA — 5.27%
Bank Central Asia Tbk PT	43,642,300	73,565,138
Bank Mandiri Persero Tbk PT	13,039,000	7,871,673
Bank Rakyat Indonesia Persero Tbk PT	38,503,400	10,586,090

SCHEDULES OF INVESTMENTS	19

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EMERGING MARKETS ETF

February 28, 2018

Security	Shares	Value
Gudang Garam Tbk PT	1,828,900	$10,608,777
Hanjaya Mandala Sampoerna Tbk PT	96,915,300	33,976,924
Indofood CBP Sukses Makmur Tbk PT	11,308,200	7,381,976
Indofood Sukses Makmur Tbk PT	16,078,000	8,858,483
Jasa Marga Persero Tbk PT	6,278,495	2,443,172
Kalbe Farma Tbk PT	159,996,200	18,619,771
Telekomunikasi Indonesia Persero Tbk PT	115,830,500	33,699,822
Unilever Indonesia Tbk PT	10,979,800	43,045,512

		250,657,338
MALAYSIA — 7.48%
DiGi.Com Bhd[c]	3,578,600	4,421,860
HAP Seng Consolidated Bhd[c]	3,020,100	7,363,277
Hong Leong Bank Bhd	11,215,300	57,322,008
IHH Healthcare Bhd[c]	34,689,100	52,339,183
Malayan Banking Bhd	22,549,800	60,217,235
Maxis Bhd[c]	10,434,800	15,744,107
Petronas Chemicals Group Bhd	6,757,700	13,957,057
Petronas Dagangan Bhd	1,191,000	7,844,728
Petronas Gas Bhd	5,407,700	24,325,676
Public Bank Bhd	13,575,980	79,715,992
Telekom Malaysia Bhd[c]	7,872,000	11,857,238
Tenaga Nasional Bhd[c]	4,218,500	16,908,463
Westports Holdings Bhd[c]	3,417,100	3,210,347

		355,227,171
MEXICO — 1.43%
Arca Continental SAB de CV	2,458,000	17,045,885
Coca-Cola Femsa SAB de CV Series L	555,800	3,741,273
Gruma SAB de CV Series B	717,145	8,293,902
Grupo Aeroportuario del Pacifico SAB de CV Series B	981,800	9,477,152
Infraestructura Energetica Nova SAB de CV	1,746,800	8,267,835
Wal-Mart de Mexico SAB de CV	8,983,800	20,951,248

		67,777,295
PAKISTAN — 0.24%
Habib Bank Ltd.	1,431,200	2,697,458
Lucky Cement Ltd.	516,100	2,804,714
MCB Bank Ltd.	3,092,500	6,109,467

		11,611,639

Security	Shares	Value
PERU — 1.13%
Credicorp Ltd.	247,741	$53,623,539

		53,623,539
PHILIPPINES — 3.34%
Aboitiz Equity Ventures Inc.	17,839,410	26,512,487
Aboitiz Power Corp.	25,368,600	18,753,669
Bank of the Philippine Islands	13,280,104	30,573,818
BDO Unibank Inc.	11,723,003	35,069,967
Jollibee Foods Corp.	4,424,490	25,350,764
Metropolitan Bank & Trust Co.	4,336,071	8,146,785
Security Bank Corp.	1,510,340	7,139,895
Universal Robina Corp.	2,425,390	6,939,000

		158,486,385
POLAND — 1.08%
Bank Pekao SA	436,594	16,875,137
Bank Zachodni WBK SA	54,158	5,914,036
CD Projekt SA	72,098	2,251,254
Cyfrowy Polsat SA	577,333	3,935,653
Grupa Lotos SA	185,768	3,045,581
PGE Polska Grupa Energetyczna SAa	2,125,600	6,289,804
Polski Koncern Naftowy ORLEN SA	456,554	12,859,588

		51,171,053
QATAR — 1.47%
Commercial Bank PQSC (The)[a]	799,502	6,185,893
Doha Bank QPSC	522,972	4,683,716
Masraf Al Rayan QSC	242,624	2,498,538
Qatar Electricity & Water Co. QSC	474,078	22,215,914
Qatar Islamic Bank SAQ	678,000	17,828,325
Qatar National Bank QPSC	504,225	16,502,763

		69,915,149
RUSSIA — 0.16%
Rosneft Oil Co. PJSC	371,300	2,179,753
Rosneft Oil Co. PJSC GDR	917,955	5,370,037

		7,549,790
SOUTH AFRICA — 1.62%
AngloGold Ashanti Ltd.	231,344	2,120,241
Bidvest Group Ltd. (The)	371,507	7,085,031
Fortress REIT Ltd. Series A	7,919,797	10,681,620
Gold Fields Ltd.	573,716	2,226,575
Naspers Ltd. Class N	11,116	3,080,414
NEPI Rockcastle PLC	974,090	9,839,310

20	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EMERGING MARKETS ETF

February 28, 2018

Security	Shares	Value
Sappi Ltd.	318,305	$2,065,629
SPAR Group Ltd. (The)	186,585	3,455,468
Tiger Brands Ltd.	73,459	2,654,761
Vodacom Group Ltd.	2,443,689	33,693,562

		76,902,611
SOUTH KOREA — 9.51%
Celltrion Inc.[a,c]	28,939	9,433,435
Cheil Worldwide Inc.	194,762	3,345,252
CJ CheilJedang Corp.	11,505	3,590,996
CJ Logistics Corp.[a,c]	50,928	6,231,379
Coway Co. Ltd.	77,105	6,166,122
DB Insurance Co. Ltd.	385,882	24,765,721
E-MART Inc.	29,407	8,255,359
GS Retail Co. Ltd.	66,999	2,227,319
Hanssem Co. Ltd.	27,846	3,844,286
Hanwha Life Insurance Co. Ltd.	540,735	3,350,570
Hyundai Marine & Fire Insurance Co. Ltd.	290,295	11,071,367
Kakao Corp.	69,797	8,250,084
Kangwon Land Inc.[a]	784,333	20,895,750
Kia Motors Corp.	250,042	7,931,427
Korea Electric Power Corp.[a]	116,204	3,551,900
KT Corp.	262,836	6,771,747
KT&G Corp.	423,165	38,998,861
LG Display Co. Ltd.[c]	149,565	4,122,740
Lotte Corp.[a]	44,958	2,603,072
NAVER Corp.	53,186	39,438,875
NCSoft Corp.	52,489	18,176,540
S-1 Corp.	233,285	20,680,912
Samsung Biologics Co. Ltd.[a,b]	46,958	19,513,436
Samsung Electro-Mechanics Co. Ltd.	64,428	5,509,311
Samsung Electronics Co. Ltd.	18,289	39,739,604
Samsung Fire & Marine Insurance Co. Ltd.	100,976	26,948,069
Samsung Life Insurance Co. Ltd.	282,345	31,678,749
Samsung SDI Co. Ltd.[c]	65,962	10,416,014
SK Hynix Inc.	454,831	32,256,922
SK Telecom Co. Ltd.	144,963	32,127,731

		451,893,550
TAIWAN — 16.33%
Advanced Semiconductor Engineering Inc.	5,558,890	7,568,491
Advantech Co. Ltd.	3,295,333	24,549,500

Security	Shares	Value
Asustek Computer Inc.	1,863,000	$17,675,703
AU Optronics Corp.	10,322,000	4,631,474
Chicony Electronics Co. Ltd.	8,773,085	21,605,549
Chunghwa Telecom Co. Ltd.	17,303,000	64,896,251
Compal Electronics Inc.	2,382,000	1,639,917
Delta Electronics Inc.	2,621,000	12,478,601
Eva Airways Corp.	7,334,582	3,768,345
Far EasTone Telecommunications Co. Ltd.	20,644,000	52,325,050
First Financial Holding Co. Ltd.	62,894,159	43,084,831
Formosa Petrochemical Corp.	6,352,000	25,455,430
Formosa Plastics Corp.	2,382,840	8,447,327
Foxconn Technology Co. Ltd.	3,605,331	9,805,048
Hon Hai Precision Industry Co. Ltd.	16,701,125	50,397,120
Hua Nan Financial Holdings Co. Ltd.	56,003,034	32,993,173
Innolux Corp.	8,734,000	3,889,024
Lite-On Technology Corp.	17,468,752	25,130,160
MediaTek Inc.	388,000	4,000,206
Nanya Technology Corp.	3,970,000	10,987,173
Novatek Microelectronics Corp.	541,000	2,344,077
Phison Electronics Corp.	152,000	1,488,997
Powertech Technology Inc.	3,177,000	9,858,924
President Chain Store Corp.	3,012,000	30,382,559
Quanta Computer Inc.	3,176,000	6,483,520
Siliconware Precision Industries Co. Ltd.	31,124,000	54,262,184
Standard Foods Corp.	1,915,476	4,500,750
Synnex Technology International Corp.	15,880,000	21,049,682
Taiwan Business Bank	17,641,476	5,220,748
Taiwan Cooperative Financial Holding Co. Ltd.	108,998,770	63,467,969
Taiwan Mobile Co. Ltd.	15,086,000	55,547,773
Taiwan Semiconductor Manufacturing Co. Ltd.	8,734,000	73,592,300
United Microelectronics Corp.	21,438,000	10,390,221
Winbond Electronics Corp.	5,558,000	3,788,399
WPG Holdings Ltd.	6,352,000	8,158,792

		775,865,268
THAILAND — 6.70%
Advanced Info Service PCL NVDR	1,905,600	12,020,032
Airports of Thailand PCL NVDR	16,490,500	37,167,979

SCHEDULES OF INVESTMENTS	21

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EMERGING MARKETS ETF

February 28, 2018

Security	Shares	Value
Bangkok Dusit Medical Services PCL NVDR	41,759,000	$29,400,252
Bangkok Expressway & Metro PCL NVDR	77,440,000	18,009,302
BTS Group Holdings PCL NVDR	97,772,500	25,385,342
Bumrungrad Hospital PCL NVDR	3,655,300	23,988,270
Central Pattana PCL NVDR	1,534,000	4,117,219
CP ALL PCL NVDR	16,861,200	45,120,764
Delta Electronics Thailand PCL NVDR	6,071,600	13,152,877
Electricity Generating PCL NVDR	2,215,000	16,794,202
Glow Energy PCL NVDR	8,592,200	23,198,119
Home Product Center PCL NVDR	27,902,400	12,800,081
Kasikornbank PCL NVDR	1,667,400	12,323,568
KCE Electronics PCL NVDR[c]	4,457,100	9,939,376
Minor International PCL NVDR	3,593,100	4,635,889
Robinson PCL NVDR	2,255,700	4,832,616
Siam Cement PCL (The) Foreign	1,298,100	20,263,428
Thai Union Group PCL NVDR[c]	8,266,300	5,293,171

		318,442,487
UNITED ARAB EMIRATES — 2.02%
DP World Ltd.	973,647	23,805,669
Dubai Islamic Bank PJSC	4,161,641	6,866,292
Emirates Telecommunications Group Co. PJSC	5,604,507	26,245,258
First Abu Dhabi Bank PJSC	12,424,046	39,068,795

		95,986,014

TOTAL COMMON STOCKS
(Cost: $3,882,133,656)		4,726,299,994

PREFERRED STOCKS — 0.23%

COLOMBIA — 0.12%
Grupo de Inversiones Suramericana SA, Preference Shares	479,004	5,934,875

		5,934,875
RUSSIA — 0.05%
Transneft PJSC, Preference Shares	695	2,283,849

		2,283,849

Security	Shares	Value
SOUTH KOREA — 0.06%
Samsung Electronics Co. Ltd., Preference Shares	1,588	$2,925,533

		2,925,533

TOTAL PREFERRED STOCKS
(Cost: $8,459,926)		11,144,257

SHORT-TERM INVESTMENTS — 1.13%

MONEY MARKET FUNDS — 1.13%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.58%[e,f,g]	48,048,485	48,053,290
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[e,f]	5,485,835	5,485,835

		53,539,125

TOTAL SHORT-TERM INVESTMENTS
(Cost: $53,534,451)		53,539,125

TOTAL INVESTMENTS IN SECURITIES — 100.81%
(Cost: $3,944,128,033)		4,790,983,376
Other Assets, Less Liabilities — (0.81)%		(38,510,144)

NET ASSETS — 100.00%		$4,752,473,232

ADR  —  American Depositary Receipts

GDR  —  Global Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

[a]	Non-income producing security.
[b]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[c]	All or a portion of this security is on loan.
[d]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[e]	Affiliate of the Fund.
[f]	Annualized 7-day yield as of period end.
[g]	All or a portion of this security was purchased with cash collateral received from loaned securities.

22	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EMERGING MARKETS ETF

February 28, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased		Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	84,571,230	—		(36,522,745)[b]	48,048,485	$48,053,290	$1,111,537	[c]	$(2,631)	$(10,249)
BlackRock Cash Funds: Treasury, SL Agency Shares	4,920,351	565,484	[b]	—	5,485,835	5,485,835	41,666		—	—

						$53,539,125	$1,153,203		$(2,631)	$(10,249)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Futures Contracts (Note 5)

Futures contracts outstanding as of February 28, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value/ unrealized appreciation (depreciation)
Long Contracts
MSCI Emerging Markets E-Mini	191	Mar 2018	$11,298	$285,470

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

SCHEDULES OF INVESTMENTS	23

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EMERGING MARKETS ETF

February 28, 2018

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$4,656,384,803	$69,915,149	$42	$4,726,299,994
Preferred stocks	11,144,257	—	—	11,144,257
Money market funds	53,539,125	—	—	53,539,125

Total	$4,721,068,185	$69,915,149	$42	$4,790,983,376

Derivative financial instruments[a]
Assets
Futures contracts	$285,470	$—	$—	$285,470

Total	$285,470	$—	$—	$285,470

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

The Fund had transfers from Level 1 to Level 2 during the six months ended February 28, 2018 in the amount of $78,233,787 (the value of the securities as of the beginning of the period), resulting from the temporary use of an offshore spot rate to translate Qatari riyal into U.S. dollars.

See notes to consolidated financial statements.

24	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS ETF

February 28, 2018

Security	Shares	Value
COMMON STOCKS — 95.86%

BRAZIL — 4.71%
Ambev SA	36,120,115	$244,599,471
Atacadao Distribuicao Comercio e Industria Ltda[a]	2,923,100	13,361,458
B3 SA – Brasil Bolsa Balcao	15,858,901	125,065,038
Banco Bradesco SA	7,039,538	79,804,905
Banco do Brasil SA	6,591,974	84,815,549
Banco Santander Brasil SA Units	3,192,200	36,129,956
BB Seguridade Participacoes SA	5,343,300	47,861,494
BR Malls Participacoes SA	6,324,288	23,223,934
BRF SAa	3,416,085	31,461,105
CCR SA	9,306,000	36,378,977
Centrais Eletricas Brasileiras SAa	1,544,400	11,775,233
Cia. de Saneamento Basico do Estado de Sao Paulo	2,621,024	30,375,238
Cia. Energetica de Minas Gerais[a]	873,708	2,191,834
Cia. Siderurgica Nacional SAa	4,766,528	14,891,961
Cielo SA	9,370,076	69,769,031
Cosan SA Industria e Comercio	1,239,700	16,549,685
EDP – Energias do Brasil SA	2,286,100	9,359,024
Embraer SA	5,107,600	34,210,504
Engie Brasil Energia SA	1,227,400	14,791,138
Equatorial Energia SA	1,514,600	33,380,642
Fibria Celulose SA	1,910,761	36,271,375
Hypera SA	2,684,000	28,519,178
JBS SA	6,282,565	19,164,361
Klabin SA Units	4,503,900	24,815,640
Kroton Educacional SA	10,642,280	50,775,018
Localiza Rent a Car SA	3,874,589	30,937,080
Lojas Renner SA	5,488,690	58,320,763
M. Dias Branco SA	774,200	14,257,910
Multiplan Empreendimentos Imobiliarios SA	650,703	14,060,593
Natura Cosmeticos SA	1,313,000	13,874,656
Odontoprev SA	2,063,800	9,725,826
Petroleo Brasileiro SAa	22,908,174	163,239,470

Security	Shares	Value
Porto Seguro SA	869,900	$12,260,938
Qualicorp SA	1,746,200	15,453,097
Raia Drogasil SA	1,782,500	42,653,805
Rumo SAa	8,346,700	36,585,458
Sul America SA Units	1,537,336	10,103,001
Suzano Papel e Celulose SA	3,335,400	22,330,112
TIM Participacoes SA	6,514,876	28,275,414
Transmissora Alianca de Energia Eletrica SA Units	1,427,500	9,007,695
Ultrapar Participacoes SA	2,780,400	64,478,749
Vale SA	24,333,309	337,426,878
WEG SA	4,348,620	31,335,497

		2,033,868,691
CHILE — 1.10%
AES Gener SA	21,240,498	6,490,341
Aguas Andinas SA Series A	20,662,518	13,812,654
Banco de Chile	195,213,778	33,132,538
Banco de Credito e Inversiones SA	296,926	22,130,516
Banco Santander Chile	516,177,034	42,384,725
Cencosud SA	11,046,116	33,598,827
Cia. Cervecerias Unidas SA	1,123,496	15,847,439
Colbun SA	61,203,599	14,878,155
Empresa Nacional de Telecomunicaciones SA	1,136,290	13,471,267
Empresas CMPC SA	9,754,453	37,653,399
Empresas COPEC SA	2,600,444	42,030,753
Enel Americas SA	223,292,095	51,558,407
Enel Chile SA	152,663,385	18,850,913
Enel Generacion Chile SA	25,482,164	23,859,399
Itau CorpBanca	1,208,462,738	12,349,417
Latam Airlines Group SA	2,356,679	38,609,953
SACI Falabella	5,554,802	56,217,769

		476,876,472
CHINA — 30.22%
3SBio Inc.[a,b,c]	7,833,000	14,914,661
58.com Inc. ADR[a]	703,238	53,003,048
AAC Technologies Holdings Inc.	5,625,000	112,064,394
Agile Group Holdings Ltd.[c]	11,902,000	20,533,015
Agricultural Bank of China Ltd. Class H	200,785,000	111,614,219
Air China Ltd. Class H	13,910,000	21,224,158
Alibaba Group Holding Ltd. ADR[a,c]	8,829,267	1,643,479,759

SCHEDULES OF INVESTMENTS	25

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

February 28, 2018

Security	Shares	Value
Alibaba Health Information Technology Ltd.[a,c]	25,002,000	$12,300,832
Alibaba Pictures Group Ltd.[a,c]	95,130,000	13,007,693
Aluminum Corp. of China Ltd. Class Ha,c	30,234,000	18,352,204
Anhui Conch Cement Co. Ltd. Class H	9,549,500	51,193,120
ANTA Sports Products Ltd.	8,291,402	41,111,062
Autohome Inc. ADR	405,671	31,727,529
AviChina Industry & Technology Co. Ltd. Class Hc	16,319,000	9,092,410
Baidu Inc. ADR[a]	2,107,926	531,914,047
Bank of China Ltd. Class H	610,130,000	332,927,185
Bank of Communications Co. Ltd. Class H	67,011,600	53,778,494
Beijing Capital International Airport Co. Ltd. Class H	11,890,000	17,564,617
Beijing Enterprises Holdings Ltd.	3,828,000	21,303,899
Beijing Enterprises Water Group Ltd.	39,034,000	25,439,715
Brilliance China Automotive Holdings Ltd.	23,224,000	62,620,781
BYD Co. Ltd. Class Hc	4,899,000	45,357,053
BYD Electronic International Co. Ltd.[c]	5,051,500	12,523,366
CGN Power Co. Ltd. Class Hb	81,042,000	21,852,021
China Cinda Asset Management Co. Ltd. Class H	68,535,000	25,748,904
China CITIC Bank Corp. Ltd. Class H	69,376,800	50,623,175
China Communications Construction Co. Ltd. Class H	34,337,000	38,438,414
China Communications Services Corp. Ltd. Class H	18,432,000	10,976,336
China Conch Venture Holdings Ltd.[c]	12,179,500	36,653,831
China Construction Bank Corp. Class H	645,743,760	672,538,004

Security	Shares	Value
China Everbright Bank Co. Ltd. Class H	22,305,000	$11,486,991
China Everbright International Ltd.[c]	19,000,000	29,427,626
China Everbright Ltd.	6,910,000	15,205,832
China Evergrande Group[a,c]	25,212,388	74,748,240
China Galaxy Securities Co. Ltd. Class H	25,599,000	17,959,504
China Gas Holdings Ltd.[c]	13,374,400	41,702,601
China Huarong Asset Management Co. Ltd. Class Hb	74,505,000	33,799,695
China Huishan Dairy Holdings Co. Ltd.[a,d]	8,317,264	11
China Jinmao Holdings Group Ltd.[c]	38,118,000	23,332,680
China Life Insurance Co. Ltd. Class H	57,046,000	169,491,202
China Longyuan Power Group Corp. Ltd. Class H	24,238,000	16,106,424
China Medical System Holdings Ltd.	10,079,000	20,247,387
China Mengniu Dairy Co. Ltd.	21,113,000	69,744,425
China Merchants Bank Co. Ltd. Class H	30,079,467	127,040,035
China Merchants Port Holdings Co. Ltd.	9,794,000	22,928,971
China Minsheng Banking Corp. Ltd. Class H	42,889,540	44,833,609
China Mobile Ltd.	47,129,000	442,062,106
China Molybdenum Co. Ltd. Class H	28,404,000	23,230,496
China National Building Material Co. Ltd. Class Hc	22,182,000	22,025,244
China Oilfield Services Ltd. Class H	13,572,000	14,325,933
China Overseas Land & Investment Ltd.	29,356,960	103,167,470
China Pacific Insurance Group Co. Ltd. Class H	20,308,000	99,914,125
China Petroleum & Chemical Corp. Class H	195,846,800	157,672,529
China Railway Construction Corp. Ltd. Class H	14,995,500	16,096,789

26	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

February 28, 2018

Security	Shares	Value
China Railway Group Ltd. Class H	30,574,000	$22,231,232
China Resources Beer Holdings Co. Ltd.	12,532,000	48,364,459
China Resources Gas Group Ltd.[c]	6,722,000	22,677,827
China Resources Land Ltd.	21,207,333	75,747,250
China Resources Pharmaceutical Group Ltd.[b,c]	13,167,500	17,769,133
China Resources Power Holdings Co. Ltd.	14,638,999	25,479,300
China Shenhua Energy Co. Ltd. Class H	26,188,500	74,462,848
China Southern Airlines Co. Ltd. Class H	14,044,000	18,844,262
China State Construction International Holdings Ltd.[c]	15,196,000	20,700,722
China Taiping Insurance Holdings Co. Ltd.[c]	12,469,860	48,124,643
China Telecom Corp. Ltd. Class H	106,164,000	46,805,337
China Unicom Hong Kong Ltd.[a]	46,372,000	60,088,697
China Vanke Co. Ltd. Class H	9,190,931	41,284,197
Chongqing Rural Commercial Bank Co. Ltd. Class H	19,967,000	16,228,147
CIFI Holdings Group Co. Ltd.	18,810,000	15,359,909
CITIC Ltd.	44,470,000	64,670,824
CITIC Securities Co. Ltd. Class H	17,593,500	39,839,600
CNOOC Ltd.	137,239,000	199,931,581
COSCO SHIPPING Ports Ltd.	12,712,000	12,362,251
Country Garden Holdings Co. Ltd.	41,053,939	73,868,026
CRRC Corp. Ltd. Class H	32,277,300	29,574,360
CSPC Pharmaceutical Group Ltd.	35,616,000	82,289,149
Ctrip.com International Ltd. ADR[a,c]	3,011,114	138,451,022

Security	Shares	Value
Dongfeng Motor Group Co. Ltd. Class H	20,830,000	$26,379,219
ENN Energy Holdings Ltd.	5,764,000	44,416,086
Far East Horizon Ltd.	15,340,000	15,486,435
Fosun International Ltd.	19,863,000	43,811,148
Fullshare Holdings Ltd.[c]	51,675,000	29,055,755
Fuyao Glass Industry Group Co. Ltd. Class Hb	3,810,400	15,289,709
GCL-Poly Energy Holdings Ltd.[a]	100,408,000	15,910,690
Geely Automobile Holdings Ltd.	37,868,000	123,640,934
GF Securities Co. Ltd. Class H	10,604,000	20,434,785
GOME Retail Holdings Ltd.[c]	90,193,200	10,603,778
Great Wall Motor Co. Ltd. Class Hc	23,845,000	28,216,771
Guangdong Investment Ltd.	22,248,110	34,060,337
Guangzhou Automobile Group Co. Ltd. Class H	16,226,742	36,081,085
Guangzhou R&F Properties Co. Ltd. Class H	7,462,800	17,566,710
Haier Electronics Group Co. Ltd.	9,668,000	33,172,632
Haitian International Holdings Ltd.	4,943,000	15,128,474
Haitong Securities Co. Ltd. Class H	24,927,600	35,677,753
Hengan International Group Co. Ltd.	5,547,000	54,227,378
Huaneng Power International Inc. Class H	32,422,000	20,136,087
Huaneng Renewables Corp. Ltd. Class H	36,508,000	12,223,296
Huatai Securities Co. Ltd. Class Hb	12,596,000	25,400,289
Industrial & Commercial Bank of China Ltd. Class H	567,020,085	489,828,604
JD.com Inc. ADR[a,c]	5,030,455	237,185,953
Jiangsu Expressway Co. Ltd. Class H	9,364,000	14,574,971
Jiangxi Copper Co. Ltd. Class H	9,523,000	15,065,843
Kingboard Chemical Holdings Ltd.	4,813,000	24,448,488

SCHEDULES OF INVESTMENTS	27

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

February 28, 2018

Security	Shares	Value
Kingsoft Corp. Ltd.	6,092,000	$20,124,238
Kunlun Energy Co. Ltd.	24,846,000	23,368,632
Lee & Man Paper Manufacturing Ltd.	11,765,000	13,455,938
Lenovo Group Ltd.[c]	55,578,000	29,048,601
Longfor Properties Co. Ltd.	11,368,000	32,831,559
Meitu Inc.[a,b,c]	9,802,000	12,626,246
Momo Inc. ADR[a]	830,470	27,447,033
NetEase Inc. ADR	607,265	178,141,188
New China Life Insurance Co. Ltd. Class H	6,163,200	36,899,022
New Oriental Education & Technology Group Inc. ADR	1,030,803	94,205,086
Nexteer Automotive Group Ltd.	6,389,000	14,238,963
Nine Dragons Paper Holdings Ltd.	12,669,000	22,859,990
People’s Insurance Co. Group of China Ltd. (The) Class H	53,960,000	29,168,313
PetroChina Co. Ltd. Class H	161,674,000	114,252,133
PICC Property & Casualty Co. Ltd. Class H	35,198,128	69,808,818
Ping An Insurance Group Co. of China Ltd. Class H	40,011,000	426,682,421
Semiconductor Manufacturing International Corp.[a,c]	22,539,999	30,359,423
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	13,948,000	9,535,967
Shanghai Electric Group Co. Ltd. Class Ha	21,840,000	8,233,295
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	3,646,000	21,222,867
Shanghai Industrial Holdings Ltd.	3,712,000	10,412,176
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	7,685,326	11,174,464
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	5,636,500	14,204,156

Security	Shares	Value
Shenzhou International Group Holdings Ltd.[c]	5,654,000	$55,995,936
Shimao Property Holdings Ltd.	9,193,000	22,931,691
Sihuan Pharmaceutical Holdings Group Ltd.	28,895,000	10,560,579
SINA Corp./China[a]	439,447	51,384,538
Sino Biopharmaceutical Ltd.	34,426,000	65,197,925
Sino-Ocean Group Holding Ltd.	23,312,500	16,623,484
Sinopec Shanghai Petrochemical Co. Ltd. Class H	26,885,000	16,147,560
Sinopharm Group Co. Ltd. Class H	9,162,000	40,451,753
SOHO China Ltd.[c]	16,635,000	9,566,087
Sun Art Retail Group Ltd.	18,466,500	24,542,395
Sunac China Holdings Ltd.[c]	18,511,000	67,890,777
Sunny Optical Technology Group Co. Ltd.	5,473,100	91,413,003
TAL Education Group Class A ADR	2,449,178	92,480,961
Tencent Holdings Ltd.	43,685,400	2,412,793,104
Tingyi Cayman Islands Holding Corp.	14,932,000	31,370,309
TravelSky Technology Ltd. Class H	7,123,000	22,756,316
Tsingtao Brewery Co. Ltd. Class H	2,622,000	14,407,882
Vipshop Holdings Ltd. ADR[a]	3,115,116	54,171,867
Want Want China Holdings Ltd.[c]	39,477,000	33,346,066
Weibo Corp. ADR[a,c]	357,340	45,925,337
Weichai Power Co. Ltd. Class H	15,103,800	17,023,694
Yanzhou Coal Mining Co. Ltd. Class H	14,202,800	21,271,621
Yum China Holdings Inc.	2,945,985	127,620,070
YY Inc. ADR[a]	334,993	43,324,645
Zhejiang Expressway Co. Ltd. Class H	10,788,000	11,787,075
Zhuzhou CRRC Times Electric Co. Ltd. Class H	4,244,800	22,999,696
Zijin Mining Group Co. Ltd. Class H	44,510,000	20,476,659

28	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

February 28, 2018

Security	Shares	Value
ZTE Corp. Class Ha	5,607,400	$19,777,419

		13,058,144,835
COLOMBIA — 0.28%
Bancolombia SA	1,741,200	18,307,750
Cementos Argos SA	3,511,490	12,780,473
Ecopetrol SA	37,858,805	33,128,030
Grupo Argos SA/Colombia	2,301,382	15,500,683
Grupo de Inversiones Suramericana SA	2,014,047	26,976,273
Interconexion Electrica SA ESP	2,998,324	14,320,366

		121,013,575
CZECH REPUBLIC — 0.18%
CEZ AS	1,247,947	30,250,066
Komercni Banka AS	590,850	26,276,134
Moneta Money Bank ASb	3,795,270	15,311,552
O2 Czech Republic AS	479,599	6,250,099

		78,087,851
EGYPT — 0.12%
Commercial International Bank Egypt SAE	7,494,171	32,760,476
Eastern Tobacco	306,373	9,552,905
Global Telecom Holding SAE[a]	19,108,142	7,325,148

		49,638,529
GREECE — 0.33%
Alpha Bank AEa	10,740,400	25,688,187
Eurobank Ergasias SAa,c	14,301,020	14,477,064
FF Group[a]	248,911	5,312,727
Hellenic Telecommunications Organization SA	1,847,492	26,341,014
JUMBO SA	760,280	13,853,502
National Bank of Greece SAa,c	42,015,463	15,639,724
OPAP SA	1,683,741	20,556,292
Piraeus Bank SAa,c	2,169,477	9,604,994
Titan Cement Co. SA	336,826	9,202,144

		140,675,648
HUNGARY — 0.32%
MOL Hungarian Oil & Gas PLC	2,843,146	31,097,853
OTP Bank PLC	1,840,374	82,205,810
Richter Gedeon Nyrt	1,077,363	23,768,894

		137,072,557

Security	Shares	Value
INDIA — 8.20%
ACC Ltd.	336,756	$8,389,920
Adani Ports & Special Economic Zone Ltd.	5,617,462	35,211,399
Ambuja Cements Ltd.	4,676,922	18,116,488
Ashok Leyland Ltd.	8,948,399	19,436,245
Asian Paints Ltd.	2,217,646	38,049,371
Aurobindo Pharma Ltd.	2,040,286	19,226,457
Axis Bank Ltd.	13,718,618	111,345,154
Bajaj Auto Ltd.	645,762	29,941,688
Bajaj Finance Ltd.	1,293,407	32,565,356
Bajaj Finserv Ltd.	292,822	22,706,586
Bharat Forge Ltd.	1,617,920	19,616,081
Bharat Heavy Electricals Ltd.	6,666,384	9,199,423
Bharat Petroleum Corp. Ltd.	5,837,208	38,488,366
Bharti Airtel Ltd.	10,716,092	70,493,409
Bharti Infratel Ltd.	1,302,391	6,931,158
Bosch Ltd.	57,316	16,441,181
Britannia Industries Ltd.	190,299	14,588,726
Cadila Healthcare Ltd.	1,593,217	9,907,128
Cipla Ltd./India	2,703,389	24,468,842
Coal India Ltd.	5,241,284	24,872,390
Container Corp. of India Ltd.	323,828	6,482,649
Dabur India Ltd.	4,117,330	20,543,594
Dr. Reddy’s Laboratories Ltd.	883,712	30,348,403
Eicher Motors Ltd.	102,765	43,281,699
GAIL India Ltd.	3,889,346	27,313,557
Glenmark Pharmaceuticals Ltd.	1,065,196	8,903,851
Godrej Consumer Products Ltd.	1,860,661	30,573,434
Grasim Industries Ltd.	2,531,355	44,789,883
Havells India Ltd.	1,924,085	14,993,369
HCL Technologies Ltd.	4,286,739	61,873,411
Hero MotoCorp Ltd.	381,163	21,043,866
Hindalco Industries Ltd.	9,002,409	33,911,256
Hindustan Petroleum Corp. Ltd.	4,692,544	27,382,552
Hindustan Unilever Ltd.	5,008,913	101,318,113
Housing Development Finance Corp. Ltd.	11,646,225	323,342,129
ICICI Bank Ltd.	18,250,970	87,758,180
Idea Cellular Ltd.[a]	11,066,859	14,252,693

SCHEDULES OF INVESTMENTS	29

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

February 28, 2018

Security	Shares	Value
IDFC Bank Ltd.	10,257,037	$8,108,485
Indiabulls Housing Finance Ltd.	2,456,586	47,290,589
Indian Oil Corp. Ltd.	4,464,931	25,996,098
Infosys Ltd.	13,428,393	241,704,375
ITC Ltd.	26,194,076	106,571,596
JSW Steel Ltd.	6,642,039	31,830,605
Larsen & Toubro Ltd.	3,651,234	73,877,991
LIC Housing Finance Ltd.	2,305,628	17,971,839
Lupin Ltd.	1,700,256	21,399,926
Mahindra & Mahindra Financial Services Ltd.	2,182,873	14,496,920
Mahindra & Mahindra Ltd.	5,712,482	63,866,858
Marico Ltd.	3,504,119	16,574,926
Maruti Suzuki India Ltd.	815,143	110,747,586
Motherson Sumi Systems Ltd.	4,822,369	24,427,834
Nestle India Ltd.	179,287	21,360,599
NTPC Ltd.	12,678,347	31,770,672
Oil & Natural Gas Corp. Ltd.	9,757,226	28,202,478
Petronet LNG Ltd.	3,823,928	14,515,915
Piramal Enterprises Ltd.	608,361	24,116,856
Piramal Enterprises Ltd. New	26,757	1,060,710
Power Finance Corp. Ltd.	4,861,921	7,843,704
Reliance Industries Ltd.	21,829,677	319,857,523
Rural Electrification Corp. Ltd.	5,289,022	11,715,269
Shree Cement Ltd.	65,050	16,598,890
Shriram Transport Finance Co. Ltd.	1,141,015	23,361,941
Siemens Ltd.	560,658	10,051,115
State Bank of India	13,266,149	54,574,560
Sun Pharmaceutical Industries Ltd.	7,390,345	60,731,373
Tata Consultancy Services Ltd.	3,529,337	164,425,646
Tata Motors Ltd.[a]	12,159,543	69,041,809
Tata Motors Ltd. Class Aa	2,961,898	9,406,784
Tata Power Co. Ltd. (The)	8,875,353	11,512,057
Tata Steel Ltd.	2,511,307	25,889,346
Tech Mahindra Ltd.	3,592,780	33,787,312
Titan Co. Ltd.	2,395,302	30,008,262
UltraTech Cement Ltd.	670,921	42,797,234
United Spirits Ltd.[a]	450,054	22,741,988
UPL Ltd.	2,743,193	30,686,370

Security	Shares	Value
Vakrangee Ltd.	3,135,379	$7,830,476
Vedanta Ltd.	11,481,567	58,116,111
Wipro Ltd.	8,787,510	39,495,488
Yes Bank Ltd.	12,867,900	63,661,748
Zee Entertainment Enterprises Ltd.	4,143,423	35,957,314

		3,544,093,185
INDONESIA — 2.16%
Adaro Energy Tbk PT	111,803,700	19,110,353
AKR Corporindo Tbk PT	13,742,600	6,097,382
Astra International Tbk PT	154,729,800	90,878,506
Bank Central Asia Tbk PT	75,808,100	127,785,047
Bank Danamon Indonesia Tbk PT	26,661,016	12,798,684
Bank Mandiri Persero Tbk PT	143,594,200	86,688,138
Bank Negara Indonesia Persero Tbk PT	57,553,476	40,710,445
Bank Rakyat Indonesia Persero Tbk PT	426,632,610	117,297,979
Bank Tabungan Negara Persero Tbk PT	28,995,200	7,887,555
Bumi Serpong Damai Tbk PT	57,733,000	8,125,494
Charoen Pokphand Indonesia Tbk PT	57,324,245	14,343,048
Gudang Garam Tbk PT	3,688,000	21,392,734
Hanjaya Mandala Sampoerna Tbk PT	71,470,400	25,056,357
Indocement Tunggal Prakarsa Tbk PT	13,628,300	21,782,878
Indofood CBP Sukses Makmur Tbk PT	17,702,800	11,556,361
Indofood Sukses Makmur Tbk PT	33,946,800	18,703,641
Jasa Marga Persero Tbk PT	16,483,895	6,414,433
Kalbe Farma Tbk PT	165,337,715	19,241,397
Matahari Department Store Tbk PT	18,952,700	14,681,329
Pakuwon Jati Tbk PT	156,424,100	7,679,839
Perusahaan Gas Negara Persero Tbk PT	83,165,900	16,151,068
Semen Indonesia Persero Tbk PT	22,897,200	18,527,938

30	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

February 28, 2018

Security	Shares	Value
Surya Citra Media Tbk PT	44,839,100	$9,294,937
Telekomunikasi Indonesia Persero Tbk PT	386,166,300	112,351,544
Tower Bersama Infrastructure Tbk PT	17,290,000	7,073,953
Unilever Indonesia Tbk PT	11,720,100	45,947,804
United Tractors Tbk PT	13,003,453	33,670,795
Waskita Karya Persero Tbk PT	36,669,100	7,761,362
XL Axiata Tbk PTa	26,043,600	5,588,146

		934,599,147
MALAYSIA — 2.40%
AirAsia Bhd	11,607,900	12,979,985
Alliance Bank Malaysia Bhd	8,117,000	8,537,667
AMMB Holdings Bhd	13,867,675	14,657,180
Astro Malaysia Holdings Bhd	11,410,600	7,049,694
Axiata Group Bhd[c]	20,834,400	28,722,430
British American Tobacco Malaysia Bhd[c]	1,086,600	7,878,335
CIMB Group Holdings Bhd	34,661,000	63,623,332
Dialog Group Bhd	25,314,412	17,126,166
DiGi.Com Bhd[c]	27,052,400	33,427,015
Felda Global Ventures Holdings Bhd	10,933,000	5,414,863
Gamuda Bhd[c]	13,459,200	17,043,051
Genting Bhd	17,489,500	39,515,465
Genting Malaysia Bhd[c]	23,468,900	31,575,467
Genting Plantations Bhd	2,207,000	5,690,758
HAP Seng Consolidated Bhd	4,415,900	10,766,363
Hartalega Holdings Bhd	4,934,000	14,712,566
Hong Leong Bank Bhd	4,791,100	24,487,573
Hong Leong Financial Group Bhd	1,576,600	7,687,787
IHH Healthcare Bhd[c]	18,439,700	27,821,962
IJM Corp. Bhd[c]	21,908,440	15,213,418
IOI Corp. Bhd[c]	17,809,620	21,324,258
IOI Properties Group Bhd[c]	16,932,756	7,997,345
Kuala Lumpur Kepong Bhd	3,514,800	22,468,877
Malayan Banking Bhd	31,129,800	83,129,361
Malaysia Airports Holdings Bhd	6,219,200	13,813,388
Maxis Bhd[c]	14,649,500	22,103,279
MISC Bhd[c]	9,105,000	15,945,954

Security	Shares	Value
Nestle Malaysia Bhd	295,300	$9,657,373
Petronas Chemicals Group Bhd	18,649,400	38,517,653
Petronas Dagangan Bhd	1,667,300	10,981,961
Petronas Gas Bhd	5,388,900	24,241,107
PPB Group Bhd[c]	3,800,800	17,174,920
Press Metal Aluminium Holdings Bhd	9,796,500	14,505,923
Public Bank Bhd	21,819,030	128,117,868
RHB Bank Bhd	5,996,525	8,236,228
RHB Bank Bhd New[a,d]	3,214,200	8
Sapura Energy Bhd[c]	30,213,800	5,168,048
Sime Darby Bhd	18,442,773	12,995,163
Sime Darby Plantation Bhd[a]	18,442,773	25,189,899
Sime Darby Property Bhd[a]	18,442,773	6,638,833
SP Setia Bhd Group	6,923,300	5,991,827
Telekom Malaysia Bhd[c]	8,633,300	13,003,949
Tenaga Nasional Bhd	26,384,450	105,753,348
UMW Holdings Bhd[a]	3,851,200	6,390,809
Westports Holdings Bhd	7,404,700	6,956,675
YTL Corp. Bhd[c]	34,876,789	12,732,655
YTL Power International Bhd	19,220,416	5,544,823

		1,038,512,609
MEXICO — 2.83%
Alfa SAB de CV Class A	23,105,900	27,420,422
America Movil SAB de CV Series L	257,912,000	237,037,901
Arca Continental SAB de CV	3,325,336	23,060,739
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand Class B	13,941,600	19,663,220
Cemex SAB de CV CPO[a]	111,805,373	73,778,391
Coca-Cola Femsa SAB de CV Series L	3,804,293	25,607,951
El Puerto de Liverpool SAB de CV Series C1[c]	1,388,965	9,474,733
Fibra Uno Administracion SA de CV	23,015,200	32,424,022
Fomento Economico Mexicano SAB de CV	14,886,000	137,695,697
Gentera SAB de CV	7,520,200	6,138,288

SCHEDULES OF INVESTMENTS	31

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

February 28, 2018

Security	Shares	Value
Gruma SAB de CV Series B	1,649,225	$19,073,562
Grupo Aeroportuario del Pacifico SAB de CV Series B	2,769,800	26,736,417
Grupo Aeroportuario del Sureste SAB de CV Series B	1,610,835	28,518,960
Grupo Bimbo SAB de CV Series A	12,570,200	29,388,431
Grupo Carso SAB de CV Series A1	4,016,187	14,089,756
Grupo Financiero Banorte SAB de CV Series O	19,132,803	114,754,226
Grupo Financiero Inbursa SAB de CV Series Oc	17,870,200	28,528,670
Grupo Lala SAB de CV	4,621,300	6,762,818
Grupo Mexico SAB de CV Series B	29,254,688	99,779,465
Grupo Televisa SAB CPO[c]	18,792,100	64,253,902
Industrias Penoles SAB de CV	1,065,473	23,263,420
Infraestructura Energetica Nova SAB de CV	4,084,800	19,333,897
Kimberly-Clark de Mexico SAB de CV Series A	11,675,900	21,257,601
Mexichem SAB de CV	8,032,934	22,497,495
Promotora y Operadora de Infraestructura SAB de CV	1,817,965	18,537,134
Wal-Mart de Mexico SAB de CV	40,133,700	93,596,375

		1,222,673,493
PAKISTAN — 0.08%
Habib Bank Ltd.	4,351,000	8,200,560
Lucky Cement Ltd.	993,050	5,396,669
MCB Bank Ltd.	2,817,600	5,566,382
Oil & Gas Development Co. Ltd.	4,878,700	7,203,414
United Bank Ltd./Pakistan	3,505,700	5,982,951

		32,349,976
PERU — 0.39%
Cia. de Minas Buenaventura SAA ADR	1,472,512	22,897,562
Credicorp Ltd.	518,734	112,279,974
Southern Copper Corp.	648,873	34,215,073

		169,392,609

Security	Shares	Value
PHILIPPINES — 1.03%
Aboitiz Equity Ventures Inc.	16,283,380	$24,199,954
Aboitiz Power Corp.	9,176,464	6,783,676
Alliance Global Group Inc.[a]	27,640,980	7,886,808
Ayala Corp.	1,927,336	39,116,631
Ayala Land Inc.	58,991,300	46,554,194
Bank of the Philippine Islands	6,406,632	14,749,523
BDO Unibank Inc.	14,862,931	44,463,223
DMCI Holdings Inc.	28,332,400	7,572,715
Globe Telecom Inc.	264,870	8,757,798
GT Capital Holdings Inc.	634,660	16,451,440
International Container Terminal Services Inc.	4,238,650	8,952,602
JG Summit Holdings Inc.	21,835,684	30,187,582
Jollibee Foods Corp.	3,676,659	21,065,957
Manila Electric Co.	1,288,670	8,328,847
Megaworld Corp.	82,190,200	7,654,041
Metro Pacific Investments Corp.	102,738,600	11,106,343
Metropolitan Bank & Trust Co.	4,849,586	9,111,597
PLDT Inc.	693,853	20,250,702
Robinsons Land Corp.	13,806,306	5,142,902
Security Bank Corp.	1,513,250	7,153,651
SM Investments Corp.	2,006,392	36,213,681
SM Prime Holdings Inc.	66,107,925	44,808,175
Universal Robina Corp.	6,930,050	19,826,756

		446,338,798
POLAND — 1.26%
Alior Bank SAa	699,557	17,015,562
Bank Handlowy w Warszawie SA	261,263	6,389,097
Bank Millennium SAa	4,735,091	11,551,867
Bank Pekao SA	1,211,586	46,829,960
Bank Zachodni WBK SA	269,705	29,451,699
CCC SA	217,421	15,988,938
CD Projekt SA	512,420	16,000,274
Cyfrowy Polsat SA	1,653,040	11,268,699
Dino Polska SAa,b	323,762	8,063,934
Grupa Azoty SA	339,404	5,754,541
Grupa Lotos SA	714,844	11,719,541
Jastrzebska Spolka Weglowa SAa,c	408,433	10,989,282
KGHM Polska Miedz SA	1,074,315	32,918,385
LPP SA	9,991	26,284,049

32	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

February 28, 2018

Security	Shares	Value
mBank SAa	115,743	$15,469,554
Orange Polska SAa	5,026,773	8,361,452
PGE Polska Grupa Energetyczna SAa	6,452,110	19,092,258
PLAY Communications SAa,b	773,464	7,629,119
Polski Koncern Naftowy ORLEN SA	2,311,029	65,093,899
Polskie Gornictwo Naftowe i Gazownictwo SA	13,588,711	24,030,813
Powszechna Kasa Oszczednosci Bank Polski SAa	7,197,026	90,457,696
Powszechny Zaklad Ubezpieczen SA	4,636,399	57,813,768
Tauron Polska Energia SAa	8,220,093	6,116,944

		544,291,331
QATAR — 0.51%
Barwa Real Estate Co.	792,460	7,314,281
Commercial Bank PQSC (The)[a]	1,559,914	12,069,339
Doha Bank QPSC	702,894	6,295,090
Ezdan Holding Group QSC	6,197,447	15,446,091
Industries Qatar QSC	1,149,588	32,524,222
Masraf Al Rayan QSC	2,913,303	30,001,148
Ooredoo QPSC	631,193	15,039,930
Qatar Electricity & Water Co. QSC	228,155	10,691,641
Qatar Gas Transport Co. Ltd.	2,039,634	9,518,888
Qatar Insurance Co. SAQ	1,226,692	13,018,820
Qatar Islamic Bank SAQ	472,290	12,419,085
Qatar National Bank QPSC	1,773,886	58,057,454

		222,395,989
RUSSIA — 3.56%
Alrosa PJSC	20,039,200	30,718,646
Gazprom PJSC	63,898,059	162,487,608
Gazprom PJSC ADR	8,820,233	44,136,446
Inter RAO UES PJSC	243,449,000	16,086,510
LUKOIL PJSC	2,586,643	173,514,939
LUKOIL PJSC ADR	686,044	46,033,552
Magnit PJSC GDR	2,736,442	56,644,349
Magnitogorsk Iron & Steel Works PJSC	16,702,600	14,145,921
MMC Norilsk Nickel PJSC	490,559	97,236,074

Security	Shares	Value
Mobile TeleSystems PJSC ADR	3,864,719	$46,222,039
Moscow Exchange MICEX-RTS PJSC	11,628,330	23,102,779
Novatek PJSC GDR	705,856	96,349,344
Novolipetsk Steel PJSC	9,059,470	23,510,610
PhosAgro PJSC GDR	845,372	13,018,729
Polyus PJSC	196,295	16,199,415
Rosneft Oil Co. PJSC	6,700,087	39,333,519
Rosneft Oil Co. PJSC GDR	1,772,421	10,368,663
RusHydro PJSC	842,842,100	11,700,006
Sberbank of Russia PJSC	61,067,081	295,478,003
Sberbank of Russia PJSC ADR	5,205,662	106,455,788
Severstal PJSC	1,606,643	26,209,706
Surgutneftegas OJSC	42,327,760	21,589,620
Surgutneftegas OJSC ADR	1,413,682	7,068,410
Tatneft PJSC Class S	11,748,970	123,964,442
VTB Bank PJSC	29,830,502,000	27,956,078
VTB Bank PJSC GDR	3,609,435	7,724,191

		1,537,255,387
SOUTH AFRICA — 7.06%
Anglo American Platinum Ltd.[a]	412,579	12,785,536
AngloGold Ashanti Ltd.	3,152,204	28,889,584
Aspen Pharmacare Holdings Ltd.	2,987,704	68,366,312
Barclays Africa Group Ltd.	5,347,966	89,935,084
Bid Corp. Ltd.	2,587,869	59,168,831
Bidvest Group Ltd. (The)	2,581,785	49,237,371
Brait SEa,c	2,814,760	10,695,075
Capitec Bank Holdings Ltd.	316,913	22,350,304
Coronation Fund Managers Ltd.	1,769,753	11,987,017
Discovery Ltd.	2,754,742	41,723,416
Exxaro Resources Ltd.	1,836,876	20,606,936
FirstRand Ltd.	25,842,190	161,790,773
Fortress REIT Ltd. Series A	7,743,608	10,443,989
Fortress REIT Ltd. Series B	6,309,925	8,553,112
Foschini Group Ltd. (The)	1,727,031	31,383,937
Gold Fields Ltd.	6,345,055	24,624,968
Growthpoint Properties Ltd.	16,579,885	41,436,544
Hyprop Investments Ltd.	1,893,984	17,513,786
Imperial Holdings Ltd.	1,187,087	25,208,534
Investec Ltd.	2,103,659	18,267,504

SCHEDULES OF INVESTMENTS	33

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

February 28, 2018

Security	Shares	Value
Kumba Iron Ore Ltd.	482,319	$14,317,872
Liberty Holdings Ltd.	970,394	10,959,502
Life Healthcare Group Holdings Ltd.	10,044,152	23,111,229
MMI Holdings Ltd./South Africa	7,724,962	14,286,639
Mondi Ltd.	915,311	23,885,905
Mr. Price Group Ltd.	1,871,809	44,842,542
MTN Group Ltd.	13,038,312	141,939,900
Naspers Ltd. Class N	3,361,868	931,625,139
Nedbank Group Ltd.	1,727,807	42,092,401
NEPI Rockcastle PLC	2,854,888	28,837,301
Netcare Ltd.	7,719,322	16,676,286
Pick n Pay Stores Ltd.	2,794,483	17,201,918
Pioneer Foods Group Ltd.	981,109	10,930,072
PSG Group Ltd.	972,792	17,925,004
Rand Merchant Investment Holdings Ltd.	5,099,690	19,294,898
Redefine Properties Ltd.	39,608,526	38,052,372
Remgro Ltd.	4,082,129	83,518,725
Resilient REIT Ltd.	2,311,704	12,996,266
RMB Holdings Ltd.	5,492,519	40,538,664
Sanlam Ltd.	10,822,996	83,668,189
Sappi Ltd.	4,303,551	27,927,735
Sasol Ltd.	4,256,689	150,289,115
Shoprite Holdings Ltd.	3,436,993	75,694,648
Sibanye Gold Ltd.	13,367,866	12,853,990
SPAR Group Ltd. (The)	1,486,663	27,532,312
Standard Bank Group Ltd.	9,959,732	183,783,054
Steinhoff International Holdings NV Class Hc	23,251,988	11,425,312
Telkom SA SOC Ltd.	2,056,242	9,014,976
Tiger Brands Ltd.	1,267,090	45,791,825
Truworths International Ltd.	3,414,787	29,299,979
Vodacom Group Ltd.	4,604,990	63,493,561
Woolworths Holdings Ltd./South Africa	7,663,644	42,428,816

		3,051,204,760
SOUTH KOREA — 13.66%
Amorepacific Corp.[c]	247,082	64,228,999
AMOREPACIFIC Group[c]	221,825	25,810,278
BGF retail Co. Ltd.[c]	61,942	9,952,819
BNK Financial Group Inc.	2,032,866	21,025,117
Celltrion Healthcare Co. Ltd.[a,c]	267,730	29,569,220

Security	Shares	Value
Celltrion Inc.[a,c]	624,116	$203,447,177
Cheil Worldwide Inc.	538,737	9,253,401
CJ CheilJedang Corp.	60,764	18,965,954
CJ Corp.	111,776	17,185,986
CJ E&M Corp.	147,262	11,776,608
CJ Logistics Corp.[a,c]	60,782	7,437,081
Coway Co. Ltd.	408,886	32,698,797
Daelim Industrial Co. Ltd.	213,437	14,624,643
Daewoo Engineering & Construction Co. Ltd.[a]	1,083,739	5,224,044
DB Insurance Co. Ltd.	382,246	24,532,364
DGB Financial Group Inc.	1,300,849	14,895,676
Dongsuh Cos. Inc.	278,690	7,167,344
Doosan Bobcat Inc.	253,512	7,959,560
Doosan Heavy Industries & Construction Co. Ltd.[a,c]	409,079	5,647,549
E-MART Inc.	161,052	45,211,754
GS Engineering & Construction Corp.[c]	355,347	9,581,801
GS Holdings Corp.	394,468	24,078,248
GS Retail Co. Ltd.	206,842	6,876,269
Hana Financial Group Inc.	2,238,009	101,577,378
Hankook Tire Co. Ltd.	572,603	31,197,319
Hanmi Pharm Co. Ltd.	48,296	20,649,227
Hanmi Science Co. Ltd.[c]	97,430	7,557,595
Hanon Systems	1,442,152	16,646,874
Hanssem Co. Ltd.[c]	81,471	11,247,497
Hanwha Chemical Corp.	824,214	25,269,097
Hanwha Corp.	345,322	14,078,831
Hanwha Life Insurance Co. Ltd.	1,914,154	11,860,720
Hanwha Techwin Co. Ltd.[a,c]	284,072	7,646,781
Hotel Shilla Co. Ltd.	242,375	18,308,500
Hyosung Corp.	162,338	18,738,803
Hyundai Department Store Co. Ltd.	110,149	9,296,905
Hyundai Development Co. Engineering & Construction	460,781	16,084,146
Hyundai Engineering & Construction Co. Ltd.[a]	594,421	21,133,261
Hyundai Glovis Co. Ltd.	143,332	18,861,215
Hyundai Heavy Industries Co. Ltd.[a,c]	239,476	28,969,763
Hyundai Marine & Fire Insurance Co. Ltd.	480,384	18,321,045

34	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

February 28, 2018

Security	Shares	Value
Hyundai Mobis Co. Ltd.	522,679	$110,047,846
Hyundai Motor Co.	1,180,849	176,107,779
Hyundai Robotics Co. Ltd.[a]	75,580	30,883,877
Hyundai Steel Co.	614,759	30,428,555
Hyundai Wia Corp.[c]	125,021	6,707,655
Industrial Bank of Korea	1,947,655	30,935,143
ING Life Insurance Korea Ltd.[b]	248,889	12,135,321
Kakao Corp.	340,952	40,300,910
Kangwon Land Inc.[a]	905,022	24,111,076
KB Financial Group Inc.	2,998,470	177,211,266
KCC Corp.	44,952	15,047,650
KEPCO Plant Service & Engineering Co. Ltd.[a]	175,044	6,522,325
Kia Motors Corp.	2,024,456	64,216,515
Korea Aerospace Industries Ltd. Class Aa,c	522,630	24,275,823
Korea Electric Power Corp.[a]	1,969,463	60,198,749
Korea Gas Corp.[a]	214,940	9,110,487
Korea Investment Holdings Co. Ltd.[a]	304,053	22,040,965
Korea Zinc Co. Ltd.[a]	64,951	30,709,125
Korean Air Lines Co. Ltd.	358,240	10,801,123
KT Corp.	170,925	4,403,738
KT&G Corp.	899,278	82,877,407
Kumho Petrochemical Co. Ltd.[c]	136,780	11,443,594
LG Chem Ltd.	353,023	124,857,151
LG Corp.	731,478	58,226,432
LG Display Co. Ltd.	1,791,044	49,369,899
LG Electronics Inc.[c]	820,223	75,667,446
LG Household & Health Care Ltd.	72,233	73,373,626
LG Innotek Co. Ltd.[c]	110,587	13,479,993
Lotte Chemical Corp.	118,586	50,264,082
Lotte Corp.[a,c]	218,484	12,650,242
Lotte Shopping Co. Ltd.	83,623	15,946,209
Medy-Tox Inc.	32,543	18,151,235
Mirae Asset Daewoo Co. Ltd.	2,864,692	24,549,212
NAVER Corp.	215,131	159,525,527
NCSoft Corp.[c]	135,297	46,852,318
Netmarble Games Corp.[b]	195,371	26,611,158
NH Investment & Securities Co. Ltd.[a]	1,085,005	14,327,797

Security	Shares	Value
OCI Co. Ltd.[c]	128,915	$19,583,080
Orion Corp./Republic of Korea	163,466	16,302,824
Ottogi Corp.	9,264	6,048,248
Pan Ocean Co. Ltd.[a,c]	1,651,151	9,041,763
POSCO	570,754	190,532,432
Posco Daewoo Corp.	294,803	5,499,142
S-1 Corp.	139,043	12,326,279
S-Oil Corp.	347,112	39,586,603
Samsung Biologics Co. Ltd.[a,b,c]	128,090	53,227,907
Samsung C&T Corp.	581,924	69,052,760
Samsung Card Co. Ltd.	234,975	7,876,621
Samsung Electro-Mechanics Co. Ltd.	433,284	37,050,603
Samsung Electronics Co. Ltd.	743,060	1,614,572,149
Samsung Fire & Marine Insurance Co. Ltd.	236,864	63,213,312
Samsung Heavy Industries Co. Ltd.[a,c]	1,950,155	15,397,382
Samsung Life Insurance Co. Ltd.	538,073	60,371,105
Samsung SDI Co. Ltd.	424,495	67,031,716
Samsung SDS Co. Ltd.	267,992	58,899,341
Samsung Securities Co. Ltd.	524,921	19,195,560
Shinhan Financial Group Co. Ltd.	3,214,757	140,714,269
Shinsegae Inc.[c]	57,308	18,151,855
SillaJen Inc.[a,c]	415,856	39,323,718
SK Holdings Co. Ltd.	244,383	64,204,417
SK Hynix Inc.	4,467,651	316,848,829
SK Innovation Co. Ltd.	498,501	94,599,645
SK Networks Co. Ltd.	1,051,355	5,805,802
SK Telecom Co. Ltd.	155,157	34,386,998
Woori Bank	3,209,345	49,196,719
Yuhan Corp.	67,361	12,938,487

		5,899,944,468
TAIWAN — 11.35%
Acer Inc.	22,465,121	18,929,012
Advanced Semiconductor Engineering Inc.	51,702,220	70,393,151
Advantech Co. Ltd.[c]	2,631,126	19,601,305
Airtac International Group	886,000	16,235,721

SCHEDULES OF INVESTMENTS	35

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

February 28, 2018

Security	Shares	Value
Asia Cement Corp.	18,076,077	$17,583,552
Asia Pacific Telecom Co. Ltd.[a]	15,540,000	5,040,633
Asustek Computer Inc.[c]	5,346,968	50,730,768
AU Optronics Corp.[c]	66,307,000	29,751,904
Catcher Technology Co. Ltd.	5,004,210	60,676,828
Cathay Financial Holding Co. Ltd.	62,587,644	116,833,985
Chailease Holding Co. Ltd.	9,010,932	30,308,559
Chang Hwa Commercial Bank Ltd.	39,669,940	22,827,319
Cheng Shin Rubber Industry Co. Ltd.[c]	14,711,128	25,294,947
Chicony Electronics Co. Ltd.	4,143,267	10,203,658
China Airlines Ltd.[a]	20,175,347	7,946,995
China Development Financial Holding Corp.	105,569,848	37,967,612
China Life Insurance Co. Ltd./Taiwan[c]	22,696,285	22,855,261
China Steel Corp.	96,349,313	79,533,436
Chunghwa Telecom Co. Ltd.	28,789,410	107,976,928
Compal Electronics Inc.	32,604,908	22,447,249
CTBC Financial Holding Co. Ltd.	135,671,772	99,213,657
Delta Electronics Inc.	14,883,000	70,858,077
E.Sun Financial Holding Co. Ltd.	70,249,712	46,559,639
Eclat Textile Co. Ltd.[c]	1,318,427	14,089,474
Eva Airways Corp.	16,028,364	8,235,018
Evergreen Marine Corp. Taiwan Ltd.[a]	14,909,012	7,889,717
Far Eastern New Century Corp.	24,615,038	21,878,722
Far EasTone Telecommunications Co. Ltd.	12,316,000	31,216,592
Feng TAY Enterprise Co. Ltd.[c]	2,515,529	11,976,453
First Financial Holding Co. Ltd.	73,964,639	50,668,520
Formosa Chemicals & Fibre Corp.	22,617,090	84,052,483

Security	Shares	Value
Formosa Petrochemical Corp.	10,126,000	$40,579,610
Formosa Plastics Corp.	31,805,280	112,751,845
Formosa Taffeta Co. Ltd.	5,939,000	6,489,154
Foxconn Technology Co. Ltd.[c]	7,033,637	19,128,659
Fubon Financial Holding Co. Ltd.	51,068,969	91,308,598
General Interface Solution Holding Ltd.[c]	1,291,000	7,893,117
Giant Manufacturing Co. Ltd.[c]	2,249,203	11,787,024
Globalwafers Co. Ltd.	1,659,000	24,206,950
Highwealth Construction Corp.[c]	6,312,170	9,545,386
Hiwin Technologies Corp.	1,562,971	20,075,495
Hon Hai Precision Industry Co. Ltd.	119,558,592	360,778,612
Hotai Motor Co. Ltd.[c]	2,028,000	22,610,128
HTC Corp.[a,c]	5,007,708	10,462,920
Hua Nan Financial Holdings Co. Ltd.	59,451,305	35,024,659
Innolux Corp.[c]	68,642,002	30,564,506
Inventec Corp.	19,110,281	15,284,036
Largan Precision Co. Ltd.[c]	763,000	96,565,738
Lite-On Technology Corp.	16,189,246	23,289,491
Macronix International[a,c]	13,842,000	20,600,260
MediaTek Inc.	11,520,338	118,772,473
Mega Financial Holding Co. Ltd.	84,084,162	71,856,959
Micro-Star International Co. Ltd.[c]	5,134,000	15,035,091
Nan Ya Plastics Corp.	36,666,160	101,224,247
Nanya Technology Corp.	7,412,000	20,513,079
Nien Made Enterprise Co. Ltd.[c]	1,074,000	10,594,509
Novatek Microelectronics Corp.	4,433,000	19,207,566
Pegatron Corp.	14,940,414	38,380,266
Phison Electronics Corp.[c]	1,098,535	10,761,282
Pou Chen Corp.	16,971,220	21,362,619
Powertech Technology Inc.	5,295,300	16,432,470
President Chain Store Corp.	4,388,000	44,262,506
Quanta Computer Inc.[c]	20,680,000	42,216,369

36	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

February 28, 2018

Security	Shares	Value
Realtek Semiconductor Corp.	3,401,637	$13,515,435
Ruentex Development Co. Ltd.[a,c]	7,321,430	8,062,338
Ruentex Industries Ltd.[c]	4,299,598	7,554,910
Shin Kong Financial Holding Co. Ltd.[c]	63,447,865	26,187,144
Siliconware Precision Industries Co. Ltd.	15,882,509	27,689,874
SinoPac Financial Holdings Co. Ltd.	81,826,006	28,307,193
Standard Foods Corp.[c]	3,981,615	9,355,510
Synnex Technology International Corp.	10,819,834	14,342,196
TaiMed Biologics Inc.[a,c]	1,266,000	8,759,295
Taishin Financial Holding Co. Ltd.	71,822,006	34,932,523
Taiwan Business Bank	32,119,632	9,505,356
Taiwan Cement Corp.	25,846,296	32,755,492
Taiwan Cooperative Financial Holding Co. Ltd.	61,947,605	36,070,945
Taiwan High Speed Rail Corp.	12,287,000	9,532,310
Taiwan Mobile Co. Ltd.	12,265,600	45,162,850
Taiwan Semiconductor Manufacturing Co. Ltd.	188,902,000	1,591,679,951
Teco Electric and Machinery Co. Ltd.	14,691,000	13,334,641
Uni-President Enterprises Corp.	37,114,839	87,716,391
United Microelectronics Corp.[c]	92,399,000	44,782,444
Vanguard International Semiconductor Corp.	6,917,000	14,452,124
Win Semiconductors Corp.[c]	2,599,000	23,902,023
Winbond Electronics Corp.[c]	22,375,000	15,251,066
Wistron Corp.[c]	20,148,156	16,907,737
WPG Holdings Ltd.[c]	11,887,532	15,268,875
Yageo Corp.[c]	1,583,000	17,919,936
Yuanta Financial Holding Co. Ltd.	77,524,635	34,918,016
Zhen Ding Technology Holding Ltd.[c]	3,321,075	7,268,815

		4,904,478,189

Security	Shares	Value
THAILAND — 2.43%
Advanced Info Service PCL NVDR	8,003,800	$50,485,900
Airports of Thailand PCL NVDR	33,090,300	74,582,310
Bangkok Bank PCL Foreign	1,915,300	14,033,737
Bangkok Dusit Medical Services PCL NVDR	29,750,200	20,945,506
Bangkok Expressway & Metro PCL NVDR	56,934,600	13,240,605
Banpu PCL NVDR	15,388,800	11,520,765
Berli Jucker PCL NVDR	9,152,100	17,347,880
BTS Group Holdings PCL NVDR	43,225,100	11,222,828
Bumrungrad Hospital PCL NVDR	2,791,100	18,316,872
Central Pattana PCL NVDR	10,602,500	28,456,853
Charoen Pokphand Foods PCL NVDR	23,004,600	16,782,585
CP ALL PCL NVDR	38,090,900	101,931,685
Delta Electronics Thailand PCL NVDR	3,875,200	8,394,826
Electricity Generating PCL NVDR	930,800	7,057,356
Energy Absolute PCL NVDR[c]	8,475,200	18,157,286
Glow Energy PCL NVDR	4,176,500	11,276,151
Home Product Center PCL NVDR	30,872,014	14,162,377
Indorama Ventures PCL NVDR	11,355,780	19,535,270
IRPC PCL NVDR	79,478,700	20,635,597
Kasikornbank PCL Foreign	9,172,300	67,791,449
Kasikornbank PCL NVDR	4,721,000	34,892,386
KCE Electronics PCL NVDR[c]	2,091,300	4,663,619
Krung Thai Bank PCL NVDR	27,367,900	17,698,897
Minor International PCL NVDR[c]	16,832,120	21,717,135
PTT Exploration & Production PCL NVDR	10,628,439	39,107,509
PTT Global Chemical PCL NVDR	16,988,430	53,714,612
PTT PCL NVDR	8,154,000	147,546,097

SCHEDULES OF INVESTMENTS	37

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

February 28, 2018

Security	Shares	Value
Robinson PCL NVDR	3,852,300	$8,253,175
Siam Cement PCL (The) Foreign	2,399,000	37,448,550
Siam Cement PCL (The) NVDR	729,200	11,382,861
Siam Commercial Bank PCL (The) NVDR	13,941,400	66,176,126
Thai Oil PCL NVDR	8,320,500	27,302,055
Thai Union Group PCL NVDR	14,749,700	9,444,695
TMB Bank PCL NVDR	97,722,400	9,339,509
True Corp. PCL NVDR[a]	76,837,901	15,421,433

		1,049,986,497
TURKEY — 1.06%
Akbank Turk AS	16,806,033	46,933,003
Anadolu Efes Biracilik Ve Malt Sanayii AS	1,590,720	10,731,703
Arcelik AS	1,805,762	8,989,791
Aselsan Elektronik Sanayi Ve Ticaret ASc	1,548,195	12,673,687
BIM Birlesik Magazalar AS	1,643,142	32,461,816
Coca-Cola Icecek AS	571,386	5,542,059
Emlak Konut Gayrimenkul Yatirim Ortakligi ASa,c	14,192,235	9,843,161
Enka Insaat ve Sanayi AS	1	1
Eregli Demir ve Celik Fabrikalari TAS	10,830,734	32,323,329
Ford Otomotiv Sanayi AS	549,595	9,052,951
Haci Omer Sabanci Holding AS	7,079,355	19,974,589
KOC Holding AS	5,814,148	27,478,759
Petkim Petrokimya Holding AS	5,292,214	11,219,947
TAV Havalimanlari Holding AS	1,265,969	7,715,977
Tofas Turk Otomobil Fabrikasi AS	966,139	7,710,939
Tupras Turkiye Petrol Rafinerileri AS	970,428	29,802,843
Turk Hava Yollari AOa	4,243,431	21,259,239
Turk Telekomunikasyon ASa	3,666,504	6,299,554
Turkcell Iletisim Hizmetleri AS	8,223,037	33,138,853
Turkiye Garanti Bankasi AS	17,662,046	54,427,564
Turkiye Halk Bankasi AS	4,786,526	12,109,510

Security	Shares	Value
Turkiye Is Bankasi AS Class C	12,131,018	$24,220,924
Turkiye Sise ve Cam Fabrikalari AS	6,173,929	7,752,993
Turkiye Vakiflar Bankasi TAO Class D	5,714,220	11,033,776
Ulker Biskuvi Sanayi AS	1,182,426	7,007,981
Yapi ve Kredi Bankasi ASa	6,591,281	8,242,456

		457,947,405
UNITED ARAB EMIRATES — 0.62%
Abu Dhabi Commercial Bank PJSC	16,142,366	32,083,005
Aldar Properties PJSC	25,266,906	14,859,042
DAMAC Properties Dubai Co. PJSC	12,518,479	10,224,870
DP World Ltd.	1,308,631	31,996,028
Dubai Investments PJSC	6,013,350	3,618,210
Dubai Islamic Bank PJSC	10,182,151	16,799,530
DXB Entertainments PJSC[a]	24,337,154	3,677,458
Emaar Malls PJSC	15,429,237	8,905,643
Emaar Properties PJSC	27,455,280	46,120,714
Emirates Telecommunications Group Co. PJSC	13,609,533	63,731,869
First Abu Dhabi Bank PJSC	11,168,876	35,121,774

		267,138,143

TOTAL COMMON STOCKS
(Cost: $31,977,599,385)		41,417,980,144

PREFERRED STOCKS — 3.80%

BRAZIL — 2.74%
Banco Bradesco SA, Preference Shares	23,441,133	279,742,278
Braskem SA Class A, Preference Shares	1,324,400	18,931,939
Centrais Eletricas Brasileiras SA Class B, Preference Shares	1,869,237	16,052,855
Cia. Brasileira de Distribuicao, Preference Shares	1,212,186	25,555,250
Cia. Energetica de Minas Gerais, Preference Shares	5,773,602	14,590,618

38	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

February 28, 2018

Security	Shares	Value
Gerdau SA, Preference Shares	7,813,085	$39,970,288
Itau Unibanco Holding SA, Preference Shares	24,779,792	384,272,696
Itausa-Investimentos Itau SA, Preference Shares	30,438,185	122,923,890
Lojas Americanas SA, Preference Shares	5,580,724	28,996,574
Petroleo Brasileiro SA, Preference Shares	30,024,127	198,327,900
Telefonica Brasil SA, Preference Shares	3,413,267	53,214,921

		1,182,579,209
CHILE — 0.11%
Embotelladora Andina SA Class B, Preference Shares	2,033,810	10,060,463
Sociedad Quimica y Minera de Chile SA Series B, Preference Shares	750,478	38,040,692

		48,101,155
COLOMBIA — 0.13%
Bancolombia SA, Preference Shares	3,567,802	37,538,332
Grupo Aval Acciones y Valores SA, Preference Shares	25,304,878	10,939,083
Grupo de Inversiones Suramericana SA, Preference Shares	695,339	8,615,272

		57,092,687
RUSSIA — 0.09%
Surgutneftegas OJSC, Preference Shares	54,353,100	28,481,131
Transneft PJSC, Preference Shares	3,784	12,434,655

		40,915,786
SOUTH KOREA — 0.73%
Amorepacific Corp., Preference Shares	69,838	9,802,730
Hyundai Motor Co., Preference Shares	184,022	15,260,112
Hyundai Motor Co. Series 2, Preference Shares[c]	293,413	26,471,927
LG Chem Ltd., Preference Shares	59,137	11,713,812

Security	Shares	Value
LG Household & Health Care Ltd., Preference Shares	15,995	$9,069,101
Samsung Electronics Co. Ltd., Preference Shares	132,013	243,204,299

		315,521,981

TOTAL PREFERRED STOCKS
(Cost: $1,068,986,128)		1,644,210,818

RIGHTS — 0.01%

BRAZIL — 0.01%
Itausa-Investimentos Itau SA (Expires 03/29/18)[a]	716,572	1,191,070

		1,191,070
CHILE — 0.00%
Enel Chile SA (Expires 03/16/18)[a]	16,208,950	2,753

		2,753
SOUTH KOREA — 0.00%
Hyundai Heavy Industries Co. Ltd. (Expires 03/09/18)[a]	42,796	987,995

		987,995

TOTAL RIGHTS
(Cost: $0)		2,181,818

SHORT-TERM INVESTMENTS — 5.10%

MONEY MARKET FUNDS — 5.10%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.58%[e,f,g]	2,203,293,346	2,203,513,675

		2,203,513,675

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,203,385,915)		2,203,513,675

SCHEDULES OF INVESTMENTS	39

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

February 28, 2018

Value
TOTAL INVESTMENTS IN SECURITIES — 104.77%
(Cost: $35,249,971,428)	$45,267,886,455
Other Assets, Less Liabilities — (4.77)%	(2,062,939,201)

NET ASSETS — 100.00%	$43,204,947,254

ADR  —  American Depositary Receipts

CPO  —  Certificates of Participation (Ordinary)

GDR  —  Global Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

[a]	Non-income producing security.
[b]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[c]	All or a portion of this security is on loan.
[d]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[e]	Affiliate of the Fund.
[f]	Annualized 7-day yield as of period end.
[g]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased		Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,193,968,858	9,324,488	[b]	—	2,203,293,346	$2,203,513,675	$9,965,902	[c]	$(55,184)	$(260,770)
BlackRock Cash Funds: Treasury, SL Agency Shares	94,337,685	—		(94,337,685)[b]	—	—	348,509		—	—

						$2,203,513,675	$10,314,411		$(55,184)	$(260,770)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Futures Contracts (Note 5)

Futures contracts outstanding as of February 28, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value/ unrealized appreciation (depreciation)
Long Contracts
MSCI Emerging Markets E-Mini	1,845	Mar 2018	$109,132	$1,479,449

40	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

February 28, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$41,194,523,426	$223,456,699	$19	$41,417,980,144
Preferred stocks	1,644,210,818	—	—	1,644,210,818
Rights	1,193,823	987,995	—	2,181,818
Money market funds	2,203,513,675	—	—	2,203,513,675

Total	$45,043,441,742	$224,444,694	$19	$45,267,886,455

Derivative financial instruments[a]
Assets
Futures contracts	$1,479,449	$—	$—	$1,479,449

Total	$1,479,449	$—	$—	$1,479,449

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to consolidated financial statements.

SCHEDULES OF INVESTMENTS	41

Statements of Assets and Liabilities (Unaudited)

iSHARES®, INC.

February 28, 2018

	iShares Currency Hedged MSCI Emerging Markets ETF	iShares Edge MSCI Min Vol EM Currency Hedged ETF	iShares Edge MSCI Min Vol Emerging Markets ETF (Consolidated)

ASSETS
Investments in securities, at cost:
Unaffiliated	$—	$—	$3,890,593,582
Affiliated (Note 2)	515,917,397	8,620,395	53,534,451

Total cost of investments in securities	$515,917,397	$8,620,395	$3,944,128,033

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$—	$—	$4,737,444,251
Affiliated (Note 2)	587,760,604	9,484,423	53,539,125
Foreign currency, at value[b]	96	—	3,522,832
Cash pledged to broker for forward currency contracts	20,000	—	—
Cash pledged to broker for futures contracts	—	—	502,000
Cash	720,000	—	929,822
Receivables:
Dividends and interest	37,157	4	8,661,084
Unrealized appreciation on forward currency contracts (Note 1)	4,474,261	115,067	—

Total Assets	593,012,118	9,599,494	4,804,599,114

LIABILITIES
Payables:
Investment securities purchased	418,678	6,612	—
Collateral for securities on loan (Note 1)	176,380,450	—	48,039,041
Due to broker for collateral on forward currency contracts	720,000	—	—
Capital shares redeemed	7,207	—	—
Futures variation margin	—	—	148,980
Foreign taxes (Note 1)	—	—	115
Deferred foreign capital gains taxes (Note 1)	—	—	3,049,896
Unrealized depreciation on forward currency contracts (Note 1)	2,441,437	55,128	—
Investment advisory fees (Note 2)	—	213	887,850

Total Liabilities	179,967,772	61,953	52,125,882

NET ASSETS	$413,044,346	$9,537,541	$4,752,473,232

Net assets consist of:
Paid-in capital	$366,789,658	$8,800,422	$4,516,400,329
Undistributed (distributions in excess of) net investment income	56,113	(654)	(7,051,618)
Accumulated net realized loss	(27,677,456)	(186,194)	(600,895,678)
Net unrealized appreciation	73,876,031	923,967	844,020,199

NET ASSETS	$413,044,346	$9,537,541	$4,752,473,232

Shares outstanding[c]	15,350,000	350,000	76,700,000

Net asset value per share	$26.91	$27.25	$61.96

[a]	Securities on loan with values of $169,438,618, $ — and $45,426,339, respectively. See Note 1.
[b]	Cost of foreign currency: $96, $ — and $3,531,842, respectively.
[c]	$0.001 par value, number of shares authorized: 250 million, 25 million and 500 million, respectively.

See notes to financial statements.

42	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 28, 2018

iShares MSCI Emerging Markets ETF (Consolidated)

ASSETS
Investments in securities, at cost:
Unaffiliated	$33,046,585,513
Affiliated (Note 2)	2,203,385,915

Total cost of investments in securities	$35,249,971,428

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$43,064,372,780
Affiliated (Note 2)	2,203,513,675
Foreign currency, at value[b]	31,329,350
Cash pledged to broker for futures contracts	4,845,010
Cash	60,349,679
Receivables:
Investment securities sold	123,730,636
Due from custodian (Note 4)	470,155
Dividends and interest	119,880,695
Tax reclaims	22,002

Total Assets	45,608,513,982

LIABILITIES
Payables:
Investment securities purchased	125,118,371
Collateral for securities on loan (Note 1)	2,203,396,846
Futures variation margin	1,434,059
Line of credit (Note 9)	17,001,261
Foreign taxes (Note 1)	142,888
Deferred foreign capital gains taxes (Note 1)	34,880,054
Professional fees (Note 10)	3,231
Investment advisory fees (Note 2)	21,590,018

Total Liabilities	2,403,566,728

NET ASSETS	$43,204,947,254

Net assets consist of:
Paid-in capital	$45,864,282,503
Distributions in excess of net investment income	(182,159,123)
Accumulated net realized loss	(12,462,019,326)
Net unrealized appreciation	9,984,843,200

NET ASSETS	$43,204,947,254

Shares outstanding[c]	889,200,000

Net asset value per share	$48.59

[a]	Securities on loan with a value of $2,101,656,948. See Note 1.
[b]	Cost of foreign currency: $30,537,319.
[c]	$0.001 par value, number of shares authorized: 2 billion.

See notes to financial statements.

FINANCIAL STATEMENTS	43

Statements of Operations (Unaudited)

iSHARES®, INC.

Six months ended February 28, 2018

	iShares Currency Hedged MSCI Emerging Markets ETF	iShares Edge MSCI Min Vol EM Currency Hedged ETF	iShares Edge MSCI Min Vol Emerging Markets ETF (Consolidated)

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$—	$—	$29,157,433
Dividends — affiliated (Note 2)	6,142,040	134,093	41,666
Securities lending income — affiliated — net (Note 2)	219,018	—	1,111,537

	6,361,058	134,093	30,310,636
Less: Other foreign taxes (Note 1)	—	—	669

Total investment income	6,361,058	134,093	30,311,305

EXPENSES
Investment advisory fees (Note 2)	1,621,877	29,460	14,639,063
Mauritius income taxes (Note 1)	—	—	77,265
Proxy fees	31	1	416
Commitment fees (Note 9)	—	—	8,897
Interest expense (Note 9)	—	—	267

Total expenses	1,621,908	29,461	14,725,908
Less investment advisory fees waived (Note 2)	(1,621,908)	(28,327)	(9,181,840)

Net expenses	—	1,134	5,544,068

Net investment income	6,361,058	132,959	24,767,237

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	—	—	(20,025,521)
Investments — affiliated (Note 2)	392,616	2,929	(2,631)
In-kind redemptions — unaffiliated	—	—	91,426,371
In-kind redemptions — affiliated (Note 2)	7,838,468	272,527	—
Futures contracts	—	—	44,266
Foreign currency transactions	—	—	(120,231)
Forward currency contracts	(11,652,157)	(200,545)	—

Net realized gain (loss)	(3,421,073)	74,911	71,322,254

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated[b]	—	—	270,933,249
Investments — affiliated (Note 2)	20,690,276	58,267	(10,249)
Forward currency contracts	3,577,685	80,108	—
Futures contracts	—	—	285,470
Translation of assets and liabilities in foreign currencies	—	—	(115,884)

Net change in unrealized appreciation/depreciation	24,267,961	138,375	271,092,586

Net realized and unrealized gain	20,846,888	213,286	342,414,840

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$27,207,946	$346,245	$367,182,077

[a]	Net of foreign withholding tax of $ —, $ — and $2,689,348, respectively.
[b]	Net of deferred foreign capital gains taxes of $ —, $ — and $3,049,896, respectively.

See notes to financial statements.

44	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended February 28, 2018

iShares MSCI Emerging Markets ETF (Consolidated)

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$276,199,099
Dividends — affiliated (Note 2)	348,509
Interest — unaffiliated	9,533
Securities lending income — affiliated — net (Note 2)[b]	9,965,902

286,523,043
Less: Other foreign taxes (Note 1)	(299,608)

Total investment income	286,223,435

EXPENSES
Investment advisory fees (Note 2)	128,387,437
Mauritius income taxes (Note 1)	819,636
Proxy fees	3,369
Commitment fees (Note 9)	105,487
Interest expense (Note 9)	11,009

Total expenses	129,326,938

Net investment income	156,896,497

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(338,989,152)
Investments — affiliated (Note 2)	(55,184)
In-kind redemptions — unaffiliated	142,391,756
Futures contracts	9,250,442
Foreign currency transactions	982,211

Net realized loss	(186,419,927)

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated[c]	3,646,227,932
Investments — affiliated (Note 2)	(260,770)
Futures contracts	(5,603,462)
Translation of assets and liabilities in foreign currencies	117,777

Net change in unrealized appreciation/depreciation	3,640,481,477

Net realized and unrealized gain	3,454,061,550

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,610,958,047

[a]	Net of foreign withholding tax of $31,717,076.
[b]	Net of securities lending income tax paid of $411,244.
[c]	Net of deferred foreign capital gains taxes of $34,880,054.

See notes to financial statements.

FINANCIAL STATEMENTS	45

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares Currency Hedged MSCI Emerging Markets ETF		iShares Edge MSCI Min Vol EM Currency Hedged ETF
	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$6,361,058	$4,008,451	$132,959	$183,745
Net realized gain (loss)	(3,421,073)	(12,482,715)	74,911	(137,662)
Net change in unrealized appreciation/depreciation	24,267,961	64,687,519	138,375	487,310

Net increase in net assets resulting from operations	27,207,946	56,213,255	346,245	533,393

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(6,361,464)	(3,977,750)	(133,613)	(184,054)

Total distributions to shareholders	(6,361,464)	(3,977,750)	(133,613)	(184,054)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	26,709,172	209,783,628	4,149,895	3,586,153
Cost of shares redeemed	(28,268,682)	(48,515,551)	(1,387,339)	(3,549,931)

Net increase (decrease) in net assets from capital share transactions	(1,559,510)	161,268,077	2,762,556	36,222

INCREASE (DECREASE) IN NET ASSETS	19,286,972	213,503,582	2,975,188	385,561

NET ASSETS
Beginning of period	393,757,374	180,253,792	6,562,353	6,176,792

End of period	$413,044,346	$393,757,374	$9,537,541	$6,562,353

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$56,113	$56,519	$(654)	$—

SHARES ISSUED AND REDEEMED
Shares sold	1,000,000	9,300,000	150,000	150,000
Shares redeemed	(1,050,000)	(2,200,000)	(50,000)	(150,000)

Net increase (decrease) in shares outstanding	(50,000)	7,100,000	100,000	—

See notes to financial statements.

46	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares Edge MSCI Min Vol Emerging Markets ETF (Consolidated)		iShares MSCI Emerging Markets ETF (Consolidated)
	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$24,767,237	$94,250,679	$156,896,497	$580,186,188
Net realized gain (loss)	71,322,254	(128,677,692)	(186,419,927)	(545,920,506)
Net change in unrealized appreciation/depreciation	271,092,586	391,424,155	3,640,481,477	6,415,419,097

Net increase in net assets resulting from operations	367,182,077	356,997,142	3,610,958,047	6,449,684,779

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(74,982,159)	(84,793,898)	(572,666,116)	(442,844,825)

Total distributions to shareholders	(74,982,159)	(84,793,898)	(572,666,116)	(442,844,825)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	607,380,074	93,359,655	4,985,320,055	2,729,984,147
Cost of shares redeemed	(184,534,855)	(707,175,671)	(710,554,777)	(3,711,402,633)

Net increase (decrease) in net assets from capital share transactions	422,845,219	(613,816,016)	4,274,765,278	(981,418,486)

INCREASE (DECREASE) IN NET ASSETS	715,045,137	(341,612,772)	7,313,057,209	5,025,421,468

NET ASSETS
Beginning of period	4,037,428,095	4,379,040,867	35,891,890,045	30,866,468,577

End of period	$4,752,473,232	$4,037,428,095	$43,204,947,254	$35,891,890,045

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(7,051,618)	$43,163,304	$(182,159,123)	$233,610,496

SHARES ISSUED AND REDEEMED
Shares sold	10,200,000	1,700,000	102,150,000	65,700,000
Shares redeemed	(3,100,000)	(14,100,000)	(14,850,000)	(103,950,000)

Net increase (decrease) in shares outstanding	7,100,000	(12,400,000)	87,300,000	(38,250,000)

See notes to financial statements.

FINANCIAL STATEMENTS	47

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

iShares Currency Hedged MSCI Emerging Markets ETF

	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017	Year ended Aug. 31, 2016	Period from Sept. 23, 2014[a] to Aug. 31, 2015
Net asset value, beginning of period	$25.57	$21.72	$21.40	$24.44

Income from investment operations:
Net investment income[b]	0.41	0.36	0.50	0.41
Net realized and unrealized gain (loss)[c]	1.34	3.83	1.08	(2.80)

Total from investment operations	1.75	4.19	1.58	(2.39)

Less distributions from:
Net investment income	(0.41)	(0.34)	(0.48)	(0.65)
Net realized gain	—	—	(0.78)	—

Total distributions	(0.41)	(0.34)	(1.26)	(0.65)

Net asset value, end of period	$26.91	$25.57	$21.72	$21.40

Total return	6.87%[d]	19.55%	7.84%	(10.01)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$413,044	$393,757	$180,254	$211,865
Ratio of expenses to average net assets[e,f]	0.00%	0.00%	0.00%	0.02%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.78%	0.78%	0.78%	0.78%
Ratio of net investment income to average net assets[e]	3.06%	1.56%	2.42%	1.82%
Portfolio turnover rate[g,h]	2%[d]	4%	11%	7%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[h]	Portfolio turnover rates exclude the portfolio activity of the underlying fund in which the Fund is invested. See page 51 for the portfolio turnover rates of the underlying fund.

See notes to financial statements.

48	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

iShares Edge MSCI Min Vol EM Currency Hedged ETF

	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017	Period from Oct. 29, 2015[a] to Aug. 31, 2016
Net asset value, beginning of period	$26.25	$24.71	$24.50

Income from investment operations:
Net investment income[b]	0.47	0.70	0.58
Net realized and unrealized gain[c]	0.98	1.37	0.23

Total from investment operations	1.45	2.07	0.81

Less distributions from:
Net investment income	(0.45)	(0.53)	(0.60)
Return of capital	—	—	(0.00)[d]

Total distributions	(0.45)	(0.53)	(0.60)

Net asset value, end of period	$27.25	$26.25	$24.71

Total return	5.52%[e]	8.61%	3.45%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$9,538	$6,562	$6,177
Ratio of expenses to average net assets[f,g]	0.03%	0.03%	0.03%
Ratio of expenses to average net assets prior to waived fees[f,g]	0.78%	0.78%	0.78%
Ratio of net investment income to average net assets[f]	3.52%	2.85%	2.88%
Portfolio turnover rate[h,i]	3%[e]	8%	8%[e]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Rounds to less than 0.01%.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[h]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[i]	Portfolio turnover rates exclude the portfolio activity of the underlying fund in which the Fund is invested. See page 50 for the portfolio turnover rates of the underlying fund.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	49

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares Edge MSCI Min Vol Emerging Markets ETF (Consolidated)
	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013
Net asset value, beginning of period	$58.01	$53.40	$50.98	$62.47	$55.56	$55.32

Income from investment operations:
Net investment income[a]	0.33	1.28	1.57	1.58	1.51	1.85
Net realized and unrealized gain (loss)[b]	4.62	4.48	2.13	(11.65)	6.94	(0.60)

Total from investment operations	4.95	5.76	3.70	(10.07)	8.45	1.25

Less distributions from:
Net investment income	(1.00)	(1.15)	(1.28)	(1.42)	(1.54)	(1.01)

Total distributions	(1.00)	(1.15)	(1.28)	(1.42)	(1.54)	(1.01)

Net asset value, end of period	$61.96	$58.01	$53.40	$50.98	$62.47	$55.56

Total return	8.60%[c]	11.11%	7.48%	(16.32)%	15.44%	2.22%

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,752,473	$4,037,428	$4,379,041	$2,462,357	$2,080,363	$2,455,727
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of expenses to average net assets prior to waived fees[d]	0.66%	0.69%	0.71%	0.69%	0.67%	0.67%
Ratio of net investment income to average net assets[d]	1.12%	2.40%	3.12%	2.71%	2.58%	3.13%
Portfolio turnover rate[e]	11%[c]	23%	23%	28%	34%	23%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 28, 2018, the years ended August 31, 2017, August 31, 2016, August 31, 2015, August 31, 2014 and August 31, 2013 were 11%, 22%, 23%, 24%, 26% and 23%, respectively. See Note 4.

See notes to financial statements.

50	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Emerging Markets ETF (Consolidated)
	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013
Net asset value, beginning of period	$44.76	$36.74	$33.79	$45.11	$38.44	$39.22

Income from investment operations:
Net investment income[a]	0.19	0.75	0.72	0.73	0.83	0.75
Net realized and unrealized gain (loss)[b]	4.34	7.86	3.00	(11.21)	6.55	(0.76)

Total from investment operations	4.53	8.61	3.72	(10.48)	7.38	(0.01)

Less distributions from:
Net investment income	(0.70)	(0.59)	(0.77)	(0.84)	(0.71)	(0.77)

Total distributions	(0.70)	(0.59)	(0.77)	(0.84)	(0.71)	(0.77)

Net asset value, end of period	$48.59	$44.76	$36.74	$33.79	$45.11	$38.44

Total return	10.18%[c]	23.80%	11.28%	(23.46)%	19.34%	(0.08)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$43,204,947	$35,891,890	$30,866,469	$21,000,865	$44,336,401	$34,804,192
Ratio of expenses to average net assets[d]	0.66%	0.69%	0.72%	0.69%	0.67%	0.67%
Ratio of expenses to average net assets prior to waived fees[d]	0.66%	0.69%	0.72%	0.69%	0.68%	0.67%
Ratio of expenses to average net assets excluding professional fees for foreign withholding tax claims (Note 10)[d]	n/a	0.69%	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets[d]	0.81%	1.92%	2.15%	1.79%	1.98%	1.78%
Portfolio turnover rate[e]	3%[c]	9%	23%	10%	22%	24%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rates for the six months ended February 28, 2018, the years ended August 31, 2017, August 31, 2016, August 31, 2015, August 31, 2014 and August 31, 2013, were 2%, 4%, 10%, 7%, 7%, and 9%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	51

Notes to Financial Statements (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to Articles of Incorporation as subsequently amended and restated.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Currency Hedged MSCI Emerging Markets	Non-diversified
Edge MSCI Min Vol EM Currency Hedged	Non-diversified
Edge MSCI Min Vol Emerging Markets	Diversified
MSCI Emerging Markets	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective. Currently each currency hedged fund seeks to achieve its investment objective by investing a substantial portion of its assets in an iShares fund (an “underlying fund”). The financial statements and schedules of investments for the underlying funds are included in this report and should be read in conjunction with the financial statements of the currency hedged funds.

Each of the iShares Edge MSCI Min Vol Emerging Markets ETF and iShares MSCI Emerging Markets ETF carries out its investment strategies associated with investment in Indian securities by investing in a wholly-owned subsidiary in the Republic of Mauritius (each, a “Subsidiary”), which in turn invests in Indian securities included in the underlying index. The investment adviser of each Fund also serves as the investment adviser to each Subsidiary. Through this investment structure, each Fund expects to obtain certain benefits under a current tax treaty between Mauritius and India. The accompanying consolidated financial statements for each Fund include the accounts of its Subsidiary. Intercompany accounts and transactions, if any, have been eliminated.

Pursuant to the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP

52	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

•	Forward currency contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. Interpolated forward exchange rates are used for contracts with interim settlement dates for which quotations are not available.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

NOTES TO FINANCIAL STATEMENTS	53

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 28, 2018 are reflected in tax reclaims receivable. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

54	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes. However, the iShares Currency Hedged MSCI Emerging Markets ETF and iShares Edge MSCI Min Vol EM Currency Hedged ETF elected to treat realized gains (losses) from certain foreign currency contracts as capital gain (loss) for U.S. federal income tax purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2018, if any, are disclosed in the Funds’ statements of assets and liabilities.

Each of the iShares Edge MSCI Min Vol Emerging Markets ETF and iShares MSCI Emerging Markets ETF conducts its investment activities in India through its Subsidiary and expects to obtain benefits under the Double Tax Avoidance Agreement (“DTAA”) between India and Mauritius. In order to be eligible to claim benefits under the DTAA, each Subsidiary must, on an annual basis, satisfy certain tests and conditions, including the establishment and maintenance of valid tax residence in Mauritius and related requirements. Each Fund has obtained a current tax residence certificate issued by the Mauritian Revenue Authorities.

Based upon current interpretation and practice of the current tax laws in India and Mauritius and the DTAA, each Subsidiary is subject to tax in Mauritius on its net income at the rate of 15%. However, a system of tax credits effectively reduces the Mauritius income tax rate to a maximum of 3%. Taxes on income, if any, are paid by the Subsidiaries and are disclosed in the consolidated statements of operations. Any dividends paid by a Subsidiary to its Fund are not subject to tax in Mauritius. Each Subsidiary is currently exempt from tax in Mauritius on any gains from the sale of securities.

The DTAA provides that capital gains will be taxable in India with respect to the sale of shares acquired on or after April 1, 2017. Capital gains arising from shares acquired before April 1, 2017, regardless of when they are sold, will continue to be exempt from taxation under the amended DTAA, assuming requirements for eligibility under the DTAA are satisfied.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is

NOTES TO FINANCIAL STATEMENTS	55

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of February 28, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of February 28, 2018 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of February 28, 2018:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Currency Hedged MSCI Emerging Markets
Deutsche Bank Securities Inc.	$8,413,104	$8,413,104	$—
HSBC Bank PLC	153,712	153,712	—
JPMorgan Securities LLC	160,871,802	160,871,802	—

	$169,438,618	$169,438,618	$—

56	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Edge MSCI Min Vol Emerging Markets
Citigroup Global Markets Inc.	$6,519,531	$6,519,531	$—
Credit Suisse Securities (USA) LLC	108,123	108,123	—
Deutsche Bank AG	1,387,286	1,387,286	—
Deutsche Bank Securities Inc.	2,374,115	2,374,115	—
Goldman Sachs & Co.	6,701,751	6,701,751	—
HSBC Bank PLC	25,220	25,220	—
Jefferies LLC	799,969	799,969	—
JPMorgan Securities PLC	1,003,433	1,003,433	—
Macquarie Bank Limited	330,778	330,778	—
Merrill Lynch, Pierce, Fenner & Smith	372,086	372,086	—
Morgan Stanley & Co. International PLC	11,626,324	11,626,324	—
Morgan Stanley & Co. LLC	13,758,223	13,758,223	—
UBS AG	419,500	419,500	—

	$45,426,339	$45,426,339	$—

MSCI Emerging Markets
Barclays Capital Inc.	$3,169,865	$3,169,865	$—
Citigroup Global Markets Inc.	44,346,439	44,346,439	—
Citigroup Global Markets Ltd.	21,978,902	21,978,902	—
Credit Suisse Securities (Europe) Ltd.	31,478,722	31,478,722	—
Credit Suisse Securities (USA) LLC	47,506,400	47,506,400	—
Deutsche Bank AG	1,601,804	1,601,804	—
Deutsche Bank Securities Inc.	12,943,233	12,943,233	—
Goldman Sachs & Co.	435,399,893	435,399,893	—
Goldman Sachs International	51,083,013	51,083,013	—
HSBC Bank PLC	102,869,327	102,869,327	—
Jefferies LLC	4,578,182	4,578,182	—
JPMorgan Securities LLC	714,652,519	714,652,519	—
JPMorgan Securities PLC	18,717,187	18,717,187	—
Macquarie Bank Limited	13,839,880	13,839,880	—
Merrill Lynch, Pierce, Fenner & Smith	17,994,089	17,994,089	—
Morgan Stanley & Co. International PLC	99,101,139	99,101,139	—
Morgan Stanley & Co. LLC	270,230,904	270,230,904	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	117,974,782	117,974,782	—
National Financial Services LLC	68,998,278	68,998,278	—
Scotia Capital (USA) Inc.	334,878	334,878	—
State Street Bank & Trust Company	6,765,010	6,765,010	—
UBS AG	11,896,625	11,896,625	—
UBS Ltd.	1,132,024	1,132,024	—
UBS Securities LLC	1,924,676	1,924,676	—
Wells Fargo Securities LLC	1,139,177	1,139,177	—

	$2,101,656,948	$2,101,656,948	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS	57

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).

Each Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. Each Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.

For its investment advisory services to the iShares Currency Hedged MSCI Emerging Markets ETF, BFA is entitled to an annual investment advisory fee of 0.78%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. In addition, the Fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses are a fund’s total annual operating expenses. BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through December 31, 2020 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares MSCI Emerging Markets ETF (“EEM”), after taking into account any fee waivers by EEM.

For its investment advisory services to the iShares Edge MSCI Min Vol EM Currency Hedged ETF, BFA is entitled to an annual investment advisory fee of 0.78%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. In addition, the Fund may incur acquired fund fees and expenses. BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through December 31, 2020 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares Edge MSCI MinVol Emerging Markets ETF (“EEMV”), after taking into account any fee waivers by EEMV, plus 0.03%.

For its investment advisory services to each of the iShares Edge MSCI Min Vol Emerging Markets ETF and iShares MSCI Emerging Markets ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.75%	First $14 billion
0.68	Over $14 billion, up to and including $28 billion
0.61	Over $28 billion, up to and including $42 billion
0.54	Over $42 billion, up to and including $56 billion
0.47	Over $56 billion, up to and including $70 billion
0.41	Over $70 billion, up to and including $84 billion
0.35	Over $84 billion

For the iShares Edge MSCI Min Vol Emerging Markets ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through December 31, 2023 in order to limit total annual operating expenses after fee waiver to 0.25% of average daily net assets.

58	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended February 28, 2018, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Currency Hedged MSCI Emerging Markets	$69,095
Edge MSCI Min Vol Emerging Markets	241,697
MSCI Emerging Markets	2,542,037

For the six months ended February 28, 2018, BTC, the Funds’ securities lending agent, has agreed to voluntarily reimburse the iShares MSCI Emerging Markets ETF in the amount of $42,006, related to the foreign tax on the securities lending income. The voluntary waiver was discontinued effective January 1, 2018. Such reimbursement is included in “Securities lending income – affiliated – net” in the Fund’s statement of operations.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 28, 2018, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Edge MSCI Min Vol Emerging Markets	$113,071,613	$21,158,169
MSCI Emerging Markets	53,321,186	103,766,372

NOTES TO FINANCIAL STATEMENTS	59

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain directors and officers of the Company are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2018 were as follows:

iShares ETF	Purchases	Sales
Currency Hedged MSCI Emerging Markets	$10,293,073	$20,783,210
Edge MSCI Min Vol EM Currency Hedged	222,167	402,541
Edge MSCI Min Vol Emerging Markets	866,620,201	485,014,441
MSCI Emerging Markets	3,607,852,944	994,402,897

In-kind transactions (see Note 4) for the six months ended February 28, 2018 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Currency Hedged MSCI Emerging Markets	$26,735,315	$28,271,723
Edge MSCI Min Vol EM Currency Hedged	4,164,649	1,399,852
Edge MSCI Min Vol Emerging Markets	156,978,626	169,377,061
MSCI Emerging Markets	1,614,372,944	359,957,367

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the consolidated statements of assets and liabilities.

60	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

5.	FUTURES CONTRACTS

Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded.

Pursuant to the contract, the fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract. Such receipts or payments are known as margin variation and are recorded by the fund as unrealized appreciation or depreciation. When the contract is closed, the fund records a realized gain or loss equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held as of February 28, 2018 and the related locations in the consolidated statements of assets and liabilities, presented by risk exposure category:

Assets
	iShares Edge MSCI Min Vol Emerging Markets ETF	iShares MSCI Emerging Markets ETF
Futures contracts:
Variation margin/Net assets consist of – net unrealized appreciation [a]	$285,470	$1,479,449

[a]	Represents cumulative appreciation of futures contracts as reported in the consolidated schedules of investments. Only current day’s variation margin is reported separately within the consolidated statements of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS	61

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The following table shows the realized and unrealized gains (losses) on futures contracts held during the six months ended February 28, 2018 and the related locations in the consolidated statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)
	iShares Edge MSCI Min Vol Emerging Markets ETF	iShares MSCI Emerging Markets ETF
Futures contracts	$44,266	$9,250,442

	Net Change in Unrealized Appreciation/Depreciation
	iShares Edge MSCI Min Vol Emerging Markets ETF	iShares MSCI Emerging Markets ETF
Futures contracts	$285,470	$(5,603,462)

The following table shows the average quarter-end balances of open futures contracts for the six months ended February 28, 2018:

	iShares Edge MSCI Min Vol Emerging Markets ETF	iShares MSCI Emerging Markets ETF
Average notional value of contracts purchased	$5,819,217	$77,603,510

6.	FORWARD CURRENCY CONTRACTS

Each currency-hedged fund uses forward currency contracts to hedge the currency exposure of non-U.S. dollar-denominated securities held by the Fund or its underlying fund. A forward currency contract is an obligation to purchase or sell a currency against another currency at a specified future date at an agreed upon price and quantity. Forward currency contracts are traded over-the-counter (“OTC”) and not on an organized exchange.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed is recorded. Non-deliverable forward currency contracts (“NDFs”) are settled with the counterparty in cash without the delivery of foreign currency. Losses may arise if there are unfavorable movements in the value of a foreign currency relative to the U.S. dollar or if the counterparties do not meet the terms of the agreement. A fund’s use of forward currency contracts also involves the risks of imperfect correlation between the value of its currency positions and its other investments or the fund failing to close out its position due to an illiquid market.

62	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The following table shows the value of forward currency contracts held as of February 28, 2018 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Assets
	iShares Currency Hedged MSCI Emerging Markets ETF	iShares Edge MSCI Min Vol EM Currency Hedged ETF
Forward currency contracts:
Unrealized appreciation on forward currency contracts/Net assets consist of – net unrealized appreciation	$4,474,261	$115,067

Liabilities
	iShares Currency Hedged MSCI Emerging Markets ETF	iShares Edge MSCI Min Vol EM Currency Hedged ETF
Forward currency contracts:
Unrealized depreciation on forward currency contracts/Net assets consist of – net unrealized appreciation	$2,441,437	$55,128

The following table shows the realized and unrealized gains (losses) on forward currency contracts held during the six months ended February 28, 2018 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)
	iShares Currency Hedged MSCI Emerging Markets ETF	iShares Edge MSCI Min Vol EM Currency Hedged ETF
Forward currency contracts	$(11,652,157)	$(200,545)

	Net Change in Unrealized Appreciation/Depreciation
	iShares Currency Hedged MSCI Emerging Markets ETF	iShares Edge MSCI Min Vol EM Currency Hedged ETF
Forward currency contracts	$3,577,685	$80,108

NOTES TO FINANCIAL STATEMENTS	63

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The following table shows the average quarter-end balances of outstanding forward currency contracts for the six months ended February 28, 2018:

	iShares Currency Hedged MSCI Emerging Markets ETF	iShares Edge MSCI Min Vol EM Currency Hedged ETF
Average amounts purchased in U.S. dollars	$544,050,352	$9,877,657
Average amounts sold in U.S. dollars	$911,407,619	$17,083,367

The Funds’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds. In order to better define their contractual rights and to secure rights that will help the Funds to mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency.

The collateral requirements under an ISDA Master Agreement are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by the parties. Except for NDFs, the forward currency contracts held by the Funds generally do not require collateral. Cash collateral pledged to the counterparty, if any, is presented as “Cash pledged to broker for forward currency contracts” on the statement of assets and liabilities. Cash received as collateral from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is presented in the statement of assets and liabilities as “Investments in securities – affiliated” and “Payable due to broker for collateral on forwards.” To the extent amounts due to the Funds from the counterparty are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to netting arrangements in the statements of assets and liabilities.

64	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The following table presents the exposure of the open forward currency contracts that are subject to potential offset in the statements of assets and liabilities as of February 28, 2018:

	Derivative Assets Subject to Offsetting	Derivatives Available for Offset	Cash Collateral Received [a]	Net Amount of Derivative Assets
iShares Currency Hedged MSCI Emerging Markets ETF
Forward currency contracts	$4,474,261	$(2,421,640)	$(720,000)	$1,332,621

iShares Edge MSCI Min Vol EM Currency Hedged ETF
Forward currency contracts	$115,067	$(51,052)	$—	$64,015

	Derivative Liabilities Subject to Offsetting	Derivatives Available for Offset	Cash Collateral Pledged [a]	Net Amount of Derivative Liabilities
iShares Currency Hedged MSCI Emerging Markets ETF
Forward currency contracts	$2,441,437	$(2,421,640)	$(14,875)	$4,922

iShares Edge MSCI Min Vol EM Currency Hedged ETF
Forward currency contracts	$55,128	$(51,052)	$—	$4,076

[a]	Excess of collateral received and/or pledged is not shown for financial reporting purposes.

7.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions,

NOTES TO FINANCIAL STATEMENTS	65

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The European financial markets have experienced volatility and adverse trends in recent years due to concerns about economic downturns or rising government debt levels in several European countries. These events have adversely affected the exchange rate of the euro and may continue to significantly affect European countries. The occurrence of terrorist incidents throughout Europe also could impact financial markets. In addition, the United Kingdom has voted to withdraw from the European Union. The referendum may introduce significant new uncertainties and instability in the financial markets as the United Kingdom negotiates its exit from the European Union.

The United States and the European Union, along with the regulatory bodies of a number of countries including Japan, Australia, Norway, Switzerland and Canada, have imposed economic sanctions, which consist of asset freezes and sectorial sanctions, on certain Russian individuals and Russian corporate entities. Broader sanctions on Russia could also be instituted. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. Current or future sanctions may result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. These retaliatory measures may include the immediate freeze of Russian assets held by a fund.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment

66	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of August 31, 2017, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2018	Expiring 2019	Total
Currency Hedged MSCI Emerging Markets	$20,285,024	$—	$—	$20,285,024
Edge MSCI Min Vol EM Currency Hedged	264,276	—	—	264,276
Edge MSCI Min Vol Emerging Markets	626,690,250	—	—	626,690,250
MSCI Emerging Markets	8,973,262,771	1,201,366,175	873,167,649	11,047,796,595

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 28, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Currency Hedged MSCI Emerging Markets	$521,415,405	$76,326,623	$(7,948,600)	$68,378,023
Edge MSCI Min Vol EM Currency Hedged	8,635,167	979,095	(69,900)	909,195
Edge MSCI Min Vol Emerging Markets	3,998,364,055	952,471,714	(159,566,923)	792,904,791
MSCI Emerging Markets	36,575,493,779	12,814,291,185	(4,120,419,060)	8,693,872,125

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2018, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

9.	LINE OF CREDIT

The iShares Edge MSCI Min Vol Emerging Markets and iShares MSCI Emerging Markets ETFs, along with certain other iShares funds, are parties to a credit agreement with State Street Bank and Trust Company. Effective October 25, 2017, certain terms of the credit agreement were amended, including (i) increasing the maximum borrowing amount from $250 million to $275 million

NOTES TO FINANCIAL STATEMENTS	67

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

and (ii) extending the expiration date from October 25, 2017 to October 24, 2018. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings. The credit agreement has the following terms: a commitment fee of 0.20% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is allocated to each fund participating in the credit agreement based on each fund’s pro-rata share of the aggregate average daily value of assets invested in local securities of certain foreign markets.

For the six months ended February 28, 2018, the maximum amounts borrowed, the average borrowings and the weighted average interest rates, if any, under the credit agreement were as follows:

iShares ETF	Maximum Amount Borrowed	Average Borrowings	Weighted Average Interest Rates
Edge MSCI Min Vol Emerging Markets	$575,000	$25,414	2.09%
MSCI Emerging Markets	21,000,000	1,022,099	2.14%

10.	FOREIGN WITHHOLDING TAX CLAIMS

The iShares MSCI Emerging Markets ETF has filed claims to recover taxes withheld by Poland on dividend income on the basis that Poland had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. The Fund has received payments on certain of the claims resulting from a favorable court ruling that the imposition of a withholding tax by a European Union member state on dividends paid to a nonresident company, including the Fund, while exempting domestic funds from such taxes results in discriminatory tax withholding contrary to the free movement of capital. The Fund continues to evaluate developments in Poland for potential impacts on recoverable withholding taxes. Polish withholding tax claims received are disclosed in the statement of operations. Professional fees associated with the filing of tax claims in Poland that result in the recovery of foreign withholding taxes have been approved by the Board as appropriate expenses of the Fund.
The Internal Revenue Service has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which the Fund is able to pass through to its shareholders as a foreign tax credit in the current year, the Fund will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.

11.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision

68	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	69

Supplemental Information (Unaudited)

iSHARES®, INC.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Currency Hedged MSCI Emerging Markets	$0.284799	$—	$0.125618	$0.410417	69%	—%	31%	100%
Edge MSCI Min Vol EM Currency Hedged	0.367564	—	0.077813	0.445377	83	—	17	100
Edge MSCI Min Vol Emerging Markets	0.822400	—	0.173379	0.995779	83	—	17	100
MSCI Emerging Markets	0.475574	—	0.220973	0.696547	68	—	32	100

70	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

GENERAL INFORMATION	71

Notes:

72	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	73

Notes:

74	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-805-0218

FEBRUARY 28, 2018

2018 SEMI-ANNUAL REPORT (UNAUDITED)

iShares, Inc.

➢	iShares MSCI Frontier 100 ETF | FM | NYSE Arca
➢	iShares MSCI World ETF | URTH | NYSE Arca

Fund Performance Overview

iSHARES® MSCI FRONTIER 100 ETF

Performance as of February 28, 2018

The iShares MSCI Frontier 100 ETF (the “Fund”) seeks to track the investment results of an index composed of frontier market equities, as represented by the MSCI Frontier Markets 100 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2018, the total return for the Fund was 14.51%, net of fees, while the total return for the Index was 13.24%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	29.83%	29.82%	29.79%	29.83%	29.82%	29.79%
5 Years	8.21%	7.61%	9.72%	48.40%	44.32%	58.98%
Since Inception	9.96%	9.79%	11.39%	68.03%	66.61%	80.38%

The inception date of the Fund was 9/12/12. The first day of secondary market trading was 9/13/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,145.10	$4.41	$1,000.00	$1,020.70	$4.16	0.83%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

ALLOCATION BY SECTOR

As of 2/28/18

Sector	Percentage of Total Investments*

Financials	44.07%
Telecommunication Services	12.66
Consumer Staples	11.59
Real Estate	7.02
Energy	6.85
Utilities	4.36
Industrials	4.29
Materials	3.89
Health Care	2.39
Consumer Discretionary	1.91
Information Technology	0.97

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 2/28/18

Country	Percentage of Total Investments*

Argentina	22.90%
Kuwait	16.98
Vietnam	16.03
Morocco	7.31
Nigeria	6.63
Kenya	6.30
Bangladesh	5.83
Romania	5.26
Bahrain	3.93
Oman	3.34

TOTAL	94.51%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI WORLD ETF

Performance as of February 28, 2018

The iShares MSCI World ETF (the “Fund”) seeks to track the investment results of an index composed of developed market equities, as represented by the MSCI World Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2018, the total return for the Fund was 9.02%, net of fees, while the total return for the Index was 8.86%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	17.65%	17.30%	17.36%	17.65%	17.30%	17.36%
5 Years	10.84%	10.65%	10.70%	67.32%	65.88%	66.24%
Since Inception	11.99%	11.93%	11.81%	100.37%	99.73%	98.43%

The inception date of the Fund was 1/10/12. The first day of secondary market trading was 1/12/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,090.20	$1.24	$1,000.00	$1,023.60	$1.20	0.24%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

ALLOCATION BY SECTOR

As of 2/28/18

Sector	Percentage of Total Investments*

Financials	18.30%
Information Technology	17.95
Consumer Discretionary	12.71
Health Care	11.86
Industrials	11.68
Consumer Staples	8.40
Energy	5.81
Materials	5.08
Real Estate	2.80
Utilities	2.79
Telecommunication Services	2.62

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 2/28/18

Country	Percentage of Total Investments*

United States	59.57%
Japan	9.32
United Kingdom	6.32
France	3.87
Germany	3.53
Canada	3.28
Switzerland	2.92
Australia	2.54
Netherlands	1.39
Hong Kong	1.36

TOTAL	94.10%

*	Excludes money market funds.

6	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2017 and held through February 28, 2018, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	7

Schedule of Investments (Unaudited)

iSHARES® MSCI FRONTIER 100 ETF

February 28, 2018

Security	Shares	Value
COMMON STOCKS — 98.21%

ARGENTINA — 22.50%
Adecoagro SAa	487,598	$4,383,506
Arcos Dorados Holdings Inc. Class Aa	620,481	5,925,594
Banco Macro SA ADR	229,164	25,920,740
BBVA Banco Frances SA ADR	355,827	8,354,818
Cresud SACIF y A ADR	175,872	3,944,809
Empresa Distribuidora y Comercializadora Norte SA ADR[a]	110,298	6,379,636
Globant SAa,b	140,111	7,296,981
Grupo Financiero Galicia SA ADR	513,254	32,304,207
Grupo Supervielle SA ADR	294,457	9,042,774
IRSA Inversiones y Representaciones SA ADR	115,708	3,218,997
Pampa Energia SA ADR[a]	292,912	18,550,117
Telecom Argentina SA ADR	545,459	18,169,239
Transportadora de Gas del Sur SA ADR[a]	388,064	7,951,431
YPF SA ADR	883,300	20,413,063

		171,855,912
BAHRAIN — 3.86%
Ahli United Bank BSC	30,261,972	21,763,229
Aluminium Bahrain BSC	1,166,522	2,042,187
GFH Financial Group BSC	12,329,993	4,632,622
Ithmaar Holding BSC[a]	9,148,847	1,053,938

		29,491,976
BANGLADESH — 5.73%
ACI Ltd.	239,341	1,176,993
Acme Laboratores Ltd. (The)	1,198,137	1,581,727
Bangladesh Export Import Co. Ltd.	5,330,548	1,602,836
Beximco Pharmaceuticals Ltd.	2,535,687	3,195,619
BRAC Bank Ltd.	3,438,885	3,773,607
City Bank Ltd. (The)	4,057,057	1,861,459
Eastern Bank Ltd.	1,582,237	784,721
GrameenPhone Ltd.	765,605	4,390,478

Security	Shares	Value
International Finance Investment & Commerce Bank Ltd.[a]	4,995,069	$945,458
Islami Bank Bangladesh Ltd.	3,837,447	1,457,288
Lafarge Surma Cement Ltd.	3,241,268	2,341,401
National Bank Ltd.[a]	12,239,824	1,788,869
Olympic Industries Ltd.	1,085,447	3,373,045
Pubali Bank Ltd.	2,261,746	726,143
Renata Ltd.	61,517	929,369
Square Pharmaceuticals Ltd.	3,257,253	12,225,186
Summit Power Ltd.	3,681,463	1,578,872

		43,733,071
CROATIA — 0.30%
Valamar Riviera DD	338,127	2,319,389

		2,319,389
JORDAN — 1.77%
Al-Eqbal Investment Co. PLC	56,730	2,718,371
Arab Bank PLC	560,826	5,295,658
Bank of Jordan	373,722	1,564,307
Jordan Islamic Bank	342,464	1,805,109
Jordan Petroleum Refinery Co.	556,450	2,172,316

		13,555,761
KAZAKHSTAN — 0.89%
Halyk Savings Bank of Kazakhstan JSC GDR[a]	432,785	5,972,433
KCell JSC GDR	167,818	802,170

		6,774,603
KENYA — 6.19%
Co-operative Bank of Kenya Ltd. (The)	13,445,260	2,380,103
East African Breweries Ltd.	2,704,542	6,374,611
Equity Group Holdings Ltd./Kenya	17,654,400	7,660,686
KCB Group Ltd.	15,315,136	7,136,491
Safaricom Ltd.	80,948,267	23,749,615

		47,301,506
KUWAIT — 16.68%
Agility Public Warehousing Co. KSC	3,639,666	10,239,780
Al Mazaya Holding Co. KSCP	2,805,717	1,027,564

8	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI FRONTIER 100 ETF

February 28, 2018

Security	Shares	Value
Alimtiaz Investment Co. KSCC	3,946,724	$1,865,939
Boubyan Bank KSCP	3,399,890	5,376,886
Burgan Bank SAK	3,251,808	3,107,271
Human Soft Holding Co. KSC	336,650	4,131,486
Jazeera Airways Co. KSC	522,417	1,041,877
Kuwait Finance House KSCP	14,000,784	27,456,174
Kuwait International Bank KSCP	2,470,853	1,925,020
Kuwait Projects Co. Holding KSCP	2,200,490	2,219,905
Mabanee Co. SAK	2,422,480	5,912,029
Mezzan Holding Co. KSCC	678,610	1,796,221
Mobile Telecommunications Co. KSC	11,849,437	18,858,102
National Bank of Kuwait SAKP	14,347,076	36,781,250
National Industries Group Holding SAK[a]	4,862,074	2,492,956
National Real Estate Co. KPSC[a]	2,994,937	1,186,607
Warba Bank KSCP[a]	2,479,279	1,997,621

		127,416,688
MAURITIUS — 0.83%
Greenbay Properties Ltd.	53,081,136	6,340,731

		6,340,731
MOROCCO — 7.18%
Attijariwafa Bank	274,192	15,036,145
Banque Centrale Populaire	139,500	4,482,530
Ciments du Maroc	13,254	2,476,179
Cosumar	129,640	4,172,000
Douja Promotion Groupe Addoha SA	869,324	3,190,964
Maroc Telecom	1,201,070	19,267,705
Societe d’Exploitation des Ports	152,456	2,778,288
Taqa Morocco	13,880	1,498,920
TOTAL Maroc SA	9,344	1,939,435

		54,842,166
NETHERLANDS — 0.05%
Digi Communications NVa,c	44,737	409,905

		409,905

Security	Shares	Value
NIGERIA — 6.51%
Access Bank PLC	109,435,970	$3,951,855
Afriland Properties PLC[a]	8,020	44
Dangote Cement PLC	8,255,351	6,074,562
FBN Holdings PLC	122,063,552	3,916,206
Guaranty Trust Bank PLC	100,503,657	13,679,664
Lafarge Africa PLC	16,044,068	2,313,020
Nestle Nigeria PLC	1,316,453	5,273,126
United Bank for Africa PLC	132,809,976	4,685,241
Zenith Bank PLC	111,407,495	9,871,942

		49,765,660
OMAN — 3.25%
Bank Muscat SAOG	8,125,256	8,736,154
Bank Nizwa SAOG[a]	5,787,960	1,322,790
Bank Sohar SAOG	7,762,740	3,124,853
HSBC Bank Oman SAOG	3,086,322	897,723
Oman Telecommunications Co. SAOG	2,297,369	6,503,395
Ooredoo QSC	2,063,933	2,894,491
Phoenix Power Co. SAOC	3,713,576	1,340,572

		24,819,978
ROMANIA — 5.17%
Banca Transilvania SA	20,733,041	13,297,717
BRD-Groupe Societe Generale SA	1,482,753	5,434,315
OMV Petrom SA	75,335,558	6,113,779
Societatea Energetica Electrica SA	1,121,894	3,377,518
Societatea Nationala de Gaze Naturale ROMGAZ SA	788,519	7,534,476
Transgaz SA Medias	34,872	3,724,646

		39,482,451
SLOVENIA — 0.62%
Petrol DD Ljubljana	4,679	1,940,293
Zavarovalnica Triglav DD	71,005	2,762,581

		4,702,874
SRI LANKA — 0.93%
John Keells Holdings PLC	6,854,335	7,082,002

		7,082,002
VIETNAM — 15.75%
Bank for Foreign Trade of Vietnam JSC	1,879,795	6,096,097

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI FRONTIER 100 ETF

February 28, 2018

Security	Principal or Shares		Value
FLC Faros Construction JSC[a]		788,410	$4,753,256
Hoa Phat Group JSC[a]		4,036,672	11,707,182
Hoa Sen Group		1,111,170	1,186,511
Hoang Huy Investment Financial Services JSC		1,197,010	1,046,733
Kinh Bac City Development Share Holding Corp.[a]		1,391,150	791,642
Masan Group Corp.		3,446,410	13,508,800
No Va Land Investment Group Corp.[a]		1,240,900	4,678,526
PetroVietnam Fertilizer & Chemicals JSC		1,044,040	1,078,127
PetroVietnam Technical Services Corp.		1,409,300	1,535,819
Saigon Beer Alcohol Beverage Corp.		213,190	2,203,379
Saigon Securities Inc.		2,201,700	3,570,011
Saigon Thuong Tin Commercial JSB[a]		3,659,929	2,589,307
Thanh Thanh Cong Tay Ninh JSC[a]		1,812,460	1,425,629
Vietnam Dairy Products JSC		4,847,710	41,752,039
Vincom Retail JSC[a]		460,000	1,119,831
Vingroup JSC[a]		5,099,530	21,265,782

			120,308,671

TOTAL COMMON STOCKS
(Cost: $582,634,949)			750,203,344

CONVERTIBLE BONDS — 0.04%

OMAN — 0.04%
Bank Muscat SAOG
0.35%, 03/19/18	OMR	1,026,177	293,155

			293,155

TOTAL CONVERTIBLE BONDS
(Cost: $255,878)			293,155

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.61%

MONEY MARKET FUNDS — 0.61%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.58%[d,e,f]	4,656,544	$4,657,009

		4,657,009

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,656,788)		4,657,009

TOTAL INVESTMENTS IN SECURITIES — 98.86%
(Cost: $587,547,615)		755,153,508
Other Assets, Less Liabilities — 1.14%		8,713,678

NET ASSETS — 100.00%		$763,867,186

ADR  —  American Depositary Receipts

GDR  —  Global Depositary Receipts

Currency abbreviations:

OMR  —  Omani Rial

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[d]	Affiliate of the Fund.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

10	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI FRONTIER 100 ETF

February 28, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased		Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	4,575,839	80,705	[b]	—	4,656,544	$4,657,009	$10,026	[c]	$(358)	$(442)
BlackRock Cash Funds: Treasury, SL Agency Shares	3,859,935	—		(3,859,935)[b]	—	—	38,953		—	—

						$4,657,009	$48,979		$(358)	$(442)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$750,203,300	$44	$—	$750,203,344
Convertible bonds	—	293,155	—	293,155
Money market funds	4,657,009	—	—	4,657,009

Total	$754,860,309	$293,199	$—	$755,153,508

See notes to financial statements.

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited)

iSHARES® MSCI WORLD ETF

February 28, 2018

Security	Shares	Value
COMMON STOCKS — 99.48%

AUSTRALIA — 2.53%
AGL Energy Ltd.	11,956	$203,662
Amcor Ltd./Australia	19,276	208,789
AMP Ltd.	41,480	170,990
APA Group	19,168	119,493
APA Group New[a]	1,238	7,718
ASX Ltd.	3,663	166,668
Aurizon Holdings Ltd.	32,513	115,784
Australia & New Zealand Banking Group Ltd.	36,173	818,856
Bendigo & Adelaide Bank Ltd.	10,187	90,019
BHP Billiton Ltd.	42,578	1,011,957
BlueScope Steel Ltd.	5,690	72,406
Brambles Ltd.	22,753	170,211
Cochlear Ltd.	1,647	236,022
Commonwealth Bank of Australia	21,550	1,282,805
Computershare Ltd.	8,723	121,266
Crown Resorts Ltd.	7,015	73,797
CSL Ltd.	6,588	837,666
Dexus	19,655	142,440
Fortescue Metals Group Ltd.	22,692	89,121
Goodman Group	32,696	209,177
GPT Group (The)	40,504	150,239
Incitec Pivot Ltd.	37,271	110,365
Insurance Australia Group Ltd.	36,539	233,479
James Hardie Industries PLC	9,036	160,894
LendLease Group	12,871	179,031
Macquarie Group Ltd.	4,341	350,619
Medibank Pvt Ltd.	45,630	112,716
Mirvac Group	91,805	151,663
National Australia Bank Ltd.	33,367	784,717
Newcrest Mining Ltd.	12,688	210,101
Oil Search Ltd.	21,494	126,457
Orica Ltd.	7,015	101,949
Origin Energy Ltd.[a]	32,635	230,149
QBE Insurance Group Ltd.	19,459	154,515
Ramsay Health Care Ltd.	2,501	124,535
Rio Tinto Ltd.	5,673	358,783
Santos Ltd.[a]	26,243	103,067
Scentre Group	73,404	219,648
Sonic Healthcare Ltd.	8,296	158,384
South32 Ltd.	82,598	213,690
Stockland	45,695	143,856

Security	Shares	Value
Suncorp Group Ltd.	16,426	$173,568
Sydney Airport	17,814	91,480
Tabcorp Holdings Ltd.	24,107	86,788
Telstra Corp. Ltd.	52,544	137,166
Transurban Group	31,772	286,702
Vicinity Centres	60,756	117,413
Wesfarmers Ltd.	14,152	455,785
Westfield Corp.	27,694	189,046
Westpac Banking Corp.	42,155	1,010,773
Woodside Petroleum Ltd.	10,921	248,327
Woolworths Group Ltd.	16,897	363,541

		13,688,293
AUSTRIA — 0.12%
ANDRITZ AG	1,769	102,916
Erste Group Bank AG	5,002	255,680
OMV AG	3,721	213,755
Raiffeisen Bank International AGa	1,624	63,363

		635,714
BELGIUM — 0.46%
Ageas	3,782	199,039
Anheuser-Busch InBev SA/NV	9,638	1,028,327
Colruyt SA	1,952	105,539
Groupe Bruxelles Lambert SA	1,037	118,940
KBC Group NV	3,675	346,475
Proximus SADP	3,111	100,132
Solvay SA	1,044	144,012
UCB SA	2,135	177,277
Umicore SA	4,514	256,116

		2,475,857
CANADA — 3.27%
Agnico Eagle Mines Ltd.	4,087	155,940
Alimentation Couche-Tard Inc. Class B	5,856	285,133
ARC Resources Ltd.	6,161	59,526
Bank of Montreal	8,296	630,868
Bank of Nova Scotia (The)	15,311	949,955
Barrick Gold Corp.	14,367	165,719
BCE Inc.	854	37,323
BlackBerry Ltd.[a]	9,089	110,443
Bombardier Inc. Class Ba	23,163	73,393
Brookfield Asset Management Inc. Class A	11,468	445,259
Cameco Corp.	7,991	70,596

12	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

February 28, 2018

Security	Shares	Value
Canadian Imperial Bank of Commerce	4,880	$446,354
Canadian National Railway Co.	10,614	822,381
Canadian Natural Resources Ltd.	14,640	454,162
Canadian Pacific Railway Ltd.[b]	2,074	371,470
Canadian Tire Corp. Ltd. Class A	1,342	182,644
Canadian Utilities Ltd. Class A	2,928	77,442
Cenovus Energy Inc.	15,189	110,715
CGI Group Inc. Class Aa	3,660	214,227
CI Financial Corp.	4,514	100,542
Constellation Software Inc./Canada	366	237,247
Crescent Point Energy Corp.	7,808	56,244
Enbridge Inc.	21,518	685,332
Encana Corp.	14,457	151,864
Fairfax Financial Holdings Ltd.	366	179,140
Finning International Inc.	4,331	115,529
First Quantum Minerals Ltd.[b]	9,428	153,853
Fortis Inc./Canada	5,795	189,631
Franco-Nevada Corp.	2,806	196,914
George Weston Ltd.	1,525	124,859
Gildan Activewear Inc.	3,721	108,086
Goldcorp Inc.	12,017	150,617
Great-West Lifeco Inc.	3,660	96,716
Husky Energy Inc.[a]	6,060	80,116
IGM Financial Inc.	1,769	54,105
Imperial Oil Ltd.	4,636	125,728
Intact Financial Corp.	1,952	151,197
Inter Pipeline Ltd.	6,726	117,109
Loblaw Companies Ltd.	3,416	175,739
Magna International Inc.	5,307	292,406
Manulife Financial Corp.	25,620	488,267
Metro Inc.	5,490	173,438
National Bank of Canada	5,124	248,972
Nutrien Ltd.[a]	8,872	436,555
Onex Corp.	2,257	165,856
Open Text Corp.	4,514	158,704
Pembina Pipeline Corp.	7,442	239,635
Power Corp. of Canada	5,002	118,711
Power Financial Corp.	3,538	92,498
PrairieSky Royalty Ltd.	4,941	109,783
Restaurant Brands International Inc.	3,599	211,247
RioCan REIT	4,880	89,461
Rogers Communications Inc. Class B	5,612	253,237
Royal Bank of Canada	18,422	1,453,373

Security	Shares	Value
Saputo Inc.	5,124	$163,995
Shaw Communications Inc. Class B	6,289	121,917
Shopify Inc. Class Aa	962	133,262
SNC-Lavalin Group Inc.	2,867	124,561
Sun Life Financial Inc.	7,625	314,557
Suncor Energy Inc.	22,031	726,257
Teck Resources Ltd. Class B	8,662	248,094
TELUS Corp.	2,411	87,156
Thomson Reuters Corp.	4,026	158,859
Toronto-Dominion Bank (The)	23,241	1,342,205
Tourmaline Oil Corp.[a]	3,599	52,439
TransCanada Corp.	11,712	507,290
Valeant Pharmaceuticals International Inc.[a]	5,063	83,017
Vermilion Energy Inc.	2,684	88,541
Wheaton Precious Metals Corp.	7,137	136,407

		17,734,818
DENMARK — 0.70%
AP Moller – Maersk A/S Class A	122	191,649
Carlsberg A/S Class B	1,870	229,799
Coloplast A/S Class B	2,318	196,533
Danske Bank A/S	9,924	400,224
DSV A/S	4,584	360,725
Genmab A/Sa	943	192,622
Novo Nordisk A/S Class B	25,254	1,309,694
Novozymes A/S Class B	4,209	217,179
Pandora A/S	1,775	186,083
Vestas Wind Systems A/S	3,310	240,518
William Demant Holding A/Sa,b	7,442	267,214

		3,792,240
FINLAND — 0.39%
Elisa OYJ	3,294	142,020
Fortum OYJ	3,843	84,603
Kone OYJ Class B	4,880	253,491
Metso OYJ	3,320	106,778
Neste OYJ	1,320	96,983
Nokia OYJ	78,590	460,379
Sampo OYJ Class A	5,124	291,476
Stora Enso OYJ Class R	9,882	175,666
UPM-Kymmene OYJ	8,113	279,337
Wartsila OYJ Abp	3,172	224,154

		2,114,887
FRANCE — 3.86%
Accor SA	3,172	183,765

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

February 28, 2018

Security	Shares	Value
Air Liquide SA	5,525	$695,083
Airbus SE	7,930	951,128
Alstom SA	3,782	159,831
Atos SE	2,013	266,384
AXA SA	24,278	765,732
BNP Paribas SA	14,580	1,162,442
Bollore SA	28,975	164,187
Bouygues SA	3,050	154,972
Bureau Veritas SA	5,003	131,252
Capgemini SE	2,318	291,055
Carrefour SA	7,686	177,642
Casino Guichard Perrachon SA	976	53,115
Cie. de Saint-Gobain	6,344	361,688
Cie. Generale des Etablissements Michelin SCA Class B	2,623	405,331
Credit Agricole SA	15,128	260,803
Danone SA	7,686	616,356
Dassault Systemes SE	2,318	300,385
Edenred	4,209	148,512
Electricite de France SA	4,132	53,949
Engie SA	22,265	349,627
Essilor International Cie. Generale d’Optique SA	2,867	377,123
Eutelsat Communications SA	3,965	92,850
Getlink SE Registered	11,529	148,558
Hermes International	497	267,986
Iliad SA	610	143,515
Ingenico Group SA	854	74,494
Ipsen SA	475	70,013
Kering SA	1,220	577,334
Klepierre SA	4,172	172,649
L’Oreal SA	3,172	684,959
Lagardere SCA	2,745	81,020
Legrand SA	4,209	331,317
LVMH Moet Hennessy Louis Vuitton SE	3,721	1,118,696
Orange SA	25,498	433,515
Pernod Ricard SA	3,050	502,191
Peugeot SA	7,259	164,807
Publicis Groupe SA	2,806	212,322
Renault SA	2,637	287,787
Safran SA	4,392	486,924
Sanofi	15,433	1,224,051
Schneider Electric SE	7,278	635,388
SCOR SE	2,684	114,541

Security	Shares	Value
SES SA	5,734	$91,824
Societe BIC SA	610	64,094
Societe Generale SA	10,370	595,963
Sodexo SA	1,525	188,043
STMicroelectronics NV	11,157	256,096
Suez	6,710	92,682
Thales SA	1,952	217,935
TOTAL SA	29,280	1,677,363
Ubisoft Entertainment SAa	1,077	89,322
Unibail-Rodamco SE	1,299	303,795
Valeo SA	3,843	250,573
Veolia Environnement SA	6,893	167,889
Vinci SA	6,527	647,361
Vivendi SA	14,884	385,757

		20,883,976
GERMANY — 3.33%
1&1 Drillisch AG	893	69,106
adidas AG	2,562	570,578
Allianz SE Registered	5,795	1,357,173
BASF SE	11,956	1,260,043
Bayer AG Registered	11,041	1,295,849
Bayerische Motoren Werke AG	4,026	426,313
Beiersdorf AG	2,650	291,274
Brenntag AG	3,294	206,822
Commerzbank AGa	19,094	296,643
Continental AG	1,482	407,958
Covestro AGc	1,948	221,765
Daimler AG Registered	10,937	940,022
Deutsche Bank AG Registered	29,367	472,791
Deutsche Boerse AG	2,909	388,325
Deutsche Lufthansa AG Registered	4,379	147,514
Deutsche Post AG Registered	13,969	641,284
Deutsche Telekom AG Registered	41,420	669,868
E.ON SE	32,419	330,553
Fresenius Medical Care AG & Co. KGaA	3,355	356,407
Fresenius SE & Co. KGaA	5,734	469,262
GEA Group AG	3,172	150,687
Hannover Rueck SE	1,220	166,504
HeidelbergCement AG	2,440	246,230
Henkel AG & Co. KGaA	1,769	213,275
Infineon Technologies AG	18,666	509,958
Lanxess AG	2,257	188,839
Linde AGa	2,684	603,477

14	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

February 28, 2018

Security	Shares	Value
MAN SE	1,403	$160,165
Merck KGaA	2,257	226,331
MTU Aero Engines AG	148	24,838
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	2,013	451,994
Osram Licht AG	2,136	170,066
ProSiebenSat.1 Media SE Registered	3,610	143,272
QIAGEN NVa	5,170	174,665
RWE AGa	9,211	184,353
SAP SE	13,115	1,378,831
Siemens AG Registered	10,126	1,339,254
thyssenkrupp AG	6,771	184,324
United Internet AG Registered[d]	394	26,891
Vonovia SE	7,991	365,971
Wirecard AG	1,451	174,706
Zalando SEa,b,c	2,379	136,083

		18,040,264
HONG KONG — 1.35%
AIA Group Ltd.	170,800	1,430,736
Bank of East Asia Ltd. (The)[b]	48,800	214,836
BOC Hong Kong Holdings Ltd.	91,500	463,037
CK Asset Holdings Ltd.	57,500	497,457
CK Hutchison Holdings Ltd.	30,500	381,966
CLP Holdings Ltd.	30,500	308,301
Galaxy Entertainment Group Ltd.	47,000	411,422
Hang Seng Bank Ltd.	18,300	454,852
Hong Kong & China Gas Co. Ltd.	219,497	434,209
Hong Kong Exchanges & Clearing Ltd.	16,000	580,681
Jardine Matheson Holdings Ltd.	6,100	397,415
Kingston Financial Group Ltd.[b]	50,000	30,222
Li & Fung Ltd.[b]	130,000	65,620
Link REIT	61,000	521,501
Melco Resorts & Entertainment Ltd. ADR	2,330	63,959
Minth Group Ltd.[b]	8,000	47,334
MTR Corp. Ltd.	61,000	323,502
New World Development Co. Ltd.	183,333	279,265
Sands China Ltd.	48,800	275,327
WH Group Ltd.[c]	92,500	114,660
Wynn Macau Ltd.	9,200	32,331

		7,328,633

Security	Shares	Value
IRELAND — 0.18%
AIB Group PLC	8,887	$58,531
Bank of Ireland Group PLC[a]	15,570	146,223
CRH PLC	10,370	344,905
Kerry Group PLC Class A	2,684	268,267
Paddy Power Betfair PLC	1,232	143,649

		961,575
ISRAEL — 0.16%
Bank Hapoalim BM	32,635	233,875
Check Point Software Technologies Ltd.[a,b]	2,013	209,130
Nice Ltd.	1,708	166,644
Teva Pharmaceutical Industries Ltd. ADR[b]	12,505	234,094

		843,743
ITALY — 0.91%
Assicurazioni Generali SpA	15,982	300,963
Atlantia SpA	7,564	234,142
CNH Industrial NV	18,020	244,946
Enel SpA	107,319	625,531
Eni SpA	33,367	558,106
Ferrari NV	2,372	296,534
Fiat Chrysler Automobiles NVa	15,128	324,219
Intesa Sanpaolo SpA	201,361	760,347
Leonardo SpA	3,996	43,132
Luxottica Group SpA	2,440	146,893
Mediobanca Banca di Credito Finanziario SpA	6,396	76,870
Snam SpA	49,084	220,364
Telecom Italia SpA/Milano[a]	234,915	212,021
Tenaris SA	7,991	138,396
Terna Rete Elettrica Nazionale SpA	30,073	167,254
UniCredit SpA[a]	27,354	582,039

		4,931,757
JAPAN — 9.29%
Aeon Co. Ltd.	12,200	206,544
Aisin Seiki Co. Ltd.	6,100	358,437
Ajinomoto Co. Inc.	12,200	223,751
Alps Electric Co. Ltd.	800	22,154
ANA Holdings Inc.	6,100	245,989
Asahi Group Holdings Ltd.	10,000	514,596
Asahi Kasei Corp.	34,300	444,722
Astellas Pharma Inc.	36,600	542,114
Bridgestone Corp.	12,200	546,745

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

February 28, 2018

Security	Shares	Value
Canon Inc.	18,300	$702,467
Casio Computer Co. Ltd.	6,400	95,186
Chubu Electric Power Co. Inc.	18,300	250,477
Chugai Pharmaceutical Co. Ltd.	6,100	317,277
Chugoku Electric Power Co. Inc. (The)	18,300	214,548
Concordia Financial Group Ltd.	24,400	143,146
Dai-ichi Life Holdings Inc.	15,000	299,705
Daifuku Co. Ltd.	1,000	66,164
Daiichi Sankyo Co. Ltd.	13,100	467,502
Daikin Industries Ltd.	6,100	723,162
Daiwa House Industry Co. Ltd.	12,200	454,706
Denso Corp.	6,100	359,294
Dentsu Inc.	5,000	231,714
East Japan Railway Co.	6,100	575,100
Eisai Co. Ltd.	6,100	325,623
FANUC Corp.	2,700	691,036
Fast Retailing Co. Ltd.	700	279,265
FUJIFILM Holdings Corp.	6,100	255,936
Fujitsu Ltd.	40,000	241,376
Hakuhodo DY Holdings Inc.	12,200	177,446
Hitachi Ltd.	61,000	467,626
Honda Motor Co. Ltd.	24,400	888,374
Hoya Corp.	6,100	324,194
Hulic Co. Ltd.	12,200	136,515
Idemitsu Kosan Co. Ltd.	900	34,792
Iida Group Holdings Co. Ltd.	6,100	115,649
Inpex Corp.	24,400	299,898
ITOCHU Corp.	24,400	472,428
Japan Airlines Co. Ltd.	6,100	233,756
Japan Exchange Group Inc.	12,200	212,204
Japan Post Holdings Co. Ltd.	18,300	221,408
Japan Retail Fund Investment Corp.	122	234,727
Japan Tobacco Inc.	18,300	522,735
JFE Holdings Inc.	12,200	284,406
JTEKT Corp.	6,100	95,126
JXTG Holdings Inc.	54,900	337,514
Kansai Electric Power Co. Inc. (The)	16,100	196,903
Kao Corp.	6,100	448,875
KDDI Corp.	24,400	602,654
Keyence Corp.	1,000	611,686
Kirin Holdings Co. Ltd.	18,300	476,515
Kobe Steel Ltd.[a]	6,100	68,029
Komatsu Ltd.	16,900	620,218

Security	Shares	Value
Konami Holdings Corp.	2,900	$153,554
Konica Minolta Inc.	14,500	134,666
Kose Corp.	200	37,749
Kubota Corp.	18,300	333,912
Kuraray Co. Ltd.	18,300	321,393
Kyocera Corp.	6,100	363,182
Kyushu Electric Power Co. Inc.	12,200	137,315
Kyushu Financial Group Inc.	18,300	102,900
M3 Inc.	6,100	238,958
Marubeni Corp.	42,700	328,018
Marui Group Co. Ltd.	6,100	117,821
Mazda Motor Corp.	12,200	171,101
MINEBEA MITSUMI Inc.	6,100	140,631
Mitsubishi Chemical Holdings Corp.	42,700	437,785
Mitsubishi Corp.	24,400	689,662
Mitsubishi Electric Corp.	28,200	480,197
Mitsubishi Estate Co. Ltd.	13,400	235,525
Mitsubishi Heavy Industries Ltd.	6,100	250,506
Mitsubishi Motors Corp.	12,200	97,069
Mitsubishi UFJ Financial Group Inc.	171,400	1,224,481
Mitsubishi UFJ Lease & Finance Co. Ltd.	30,500	195,225
Mitsui & Co. Ltd.	30,600	559,635
Mitsui Fudosan Co. Ltd.	12,200	294,753
Mizuho Financial Group Inc.	372,100	695,344
MS&AD Insurance Group Holdings Inc.	8,000	249,810
Murata Manufacturing Co. Ltd.	2,700	379,172
Nagoya Railroad Co. Ltd.	12,200	312,475
NEC Corp.	3,000	91,655
Nexon Co. Ltd.[a]	1,400	50,907
Nidec Corp.	4,700	760,245
Nikon Corp.	12,200	249,477
Nintendo Co. Ltd.	1,600	735,935
Nippon Paint Holdings Co. Ltd.	4,900	179,551
Nippon Steel & Sumitomo Metal Corp.	12,247	293,421
Nippon Telegraph & Telephone Corp.	12,200	569,612
Nissan Motor Co. Ltd.	42,700	450,190
Nitori Holdings Co. Ltd.	900	151,947
Nitto Denko Corp.	3,700	308,712
Nomura Holdings Inc.	67,100	414,781
Nomura Real Estate Master Fund Inc.	122	167,385

16	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

February 28, 2018

Security	Shares	Value
NTT DOCOMO Inc.	24,400	$627,693
Olympus Corp.	6,100	246,104
Omron Corp.	6,100	363,582
Ono Pharmaceutical Co. Ltd.	6,100	178,933
Oriental Land Co. Ltd./Japan	6,100	595,680
ORIX Corp.	24,400	436,755
Otsuka Holdings Co. Ltd.	6,100	307,787
Panasonic Corp.	36,600	575,385
Rakuten Inc.	18,300	167,608
Recruit Holdings Co. Ltd.	18,300	444,530
Renesas Electronics Corp.[a,b]	6,100	70,715
Resona Holdings Inc.	42,700	244,903
Ricoh Co. Ltd.	15,200	164,671
Ryohin Keikaku Co. Ltd.	200	68,694
Sekisui House Ltd.	12,200	214,833
Seven & i Holdings Co. Ltd.	12,200	510,044
Seven Bank Ltd.	28,800	99,864
Sharp Corp./Japan[a,b]	1,600	56,230
Shin-Etsu Chemical Co. Ltd.	6,100	650,274
Shionogi & Co. Ltd.	6,100	319,620
Shiseido Co. Ltd.	6,100	369,356
SMC Corp./Japan	600	253,203
SoftBank Group Corp.	12,200	1,017,000
Sompo Holdings Inc.	6,100	236,843
Sony Corp.	18,300	933,308
Start Today Co. Ltd.	2,200	57,399
Subaru Corp.	6,100	216,091
Sumco Corp.	2,500	67,546
Sumitomo Chemical Co. Ltd.	5,000	31,348
Sumitomo Corp.	30,500	539,942
Sumitomo Electric Industries Ltd.	18,300	291,208
Sumitomo Metal Mining Co. Ltd.	900	42,442
Sumitomo Mitsui Financial Group Inc.	18,300	803,653
Sumitomo Mitsui Trust Holdings Inc.	6,100	247,590
Sumitomo Realty & Development Co. Ltd.	5,000	182,794
Suzuki Motor Corp.	6,100	351,348
Sysmex Corp.	4,000	334,005
T&D Holdings Inc.	12,200	203,457
Takeda Pharmaceutical Co. Ltd.	12,200	698,809
Terumo Corp.	6,100	329,853
Tohoku Electric Power Co. Inc.	12,200	160,525
Tokio Marine Holdings Inc.	12,200	567,782

Security	Shares	Value
Tokyo Electric Power Co. Holdings Inc.[a]	30,500	$117,764
Tokyo Electron Ltd.	1,700	335,523
Tokyo Gas Co. Ltd.	12,200	306,987
Tokyu Fudosan Holdings Corp.	24,400	181,105
Toshiba Corp.[a]	61,000	181,219
Tosoh Corp.	6,100	128,626
Toyota Motor Corp.	36,600	2,481,617
Unicharm Corp.	6,100	171,672
USS Co. Ltd.	6,100	126,453
Yahoo Japan Corp.	42,800	198,948
Yakult Honsha Co. Ltd.	500	35,940
Yamada Denki Co. Ltd.[b]	24,400	154,808
Yamaha Corp.	4,800	212,773
Yamaha Motor Co. Ltd.	900	28,719
Yamato Holdings Co. Ltd.	6,100	153,093
Yaskawa Electric Corp.	2,700	126,770
Yokogawa Electric Corp.	6,100	124,510

		50,335,005
NETHERLANDS — 1.39%
Aegon NV	25,376	177,405
AerCap Holdings NVa,b	2,623	130,127
Akzo Nobel NV	3,661	356,140
Altice NV Class Aa,b	6,555	63,047
ArcelorMittal[a]	8,926	307,547
ASML Holding NV	5,124	1,008,043
Heineken Holding NV	2,074	206,791
Heineken NV	3,233	337,295
ING Groep NV	50,508	891,875
Koninklijke Ahold Delhaize NV	18,504	417,561
Koninklijke DSM NV	2,990	310,485
Koninklijke KPN NV	56,120	175,908
Koninklijke Philips NV	13,557	521,342
NN Group NV	3,965	177,768
NXP Semiconductors NVa	4,758	593,132
Randstad Holding NV	2,089	149,966
RELX NV	13,974	287,181
Unilever NV CVA	21,228	1,112,655
Wolters Kluwer NV	5,673	288,387

		7,512,655
NEW ZEALAND — 0.03%
Fletcher Building Ltd.	19,398	91,206
Spark New Zealand Ltd.	39,345	95,339

		186,545

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

February 28, 2018

Security	Shares	Value
NORWAY — 0.25%
DNB ASA	15,128	$300,561
Norsk Hydro ASA	23,546	160,136
Orkla ASA	14,918	163,837
Statoil ASA	16,043	370,711
Telenor ASA	9,699	219,322
Yara International ASA	3,660	163,206

		1,377,773
PORTUGAL — 0.04%
EDP – Energias de Portugal SA	29,795	100,043
Galp Energia SGPS SA	5,507	99,876

		199,919
SINGAPORE — 0.43%
Ascendas REIT	100,165	200,656
CapitaLand Ltd.	85,400	234,344
CapitaLand Mall Trust	75,700	115,595
DBS Group Holdings Ltd.	23,100	501,168
Genting Singapore PLC	140,300	123,028
Hutchison Port Holdings Trust[b]	170,800	62,342
Oversea-Chinese Banking Corp. Ltd.	42,700	421,561
Singapore Press Holdings Ltd.[b]	3,700	7,272
Singapore Telecommunications Ltd.	122,000	311,721
United Overseas Bank Ltd.	16,600	349,982

		2,327,669
SPAIN — 1.20%
Abertis Infraestructuras SA	10,994	262,813
ACS Actividades de Construccion y Servicios SA	4,188	144,707
Aena SME SAc	1,281	261,932
Amadeus IT Group SA	6,771	500,120
Banco Bilbao Vizcaya Argentaria SA	86,501	726,902
Banco de Sabadell SA	88,215	185,649
Banco Santander SA	210,866	1,457,455
Bankia SA	25,300	121,207
Bankinter SA	8,982	99,339
CaixaBank SA	51,547	252,232
Enagas SA	2,061	53,843
Endesa SA	3,867	81,594
Ferrovial SA	8,290	179,620
Gas Natural SDG SA	4,026	92,388
Grifols SA	3,974	109,443
Iberdrola SA	72,641	538,313
Industria de Diseno Textil SA	13,725	417,823

Security	Shares	Value
International Consolidated Airlines Group SA	10,126	$85,858
Red Electrica Corp. SA	5,764	112,481
Repsol SA	17,845	320,049
Telefonica SA	52,375	510,586

		6,514,354
SWEDEN — 1.01%
Alfa Laval AB	5,673	137,144
Assa Abloy AB Class B	14,762	331,123
Atlas Copco AB Class A	7,991	342,478
Atlas Copco AB Class B	6,832	260,565
Boliden AB	5,494	195,544
Electrolux AB Class B	4,148	136,923
Essity AB Class Ba	8,540	235,003
Hennes & Mauritz AB Class B	11,468	190,204
Hexagon AB Class B	4,331	254,408
Investor AB Class B	6,100	276,158
Kinnevik AB Class B	3,904	143,287
Lundin Petroleum ABa	4,575	107,866
Millicom International Cellular SA SDR	1,344	89,946
Nordea Bank AB	38,125	435,110
Sandvik AB	18,976	353,846
Skandinaviska Enskilda Banken AB Class A	19,276	227,808
Skanska AB Class B	6,161	123,176
SKF AB Class B	6,100	128,435
Svenska Handelsbanken AB Class A	19,581	269,887
Swedbank AB Class A	10,187	256,965
Swedish Match AB	3,965	169,214
Telefonaktiebolaget LM Ericsson Class B	42,395	285,311
Telia Co. AB	25,099	119,141
Volvo AB Class B	21,361	404,636

		5,474,178
SWITZERLAND — 2.91%
ABB Ltd. Registered	26,291	641,522
Adecco Group AG Registered	2,562	206,738
Baloise Holding AG Registered	1,159	182,977
Cie. Financiere Richemont SA Class A Registered	7,259	639,526
Credit Suisse Group AG Registered	33,175	616,426
Geberit AG Registered	732	331,668

18	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

February 28, 2018

Security	Shares	Value
Givaudan SA Registered	122	$278,455
Julius Baer Group Ltd.	4,087	266,398
Kuehne + Nagel International AG Registered	1,681	275,171
LafargeHolcim Ltd. Registered	6,588	386,057
Lonza Group AG Registered	976	248,686
Nestle SA Registered	40,870	3,255,588
Novartis AG Registered	29,036	2,432,136
Partners Group Holding AG	488	354,750
Roche Holding AG	9,211	2,137,424
Schindler Holding AG Participation Certificates	732	171,643
Schindler Holding AG Registered	732	165,911
SGS SA Registered	122	310,729
Sonova Holding AG Registered	1,342	210,733
Swatch Group AG (The) Bearer	610	258,058
Swiss Life Holding AG Registered	549	199,256
Swiss Prime Site AG Registered	914	85,496
Swiss Re AG	3,660	373,726
Swisscom AG Registered	408	221,042
UBS Group AG Registered	46,823	895,288
Zurich Insurance Group AG	1,891	624,297

		15,769,701
UNITED KINGDOM — 6.30%
3i Group PLC	15,952	206,519
Admiral Group PLC	3,843	97,588
Anglo American PLC	19,337	474,414
Antofagasta PLC	9,516	114,071
Aptiv PLC	3,617	330,341
Ashtead Group PLC	7,403	215,633
Associated British Foods PLC	5,551	201,231
AstraZeneca PLC	16,775	1,103,667
Auto Trader Group PLC[c]	22,509	113,201
Aviva PLC	50,581	352,368
Babcock International Group PLC	7,198	64,644
BAE Systems PLC	45,445	362,800
Barclays PLC	221,430	651,383
BHP Billiton PLC	29,158	596,283
BP PLC	253,394	1,658,935
British American Tobacco PLC	30,063	1,779,296
British Land Co. PLC (The)	12,993	112,427
BT Group PLC	112,118	370,448
Bunzl PLC	7,137	192,249
Burberry Group PLC	6,527	137,911

Security	Shares	Value
Capita PLC	11,224	$27,242
Carnival PLC	3,172	209,742
Centrica PLC	72,529	142,906
Cobham PLC[a]	56,384	88,138
Coca-Cola HBC AGa	2,126	69,864
Compass Group PLC	21,071	448,845
Croda International PLC	2,950	187,869
Diageo PLC	32,635	1,106,168
Experian PLC	14,396	308,641
Ferguson PLC	3,488	247,314
G4S PLC	29,768	107,626
GKN PLC	28,487	171,840
GlaxoSmithKline PLC	62,281	1,121,760
Glencore PLC	164,887	877,747
Hammerson PLC	12,688	78,145
HSBC Holdings PLC	261,141	2,580,221
IMI PLC	7,137	120,660
Imperial Brands PLC	12,078	435,846
InterContinental Hotels Group PLC	3,398	220,004
Intertek Group PLC	3,660	247,759
Investec PLC	13,481	117,950
ITV PLC	55,815	123,048
J Sainsbury PLC	27,464	98,009
Johnson Matthey PLC	3,174	137,103
Kingfisher PLC	31,476	155,218
Land Securities Group PLC	10,580	135,135
Legal & General Group PLC	76,433	276,553
Lloyds Banking Group PLC	915,732	868,079
London Stock Exchange Group PLC	5,494	304,916
Marks & Spencer Group PLC	22,692	92,423
Meggitt PLC	15,860	98,905
Micro Focus International PLC	3,124	88,800
National Grid PLC	39,284	400,652
Next PLC	2,257	151,012
Old Mutual PLC	71,980	253,201
Pearson PLC	11,712	118,190
Prudential PLC	34,526	870,800
Randgold Resources Ltd.	1,142	92,019
Reckitt Benckiser Group PLC	8,601	684,508
RELX PLC	16,592	341,319
Rio Tinto PLC	16,714	904,134
Rolls-Royce Holdings PLC	24,949	288,621
Royal Bank of Scotland Group PLC[a]	53,070	195,749
Royal Dutch Shell PLC Class A ADR	56,394	1,787,935

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

February 28, 2018

Security	Shares	Value
Royal Dutch Shell PLC Class B	51,182	$1,636,796
RSA Insurance Group PLC	19,171	166,783
Sage Group PLC (The)	20,313	193,847
Segro PLC	22,842	179,899
Severn Trent PLC	5,246	123,422
Shire PLC	12,157	520,774
Sky PLC	13,359	248,122
Smith & Nephew PLC	12,749	222,827
Smiths Group PLC	8,357	183,947
SSE PLC	12,523	211,372
Standard Chartered PLC[a]	45,019	502,935
Standard Life Aberdeen PLC	39,255	199,096
Taylor Wimpey PLC	55,571	142,417
Tesco PLC	116,815	339,290
TUI AG	8,174	173,950
Unilever PLC	17,263	888,044
United Utilities Group PLC	12,627	115,906
Vodafone Group PLC	336,845	945,649
Weir Group PLC (The)	4,392	123,209
Whitbread PLC	2,806	150,126
WPP PLC	17,324	332,746

		34,119,182
UNITED STATES — 59.37%
3M Co.	7,747	1,824,496
Abbott Laboratories	22,064	1,331,121
AbbVie Inc.	21,045	2,437,642
Accenture PLC Class A	8,113	1,306,274
Activision Blizzard Inc.	9,761	713,822
Acuity Brands Inc.	671	95,671
Adobe Systems Inc.[a]	6,771	1,416,019
Advance Auto Parts Inc.	1,220	139,385
Advanced Micro Devices Inc.[a]	11,102	134,445
AES Corp./VA	8,967	97,471
Aetna Inc.	4,636	820,850
Affiliated Managers Group Inc.	976	184,815
Aflac Inc.	5,185	460,843
AGCO Corp.	1,403	93,440
Agilent Technologies Inc.	5,673	389,111
AGNC Investment Corp.	5,843	104,823
Air Products & Chemicals Inc.	2,806	451,177
Akamai Technologies Inc.[a]	2,623	176,948
Albemarle Corp.	1,831	183,887
Alexion Pharmaceuticals Inc.[a]	3,172	372,551
Align Technology Inc.[a]	1,117	293,235

Security	Shares	Value
Alkermes PLC[a]	2,745	$156,685
Alleghany Corp.[a]	151	91,529
Allergan PLC	4,453	686,742
Alliance Data Systems Corp.	793	191,081
Alliant Energy Corp.	4,453	172,108
Allstate Corp. (The)	4,758	438,973
Alnylam Pharmaceuticals Inc.[a]	1,140	136,982
Alphabet Inc. Class Aa	3,904	4,309,704
Alphabet Inc. Class Ca	4,148	4,582,420
Altria Group Inc.	24,950	1,570,602
Amazon.com Inc.[a]	5,368	8,118,832
Ameren Corp.	4,026	218,612
American Airlines Group Inc.	1,891	102,587
American Electric Power Co. Inc.	6,466	424,040
American Express Co.	9,943	969,542
American International Group Inc.	11,734	672,828
American Tower Corp.	5,978	832,915
American Water Works Co. Inc.	3,660	290,458
Ameriprise Financial Inc.	2,440	381,714
AmerisourceBergen Corp.	2,318	220,581
AMETEK Inc.	4,087	309,549
Amgen Inc.	9,577	1,759,965
Amphenol Corp. Class A	4,758	434,834
Anadarko Petroleum Corp.	7,381	421,012
Analog Devices Inc.	5,234	471,845
Andeavor	2,257	202,272
Annaly Capital Management Inc.	15,921	159,688
ANSYS Inc.[a]	1,587	253,825
Anthem Inc.	3,538	832,774
Aon PLC	3,500	491,120
Apache Corp.	5,124	174,985
Apple Inc.	67,962	12,105,391
Applied Materials Inc.	15,279	879,918
Arch Capital Group Ltd.[a]	2,257	199,158
Archer-Daniels-Midland Co.	7,930	329,254
Arconic Inc.	5,780	140,974
Arista Networks Inc.[a,b]	683	184,232
Arrow Electronics Inc.[a]	1,830	149,291
Assurant Inc.	1,220	104,273
AT&T Inc.	78,873	2,863,090
Autodesk Inc.[a]	3,050	358,283
Autoliv Inc.	1,342	192,496
Automatic Data Processing Inc.	6,039	696,417
AutoZone Inc.[a]	427	283,835

20	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

February 28, 2018

Security	Shares	Value
AvalonBay Communities Inc.	1,830	$285,517
Avery Dennison Corp.	1,952	230,629
Avnet Inc.	2,501	106,793
Axis Capital Holdings Ltd.	2,074	102,331
Baker Hughes a GE Co.	5,856	154,598
Ball Corp.	5,124	204,704
Bank of America Corp.	133,041	4,270,616
Bank of New York Mellon Corp. (The)	13,969	796,652
Baxter International Inc.	6,527	442,465
BB&T Corp.	10,371	563,664
Becton Dickinson and Co.	3,798	843,232
Berkshire Hathaway Inc. Class Ba	15,520	3,215,744
Best Buy Co. Inc.	3,965	287,225
Biogen Inc.[a]	2,928	846,163
BioMarin Pharmaceutical Inc.[a]	2,928	237,666
BlackRock Inc.[e]	1,586	871,396
Boeing Co. (The)	7,686	2,783,946
Booking Holdings Inc.[a,b]	671	1,364,841
BorgWarner Inc.	3,233	158,676
Boston Properties Inc.	2,318	275,541
Boston Scientific Corp.[a]	19,215	523,801
Brighthouse Financial Inc.[a]	1,320	71,636
Bristol-Myers Squibb Co.	21,592	1,429,390
Broadcom Ltd.	5,429	1,338,031
Brown-Forman Corp. Class B	3,172	221,374
Bunge Ltd.	2,135	161,043
CA Inc.	4,697	164,865
Cabot Oil & Gas Corp.	7,442	179,799
Campbell Soup Co.	3,355	144,433
Capital One Financial Corp.	6,771	663,084
Cardinal Health Inc.	4,392	303,970
CarMax Inc.[a]	2,806	173,748
Carnival Corp.	4,209	281,624
Caterpillar Inc.	7,625	1,179,054
CBRE Group Inc. Class Aa	4,819	225,288
CBS Corp. Class B NVS	4,960	262,731
CDK Global Inc.	2,501	171,769
Celanese Corp. Series A	2,379	239,946
Celgene Corp.[a]	10,370	903,434
Centene Corp.[a]	2,867	290,771
CenterPoint Energy Inc.	6,405	173,255
CenturyLink Inc.	13,916	245,896
Cerner Corp.[a]	4,148	266,136

Security	Shares	Value
CF Industries Holdings Inc.	3,483	$143,639
CH Robinson Worldwide Inc.	2,501	233,493
Charles Schwab Corp. (The)	16,592	879,708
Charter Communications Inc. Class Aa	2,757	942,701
Chemours Co. (The)	2,569	122,053
Cheniere Energy Inc.[a]	3,416	179,408
Chevron Corp.	24,583	2,751,329
Chipotle Mexican Grill Inc.[a]	366	116,538
Chubb Ltd.	5,621	797,732
Church & Dwight Co. Inc.	4,636	228,045
Cigna Corp.	3,538	693,059
Cimarex Energy Co.	1,464	140,676
Cincinnati Financial Corp.	2,318	172,900
Cintas Corp.	1,769	301,898
Cisco Systems Inc.	64,416	2,884,548
CIT Group Inc.	3,294	174,747
Citigroup Inc.	36,234	2,735,305
Citizens Financial Group Inc.	8,324	362,011
Citrix Systems Inc.[a]	2,623	241,316
Clorox Co. (The)	2,075	267,841
CME Group Inc.	4,514	750,046
CMS Energy Corp.	4,880	207,156
Coca-Cola Co. (The)	51,728	2,235,684
Cognex Corp.	2,450	131,590
Cognizant Technology Solutions Corp. Class A	8,174	670,431
Colgate-Palmolive Co.	11,041	761,498
Comcast Corp. Class A	61,854	2,239,733
Comerica Inc.	3,416	332,104
Conagra Brands Inc.	6,710	242,432
Concho Resources Inc.[a]	2,135	321,958
ConocoPhillips	16,104	874,608
Consolidated Edison Inc.	4,392	328,917
Constellation Brands Inc. Class A	2,562	552,060
Continental Resources Inc./OKa,b	1,594	75,731
Corning Inc.	14,152	411,540
Costco Wholesale Corp.	5,856	1,117,910
Coty Inc. Class A	6,610	127,705
Crown Castle International Corp.	5,429	597,516
Crown Holdings Inc.[a]	2,928	145,932
CSX Corp.	12,688	681,599
Cummins Inc.	2,318	389,818
CVS Health Corp.	13,359	904,805
Danaher Corp.	7,991	781,360

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

February 28, 2018

Security	Shares	Value
Darden Restaurants Inc.	2,135	$196,826
DaVita Inc.[a]	2,135	153,763
Deere & Co.	3,721	598,597
Dell Technologies Inc. Class Va	3,356	249,317
Delta Air Lines Inc.	1,606	86,563
DENTSPLY SIRONA Inc.	3,416	191,501
Devon Energy Corp.	6,710	205,796
Digital Realty Trust Inc.	2,928	294,674
Discover Financial Services	5,551	437,585
Discovery Communications Inc. Class Aa,b	2,074	50,440
Discovery Communications Inc. Class C NVS[a]	3,965	91,116
DISH Network Corp. Class Aa	3,294	137,327
Dollar General Corp.	4,026	380,819
Dollar Tree Inc.[a]	3,233	331,835
Dominion Energy Inc.	7,869	582,857
Dover Corp.	2,745	274,775
DowDuPont Inc.	29,376	2,065,133
DR Horton Inc.	5,368	224,919
Dr Pepper Snapple Group Inc.	3,172	368,745
DTE Energy Co.	2,623	264,346
Duke Energy Corp.	8,540	643,404
Duke Realty Corp.	7,564	187,360
DXC Technology Co.	4,197	430,360
Eastman Chemical Co.	2,318	234,303
Eaton Corp. PLC	5,978	482,425
Eaton Vance Corp. NVS	2,440	129,149
eBay Inc.[a]	13,603	583,025
Ecolab Inc.	3,843	501,319
Edison International	4,514	273,503
Edwards Lifesciences Corp.[a]	3,050	407,693
Electronic Arts Inc.[a]	4,331	535,745
Eli Lilly & Co.	12,932	996,023
Emerson Electric Co.	8,296	589,514
Entergy Corp.	2,745	208,126
EOG Resources Inc.	7,381	748,581
EQT Corp.	2,519	126,731
Equifax Inc.	1,708	193,004
Equinix Inc.	1,098	430,526
Equity Residential	5,002	281,262
Essex Property Trust Inc.	1,037	232,112
Estee Lauder Companies Inc. (The) Class A	3,050	422,242
Everest Re Group Ltd.	707	169,850

Security	Shares	Value
Eversource Energy	4,758	$271,206
Exelon Corp.	12,078	447,369
Expedia Inc.	1,769	186,046
Expeditors International of Washington Inc.	3,538	229,828
Express Scripts Holding Co.[a]	7,507	566,403
Exxon Mobil Corp.	53,558	4,056,483
F5 Networks Inc.[a]	1,281	190,254
Facebook Inc. Class Aa	31,659	5,645,433
Fastenal Co.	4,209	230,316
Federal Realty Investment Trust	1,342	152,907
FedEx Corp.	3,416	841,737
Fidelity National Information Services Inc.	4,392	426,815
Fifth Third Bancorp.	11,956	395,146
First Republic Bank/CA	2,684	249,075
FirstEnergy Corp.	6,344	205,102
Fiserv Inc.[a]	3,538	507,314
FleetCor Technologies Inc.[a]	1,282	256,310
Flex Ltd.[a]	10,553	191,009
FLIR Systems Inc.	3,050	149,755
Flowserve Corp.	2,745	116,251
Fluor Corp.	2,623	149,249
FMC Corp.	2,257	177,129
FNF Group	4,148	165,630
Ford Motor Co.	43,249	458,872
Fortive Corp.	4,473	343,526
Franklin Resources Inc.	5,307	205,222
Freeport-McMoRan Inc.[a]	17,751	330,169
Gap Inc. (The)	3,599	113,656
Garmin Ltd.	1,891	112,023
General Dynamics Corp.	3,599	800,598
General Electric Co.	112,484	1,587,149
General Mills Inc.	7,869	397,778
General Motors Co.	16,592	652,895
Genuine Parts Co.	2,501	229,692
GGP Inc.	8,296	175,626
Gilead Sciences Inc.	17,141	1,349,511
Global Payments Inc.	2,623	297,422
Goldman Sachs Group Inc. (The)	4,697	1,234,982
Goodyear Tire & Rubber Co. (The)	4,026	116,512
H&R Block Inc.	3,416	86,527
Halliburton Co.	11,468	532,345
Hanesbrands Inc.	5,551	107,689
Harley-Davidson Inc.[b]	2,501	113,495

22	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

February 28, 2018

Security	Shares	Value
Harris Corp.	2,426	$378,820
Hartford Financial Services Group Inc. (The)	5,673	299,818
Hasbro Inc.	1,709	163,329
HCA Healthcare Inc.	3,965	393,526
HCP Inc.	6,771	146,524
Helmerich & Payne Inc.	1,586	102,376
Henry Schein Inc.[a]	2,392	158,326
Hershey Co. (The)	2,379	233,761
Hess Corp.	3,904	177,320
Hewlett Packard Enterprise Co.	20,748	385,705
Hilton Worldwide Holdings Inc.	3,052	246,571
HollyFrontier Corp.	2,989	128,019
Hologic Inc.[a]	4,299	166,930
Home Depot Inc. (The)	15,250	2,779,617
Honeywell International Inc.	9,272	1,401,092
Hormel Foods Corp.	4,819	156,425
Host Hotels & Resorts Inc.	10,004	185,674
HP Inc.	23,851	557,875
Humana Inc.	2,074	563,755
Huntington Bancshares Inc./OH	16,874	264,922
IAC/InterActiveCorp.[a]	873	129,998
IHS Markit Ltd.[a]	5,429	255,434
Illinois Tool Works Inc.	4,453	718,892
Illumina Inc.[a]	2,135	486,823
Incyte Corp.[a]	2,623	223,375
Ingersoll-Rand PLC	3,904	346,675
Intel Corp.	59,964	2,955,626
Intercontinental Exchange Inc.	8,174	597,356
International Business Machines Corp.	11,468	1,787,058
International Flavors & Fragrances Inc.	1,403	198,174
International Paper Co.	5,368	319,879
Interpublic Group of Companies Inc. (The)	6,771	158,441
Intuit Inc.	3,538	590,351
Intuitive Surgical Inc.[a]	1,830	780,403
Invesco Ltd.	6,405	208,419
Iron Mountain Inc.	4,167	131,094
Jacobs Engineering Group Inc.	2,440	148,986
Jazz Pharmaceuticals PLC[a,b]	976	141,325
JB Hunt Transport Services Inc.	1,586	188,052
JM Smucker Co. (The)	1,891	238,833
Johnson & Johnson	34,905	4,533,461

Security	Shares	Value
Johnson Controls International PLC	12,571	$463,493
JPMorgan Chase & Co.	46,360	5,354,580
Juniper Networks Inc.	5,856	150,265
Kansas City Southern	1,891	194,849
Kellogg Co.	3,843	254,407
KeyCorp	16,470	348,011
Kimberly-Clark Corp.	4,697	520,991
Kimco Realty Corp.	7,159	107,099
Kinder Morgan Inc./DE	25,803	418,009
KLA-Tencor Corp.	2,434	275,797
Kohl’s Corp.	2,867	189,480
Kraft Heinz Co. (The)	7,625	511,256
Kroger Co. (The)	12,322	334,173
L Brands Inc.	3,477	171,520
L3 Technologies Inc.	1,342	278,532
Laboratory Corp. of America Holdings[a]	1,647	284,437
Lam Research Corp.	2,542	487,708
Las Vegas Sands Corp.	5,429	395,285
Leggett & Platt Inc.	2,745	119,298
Leucadia National Corp.	6,100	146,339
Liberty Global PLC Series Aa	3,782	117,771
Liberty Global PLC Series C NVS[a]	6,893	206,997
Liberty Interactive Corp. QVC Group Series Aa	7,320	211,328
Liberty Media Corp.-Liberty SiriusXM Class Ca	4,697	196,147
Liberty Property Trust	3,111	122,138
Lincoln National Corp.	3,416	260,197
LKQ Corp.[a]	5,246	207,112
Lockheed Martin Corp.	3,381	1,191,600
Loews Corp.	4,270	210,639
Lowe’s Companies Inc.	11,102	994,628
Lululemon Athletica Inc.[a]	1,708	138,519
LyondellBasell Industries NV Class A	4,636	501,708
M&T Bank Corp.	2,074	393,728
Macerich Co. (The)	1,952	115,051
Macy’s Inc.	4,331	127,375
ManpowerGroup Inc.	1,220	144,521
Marathon Oil Corp.	12,445	180,701
Marathon Petroleum Corp.	7,320	468,919
Markel Corp.[a]	244	271,328
Marriott International Inc./MD Class A	4,583	647,165

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

February 28, 2018

Security	Shares	Value
Marsh & McLennan Companies Inc.	6,711	$557,147
Martin Marietta Materials Inc.	976	199,036
Marvell Technology Group Ltd.	6,219	146,084
Masco Corp.	5,612	230,765
Mastercard Inc. Class A	13,735	2,414,064
Mattel Inc.	4,880	77,592
Maxim Integrated Products Inc.	4,575	278,801
McCormick & Co. Inc./MD NVS	2,501	267,057
McDonald’s Corp.	10,614	1,674,252
McKesson Corp.	2,928	436,945
Medtronic PLC	17,263	1,379,141
MercadoLibre Inc.	549	212,996
Merck & Co. Inc.	34,916	1,893,146
MetLife Inc.	11,834	546,612
MGM Resorts International	7,137	244,300
Michael Kors Holdings Ltd.[a]	2,135	134,356
Microchip Technology Inc.	3,965	352,607
Micron Technology Inc.[a]	14,680	716,531
Microsoft Corp.	96,746	9,071,872
Mohawk Industries Inc.[a]	976	234,123
Molson Coors Brewing Co. Class B	2,623	200,004
Mondelez International Inc. Class A	20,252	889,063
Monsanto Co.	5,795	714,929
Monster Beverage Corp.[a]	5,673	359,498
Moody’s Corp.	2,867	478,445
Morgan Stanley	19,581	1,096,928
Mosaic Co. (The)	4,941	130,047
Motorola Solutions Inc.	2,623	278,431
Mylan NVa	6,771	273,007
Nasdaq Inc.	2,135	172,401
National Oilwell Varco Inc.	5,368	188,363
NetApp Inc.	3,660	221,613
Netflix Inc.[a]	5,795	1,688,547
New York Community Bancorp. Inc.	9,699	132,100
Newell Brands Inc.	6,490	166,728
Newfield Exploration Co.[a]	3,086	71,996
Newmont Mining Corp.	7,503	286,615
News Corp. Class A	5,981	96,474
NextEra Energy Inc.	6,240	949,416
Nielsen Holdings PLC	4,880	159,234
NIKE Inc. Class B	16,775	1,124,428
Noble Energy Inc.	6,588	196,520
Nordstrom Inc.	2,135	109,547
Norfolk Southern Corp.	3,965	551,452
Northern Trust Corp.	3,172	335,820

Security	Shares	Value
Northrop Grumman Corp.	2,318	$811,393
Nucor Corp.	4,453	291,226
NVIDIA Corp.	8,113	1,963,346
O’Reilly Automotive Inc.[a]	1,283	313,296
Occidental Petroleum Corp.	10,065	660,264
Omnicom Group Inc.	3,477	265,052
ONEOK Inc.	5,309	299,056
Oracle Corp.	39,345	1,993,611
PACCAR Inc.	5,002	358,093
Palo Alto Networks Inc.[a]	1,525	264,389
Parker-Hannifin Corp.	2,196	391,920
Paychex Inc.	4,636	301,943
PayPal Holdings Inc.[a]	15,433	1,225,535
Pentair PLC	3,111	213,695
People’s United Financial Inc.	8,784	168,126
PepsiCo Inc.	18,117	1,987,978
Perrigo Co. PLC	2,074	168,948
Pfizer Inc.	73,993	2,686,686
PG&E Corp.	6,649	273,207
Philip Morris International Inc.	20,191	2,090,778
Phillips 66	6,161	556,770
Pinnacle West Capital Corp.	2,257	173,699
Pioneer Natural Resources Co.	2,318	394,593
Plains GP Holdings LP Class A	2,318	48,214
PNC Financial Services Group Inc. (The)[e]	6,161	971,343
PPG Industries Inc.	3,782	425,248
PPL Corp.	9,412	269,654
Praxair Inc.	3,660	548,085
Principal Financial Group Inc.	4,087	254,743
Procter & Gamble Co. (The)	32,736	2,570,431
Progressive Corp. (The)	8,663	498,816
Prologis Inc.	7,442	451,581
Prudential Financial Inc.	5,795	616,124
Public Service Enterprise Group Inc.	7,503	363,370
Public Storage	2,013	391,408
PulteGroup Inc.	5,490	154,104
PVH Corp.	1,220	176,022
Qorvo Inc.[a]	2,270	183,212
QUALCOMM Inc.	19,276	1,252,940
Quest Diagnostics Inc.	2,074	213,726
Ralph Lauren Corp.	976	103,300
Range Resources Corp.	3,416	45,399
Raytheon Co.	4,087	888,963
Realty Income Corp.[b]	4,087	200,999

24	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

February 28, 2018

Security	Shares	Value
Red Hat Inc.[a]	3,152	$464,605
Regency Centers Corp.	3,111	180,780
Regeneron Pharmaceuticals Inc.[a]	1,098	351,843
Regions Financial Corp.	19,703	382,435
Reinsurance Group of America Inc.	819	125,954
RenaissanceRe Holdings Ltd.	397	50,927
Republic Services Inc.	4,148	278,663
Robert Half International Inc.	2,562	146,213
Rockwell Automation Inc.	2,074	374,979
Rockwell Collins Inc.	2,562	352,839
Roper Technologies Inc.	1,647	453,073
Ross Stores Inc.	5,490	428,714
Royal Caribbean Cruises Ltd.	2,318	293,459
S&P Global Inc.	3,843	737,087
salesforce.com Inc.[a]	8,845	1,028,231
SBA Communications Corp.[a]	1,952	306,991
SCANA Corp.	2,379	94,375
Schlumberger Ltd.	17,091	1,121,853
Scripps Networks Interactive Inc. Class A	1,342	120,592
Seagate Technology PLC	4,331	231,275
Seattle Genetics Inc.[a,b]	1,123	60,642
SEI Investments Co.	3,294	239,902
Sempra Energy	3,111	339,037
ServiceNow Inc.[a]	2,562	412,508
Sherwin-Williams Co. (The)	1,159	465,431
Simon Property Group Inc.	3,907	599,764
Sirius XM Holdings Inc.[b]	39,772	249,768
Skyworks Solutions Inc.	2,806	306,555
SL Green Realty Corp.	1,551	150,323
Southern Co. (The)	11,529	496,439
Southwest Airlines Co.	2,074	119,960
Splunk Inc.[a]	2,257	210,352
Sprint Corp.[a,b]	14,097	73,163
Square Inc. Class Aa	3,660	168,543
Stanley Black & Decker Inc.	2,318	369,002
Starbucks Corp.	18,483	1,055,379
State Street Corp.	4,943	524,699
Stericycle Inc.[a]	1,403	87,926
Stryker Corp.	4,392	712,207
SunTrust Banks Inc.	6,649	464,366
Symantec Corp.	9,291	244,260
Synchrony Financial	11,533	419,686
Synopsys Inc.[a]	3,416	289,233
Sysco Corp.	7,320	436,638

Security	Shares	Value
T Rowe Price Group Inc.	3,538	$395,902
T-Mobile U.S. Inc.[a]	4,514	273,594
Take-Two Interactive Software Inc.[a]	1,388	155,276
Tapestry Inc.	4,148	211,175
Targa Resources Corp.	1,755	78,361
Target Corp.	7,198	542,801
TD Ameritrade Holding Corp.	3,965	227,988
TE Connectivity Ltd.	4,819	496,791
TechnipFMC PLC	7,381	212,720
TESARO Inc.[a,b]	313	17,287
Tesla Inc.[a,b]	1,830	627,800
Texas Instruments Inc.	12,200	1,321,870
Textron Inc.	4,453	266,512
Thermo Fisher Scientific Inc.	5,307	1,106,934
Tiffany & Co.	2,013	203,394
Time Warner Inc.	10,126	941,313
TJX Companies Inc. (The)	8,418	696,000
Toll Brothers Inc.	3,782	165,765
Torchmark Corp.	2,207	188,412
Total System Services Inc.	3,050	268,248
Tractor Supply Co.	2,074	134,665
TransDigm Group Inc.	793	228,630
Travelers Companies Inc. (The)	3,088	429,232
Trimble Inc.[a]	4,392	166,589
TripAdvisor Inc.[a]	1,952	78,236
Twenty-First Century Fox Inc. Class A	16,714	615,409
Twenty-First Century Fox Inc. Class B	3,111	113,303
Twitter Inc.[a]	9,394	299,293
Tyson Foods Inc. Class A	4,392	326,677
U.S. Bancorp.	21,533	1,170,534
UDR Inc.	4,819	162,015
Ulta Beauty Inc.[a]	915	186,065
Under Armour Inc. Class Aa,b	2,745	45,512
Under Armour Inc. Class Ca,b	2,757	41,493
Union Pacific Corp.	10,614	1,382,473
United Parcel Service Inc. Class B	8,479	885,292
United Rentals Inc.[a]	1,342	234,971
United Technologies Corp.	10,004	1,347,939
UnitedHealth Group Inc.	12,627	2,855,722
Universal Health Services Inc. Class B	1,342	153,256
Unum Group	3,599	183,405

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

February 28, 2018

Security	Shares	Value
Valero Energy Corp.	6,222	$562,593
Varian Medical Systems Inc.[a]	1,647	196,553
Veeva Systems Inc. Class Aa	1,396	97,301
Ventas Inc.	5,012	242,180
VEREIT Inc.	15,738	107,805
VeriSign Inc.[a,b]	1,952	226,471
Verisk Analytics Inc. Class Aa	2,501	255,577
Verizon Communications Inc.	52,704	2,516,089
Vertex Pharmaceuticals Inc.[a]	3,660	607,670
VF Corp.	4,636	345,707
Viacom Inc. Class B NVS	4,880	162,699
Visa Inc. Class A	24,034	2,954,740
VMware Inc. Class Aa,b	1,159	152,698
Vornado Realty Trust	2,562	170,296
Vulcan Materials Co.	2,135	251,354
Walgreens Boots Alliance Inc.	11,590	798,435
Walmart Inc.	19,581	1,762,486
Walt Disney Co. (The)	19,947	2,057,733
Waste Connections Inc.	4,484	317,378
Waste Management Inc.	5,917	510,755
Waters Corp.[a]	1,403	287,110
WEC Energy Group Inc.	4,943	296,185
Wells Fargo & Co.	61,488	3,591,514
Welltower Inc.	4,941	259,403
Western Digital Corp.	4,103	357,125
Western Union Co. (The)	8,235	163,218
WestRock Co.	3,730	245,285
Weyerhaeuser Co.	10,614	371,808
Whirlpool Corp.	1,159	188,256
Williams Companies Inc. (The)	11,590	321,738
Willis Towers Watson PLC	1,769	279,325
Workday Inc. Class Aa	1,892	239,660
Worldpay Inc. Class Aa	2,972	241,564
WR Berkley Corp.	2,318	158,505
WW Grainger Inc.	785	205,317
Wyndham Worldwide Corp.	1,769	204,815
Wynn Resorts Ltd.	1,220	204,350
Xcel Energy Inc.	7,076	306,249
Xerox Corp.	3,157	95,720
Xilinx Inc.	3,599	256,429
XL Group Ltd.	4,087	172,921
Xylem Inc./NY	4,148	309,358
Yum! Brands Inc.	4,758	387,206
Zillow Group Inc. Class Ca,b	2,520	120,128
Zimmer Biomet Holdings Inc.	2,623	304,924

Security	Shares	Value
Zoetis Inc.	7,015	$567,233

		321,603,497

TOTAL COMMON STOCKS
(Cost: $469,977,248)		538,852,235

PREFERRED STOCKS — 0.19%

GERMANY — 0.19%
Henkel AG & Co. KGaA, Preference Shares	2,379	317,139
Porsche Automobil Holding SE, Preference Shares	2,013	169,701
Volkswagen AG, Preference Shares	2,623	515,446

		1,002,286

TOTAL PREFERRED STOCKS
(Cost: $940,787)		1,002,286

SHORT-TERM INVESTMENTS — 1.32%

MONEY MARKET FUNDS — 1.32%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.58%[e,f,g]	6,181,129	6,181,748
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[e,f]	993,068	993,068

		7,174,816

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,174,362)		7,174,816

TOTAL INVESTMENTS IN SECURITIES — 100.99%
(Cost: $478,092,397)		547,029,337
Other Assets, Less Liabilities — (0.99)%		(5,356,530)

NET ASSETS — 100.00%		$541,672,807

ADR  —  American Depositary Receipts

NVS  —  Non-Voting Shares

SDR  —  Swedish Depositary Receipts

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliate of the Fund.
[f]	Annualized 7-day yield as of period end.
[g]	All or a portion of this security was purchased with cash collateral received from loaned securities.

26	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

February 28, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased		Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	7,849,531	—		(1,668,402)[b]	6,181,129	$6,181,748	$20,873	[c]	$(1,164)	$(1,054)
BlackRock Cash Funds: Treasury, SL Agency Shares	287,312	705,756	[b]	—	993,068	993,068	4,243		—	—
BlackRock Inc.	1,612	130		(156)	1,586	871,396	4,030		34,904	178,477
PNC Financial Services Group Inc. (The)	6,510	505		(854)	6,161	971,343	9,806		49,162	160,963

						$9,017,555	$38,952		$82,902	$338,386

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Futures Contracts (Note 5)

Futures contracts outstanding as of February 28, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts
MSCI EAFE E-Mini	11	Mar 2018	$1,120	$(2,615)
S&P 500 E-Mini	14	Mar 2018	1,900	9,468

				$6,853

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

February 28, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$538,852,235	$—	$—	$538,852,235
Preferred stocks	1,002,286	—	—	1,002,286
Money market funds	7,174,816	—	—	7,174,816

Total	$547,029,337	$—	$—	$547,029,337

Derivative financial instruments[a]
Assets
Futures contracts	$9,468	$—	$—	$9,468
Liabilities
Futures contracts	(2,615)	—	—	(2,615)

Total	$6,853	$—	$—	$6,853

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

28	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES®, INC.

February 28, 2018

	iShares MSCI Frontier 100 ETF	iShares MSCI World ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$582,890,827	$469,668,502
Affiliated (Note 2)	4,656,788	8,423,895

Total cost of investments in securities	$587,547,615	$478,092,397

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$750,496,499	$538,011,782
Affiliated (Note 2)	4,657,009	9,017,555
Foreign currency, at value[b]	2,144,763	896,896
Cash pledged to broker for futures contracts	—	146,000
Cash	9,047,888	—
Receivables:
Investment securities sold	25,762,674	62,635
Due from custodian (Note 4)	1,620,548	12,371
Dividends and interest	514,851	1,109,748
Capital shares sold	9,128,631	—
Tax reclaims	—	223,753

Total Assets	803,372,863	549,480,740

LIABILITIES
Payables:
Investment securities purchased	25,518,094	19,799
Collateral for securities on loan (Note 1)	4,656,528	6,182,868
Capital shares redeemed	—	1,454,426
Futures variation margin	—	34,995
Line of credit (Note 8)	8,251,222	—
Due to custodian	—	8,026
Deferred foreign capital gains taxes (Note 1)	624,479	—
Investment advisory fees (Note 2)	455,354	107,819

Total Liabilities	39,505,677	7,807,933

NET ASSETS	$763,867,186	$541,672,807

Net assets consist of:
Paid-in capital	$727,366,200	$460,390,707
Undistributed (distributions in excess of) net investment income	(1,875,378)	957,100
Undistributed net realized gain (accumulated net realized loss)	(128,592,855)	11,366,826
Net unrealized appreciation	166,969,219	68,958,174

NET ASSETS	$763,867,186	$541,672,807

Shares outstanding[c]	22,050,000	6,100,000

Net asset value per share	$34.64	$88.80

[a]	Securities on loan with values of $4,587,102 and $5,659,454, respectively. See Note 1.
[b]	Cost of foreign currency: $2,146,225 and $892,048, respectively.
[c]	$0.001 par value, number of shares authorized: 500 million and 500 million, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	29

Statements of Operations (Unaudited)

iSHARES®, INC.

Six months ended February 28, 2018

	iShares MSCI Frontier 100 ETF	iShares MSCI World ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$4,909,945	$5,022,505
Dividends — affiliated (Note 2)	38,953	18,079
Interest — unaffiliated	4,163	—
Securities lending income — affiliated — net (Note 2)	10,026	20,873

Total investment income	4,963,087	5,061,457

EXPENSES
Investment advisory fees (Note 2)	2,701,723	654,025
Pakistan income taxes (Note 1)	144,981	—
Proxy fees	64	49
Commitment fees (Note 8)	4,063	—
Interest expense (Note 8)	1,222	—

Total expenses	2,852,053	654,074

Net investment income	2,111,034	4,407,383

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated[b]	(16,044,055)	(376,676)
Investments — affiliated (Note 2)	(358)	4,107
In-kind redemptions — unaffiliated	2,297,261	15,511,907
In-kind redemptions — affiliated (Note 2)	—	78,795
Futures contracts	—	183,962
Foreign currency transactions	(405,145)	21,907

Net realized gain (loss)	(14,152,297)	15,424,002

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	103,469,047 [c]	25,826,228
Investments — affiliated (Note 2)	(442)	338,386
Futures contracts	—	6,853
Translation of assets and liabilities in foreign currencies	(12,890)	1,515

Net change in unrealized appreciation/depreciation	103,455,715	26,172,982

Net realized and unrealized gain	89,303,418	41,596,984

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$91,414,452	$46,004,367

[a]	Net of foreign withholding tax of $259,130 and $158,802, respectively.
[b]	Net of deferred foreign capital gains taxes of $624,479 and $ —, respectively.
[c]	Includes prior period adjustment for foreign capital gain taxes of $2,151,590.

See notes to financial statements.

30	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares MSCI Frontier 100 ETF		iShares MSCI World ETF
	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,111,034	$14,581,528	$4,407,383	$8,910,122
Net realized gain (loss)	(14,152,297)	(15,129,495)	15,424,002	3,197,908
Net change in unrealized appreciation/depreciation	103,455,715	133,152,000	26,172,982	48,995,699

Net increase in net assets resulting from operations	91,414,452	132,604,033	46,004,367	61,103,729

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(8,564,855)	(6,259,265)	(5,118,081)	(8,262,836)

Total distributions to shareholders	(8,564,855)	(6,259,265)	(5,118,081)	(8,262,836)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	70,338,412	117,275,876	44,296,509	196,779,133
Cost of shares redeemed	(16,946,935)	(23,717,030)	(53,279,107)	(28,454,357)

Net increase (decrease) in net assets from capital share transactions	53,391,477	93,558,846	(8,982,598)	168,324,776

INCREASE IN NET ASSETS	136,241,074	219,903,614	31,903,688	221,165,669

NET ASSETS
Beginning of period	627,626,112	407,722,498	509,769,119	288,603,450

End of period	$763,867,186	$627,626,112	$541,672,807	$509,769,119

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(1,875,378)	$4,578,443	$957,100	$1,667,798

SHARES ISSUED AND REDEEMED
Shares sold	2,050,000	4,500,000	500,000	2,600,000
Shares redeemed	(500,000)	(850,000)	(600,000)	(400,000)

Net increase (decrease) in shares outstanding	1,550,000	3,650,000	(100,000)	2,200,000

See notes to financial statements.

FINANCIAL STATEMENTS	31

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Frontier 100 ETF
	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Period from Sep. 12, 2012[a] to Aug. 31, 2013
Net asset value, beginning of period	$30.62	$24.20	$26.20	$37.79	$30.12	$25.25

Income from investment operations:
Net investment income[b]	0.10	0.72	0.76	0.77	1.09	0.67
Net realized and unrealized gain (loss)[c]	4.32	6.00	(2.17)	(8.78)	7.47	4.51

Total from investment operations	4.42	6.72	(1.41)	(8.01)	8.56	5.18

Less distributions from:
Net investment income	(0.40)	(0.30)	(0.59)	(0.76)	(0.89)	(0.28)
Net realized gain	—	—	—	(2.82)	—	—
Return of capital	—	—	—	—	—	(0.03)

Total distributions	(0.40)	(0.30)	(0.59)	(3.58)	(0.89)	(0.31)

Net asset value, end of period	$34.64	$30.62	$24.20	$26.20	$37.79	$30.12

Total return	14.51%[d]	27.91%	(5.45)%	(21.70)%	28.56%	20.54%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$763,867	$627,626	$407,722	$502,993	$799,349	$280,084
Ratio of expenses to average net assets[e]	0.83%	0.80%	0.79%	0.79%	0.79%	0.79%
Ratio of net investment income to average net assets[e]	0.62%	2.65%	3.03%	2.43%	3.07%	2.32%
Portfolio turnover rate[f]	14%[d]	32%	20%	47%	61%	18%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 28, 2018, the years ended August 31, 2017, August 31, 2016, August 31, 2015, August 31, 2014 and the period ended August 31, 2013 were 14%, 31%, 19%, 45%, 42% and 10%, respectively. See Note 4.

See notes to financial statements.

32	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI World ETF
	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013
Net asset value, beginning of period	$82.22	$72.15	$68.95	$73.36	$61.76	$53.45

Income from investment operations:
Net investment income[a]	0.70	1.74	1.62	1.64	1.81	1.40
Net realized and unrealized gain (loss)[b]	6.71	9.90	3.16	(4.49)	11.16	8.03

Total from investment operations	7.41	11.64	4.78	(2.85)	12.97	9.43

Less distributions from:
Net investment income	(0.83)	(1.57)	(1.58)	(1.56)	(1.37)	(1.12)

Total distributions	(0.83)	(1.57)	(1.58)	(1.56)	(1.37)	(1.12)

Net asset value, end of period	$88.80	$82.22	$72.15	$68.95	$73.36	$61.76

Total return	9.02%[c]	16.29%	7.05%	(3.97)%	21.07%	17.84%

Ratios/Supplemental data:
Net assets, end of period (000s)	$541,673	$509,769	$288,603	$206,842	$168,728	$24,704
Ratio of expenses to average net assets[d]	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%
Ratio of net investment income to average net assets[d]	1.62%	2.25%	2.34%	2.25%	2.57%	2.34%
Portfolio turnover rate[e]	2%[c]	3%	5%	5%	5%	5%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	33

Notes to Financial Statements (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to Articles of Incorporation as subsequently amended and restated.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI Frontier 100	Diversified
MSCI World	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction

34	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

NOTES TO FINANCIAL STATEMENTS	35

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 28, 2018 are reflected in tax reclaims receivable. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2018, if any, are disclosed in the Funds’ statements of assets and liabilities.

36	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of February 28, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of February 28, 2018 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

NOTES TO FINANCIAL STATEMENTS	37

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of February 28, 2018:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
MSCI Frontier 100
JPMorgan Securities LLC	$2,169,392	$2,169,392	$—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	2,417,710	2,417,710	—

	$4,587,102	$4,587,102	$—

MSCI World
Barclays Capital Inc.	$94,154	$94,154	$—
BNP Paribas Prime Brokerage Inc.	67,084	67,084	—
BNP Paribas Prime Brokerage International Ltd.	41,767	41,767	—
Citigroup Global Markets Inc.	235,128	235,128	—
Credit Suisse Securities (USA) LLC	136,800	136,800	—
Goldman Sachs & Co.	750,026	750,026	—
Jefferies LLC	12,682	12,682	—
JPMorgan Securities LLC	220,668	220,668	—
Merrill Lynch, Pierce, Fenner & Smith	1,684,336	1,630,859	(53,477)
Mizuho Securities USA Inc.	53,747	53,747	—
Morgan Stanley & Co. LLC	636,274	636,274	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	459,792	459,792	—
Nomura Securities International Inc.	29,185	29,185	—
State Street Bank & Trust Company	954,452	954,452	—
UBS AG	18,375	18,375	—
UBS Securities LLC	57,920	57,920	—
Wells Fargo Securities LLC	207,064	207,064	—

	$5,659,454	$5,605,977	$(53,477)

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in each Fund’s statement of assets and liabilities.
[b]	Additional collateral is delivered to the Funds on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).

38	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
MSCI Frontier 100	0.79%
MSCI World	0.24

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended February 28, 2018, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
MSCI Frontier 100	$2,927
MSCI World	5,724

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 28, 2018, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
MSCI Frontier 100	$—	$2,197,333
MSCI World	1,517,105	1,801,301

NOTES TO FINANCIAL STATEMENTS	39

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain directors and officers of the Company are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2018 were as follows:

iShares ETF	Purchases	Sales
MSCI Frontier 100	$132,497,529	$98,545,236
MSCI World	8,656,318	8,483,010

In-kind transactions (see Note 4) for the six months ended February 28, 2018 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI Frontier 100	$12,874,379	$4,172,174
MSCI World	43,036,220	51,824,681

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

40	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

5.	FUTURES CONTRACTS

Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded.

Pursuant to the contract, the fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract. Such receipts or payments are known as margin variation and are recorded by the fund as unrealized appreciation or depreciation. When the contract is closed, the fund records a realized gain or loss equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held by the iShares MSCI World ETF as of February 28, 2018 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Assets
Futures contracts:
Variation margin / Net assets consist of – net unrealized appreciation[a]	$9,468

[a]	Represents cumulative appreciation of futures contracts as reported in the schedule of investments. Only current day’s variation margin is reported separately within the statement of assets and liabilities.

Liabilities
Futures contracts:
Variation margin / Net assets consist of – net unrealized appreciation[b]	$2,615

[b]	Represents cumulative depreciation of futures contracts as reported in the schedule of investments. Only current day’s variation margin is reported separately within the statement of assets and liabilities.

The following table shows the realized and unrealized gains (losses) on futures contracts held by the iShares MSCI World ETF during the six months ended February 28, 2018 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Futures contracts	$183,962	$6,853

NOTES TO FINANCIAL STATEMENTS	41

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The following table shows the average quarter-end balances of open futures contracts for the iShares MSCI World ETF for the six months ended February 28, 2018:

Average notional value of contracts purchased	$1,750,915

6.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The European financial markets have experienced volatility and adverse trends in recent years due to concerns about economic downturns or rising government debt levels in several European countries. These events have adversely affected the exchange rate of the euro and may continue to significantly affect European countries. The occurrence of terrorist incidents throughout Europe also could impact financial markets. In addition, the

42	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

United Kingdom has voted to withdraw from the European Union. The referendum may introduce significant new uncertainties and instability in the financial markets as the United Kingdom negotiates its exit from the European Union.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of August 31, 2017, the Funds’ fiscal year end, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
MSCI Frontier 100	$88,012,787
MSCI World	2,268,231

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

NOTES TO FINANCIAL STATEMENTS	43

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

As of February 28, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Frontier 100	$614,943,741	$192,248,363	$(52,038,596)	$140,209,767
MSCI World	480,324,222	91,781,835	(25,069,867)	66,711,968

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2018, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

8.	LINE OF CREDIT

The iShares MSCI Frontier 100 ETF, along with certain other iShares funds, is a party to a credit agreement with State Street Bank and Trust Company. Effective October 25, 2017, certain terms of the credit agreement were amended, including (i) increasing the maximum borrowing amount from $250 million to $275 million and (ii) extending the expiration date from October 25, 2017 to October 24, 2018. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings. The credit agreement has the following terms: a commitment fee of 0.20% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is allocated to each fund participating in the credit agreement based on each fund’s pro-rata share of the aggregate average daily value of assets invested in local securities of certain foreign markets.

For the six months ended February 28, 2018, the Fund’s maximum amount borrowed, the average borrowings and the weighted average interest rate under the credit agreement were $8,250,000, $91,160 and 2.67%, respectively.

9.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

44	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES®, INC.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI Frontier 100	$0.365542	$—	$0.035316	$0.400858	91%	—%	9%	100%
MSCI World	0.760195	—	0.065302	0.825497	92	—	8	100

SUPPLEMENTAL INFORMATION	45

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

46	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-811-0218

FEBRUARY 28, 2018

2018 SEMI-ANNUAL REPORT (UNAUDITED)

iShares, Inc.

➢	iShares MSCI Global Agriculture Producers ETF | VEGI | NYSE Arca
➢	iShares MSCI Global Energy Producers ETF | FILL | NYSE Arca
➢	iShares MSCI Global Gold Miners ETF | RING | NASDAQ
➢	iShares MSCI Global Metals & Mining Producers ETF | PICK | Cboe BZX
➢	iShares MSCI Global Silver Miners ETF | SLVP | Cboe BZX

Fund Performance Overview

iSHARES® MSCI GLOBAL AGRICULTURE PRODUCERS ETF

Performance as of February 28, 2018

The iShares MSCI Global Agriculture Producers ETF (the “Fund”) seeks to track the investment results of an index composed of global equities of companies primarily engaged in the business of agriculture, as represented by the MSCI ACWI Select Agriculture Producers Investable Market Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2018, the total return for the Fund was 9.81%, net of fees, while the total return for the Index was 9.69%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	15.23%	15.59%	14.95%	15.23%	15.59%	14.95%
5 Years	3.35%	3.35%	3.39%	17.91%	17.92%	18.14%
Since Inception	4.75%	4.83%	4.82%	32.58%	33.21%	33.16%

The inception date of the Fund was 1/31/12. The first day of secondary market trading was 2/2/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,098.10	$1.92	$1,000.00	$1,023.00	$1.86	0.37%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY SECTOR

As of 2/28/18

Sector/Investment Type	Percentage of Total Investments*

Materials	40.11%
Food, Beverage & Tobacco	33.37
Capital Goods	24.00
Investment Companies	2.52

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 2/28/18

Country	Percentage of Total Investments*

United States	50.93%
Canada	8.60
Japan	7.47
Norway	6.03
Italy	3.58
Malaysia	2.92
Hong Kong	2.83
India	2.52
Germany	1.93
Singapore	1.89

TOTAL	88.70%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI GLOBAL ENERGY PRODUCERS ETF

Performance as of February 28, 2018

The iShares MSCI Global Energy Producers ETF (the “Fund”) seeks to track the investment results of an index composed of global equities of companies primarily engaged in the business of energy exploration and production, as represented by the MSCI ACWI Select Energy Producers Investable Market Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2018, the total return for the Fund was 12.75%, net of fees, while the total return for the Index was 12.38%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	9.64%	9.77%	9.01%	9.64%	9.77%	9.01%
5 Years	(0.37)%	(0.35)%	(0.57)%	(1.83)%	(1.73)%	(2.80)%
Since Inception	(0.33)%	(0.38)%	(0.50)%	(2.01)%	(2.26)%	(2.99)%

The inception date of the Fund was 1/31/12. The first day of secondary market trading was 2/2/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,127.50	$2.06	$1,000.00	$1,022.90	$1.96	0.39%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY SECTOR

As of 2/28/18

Sector	Percentage of Total Investments*

Integrated Oil & Gas	60.89%
Oil & Gas Exploration & Production	27.04
Oil & Gas Refining & Marketing	10.13
Coal & Consumable Fuels	1.94

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 2/28/18

Country	Percentage of Total Investments*

United States	47.01%
United Kingdom	17.35
Canada	7.25
France	5.94
Russia	3.07
China	2.41
India	2.21
Brazil	2.06
Italy	1.91
Australia	1.86

TOTAL	91.07%

*	Excludes money market funds.

6	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI GLOBAL GOLD MINERS ETF

Performance as of February 28, 2018

The iShares MSCI Global Gold Miners ETF (the “Fund”) seeks to track the investment results of an index composed of global equities of companies primarily engaged in the business of gold mining, as represented by the MSCI ACWI Select Gold Miners Investable Market Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2018, the total return for the Fund was -13.65%, net of fees, while the total return for the Index was -13.54%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(8.93)%	(8.52)%	(8.69)%	(8.93)%	(8.52)%	(8.69)%
5 Years	(10.91)%	(10.80)%	(10.76)%	(43.88)%	(43.51)%	(43.42)%
Since Inception	(15.28)%	(15.24)%	(15.13)%	(63.51)%	(63.40)%	(63.13)%

The inception date of the Fund was 1/31/12. The first day of secondary market trading was 2/2/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$863.50	$1.80	$1,000.00	$1,022.90	$1.96	0.39%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY COUNTRY

As of 2/28/18

Country	Percentage of Total Investments*

Canada	49.57%
United States	17.05
Australia	13.05
South Africa	9.47
United Kingdom	6.97
Peru	3.05
Turkey	0.84

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/18

Security	Percentage of Total Investments*

Newmont Mining Corp.	16.18%
Barrick Gold Corp. (Canada)	10.54
Newcrest Mining Ltd. (Australia)	9.71
Goldcorp Inc. (Canada)	8.16
Randgold Resources Ltd. (United Kingdom)	4.37
Agnico Eagle Mines Ltd. (Canada)	4.25
Kinross Gold Corp. (Canada)	3.98
AngloGold Ashanti Ltd. (South Africa)	3.34
Gold Fields Ltd. (South Africa)	3.21
Cia. de Minas Buenaventura SAA ADR (Peru)	3.05

TOTAL	66.79%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® MSCI GLOBAL METALS & MINING PRODUCERS ETF

Performance as of February 28, 2018

The iShares MSCI Global Metals & Mining Producers ETF (the “Fund”) seeks to track the investment results of an index composed of global equities of companies primarily engaged in mining, extraction or production of diversified metals, excluding gold and silver, as represented by the MSCI ACWI Select Metals & Mining Producers ex Gold & Silver Investable Market Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2018, the total return for the Fund was 12.88%, net of fees, while the total return for the Index was 13.26%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	26.76%	27.23%	27.13%	26.76%	27.23%	27.13%
5 Years	0.44%	0.46%	0.57%	2.21%	2.33%	2.86%
Since Inception	(1.83)%	(1.95)%	(1.75)%	(10.60)%	(11.26)%	(10.20)%

The inception date of the Fund was 1/31/12. The first day of secondary market trading was 2/2/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,128.80	$2.06	$1,000.00	$1,022.90	$1.96	0.39%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY SECTOR

As of 2/28/18

Sector	Percentage of Total Investments*

Diversified Metals & Mining	51.35%
Steel	36.00
Copper	7.65
Aluminum	3.70
Precious Metals & Minerals	1.30

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 2/28/18

Country	Percentage of Total Investments*

United Kingdom	26.35%
Australia	17.11
United States	11.76
Japan	7.97
Brazil	6.41
Canada	5.02
South Korea	4.03
Russia	2.86
Netherlands	2.73
Germany	1.93

TOTAL	86.17%

*	Excludes money market funds.

8	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI GLOBAL SILVER MINERS ETF

Performance as of February 28, 2018

The iShares MSCI Global Silver Miners ETF (the “Fund”) seeks to track the investment results of an index composed of global equities of companies primarily engaged in the business of silver mining, as represented by the MSCI ACWI Select Silver Miners Investable Market Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2018, the total return for the Fund was -14.33%, net of fees, while the total return for the Index was -14.29%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(15.95)%	(15.51)%	(15.92)%	(15.95)%	(15.51)%	(15.92)%
5 Years	(10.13)%	(10.08)%	(10.16)%	(41.38)%	(41.20)%	(41.48)%
Since Inception	(12.87)%	(12.79)%	(12.84)%	(56.73)%	(56.47)%	(56.64)%

The inception date of the Fund was 1/31/12. The first day of secondary market trading was 2/2/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$856.70	$1.80	$1,000.00	$1,022.90	$1.96	0.39%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY COUNTRY

As of 2/28/18

Country	Percentage of Total Investments*

Canada	58.05%
United Kingdom	14.49
United States	11.86
Mexico	9.70
Peru	4.69
China	1.21

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/18

Security	Percentage of Total Investments*

Wheaton Precious Metals Corp. (Canada)	22.94%
Fresnillo PLC (United Kingdom)	11.80
Industrias Penoles SAB de CV (Mexico)	9.71
Tahoe Resources Inc. (Canada)	5.29
Cia. de Minas Buenaventura SAA ADR (Peru)	4.69
Pan American Silver Corp. (Canada)	4.46
Coeur Mining Inc.	4.46
Hecla Mining Co.	4.35
SSR Mining Inc. (Canada)	3.59
First Majestic Silver Corp. (Canada)	3.13

TOTAL	74.42%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2017 and held through February 28, 2018, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI GLOBAL AGRICULTURE PRODUCERS ETF

February 28, 2018

Security	Shares	Value
COMMON STOCKS — 95.79%

AUSTRALIA — 1.58%
Australian Agricultural Co. Ltd.[a,b]	34,232	$29,477
Costa Group Holdings Ltd.	23,056	130,795
GrainCorp Ltd. Class A	18,656	115,865
Inghams Group Ltd.	14,542	41,928
Nufarm Ltd./Australia	19,096	123,211
Select Harvests Ltd.	7,150	27,580
Tassal Group Ltd.	14,608	43,257

		512,113
BRAZIL — 0.37%
Sao Martinho SA	13,200	74,558
SLC Agricola SA	4,400	47,023

		121,581
CANADA — 8.57%
Ag Growth International Inc.	1,474	64,397
Clearwater Seafoods Inc.	3,960	15,298
Nutrien Ltd.[a]	54,256	2,669,716
Rogers Sugar Inc.	5,962	28,801

		2,778,212
CHINA — 0.89%
China Agri-Industries Holdings Ltd.	176,200	75,881
China BlueChemical Ltd. Class H	176,000	53,304
China Huishan Dairy Holdings Co. Ltd.[a,c]	295,050	—
China Modern Dairy Holdings Ltd.[a]	110,000	19,680
China Shengmu Organic Milk Ltd.[a,b,d]	286,000	43,127
COFCO Meat Holdings Ltd.[a,b]	176,000	31,263
First Tractor Co. Ltd. Class H	44,000	17,431
Hubei Sanonda Co. Ltd. Class Ba	17,900	18,025
Sinofert Holdings Ltd.[a,b]	220,000	31,206

		289,917
FINLAND — 0.10%
Ponsse OYJ	946	31,787

		31,787
FRANCE — 0.18%
Naturex[a,b]	484	57,496

		57,496
GERMANY — 1.92%
K+S AG Registered[b]	16,302	456,309
KWS Saat SE	154	63,203
Suedzucker AGb	5,698	102,576

		622,088

Security	Shares	Value
HONG KONG — 2.82%
WH Group Ltd.[d]	737,000	$913,562

		913,562
INDONESIA — 1.07%
Charoen Pokphand Indonesia Tbk PT	616,000	154,129
Eagle High Plantations Tbk PTa	1,058,200	17,857
Inti Agri Resources Tbk PTa	2,675,200	43,975
Japfa Comfeed Indonesia Tbk PT	415,800	48,994
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	281,600	28,470
Salim Ivomas Pratama Tbk PT	184,800	7,057
Sawit Sumbermas Sarana Tbk PT	195,800	20,579
Tunas Baru Lampung Tbk PT	279,400	24,590

		345,651
IRELAND — 0.20%
Origin Enterprises PLC	9,416	65,460

		65,460
ISRAEL — 0.93%
Israel Chemicals Ltd.	55,858	239,859
Israel Corp. Ltd. (The)[a]	308	60,721

		300,580
ITALY — 3.57%
CNH Industrial NV	85,118	1,157,009

		1,157,009
JAPAN — 7.43%
Chubu Shiryo Co. Ltd.	2,200	42,039
Hokuto Corp.	2,200	43,586
Iseki & Co. Ltd.	2,200	45,400
Kubota Corp.	88,000	1,605,698
Kumiai Chemical Industry Co. Ltd.	6,600	41,998
Maruha Nichiro Corp.	4,400	130,303
Mitsui Sugar Co. Ltd.	800	32,801
NH Foods Ltd.	14,000	315,543
Nihon Nohyaku Co. Ltd.	4,400	26,720
Nippon Beet Sugar Manufacturing Co. Ltd.	700	15,515
Sakata Seed Corp.[b]	2,200	76,697
YAMABIKO Corp.	2,200	34,473

		2,410,773
MALAYSIA — 2.91%
Felda Global Ventures Holdings Bhd[b]	123,200	61,018
Genting Plantations Bhd[b]	19,800	51,054
IOI Corp. Bhd	182,600	218,635
Kuala Lumpur Kepong Bhd	37,400	239,085

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL AGRICULTURE PRODUCERS ETF

February 28, 2018

Security	Shares	Value
QL Resources Bhd[b]	80,105	$101,026
Sime Darby Plantation Bhd[a]	200,200	273,442

		944,260
MEXICO — 0.20%
Industrias Bachoco SAB de CV Series B	13,200	64,128

		64,128
NETHERLANDS — 0.53%
ForFarmers NV	1,430	15,732
OCI NVa,b	6,556	155,323

		171,055
NORWAY — 6.00%
Austevoll Seafood ASA	7,546	67,930
Bakkafrost P/F	3,520	178,519
Grieg Seafood ASA	4,356	38,523
Leroy Seafood Group ASA	25,674	154,068
Marine Harvest ASA	34,055	663,432
Norway Royal Salmon ASA	1,248	23,893
Salmar ASA	4,290	153,387
Yara International ASA	14,960	667,093

		1,946,845
PAKISTAN — 0.45%
Engro Corp. Ltd./Pakistan	22,000	59,834
Engro Fertilizers Ltd.	31,967	20,005
Fauji Fertilizer Bin Qasim Ltd.	33,000	10,851
Fauji Fertilizer Co. Ltd.	35,100	28,154
Millat Tractors Ltd.	2,200	27,369

		146,213
POLAND — 0.20%
Grupa Azoty SA	3,916	66,395

		66,395
RUSSIA — 0.53%
PhosAgro PJSC GDR	10,076	155,170
Ros Agro PLC GDR	1,782	18,217

		173,387
SINGAPORE — 1.88%
Bumitama Agri Ltd.	41,800	23,067
China XLX Fertiliser Ltd.	44,000	20,017
First Resources Ltd.[b]	48,400	65,126
Golden Agri-Resources Ltd.	598,400	162,848
Indofood Agri Resources Ltd.	13,200	3,293
Japfa Ltd.	37,400	13,288
Wilmar International Ltd.	132,000	322,304

		609,943

Security	Shares	Value
SOUTH AFRICA — 0.58%
Astral Foods Ltd.	3,432	$82,865
Oceana Group Ltd.	3,190	21,891
Tongaat Hulett Ltd.	9,042	82,685

		187,441
SOUTH KOREA — 0.47%
Dongwon Industries Co. Ltd.	132	37,239
Easy Bio Inc.[a]	3,432	23,801
Farmsco	1,364	15,430
Jeil Holdings Co. Ltd.	1,870	28,148
Namhae Chemical Corp.	2,992	33,984
Sajo Industries Co. Ltd.	198	12,872

		151,474
SWEDEN — 0.10%
Scandi Standard AB	4,554	33,473

		33,473
TAIWAN — 0.34%
Charoen Pokphand Enterprise	22,000	50,638
Taiwan Fertilizer Co. Ltd.	44,000	58,701

		109,339
THAILAND — 0.72%
Charoen Pokphand Foods PCL NVDR	236,500	172,534
GFPT PCL NVDR[b]	53,900	22,494
Khon Kaen Sugar Industry PCL NVDR[b]	160,754	19,666
Thaifoods Group PCL NVDR[b]	127,600	20,325

		235,019
TURKEY — 0.09%
Gubre Fabrikalari TAS[a]	13,332	15,866
Turk Traktor ve Ziraat Makineleri AS	682	13,904

		29,770
UNITED KINGDOM — 0.43%
Sirius Minerals PLC[a]	369,072	139,845

		139,845
UNITED STATES — 50.73%
AGCO Corp.	5,324	354,578
AgroFresh Solutions Inc.[a]	2,508	19,412
American Vanguard Corp.[b]	2,640	51,480
Archer-Daniels-Midland Co.	47,124	1,956,588
Bunge Ltd.	11,704	882,833
Cal-Maine Foods Inc.[a]	2,530	107,778
CF Industries Holdings Inc.	19,756	814,737
Darling Ingredients Inc.[a]	13,904	252,914
Deere & Co.	22,880	3,680,706
FMC Corp.	11,308	887,452

12	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL AGRICULTURE PRODUCERS ETF

February 28, 2018

Security	Shares	Value
Fresh Del Monte Produce Inc.	2,662	$124,262
Ingredion Inc.	5,940	776,002
Lindsay Corp.	968	85,610
Monsanto Co.	36,718	4,529,900
Mosaic Co. (The)	28,292	744,645
Sanderson Farms Inc.	1,716	211,325
Scotts Miracle-Gro Co. (The) Class A	3,740	336,002
Titan International Inc.	4,488	57,716
Toro Co. (The)	9,042	574,800

		16,448,740

TOTAL COMMON STOCKS
(Cost: $29,822,470)		31,063,556

INVESTMENT COMPANIES — 2.51%

INDIA — 2.51%
iShares India 50 ETF[b,e]	22,745	813,588

		813,588

TOTAL INVESTMENT COMPANIES
(Cost: $681,043)		813,588

PREFERRED STOCKS — 1.29%

CHILE — 1.29%
Sociedad Quimica y Minera de Chile SA Series B, Preference Shares	8,250	418,181

		418,181

TOTAL PREFERRED STOCKS
(Cost: $242,731)		418,181

Security	Shares	Value
SHORT-TERM INVESTMENTS — 6.26%

MONEY MARKET FUNDS — 6.26%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.58%[e,f,g]	2,012,534	$2,012,735
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[e,f]	16,876	16,876

		2,029,611

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,029,582)		2,029,611

TOTAL INVESTMENTS IN SECURITIES — 105.85%
(Cost: $32,775,826)		34,324,936
Other Assets, Less Liabilities — (5.85)%		(1,898,393)

NET ASSETS — 100.00%		$32,426,543

GDR — Global Depositary Receipts

NVDR — Non-Voting Depositary Receipts

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[d]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[e]	Affiliate of the Fund.
[f]	Annualized 7-day yield as of period end.
[g]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased		Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,885,655	126,879	[b]	—	2,012,534	$2,012,735	$10,838	[c]	$(164)	$(98)
BlackRock Cash Funds: Treasury, SL Agency Shares	37,102	—		(20,226)[b]	16,876	16,876	265		—	—
iShares India 50 ETF	22,680	3,765		(3,700)	22,745	813,588	1,308		9,128	(650)

						$2,843,199	$12,411		$8,964	$(748)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL AGRICULTURE PRODUCERS ETF

February 28, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3		Total
Investments
Assets
Common stocks	$31,063,556	$—	$0	[a]	$31,063,556
Investment companies	813,588	—	—		813,588
Preferred stocks	418,181	—	—		418,181
Money market funds	2,029,611	—	—		2,029,611

Total	$34,324,936	$—	$0	[a]	$34,324,936

[a]	Rounds to less than $1.

See notes to financial statements.

14	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI GLOBAL ENERGY PRODUCERS ETF

February 28, 2018

Security	Shares	Value
COMMON STOCKS — 98.04%

AUSTRALIA — 1.84%
Beach Energy Ltd.	26,560	$27,527
Karoon Gas Australia Ltd.[a,b]	4,192	3,757
Oil Search Ltd.	20,080	118,137
Santos Ltd.[a]	26,272	103,181
Washington H Soul Pattinson & Co. Ltd.	1,568	21,810
Whitehaven Coal Ltd.	7,216	24,573
Woodside Petroleum Ltd.	13,536	307,789

		606,774
AUSTRIA — 0.35%
OMV AG	2,000	114,891

		114,891
BRAZIL — 0.95%
Petroleo Brasileiro SAa	43,200	307,835
QGEP Participacoes SA	1,600	4,605

		312,440
CANADA — 7.20%
Advantage Oil & Gas Ltd.[a,b]	2,768	7,842
ARC Resources Ltd.	5,360	51,787
Athabasca Oil Corp.[a,b]	4,576	3,750
Baytex Energy Corp.[a]	3,074	7,845
Birchcliff Energy Ltd.	2,880	6,923
Bonavista Energy Corp.	3,232	3,355
Bonterra Energy Corp.	448	4,689
Cameco Corp.	5,728	50,604
Canacol Energy Ltd.[a]	1,184	3,909
Canadian Natural Resources Ltd.	15,504	480,965
Cardinal Energy Ltd.[b]	2,560	8,291
Cenovus Energy Inc.	14,720	107,297
Crescent Point Energy Corp.	8,048	57,972
Crew Energy Inc.[a]	2,832	3,404
Encana Corp.	13,680	143,702
Enerplus Corp.	3,360	37,209
Freehold Royalties Ltd.	1,424	13,936
Husky Energy Inc.[a]	5,136	67,900
Imperial Oil Ltd.	4,128	111,951
Kelt Exploration Ltd.[a]	2,023	10,767
MEG Energy Corp.[a,b]	3,072	12,083
NexGen Energy Ltd.[a,b]	4,737	9,945
NuVista Energy Ltd.[a]	2,336	14,566
Obsidian Energy Ltd.[a,b]	6,080	5,599
Painted Pony Energy Ltd.[a,b]	1,552	2,180
Paramount Resources Ltd. Class Aa,b	1,072	14,423

Security	Shares	Value
Parex Resources Inc.[a]	2,048	$28,594
Pengrowth Energy Corp.[a,b]	6,672	4,842
Peyto Exploration & Development Corp.	2,608	20,740
PrairieSky Royalty Ltd.	3,056	67,900
Raging River Exploration Inc.[a]	3,088	14,966
Seven Generations Energy Ltd. Class Aa	3,720	43,548
Spartan Energy Corp.[a]	2,800	11,931
Suncor Energy Inc.	23,296	767,958
Surge Energy Inc.	4,352	6,521
TORC Oil & Gas Ltd.	1,888	9,003
Tourmaline Oil Corp.[a]	3,424	49,890
Ultra Petroleum Corp.[a,b]	2,560	9,446
Vermilion Energy Inc.	1,712	56,477
Whitecap Resources Inc.	6,128	36,107

		2,370,817
CHINA — 2.39%
China Shenhua Energy Co. Ltd. Class H	48,000	136,480
CNOOC Ltd.	256,000	372,944
Inner Mongolia Yitai Coal Co. Ltd. Class B	16,000	22,976
MIE Holdings Corp.[a]	32,000	2,086
PetroChina Co. Ltd. Class H	288,000	203,524
Yanzhou Coal Mining Co. Ltd. Class H	32,000	47,927

		785,937
COLOMBIA — 0.20%
Ecopetrol SA	74,416	65,117

		65,117
FINLAND — 0.40%
Neste OYJ	1,776	130,486

		130,486
FRANCE — 5.90%
Esso SA Francaise[a]	48	2,719
Etablissements Maurel et Prom[a]	1,024	4,390
TOTAL SA	33,760	1,934,009

		1,941,118
GREECE — 0.10%
Hellenic Petroleum SA	739	7,436
Motor Oil Hellas Corinth Refineries SA	1,065	24,991

		32,427
HUNGARY — 0.18%
MOL Hungarian Oil & Gas PLC	5,344	58,452

		58,452

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL ENERGY PRODUCERS ETF

February 28, 2018

Security	Shares	Value
INDIA — 2.20%
Reliance Industries Ltd. GDR[c]	24,800	$722,920

		722,920
INDONESIA — 0.51%
Adaro Energy Tbk PT	214,400	36,647
Bukit Asam Persero Tbk PT	56,000	12,912
Bumi Resources Tbk PTa	387,200	8,900
Delta Dunia Makmur Tbk PTa	72,000	5,813
Harum Energy Tbk PTa	12,800	3,165
Indika Energy Tbk PTa	22,400	7,038
Indo Tambangraya Megah Tbk PT	4,800	10,753
Medco Energi Internasional Tbk PTa	119,466	13,686
Sugih Energy Tbk PTa	618,000	2,248
United Tractors Tbk PT	25,600	66,288

		167,450
ISRAEL — 0.16%
Jerusalem Oil Exploration[a]	128	7,641
Naphtha Israel Petroleum Corp. Ltd.	977	6,506
Oil Refineries Ltd.	29,424	14,041
Paz Oil Co. Ltd.[a]	144	23,540

		51,728
ITALY — 1.89%
Eni SpA	36,496	610,442
Saras SpA	6,176	13,009

		623,451
JAPAN — 1.77%
Cosmo Energy Holdings Co. Ltd.	1,600	56,530
Idemitsu Kosan Co. Ltd.	1,600	61,853
Inpex Corp.	14,400	176,989
Japan Petroleum Exploration Co. Ltd.	100	2,371
JXTG Holdings Inc.	43,200	265,584
Showa Shell Sekiyu KK	1,600	20,887

		584,214
MALAYSIA — 0.02%
Hengyuan Refining Co. Bhd[a]	1,600	5,376

		5,376
NEW ZEALAND — 0.02%
New Zealand Refining Co. Ltd. (The)	4,096	7,100

		7,100
NORWAY — 1.29%
Aker BP ASA	1,552	38,883
DNO ASA[a,b]	9,120	12,488
Statoil ASA	16,112	372,306

		423,677

Security	Shares	Value
PAKISTAN — 0.09%
Oil & Gas Development Co. Ltd.	12,800	$18,899
Pakistan Oilfields Ltd.	1,676	9,469

		28,368
PHILIPPINES — 0.03%
Petron Corp.	60,800	10,729

		10,729
POLAND — 0.45%
Grupa Lotos SA	1,392	22,821
Lubelski Wegiel Bogdanka SA	120	1,842
Polski Koncern Naftowy ORLEN SA	4,368	123,032

		147,695
PORTUGAL — 0.38%
Galp Energia SGPS SA	6,992	126,808

		126,808
RUSSIA — 2.88%
LUKOIL PJSC	4,160	279,058
LUKOIL PJSC ADR	1,760	118,096
Novatek PJSC GDR[d]	1,296	176,904
Rosneft Oil Co. PJSC	9,280	54,479
Rosneft Oil Co. PJSC GDR	7,130	41,710
Surgutneftegas OJSC	54,400	27,747
Surgutneftegas OJSC ADR	4,232	21,160
Tatneft PJSC Class S	21,600	227,904

		947,058
SOUTH AFRICA — 0.12%
Exxaro Resources Ltd.	3,600	40,386

		40,386
SOUTH KOREA — 0.78%
S-Oil Corp.	672	76,639
SK Innovation Co. Ltd.	944	179,141

		255,780
SPAIN — 0.99%
Repsol SA	18,152	325,555

		325,555
SWEDEN — 0.18%
Lundin Petroleum ABa	2,576	60,735

		60,735
THAILAND — 0.67%
Bangchak Corp. PCL NVDR	8,000	10,322
Banpu PCL NVDR	33,600	25,155
Esso Thailand PCL NVDR[a]	17,600	9,980
IRPC PCL NVDR	172,800	44,865

16	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL ENERGY PRODUCERS ETF

February 28, 2018

Security	Shares	Value
PTT Exploration & Production PCL NVDR	20,831	$76,648
Thai Oil PCL NVDR	16,000	52,501

		219,471
TURKEY — 0.16%
Tupras Turkiye Petrol Rafinerileri AS	1,760	54,051

		54,051
UNITED ARAB EMIRATES — 0.03%
Dana Gas PJSC[a]	44,624	9,112

		9,112
UNITED KINGDOM — 17.23%
Amerisur Resources PLC[a,b]	19,808	4,449
BP PLC	277,856	1,819,084
Cairn Energy PLC[a]	8,144	21,006
EnQuest PLC ADR[a,b]	14,368	5,929
Faroe Petroleum PLC[a]	5,664	8,210
Hurricane Energy PLC[a,b]	18,992	8,264
Nostrum Oil & Gas PLC[a]	1,072	4,269
Ophir Energy PLC[a]	12,192	8,836
Premier Oil PLC[a,b]	7,120	7,137
Royal Dutch Shell PLC Class A ADR	63,472	2,012,338
Royal Dutch Shell PLC Class B	53,072	1,697,238
SOCO International PLC	3,488	4,518
Sound Energy PLC[a,b]	8,256	5,130
Stobart Group Ltd.	4,272	14,038
Tullow Oil PLC[a]	20,272	50,780

		5,671,226
UNITED STATES — 46.68%
Anadarko Petroleum Corp.	7,776	443,543
Andeavor	2,112	189,277
Antero Resources Corp.[a,b]	3,232	60,794
Apache Corp.	5,376	183,590
Arch Coal Inc. Class A	272	26,033
Bill Barrett Corp.[a]	1,280	5,798
Bonanza Creek Energy Inc.[a]	224	6,279
Cabot Oil & Gas Corp.	6,464	156,170
California Resources Corp.[a]	480	6,773
Callon Petroleum Co.[a]	2,928	30,949
Carrizo Oil & Gas Inc.[a,b]	1,168	16,410
Centennial Resource Development Inc./DE Class Aa	1,632	31,139
Chesapeake Energy Corp.[a,b]	13,008	36,683
Chevron Corp.	26,672	2,985,130
Cimarex Energy Co.[b]	1,344	129,145

Security	Shares	Value
CNX Resources Corp.[a]	2,576	$41,396
Concho Resources Inc.[a]	2,080	313,664
ConocoPhillips	17,008	923,704
CONSOL Energy Inc.[a]	288	9,127
Continental Resources Inc./OKa,b	1,312	62,333
CVR Energy Inc.	224	6,635
Delek U.S. Holdings Inc.	1,008	34,393
Denbury Resources Inc.[a]	5,824	12,755
Devon Energy Corp.	7,024	215,426
Diamondback Energy Inc.[a]	1,264	157,545
Eclipse Resources Corp.[a,b]	1,008	1,623
Energen Corp.[a]	1,408	77,032
EOG Resources Inc.	8,096	821,096
EQT Corp.	3,616	181,921
Extraction Oil & Gas Inc.[a]	1,424	17,202
Exxon Mobil Corp.	59,728	4,523,799
Gran Tierra Energy Inc.[a,b]	5,168	12,920
Gulfport Energy Corp.[a]	2,192	21,262
Halcon Resources Corp.[a,b]	1,776	10,745
Hess Corp.	4,016	182,407
HollyFrontier Corp.	2,320	99,366
Jagged Peak Energy Inc.[a]	768	9,446
Kosmos Energy Ltd.[a,b]	3,200	17,248
Laredo Petroleum Inc.[a,b]	2,272	19,062
Marathon Oil Corp.	11,936	173,311
Marathon Petroleum Corp.	6,864	439,708
Matador Resources Co.[a]	1,312	37,864
Murphy Oil Corp.	2,432	61,651
Newfield Exploration Co.[a]	2,928	68,310
Noble Energy Inc.	6,544	195,207
Oasis Petroleum Inc.[a]	3,600	28,368
Occidental Petroleum Corp.	10,816	709,530
Par Pacific Holdings Inc.[a]	272	4,629
Parsley Energy Inc. Class Aa	3,152	79,683
PBF Energy Inc. Class A	1,584	46,427
PDC Energy Inc.[a]	816	42,864
Peabody Energy Corp.	1,280	52,109
Pioneer Natural Resources Co.	2,384	405,828
QEP Resources Inc.[a]	3,312	28,549
Range Resources Corp.	3,504	46,568
Resolute Energy Corp.[a,b]	240	7,800
Ring Energy Inc.[a]	768	10,422
RSP Permian Inc.[a,b]	1,696	64,974
Sanchez Energy Corp.[a,b]	705	2,066
SandRidge Energy Inc.[a]	448	6,299

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL ENERGY PRODUCERS ETF

February 28, 2018

Security	Shares	Value
SM Energy Co.	1,344	$24,649
Southwestern Energy Co.[a]	7,088	25,304
SRC Energy Inc.[a]	3,104	27,532
Stone Energy Corp.[a,b]	256	7,747
Tellurian Inc.[a]	800	6,984
Valero Energy Corp.	6,192	559,881
Whiting Petroleum Corp.[a,b]	1,260	34,285
WildHorse Resource Development Corp.[a]	272	4,619
WPX Energy Inc.[a]	5,712	80,711

		15,363,699

TOTAL COMMON STOCKS
(Cost: $33,051,219)		32,265,048

PREFERRED STOCKS — 1.26%

BRAZIL — 1.09%
Petroleo Brasileiro SA, Preference Shares	54,400	359,345

		359,345
RUSSIA — 0.17%
Surgutneftegas OJSC, Preference Shares	105,600	55,335

		55,335

TOTAL PREFERRED STOCKS
(Cost: $216,597)		414,680

Security	Shares	Value
SHORT-TERM INVESTMENTS — 1.68%

MONEY MARKET FUNDS — 1.68%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.58%[e,f,g]	542,041	$542,095
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[e,f]	11,321	11,321

		553,416

TOTAL SHORT-TERM INVESTMENTS
(Cost: $553,385)		553,416

TOTAL INVESTMENTS IN SECURITIES — 100.98%
(Cost: $33,821,201)		33,233,144
Other Assets, Less Liabilities — (0.98)%		(321,486)

NET ASSETS — 100.00%		$32,911,658

ADR — American Depositary Receipts

GDR — Global Depositary Receipts

NVDR — Non-Voting Depositary Receipts

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliate of the Fund.
[f]	Annualized 7-day yield as of period end.
[g]	All or a portion of this security was purchased with cash collateral received from loaned securities.

18	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL ENERGY PRODUCERS ETF

February 28, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased	Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	656,714	—	(114,673)[b]	542,041	$542,095	$4,607	[c]	$(85)	$(63)
BlackRock Cash Funds: Treasury, SL Agency Shares	25,717	—	(14,396)[b]	11,321	11,321	220		—	—

					$553,416	$4,827		$(85)	$(63)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$32,265,048	$—	$—	$32,265,048
Preferred stocks	414,680	—	—	414,680
Money market funds	553,416	—	—	553,416

Total	$33,233,144	$—	$—	$33,233,144

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited)

iSHARES® MSCI GLOBAL GOLD MINERS ETF

February 28, 2018

Security	Shares	Value
COMMON STOCKS — 99.90%

AUSTRALIA — 13.04%
Newcrest Mining Ltd.	1,808,441	$29,946,094
Resolute Mining Ltd.	2,459,541	2,137,006
St. Barbara Ltd.	1,892,838	6,047,476
Westgold Resources Ltd.[a,b]	1,698,678	2,117,912

		40,248,488
CANADA — 49.52%
Agnico Eagle Mines Ltd.	343,074	13,090,013
Alacer Gold Corp.[a]	1,700,811	2,681,265
Alamos Gold Inc. Class A	1,315,338	6,692,944
Barrick Gold Corp.	2,815,971	32,481,407
Centerra Gold Inc.[a]	838,680	4,398,431
China Gold International Resources Corp. Ltd.[a]	1,508,105	3,472,049
Eldorado Gold Corp.	2,581,560	2,780,312
Endeavour Mining Corp.[a,b]	216,096	4,081,261
Goldcorp Inc.	2,007,118	25,156,526
Guyana Goldfields Inc.[a,b]	586,651	2,280,034
IAMGOLD Corp.[a]	1,500,447	7,904,177
Kinross Gold Corp.[a]	3,414,310	12,283,895
Kirkland Lake Gold Ltd.	573,982	9,021,733
New Gold Inc.[a,b]	2,048,818	5,164,617
Premier Gold Mines Ltd.[a]	516,718	1,266,238
SEMAFO Inc.[a]	1,435,799	3,832,234
SSR Mining Inc.[a]	364,304	3,036,459
Tahoe Resources Inc.[b]	898,474	4,403,494
Yamana Gold Inc.	3,015,018	8,776,694

		152,803,783
PERU — 3.05%
Cia. de Minas Buenaventura SAA ADR	604,300	9,396,865

		9,396,865
SOUTH AFRICA — 9.46%
AngloGold Ashanti Ltd.	1,125,235	10,312,648
Gold Fields Ltd.	2,552,407	9,905,815
Harmony Gold Mining Co. Ltd.	1,734,023	3,469,883
Sibanye Gold Ltd.	5,716,559	5,496,808

		29,185,154
TURKEY — 0.84%
Koza Altin Isletmeleri ASa	301,188	2,593,740

		2,593,740

Security	Shares	Value
UNITED KINGDOM — 6.96%
Acacia Mining PLC	353,474	$676,978
Centamin PLC	3,581,313	7,352,427
Randgold Resources Ltd.	167,080	13,462,757

		21,492,162
UNITED STATES — 17.03%
McEwen Mining Inc.	1,379,641	2,690,300
Newmont Mining Corp.	1,305,609	49,874,264

		52,564,564

TOTAL COMMON STOCKS
(Cost: $352,545,403)		308,284,756

SHORT-TERM INVESTMENTS — 2.56%

MONEY MARKET FUNDS — 2.56%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.58%[c,d,e]	7,886,454	7,887,243
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[c,d]	15,107	15,107

		7,902,350

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,902,071)		7,902,350

TOTAL INVESTMENTS IN SECURITIES — 102.46%
(Cost: $360,447,474)		316,187,106
Other Assets, Less Liabilities — (2.46)%		(7,582,915)

NET ASSETS — 100.00%		$308,604,191

ADR — American Depositary Receipts

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

20	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL GOLD MINERS ETF

February 28, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased		Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	5,122,703	2,763,751	[b]	—	7,886,454	$7,887,243	$25,411	[c]	$(1,330)	$(558)
BlackRock Cash Funds: Treasury, SL Agency Shares	27,472	—		(12,365)[b]	15,107	15,107	765		—	—

						$7,902,350	$26,176		$(1,330)	$(558)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$308,284,756	$—	$—	$308,284,756
Money market funds	7,902,350	—	—	7,902,350

Total	$316,187,106	$—	$—	$316,187,106

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited)

iSHARES® MSCI GLOBAL METALS & MINING PRODUCERS ETF

February 28, 2018

Security	Shares	Value
COMMON STOCKS — 98.54%

AUSTRALIA — 17.08%
A.C.N. 004 410 833 Ltd.[a,b,c]	727,228	$6
Alumina Ltd.	1,690,752	2,938,067
Ausdrill Ltd.	221,835	454,635
BHP Billiton Ltd.	2,148,253	51,057,806
BlueScope Steel Ltd.	376,320	4,788,730
Fortescue Metals Group Ltd.	947,520	3,721,310
Galaxy Resources Ltd.[a,b]	262,937	717,128
Iluka Resources Ltd.	295,008	2,388,505
Independence Group NLa	354,816	1,401,806
Jacana Minerals Ltd.[b,c]	6,808	—
Mineral Resources Ltd.	105,504	1,562,888
Orocobre Ltd.[a,b]	137,912	702,841
OZ Minerals Ltd.	207,648	1,559,846
Pilbara Minerals Ltd.[a,b]	963,422	690,687
Rio Tinto Ltd.	276,083	17,460,577
Sandfire Resources NL	117,264	700,869
Sims Metal Management Ltd.	109,872	1,494,030
South32 Ltd.	3,517,408	9,099,923
Syrah Resources Ltd.[a,b]	188,671	502,815
Western Areas Ltd.	198,240	500,510

		101,742,979
AUSTRIA — 0.73%
Voestalpine AG	75,264	4,369,479

		4,369,479
BELGIUM — 0.28%
Bekaert SA	24,528	1,221,154
Nyrstar NVa,b	60,480	432,998

		1,654,152
BRAZIL — 5.16%
Cia. Siderurgica Nacional SAb	403,200	1,259,709
Vale SA	2,124,162	29,455,482

		30,715,191
CANADA — 5.01%
Altius Minerals Corp.	30,912	335,090
Arizona Mining Inc.[b]	106,848	338,552
First Quantum Minerals Ltd.	460,656	7,517,319
HudBay Minerals Inc.	175,728	1,353,600
Ivanhoe Mines Ltd. Class Ab	436,128	1,099,382
Labrador Iron Ore Royalty Corp.	36,960	726,018
Lithium Americas Corp.[a,b]	41,689	262,559
Lucara Diamond Corp.	223,776	398,181
Lundin Mining Corp.	444,192	2,894,606

Security	Shares	Value
Major Drilling Group International Inc.[b]	63,168	$319,944
Nemaska Lithium Inc.[a,b]	221,835	254,495
Nevsun Resources Ltd.	204,809	447,548
Northern Dynasty Minerals Ltd.[a,b]	197,643	206,690
Stornoway Diamond Corp.[b]	294,446	137,876
Taseko Mines Ltd.[a,b]	147,890	182,359
Teck Resources Ltd. Class B	381,360	10,922,786
Trevali Mining Corp.[b]	443,670	522,841
Turquoise Hill Resources Ltd.[b]	640,080	1,948,189

		29,868,035
CHILE — 0.12%
CAP SA	51,118	729,364

		729,364
CHINA — 1.35%
Aluminum Corp. of China Ltd. Class Hb	2,688,000	1,631,631
Chiho Environmental Group Ltd.[a,b]	672,000	352,089
China Metal Recycling Holdings Ltd.[b,c]	132,000	—
China Molybdenum Co. Ltd. Class H	3,069,000	2,510,012
Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	255,596	290,613
Jiangxi Copper Co. Ltd. Class H	672,000	1,063,136
MMG Ltd.[b]	1,350,000	947,120
North Mining Shares Co. Ltd.[a,b]	10,080,000	198,372
Shougang Concord International Enterprises Co. Ltd.[a,b]	9,568,000	294,671
Shougang Fushan Resources Group Ltd.	2,016,000	636,336
Xinjiang Xinxin Mining Industry Co. Ltd. Class Hb	672,000	110,779

		8,034,759
EGYPT — 0.02%
Ezz Steel[b]	84,348	112,241

		112,241
FINLAND — 0.29%
Outokumpu OYJ	211,680	1,719,450

		1,719,450
FRANCE — 0.47%
APERAM SA	32,665	1,705,944
Eramet[b]	6,720	1,060,569

		2,766,513

22	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL METALS & MINING PRODUCERS ETF

February 28, 2018

Security	Shares	Value
GERMANY — 1.92%
Aurubis AG	24,528	$2,069,560
Salzgitter AG	25,200	1,451,009
thyssenkrupp AG	291,312	7,930,270

		11,450,839
INDIA — 1.04%
Tata Steel Ltd. GDR[a]	606,632	6,217,978

		6,217,978
INDONESIA — 0.14%
Aneka Tambang Persero Tbk PTb	6,283,238	436,447
Krakatau Steel Persero Tbk PTb	2,587,353	95,978
Pelat Timah Nusantara Tbk PTb	307,000	80,610
Timah Tbk PT	2,593,267	219,744

		832,779
JAPAN — 7.95%
Asahi Holdings Inc.	33,600	635,127
Daido Steel Co. Ltd.	9,800	534,520
Dowa Holdings Co. Ltd.	34,100	1,270,301
Hitachi Metals Ltd.	168,000	2,166,421
JFE Holdings Inc.	372,900	8,693,021
Kobe Steel Ltd.[b]	201,600	2,248,292
Kyoei Steel Ltd.[a]	33,600	540,031
Maruichi Steel Tube Ltd.	44,100	1,392,784
Mitsubishi Materials Corp.	68,700	2,169,711
Mitsui Mining & Smelting Co. Ltd.	33,600	1,697,240
Nakayama Steel Works Ltd.	33,600	224,514
Neturen Co. Ltd.	33,600	339,448
Nippon Denko Co. Ltd.	100,800	360,860
Nippon Light Metal Holdings Co. Ltd.	490,400	1,337,392
Nippon Steel & Sumitomo Metal Corp.	490,940	11,762,224
Nisshin Steel Co. Ltd.	67,200	901,206
OSAKA Titanium Technologies Co. Ltd.	1,800	44,551
Sumitomo Metal Mining Co. Ltd.	168,000	7,922,553
Toho Titanium Co. Ltd.	33,600	456,901
Tokyo Steel Manufacturing Co. Ltd.	20,500	166,951
Toyo Kohan Co. Ltd.	67,200	449,029
UACJ Corp.	4,338	106,351
Yamato Kogyo Co. Ltd.	33,600	988,745
Yodogawa Steel Works Ltd.	33,600	961,979

		47,370,152

Security	Shares	Value
MALAYSIA — 0.23%
Press Metal Aluminium Holdings Bhd	920,700	$1,363,304

		1,363,304
MEXICO — 1.61%
Grupo Mexico SAB de CV Series B	2,587,200	8,824,207
Industrias CH SAB de CV Series Ba,b	100,800	439,915
Minera Frisco SAB de CV Series A1[b]	504,000	306,936

		9,571,058
NETHERLANDS — 2.72%
AMG Advanced Metallurgical Group NVa	18,816	943,202
ArcelorMittal[b]	443,520	15,281,538

		16,224,740
NORWAY — 1.05%
Norsk Hydro ASA	921,312	6,265,823

		6,265,823
PAKISTAN — 0.01%
International Steels Ltd.	67,200	73,136

		73,136
PERU — 0.57%
Southern Copper Corp.	64,512	3,401,718

		3,401,718
PHILIPPINES — 0.02%
Nickel Asia Corp.	949,800	114,348

		114,348
POLAND — 0.69%
Boryszew SAb	86,016	247,750
Jastrzebska Spolka Weglowa SAb	35,054	943,162
KGHM Polska Miedz SA	96,096	2,944,504

		4,135,416
RUSSIA — 2.85%
Alrosa PJSC	1,814,400	2,781,344
Magnitogorsk Iron & Steel Works PJSC	1,261,700	1,068,571
Mechel PJSC ADR[b]	49,056	241,846
MMC Norilsk Nickel PJSC	43,398	8,602,128
Novolipetsk Steel PJSC	772,800	2,005,526
Raspadskaya OAO[b]	77,280	153,606
Severstal PJSC	131,040	2,137,699

		16,990,720

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL METALS & MINING PRODUCERS ETF

February 28, 2018

Security	Shares	Value
SOUTH AFRICA — 1.02%
African Rainbow Minerals Ltd.	75,264	$778,034
Anglo American Platinum Ltd.[b]	37,296	1,155,777
ArcelorMittal South Africa Ltd.[b]	66,864	16,994
Assore Ltd.	24,864	774,710
Impala Platinum Holdings Ltd.[b]	448,570	1,143,870
Kumba Iron Ore Ltd.	38,976	1,157,021
Northam Platinum Ltd.[b]	243,113	878,224
Royal Bafokeng Platinum Ltd.[b]	55,776	151,209

		6,055,839
SOUTH KOREA — 4.02%
Dongkuk Steel Mill Co. Ltd.	40,390	400,953
Hyundai Steel Co.	53,760	2,660,944
Jenax Inc.[b]	10,416	316,933
KISWIRE Ltd.	4,555	134,812
Korea Zinc Co. Ltd.[b]	6,048	2,859,522
Poongsan Corp.	15,792	627,801
Poongsan Holdings Corp.	4,704	226,751
POSCO	49,256	16,442,925
Seah Besteel Corp.	5,200	136,855
SeAH Steel Corp.	2,043	164,323

		23,971,819
SPAIN — 0.32%
Acerinox SAa	109,314	1,623,230
Tubacex SAa,b	68,544	282,567

		1,905,797
SWEDEN — 1.62%
Boliden AB	191,856	6,828,596
Granges AB	57,456	625,841
SSAB AB Class Aa,b	133,056	798,288
SSAB AB Class Bb	285,785	1,412,455

		9,665,180
SWITZERLAND — 0.01%
Schmolz + Bickenbach AG Registered[b]	111,216	85,202

		85,202
TAIWAN — 1.62%
China Metal Products	336,011	334,337
China Steel Corp.	8,400,612	6,934,451
Feng Hsin Steel Co. Ltd.	336,000	707,780
Gloria Material Technology Corp.	672,000	464,948
TA Chen Stainless Pipe	396,353	342,111
Ton Yi Industrial Corp.	70,000	32,368
Tung Ho Steel Enterprise Corp.	672,000	582,336

Security	Shares	Value
Yieh Phui Enterprise Co. Ltd.	696,706	$275,623

		9,673,954
TURKEY — 0.59%
Borusan Mannesmann Boru Sanayi ve Ticaret ASa	38,640	137,549
Eregli Demir ve Celik Fabrikalari TAS	944,160	2,817,759
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class Db	587,328	530,785

		3,486,093
UNITED KINGDOM — 26.30%
Anglo American PLC	896,784	22,001,708
Antofagasta PLC	263,760	3,161,771
BHP Billiton PLC	1,413,216	28,900,354
Central Asia Metals PLC	91,728	408,232
Evraz PLC	221,760	1,305,013
Ferrexpo PLC	199,920	861,363
Glencore PLC	8,195,712	43,628,451
Hill & Smith Holdings PLC	51,744	866,240
KAZ Minerals PLC[b]	171,360	2,024,394
Lonmin PLC[a,b]	173,588	152,835
Petra Diamonds Ltd.[a,b]	378,471	320,969
Rio Tinto PLC	814,376	44,053,199
Vedanta Ltd. ADR	416,584	8,406,665
Vedanta Resources PLC	57,792	585,271

		156,676,465
UNITED STATES — 11.73%
AK Steel Holding Corp.[a,b]	213,360	1,100,938
Alcoa Corp.[a,b]	126,356	5,682,229
Allegheny Technologies Inc.[b]	80,640	2,089,382
Carpenter Technology Corp.	30,912	1,574,657
Century Aluminum Co.[b]	36,960	704,088
Cleveland-Cliffs Inc.[a,b]	188,832	1,327,489
Commercial Metals Co.	77,616	1,886,069
Compass Minerals International Inc.	24,864	1,499,299
Freeport-McMoRan Inc.[b]	920,640	17,123,904
Haynes International Inc.	7,728	321,485
Kaiser Aluminum Corp.	13,104	1,315,249
Materion Corp.	17,136	863,654
Nucor Corp.	214,368	14,019,667
Reliance Steel & Aluminum Co.	48,720	4,393,082
Ryerson Holding Corp.[b]	10,752	108,595
Schnitzer Steel Industries Inc. Class A	17,472	594,048

24	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL METALS & MINING PRODUCERS ETF

February 28, 2018

Security	Shares	Value
Steel Dynamics Inc.	161,280	$7,459,200
SunCoke Energy Inc.[b]	40,320	430,618
TimkenSteel Corp.[b]	24,864	406,775
U.S. Steel Corp.	117,600	5,116,776
Warrior Met Coal Inc.	14,228	444,056
Worthington Industries Inc.	32,256	1,427,006

		69,888,266

TOTAL COMMON STOCKS
(Cost: $506,463,452)		587,132,789

PREFERRED STOCKS — 1.24%

BRAZIL — 1.24%
Bradespar SA, Preference Shares	168,000	1,767,006
Gerdau SA, Preference Shares	672,000	3,437,827
Metalurgica Gerdau SA, Preference Shares	436,800	1,059,479
Usinas Siderurgicas de Minas Gerais SA Class A, Preference Shares	302,400	1,146,770

		7,411,082

TOTAL PREFERRED STOCKS
(Cost: $3,920,310)		7,411,082

Security	Shares	Value
SHORT-TERM INVESTMENTS — 1.84%

MONEY MARKET FUNDS — 1.84%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.58%[d,e,f]	10,346,136	$10,347,170
BlackRock Cash Funds: Treasury, SL Agency Shares
1.34%[d,e]	580,563	580,563

		10,927,733

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,927,313)		10,927,733

TOTAL INVESTMENTS IN SECURITIES — 101.62%
(Cost: $521,311,075)		605,471,604
Other Assets, Less Liabilities — (1.62)%		(9,635,081)

NET ASSETS — 100.00%		$595,836,523

ADR — American Depositary Receipts

GDR — Global Depositary Receipts

[a]	All or a portion of this security is on loan.
[b]	Non-income producing security.
[c]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[d]	Affiliate of the Fund.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased	Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	10,837,677	—	(491,541)[b]	10,346,136	$10,347,170	$117,835	[c]	$(1,949)	$(840)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,803,747	—	(1,223,184)[b]	580,563	580,563	2,758		—	—

					$10,927,733	$120,593		$(1,949)	$(840)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL METALS & MINING PRODUCERS ETF

February 28, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$587,132,783	$—	$6	$587,132,789
Preferred stocks	7,411,082	—	—	7,411,082
Money market funds	10,927,733	—	—	10,927,733

Total	$605,471,598	$—	$6	$605,471,604

See notes to financial statements.

26	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI GLOBAL SILVER MINERS ETF

February 28, 2018

Security	Shares	Value
COMMON STOCKS — 99.99%

CANADA — 58.04%
Alexco Resource Corp.[a,b]	385,677	$505,668
Americas Silver Corp.[a,b]	162,179	583,483
Dalradian Resources Inc.[a]	763,231	649,254
Dundee Precious Metals Inc.[a]	400,365	956,114
Endeavour Silver Corp.[a,b]	344,533	760,938
Excellon Resources Inc.[a]	344,002	472,504
First Majestic Silver Corp.[a,b]	335,583	1,780,906
Fortuna Silver Mines Inc.[a]	350,022	1,584,366
GoGold Resources Inc.[a,b]	960,737	281,169
Great Panther Silver Ltd.[a,b]	511,980	595,349
Klondex Mines Ltd.[a,b]	470,175	653,148
Levon Resources Ltd.[a]	1,210,062	283,310
MAG Silver Corp.[a,b]	153,565	1,608,337
Mandalay Resources Corp.	1,818,848	347,772
Minco Silver Corp.[a,b]	536,255	284,585
Pan American Silver Corp.	167,441	2,537,718
Silvercorp Metals Inc.[b]	405,031	1,027,316
SSR Mining Inc.[a]	244,598	2,038,714
Tahoe Resources Inc.[b]	613,836	3,008,460
Wheaton Precious Metals Corp.	682,494	13,044,272

		33,003,383
CHINA — 1.21%
China Silver Group Ltd.	2,966,000	686,039
CSMall Group Ltd.[a]	48,600	—

		686,039
MEXICO — 9.70%
Industrias Penoles SAB de CV	252,727	5,518,014

		5,518,014
PERU — 4.69%
Cia. de Minas Buenaventura SAA ADR	171,321	2,664,042

		2,664,042
UNITED KINGDOM — 14.49%
Fresnillo PLC	399,271	6,708,907
Hochschild Mining PLC	543,330	1,530,943

		8,239,850
UNITED STATES — 11.86%
Coeur Mining Inc.[a]	331,052	2,532,548
Golden Minerals Co.[a]	682,522	255,946
Hecla Mining Co.	676,243	2,475,049
McEwen Mining Inc.	616,388	1,201,957

Security	Shares	Value
Solitario Zinc Corp.[a]	523,482	$277,445

		6,742,945

TOTAL COMMON STOCKS (Cost: $64,671,661)		56,854,273

SHORT-TERM INVESTMENTS — 11.78%

MONEY MARKET FUNDS — 11.78%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.58%[c,d,e]	6,677,415	6,678,082
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[c,d]	20,150	20,150

		6,698,232

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,697,829)		6,698,232

TOTAL INVESTMENTS IN SECURITIES — 111.77%
(Cost: $71,369,490)		63,552,505
Other Assets, Less Liabilities — (11.77)%		(6,690,013)

NET ASSETS — 100.00%		$56,862,492

ADR — American Depositary Receipts

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL SILVER MINERS ETF

February 28, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased	Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	7,553,574	—	(876,159)[b]	6,677,415	$6,678,082	$70,636	[c]	$317	$(1,314)
BlackRock Cash Funds: Treasury, SL Agency Shares	37,449	—	(17,299)[b]	20,150	20,150	182		—	—

					$6,698,232	$70,818		$317	$(1,314)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$56,854,273	$—	$—	$56,854,273
Money market funds	6,698,232	—	—	6,698,232

Total	$63,552,505	$—	$—	$63,552,505

See notes to financial statements.

28	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES®, INC.

February 28, 2018

	iShares MSCI Global Agriculture Producers ETF	iShares MSCI Global Energy Producers ETF	iShares MSCI Global Gold Miners ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$30,065,201	$33,267,816	$352,545,403
Affiliated (Note 2)	2,710,625	553,385	7,902,071

Total cost of investments in securities	$32,775,826	$33,821,201	$360,447,474

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$31,481,737	$32,679,728	$308,284,756
Affiliated (Note 2)	2,843,199	553,416	7,902,350
Foreign currency, at value[b]	24,289	43,960	220,810
Cash	153	—	—
Receivables:
Investment securities sold	64,509	80,890	3,322,563
Due from custodian (Note 4)	10,089	—	—
Dividends and interest	53,477	197,471	105,641
Tax reclaims	44,751	1,335	—

Total Assets	34,522,204	33,556,800	319,836,120

LIABILITIES
Payables:
Investment securities purchased	73,963	92,959	3,241,169
Collateral for securities on loan (Note 1)	2,012,916	542,167	7,891,503
Investment advisory fees (Note 2)	8,782	10,016	99,257

Total Liabilities	2,095,661	645,142	11,231,929

NET ASSETS	$32,426,543	$32,911,658	$308,604,191

Net assets consist of:
Paid-in capital	$32,826,476	$35,148,387	$393,692,463
Undistributed (distributions in excess of) net investment income	26,832	146,876	(21,857)
Accumulated net realized loss	(1,977,383)	(1,796,330)	(40,811,801)
Net unrealized appreciation (depreciation)	1,550,618	(587,275)	(44,254,614)

NET ASSETS	$32,426,543	$32,911,658	$308,604,191

Shares outstanding[c]	1,100,000	1,600,000	17,950,000

Net asset value per share	$29.48	$20.57	$17.19

[a]	Securities on loan with values of $1,925,825, $502,486 and $7,625,098, respectively. See Note 1.
[b]	Cost of foreign currency: $24,224, $43,252 and $214,735, respectively.
[c]	$0.001 par value, number of shares authorized: 500 million, 500 million and 500 million, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	29

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 28, 2018

	iShares MSCI Global Metals & Mining Producers ETF	iShares MSCI Global Silver Miners ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$510,383,762	$64,671,661
Affiliated (Note 2)	10,927,313	6,697,829

Total cost of investments in securities	$521,311,075	$71,369,490

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$594,543,871	$56,854,273
Affiliated (Note 2)	10,927,733	6,698,232
Foreign currency, at value[b]	489,267	14,206
Receivables:
Investment securities sold	1,287,024	995,292
Due from custodian (Note 4)	2,855	—
Dividends and interest	669,047	7,971
Capital shares sold	2,658,727	—
Tax reclaims	23,669	—

Total Assets	610,602,193	64,569,974

LIABILITIES
Payables:
Investment securities purchased	4,251,252	1,013,479
Collateral for securities on loan (Note 1)	10,347,100	6,677,133
Investment advisory fees (Note 2)	167,318	16,870

Total Liabilities	14,765,670	7,707,482

NET ASSETS	$595,836,523	$56,862,492

Net assets consist of:
Paid-in capital	$536,310,033	$76,626,934
Distributions in excess of net investment income	(1,429,136)	(730,325)
Accumulated net realized loss	(23,209,933)	(11,217,348)
Net unrealized appreciation (depreciation)	84,165,559	(7,816,769)

NET ASSETS	$595,836,523	$56,862,492

Shares outstanding[c]	16,800,000	5,800,000

Net asset value per share	$35.47	$9.80

[a]	Securities on loan with values of $9,496,543 and $6,377,902, respectively. See Note 1.
[b]	Cost of foreign currency: $489,105 and $13,966, respectively.
[c]	$0.001 par value, number of shares authorized: 500 million and 500 million, respectively.

See notes to financial statements.

30	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES®, INC.

Six months ended February 28, 2018

	iShares MSCI Global Agriculture Producers ETF	iShares MSCI Global Energy Producers ETF	iShares MSCI Global Gold Miners ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$272,179	$549,644	$967,826
Dividends — affiliated (Note 2)	1,573	220	765
Securities lending income — affiliated — net (Note 2)	10,838	4,607	25,411

Total investment income	284,590	554,471	994,002

EXPENSES
Investment advisory fees (Note 2)	59,213	66,413	690,549
Proxy fees	3	4	24
Commitment fees (Note 7)	55	55	—

Total expenses	59,271	66,472	690,573
Less investment advisory fees waived (Note 2)	(3,705)	—	—

Net expenses	55,566	66,472	690,573

Net investment income	229,024	487,999	303,429

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(227,381)	(194,506)	(1,684,232)
Investments — affiliated (Note 2)	(2,472)	(85)	(1,330)
In-kind redemptions — unaffiliated	305,210	360,274	4,268,606
In-kind redemptions — affiliated (Note 2)	11,436	—	—
Foreign currency transactions	1,757	4,837	(20,746)

Net realized gain	88,550	170,520	2,562,298

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	2,460,135	3,340,424	(55,372,301)
Investments — affiliated (Note 2)	(748)	(63)	(558)
Translation of assets and liabilities in foreign currencies	516	(1,130)	2,824

Net change in unrealized appreciation/depreciation	2,459,903	3,339,231	(55,370,035)

Net realized and unrealized gain (loss)	2,548,453	3,509,751	(52,807,737)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,777,477	$3,997,750	$(52,504,308)

[a]	Net of foreign withholding tax of $13,809, $25,593 and $86,308, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	31

Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended February 28, 2018

	iShares MSCI Global Metals & Mining Producers ETF	iShares MSCI Global Silver Miners ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$3,289,038	$136,540
Dividends — affiliated (Note 2)	2,758	182
Securities lending income — affiliated — net (Note 2)	117,835	70,636

Total investment income	3,409,631	207,358

EXPENSES
Investment advisory fees (Note 2)	800,457	113,493
Proxy fees	31	7
Commitment fees (Note 7)	542	—

Total expenses	801,030	113,500

Net investment income	2,608,601	93,858

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(3,792,991)	(1,151,721)
Investments — affiliated (Note 2)	(1,949)	317
In-kind redemptions — unaffiliated	8,486,383	687,820
Foreign currency transactions	23,122	819

Net realized gain (loss)	4,714,565	(462,765)

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	41,027,359	(8,921,196)
Investments — affiliated (Note 2)	(840)	(1,314)
Translation of assets and liabilities in foreign currencies	4,989	604

Net change in unrealized appreciation/depreciation	41,031,508	(8,921,906)

Net realized and unrealized gain (loss)	45,746,073	(9,384,671)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$48,354,674	$(9,290,813)

[a]	Net of foreign withholding tax of $178,378 and $10,720, respectively.

See notes to financial statements.

32	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares MSCI Global Agriculture Producers ETF		iShares MSCI Global Energy Producers ETF
	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$229,024	$505,154	$487,999	$1,111,642
Net realized gain	88,550	935,619	170,520	489,918
Net change in unrealized appreciation/depreciation	2,459,903	2,278,925	3,339,231	(734,277)

Net increase in net assets resulting from operations	2,777,477	3,719,698	3,997,750	867,283

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(263,265)	(561,907)	(592,662)	(1,091,944)

Total distributions to shareholders	(263,265)	(561,907)	(592,662)	(1,091,944)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,908,832	4,945,056	81	513
Cost of shares redeemed	(1,430,828)	(7,619,400)	(2,061,598)	(5,647,790)

Net increase (decrease) in net assets from capital share transactions	1,478,004	(2,674,344)	(2,061,517)	(5,647,277)

INCREASE (DECREASE) IN NET ASSETS	3,992,216	483,447	1,343,571	(5,871,938)

NET ASSETS
Beginning of period	28,434,327	27,950,880	31,568,087	37,440,025

End of period	$32,426,543	$28,434,327	$32,911,658	$31,568,087

Undistributed net investment income included in net assets at end of period	$26,832	$61,073	$146,876	$251,539

SHARES ISSUED AND REDEEMED
Shares sold	100,000	200,000	—	—
Shares redeemed	(50,000)	(300,000)	(100,000)	(300,000)

Net increase (decrease) in shares outstanding	50,000	(100,000)	(100,000)	(300,000)

See notes to financial statements.

FINANCIAL STATEMENTS	33

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Global Gold Miners ETF		iShares MSCI Global Metals & Mining Producers ETF
	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017[a]	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017[a]

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$303,429	$963,974	$2,608,601	$6,226,345
Net realized gain (loss)	2,562,298	(12,294,792)	4,714,565	27,468,057
Net change in unrealized appreciation/depreciation	(55,370,035)	(1,688,397)	41,031,508	62,029,722

Net increase (decrease) in net assets resulting from operations	(52,504,308)	(13,019,215)	48,354,674	95,724,124

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(887,692)	(2,501,502)	(5,611,608)	(5,470,440)

Total distributions to shareholders	(887,692)	(2,501,502)	(5,611,608)	(5,470,440)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	18,734,771	302,448,527	237,130,357	181,847,994
Cost of shares redeemed	(47,985,249)	(161,789,520)	(31,296,057)	(148,024,373)

Net increase (decrease) in net assets from capital share transactions	(29,250,478)	140,659,007	205,834,300	33,823,621

INCREASE (DECREASE) IN NET ASSETS	(82,642,478)	125,138,290	248,577,366	124,077,305

NET ASSETS
Beginning of period	391,246,669	266,108,379	347,259,157	223,181,852

End of period	$308,604,191	$391,246,669	$595,836,523	$347,259,157

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(21,857)	$562,406	$(1,429,136)	$1,573,871

SHARES ISSUED AND REDEEMED
Shares sold	1,000,000	16,300,000	6,900,000	7,300,000
Shares redeemed	(2,650,000)	(9,250,000)	(1,000,000)	(6,700,000)

Net increase (decrease) in shares outstanding	(1,650,000)	7,050,000	5,900,000	600,000

[a]	Share transactions reflect a one-for-two reverse stock split effective after the close of trading on November 4, 2016.

See notes to financial statements.

34	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Global Silver Miners ETF
	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$93,858	$537,789
Net realized gain (loss)	(462,765)	583,646
Net change in unrealized appreciation/depreciation	(8,921,906)	(13,353,209)

Net decrease in net assets resulting from operations	(9,290,813)	(12,231,774)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(153,976)	(1,593,868)

Total distributions to shareholders	(153,976)	(1,593,868)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	4,163,046	3,458,260
Cost of shares redeemed	(2,113,815)	(12,452,605)

Net increase (decrease) in net assets from capital share transactions	2,049,231	(8,994,345)

DECREASE IN NET ASSETS	(7,395,558)	(22,819,987)

NET ASSETS
Beginning of period	64,258,050	87,078,037

End of period	$56,862,492	$64,258,050

Distributions in excess of net investment income included in net assets at end of period	$(730,325)	$(670,207)

SHARES ISSUED AND REDEEMED
Shares sold	400,000	300,000
Shares redeemed	(200,000)	(1,100,000)

Net increase (decrease) in shares outstanding	200,000	(800,000)

See notes to financial statements.

FINANCIAL STATEMENTS	35

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Global Agriculture Producers ETF
	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013
Net asset value, beginning of period	$27.08	$24.31	$24.03	$27.29	$24.63	$24.91

Income from investment operations:
Net investment income[a]	0.22	0.45	0.54	0.50	0.58	0.50
Net realized and unrealized gain (loss)[b]	2.43	2.81	0.27	(3.21)	2.63	(0.46)

Total from investment operations	2.65	3.26	0.81	(2.71)	3.21	0.04

Less distributions from:
Net investment income	(0.25)	(0.49)	(0.53)	(0.55)	(0.55)	(0.32)

Total distributions	(0.25)	(0.49)	(0.53)	(0.55)	(0.55)	(0.32)

Net asset value, end of period	$29.48	$27.08	$24.31	$24.03	$27.29	$24.63

Total return	9.81%[c]	13.53%	3.55%	(10.11)%	13.05%	0.10%

Ratios/Supplemental data:
Net assets, end of period (000s)	$32,427	$28,434	$27,951	$27,640	$46,395	$35,716
Ratio of expenses to average net assets[d]	0.37%	0.37%	0.38%	0.38%	0.38%	0.38%
Ratio of expenses to average net assets prior to waived fees[d]	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%
Ratio of net investment income to average net assets[d]	1.51%	1.76%	2.38%	1.87%	2.17%	1.87%
Portfolio turnover rate[e]	3%[c]	16%	7%	10%	14%	6%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 28, 2018, the years ended August 31, 2017, August 31, 2016, August 31, 2015, August 31, 2014 and August 31, 2013 were 3%, 15%, 7%, 10%, 13% and 6%, respectively. See Note 4.

See notes to financial statements.

36	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Global Energy Producers ETF
	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013
Net asset value, beginning of period	$18.57	$18.72	$17.67	$28.06	$24.06	$23.51

Income from investment operations:
Net investment income[a]	0.30	0.60	0.59	0.68	0.68	0.63
Net realized and unrealized gain (loss)[b]	2.07	(0.16)	1.00	(10.61)	3.96	0.55

Total from investment operations	2.37	0.44	1.59	(9.93)	4.64	1.18

Less distributions from:
Net investment income	(0.37)	(0.59)	(0.54)	(0.46)	(0.64)	(0.63)

Total distributions	(0.37)	(0.59)	(0.54)	(0.46)	(0.64)	(0.63)

Net asset value, end of period	$20.57	$18.57	$18.72	$17.67	$28.06	$24.06

Total return	12.75%[c]	2.26%	9.31%	(35.63)%	19.44%	5.10%

Ratios/Supplemental data:
Net assets, end of period (000s)	$32,912	$31,568	$37,440	$24,739	$8,419	$4,811
Ratio of expenses to average net assets[d]	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%
Ratio of net investment income to average net assets[d]	2.87%	3.10%	3.36%	3.23%	2.57%	2.61%
Portfolio turnover rate[e]	2%[c]	4%	6%	4%	8%	6%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but includes portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 28, 2018, the years ended August 31, 2017, August 31, 2016, August 31, 2015, August 31, 2014 and August 31, 2013 were 2%, 4%, 6%, 4%, 8% and 6%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	37

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Global Gold Miners ETF
	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017[a]	Year ended Aug. 31, 2016[a]	Year ended Aug. 31, 2015[a]	Year ended Aug. 31, 2014[a]	Year ended Aug. 31, 2013[a]
Net asset value, beginning of period	$19.96	$21.20	$11.13	$22.53	$23.20	$40.11

Income from investment operations:
Net investment income[b]	0.02	0.06	0.02	0.14	0.16	0.42
Net realized and unrealized gain (loss)[c]	(2.74)	(1.04)	10.11	(11.42)	(0.67)	(16.95)

Total from investment operations	(2.72)	(0.98)	10.13	(11.28)	(0.51)	(16.53)

Less distributions from:
Net investment income	(0.05)	(0.26)	(0.06)	(0.12)	(0.16)	(0.38)

Total distributions	(0.05)	(0.26)	(0.06)	(0.12)	(0.16)	(0.38)

Net asset value, end of period	$17.19	$19.96	$21.20	$11.13	$22.53	$23.20

Total return	(13.65)%[d]	(4.30)%	91.17%	(50.16)%	(2.01)%	(41.28)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$308,604	$391,247	$266,108	$45,926	$70,976	$38,285
Ratio of expenses to average net assets[e]	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%
Ratio of net investment income to average net assets[e]	0.17%	0.38%	0.06%	0.88%	0.81%	1.37%
Portfolio turnover rate[f]	2%[d]	26%	30%	20%	22%	19%

[a]	Per share amounts reflect a one-for-two reverse stock split effective after the close of trading on November 4, 2016.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

38	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Global Metals & Mining Producers ETF
	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017[a]	Year ended Aug. 31, 2016[a]	Year ended Aug. 31, 2015[a]	Year ended Aug. 31, 2014[a]	Year ended Aug. 31, 2013[a]
Net asset value, beginning of period	$31.86	$21.67	$21.30	$40.37	$36.23	$38.01

Income from investment operations:
Net investment income[b]	0.21	0.53	0.42	1.62	1.00	1.00
Net realized and unrealized gain (loss)[c]	3.86	10.26	0.41	(17.91)	4.44	(2.01)

Total from investment operations	4.07	10.79	0.83	(16.29)	5.44	(1.01)

Less distributions from:
Net investment income	(0.46)	(0.60)	(0.46)	(2.78)	(1.30)	(0.77)

Total distributions	(0.46)	(0.60)	(0.46)	(2.78)	(1.30)	(0.77)

Net asset value, end of period	$35.47	$31.86	$21.67	$21.30	$40.37	$36.23

Total return	12.88%[d]	50.55%	4.52%	(41.94)%	15.32%	(2.68)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$595,837	$347,259	$223,182	$69,219	$183,699	$222,808
Ratio of expenses to average net assets[e]	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%
Ratio of expenses to average net assets prior to waived fees[e]	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%
Ratio of net investment income to average net assets[e]	1.27%	2.31%	2.16%	5.18%	2.53%	2.51%
Portfolio turnover rate[f]	4%[d]	12%	8%	17%	18%	11%

[a]	Per share amounts reflect a one-for-two reverse stock split effective after the close of trading on November 4, 2016.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 28, 2018, the years ended August 31, 2017, August 31, 2016, August 31, 2015, August 31, 2014 and August 31, 2013 were 3%, 6%, 6%, 10%, 15%, and 7% respectively. See Note 4

See notes to financial statements.

FINANCIAL HIGHLIGHTS	39

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Global Silver Miners ETF
	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013
Net asset value, beginning of period	$11.47	$13.61	$6.14	$12.70	$13.92	$20.94

Income from investment operations:
Net investment income[a]	0.02	0.09	0.05	0.05	0.08	0.16
Net realized and unrealized gain (loss)[b]	(1.66)	(1.94)	7.44	(6.42)	(1.15)	(6.90)

Total from investment operations	(1.64)	(1.85)	7.49	(6.37)	(1.07)	(6.74)

Less distributions from:
Net investment income	(0.03)	(0.29)	(0.02)	(0.19)	(0.15)	(0.28)

Total distributions	(0.03)	(0.29)	(0.02)	(0.19)	(0.15)	(0.28)

Net asset value, end of period	$9.80	$11.47	$13.61	$6.14	$12.70	$13.92

Total return	(14.33)%[c]	(13.26)%	122.11%	(50.51)%	(7.48)%	(32.49)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$56,862	$64,258	$87,078	$12,279	$13,975	$6,959
Ratio of expenses to average net assets[d]	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%
Ratio of net investment income to average net assets[d]	0.32%	0.79%	0.47%	0.57%	0.63%	1.03%
Portfolio turnover rate[e]	6%[c]	14%	27%	31%	22%	13%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

40	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to Articles of Incorporation as subsequently amended and restated.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI Global Agriculture Producers	Non-diversified
MSCI Global Energy Producers	Non-diversified
MSCI Global Gold Miners	Non-diversified
MSCI Global Metals & Mining Producers	Non-diversified
MSCI Global Silver Miners	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

NOTES TO FINANCIAL STATEMENTS	41

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

•	Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

42	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 28, 2018 are reflected in tax reclaims receivable. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2018, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

NOTES TO FINANCIAL STATEMENTS	43

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of February 28, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of February 28, 2018 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

44	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of February 28, 2018:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
MSCI Global Agriculture Producers
Citigroup Global Markets Inc.	$11,071	$11,071	$—
Credit Suisse Securities (USA) LLC	5,023	5,023	—
Deutsche Bank AG	72,609	72,609	—
Goldman Sachs & Co.	558,811	558,811	—
JPMorgan Securities LLC	96,779	96,779	—
Merrill Lynch, Pierce, Fenner & Smith	34,143	34,143	—
Morgan Stanley & Co. International PLC	13,793	13,793	—
Morgan Stanley & Co. LLC	240,225	240,225	—
Nomura Securities International Inc.	869,211	869,211	—
SG Americas Securities LLC	24,160	24,160	—

	$1,925,825	$1,925,825	$—

MSCI Global Energy Producers
BNP Paribas New York Branch	$129,145	$129,145	$—
BNP Paribas Prime Brokerage Inc.	62,333	62,333	—
Citigroup Global Markets Inc.	31,194	31,194	—
Credit Suisse Securities (USA) LLC	58,829	58,829	—
Deutsche Bank Securities Inc.	9,446	9,446	—
Goldman Sachs & Co.	69,500	69,500	—
HSBC Bank PLC	881	845	(36)
JPMorgan Securities LLC	45,340	45,340	—
Merrill Lynch, Pierce, Fenner & Smith	45,876	45,876	—
Morgan Stanley & Co. LLC	26,402	26,402	—
SG Americas Securities LLC	8,291	8,291	—
State Street Bank & Trust Company	14,410	14,410	—
UBS Securities LLC	839	839	—

	$502,486	$502,450	$(36)

MSCI Global Gold Miners
Citigroup Global Markets Inc.	$940,180	$940,180	$—
Credit Suisse Securities (USA) LLC	706,349	706,349	—
Goldman Sachs & Co.	374,040	374,040	—
JPMorgan Securities LLC	1,148,383	1,148,383	—
Merrill Lynch, Pierce, Fenner & Smith	2,036,622	2,036,622	—
State Street Bank & Trust Company	1,272,859	1,272,859	—
UBS AG	1,146,665	1,146,665	—

	$7,625,098	$7,625,098	$—

NOTES TO FINANCIAL STATEMENTS	45

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
MSCI Global Metals & Mining Producers
BMO Capital Markets	$10,250	$10,250	$—
BNP Paribas New York Branch	1,295,080	1,295,080	—
Citigroup Global Markets Inc.	9,807	9,807	—
Credit Suisse Securities (USA) LLC	840,153	840,153	—
Deutsche Bank Securities Inc.	112,604	112,604	—
HSBC Bank PLC	430,492	430,492	—
JPMorgan Securities LLC	808,412	808,412	—
Macquarie Bank Limited	403,135	403,135	—
Merrill Lynch, Pierce, Fenner & Smith	168,057	168,057	—
Morgan Stanley & Co. LLC	3,004,640	3,004,640	—
National Financial Services LLC	39,375	39,375	—
Scotia Capital (USA) Inc.	11,472	11,472	—
SG Americas Securities LLC	77,611	77,611	—
State Street Bank & Trust Company	713,003	713,003	—
UBS AG	1,551,261	1,551,261	—
UBS Securities LLC	21,191	21,133	(58)

	$9,496,543	$9,496,485	$(58)

MSCI Global Silver Miners
Citigroup Global Markets Inc.	$377,943	$377,943	$—
Credit Suisse Securities (USA) LLC	454,391	454,391	—
Goldman Sachs & Co.	30,023	30,023	—
JPMorgan Securities LLC	196,738	196,738	—
Merrill Lynch, Pierce, Fenner & Smith	1,670,769	1,670,769	—
Morgan Stanley & Co. LLC	395,811	395,811	—
State Street Bank & Trust Company	2,658,923	2,658,923	—
UBS AG	593,304	593,304	—

	$6,377,902	$6,377,902	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.
[b]	Additional collateral is delivered to the Funds on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.39%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.

46	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

In addition, each of the iShares MSCI Global Agriculture Producers and iShares MSCI Global Metals & Mining Producers ETFs may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fees for each Fund through December 31, 2023 in an amount equal to the acquired fund fees and expenses, if any, attributable to each Fund’s investments in other iShares funds.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended February 28, 2018, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
MSCI Global Agriculture Producers	$2,535
MSCI Global Energy Producers	1,038
MSCI Global Gold Miners	7,033
MSCI Global Metals & Mining Producers	27,194
MSCI Global Silver Miners	15,540

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

NOTES TO FINANCIAL STATEMENTS	47

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

For the six months ended February 28, 2018, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
MSCI Global Agriculture Producers	$—	$62,725
MSCI Global Energy Producers	14,990	36,454
MSCI Global Gold Miners	360,135	384,911
MSCI Global Metals & Mining Producers	—	945,907
MSCI Global Silver Miners	66,542	412,496

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends — affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

The iShares MSCI Global Agriculture Producers and iShares MSCI Global Metals & Mining Producers ETFs, in order to improve their portfolio liquidity and their ability to track their respective underlying index, may invest in shares of other iShares funds that invest in securities in each Fund’s respective underlying index.

Certain directors and officers of the Company are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2018 were as follows:

iShares ETF	Purchases	Sales
MSCI Global Agriculture Producers	$1,273,439	$996,314
MSCI Global Energy Producers	712,962	920,335
MSCI Global Gold Miners	6,933,541	6,831,584
MSCI Global Metals & Mining Producers	41,083,833	17,073,699
MSCI Global Silver Miners	3,644,203	3,704,070

In-kind transactions (see Note 4) for the six months ended February 28, 2018 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI Global Agriculture Producers	$2,588,369	$1,335,854
MSCI Global Energy Producers	—	1,990,225
MSCI Global Gold Miners	17,826,015	47,885,948
MSCI Global Metals & Mining Producers	206,788,166	27,109,204
MSCI Global Silver Miners	4,159,021	2,109,865

48	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

NOTES TO FINANCIAL STATEMENTS	49

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The European financial markets have experienced volatility and adverse trends in recent years due to concerns about economic downturns or rising government debt levels in several European countries. These events have adversely affected the exchange rate of the euro and may continue to significantly affect European countries. The occurrence of terrorist incidents throughout Europe also could impact financial markets. In addition, the United Kingdom has voted to withdraw from the European Union. The referendum may introduce significant new uncertainties and instability in the financial markets as the United Kingdom negotiates its exit from the European Union.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, political and social conditions affecting those market sectors may have a significant impact on its investment performance.

The United States and the European Union, along with the regulatory bodies of a number of countries including Japan, Australia, Norway, Switzerland and Canada, have imposed economic sanctions, which consist of asset freezes and sectorial sanctions, on certain Russian individuals and Russian corporate entities. Broader sanctions on Russia could also be instituted. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. Current or future sanctions may result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. These retaliatory measures may include the immediate freeze of Russian assets held by a fund.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

50	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of August 31, 2017, the Funds’ fiscal year end, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
MSCI Global Agriculture Producers	$1,864,644
MSCI Global Energy Producers	1,515,836
MSCI Global Gold Miners	28,822,930
MSCI Global Metals & Mining Producers	20,679,780
MSCI Global Silver Miners	8,112,033

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 28, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Global Agriculture Producers	$33,008,608	$5,121,283	$(3,804,955)	$1,316,328
MSCI Global Energy Producers	34,281,704	3,519,367	(4,567,927)	(1,048,560)
MSCI Global Gold Miners	374,998,643	16,376,303	(75,187,840)	(58,811,537)
MSCI Global Metals & Mining Producers	529,751,720	89,067,420	(13,347,536)	75,719,884
MSCI Global Silver Miners	74,836,260	2,737,203	(14,020,958)	(11,283,755)

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2018, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	LINE OF CREDIT

The iShares MSCI Global Agriculture Producers, iShares MSCI Global Energy Producers and iShares MSCI Global Metals & Mining Producers ETFs, along with certain other iShares funds, are parties to a $275 million credit agreement with State Street Bank and Trust Company, which expires on October 24, 2018. The Funds became parties to the credit agreement effective October 25, 2017. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings. The credit agreement has the following terms: a commitment fee of 0.20% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts

NOTES TO FINANCIAL STATEMENTS	51

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

borrowed. The commitment fee is allocated to each fund participating in the credit agreement based on each fund’s pro-rata share of the aggregate average daily value of assets invested in local securities of certain foreign markets.

The Funds did not borrow under the credit agreement during the six months ended February 28, 2018.

8.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

9.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

52	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES®, INC.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI Global Agriculture Producers	$0.213899	$—	$0.036830	$0.250729	85%	—%	15%	100%
MSCI Global Energy Producers	0.325397	—	0.045017	0.370414	88	—	12	100
MSCI Global Metals & Mining Producers	0.393166	—	0.061972	0.455138	86	—	14	100

SUPPLEMENTAL INFORMATION	53

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

54	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-812-0218

FEBRUARY 28, 2018

2018 SEMI-ANNUAL REPORT (UNAUDITED)

iShares, Inc.

➢	iShares Edge MSCI Multifactor Emerging Markets ETF | EMGF | Cboe BZX
➢	iShares MSCI EM ESG Optimized ETF | ESGE | NASDAQ
➢	iShares MSCI Emerging Markets ex China ETF | EMXC | NASDAQ

Fund Performance Overview

iSHARES® EDGE MSCI MULTIFACTOR EMERGING MARKETS ETF

Performance as of February 28, 2018

The iShares Edge MSCI Multifactor Emerging Markets ETF (the “Fund”) seeks to track the investment results of an index composed of stocks of large- and mid-capitalization companies in emerging markets that have favorable exposure to target style factors subject to constraints, as represented by the MSCI Emerging Markets Diversified Multiple-Factor Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2018, the total return for the Fund was 12.83%, net of fees, while the total return for the Index was 11.71%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	33.19%	31.74%	33.08%	33.19%	31.74%	33.08%
Since Inception	22.72%	22.25%	23.01%	57.78%	56.43%	58.66%

The inception date of the Fund was 12/8/15. The first day of secondary market trading was 12/10/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,128.30	$2.22	$1,000.00	$1,022.70	$2.11	0.42%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

ALLOCATION BY SECTOR

As of 2/28/18

Sector	Percentage of Total Investments*

Information Technology	25.60%
Financials	15.43
Consumer Discretionary	15.17
Industrials	6.96
Health Care	6.80
Materials	6.26
Energy	6.02
Real Estate	5.13
Consumer Staples	4.35
Investment Companies	3.74
Telecommunication Services	2.33
Utilities	2.21

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 2/28/18

Country	Percentage of Total Investments*

China	36.24%
South Korea	19.68
Taiwan	10.73
Brazil	7.09
Russia	6.44
South Africa	4.92
India	3.74
Indonesia	2.74
United Arab Emirates	1.59
Turkey	1.21

TOTAL	94.38%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI EM ESG OPTIMIZED ETF

Performance as of February 28, 2018

The iShares MSCI EM ESG Optimized ETF (the “Fund”) seeks to track the investment results of an index composed of large- and midcapitalization emerging market equities that have positive environmental, social and governance characteristics, as represented by the MSCI Emerging Markets ESG Focus Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2018, the total return for the Fund was 11.54%, net of fees, while the total return for the Index was 11.45%.

Special note: Effective on or around May 23, 2018, the Fund will track a new underlying index, the MSCI Emerging Markets Extended ESG Focus Index, and will cease to track the MSCI Emerging Markets ESG Focus Index.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	31.38%	30.35%	32.22%	31.38%	30.35%	32.22%
Since Inception	29.79%	29.29%	31.22%	54.72%	53.72%	57.51%

The inception date of the Fund was 6/28/16. The first day of secondary market trading was 6/30/16.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,115.40	$1.31	$1,000.00	$1,023.60	$1.25	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

ALLOCATION BY SECTOR

As of 2/28/18

Sector	Percentage of Total Investments*

Information Technology	29.61%
Financials	27.89
Consumer Discretionary	10.10
Energy	7.14
Consumer Staples	5.80
Materials	5.39
Telecommunication Services	4.62
Industrials	3.81
Health Care	1.98
Utilities	1.97
Real Estate	1.69

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 2/28/18

Country	Percentage of Total Investments*

China	27.17%
South Korea	14.56
Taiwan	12.58
India	8.53
South Africa	7.87
Brazil	7.37
Malaysia	3.92
Thailand	3.51
Russia	3.37
Mexico	2.38

TOTAL	91.26%

*	Excludes money market funds.

6	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI EMERGING MARKETS ex CHINA ETF

Performance as of February 28, 2018

The iShares MSCI Emerging Markets ex China ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization emerging market equities, excluding China, as represented by the MSCI Emerging Markets ex China Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2018, the total return for the Fund was 8.49%, net of fees, while the total return for the Index was 8.98%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	10.48%	9.85%	11.08%

The inception date of the Fund was 7/18/17. The first day of secondary market trading was 7/20/17.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,084.90	$2.12	$1,000.00	$1,022.80	$2.06	0.41%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

ALLOCATION BY SECTOR

As of 2/28/18

Sector	Percentage of Total Investments*

Financials	22.18%
Information Technology	19.33
Investment Companies	11.63
Materials	9.04
Consumer Discretionary	8.57
Consumer Staples	6.98
Energy	6.89
Industrials	4.81
Telecommunication Services	4.34
Health Care	2.31
Utilities	2.18
Real Estate	1.74

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 2/28/18

Country	Percentage of Total Investments*

South Korea	20.85%
Taiwan	16.27
India	11.63
Brazil	10.82
South Africa	10.12
Russia	5.29
Mexico	4.12
Thailand	3.53
Malaysia	3.46
Indonesia	3.11

TOTAL	89.20%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2017 and held through February 28, 2018, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MULTIFACTOR EMERGING MARKETS ETF

February 28, 2018

Security	Shares	Value
COMMON STOCKS — 90.32%

BRAZIL — 4.26%
BB Seguridade Participacoes SA	10,500	$94,052
Centrais Eletricas Brasileiras SAa	70,000	533,713
Cia. de Saneamento Basico do Estado de Sao Paulo	112,000	1,297,977
EDP – Energias do Brasil SA	91,000	372,543
Lojas Renner SA	206,500	2,194,192
M. Dias Branco SA	32,300	594,847
Odontoprev SA	80,500	379,363
Porto Seguro SA	38,500	542,644
Qualicorp SA	75,200	665,487
Sul America SA Units	84,078	552,540
Transmissora Alianca de Energia Eletrica SA Units	63,000	397,537

		7,624,895
CHINA — 36.07%
AAC Technologies Holdings Inc.	184,500	3,675,712
Agile Group Holdings Ltd.	560,000	966,097
Alibaba Group Holding Ltd. ADR[a]	17,430	3,244,420
ANTA Sports Products Ltd.	350,000	1,735,397
Autohome Inc. ADR	17,010	1,330,352
BYD Electronic International Co. Ltd.	227,500	564,004
China Communications Services Corp. Ltd. Class H	738,000	439,482
China Conch Venture Holdings Ltd.	595,000	1,790,634
China Everbright Ltd.	280,000	616,155
China Medical System Holdings Ltd.	455,000	914,035
China State Construction International Holdings Ltd.	140,000	190,715
Chongqing Rural Commercial Bank Co. Ltd. Class H	700,000	568,924
COSCO SHIPPING Ports Ltd.	560,000	544,593
Country Garden Holdings Co. Ltd.	1,750,000	3,148,761
CSPC Pharmaceutical Group Ltd.	1,540,000	3,558,100
Dongfeng Motor Group Co. Ltd. Class H	910,000	1,152,429
Geely Automobile Holdings Ltd.	1,155,000	3,771,133
Guangzhou Automobile Group Co. Ltd. Class H	700,000	1,556,490
Haitian International Holdings Ltd.	245,000	749,843
Jiangsu Expressway Co. Ltd. Class H	420,000	653,726

Security	Shares	Value
Kingboard Chemical Holdings Ltd.	227,500	$1,155,627
Lee & Man Paper Manufacturing Ltd.	525,000	600,456
Longfor Properties Co. Ltd.	490,000	1,415,153
New Oriental Education & Technology Group Inc. ADR	45,990	4,203,026
Nexteer Automotive Group Ltd.	280,000	624,027
Nine Dragons Paper Holdings Ltd.	509,000	918,442
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	560,000	382,861
Shanghai Industrial Holdings Ltd.	124,000	347,821
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	175,000	441,005
Sihuan Pharmaceutical Holdings Group Ltd.	1,260,000	460,506
Sino Biopharmaceutical Ltd.	1,470,000	2,783,970
Sino-Ocean Group Holding Ltd.	997,500	711,289
Sunny Optical Technology Group Co. Ltd.	201,700	3,368,841
TAL Education Group Class A ADR	97,475	3,680,656
Tencent Holdings Ltd.	115,500	6,379,193
Yum China Holdings Inc.	96,215	4,168,034
YY Inc. ADR[a]	14,035	1,815,147

		64,627,056
CZECH REPUBLIC — 0.51%
Moneta Money Bank ASb	146,265	590,088
O2 Czech Republic AS	24,990	325,668

		915,756
EGYPT — 0.18%
Commercial International Bank Egypt SAE	75,068	328,157

		328,157
HUNGARY — 0.84%
MOL Hungarian Oil & Gas PLC	56,210	614,815
Richter Gedeon Nyrt	40,683	897,553

		1,512,368
INDONESIA — 2.72%
Adaro Energy Tbk PT	4,935,000	843,528
Bank Danamon Indonesia Tbk PT	1,085,000	520,857
Bank Negara Indonesia Persero Tbk PT	2,415,000	1,708,250
Bank Tabungan Negara Persero Tbk PT	1,277,500	347,518
United Tractors Tbk PT	563,500	1,459,112

		4,879,265

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR EMERGING MARKETS ETF

February 28, 2018

Security	Shares	Value
MALAYSIA — 1.15%
AirAsia Bhd	528,500	$590,970
Alliance Bank Malaysia Bhd	301,000	316,600
Hartalega Holdings Bhd	213,500	636,630
PPB Group Bhd[c]	115,500	521,917

		2,066,117
PERU — 1.16%
Credicorp Ltd.	9,625	2,083,331

		2,083,331
PHILIPPINES — 0.19%
DMCI Holdings Inc.	1,253,000	334,903

		334,903
POLAND — 0.62%
Dino Polska SAa,b	15,225	379,209
Jastrzebska Spolka Weglowa SAa	17,675	475,563
Tauron Polska Energia SAa	341,250	253,939

		1,108,711
RUSSIA — 5.81%
Alrosa PJSC	833,000	1,276,929
Inter RAO UES PJSC	9,555,000	631,371
Mobile TeleSystems PJSC ADR	163,030	1,949,839
PhosAgro PJSC GDR[d]	15,960	245,784
RusHydro PJSC	32,480,000	450,875
Surgutneftegas OJSC	2,499,600	1,274,941
Tatneft PJSC Class S	434,000	4,579,173

		10,408,912
SOUTH AFRICA — 4.90%
Bidvest Group Ltd. (The)	110,040	2,098,579
Capitec Bank Holdings Ltd.	11,270	794,817
Coronation Fund Managers Ltd.	78,050	528,654
Exxaro Resources Ltd.	80,115	898,768
Kumba Iron Ore Ltd.	21,735	645,214
Liberty Holdings Ltd.	40,705	459,717
Mondi Ltd.	45,018	1,174,787
Naspers Ltd. Class N	1,960	543,146
Netcare Ltd.	239,715	517,864
SPAR Group Ltd. (The)	60,132	1,113,617

		8,775,163
SOUTH KOREA — 17.50%
BGF retail Co. Ltd.	1,643	263,997
BNK Financial Group Inc.	94,018	972,390
DB Insurance Co. Ltd.	16,135	1,035,537
DGB Financial Group Inc.	42,910	491,351
E-MART Inc.	7,000	1,965,094

Security	Shares	Value
Hana Financial Group Inc.	87,558	$3,974,029
Hankook Tire Co. Ltd.	24,465	1,332,935
Hanwha Chemical Corp.	35,315	1,082,702
Hanwha Corp.	14,525	592,186
Hanwha Life Insurance Co. Ltd.	57,015	353,283
Hyosung Corp.	6,895	795,895
Hyundai Department Store Co. Ltd.	5,476	462,191
Hyundai Engineering & Construction Co. Ltd.[a]	25,165	894,683
Hyundai Marine & Fire Insurance Co. Ltd.	20,720	790,226
Hyundai Steel Co.	25,830	1,278,500
ING Life Insurance Korea Ltd.[b]	10,780	525,611
KT&G Corp.	27,510	2,535,320
Kumho Petrochemical Co. Ltd.	5,587	467,432
LG Corp.	18,795	1,496,102
LG Display Co. Ltd.	72,660	2,002,864
Lotte Chemical Corp.	5,180	2,195,604
Samsung Electronics Co. Ltd.	1,803	3,917,683
SK Telecom Co. Ltd.	6,510	1,442,793
Yuhan Corp.	2,566	492,869

		31,361,277
TAIWAN — 10.69%
Airtac International Group	35,000	641,366
Chicony Electronics Co. Ltd.	175,621	432,503
China Life Insurance Co. Ltd./Taiwan	1,155,320	1,163,412
Feng TAY Enterprise Co. Ltd.	105,880	504,095
Innolux Corp.	3,150,000	1,402,613
Inventec Corp.	1,021,000	816,576
Lite-On Technology Corp.	665,718	957,687
Macronix International[a]	595,000	885,505
Micro-Star International Co. Ltd.	210,000	614,992
Nanya Technology Corp.	245,000	678,050
Nien Made Enterprise Co. Ltd.	35,000	345,259
Novatek Microelectronics Corp.	249,000	1,078,882
Phison Electronics Corp.	35,000	342,861
Powertech Technology Inc.	140,000	434,451
Realtek Semiconductor Corp.	140,000	556,250
Ruentex Industries Ltd.	175,000	307,496
Shin Kong Financial Holding Co. Ltd.	2,135,000	881,189
Taiwan Business Bank	805,504	238,378
Taiwan Semiconductor Manufacturing Co. Ltd.	360,000	3,033,344

10	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR EMERGING MARKETS ETF

February 28, 2018

Security	Shares	Value
Teco Electric and Machinery Co. Ltd.	525,000	$476,529
Win Semiconductors Corp.	105,000	965,645
Wistron Corp.	854,906	717,412
WPG Holdings Ltd.	683,000	877,276
Yageo Corp.	70,000	792,417

		19,144,188
THAILAND — 0.93%
Central Pattana PCL NVDR	350,000	939,391
KCE Electronics PCL NVDR	115,500	257,566
Robinson PCL NVDR	220,500	472,400

		1,669,357
TURKEY — 1.21%
Aselsan Elektronik Sanayi Ve Ticaret AS	77,490	634,341
Turkiye Halk Bankasi AS	173,145	438,042
Turkiye Sise ve Cam Fabrikalari AS	304,500	382,380
Turkiye Vakiflar Bankasi TAO Class D	215,005	415,160
Yapi ve Kredi Bankasi ASa	236,600	295,871

		2,165,794
UNITED ARAB EMIRATES — 1.58%
Aldar Properties PJSC	997,095	586,375
DAMAC Properties Dubai Co. PJSC	637,115	520,384
Dubai Investments PJSC	441,980	265,938
Dubai Islamic Bank PJSC	369,054	608,902
Emaar Properties PJSC	510,023	856,761

		2,838,360

TOTAL COMMON STOCKS
(Cost: $144,254,180)		161,843,610

INVESTMENT COMPANIES — 3.73%

INDIA — 3.73%
iShares MSCI India ETF[e]	194,572	6,677,711

		6,677,711

TOTAL INVESTMENT COMPANIES
(Cost: $6,789,685)		6,677,711

PREFERRED STOCKS — 5.45%

BRAZIL — 2.78%
Itausa-Investimentos Itau SA, Preference Shares	1,232,080	4,975,726

		4,975,726

Security	Shares	Value
RUSSIA — 0.59%
Surgutneftegas OJSC, Preference Shares	2,037,000	$1,067,392

		1,067,392
SOUTH KOREA — 2.08%
LG Household & Health Care Ltd., Preference Shares	665	377,053
Samsung Electronics Co. Ltd., Preference Shares	1,820	3,352,941

		3,729,994

TOTAL PREFERRED STOCKS
(Cost: $8,374,505)		9,773,112

RIGHTS — 0.03%

BRAZIL — 0.03%
Itausa-Investimentos Itau SA (Expires 03/29/18)[a]	28,955	48,128

		48,128

TOTAL RIGHTS
(Cost: $0)		48,128

SHORT-TERM INVESTMENTS — 0.10%

MONEY MARKET FUNDS — 0.10%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.58%[e,f,g]	119,851	119,863
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[e,f]	63,070	63,070

		182,933

TOTAL SHORT-TERM INVESTMENTS
(Cost: $182,943)		182,933

TOTAL INVESTMENTS IN SECURITIES — 99.63%
(Cost: $159,601,313)		178,525,494
Other Assets, Less Liabilities — 0.37%		658,627

NET ASSETS — 100.00%		$179,184,121

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR EMERGING MARKETS ETF

February 28, 2018

ADR  —  American Depositary Receipts

GDR  —  Global Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

[a]	Non-income producing security.
[b]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[c]	All or a portion of this security is on loan.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliate of the Fund.
[f]	Annualized 7-day yield as of period end.
[g]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased	Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,360,187	—	(2,240,336)[b]	119,851	$119,863	$6,510	[c]	$(286)	$(10)
BlackRock Cash Funds: Treasury, SL Agency Shares	184,901	—	(121,831)[b]	63,070	63,070	1,078		—	—
iShares MSCI India ETF	181,962	135,262	(122,652)	194,572	6,677,711	36,667		672,267	(812,315)

					$6,860,644	$44,255		$671,981	$(812,325)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$161,843,610	$—	$—	$161,843,610
Investment companies	6,677,711	—	—	6,677,711
Preferred stocks	9,773,112	—	—	9,773,112
Rights	48,128	—	—	48,128
Money market funds	182,933	—	—	182,933

Total	$178,525,494	$—	$—	$178,525,494

See notes to financial statements.

12	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI EM ESG OPTIMIZED ETF

February 28, 2018

Security	Shares	Value
COMMON STOCKS — 95.04%

BRAZIL — 4.01%
Ambev SA	272,000	$1,841,939
B3 SA – Brasil Bolsa Balcao	204,000	1,608,766
Banco Bradesco SA	40,820	462,763
Banco do Brasil SA	47,600	612,445
Banco Santander Brasil SA Units	63,900	723,233
Cia. Energetica de Minas Gerais[a]	14,282	35,829
Cielo SA	81,600	607,589
Cosan SA Industria e Comercio	49,000	654,138
EDP – Energias do Brasil SA	190,400	779,475
Localiza Rent a Car SA	81,630	651,784
Lojas Renner SA	27,210	289,123
Natura Cosmeticos SA	70,000	739,700
Ultrapar Participacoes SA	34,000	788,474
WEG SA	81,600	587,997

		10,383,255
CHILE — 0.95%
Banco de Credito e Inversiones SA	3,536	263,545
Banco Santander Chile	13,835,552	1,136,076
Empresas COPEC SA	46,716	755,067
Latam Airlines Group SA	19,312	316,392

		2,471,080
CHINA — 27.07%
58.com Inc. ADR[a]	3,640	274,347
AAC Technologies Holdings Inc.	43,500	866,631
Agricultural Bank of China Ltd. Class H	476,000	264,603
Air China Ltd. Class H	280,000	427,230
Alibaba Group Holding Ltd. ADR[a,b]	46,512	8,657,744
Alibaba Pictures Group Ltd.[a]	4,900,000	670,006
Baidu Inc. ADR[a]	10,132	2,556,709
Bank of China Ltd. Class H	1,052,000	574,041
Bank of Communications Co. Ltd. Class H	282,000	226,312
Beijing Enterprises Water Group Ltd.	454,000	295,886
Brilliance China Automotive Holdings Ltd.	300,000	808,915
BYD Co. Ltd. Class Hb	140,000	1,296,180
BYD Electronic International Co. Ltd.	204,000	506,266
China CITIC Bank Corp. Ltd. Class H	1,292,000	942,752

Security	Shares	Value
China Construction Bank Corp. Class H	3,604,000	$3,753,543
China Everbright Bank Co. Ltd. Class H	1,972,000	1,015,573
China Everbright International Ltd.	544,000	842,559
China Everbright Ltd.	174,000	382,897
China Galaxy Securities Co. Ltd. Class H	918,000	644,042
China Life Insurance Co. Ltd. Class H	280,000	831,917
China Longyuan Power Group Corp. Ltd. Class H	1,360,000	903,735
China Medical System Holdings Ltd.	140,000	281,242
China Mengniu Dairy Co. Ltd.	68,000	223,327
China Merchants Bank Co. Ltd. Class H	374,000	1,579,582
China Minsheng Banking Corp. Ltd. Class H	771,000	805,947
China Molybdenum Co. Ltd. Class H	1,020,000	823,790
China Oilfield Services Ltd. Class H	272,000	287,110
China Pacific Insurance Group Co. Ltd. Class H	149,600	736,023
China Shenhua Energy Co. Ltd. Class H	246,000	699,462
China Vanke Co. Ltd. Class H	74,800	335,990
Chongqing Rural Commercial Bank Co. Ltd. Class H	356,000	289,338
CRRC Corp. Ltd. Class H	210,000	192,414
CSPC Pharmaceutical Group Ltd.	144,000	332,705
Fosun International Ltd.	245,000	540,388
GCL-Poly Energy Holdings Ltd.[a]	2,800,000	443,689
Geely Automobile Holdings Ltd.	680,000	2,220,234
Guangzhou Automobile Group Co. Ltd. Class H	272,000	604,807
Haier Electronics Group Co. Ltd.	72,000	247,045
Huaneng Renewables Corp. Ltd. Class H	2,520,000	843,725
Industrial & Commercial Bank of China Ltd. Class H	2,872,000	2,481,019
JD.com Inc. ADR[a]	12,104	570,704
Lee & Man Paper Manufacturing Ltd.	204,000	233,320
Lenovo Group Ltd.	2,040,000	1,066,234
Momo Inc. ADR[a]	8,364	276,430
NetEase Inc. ADR	1,632	478,747

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EM ESG OPTIMIZED ETF

February 28, 2018

Security	Shares	Value
New Oriental Education & Technology Group Inc. ADR	3,332	$304,511
People’s Insurance Co. Group of China Ltd. (The) Class H	630,000	340,549
Ping An Insurance Group Co. of China Ltd. Class H	315,000	3,359,200
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	118,000	686,862
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	292,400	736,857
Shenzhou International Group Holdings Ltd.	68,000	673,457
Sino Biopharmaceutical Ltd.	204,000	384,783
Sino-Ocean Group Holding Ltd.	442,000	315,178
Sinopharm Group Co. Ltd. Class H	217,600	960,740
SOHO China Ltd.	1,435,000	825,208
Sunac China Holdings Ltd.	140,000	513,463
Sunny Optical Technology Group Co. Ltd.	20,400	344,636
Tencent Holdings Ltd.	292,400	16,149,576
TravelSky Technology Ltd. Class H	142,000	453,657
Vipshop Holdings Ltd. ADR[a]	14,960	260,154
Weibo Corp. ADR[a]	2,046	262,952
Yanzhou Coal Mining Co. Ltd. Class H	136,000	205,774

		70,112,717
COLOMBIA — 0.72%
Cementos Argos SA	428,960	1,561,249
Grupo Argos SA/Colombia	43,248	291,292

		1,852,541
CZECH REPUBLIC — 0.42%
Komercni Banka AS	24,480	1,088,668

		1,088,668
EGYPT — 0.11%
Global Telecom Holding SAE[a]	708,288	271,524

		271,524
GREECE — 0.24%
Alpha Bank AEa	86,564	204,399
Hellenic Telecommunications Organization SA	29,716	423,682

		628,081
HUNGARY — 0.61%
MOL Hungarian Oil & Gas PLC	145,248	1,588,698

		1,588,698

Security	Shares	Value
INDIA — 8.50%
Axis Bank Ltd. GDR[c]	66,886	$2,672,096
ICICI Bank Ltd. ADR	333,247	3,165,846
Infosys Ltd. ADR	303,889	5,366,680
Mahindra & Mahindra Ltd. GDR	258,944	2,848,384
Reliance Industries Ltd. GDR[d]	161,772	4,715,654
Wipro Ltd. ADR	587,316	3,236,111

		22,004,771
INDONESIA — 1.86%
Astra International Tbk PT	1,251,200	734,876
Bank Danamon Indonesia Tbk PT	496,400	235,590
Bank Mandiri Persero Tbk PT	1,434,800	866,192
Bank Rakyat Indonesia Persero Tbk PT	2,665,600	732,878
Kalbe Farma Tbk PT	3,420,400	398,053
Telekomunikasi Indonesia Persero Tbk PT	1,026,800	298,738
Unilever Indonesia Tbk PT	154,000	603,746
United Tractors Tbk PT	258,400	669,094
XL Axiata Tbk PTa	1,267,000	271,859

		4,811,026
MALAYSIA — 3.91%
Astro Malaysia Holdings Bhd	1,468,800	907,454
Axiata Group Bhd	434,000	598,315
CIMB Group Holdings Bhd	238,000	436,870
DiGi.Com Bhd	346,800	428,520
Maxis Bhd	245,000	369,658
Nestle Malaysia Bhd	40,800	1,282,226
Petronas Dagangan Bhd	68,000	447,894
Public Bank Bhd	666,400	3,912,994
Sime Darby Bhd	510,000	359,357
Sime Darby Plantation Bhd[a]	516,800	705,867
Sime Darby Property Bhd[a]	598,400	215,406
Telekom Malaysia Bhd	299,200	450,671

		10,115,232
MEXICO — 2.37%
Arca Continental SAB de CV	106,700	739,950
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand Class B	299,200	421,991
Coca-Cola Femsa SAB de CV Series L	266,000	1,790,534
Gentera SAB de CV	904,400	738,207

14	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EM ESG OPTIMIZED ETF

February 28, 2018

Security	Shares	Value
Grupo Financiero Banorte SAB de CV Series O	217,657	$1,305,457
Industrias Penoles SAB de CV	13,600	296,941
Infraestructura Energetica Nova SAB de CV	47,600	225,297
Kimberly-Clark de Mexico SAB de CV Series A	346,800	631,398

		6,149,775
PHILIPPINES — 0.40%
SM Prime Holdings Inc.	1,543,600	1,046,257

		1,046,257
POLAND — 0.96%
Bank Handlowy w Warszawie SA	11,152	272,718
Bank Zachodni WBK SA	3,439	375,538
KGHM Polska Miedz SA	31,212	956,376
mBank SAa	2,870	383,588
Polski Koncern Naftowy ORLEN SA	17,544	494,155

		2,482,375
QATAR — 0.41%
Ooredoo QPSC	27,880	664,318
Qatar Gas Transport Co. Ltd.	82,390	384,511

		1,048,829
RUSSIA — 3.35%
Alrosa PJSC	408,000	625,434
Gazprom PJSC	29,240	74,355
Gazprom PJSC ADR	40,320	201,761
Inter RAO UES PJSC	11,760,000	777,072
LUKOIL PJSC	17,680	1,185,994
LUKOIL PJSC ADR	2,520	169,092
Novatek PJSC GDR[c]	9,874	1,347,801
Novolipetsk Steel PJSC	159,400	413,666
Rosneft Oil Co. PJSC	2,040	11,976
RusHydro PJSC	37,377,000	518,853
Sberbank of Russia PJSC	73,710	356,652
Sberbank of Russia PJSC ADR	125,324	2,562,876
Tatneft PJSC Class S	41,480	437,659

		8,683,191
SOUTH AFRICA — 7.84%
Barclays Africa Group Ltd.	39,916	671,255
Exxaro Resources Ltd.	38,760	434,828
FirstRand Ltd.	183,396	1,148,191
Foschini Group Ltd. (The)	22,252	404,368
Gold Fields Ltd.	59,704	231,710

Security	Shares	Value
Growthpoint Properties Ltd.	239,972	$610,108
Imperial Holdings Ltd.	46,648	990,599
Investec Ltd.	252,280	2,190,719
Kumba Iron Ore Ltd.	28,424	825,503
Mondi Ltd.	22,168	578,495
Mr. Price Group Ltd.	15,640	374,684
Naspers Ltd. Class N	19,244	5,332,807
Nedbank Group Ltd.	9,360	228,026
NEPI Rockcastle PLC	48,620	491,112
Netcare Ltd.	332,520	718,353
Sanlam Ltd.	86,564	669,191
Standard Bank Group Ltd.	71,536	1,320,026
Vodacom Group Ltd.	153,476	2,116,126
Woolworths Holdings Ltd./South Africa	174,896	968,290

		20,304,391
SOUTH KOREA — 13.75%
Amorepacific Corp.	1,768	459,592
AMOREPACIFIC Group	3,850	447,964
BNK Financial Group Inc.	150,348	1,554,989
Celltrion Inc.[a]	1,904	620,659
CJ CheilJedang Corp.	1,292	403,265
DGB Financial Group Inc.	98,600	1,129,042
Doosan Heavy Industries & Construction Co. Ltd.[a]	17,500	241,597
GS Holdings Corp.	15,776	962,964
Hana Financial Group Inc.	6,460	293,203
Hankook Tire Co. Ltd.	10,472	570,549
Hanwha Chemical Corp.	11,900	364,835
Hyundai Marine & Fire Insurance Co. Ltd.	8,840	337,143
Hyundai Motor Co.	748	111,554
Kangwon Land Inc.[a]	10,268	273,554
KB Financial Group Inc.	26,452	1,563,328
LG Chem Ltd.	3,944	1,394,914
LG Corp.	7,616	606,242
LG Display Co. Ltd.	37,196	1,025,303
LG Electronics Inc.	14,688	1,355,002
LG Household & Health Care Ltd.	840	853,264
LG Innotek Co. Ltd.	4,488	547,064
NAVER Corp.	1,360	1,008,477
NCSoft Corp.	680	235,479
POSCO	7,480	2,497,017
S-Oil Corp.	4,556	519,592
Samsung Card Co. Ltd.	525	17,599

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EM ESG OPTIMIZED ETF

February 28, 2018

Security	Shares	Value
Samsung Electro-Mechanics Co. Ltd.	4,556	$389,589
Samsung Electronics Co. Ltd.	4,420	9,604,082
Samsung Fire & Marine Insurance Co. Ltd.	1,768	471,837
Samsung SDI Co. Ltd.	2,730	431,092
Shinhan Financial Group Co. Ltd.	59,568	2,607,372
SK Holdings Co. Ltd.	2,660	698,836
SK Hynix Inc.	18,020	1,277,991
SK Telecom Co. Ltd.	3,290	729,153

		35,604,143
TAIWAN — 12.53%
Acer Inc.	1,020,000	859,448
Advanced Semiconductor Engineering Inc.	408,372	556,003
Cathay Financial Holding Co. Ltd.	272,000	507,750
Chailease Holding Co. Ltd.	136,000	457,440
Chunghwa Telecom Co. Ltd.	980,000	3,675,567
Delta Electronics Inc.	87,000	414,208
E.Sun Financial Holding Co. Ltd.	1,972,000	1,306,989
Eva Airways Corp.	1,680,441	863,373
Far Eastern New Century Corp.	1,610,000	1,431,025
Fubon Financial Holding Co. Ltd.	952,000	1,702,125
Hiwin Technologies Corp.	17,380	223,237
Hotai Motor Co. Ltd.	70,000	780,429
Inventec Corp.	816,000	652,621
Lite-On Technology Corp.	490,039	704,959
Macronix International[a]	272,000	404,802
MediaTek Inc.	71,000	731,996
President Chain Store Corp.	158,000	1,593,773
Siliconware Precision Industries Co. Ltd.	140,000	244,079
Taiwan Mobile Co. Ltd.	350,000	1,288,726
Taiwan Semiconductor Manufacturing Co. Ltd.	1,540,000	12,975,972
Wistron Corp.	1,292,529	1,084,652

		32,459,174
THAILAND — 3.50%
BTS Group Holdings PCL NVDR	7,146,800	1,855,572
Kasikornbank PCL NVDR	224,400	1,658,515
Minor International PCL NVDR	1,108,400	1,430,080
PTT Exploration & Production PCL NVDR	133,000	489,376
PTT PCL NVDR	49,000	886,652
Siam Cement PCL (The) Foreign	14,000	218,541

Security	Shares	Value
Siam Cement PCL (The) NVDR	112,000	$1,748,327
Siam Commercial Bank PCL (The) NVDR	163,200	774,667

		9,061,730
TURKEY — 0.91%
Anadolu Efes Biracilik Ve Malt Sanayii AS	42,092	283,971
Arcelik AS	208,012	1,035,565
Coca-Cola Icecek AS	71,740	695,830
Ulker Biskuvi Sanayi AS	57,596	341,359

		2,356,725
UNITED ARAB EMIRATES — 0.62%
Abu Dhabi Commercial Bank PJSC	561,748	1,116,476
First Abu Dhabi Bank PJSC	156,264	491,390

		1,607,866

TOTAL COMMON STOCKS
(Cost: $223,025,040)		246,132,049

PREFERRED STOCKS — 4.60%

BRAZIL — 3.33%
Banco Bradesco SA, Preference Shares	204,050	2,435,096
Cia. Brasileira de Distribuicao, Preference Shares	28,000	590,295
Cia. Energetica de Minas Gerais, Preference Shares	278,200	703,046
Gerdau SA, Preference Shares	61,799	316,152
Itau Unibanco Holding SA, Preference Shares	192,702	2,988,327
Itausa-Investimentos Itau SA, Preference Shares	315,072	1,272,411
Telefonica Brasil SA, Preference Shares	21,000	327,403

		8,632,730
CHILE — 0.40%
Embotelladora Andina SA Class B, Preference Shares	151,436	749,095
Sociedad Quimica y Minera de Chile SA Series B, Preference Shares	5,372	272,299

		1,021,394
COLOMBIA — 0.11%
Bancolombia SA, Preference Shares	27,523	289,581

		289,581

16	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EM ESG OPTIMIZED ETF

February 28, 2018

Security	Shares	Value
SOUTH KOREA — 0.76%
LG Chem Ltd., Preference Shares	1,330	$263,446
Samsung Electronics Co. Ltd., Preference Shares	927	1,707,789

		1,971,235

TOTAL PREFERRED STOCKS
(Cost: $10,261,146)		11,914,940

RIGHTS — 0.00%

BRAZIL — 0.00%
Itausa-Investimentos Itau SA (Expires 03/29/18)[a]	7,193	11,956

		11,956

TOTAL RIGHTS
(Cost: $0)		11,956

SHORT-TERM INVESTMENTS — 2.68%

MONEY MARKET FUNDS — 2.68%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.58%[e,f,g]	6,593,105	6,593,765
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[e,f]	344,458	344,458

		6,938,223

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,938,219)		6,938,223

Value
TOTAL INVESTMENTS IN SECURITIES — 102.32%
(Cost: $240,224,405)	$264,997,168
Other Assets, Less Liabilities — (2.32)%	(6,016,522)

NET ASSETS — 100.00%	$258,980,646

ADR   —  American Depositary Receipts

GDR   —  Global Depositary Receipts

NVDR   —  Non-Voting Depositary Receipts

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[e]	Affiliate of the Fund.
[f]	Annualized 7-day yield as of period end.
[g]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased		Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income		Net realized gain (loss)[a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,986,796	2,606,309	[b]	—	6,593,105	$6,593,765	$20,805	[c]	$(513)	$(55)
BlackRock Cash Funds: Treasury, SL Agency Shares	113,313	231,145	[b]	—	344,458	344,458	1,502		—	—

						$6,938,223	$22,307		$(513)	$(55)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EM ESG OPTIMIZED ETF

February 28, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$245,083,220	$1,048,829	$—	$246,132,049
Preferred stocks	11,914,940	—	—	11,914,940
Rights	11,956	—	—	11,956
Money market funds	6,938,223	—	—	6,938,223

Total	$263,948,339	$1,048,829	$—	$264,997,168

See notes to financial statements.

18	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS ex CHINA ETF

February 28, 2018

Security	Shares	Value
COMMON STOCKS — 82.55%

BRAZIL — 6.76%
Ambev SA	13,000	$88,034
Atacadao Distribuicao Comercio e Industria Ltda[a]	600	2,743
B3 SA – Brasil Bolsa Balcao	6,200	48,894
Banco Bradesco SA	2,200	24,941
Banco do Brasil SA	2,600	33,453
Banco Santander Brasil SA Units	1,200	13,582
BB Seguridade Participacoes SA	2,200	19,706
BR Malls Participacoes SA	3,000	11,017
BRF SAa	1,400	12,894
CCR SA	4,000	15,637
Centrais Eletricas Brasileiras SAa	1,000	7,624
Cia. de Saneamento Basico do Estado de Sao Paulo	800	9,271
Cia. Energetica de Minas Gerais[a]	508	1,274
Cia. Siderurgica Nacional SAa	1,800	5,624
Cielo SA	3,600	26,805
Cosan SA Industria e Comercio	600	8,010
Embraer SA	2,000	13,396
Engie Brasil Energia SA	600	7,230
Equatorial Energia SA	600	13,224
Fibria Celulose SA	800	15,186
Hypera SA	1,000	10,626
JBS SA	2,600	7,931
Klabin SA Units	1,800	9,918
Kroton Educacional SA	3,400	16,222
Localiza Rent a Car SA	1,600	12,775
Lojas Renner SA	2,400	25,501
Multiplan Empreendimentos Imobiliarios SA	400	8,643
Petroleo Brasileiro SAa	8,200	58,432
Qualicorp SA	600	5,310
Raia Drogasil SA	600	14,357
Rumo SAa	3,000	13,150
Suzano Papel e Celulose SA	1,600	10,712
TIM Participacoes SA	2,600	11,284
Ultrapar Participacoes SA	1,000	23,190
Vale SA	8,871	123,013
WEG SA	1,800	12,970

		742,579
CHILE — 1.57%
Banco de Chile	36,924	6,267
Banco de Credito e Inversiones SA	101	7,528

Security	Shares	Value
Banco Santander Chile	119,992	$9,853
Cencosud SA	3,790	11,528
Cia. Cervecerias Unidas SA	468	6,601
Colbun SA	44,700	10,866
Empresas CMPC SA	2,794	10,785
Empresas COPEC SA	1,478	23,889
Enel Americas SA	95,012	21,938
Enel Chile SA	57,028	7,042
Enel Generacion Chile SA	8,716	8,161
Itau CorpBanca	948,293	9,691
Latam Airlines Group SA	1,112	18,218
SACI Falabella	2,030	20,545

		172,912
COLOMBIA — 0.52%
Bancolombia SA	980	10,304
Cementos Argos SA	1,302	4,739
Ecopetrol SA	16,956	14,837
Grupo Argos SA/Colombia	1,030	6,938
Grupo de Inversiones Suramericana SA	988	13,233
Interconexion Electrica SA ESP	1,354	6,467

		56,518
CZECH REPUBLIC — 0.25%
CEZ AS	650	15,756
Komercni Banka AS	260	11,563

		27,319
EGYPT — 0.15%
Commercial International Bank Egypt SAE	3,660	16,000

		16,000
GREECE — 0.44%
Alpha Bank AEa	5,258	12,576
Hellenic Telecommunications Organization SA	1,098	15,655
JUMBO SA	496	9,038
OPAP SA	896	10,939

		48,208
HUNGARY — 0.47%
MOL Hungarian Oil & Gas PLC	1,104	12,075
OTP Bank PLC	680	30,374
Richter Gedeon Nyrt	416	9,178

		51,627
INDONESIA — 3.09%
Adaro Energy Tbk PT	54,200	9,264
Astra International Tbk PT	63,600	37,355

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ex CHINA ETF

February 28, 2018

Security	Shares	Value
Bank Central Asia Tbk PT	30,400	$51,243
Bank Mandiri Persero Tbk PT	59,200	35,739
Bank Negara Indonesia Persero Tbk PT	24,200	17,118
Bank Rakyat Indonesia Persero Tbk PT	166,400	45,750
Charoen Pokphand Indonesia Tbk PT	26,000	6,505
Gudang Garam Tbk PT	1,600	9,281
Hanjaya Mandala Sampoerna Tbk PT	32,600	11,429
Indocement Tunggal Prakarsa Tbk PT	5,800	9,270
Indofood Sukses Makmur Tbk PT	16,000	8,816
Kalbe Farma Tbk PT	67,400	7,844
Matahari Department Store Tbk PT	9,000	6,972
Semen Indonesia Persero Tbk PT	11,400	9,225
Telekomunikasi Indonesia Persero Tbk PT	141,400	41,139
Unilever Indonesia Tbk PT	5,000	19,602
United Tractors Tbk PT	5,000	12,947

		339,499
MALAYSIA — 3.45%
AMMB Holdings Bhd	7,600	8,033
Axiata Group Bhd	8,600	11,856
CIMB Group Holdings Bhd	13,600	24,964
DiGi.Com Bhd	10,200	12,603
Gamuda Bhd	7,600	9,624
Genting Bhd	6,800	15,364
Genting Malaysia Bhd	10,000	13,454
Hong Leong Bank Bhd	3,000	15,333
IHH Healthcare Bhd	6,000	9,053
IJM Corp. Bhd	8,000	5,555
IOI Corp. Bhd	8,200	9,818
IOI Properties Group Bhd	14,600	6,895
Kuala Lumpur Kepong Bhd	2,200	14,064
Malayan Banking Bhd	12,400	33,113
Malaysia Airports Holdings Bhd	4,800	10,661
Maxis Bhd	6,800	10,260
MISC Bhd	6,800	11,909
Petronas Chemicals Group Bhd	6,800	14,044
Petronas Gas Bhd	3,200	14,395
PPB Group Bhd	2,600	11,749
Public Bank Bhd	8,400	49,323
Sime Darby Plantation Bhd[a]	6,800	9,288
Sime Darby Property Bhd[a]	10,000	3,600
Tenaga Nasional Bhd	10,600	42,487
YTL Corp. Bhd	30,040	10,967

		378,412

Security	Shares	Value
MEXICO — 4.10%
Alfa SAB de CV Class A	9,800	$11,630
America Movil SAB de CV Series L	95,600	87,863
Arca Continental SAB de CV	1,200	8,322
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand Class B	4,200	5,924
Cemex SAB de CV CPO[a]	40,400	26,659
Coca-Cola Femsa SAB de CV Series L	1,400	9,424
Fibra Uno Administracion SA de CV	7,600	10,707
Fomento Economico Mexicano SAB de CV	5,400	49,950
Gruma SAB de CV Series B	730	8,443
Grupo Aeroportuario del Pacifico SAB de CV Series B	1,200	11,583
Grupo Aeroportuario del Sureste SAB de CV Series B	770	13,632
Grupo Bimbo SAB de CV Series A	6,000	14,028
Grupo Financiero Banorte SAB de CV Series O	7,000	41,984
Grupo Financiero Inbursa SAB de CV Series O	7,000	11,175
Grupo Mexico SAB de CV Series B	11,200	38,200
Grupo Televisa SAB CPO	7,600	25,986
Industrias Penoles SAB de CV	400	8,734
Infraestructura Energetica Nova SAB de CV	1,200	5,680
Kimberly-Clark de Mexico SAB de CV Series A	5,000	9,103
Mexichem SAB de CV	3,600	10,082
Promotora y Operadora de Infraestructura SAB de CV	670	6,832
Wal-Mart de Mexico SAB de CV	14,800	34,515

		450,456
PAKISTAN — 0.07%
Lucky Cement Ltd.	1,350	7,336

		7,336
PERU — 0.57%
Cia. de Minas Buenaventura SAA ADR	538	8,366
Credicorp Ltd.	190	41,126
Southern Copper Corp.	258	13,604

		63,096
PHILIPPINES — 1.47%
Aboitiz Equity Ventures Inc.	7,300	10,849
Ayala Corp.	790	16,034

20	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ex CHINA ETF

February 28, 2018

Security	Shares	Value
Ayala Land Inc.	26,000	$20,518
BDO Unibank Inc.	7,400	22,137
GT Capital Holdings Inc.	360	9,332
JG Summit Holdings Inc.	9,680	13,383
Jollibee Foods Corp.	1,820	10,428
Metro Pacific Investments Corp.	53,600	5,794
PLDT Inc.	300	8,756
SM Investments Corp.	720	12,995
SM Prime Holdings Inc.	31,000	21,012
Universal Robina Corp.	3,740	10,700

		161,938
POLAND — 1.81%
Alior Bank SAa	384	9,340
Bank Pekao SA	562	21,722
Bank Zachodni WBK SA	122	13,322
CCC SA	96	7,060
CD Projekt SA	194	6,058
KGHM Polska Miedz SA	454	13,911
LPP SA	4	10,523
mBank SAa	56	7,485
PGE Polska Grupa Energetyczna SAa	3,406	10,078
Polski Koncern Naftowy ORLEN SA	916	25,801
Polskie Gornictwo Naftowe i Gazownictwo SA	6,568	11,615
Powszechna Kasa Oszczednosci Bank Polski SAa	2,934	36,877
Powszechny Zaklad Ubezpieczen SA	1,962	24,465

		198,257
QATAR — 0.71%
Ezdan Holding Group QSC	2,628	6,550
Industries Qatar QSC	507	14,344
Masraf Al Rayan QSC	1,254	12,914
Ooredoo QPSC	320	7,625
Qatar Insurance Co. SAQ	660	7,004
Qatar Islamic Bank SAQ	247	6,495
Qatar National Bank QPSC	713	23,336

		78,268
RUSSIA — 5.16%
Alrosa PJSC	8,600	13,183
Gazprom PJSC	30,600	77,813
Inter RAO UES PJSC	118,000	7,797
LUKOIL PJSC	1,244	83,449
Magnit PJSC GDR[b]	1,006	20,824
MMC Norilsk Nickel PJSC	176	34,886
Mobile TeleSystems PJSC ADR	1,392	16,648

Security	Shares	Value
Moscow Exchange MICEX-RTS PJSC	5,600	$11,126
Novatek PJSC GDR[b]	254	34,671
Novolipetsk Steel PJSC	4,620	11,989
Polyus PJSC	62	5,117
Rosneft Oil Co. PJSC GDR[b]	3,286	19,223
RusHydro PJSC	498,000	6,913
Sberbank of Russia PJSC ADR	6,900	141,105
Severstal PJSC	500	8,157
Surgutneftegas OJSC	20,000	10,201
Tatneft PJSC Class S	4,460	47,058
VTB Bank PJSC GDR[b]	7,912	16,932

		567,092
SOUTH AFRICA — 10.07%
AngloGold Ashanti Ltd.	1,262	11,566
Aspen Pharmacare Holdings Ltd.	1,204	27,551
Barclays Africa Group Ltd.	1,816	30,539
Bid Corp. Ltd.	1,052	24,053
Bidvest Group Ltd. (The)	852	16,249
Capitec Bank Holdings Ltd.	116	8,181
Discovery Ltd.	1,012	15,328
Exxaro Resources Ltd.	638	7,157
FirstRand Ltd.	8,802	55,107
Fortress REIT Ltd. Series B	3,046	4,129
Foschini Group Ltd. (The)	688	12,502
Gold Fields Ltd.	2,526	9,803
Growthpoint Properties Ltd.	6,664	16,655
Hyprop Investments Ltd.	880	8,137
Imperial Holdings Ltd.	504	10,703
Investec Ltd.	800	6,947
Life Healthcare Group Holdings Ltd.	4,634	10,663
Mondi Ltd.	360	9,395
Mr. Price Group Ltd.	766	18,351
MTN Group Ltd.	5,190	56,500
Naspers Ltd. Class N	1,250	346,394
Nedbank Group Ltd.	510	12,425
NEPI Rockcastle PLC	1,064	10,747
Netcare Ltd.	4,040	8,728
Pick n Pay Stores Ltd.	510	3,139
PSG Group Ltd.	368	6,781
Rand Merchant Investment Holdings Ltd.	2,062	7,802
Redefine Properties Ltd.	14,472	13,903
Remgro Ltd.	1,364	27,907
Resilient REIT Ltd.	844	4,745
RMB Holdings Ltd.	1,608	11,868

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ex CHINA ETF

February 28, 2018

Security	Shares	Value
Sanlam Ltd.	4,776	$36,921
Sappi Ltd.	1,684	10,928
Sasol Ltd.	1,658	58,538
Shoprite Holdings Ltd.	1,232	27,133
Sibanye Gold Ltd.	5,264	5,062
SPAR Group Ltd. (The)	720	13,334
Standard Bank Group Ltd.	3,878	71,559
Tiger Brands Ltd.	526	19,009
Truworths International Ltd.	1,526	13,094
Vodacom Group Ltd.	1,348	18,586
Woolworths Holdings Ltd./South Africa	3,244	17,960

		1,106,079
SOUTH KOREA — 19.78%
Amorepacific Corp.	98	25,475
AMOREPACIFIC Group	96	11,170
BGF retail Co. Ltd.	29	4,660
BNK Financial Group Inc.	788	8,150
Celltrion Healthcare Co. Ltd.[a]	81	8,946
Celltrion Inc.[a]	230	74,975
CJ CheilJedang Corp.	28	8,740
CJ Corp.	52	7,995
CJ E&M Corp.	54	4,318
Coway Co. Ltd.	160	12,795
Daelim Industrial Co. Ltd.	116	7,948
DB Insurance Co. Ltd.	152	9,755
DGB Financial Group Inc.	506	5,794
E-MART Inc.	66	18,528
GS Holdings Corp.	154	9,400
Hana Financial Group Inc.	880	39,941
Hankook Tire Co. Ltd.	246	13,403
Hanmi Pharm Co. Ltd.	20	8,551
Hanon Systems	638	7,364
Hanssem Co. Ltd.	26	3,589
Hanwha Chemical Corp.	362	11,098
Hanwha Corp.	186	7,583
Hotel Shilla Co. Ltd.	102	7,705
Hyosung Corp.	72	8,311
Hyundai Development Co. Engineering & Construction	160	5,585
Hyundai Engineering & Construction Co. Ltd.[a]	272	9,670
Hyundai Glovis Co. Ltd.	86	11,317
Hyundai Heavy Industries Co. Ltd.[a]	114	13,791
Hyundai Marine & Fire Insurance Co. Ltd.	202	7,704

Security	Shares	Value
Hyundai Mobis Co. Ltd.	198	$41,688
Hyundai Motor Co.	436	65,024
Hyundai Robotics Co. Ltd.[a]	28	11,442
Hyundai Steel Co.	242	11,978
Industrial Bank of Korea	744	11,817
Kakao Corp.	104	12,293
Kangwon Land Inc.[a]	378	10,070
KB Financial Group Inc.	1,040	61,465
KCC Corp.	26	8,703
KEPCO Plant Service & Engineering Co. Ltd.[a]	62	2,310
Kia Motors Corp.	842	26,709
Korea Aerospace Industries Ltd. Class Aa	232	10,776
Korea Electric Power Corp.[a]	766	23,414
Korea Investment Holdings Co. Ltd.[a]	126	9,134
Korea Zinc Co. Ltd.[a]	26	12,293
KT&G Corp.	330	30,413
LG Chem Ltd.	136	48,100
LG Corp.	306	24,358
LG Display Co. Ltd.	702	19,351
LG Electronics Inc.	300	27,676
LG Household & Health Care Ltd.	30	30,474
LG Innotek Co. Ltd.	58	7,070
Lotte Chemical Corp.	48	20,345
Lotte Corp.[a]	78	4,516
Lotte Shopping Co. Ltd.	41	7,818
Medy-Tox Inc.	18	10,040
Mirae Asset Daewoo Co. Ltd.	1,168	10,009
NAVER Corp.	80	59,322
NCSoft Corp.	52	18,007
Netmarble Games Corp.[c]	38	5,176
NH Investment & Securities Co. Ltd.[a]	514	6,788
OCI Co. Ltd.	46	6,988
POSCO	222	74,109
S-Oil Corp.	126	14,370
Samsung Biologics Co. Ltd.[a,c]	50	20,778
Samsung C&T Corp.	218	25,869
Samsung Electro-Mechanics Co. Ltd.	172	14,708
Samsung Electronics Co. Ltd.	272	591,020
Samsung Fire & Marine Insurance Co. Ltd.	92	24,553
Samsung Heavy Industries Co. Ltd.[a]	918	7,248
Samsung Life Insurance Co. Ltd.	220	24,684
Samsung SDI Co. Ltd.	164	25,897

22	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ex CHINA ETF

February 28, 2018

Security	Shares	Value
Samsung SDS Co. Ltd.	106	$23,297
Samsung Securities Co. Ltd.	254	9,288
Shinhan Financial Group Co. Ltd.	1,262	55,239
Shinsegae Inc.	20	6,335
SillaJen Inc.[a]	150	14,184
SK Holdings Co. Ltd.	100	26,272
SK Hynix Inc.	1,644	116,594
SK Innovation Co. Ltd.	188	35,676
SK Telecom Co. Ltd.	58	12,854
Woori Bank	912	13,980
Yuhan Corp.	33	6,339

		2,173,122
TAIWAN — 16.18%
Acer Inc.	8,000	6,741
Advanced Semiconductor Engineering Inc.	20,000	27,230
Asia Cement Corp.	8,000	7,782
Asustek Computer Inc.	2,000	18,976
AU Optronics Corp.	26,000	11,666
Catcher Technology Co. Ltd.	2,000	24,250
Cathay Financial Holding Co. Ltd.	26,000	48,535
Chailease Holding Co. Ltd.	4,000	13,454
Chang Hwa Commercial Bank Ltd.	16,800	9,667
Cheng Shin Rubber Industry Co. Ltd.	6,000	10,317
China Airlines Ltd.[a]	7,000	2,757
China Development Financial Holding Corp.	48,000	17,263
China Life Insurance Co. Ltd./Taiwan	8,720	8,781
China Steel Corp.	40,000	33,019
Chunghwa Telecom Co. Ltd.	10,000	37,506
Compal Electronics Inc.	14,000	9,639
CTBC Financial Holding Co. Ltd.	44,000	32,176
Delta Electronics Inc.	6,000	28,566
E.Sun Financial Holding Co. Ltd.	30,074	19,932
Far Eastern New Century Corp.	12,000	10,666
Far EasTone Telecommunications Co. Ltd.	6,000	15,208
Feng TAY Enterprise Co. Ltd.	2,000	9,522
First Financial Holding Co. Ltd.	26,520	18,167
Formosa Chemicals & Fibre Corp.	8,000	29,731
Formosa Petrochemical Corp.	4,000	16,030
Formosa Plastics Corp.	12,000	42,541
Foxconn Technology Co. Ltd.	4,000	10,878
Fubon Financial Holding Co. Ltd.	18,000	32,183
Hon Hai Precision Industry Co. Ltd.	44,000	132,774

Security	Shares	Value
Hotai Motor Co. Ltd.	600	$6,689
Hua Nan Financial Holdings Co. Ltd.	23,100	13,609
Innolux Corp.	28,000	12,468
Inventec Corp.	10,000	7,998
Largan Precision Co. Ltd.	288	36,449
Lite-On Technology Corp.	8,000	11,509
Macronix International[a]	6,000	8,929
MediaTek Inc.	4,000	41,239
Mega Financial Holding Co. Ltd.	32,000	27,347
Micro-Star International Co. Ltd.	2,000	5,857
Nan Ya Plastics Corp.	14,000	38,650
Nanya Technology Corp.	2,000	5,535
Novatek Microelectronics Corp.	2,000	8,666
Pegatron Corp.	6,000	15,413
Pou Chen Corp.	8,000	10,070
Powertech Technology Inc.	2,000	6,206
President Chain Store Corp.	2,000	20,174
Quanta Computer Inc.	8,000	16,331
Shin Kong Financial Holding Co. Ltd.	20,000	8,255
Siliconware Precision Industries Co. Ltd.	6,000	10,461
SinoPac Financial Holdings Co. Ltd.	43,470	15,038
Taishin Financial Holding Co. Ltd.	35,460	17,247
Taiwan Cement Corp.	10,000	12,673
Taiwan Cooperative Financial Holding Co. Ltd.	24,720	14,394
Taiwan High Speed Rail Corp.	6,000	4,655
Taiwan Mobile Co. Ltd.	6,000	22,092
Taiwan Semiconductor Manufacturing Co. Ltd.	68,000	572,965
Teco Electric and Machinery Co. Ltd.	10,000	9,077
Uni-President Enterprises Corp.	14,000	33,087
United Microelectronics Corp.	40,000	19,387
Vanguard International Semiconductor Corp.	4,000	8,357
Win Semiconductors Corp.	1,000	9,197
Winbond Electronics Corp.	12,000	8,179
Wistron Corp.	10,296	8,640
WPG Holdings Ltd.	8,000	10,276
Yuanta Financial Holding Co. Ltd.	32,000	14,413

		1,777,489
THAILAND — 3.51%
Advanced Info Service PCL NVDR	3,400	21,446
Airports of Thailand PCL NVDR	14,200	32,005
Bangkok Dusit Medical Services PCL NVDR	14,400	10,138

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ex CHINA ETF

February 28, 2018

Security	Shares	Value
Banpu PCL NVDR	11,000	$8,235
Berli Jucker PCL NVDR	5,400	10,236
Bumrungrad Hospital PCL NVDR	1,400	9,188
Central Pattana PCL NVDR	4,800	12,883
Charoen Pokphand Foods PCL NVDR	11,800	8,609
CP ALL PCL NVDR	14,400	38,535
Energy Absolute PCL NVDR	4,600	9,855
Indorama Ventures PCL NVDR	5,600	9,634
Kasikornbank PCL Foreign	3,400	25,129
Kasikornbank PCL NVDR	2,400	17,738
Krung Thai Bank PCL NVDR	12,200	7,890
Minor International PCL NVDR	5,200	6,709
PTT Exploration & Production PCL NVDR	5,400	19,869
PTT Global Chemical PCL NVDR	7,400	23,398
PTT PCL NVDR	3,000	54,285
Siam Cement PCL (The) Foreign	1,000	15,610
Siam Commercial Bank PCL (The) NVDR	5,400	25,632
Thai Oil PCL NVDR	3,400	11,156
True Corp. PCL NVDR[a]	35,600	7,145

		385,325
TURKEY — 1.52%
Akbank Turk AS	7,804	21,794
Arcelik AS	1,020	5,078
BIM Birlesik Magazalar AS	714	14,106
Eregli Demir ve Celik Fabrikalari TAS	4,802	14,331
Haci Omer Sabanci Holding AS	3,188	8,995
KOC Holding AS	2,438	11,522
Petkim Petrokimya Holding AS	3,454	7,323
Tupras Turkiye Petrol Rafinerileri AS	408	12,530
Turk Hava Yollari AOa	2,130	10,671
Turkcell Iletisim Hizmetleri AS	3,628	14,621
Turkiye Garanti Bankasi AS	7,000	21,571
Turkiye Halk Bankasi AS	2,200	5,566
Turkiye Is Bankasi AS Class C	5,900	11,780
Turkiye Vakiflar Bankasi TAO Class D	3,800	7,337

		167,225
UNITED ARAB EMIRATES — 0.90%
Abu Dhabi Commercial Bank PJSC	6,136	12,195
Aldar Properties PJSC	12,000	7,057
DAMAC Properties Dubai Co. PJSC	5,400	4,411
DP World Ltd.	500	12,225
Dubai Islamic Bank PJSC	3,200	5,280
Emaar Properties PJSC	10,876	18,270

Security	Shares	Value
Emirates Telecommunications Group Co. PJSC	5,602	$26,234
First Abu Dhabi Bank PJSC	4,000	12,578

		98,250

TOTAL COMMON STOCKS
(Cost: $8,195,746)		9,067,007

INVESTMENT COMPANIES — 11.57%

INDIA — 11.57%
iShares MSCI India ETF[d]	37,027	1,270,767

		1,270,767
TOTAL INVESTMENT COMPANIES
(Cost: $1,246,402)		1,270,767

PREFERRED STOCKS — 5.35%

BRAZIL — 4.00%
Banco Bradesco SA, Preference Shares	8,800	105,017
Braskem SA Class A, Preference Shares	400	5,718
Cia. Brasileira de Distribuicao, Preference Shares	600	12,649
Cia. Energetica de Minas Gerais, Preference Shares	3,200	8,087
Gerdau SA, Preference Shares	3,000	15,347
Itau Unibanco Holding SA, Preference Shares	9,200	142,669
Itausa-Investimentos Itau SA, Preference Shares	11,800	47,654
Lojas Americanas SA, Preference Shares	2,400	12,470
Petroleo Brasileiro SA, Preference Shares	10,800	71,341
Telefonica Brasil SA, Preference Shares	1,200	18,709

		439,661
CHILE — 0.22%
Embotelladora Andina SA Class B, Preference Shares	1,936	9,576
Sociedad Quimica y Minera de Chile SA Series B, Preference Shares	280	14,193

		23,769
COLOMBIA — 0.09%
Bancolombia SA, Preference Shares	922	9,701

		9,701

24	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ex CHINA ETF

February 28, 2018

Security	Shares	Value
RUSSIA — 0.09%
Surgutneftegas OJSC, Preference Shares	20,000	$10,480

		10,480
SOUTH KOREA — 0.95%
Hyundai Motor Co., Preference Shares	56	4,644
Hyundai Motor Co. Series 2, Preference Shares	86	7,759
Samsung Electronics Co. Ltd., Preference Shares	50	92,114

		104,517

TOTAL PREFERRED STOCKS
(Cost: $477,432)		588,128

RIGHTS — 0.01%

BRAZIL — 0.00%
Itausa-Investimentos Itau SA (Expires 03/29/18)[a]	277	460

		460
CHILE — 0.00%
Enel Chile SA (Expires 03/16/18)[a]	11,616	2

		2
SOUTH KOREA — 0.01%
Hyundai Heavy Industries Co. Ltd. (Expires 03/09/18)[a]	20	462

		462
TOTAL RIGHTS
(Cost: $0)		924

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.07%

MONEY MARKET FUNDS — 0.07%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[d,e]	7,925	$7,925

		7,925

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,925)		7,925

TOTAL INVESTMENTS IN SECURITIES — 99.55%
(Cost: $9,927,505)		10,934,751
Other Assets, Less Liabilities — 0.45%		49,391

NET ASSETS — 100.00%		$10,984,142

ADR  —  American Depositary Receipts

CPO  —  Certificates of Participation (Ordinary)

GDR   —  Global Depositary Receipts

NVDR   —  Non-Voting Depositary Receipts

[a]	Non-income producing security.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[d]	Affiliate of the Fund.
[e]	Annualized 7-day yield as of period end.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased	Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	15,969	—	(8,044)[b]	7,925	$7,925	$54	$—	$—
iShares MSCI India ETF	36,404	1,060	(437)	37,027	1,270,767	9,891	295	6,890
iShares MSCI Qatar ETF	5,430	—	(5,430)	—	—	—	(19,411)	5,703

					$1,278,692	$9,945	$(19,116)	$12,593

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ex CHINA ETF

February 28, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$8,988,739	$78,268	$—	$9,067,007
Investment companies	1,270,767	—	—	1,270,767
Preferred stocks	588,128	—	—	588,128
Rights	462	462	—	924
Money market funds	7,925	—	—	7,925

Total	$10,856,021	$78,730	$—	$10,934,751

See notes to financial statements.

26	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES®, INC.

February 28, 2018

	iShares Edge MSCI Multifactor Emerging Markets ETF	iShares MSCI EM ESG Optimized ETF	iShares MSCI Emerging Markets ex China ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$152,628,685	$233,286,186	$8,673,178
Affiliated (Note 2)	6,972,628	6,938,219	1,254,327

Total cost of investments in securities	$159,601,313	$240,224,405	$9,927,505

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$171,664,850	$258,058,945	$9,656,059
Affiliated (Note 2)	6,860,644	6,938,223	1,278,692
Foreign currency, at value[b]	105,890	209,456	10,082
Cash	—	—	339
Receivables:
Investment securities sold	—	11,702,072	—
Due from custodian (Note 4)	—	755,355	—
Dividends and interest	726,593	652,829	42,461
Capital shares sold	—	1,864,805	—
Tax reclaims	2,932	—	—

Total Assets	179,360,909	280,181,685	10,987,633

LIABILITIES
Payables:
Investment securities purchased	—	14,488,464	—
Collateral for securities on loan (Note 1)	119,952	6,594,546	—
Capital shares redeemed	—	70,932	—
Foreign taxes (Note 1)	—	—	1
Investment advisory fees (Note 2)	56,836	47,097	3,490

Total Liabilities	176,788	21,201,039	3,491

NET ASSETS	$179,184,121	$258,980,646	$10,984,142

Net assets consist of:
Paid-in capital	$157,789,295	$233,061,964	$10,046,048
Distributions in excess of net investment income	(44,310)	(384,634)	(5,772)
Undistributed net realized gain (accumulated net realized loss)	2,516,466	1,534,082	(63,277)
Net unrealized appreciation	18,922,670	24,769,234	1,007,143

NET ASSETS	$179,184,121	$258,980,646	$10,984,142

Shares outstanding[c]	3,500,000	3,400,000	200,000

Net asset value per share	$51.20	$76.17	$54.92

[a]	Securities on loan with values of $113,873, $6,365,464 and $ —, respectively. See Note 1.
[b]	Cost of foreign currency: $105,648, $210,013 and $10,044, respectively.
[c]	$0.001 par value, number of shares authorized: 25 million, 25 million and 25 million, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	27

Statements of Operations (Unaudited)

iSHARES®, INC.

Six months ended February 28, 2018

	iShares Edge MSCI Multifactor Emerging Markets ETF	iShares MSCI EM ESG Optimized ETF	iShares MSCI Emerging Markets ex China ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$1,248,526	$1,132,113	$89,456
Dividends — affiliated (Note 2)	37,745	1,502	9,945
Securities lending income — affiliated — net (Note 2)	6,510	20,805	—

	1,292,781	1,154,420	99,401
Less: Other foreign taxes (Note 1)	(3,875)	—	(146)

Total investment income	1,288,906	1,154,420	99,255

EXPENSES
Investment advisory fees (Note 2)	251,480	189,848	25,832
Proxy fees	5	6	—
Commitment fees (Note 7)	—	—	84

Total expenses	251,485	189,854	25,916
Less investment advisory fees waived (Note 2)	(19,278)	—	(4,230)

Net expenses	232,207	189,854	21,686

Net investment income	1,056,699	964,566	77,569

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(1,383,076)	(812,873)	(47,273)
Investments — affiliated (Note 2)	(6,767)	(513)	(19,116)
In-kind redemptions — unaffiliated	3,657,182	2,654,984	—
In-kind redemptions — affiliated (Note 2)	678,748	—	—
Foreign currency transactions	316	(13,585)	2,701

Net realized gain (loss)	2,946,403	1,828,013	(63,688)

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	7,741,531	12,517,501	837,497
Investments — affiliated (Note 2)	(812,325)	(55)	12,593
Translation of assets and liabilities in foreign currencies	(3,440)	(4,793)	(279)

Net change in unrealized appreciation/depreciation	6,925,766	12,512,653	849,811

Net realized and unrealized gain	9,872,169	14,340,666	786,123

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,928,868	$15,305,232	$863,692

[a]	Net of foreign withholding tax of $156,318, $150,603 and $13,850, respectively.

See notes to financial statements.

28	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares Edge MSCI Multifactor Emerging Markets ETF		iShares MSCI EM ESG Optimized ETF
	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,056,699	$895,032	$964,566	$1,088,767
Net realized gain	2,946,403	59,274	1,828,013	282,004
Net change in unrealized appreciation/depreciation	6,925,766	9,748,303	12,512,653	11,678,921

Net increase in net assets resulting from operations	10,928,868	10,702,609	15,305,232	13,049,692

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,532,736)	(797,610)	(1,978,607)	(499,570)

Total distributions to shareholders	(1,532,736)	(797,610)	(1,978,607)	(499,570)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	101,336,799	47,184,280	160,039,185	81,808,084
Cost of shares redeemed	(14,421,725)	(4,185,348)	(11,197,622)	(3,191,126)

Net increase in net assets from capital share transactions	86,915,074	42,998,932	148,841,563	78,616,958

INCREASE IN NET ASSETS	96,311,206	52,903,931	162,168,188	91,167,080

NET ASSETS
Beginning of period	82,872,915	29,968,984	96,812,458	5,645,378

End of period	$179,184,121	$82,872,915	$258,980,646	$96,812,458

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(44,310)	$431,727	$(384,634)	$629,407

SHARES ISSUED AND REDEEMED
Shares sold	2,000,000	1,100,000	2,150,000	1,350,000
Shares redeemed	(300,000)	(100,000)	(150,000)	(50,000)

Net increase in shares outstanding	1,700,000	1,000,000	2,000,000	1,300,000

See notes to financial statements.

FINANCIAL STATEMENTS	29

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Emerging Markets ex China ETF
	Six months ended February 28, 2018 (Unaudited)	Period from July 18, 2017[a] to August 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$77,569	$25,138
Net realized loss	(63,688)	(1,330)
Net change in unrealized appreciation/depreciation	849,811	157,332

Net increase in net assets resulting from operations	863,692	181,140

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(106,738)	—

Total distributions to shareholders	(106,738)	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	10,046,048

Net increase in net assets from capital share transactions	—	10,046,048

INCREASE IN NET ASSETS	756,954	10,227,188

NET ASSETS
Beginning of period	10,227,188	—

End of period	$10,984,142	$10,227,188

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(5,772)	$23,397

SHARES ISSUED
Shares sold	—	200,000

Net increase in shares outstanding	—	200,000

[a]	Commencement of operations.

See notes to financial statements.

30	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

iShares Edge MSCI Multifactor Emerging Markets ETF

	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017	Period from Dec. 8, 2015[a] to Aug. 31, 2016
Net asset value, beginning of period	$46.04	$37.46	$33.82

Income from investment operations:
Net investment income[b]	0.46	0.91	1.27
Net realized and unrealized gain[c]	5.40	8.53	2.50

Total from investment operations	5.86	9.44	3.77

Less distributions from:
Net investment income	(0.70)	(0.86)	(0.13)

Total distributions	(0.70)	(0.86)	(0.13)

Net asset value, end of period	$51.20	$46.04	$37.46

Total return	12.83%[d]	25.80%	11.16%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$179,184	$82,873	$29,969
Ratio of expenses to average net assets[e]	0.42%	0.42%	0.49%
Ratio of expenses to average net assets prior to waived fees[e]	0.45%	0.50%	0.65%
Ratio of net investment income to average net assets[e]	1.89%	2.24%	4.91%
Portfolio turnover rate[f]	14%[d]	36%	11%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but includes portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 28, 2018, the year ended August 31, 2017 and the period ended August 31, 2016 were 14%, 36% and 11%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	31

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

iShares MSCI EM ESG Optimized ETF

	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017	Period from Jun. 28, 2016[a] to Aug. 31, 2016
Net asset value, beginning of period	$69.15	$56.45	$50.37

Income from investment operations:
Net investment income[b]	0.46	1.70	0.31
Net realized and unrealized gain[c]	7.46	11.62	5.77

Total from investment operations	7.92	13.32	6.08

Less distributions from:
Net investment income	(0.90)	(0.62)	—

Total distributions	(0.90)	(0.62)	—

Net asset value, end of period	$76.17	$69.15	$56.45

Total return	11.54%[d]	23.75%	12.09%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$258,981	$96,812	$5,645
Ratio of expenses to average net assets[e]	0.25%	0.42%	0.45%
Ratio of net investment income to average net assets[e]	1.27%	2.73%	3.26%
Portfolio turnover rate[f]	19%[d]	29%	9%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but includes portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 28, 2018, the year ended August 31, 2017 and the period ended August 31, 2016 were 19%, 29% and 9%, respectively. See Note 4.

See notes to financial statements.

32	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

iShares MSCI Emerging Markets ex China ETF

	Six months ended Feb. 28, 2018 (Unaudited)	Period from Jul. 18, 2017[a] to Aug. 31, 2017
Net asset value, beginning of period	$51.14	$50.22

Income from investment operations:
Net investment income[b]	0.39	0.13
Net realized and unrealized gain[c]	3.92	0.79

Total from investment operations	4.31	0.92

Less distributions from:
Net investment income	(0.53)	—

Total distributions	(0.53)	—

Net asset value, end of period	$54.92	$51.14

Total return	8.49%[d]	1.83%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$10,984	$10,227
Ratio of expenses to average net assets[e]	0.41%	0.41%
Ratio of expenses to average net assets prior to waived fees[e]	0.49%	0.49%
Ratio of net investment income to average net assets[e]	1.47%	2.07%
Portfolio turnover rate[f]	5%[d]	0%[d,g]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but includes portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rate for the six months ended February 28, 2018 and the period ended August 31, 2017 were 5% and 0%. See Note 4.
[g]	Rounds to less than 1%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	33

Notes to Financial Statements (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to Articles of Incorporation as subsequently amended and restated.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Edge MSCI Multifactor Emerging Markets	Non-diversified
MSCI EM ESG Optimized	Non-diversified
MSCI Emerging Markets ex China	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

34	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

NOTES TO FINANCIAL STATEMENTS	35

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 28, 2018 are reflected in tax reclaims receivable. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2018, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

36	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of February 28, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of February 28, 2018 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

NOTES TO FINANCIAL STATEMENTS	37

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of February 28, 2018:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Edge MSCI Multifactor Emerging Markets
Macquarie Bank Limited	$113,873	$113,873	$—

MSCI EM ESG Optimized
Citigroup Global Markets Inc.	$202,297	$202,297	$—
Credit Suisse Securities (USA) LLC	43,978	43,978	—
JPMorgan Securities LLC	5,626,640	5,626,640	—
UBS AG	492,549	492,549	—

	$6,365,464	$6,365,464	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).

For its investment advisory services to the iShares Edge MSCI Multifactor Emerging Markets ETF, BFA is entitled to an annual investment advisory fee of 0.45%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. In addition, the Fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through December 31, 2021 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.

For its investment advisory services to the iShares MSCI EM ESG Optimized ETF, BFA is entitled to an annual investment advisory fee of 0.25%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

For its investment advisory services to the iShares MSCI Emerging Market ex China ETF, BFA is entitled to an annual investment advisory fee of 0.49%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through December 31, 2022 in an amount equal to the aggregate acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal

38	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended February 28, 2018, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Edge MSCI Multifactor Emerging Markets	$1,412
MSCI EM ESG Optimized	5,361

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 28, 2018, the purchase and sales transactions executed by the iShares Edge MSCI Multifactor Emerging Markets ETF pursuant to Rule 17a-7 under the 1940 Act were $3,929,009 and $2,279,839, respectively.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

It is possible that, from time to time, BlackRock and/or funds managed by BFA or an affiliate (collectively, “Affiliates”) may purchase and hold shares of a Fund. Affiliates reserve the right, subject to compliance with applicable law, to sell into the market or redeem in Creation Units through an authorized participant at any time some or all of the shares of a Fund acquired for their own accounts. A large sale or redemption of shares of a Fund by Affiliates could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund. As of February 28, 2018, the number of affiliated accounts that individually represent more than 10% ownership of the Fund’s total shares outstanding and the aggregate percentage of net assets represented by such holdings were as follows:

iShares ETF	Number of Affiliated Accounts	Aggregate Affiliated Ownership Percentage
MSCI Emerging Markets ex China	1	40%

NOTES TO FINANCIAL STATEMENTS	39

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain Funds, in order to improve their portfolio liquidity and their ability to track their respective underlying index, may invest in shares of other iShares funds that invest in securities in each Fund’s respective underlying index.

Certain directors and officers of the Company are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2018 were as follows:

iShares ETF	Purchases	Sales
Edge MSCI Multifactor Emerging Markets	$84,589,866	$16,014,669
MSCI EM ESG Optimized	99,302,469	30,709,603
MSCI Emerging Markets ex China	501,107	540,343

In-kind transactions (see Note 4) for the six months ended February 28, 2018 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Edge MSCI Multifactor Emerging Markets	$31,815,273	$14,395,818
MSCI EM ESG Optimized	90,268,029	11,156,888

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

40	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The European financial markets have experienced volatility and adverse trends in recent years due to concerns about economic downturns or rising government debt levels in several European countries. These events have adversely affected the exchange rate of the euro and may continue to significantly affect European countries. The occurrence of terrorist incidents throughout Europe also could impact financial markets. In addition, the United Kingdom has voted to withdraw from the European Union. The referendum may introduce significant new uncertainties and instability in the financial markets as the United Kingdom negotiates its exit from the European Union.

The United States and the European Union, along with the regulatory bodies of a number of countries including Japan, Australia, Norway, Switzerland and Canada, have imposed economic sanctions, which consist of asset freezes and sectorial sanctions, on certain Russian individuals and Russian corporate entities. Broader sanctions on Russia could also be instituted. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a

NOTES TO FINANCIAL STATEMENTS	41

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

weakening of the ruble or other adverse consequences to the Russian economy. Current or future sanctions may result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. These retaliatory measures may include the immediate freeze of Russian assets held by a fund.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of August 31, 2017, the Funds’ fiscal year-end, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
Edge MSCI Multifactor Emerging Markets	$305,500
MSCI EM ESG Optimized	106,499

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

42	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

As of February 28, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Edge MSCI Multifactor Emerging Markets	$159,857,101	$20,843,422	$(2,175,029)	$18,668,393
MSCI EM ESG Optimized	240,527,429	26,934,640	(2,464,901)	24,469,739
MSCI Emerging Markets ex China	9,930,874	1,338,796	(334,919)	1,003,877

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2018, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	LINE OF CREDIT

The Funds, along with certain other iShares funds, are parties to a credit agreement with State Street Bank and Trust Company. Effective October 25, 2017, certain terms of the credit agreement were amended, including (i) increasing the maximum borrowing amount from $250 million to $275 million and (ii) extending the expiration date from October 25, 2017 to October 24, 2018. The iShares MSCI Emerging Markets ex China ETF became a party to the credit agreement effective October 25, 2017. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings. The credit agreement has the following terms: a commitment fee of 0.20% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is allocated to each fund participating in the credit agreement based on each fund’s pro-rata share of the aggregate average daily value of assets invested in local securities of certain foreign markets.

The Funds did not borrow under the credit agreement during the six months ended February 28, 2018.

8.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

9.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements except as noted below.

NOTES TO FINANCIAL STATEMENTS	43

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

Effective on or around May 23, 2018, the iShares MSCI EM ESG Optimized ETF will track a new underlying index, the MSCI Emerging Markets Extended ESG Focus Index, and will cease to track the MSCI Emerging Markets ESG Focus Index.

44	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES®, INC.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Edge MSCI Multifactor Emerging Markets	$0.454187	$—	$0.242511	$0.696698	65%	—%	35%	100%
MSCI EM ESG Optimized	0.688739	—	0.210628	0.899367	77	—	23	100
MSCI Emerging Markets ex China	0.294749	—	0.238941	0.533690	55	—	45	100

SUPPLEMENTAL INFORMATION	45

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

46	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	47

Notes:

48	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	49

Notes:

50	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-816-0218

Item 2. Code of Ethics.

Not applicable to this semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6. Investments.

(a)	Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors.

Item 11. Controls and Procedures.

(a)	The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13. Exhibits.

(a) (1) Not applicable to this semi-annual report.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable.

(a) (4) Not applicable.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date:	April 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date:	April 27, 2018

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	April 27, 2018